DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
BAM	Build America Mutual
ST	Special Tax
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
CDOR	Canadian Dollar Offered Rate
GO	General Obligation
MN CRED PROG	Minnesota School District Credit Program
RB	Revenue Bond
SD CRED PROG	School District Credit Program
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
RN	Revenue Note
CP	Certificate Participation
GDR	Global Depositary Receipt
SCH BD GTY	School Bond Guaranty
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
EUR	Euro
JPY	Japanese Yen
INR	Indian Rupee

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

CONTINUED
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.2%)
	Activision Blizzard, Inc.	7,114	$594,873
	AT&T, Inc.	464,014	13,015,593
*	Charter Communications, Inc., Class A	13,352	9,934,555
	Comcast Corp., Class A	299,220	17,603,112
*	Discovery, Inc., Class A	20,493	594,502
*	Discovery, Inc., Class C	35,555	963,896
*	DISH Network Corp., Class A	27,506	1,152,226
	Electronic Arts, Inc.	700	100,772
	Fox Corp., Class A	36,671	1,307,688
	Fox Corp., Class B	30,375	1,009,665
	Interpublic Group of Cos., Inc. (The)	16,852	595,887
*	Liberty Broadband Corp., Class A	600	103,002
*	Liberty Broadband Corp., Class C	6,600	1,171,434
*	Liberty Media Corp.-Liberty Formula One, Class A	535	22,181
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	212,452
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	208,517
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	667,636
	Lumen Technologies, Inc.	130,666	1,629,405
*	Madison Square Garden Entertainment Corp.	154	10,774
	News Corp., Class A	16,744	412,405
	News Corp., Class B	8,065	189,608
*	T-Mobile US, Inc.	30,281	4,361,070
*	Twitter, Inc.	1	70
	Verizon Communications, Inc.	65,129	3,632,896
	ViacomCBS, Inc., Class A	1,652	73,563
	ViacomCBS, Inc., Class B	67,046	2,744,193
*	Walt Disney Co. (The)	49,095	8,641,702
TOTAL COMMUNICATION SERVICES			70,953,677
CONSUMER DISCRETIONARY — (6.9%)
	Advance Auto Parts, Inc.	7,659	1,624,168
*	Aptiv P.L.C.	4,140	690,759
	Aramark	21,061	739,873
	Autoliv, Inc.	10,304	1,039,467
	BorgWarner, Inc.	27,403	1,342,199
*	Capri Holdings, Ltd.	1,300	73,203
*	CarMax, Inc.	9,448	1,265,560
#*	Carnival Corp.	43,840	949,136
*	Dollar Tree, Inc.	14,715	1,468,410
	DR Horton, Inc.	56,804	5,420,806
*	Expedia Group, Inc.	1	161
*	Ford Motor Co.	156,704	2,186,021
	Gap, Inc. (The)	14,576	425,182
	Garmin, Ltd.	11,471	1,803,241
*	General Motors Co.	100,456	5,709,919
	Gentex Corp.	29,709	1,010,997
	Harley-Davidson, Inc.	1,373	54,398
	Hasbro, Inc.	3,203	318,506
*	Hyatt Hotels Corp., Class A	2,188	174,756
	Kohl's Corp.	12,377	628,752
	Lear Corp.	6,694	1,171,316
	Lennar Corp., Class A	22,553	2,371,448
	Lennar Corp., Class B	1,507	130,129

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc., Class A	2,389	$901,179
*	LKQ Corp.	36,546	1,854,709
	MGM Resorts International	32,476	1,218,824
*	Mohawk Industries, Inc.	9,865	1,922,688
	Newell Brands, Inc.	8,465	209,509
#*	Norwegian Cruise Line Holdings, Ltd.	12,160	292,205
	PulteGroup, Inc.	42,097	2,309,862
*	PVH Corp.	6,178	646,342
	Ralph Lauren Corp.	2,390	271,313
*	Royal Caribbean Cruises, Ltd.	10,937	840,727
	Service Corp. International	700	43,743
*	Skechers U.S.A., Inc., Class A	2,403	128,993
*	Tapestry, Inc.	9,902	418,855
	Target Corp.	1,223	319,264
	Toll Brothers, Inc.	3,807	225,641
#*	Veoneer, Inc.	2,824	88,448
	Whirlpool Corp.	7,935	1,757,920
TOTAL CONSUMER DISCRETIONARY			44,048,629
CONSUMER STAPLES — (5.6%)
	Archer-Daniels-Midland Co.	24,001	1,433,340
	Bunge, Ltd.	15,242	1,183,236
	Conagra Brands, Inc.	34,544	1,156,879
	Constellation Brands, Inc., Class A	9,936	2,229,042
*	Coty, Inc., Class A	7,970	69,578
*	Darling Ingredients, Inc.	12,400	856,468
	General Mills, Inc.	26,656	1,568,972
	Hormel Foods Corp.	9,549	442,883
	JM Smucker Co. (The)	13,623	1,786,111
	Keurig Dr Pepper, Inc.	5,429	191,155
	Kraft Heinz Co. (The)	28,643	1,101,896
	Kroger Co. (The)	80,164	3,262,675
*	Molson Coors Beverage Co., Class B	11,394	557,053
	Mondelez International, Inc., Class A	74,765	4,729,634
*	Pilgrim's Pride Corp.	2,655	58,808
*	Post Holdings, Inc.	7,880	806,439
	Seaboard Corp.	12	49,320
	Spectrum Brands Holdings, Inc.	174	15,199
	Tyson Foods, Inc., Class A	36,011	2,573,346
*	US Foods Holding Corp.	17,034	584,948
	Walgreens Boots Alliance, Inc.	78,075	3,681,236
	Walmart, Inc.	52,356	7,463,348
TOTAL CONSUMER STAPLES			35,801,566
ENERGY — (7.2%)
	APA Corp.	4,268	80,025
	Baker Hughes Co.	21,033	446,741
	Cabot Oil & Gas Corp.	3,970	63,520
	Chevron Corp.	57,713	5,875,761
	Cimarex Energy Co.	923	60,180
	ConocoPhillips	109,454	6,135,991
	Continental Resources, Inc.	5,878	200,734
	Devon Energy Corp.	23,974	619,488
	Diamondback Energy, Inc.	3,941	303,969
	EOG Resources, Inc.	24,597	1,792,137
	Exxon Mobil Corp.	173,141	9,967,727
	Halliburton Co.	34,566	714,825
	Helmerich & Payne, Inc.	818	23,452

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Hess Corp.	28,436	$2,173,648
	Kinder Morgan, Inc.	95,103	1,652,890
	Marathon Oil Corp.	18,135	210,185
	Marathon Petroleum Corp.	32,236	1,780,072
	Murphy Oil Corp.	2,737	59,420
*	NOV, Inc.	626	8,645
	Occidental Petroleum Corp.	94,332	2,462,065
	ONEOK, Inc.	12,455	647,286
	Phillips 66	18,704	1,373,435
	Pioneer Natural Resources Co.	14,504	2,108,447
	Schlumberger, N.V.	90,012	2,595,046
	Targa Resources Corp.	9,717	409,183
	Valero Energy Corp.	33,270	2,228,092
	Williams Cos., Inc. (The)	53,329	1,335,891
TOTAL ENERGY			45,328,855
FINANCIALS — (21.6%)
	Aflac, Inc.	44,437	2,444,035
*	Alleghany Corp.	521	345,475
	Allstate Corp. (The)	32,749	4,259,007
	Ally Financial, Inc.	51,633	2,651,871
	American Financial Group, Inc.	7,203	911,107
	American International Group, Inc.	29,430	1,393,511
*	Arch Capital Group, Ltd.	16,276	634,764
	Assurant, Inc.	3,963	625,401
*	Athene Holding, Ltd., Class A	10,879	703,001
	Axis Capital Holdings, Ltd.	973	49,497
	Bank of America Corp.	265,008	10,165,745
	Bank of New York Mellon Corp. (The)	61,832	3,173,837
*	Berkshire Hathaway, Inc., Class B	41,611	11,579,925
	Capital One Financial Corp.	27,365	4,424,920
	Charles Schwab Corp. (The)	5,085	345,526
	Chubb, Ltd.	11,100	1,873,014
	Cincinnati Financial Corp.	4,307	507,709
	Citigroup, Inc.	108,416	7,331,090
	Citizens Financial Group, Inc.	23,897	1,007,498
	CNA Financial Corp.	3,404	149,810
	Comerica, Inc.	7,975	547,564
	East West Bancorp, Inc.	3,233	230,028
	Equitable Holdings, Inc.	10,621	327,870
	Everest Re Group, Ltd.	1,981	500,856
	Fifth Third Bancorp	73,951	2,683,682
	First Horizon Corp.	31,098	480,464
	Franklin Resources, Inc.	9,835	290,624
	Globe Life, Inc.	4,255	396,183
	Goldman Sachs Group, Inc. (The)	19,904	7,461,612
	Hartford Financial Services Group, Inc. (The)	50,871	3,236,413
	Huntington Bancshares, Inc.	142,365	2,004,499
	Invesco, Ltd.	12,464	303,872
	Jefferies Financial Group, Inc.	1,212	40,226
	JPMorgan Chase & Co.	131,520	19,962,106
	KeyCorp	69,635	1,369,024
	Lincoln National Corp.	10,260	632,221
	Loews Corp.	13,619	730,387
	M&T Bank Corp.	7,296	976,570
*	Markel Corp.	361	435,427
	MetLife, Inc.	35,347	2,039,522
	Morgan Stanley	87,595	8,407,368
	Northern Trust Corp.	11,340	1,279,719

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PacWest Bancorp	1,151	$45,833
	People's United Financial, Inc.	8,409	132,021
	PNC Financial Services Group, Inc. (The)	16,108	2,938,260
	Principal Financial Group, Inc.	29,370	1,824,758
	Prosperity Bancshares, Inc.	567	38,664
	Prudential Financial, Inc.	14,337	1,437,714
	Raymond James Financial, Inc.	2,478	320,851
	Regions Financial Corp.	73,172	1,408,561
	Reinsurance Group of America, Inc.	3,446	379,680
	RenaissanceRe Holdings, Ltd.	2,150	328,284
	Santander Consumer USA Holdings, Inc.	13,088	537,001
	Signature Bank	289	65,594
	State Street Corp.	25,275	2,202,464
	Synchrony Financial	25,628	1,205,029
	Synovus Financial Corp.	4,904	200,574
	Travelers Cos., Inc. (The)	27,113	4,037,668
	Truist Financial Corp.	56,633	3,082,534
	U.S. Bancorp.	30,187	1,676,586
	Unum Group	3,525	96,585
#	Voya Financial, Inc.	2,948	189,851
	Wells Fargo & Co.	110,795	5,089,922
	Willis Towers Watson P.L.C.	1	206
	WR Berkley Corp.	986	72,146
	Zions Bancorp NA	11,396	594,301
TOTAL FINANCIALS			136,818,067
HEALTH CARE — (15.9%)
	Abbott Laboratories	6,348	767,981
	Anthem, Inc.	20,572	7,899,854
	AstraZeneca P.L.C., Sponsored ADR	17,723	1,014,464
	Baxter International, Inc.	14,414	1,114,923
	Becton Dickinson and Co.	4,531	1,158,803
*	Biogen, Inc.	5,885	1,922,806
*	Bio-Rad Laboratories, Inc., Class A	918	678,870
*	Boston Scientific Corp.	1,580	72,048
	Bristol-Myers Squibb Co.	91,429	6,205,286
*	Catalent, Inc.	500	59,905
*	Centene Corp.	31,729	2,176,927
*	Change Healthcare, Inc.	3,848	83,540
*	Charles River Laboratories International, Inc.	1	407
	Cigna Corp.	29,406	6,748,383
	Cooper Cos., Inc. (The)	200	84,354
	CVS Health Corp.	101,173	8,332,608
	Danaher Corp.	20,344	6,052,136
*	DaVita, Inc.	9,053	1,088,623
	DENTSPLY SIRONA, Inc.	10,502	693,552
*	Elanco Animal Health, Inc.	6,840	249,455
*	Envista Holdings Corp.	1,720	74,098
	Gilead Sciences, Inc.	34,652	2,366,385
*	Henry Schein, Inc.	11,024	883,574
	Humana, Inc.	9,731	4,144,044
*	IQVIA Holdings, Inc.	3,360	832,272
*	Jazz Pharmaceuticals P.L.C.	6,215	1,053,567
*	Laboratory Corp. of America Holdings	14,026	4,153,800
	McKesson Corp.	6,148	1,253,147
	Medtronic P.L.C.	39,878	5,236,380
	PerkinElmer, Inc.	2,281	415,667
	Perrigo Co. P.L.C.	1	48
	Pfizer, Inc.	367,606	15,737,213

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Quest Diagnostics, Inc.	17,859	$2,532,406
*	Regeneron Pharmaceuticals, Inc.	1,025	588,975
	STERIS P.L.C.	6,722	1,465,060
*	Syneos Health, Inc.	3,195	286,496
*	Teladoc Health, Inc.	452	67,099
	Thermo Fisher Scientific, Inc.	15,941	8,608,299
*	United Therapeutics Corp.	775	140,996
	UnitedHealth Group, Inc.	131	54,001
	Universal Health Services, Inc., Class B	11,058	1,773,814
	Viatris, Inc.	105,358	1,482,387
	Zimmer Biomet Holdings, Inc.	8,274	1,352,137
TOTAL HEALTH CARE			100,906,790
INDUSTRIALS — (13.2%)
*	AECOM	13,929	876,970
	AGCO Corp.	9,374	1,238,399
*	Alaska Air Group, Inc.	8,088	469,347
	AMERCO	2,175	1,278,813
	AMETEK, Inc.	3,123	434,253
	Arcosa, Inc.	1,576	86,302
*	Builders FirstSource, Inc.	16,700	743,150
*	CACI International, Inc., Class A	200	53,392
	Carlisle Cos., Inc.	7,596	1,536,215
	Carrier Global Corp.	48,087	2,656,807
	Cummins, Inc.	10,867	2,522,231
	Deere & Co.	199	71,956
*	Delta Air Lines, Inc.	12,173	485,703
	Dover Corp.	8,834	1,476,338
	Eaton Corp. P.L.C.	25,593	4,044,974
	Emerson Electric Co.	5,210	525,637
	FedEx Corp.	18,335	5,132,883
	Fortive Corp.	7,159	520,173
	Fortune Brands Home & Security, Inc.	12,304	1,199,271
	General Dynamics Corp.	13,487	2,643,857
	General Electric Co.	166,539	2,156,680
*	Howmet Aerospace, Inc.	44,451	1,458,882
	Hubbell, Inc.	2,329	466,871
	Huntington Ingalls Industries, Inc.	508	104,206
	IHS Markit, Ltd.	2,405	281,000
*	Ingersoll Rand, Inc.	18,883	922,812
	ITT, Inc.	400	39,164
	Jacobs Engineering Group, Inc.	11,137	1,506,279
*	JetBlue Airways Corp.	20,282	299,971
	Johnson Controls International P.L.C.	36,356	2,596,545
	Kansas City Southern	12,742	3,412,308
	Knight-Swift Transportation Holdings, Inc.	1	50
	L3Harris Technologies, Inc.	2,484	563,222
	Leidos Holdings, Inc.	16,426	1,748,055
*	MasTec, Inc.	425	43,023
*	Middleby Corp. (The)	1,625	311,171
	Nielsen Holdings P.L.C.	28,793	682,106
	Norfolk Southern Corp.	19,025	4,905,216
	Northrop Grumman Corp.	334	121,249
	nVent Electric P.L.C.	1	32
	Oshkosh Corp.	4,557	544,789
	Otis Worldwide Corp.	2,174	194,682
	Owens Corning	8,274	795,628
	PACCAR, Inc.	19,571	1,624,197
	Parker-Hannifin Corp.	2,775	865,883

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pentair P.L.C.	17,893	$1,318,177
	Quanta Services, Inc.	17,126	1,556,753
	Raytheon Technologies Corp.	44,815	3,896,664
	Republic Services, Inc.	36,856	4,362,276
	Roper Technologies, Inc.	1,058	519,838
*	Sensata Technologies Holding P.L.C.	18,330	1,074,505
	Snap-on, Inc.	6,398	1,394,636
*	Southwest Airlines Co.	29,586	1,494,685
	Stanley Black & Decker, Inc.	16,936	3,337,239
#*	Sunrun, Inc.	2,269	120,189
*	Teledyne Technologies, Inc.	1	453
	Textron, Inc.	32,300	2,229,023
	Trane Technologies P.L.C.	16,473	3,354,067
*	United Airlines Holdings, Inc.	23,481	1,097,032
*	United Rentals, Inc.	5,602	1,846,139
	Westinghouse Air Brake Technologies Corp.	6,704	568,968
*	XPO Logistics, Inc.	14,263	1,978,135
TOTAL INDUSTRIALS			83,789,471
INFORMATION TECHNOLOGY — (9.8%)
*	Akamai Technologies, Inc.	7,158	858,387
	Amdocs, Ltd.	15,020	1,158,192
	Analog Devices, Inc.	14,527	2,432,110
*	Arrow Electronics, Inc.	9,787	1,160,445
	Avnet, Inc.	1,297	53,592
	Broadcom, Inc.	152	73,781
*	Ciena Corp.	1,583	92,036
	Cognizant Technology Solutions Corp., Class A	35,955	2,643,771
*	Concentrix Corp.	2,352	385,093
	Corning, Inc.	87,648	3,668,945
	Dolby Laboratories, Inc., Class A	2,820	273,822
*	DXC Technology Co.	10,899	435,742
	Fidelity National Information Services, Inc.	17,682	2,635,502
*	First Solar, Inc.	1,244	107,034
*	Fiserv, Inc.	13,337	1,535,222
*	Flex, Ltd.	51,876	932,212
	Global Payments, Inc.	5,589	1,080,968
	Hewlett Packard Enterprise Co.	169,352	2,455,604
	HP, Inc.	106,724	3,081,122
#*	II-VI, Inc.	781	54,522
	Intel Corp.	262,433	14,097,901
*	IPG Photonics Corp.	430	93,809
	Jabil, Inc.	5,001	297,760
	Juniper Networks, Inc.	24,251	682,423
	Lam Research Corp.	581	370,335
	Marvell Technology, Inc.	24,933	1,508,696
	Microchip Technology, Inc.	52	7,442
*	Micron Technology, Inc.	87,168	6,762,493
	MKS Instruments, Inc.	200	31,288
*	ON Semiconductor Corp.	49,644	1,939,095
*	Qorvo, Inc.	11,900	2,256,121
	Skyworks Solutions, Inc.	6,050	1,116,285
	SS&C Technologies Holdings, Inc.	23,811	1,866,544
	SYNNEX Corp.	2,852	340,928
	TE Connectivity, Ltd.	21,409	3,157,185
*	Trimble, Inc.	1	86
	Vontier Corp.	2,863	92,618
*	Western Digital Corp.	32,201	2,090,811

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	3,127	$75,455
TOTAL INFORMATION TECHNOLOGY			61,905,377
MATERIALS — (7.7%)
	Air Products & Chemicals, Inc.	6,186	1,800,312
	Albemarle Corp.	10,443	2,151,676
	Amcor P.L.C.	77,242	892,917
*	Arconic Corp.	3,229	116,050
	Ashland Global Holdings, Inc.	1	85
	Celanese Corp., Class A	1,076	167,608
	CF Industries Holdings, Inc.	24,426	1,154,128
#*	Cleveland-Cliffs, Inc.	15,656	391,400
	Corteva, Inc.	30,578	1,308,127
	Dow, Inc.	53,405	3,319,655
	DuPont de Nemours, Inc.	9,671	725,809
	Eastman Chemical Co.	19,127	2,155,995
	Freeport-McMoRan, Inc.	103,786	3,954,247
	Huntsman Corp.	3,937	103,976
	International Flavors & Fragrances, Inc.	10,181	1,533,666
	International Paper Co.	46,145	2,665,335
	Linde P.L.C.	15,986	4,913,937
	LyondellBasell Industries NV, Class A	21,101	2,095,962
	Martin Marietta Materials, Inc.	6,236	2,265,539
	Mosaic Co. (The)	23,716	740,651
	Newmont Corp.	41,925	2,633,728
	Nucor Corp.	41,885	4,356,878
	Packaging Corp. of America	10,295	1,456,742
	Reliance Steel & Aluminum Co.	8,693	1,366,105
	Royal Gold, Inc.	2,190	266,129
	Sonoco Products Co.	945	60,282
	Steel Dynamics, Inc.	28,855	1,859,705
	Valvoline, Inc.	16,013	491,279
	Vulcan Materials Co.	12,948	2,330,510
	Westlake Chemical Corp.	8,620	714,770
	WestRock Co.	22,561	1,110,227
TOTAL MATERIALS			49,103,430
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	19,328	1,864,379
*	Howard Hughes Corp. (The)	807	74,817
*	Jones Lang LaSalle, Inc.	4,563	1,015,587
TOTAL REAL ESTATE			2,954,783
UTILITIES — (0.2%)
	NRG Energy, Inc.	18,805	775,518
	Vistra Corp.	27,232	521,493
TOTAL UTILITIES			1,297,011
TOTAL COMMON STOCKS Cost ($407,494,706)			632,907,656

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.025%	605,296	605,296

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	56,289	$651,259
TOTAL INVESTMENTS — (100.0%)
(Cost $408,751,237)^^			$634,164,211
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$70,953,677	—	—	$70,953,677
Consumer Discretionary	44,048,629	—	—	44,048,629
Consumer Staples	35,801,566	—	—	35,801,566
Energy	45,328,855	—	—	45,328,855
Financials	136,818,067	—	—	136,818,067
Health Care	100,906,790	—	—	100,906,790
Industrials	83,789,471	—	—	83,789,471
Information Technology	61,905,377	—	—	61,905,377
Materials	49,103,430	—	—	49,103,430
Real Estate	2,954,783	—	—	2,954,783
Utilities	1,297,011	—	—	1,297,011
Temporary Cash Investments	605,296	—	—	605,296
Securities Lending Collateral	—	$651,259	—	651,259
TOTAL	$633,512,952	$651,259	—	$634,164,211

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.8%)
AUSTRALIA — (6.1%)
	AMP, Ltd.	78,722	$60,307
	Aurizon Holdings, Ltd.	151,783	430,746
	Australia & New Zealand Banking Group, Ltd.	222,491	4,529,600
	Bank of Queensland, Ltd.	17,026	112,853
	Bendigo & Adelaide Bank, Ltd.	13,468	102,239
	BlueScope Steel, Ltd.	88,525	1,569,842
	Challenger, Ltd.	11,231	47,007
	Cleanaway Waste Management, Ltd.	140,159	262,653
*	Crown Resorts, Ltd.	21,639	137,286
	Downer EDI, Ltd.	27,678	107,681
	Harvey Norman Holdings, Ltd.	80,981	338,210
	IGO, Ltd.	21,431	146,222
	Incitec Pivot, Ltd.	181,641	358,061
	Lendlease Corp., Ltd.	50,973	457,523
	Mineral Resources, Ltd.	3,637	168,281
	National Australia Bank, Ltd.	197,432	3,764,977
	Newcrest Mining, Ltd.	35,255	681,393
	Oil Search, Ltd.	170,282	475,936
	Orica, Ltd.	6,526	59,522
	Origin Energy, Ltd.	92,720	280,129
	OZ Minerals, Ltd.	13,778	233,590
	QBE Insurance Group, Ltd.	29,628	237,436
	Qube Holdings, Ltd.	115,794	249,524
	Santos, Ltd.	210,616	993,872
	Seven Group Holdings, Ltd.	9,006	154,459
	South32, Ltd.	428,480	938,925
	Suncorp Group, Ltd.	112,630	956,555
	Tabcorp Holdings, Ltd.	116,070	423,668
	TPG Telecom, Ltd.	35,131	160,296
	Treasury Wine Estates, Ltd.	13,509	118,497
	Westpac Banking Corp.	271,300	4,873,211
#	Westpac Banking Corp., Sponsored ADR	6,464	115,835
	Woodside Petroleum, Ltd.	65,005	1,044,238
	Worley, Ltd.	14,874	122,136
TOTAL AUSTRALIA			24,712,710
AUSTRIA — (0.1%)
	Erste Group Bank AG	6,028	233,588
BELGIUM — (0.7%)
	Ageas SA	12,339	651,559
	KBC Group NV	14,235	1,146,240
	Solvay SA	7,374	984,845
TOTAL BELGIUM			2,782,644
CANADA — (8.5%)
#	AltaGas, Ltd.	15,480	327,691
#	Bank of Montreal	19,434	1,924,240
	Bank of Montreal	24,920	2,484,524
#	Bank of Nova Scotia (The)	33,326	2,080,070
	Bank of Nova Scotia (The)	35,270	2,202,259
	Barrick Gold Corp.	30,175	656,910
#	Canadian Imperial Bank of Commerce	31,573	3,671,285
	Canadian Imperial Bank of Commerce	8,249	958,864

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources, Ltd.	126,905	$4,190,403
#	Cenovus Energy, Inc.	15,785	131,710
	Cenovus Energy, Inc.	42,100	351,114
	Fairfax Financial Holdings, Ltd.	2,776	1,169,364
	First Quantum Minerals, Ltd.	47,634	1,020,182
	Great-West Lifeco, Inc.	14,353	431,878
	iA Financial Corp., Inc.	3,205	177,308
	Imperial Oil, Ltd.	6,100	167,119
	Imperial Oil, Ltd.	19,463	532,897
	Kinross Gold Corp.	92,288	604,355
	Kinross Gold Corp.	49,300	323,408
	Lundin Mining Corp.	66,620	607,141
	Manulife Financial Corp.	2,873	55,544
	Manulife Financial Corp.	93,656	1,810,370
	Nutrien, Ltd.	6,630	394,208
	Nutrien, Ltd.	34,145	2,028,249
	Onex Corp.	7,895	601,807
	Pembina Pipeline Corp.	18,855	623,158
	Suncor Energy, Inc.	19,594	385,723
	Suncor Energy, Inc.	77,989	1,530,924
	Teck Resources, Ltd., Class B	42,394	968,279
*	Tilray, Inc.	10,712	156,502
	Toronto-Dominion Bank (The)	2,362	157,044
	Tourmaline Oil Corp.	29,800	813,552
	West Fraser Timber Co., Ltd.	8,451	606,188
TOTAL CANADA			34,144,270
DENMARK — (2.1%)
	AP Moller - Maersk A.S., Class A	168	449,132
	AP Moller - Maersk A.S., Class B	223	618,875
	Carlsberg A.S., Class B	7,882	1,456,479
	Danske Bank A.S.	21,852	382,978
	DSV Panalpina A.S.	9,837	2,397,915
	H Lundbeck A.S.	7,719	232,926
	Rockwool International A.S., Class A	166	76,661
#	Rockwool International A.S., Class B	680	360,826
	Tryg A.S.	8,848	218,676
	Vestas Wind Systems A.S.	64,523	2,379,256
TOTAL DENMARK			8,573,724
FINLAND — (1.3%)
	Fortum Oyj	42,555	1,172,402
*	Nokia Oyj	189,492	1,164,303
	Nordea Bank Abp	100,535	1,177,306
	Nordea Bank Abp	26,292	308,560
	Stora Enso Oyj, Class R	44,580	882,759
	UPM-Kymmene Oyj	15,255	623,401
TOTAL FINLAND			5,328,731
FRANCE — (9.1%)
#*	Accor SA	1,116	39,495
	Amundi SA	1,413	130,495
	Arkema SA	7,145	909,447
	Atos SE	2,459	117,596
	AXA SA	58,603	1,517,643
	BNP Paribas SA	55,714	3,397,391
	Bollore SA	60,491	338,043
	Bouygues SA	26,110	1,006,317

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	65,349	$1,213,810
	Cie de Saint-Gobain	56,762	4,057,248
	Cie Generale des Etablissements Michelin SCA	19,793	3,233,034
	CNP Assurances	14,800	251,573
	Credit Agricole SA	32,751	456,664
	Danone SA	16,429	1,208,410
#	Dassault Aviation SA	100	119,065
	Eiffage SA	7,415	755,920
#	Electricite de France SA	53,134	645,022
	Engie SA	81,674	1,089,148
	EssilorLuxottica SA	3,520	664,516
	Faurecia SE	4,482	200,043
	Faurecia SE	1,840	83,837
#	Iliad SA	1,592	343,084
	Orange SA	205,995	2,292,546
	Orpea SA	803	101,971
	Publicis Groupe SA	18,730	1,182,437
*	Renault SA	14,008	532,033
	Sanofi	8,599	886,327
	Societe Generale SA	52,847	1,547,661
#	TotalEnergies SE, Sponsored ADR	7,191	313,743
	TotalEnergies SE	178,430	7,780,745
	Valeo	4,327	125,119
#	Vivendi SE	8,145	275,191
TOTAL FRANCE			36,815,574
GERMANY — (6.8%)
	Allianz SE	19,744	4,907,635
	BASF SE	7,128	560,107
	Bayer AG	31,707	1,889,071
	Bayerische Motoren Werke AG	29,120	2,895,438
*	Commerzbank AG	33,694	216,987
*	Continental AG	3,445	467,986
	Covestro AG	6,808	438,579
	Daimler AG	75,875	6,771,041
*	Deutsche Bank AG	47,302	596,301
*	Deutsche Bank AG	47,848	598,579
	Evonik Industries AG	13,116	456,045
	Fresenius SE & Co., KGaA	33,607	1,766,383
	HeidelbergCement AG	14,794	1,311,010
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,395	916,052
	RWE AG	47,778	1,698,779
*	Talanx AG	4,970	211,169
	Telefonica Deutschland Holding AG	116,895	315,097
	Uniper SE	9,337	364,544
	United Internet AG	1,471	60,881
	Volkswagen AG	3,115	1,033,825
TOTAL GERMANY			27,475,509
HONG KONG — (2.2%)
	BOC Aviation, Ltd.	18,500	136,024
	BOC Hong Kong Holdings, Ltd.	172,500	553,946
#*	Cathay Pacific Airways, Ltd.	103,090	82,719
	CK Asset Holdings, Ltd.	115,717	787,303
	CK Hutchison Holdings, Ltd.	208,012	1,519,798
	CK Infrastructure Holdings, Ltd.	24,500	147,904
	Hang Lung Properties, Ltd.	147,000	380,493
	Henderson Land Development Co., Ltd.	68,255	304,956

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT, Ltd.	283,000	$384,676
	MTR Corp., Ltd.	91,660	543,420
	New World Development Co., Ltd.	137,460	651,665
	Orient Overseas International, Ltd.	9,500	173,676
	Sino Land Co., Ltd.	236,464	362,350
*	SJM Holdings, Ltd.	135,000	121,759
	Sun Hung Kai Properties, Ltd.	95,362	1,364,188
	Swire Pacific, Ltd., Class A	39,000	242,261
	Swire Pacific, Ltd., Class B	92,500	94,486
	WH Group, Ltd.	1,004,500	832,296
TOTAL HONG KONG			8,683,920
IRELAND — (0.5%)
	CRH P.L.C.	3,847	192,270
	CRH P.L.C., Sponsored ADR	33,092	1,650,960
*	Flutter Entertainment P.L.C.	1	142
TOTAL IRELAND			1,843,372
ISRAEL — (0.3%)
*	Bank Hapoalim BM	53,569	426,298
	Harel Insurance Investments & Financial Services, Ltd.	8,060	76,471
*	Israel Discount Bank, Ltd., Class A	109,249	511,777
	Phoenix Holdings, Ltd. (The)	14,562	139,160
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	24,153	233,076
TOTAL ISRAEL			1,386,782
ITALY — (1.5%)
	Eni SpA	131,318	1,552,916
	Intesa Sanpaolo SpA	816,987	2,256,964
*	Mediobanca Banca di Credito Finanziario SpA	18,386	215,197
	Telecom Italia SpA	1,601,899	701,489
	Telecom Italia SpA	480,955	224,235
	Telecom Italia SpA, Sponsored ADR	18,000	78,480
	UniCredit SpA	88,315	1,056,366
	UnipolSai Assicurazioni SpA	15,811	43,896
TOTAL ITALY			6,129,543
JAPAN — (21.4%)
	AEON Financial Service Co., Ltd.	9,900	121,967
	AGC, Inc.	21,000	898,026
	Air Water, Inc.	14,300	213,773
	Aisin Corp.	16,400	663,936
	Alfresa Holdings Corp.	12,800	194,942
	Alps Alpine Co., Ltd.	17,000	176,951
	Amada Co., Ltd.	24,400	250,786
	Aozora Bank, Ltd.	6,400	144,051
	Asahi Kasei Corp.	75,200	820,050
	Bank of Kyoto, Ltd. (The)	2,500	107,661
	Bridgestone Corp.	19,400	854,664
	Brother Industries, Ltd.	16,000	325,615
	Canon Marketing Japan, Inc.	6,700	150,075
#	Canon, Inc.	32,800	755,320
	Chiba Bank, Ltd. (The)	30,300	172,367
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	153,400
	Concordia Financial Group, Ltd.	57,500	205,838
	Credit Saison Co., Ltd.	9,900	118,089
	Dai Nippon Printing Co., Ltd.	14,500	341,697

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	28,800	$239,188
	Dai-ichi Life Holdings, Inc.	37,200	684,667
	Daiwa House Industry Co., Ltd.	27,100	830,892
	Daiwa Securities Group, Inc.	116,000	609,968
	DeNA Co., Ltd.	2,800	52,724
	Denka Co., Ltd.	5,400	186,883
	Dentsu Group, Inc.	2,300	79,934
	DIC Corp.	8,000	216,192
	Dowa Holdings Co., Ltd.	4,900	190,407
	Ebara Corp.	9,400	464,971
	ENEOS Holdings, Inc.	147,827	620,961
	Fuji Media Holdings, Inc.	1,800	19,528
	FUJIFILM Holdings Corp.	3,600	258,346
	Fukuoka Financial Group, Inc.	9,200	155,067
	Fukuyama Transporting Co., Ltd.	3,000	112,648
	Hankyu Hanshin Holdings, Inc.	17,500	517,488
	Haseko Corp.	17,600	238,168
	Hino Motors, Ltd.	25,600	224,427
	Hitachi Construction Machinery Co., Ltd.	6,200	175,184
	Hitachi, Ltd.	31,300	1,800,350
	Honda Motor Co., Ltd.	108,400	3,481,577
	House Foods Group, Inc.	700	21,790
	Idemitsu Kosan Co., Ltd.	18,100	426,071
*	IHI Corp.	8,900	205,857
	Iida Group Holdings Co., Ltd.	14,400	347,482
	Inpex Corp.	102,100	724,150
	Isetan Mitsukoshi Holdings, Ltd.	13,100	88,706
	Isuzu Motors, Ltd.	53,500	713,673
#	ITOCHU Corp.	24,400	722,221
	Izumi Co., Ltd.	1,100	37,652
	J Front Retailing Co., Ltd.	19,100	160,948
	Japan Post Holdings Co., Ltd.	29,400	249,560
	Japan Post Insurance Co., Ltd.	10,000	177,285
	JFE Holdings, Inc.	40,600	493,686
	JGC Holdings Corp.	6,800	61,218
	JTEKT Corp.	21,300	202,373
	Kajima Corp.	40,900	526,497
	Kamigumi Co., Ltd.	6,400	135,058
	Kaneka Corp.	7,200	285,100
*	Kawasaki Heavy Industries, Ltd.	15,400	323,232
	Kinden Corp.	7,000	113,514
	Komatsu, Ltd.	18,900	473,616
	Konica Minolta, Inc.	10,700	55,024
	K's Holdings Corp.	13,800	163,043
	Kuraray Co., Ltd.	35,100	325,924
	Kyocera Corp.	6,800	420,185
	Lixil Corp.	23,100	630,401
	Mabuchi Motor Co., Ltd.	2,700	101,543
	Marubeni Corp.	95,900	816,244
*	Mazda Motor Corp.	29,200	288,055
	Mebuki Financial Group, Inc.	28,540	61,082
	Medipal Holdings Corp.	8,800	165,732
	Mitsubishi Chemical Holdings Corp.	105,400	884,401
	Mitsubishi Corp.	54,500	1,528,658
	Mitsubishi Electric Corp.	51,700	701,426
	Mitsubishi Estate Co., Ltd.	11,400	178,831
	Mitsubishi Gas Chemical Co., Inc.	16,700	347,876
	Mitsubishi HC Capital, Inc.	76,800	418,892
	Mitsubishi Heavy Industries, Ltd.	24,200	699,216

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	2,599	$77,212
	Mitsubishi Materials Corp.	11,500	239,933
*	Mitsubishi Motors Corp.	44,600	125,314
	Mitsubishi UFJ Financial Group, Inc.	409,700	2,164,313
	Mitsui & Co., Ltd.	61,400	1,409,278
	Mitsui Chemicals, Inc.	19,900	634,589
	Mitsui Fudosan Co., Ltd.	47,300	1,106,217
	Mitsui OSK Lines, Ltd.	10,600	550,009
	Mizuho Financial Group, Inc.	73,620	1,052,001
	Morinaga Milk Industry Co., Ltd.	3,000	168,100
	MS&AD Insurance Group Holdings, Inc.	14,650	452,847
	NEC Corp.	11,100	562,959
	NGK Insulators, Ltd.	19,900	318,696
	NGK Spark Plug Co., Ltd.	14,700	216,489
	NH Foods, Ltd.	8,400	338,807
	Nikon Corp.	21,300	198,289
	Nippo Corp.	5,000	138,895
	Nippon Express Co., Ltd.	7,600	555,178
	Nippon Shokubai Co., Ltd.	2,300	110,632
	Nippon Steel Corp.	31,718	550,222
	Nippon Yusen K.K.	14,500	783,464
	Nipro Corp.	7,700	95,639
*	Nissan Motor Co., Ltd.	143,300	831,690
	Nisshin Seifun Group, Inc.	1,200	19,347
	Nitto Denko Corp.	1,000	74,298
	NOK Corp.	9,000	119,049
	Nomura Holdings, Inc.	139,100	696,555
	Nomura Real Estate Holdings, Inc.	12,900	319,874
	NSK, Ltd.	35,700	294,627
	Obayashi Corp.	70,100	573,225
	Oji Holdings Corp.	93,000	536,190
	ORIX Corp.	72,600	1,270,166
	Otsuka Holdings Co., Ltd.	13,200	524,688
	Panasonic Corp.	67,200	811,444
	Rengo Co., Ltd.	20,300	172,823
	Resona Holdings, Inc.	101,400	380,724
	Ricoh Co., Ltd.	64,300	702,596
	SBI Holdings, Inc.	2,900	69,420
	Sega Sammy Holdings, Inc.	3,000	37,840
*	Seibu Holdings, Inc.	11,000	124,119
	Seiko Epson Corp.	20,600	354,442
	Seino Holdings Co., Ltd.	7,900	100,548
	Sekisui Chemical Co., Ltd.	3,300	56,943
#	Sekisui House, Ltd.	43,100	853,616
	Seven & I Holdings Co., Ltd.	31,500	1,405,543
	Shimamura Co., Ltd.	1,900	183,665
	Shimizu Corp.	58,900	433,772
	Shinsei Bank, Ltd.	5,500	72,745
	Shizuoka Bank, Ltd. (The)	13,000	93,882
	Showa Denko K.K.	10,600	304,154
	SoftBank Group Corp.	20,500	1,289,155
	Sojitz Corp.	89,970	275,244
	Sompo Holdings, Inc.	22,097	913,536
	Subaru Corp.	31,600	620,844
	Sumitomo Chemical Co., Ltd.	192,000	999,459
	Sumitomo Corp.	28,300	384,594
	Sumitomo Dainippon Pharma Co., Ltd.	5,800	100,429
	Sumitomo Electric Industries, Ltd.	71,600	1,017,201
	Sumitomo Forestry Co., Ltd.	11,400	215,678

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries, Ltd.	12,100	$335,143
	Sumitomo Metal Mining Co., Ltd.	6,800	275,586
	Sumitomo Mitsui Financial Group, Inc.	42,796	1,442,613
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	558,138
	Sumitomo Realty & Development Co., Ltd.	13,400	436,749
	Sumitomo Rubber Industries, Ltd.	17,500	235,535
	Suzuken Co., Ltd.	5,100	147,175
	Suzuki Motor Corp.	7,000	284,798
	T&D Holdings, Inc.	46,300	592,397
	Taiheiyo Cement Corp.	12,600	293,563
	Taisei Corp.	14,700	495,410
	Taisho Pharmaceutical Holdings Co., Ltd.	1,300	72,804
	Takeda Pharmaceutical Co., Ltd.	97,467	3,244,337
	TDK Corp.	1,300	148,330
	Teijin, Ltd.	18,500	278,554
	Toda Corp.	12,000	85,532
	Tokai Carbon Co., Ltd.	13,400	177,005
	Tokio Marine Holdings, Inc.	15,600	743,513
	Tokyo Tatemono Co., Ltd.	17,400	261,781
	Tokyu Fudosan Holdings Corp.	70,500	397,997
	Toppan, Inc.	12,200	206,949
	Toray Industries, Inc.	106,900	703,849
	Tosoh Corp.	26,000	456,276
	Toyo Seikan Group Holdings, Ltd.	11,800	160,554
	Toyo Tire Corp.	7,100	134,062
	Toyoda Gosei Co., Ltd.	6,400	150,437
	Toyota Boshoku Corp.	5,200	104,903
	Toyota Industries Corp.	5,900	494,922
	Toyota Motor Corp.	112,970	10,141,935
	Toyota Tsusho Corp.	16,600	783,767
	Tsumura & Co.	2,200	69,397
	Ube Industries, Ltd.	10,600	212,896
	Yamada Holdings Co., Ltd.	40,900	193,230
	Yamaha Motor Co., Ltd.	25,400	636,033
	Yamazaki Baking Co., Ltd.	3,800	52,174
	Yokohama Rubber Co., Ltd. (The)	11,900	237,625
	Zeon Corp.	13,700	187,187
TOTAL JAPAN			86,621,364
NETHERLANDS — (5.4%)
*	ABN AMRO Bank NV	22,292	259,849
#	Aegon NV	78,091	332,480
	Akzo Nobel NV	7,957	982,906
	ArcelorMittal SA	15,639	546,187
#	ArcelorMittal SA	25,508	898,890
	ASM International NV	610	216,495
	Coca-Cola European Partners P.L.C.	12,903	798,210
	Heineken NV	10,073	1,173,018
#	ING Groep NV, Sponsored ADR	18,092	231,578
	ING Groep NV	118,234	1,517,024
*	Just Eat Takeaway.com NV	2,870	254,858
	Koninklijke Ahold Delhaize NV	133,198	4,140,454
#	Koninklijke DSM NV	14,977	3,019,083
	Koninklijke Philips NV	31,201	1,438,661
	Koninklijke Philips NV	1,000	46,066
#	NN Group NV	17,166	853,431
	Randstad NV	11,237	815,251
	Stellantis NV	111,142	2,134,065
	Stellantis NV	103,336	1,981,624

VA International Value Portfolio
CONTINUED
	Shares	Value»
NETHERLANDS — (Continued)
Stellantis NV	585	$11,214
TOTAL NETHERLANDS		21,651,344
NEW ZEALAND — (0.3%)
* Auckland International Airport, Ltd.	53,001	267,409
Chorus, Ltd.	23,545	101,065
EBOS Group, Ltd.	11,427	247,184
Fletcher Building, Ltd.	58,153	309,647
Fonterra Co-operative Group, Ltd.	4,389	11,435
Ryman Healthcare, Ltd.	14,006	128,644
Summerset Group Holdings, Ltd.	12,009	108,034
TOTAL NEW ZEALAND		1,173,418
NORWAY — (1.0%)
Austevoll Seafood ASA	5,842	73,652
DNB Bank ASA	64,001	1,310,512
Elkem ASA	13,655	50,537
Equinor ASA	34,186	665,916
Norsk Hydro ASA	115,750	770,084
SpareBank 1 SR-Bank ASA	10,821	141,655
Storebrand ASA	27,367	234,974
Subsea 7 SA	23,150	185,342
Yara International ASA	7,693	405,471
TOTAL NORWAY		3,838,143
PORTUGAL — (0.1%)
Banco Espirito Santo SA	40,541	0
EDP Renovaveis SA	10,622	249,421
Galp Energia SGPS SA	8,363	81,553
TOTAL PORTUGAL		330,974
SINGAPORE — (0.7%)
CapitaLand, Ltd.	190,300	565,375
City Developments, Ltd.	40,600	204,807
Frasers Property, Ltd.	23,600	19,683
Hongkong Land Holdings, Ltd.	54,500	247,265
Jardine Cycle & Carriage, Ltd.	8,400	127,082
Keppel Corp., Ltd.	182,400	737,404
# Olam International, Ltd.	61,985	60,265
* Singapore Airlines, Ltd.	167,500	627,960
Singapore Land Group, Ltd.	13,400	26,644
UOL Group, Ltd.	40,699	218,740
Yangzijiang Shipbuilding Holdings, Ltd.	190,200	192,469
TOTAL SINGAPORE		3,027,694
SOUTH AFRICA — (0.0%)
* Thungela Resources, Ltd.	7,022	21,755
SPAIN — (2.1%)
Banco Bilbao Vizcaya Argentaria SA	267,112	1,709,912
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	32,700	208,299
Banco Santander SA	1,403,608	5,141,629
CaixaBank SA	92,943	276,032
Iberdrola SA	11,767	141,617
# Repsol SA	90,688	993,298
TOTAL SPAIN		8,470,787

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (3.0%)
	BillerudKorsnas AB	15,047	$325,501
	Boliden AB	30,789	1,199,908
	Bure Equity AB	4,619	249,202
	Dometic Group AB	16,857	286,120
	Getinge AB, Class B	15,745	684,231
	Holmen AB, Class B	6,910	363,757
	Husqvarna AB, Class B	10,631	148,766
	ICA Gruppen AB	4,635	229,132
	Intrum AB	1,839	56,982
*	Millicom International Cellular SA	5,562	221,960
*	Pandox AB, Class B	2,525	42,250
	Peab AB, Class B	13,729	160,101
	Saab AB, Class B	4,297	130,383
	Securitas AB, Class B	18,815	331,773
	Skandinaviska Enskilda Banken AB, Class A	64,380	870,736
	Skanska AB, Class B	13,047	368,312
	SKF AB, Class B	35,749	951,161
*	SSAB AB, Class A	8,559	48,878
*	SSAB AB, Class B	29,971	153,207
	Svenska Cellulosa AB SCA, Class A	318	5,991
#	Svenska Cellulosa AB SCA, Class B	19,810	368,469
	Svenska Handelsbanken AB, Class A	44,022	496,097
	Swedbank AB, Class A	31,969	622,552
	Tele2 AB, Class B	25,308	371,749
	Telia Co. AB	175,120	768,130
	Trelleborg AB, Class B	20,413	504,602
	Volvo AB, Class A	14,008	340,596
	Volvo AB, Class B	70,960	1,673,362
TOTAL SWEDEN			11,973,908
SWITZERLAND — (8.4%)
	ABB, Ltd.	58,531	2,139,797
	Adecco Group AG	13,923	833,795
	Alcon, Inc.	15,224	1,108,278
	Alcon, Inc.	3,741	272,356
	Baloise Holding AG	3,212	506,438
	Banque Cantonale Vaudoise	282	25,175
	Barry Callebaut AG	25	63,376
	Cie Financiere Richemont SA	24,620	3,150,601
#	Clariant AG	4,035	83,942
	Credit Suisse Group AG	50,891	510,910
	Credit Suisse Group AG, Sponsored ADR	77,716	781,046
	Holcim, Ltd.	40,627	2,381,601
	Holcim, Ltd.	8,340	487,857
	Julius Baer Group, Ltd.	18,443	1,217,274
	Novartis AG, Sponsored ADR	64,244	5,935,503
	Novartis AG	14,430	1,334,463
*	Siemens Energy AG	2,532	68,883
	SIG Combibloc Group AG	11,126	328,281
	Swatch Group AG (The)	1,367	456,008
	Swatch Group AG (The)	2,714	176,257
	Swiss Life Holding AG	2,132	1,099,691
	Swiss Prime Site AG	2,133	227,128
	Swiss Re AG	13,170	1,193,999
	Swisscom AG	2,547	1,530,751
	UBS Group AG	149,412	2,461,678
*	UBS Group AG	61,485	1,013,273
	Vifor Pharma AG	2,717	379,977

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	10,576	$4,263,976
TOTAL SWITZERLAND			34,032,314
UNITED KINGDOM — (13.2%)
	Aberdeen P.L.C.	84,813	334,581
	Anglo American P.L.C.	64,089	2,840,038
	Aviva P.L.C.	443,489	2,381,821
#	Barclays P.L.C., Sponsored ADR	231,313	2,264,554
	Barratt Developments P.L.C.	24,875	243,095
	BP P.L.C., Sponsored ADR	122,987	2,973,823
	BP P.L.C.	652,394	2,618,726
	British American Tobacco P.L.C., Sponsored ADR	14,611	547,182
	British American Tobacco P.L.C.	93,313	3,470,534
*	BT Group P.L.C.	861,090	2,074,138
*	Carnival P.L.C.	7,140	141,328
	DS Smith P.L.C.	99,036	581,776
	Glencore P.L.C.	795,673	3,573,486
	HSBC Holdings P.L.C., Sponsored ADR	132,381	3,649,744
*	Informa P.L.C.	8,957	61,546
	J Sainsbury P.L.C.	209,983	826,877
	Kingfisher P.L.C.	188,068	965,998
	Lloyds Banking Group P.L.C.	3,121,380	1,973,545
	Lloyds Banking Group P.L.C., ADR	608,371	1,514,844
	M&G P.L.C.	85,203	266,791
	Melrose Industries P.L.C.	168,262	373,924
	Natwest Group P.L.C.	23,998	67,356
	Natwest Group P.L.C., Sponsored ADR	91,424	511,060
	Pearson P.L.C.	12,532	151,016
	Pearson P.L.C., Sponsored ADR	23,439	285,018
	Phoenix Group Holdings P.L.C.	29,956	282,300
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	267,052	10,561,907
	Royal Dutch Shell P.L.C., Class B	36,847	728,066
	Royal Mail P.L.C.	57,737	404,527
	Standard Chartered P.L.C.	99,248	594,973
	Tesco P.L.C.	140,433	454,639
	Vodafone Group P.L.C.	1,724,403	2,772,756
#	Vodafone Group P.L.C., Sponsored ADR	63,098	1,030,387
	Wm Morrison Supermarkets P.L.C.	223,236	829,674
	WPP P.L.C.	87,676	1,133,916
TOTAL UNITED KINGDOM			53,485,946
TOTAL COMMON STOCKS			382,738,014
PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
	Bayerische Motoren Werke AG	5,480	470,370
	Porsche Automobil Holding SE	7,818	846,151
	Volkswagen AG	18,370	4,474,390
TOTAL GERMANY			5,790,911
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	1,119	5,381
TOTAL INVESTMENT SECURITIES (Cost $350,532,567)			388,534,306

VA International Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	1,324,993	$15,330,172
TOTAL INVESTMENTS — (100.0%)
(Cost $365,859,566)^^			$403,864,478
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$115,835	$24,596,875	—	$24,712,710
Austria	—	233,588	—	233,588
Belgium	—	2,782,644	—	2,782,644
Canada	34,144,270	—	—	34,144,270
Denmark	—	8,573,724	—	8,573,724
Finland	—	5,328,731	—	5,328,731
France	313,743	36,501,831	—	36,815,574
Germany	598,579	26,876,930	—	27,475,509
Hong Kong	—	8,683,920	—	8,683,920
Ireland	1,650,960	192,412	—	1,843,372
Israel	233,076	1,153,706	—	1,386,782
Italy	78,480	6,051,063	—	6,129,543
Japan	—	86,621,364	—	86,621,364
Netherlands	1,187,748	20,463,596	—	21,651,344
New Zealand	—	1,173,418	—	1,173,418
Norway	—	3,838,143	—	3,838,143
Portugal	—	330,974	—	330,974
Singapore	—	3,027,694	—	3,027,694
South Africa	21,755	—	—	21,755
Spain	208,299	8,262,488	—	8,470,787
Sweden	—	11,973,908	—	11,973,908
Switzerland	8,838,100	25,194,214	—	34,032,314
United Kingdom	23,338,519	30,147,427	—	53,485,946
Preferred Stocks
Germany	—	5,790,911	—	5,790,911
Rights/Warrants
Canada	—	5,381	—	5,381
Securities Lending Collateral	—	15,330,172	—	15,330,172
TOTAL	$70,729,364	$333,135,114	—	$403,864,478

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.2%)
*	3P Learning, Ltd.	16,910	$15,275
*	A2B Australia, Ltd.	9,538	9,316
	Accent Group, Ltd.	35,134	70,540
	Adairs, Ltd.	14,896	45,558
	Adbri, Ltd.	41,040	106,893
*	Alcidion Group, Ltd.	49,551	13,821
#*	Alkane Resources, Ltd.	52,288	44,056
*	Alliance Aviation Services, Ltd.	13,267	41,843
	ALS, Ltd.	5,092	47,821
	Altium, Ltd.	4,184	104,496
#*	AMA Group, Ltd.	67,163	24,174
#*	American Pacific Borates, Ltd.	13,172	13,081
	AMP, Ltd.	43,759	33,523
	Ansell, Ltd.	5,688	164,464
	Appen, Ltd.	8,346	69,934
	ARB Corp., Ltd.	9,375	322,488
#*	Ardent Leisure Group, Ltd.	72,872	52,472
*	Artemis Resources, Ltd.	221,357	9,405
	AUB Group, Ltd.	8,931	151,172
*	Audinate Group, Ltd.	1,969	14,383
#	Aurelia Metals, Ltd.	145,235	39,257
	Austal, Ltd.	44,617	70,857
*	Australian Agricultural Co., Ltd.	47,194	48,332
	Australian Finance Group, Ltd.	24,189	46,082
	Australian Pharmaceutical Industries, Ltd.	52,628	54,478
*	Australian Strategic Materials, Ltd.	11,646	74,385
	Auswide Bank, Ltd.	4,108	18,867
	AVJennings, Ltd.	30,044	13,731
	Baby Bunting Group, Ltd.	13,837	58,442
	Bapcor, Ltd.	40,726	244,908
	Beach Energy, Ltd.	149,274	131,305
	Beacon Lighting Group, Ltd.	7,593	9,471
	Bega Cheese, Ltd.	40,749	154,447
	Bendigo & Adelaide Bank, Ltd.	25,361	192,523
*	Bigtincan Holdings, Ltd.	25,933	22,125
	Blackmores, Ltd.	1,759	94,025
*	Blue Sky Alternative Investment	3,762	0
	Bravura Solutions, Ltd.	27,863	69,523
	Breville Group, Ltd.	11,239	267,183
	Brickworks, Ltd.	9,062	161,719
	BWX, Ltd.	14,493	53,129
*	Byron Energy, Ltd.	58,539	4,298
*	Calix, Ltd.	9,139	18,627
	Capitol Health, Ltd.	65,386	17,062
#*	Capricorn Metals, Ltd.	13,669	21,779
	Cardno, Ltd.	35,915	24,813
#*	Carnarvon Petroleum, Ltd.	130,441	25,371
	Carsales.com, Ltd.	25,924	418,024
	Cedar Woods Properties, Ltd.	9,142	44,566
	Centuria Capital Group	18,863	40,466
	Challenger, Ltd.	51,574	215,861
*	Champion Iron, Ltd.	28,941	161,720
*	City Chic Collective, Ltd.	16,743	65,610
	Class, Ltd.	7,230	9,037
	Cleanaway Waste Management, Ltd.	130,278	244,136

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	ClearView Wealth, Ltd.	24,888	$8,386
	Clinuvel Pharmaceuticals, Ltd.	4,767	97,631
#	Clover Corp., Ltd.	15,168	19,507
	Codan, Ltd.	14,939	185,285
*	Collection House, Ltd.	19,602	2,595
	Collins Foods, Ltd.	15,075	122,391
#*	Cooper Energy, Ltd.	248,890	42,027
*	Corporate Travel Management, Ltd.	9,656	154,149
	Costa Group Holdings, Ltd.	51,456	121,451
	Credit Corp. Group, Ltd.	8,086	166,456
	CSR, Ltd.	62,643	256,969
*	Dacian Gold, Ltd.	9,935	1,814
	Data#3, Ltd.	15,953	54,673
*	Decmil Group, Ltd.	8,928	2,465
*	Deep Yellow, Ltd.	18,426	9,776
	Deterra Royalties, Ltd.	33,405	114,760
#	Dicker Data, Ltd.	5,356	45,697
*	Domain Holdings Australia, Ltd.	28,461	102,051
	Downer EDI, Ltd.	46,890	182,424
	Eagers Automotive, Ltd.	16,796	196,149
*	Eclipx Group, Ltd.	44,716	77,371
*	Ecograf, Ltd.	45,072	23,653
	Elanor Investor Group	2,855	4,043
	Elders, Ltd.	19,673	163,707
*	Electro Optic Systems Holdings, Ltd.	4,267	12,934
*	Elixir Energy, Ltd.	28,233	4,761
#*	Emeco Holdings, Ltd.	55,197	48,459
#*	EML Payments, Ltd.	24,564	64,439
	EQT Holdings, Ltd.	2,069	41,274
*	Estia Health, Ltd.	28,335	49,122
	Euroz, Ltd.	15,153	18,448
*	EVENT Hospitality and Entertainment, Ltd.	9,512	87,337
*	FAR, Ltd.	9,109	9,058
	Fleetwood, Ltd.	9,756	18,326
#*	Flight Centre Travel Group, Ltd.	12,244	135,409
*	Freedom Foods Group, Ltd.	11,266	2,830
*	Frontier Digital Ventures, Ltd.	15,586	17,803
*	G8 Education, Ltd.	111,168	79,250
#*	Galaxy Resources, Ltd.	58,295	199,650
*	Gascoyne Resources, Ltd.	1,477	347
*	Genworth Mortgage Insurance Australia, Ltd.	33,243	49,729
	Gold Road Resources, Ltd.	79,307	76,548
	GrainCorp, Ltd., Class A	31,517	121,470
	Grange Resources, Ltd.	22,462	13,962
	GUD Holdings, Ltd.	12,796	110,814
	GWA Group, Ltd.	32,736	67,617
	Hansen Technologies, Ltd.	21,225	96,858
	Healius, Ltd.	67,921	243,672
#*	Helloworld Travel, Ltd.	7,031	8,153
*	HT&E, Ltd.	38,557	47,017
	HUB24, Ltd.	6,617	117,012
#*	Humm Group, Ltd.	47,095	32,360
	IGO, Ltd.	25,601	174,674
	Iluka Resources, Ltd.	33,405	243,518
	Imdex, Ltd.	48,773	75,042
	Infomedia, Ltd.	33,864	34,692
	Inghams Group, Ltd.	38,828	108,413
	Intega Group, Ltd.	35,915	13,854
	Integral Diagnostics, Ltd.	18,392	71,446

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Integrated Research, Ltd.	11,699	$15,866
	InvoCare, Ltd.	15,945	125,501
*	ioneer, Ltd.	41,514	12,496
	IOOF Holdings, Ltd.	74,668	229,662
	IPH, Ltd.	24,078	143,187
	IRESS, Ltd.	19,696	204,406
*	Japara Healthcare, Ltd.	25,811	26,169
	Johns Lyng Group, Ltd.	10,517	43,913
	Jumbo Interactive, Ltd.	3,461	42,119
	Jupiter Mines, Ltd.	181,844	39,308
*	Karoon Energy, Ltd.	79,446	72,956
#	Kogan.com, Ltd.	4,303	32,950
	Lifestyle Communities, Ltd.	11,551	144,873
	Link Administration Holdings, Ltd.	47,974	171,156
	Lovisa Holdings, Ltd.	6,087	70,436
*	Lynas Rare Earths, Ltd.	103,444	559,117
	MA Financial Group, Ltd.	2,314	9,469
	MACA, Ltd.	43,876	28,834
	Macmahon Holdings, Ltd.	161,782	26,113
*	Macquarie Telecom Group, Ltd.	559	27,814
*	Mayne Pharma Group, Ltd.	168,566	39,686
	McMillan Shakespeare, Ltd.	9,141	85,123
#	McPherson's, Ltd.	7,753	6,040
	Medusa Mining, Ltd.	15,386	9,253
*	Megaport, Ltd.	892	10,915
#*	Mesoblast, Ltd.	33,158	46,141
#*	Metals X, Ltd.	120,257	24,193
	Metcash, Ltd.	123,655	366,072
*	Mincor Resources NL	33,812	30,460
	MNF Group, Ltd.	4,961	20,033
	Monadelphous Group, Ltd.	10,506	83,395
	Monash IVF Group, Ltd.	28,436	18,141
	Money3 Corp., Ltd.	25,140	56,214
	Mount Gibson Iron, Ltd.	69,791	44,169
*	Myer Holdings, Ltd.	91,183	33,155
	MyState, Ltd.	13,495	49,053
*	Nanosonics, Ltd.	24,543	96,068
	Navigator Global Investments, Ltd.	15,251	19,706
*	nearmap, Ltd.	33,038	50,237
	Netwealth Group, Ltd.	8,813	101,864
	New Energy Solar	13,461	8,211
#	New Hope Corp., Ltd.	51,455	75,348
	nib holdings, Ltd.	50,683	267,266
	Nick Scali, Ltd.	6,410	57,772
	Nickel Mines, Ltd.	87,103	70,281
	Nine Entertainment Co. Holdings, Ltd.	86,267	175,899
	NRW Holdings, Ltd.	54,619	68,695
*	Nufarm, Ltd.	35,467	112,494
	Objective Corp., Ltd.	1,114	13,805
	OFX Group, Ltd.	28,697	30,774
*	OM Holdings, Ltd.	27,595	16,323
	Omni Bridgeway, Ltd.	29,842	75,740
*	oOh!media, Ltd.	67,577	81,479
*	Orocobre, Ltd.	14,759	89,290
	Orora, Ltd.	107,433	284,736
	Over the Wire Holdings, Ltd.	3,593	12,069
	OZ Minerals, Ltd.	34,602	586,637
	Pacific Current Group, Ltd.	4,674	19,480
	Pact Group Holdings, Ltd.	26,672	72,511

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Panoramic Resources, Ltd.	218,305	$28,854
	Peet, Ltd.	49,105	42,114
	Pendal Group, Ltd.	34,189	202,959
	People Infrastructure, Ltd.	2,846	8,989
	Perenti Global, Ltd.	76,054	51,075
	Perpetual, Ltd.	7,678	212,202
*	Perseus Mining, Ltd.	143,232	175,044
*	Pilbara Minerals, Ltd.	38,102	52,962
	Platinum Asset Management, Ltd.	34,598	104,243
#	PPK Group, Ltd.	3,365	32,457
#*	Praemium, Ltd.	25,426	20,953
	Premier Investments, Ltd.	10,894	215,659
#	Pro Medicus, Ltd.	5,070	216,728
	Propel Funeral Partners, Ltd.	9,914	26,182
	PSC Insurance Group, Ltd.	4,690	12,051
	PWR Holdings, Ltd.	6,539	35,126
	Ramelius Resources, Ltd.	72,242	89,552
*	Redbubble, Ltd.	14,203	33,861
	Redcape Hotel Group	18,089	12,743
	Regis Healthcare, Ltd.	16,349	25,020
	Regis Resources, Ltd.	83,617	157,605
*	Reject Shop, Ltd. (The)	1,897	7,364
	Reliance Worldwide Corp., Ltd.	68,551	280,008
#*	Resolute Mining, Ltd.	145,629	57,403
*	Retail Food Group, Ltd.	414,056	24,275
	Rhipe, Ltd.	13,642	25,330
*	Ridley Corp., Ltd.	33,998	28,456
*	RPMGlobal Holdings, Ltd.	21,479	31,708
#*	Rumble Resources, Ltd.	37,032	13,315
*	Salmat, Ltd.	3,642	0
	Sandfire Resources, Ltd.	19,901	100,730
	SeaLink Travel Group, Ltd.	1,924	13,144
	Select Harvests, Ltd.	18,561	108,435
	Senex Energy, Ltd.	23,965	55,994
	Servcorp, Ltd.	6,297	15,295
	Service Stream, Ltd.	62,359	41,514
*	Seven West Media, Ltd.	118,278	40,750
	SG Fleet Group, Ltd.	10,925	23,847
	Sigma Healthcare, Ltd.	130,482	60,319
*	Silver Lake Resources, Ltd.	85,761	95,851
	Sims, Ltd.	20,627	249,361
	SmartGroup Corp., Ltd.	14,209	75,307
*	Southern Cross Media Group, Ltd.	29,648	42,518
	Spark Infrastructure Group	186,979	371,859
#*	Speedcast International, Ltd.	29,981	0
	St Barbara, Ltd.	78,158	101,192
*	Star Entertainment Grp, Ltd. (The)	83,877	211,407
	Steadfast Group, Ltd.	90,014	294,512
	Sunland Group, Ltd.	14,139	26,845
	Super Retail Group, Ltd.	19,342	188,672
#*	Superloop, Ltd.	40,899	26,345
*	Syrah Resources, Ltd.	48,368	49,912
#	Tassal Group, Ltd.	25,579	60,906
	Technology One, Ltd.	27,404	190,476
#*	Temple & Webster Group, Ltd.	4,801	42,158
*	Tiger Resources, Ltd.	149,819	22
	United Malt Grp, Ltd.	36,081	119,369
*	Uniti Group, Ltd.	16,800	43,107
#*	Venturex Resources, Ltd.	16,430	9,479

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Virgin Australia Holdings, Ltd.	110,192	$0
	Virtus Health, Ltd.	12,419	63,637
	Vita Group, Ltd.	21,798	16,137
	Viva Energy Group, Ltd.	60,028	91,040
#*	Wagners Holding Co., Ltd.	8,025	12,125
#*	Webjet, Ltd.	38,425	141,093
*	West African Resources, Ltd.	46,708	35,922
	Western Areas, Ltd.	39,847	76,577
*	Westgold Resources, Ltd.	38,535	49,441
*	Whitehaven Coal, Ltd.	105,831	172,485
#*	Zip Co., Ltd.	6,968	34,013
TOTAL AUSTRALIA			20,053,709
AUSTRIA — (1.6%)
	Addiko Bank AG	588	9,931
	Agrana Beteiligungs AG	2,144	45,531
*	ams AG	24,234	463,083
	ANDRITZ AG	7,439	409,555
	AT&S Austria Technologie & Systemtechnik AG	3,883	177,896
	Atrium European Real Estate, Ltd.	22,585	78,426
	BAWAG Group AG	5,342	303,476
#*	DO & CO AG	808	66,000
	EVN AG	4,186	101,345
	Fabasoft AG	270	13,288
*	FACC AG	2,374	24,483
*	Flughafen Wien AG	307	10,193
#*	IMMOFINANZ AG	10,232	242,610
#*	Kapsch TrafficCom AG	757	13,440
*	Lenzing AG	1,530	197,330
	Mayr Melnhof Karton AG	1,025	218,102
	Oberbank AG	414	43,807
#	Oesterreichische Post AG	3,336	176,104
	Palfinger AG	1,977	85,523
	POLYTEC Holding AG	1,603	19,164
*	Porr AG	1,717	33,517
	Raiffeisen Bank International AG	3,466	81,953
	Rhi Magnesita NV	1,651	88,695
	Rhi Magnesita NV	2,503	131,884
	Rosenbauer International AG	346	19,967
	S IMMO AG	5,724	136,436
#	S&T AG	5,640	143,136
*	Schoeller-Bleckmann Oilfield Equipment AG	1,398	50,987
	Semperit AG Holding	1,085	39,966
	Strabag SE	1,566	71,052
	Telekom Austria AG, Class A	18,718	159,520
	UBM Development AG	812	40,378
	UNIQA Insurance Group AG	16,188	138,755
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	124,868
	voestalpine AG	11,719	516,991
	Wienerberger AG	13,018	532,125
	Zumtobel Group AG	3,981	42,194
TOTAL AUSTRIA			5,051,711
BELGIUM — (1.4%)
#*	Acacia Pharma Group P.L.C.	5,512	14,479
	Ackermans & van Haaren NV	2,696	464,583
*	AGFA-Gevaert NV	20,629	101,749
	Atenor	533	38,185

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Banque Nationale de Belgique	20	$41,531
	Barco NV	8,728	218,041
	Bekaert SA	4,826	229,197
#*	Biocartis Group NV	3,596	17,107
*	bpost SA	9,364	105,155
#*	Celyad Oncology SA	590	2,520
	Cie d'Entreprises CFE	891	91,004
	Deceuninck NV	10,393	42,542
	D'ieteren Group	2,791	447,337
	Econocom Group SA	14,168	61,613
#	Elia Group SA	3,189	376,911
	Etablissements Franz Colruyt NV	1,274	72,437
	Euronav NV	19,147	166,385
*	Euronav NV	4,581	39,626
	EVS Broadcast Equipment SA	1,783	37,028
#	Exmar NV	4,511	19,800
	Fagron	5,041	104,562
	Gimv NV	3,318	211,715
*	Greenyard NV	1,806	19,710
	Immobel SA	570	48,275
	Ion Beam Applications	2,603	49,371
	Jensen-Group NV	507	17,710
*	Kinepolis Group NV	1,367	70,998
	Lotus Bakeries NV	33	192,599
	Melexis NV	1,773	197,618
#*	Mithra Pharmaceuticals SA	419	10,121
#*	Ontex Group NV	8,295	92,269
#*	Oxurion NV	5,542	14,665
*	Picanol	234	21,174
	Proximus SADP	13,771	282,998
	Recticel SA	4,845	79,839
	Resilux	88	18,418
	Shurgard Self Storage SA	1,532	82,122
	Sipef NV	638	35,529
	Telenet Group Holding NV	4,078	153,053
*	Tessenderlo Group SA	1,966	83,164
	Van de Velde NV	716	21,153
	VGP NV	650	133,818
	Viohalco SA	9,200	49,426
TOTAL BELGIUM			4,577,537
CANADA — (9.7%)
*	5N Plus, Inc.	10,900	23,240
	Absolute Software Corp.	6,100	83,657
	Acadian Timber Corp.	500	7,038
#*	AcuityAds Holdings, Inc.	3,643	29,726
*	Advantage Energy, Ltd.	29,081	109,322
	Aecon Group, Inc.	8,691	141,762
*	Africa Oil Corp.	54,929	54,154
#	AG Growth International, Inc.	2,667	69,155
	AGF Management, Ltd., Class B	10,933	66,162
#*	Aimia, Inc.	12,133	46,000
#	AirBoss of America Corp.	2,200	65,457
#	Alamos Gold, Inc., Class A	50,062	406,882
#	Alaris Equity Partners Income	5,125	73,120
*	Alcanna, Inc.	5,866	30,609
*	Aleafia Health, Inc.	9,500	2,817
#*	Alexco Resource Corp.	7,261	15,889
	Algoma Central Corp.	1,600	19,917

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Almaden Minerals, Ltd., Class B	14,000	$6,284
#	AltaGas, Ltd.	14,653	310,184
#	Altius Minerals Corp.	5,800	79,497
	Altus Group, Ltd.	5,600	263,572
*	Amerigo Resources, Ltd.	14,600	14,862
	Andlauer Healthcare Group, Inc.	792	27,913
	Andrew Peller, Ltd., Class A	4,300	30,709
	ARC Resources, Ltd.	72,399	547,809
*	Argonaut Gold, Inc.	36,652	98,711
*	Aritzia, Inc.	10,804	316,863
	Atco, Ltd., Class I	5,672	204,948
*	Athabasca Oil Corp.	58,945	37,325
*	ATS Automation Tooling Systems, Inc.	9,114	274,384
	Aura Minerals, Inc.	2,400	31,549
*	AutoCanada, Inc.	2,934	119,373
	Badger Infrastructure Solutions, Ltd.	3,509	98,019
#	Birchcliff Energy, Ltd.	39,513	149,171
#	Bird Construction, Inc.	3,138	21,480
*	Black Diamond Group, Ltd.	2,510	8,148
	BMTC Group, Inc.	850	10,812
#*	Bombardier, Inc., Class B	99,235	118,516
	Boralex, Inc., Class A	10,176	320,304
	Bridgemarq Real Estate Services	700	9,398
	Calian Group, Ltd.	900	44,062
	Canaccord Genuity Group, Inc.	14,896	162,380
#	Canacol Energy, Ltd.	18,050	46,152
#*	Canada Goose Holdings, Inc.	3,000	127,348
*	Canada Goose Holdings, Inc.	4,563	193,608
#	Canadian Western Bank	12,118	330,341
*	Canfor Corp.	10,200	196,953
*	Canfor Pulp Products, Inc.	3,143	17,055
	Capital Power Corp.	14,849	503,457
*	Capstone Mining Corp.	44,912	201,233
*	Cardinal Energy, Ltd.	13,363	33,633
	Cascades, Inc.	12,329	158,016
*	Celestica, Inc.	18,318	161,949
#	Centerra Gold, Inc.	29,868	240,125
	Cervus Equipment Corp.	1,000	11,574
*	CES Energy Solutions Corp.	31,177	40,483
*	Charlottes Web Holdings, Inc.	9,735	31,290
	China Gold International Resources Corp., Ltd.	43,400	109,578
	CI Financial Corp.	24,797	452,174
	Cogeco Communications, Inc.	2,000	189,372
	Cogeco, Inc.	800	59,628
	Colliers International Group, Inc.	2,334	299,476
	Colliers International Group, Inc.	1,109	142,606
	Computer Modelling Group, Ltd.	12,144	42,245
#*	Copper Mountain Mining Corp.	12,235	35,403
	Corby Spirit and Wine, Ltd.	900	13,403
#	Corus Entertainment, Inc., Class B	24,296	112,756
#	Crescent Point Energy Corp.	20,700	75,659
	Crescent Point Energy Corp.	50,843	186,594
*	Cronos Group, Inc.	16,661	122,792
*	Denison Mines Corp.	76,968	83,285
*	Descartes Systems Group, Inc. (The)	1,723	125,193
	Dexterra Group, Inc.	10,783	57,478
#*	DIRTT Environmental Solutions	7,700	35,303
	Doman Building Materials Group, Ltd.	4,700	25,994
*	Dorel Industries, Inc., Class B	3,700	42,024

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	4,025	$86,623
	Dundee Precious Metals, Inc.	18,655	112,893
#	ECN Capital Corp.	39,452	331,718
	E-L Financial Corp., Ltd.	204	150,760
*	Eldorado Gold Corp.	24,534	229,292
	Element Fleet Management Corp.	42,552	487,049
	Endeavour Mining P.L.C.	21,156	503,803
#*	Endeavour Silver Corp.	16,100	84,913
	Enerflex, Ltd.	10,336	59,981
*	Energy Fuels, Inc.	5,331	27,900
#	Enerplus Corp.	27,265	169,805
	Enerplus Corp.	3,900	24,297
	Enghouse Systems, Ltd.	4,090	184,601
*	Ensign Energy Services, Inc.	23,650	34,311
*	Equinox Gold Corp.	4,452	30,975
	Equitable Group, Inc.	1,543	185,516
#*	ERO Copper Corp.	8,889	178,906
	Evertz Technologies, Ltd.	3,302	37,742
	Exchange Income Corp.	943	31,133
	Exco Technologies, Ltd.	4,600	37,903
*	EXFO, Inc.	3,030	17,301
#	Extendicare, Inc.	11,410	75,725
	Fiera Capital Corp., Class A	8,500	75,489
	Finning International, Inc.	19,313	499,389
	Firm Capital Mortgage Investment Corp.	2,800	34,360
#	First Majestic Silver Corp.	14,299	195,528
#	First Majestic Silver Corp.	8,211	112,573
#*	First Mining Gold Corp.	27,500	8,596
	First National Financial Corp.	2,280	84,266
#*	Fission Uranium Corp.	56,500	24,455
#*	Fortuna Silver Mines, Inc.	30,193	143,509
*	Fortuna Silver Mines, Inc.	7,300	34,675
#	Freehold Royalties, Ltd.	11,649	81,513
*	Frontera Energy Corp.	4,620	28,329
#*	Galiano Gold, Inc.	12,801	12,620
*	Gamehost, Inc.	2,000	13,001
*	GDI Integrated Facility Services, Inc.	1,200	55,402
#	Gibson Energy, Inc.	17,831	326,721
	goeasy, Ltd.	1,136	155,704
*	GoGold Resources, Inc.	21,500	51,182
*	Golden Star Resources, Ltd.	9,815	25,804
#*	GoldMoney, Inc.	6,800	15,479
#*	Gran Tierra Energy, Inc.	52,923	31,815
*	Great Canadian Gaming Corp.	7,200	255,659
	Guardian Capital Group, Ltd., Class A	2,850	75,385
	Hardwoods Distribution, Inc.	1,904	53,811
*	Headwater Exploration, Inc.	14,100	44,529
*	Heroux-Devtek, Inc.	4,097	57,107
	High Liner Foods, Inc.	2,300	24,187
*	Home Capital Group, Inc., Class B	7,497	233,455
#	Hudbay Minerals, Inc.	32,692	233,477
#*	i-80 Gold Corp.	12,689	26,647
	iA Financial Corp., Inc.	3,554	196,615
#*	IAMGOLD Corp.	56,196	153,598
*	IBI Group, Inc.	2,900	24,151
*	Imperial Metals Corp.	9,700	36,775
	Information Services Corp.	900	20,408
#	Innergex Renewable Energy, Inc.	14,110	245,986
	Inter Pipeline, Ltd.	39,561	633,559

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Interfor Corp.	8,400	$172,296
	Intertape Polymer Group, Inc.	7,044	156,791
#*	Invesque, Inc.	4,300	11,094
*	Ivanhoe Mines, Ltd., Class A	4,842	35,939
#	Jamieson Wellness, Inc.	4,213	118,090
*	Karora Resources, Inc.	15,448	47,300
	K-Bro Linen, Inc.	1,500	52,168
#*	Kelt Exploration, Ltd.	15,188	41,269
#	Keyera Corp.	15,103	404,328
*	Kinaxis, Inc.	2,617	339,522
	Kingsway Financial Services, Inc.	600	3,184
*	Knight Therapeutics, Inc.	14,616	59,982
#	KP Tissue, Inc.	700	5,858
	Labrador Iron Ore Royalty Corp.	7,700	306,185
#*	Largo Resources, Ltd.	1,753	28,667
	Lassonde Industries, Inc., Class A	400	55,329
#	Laurentian Bank of Canada	6,500	220,904
	Leon's Furniture, Ltd.	4,500	83,645
#	LifeWorks, Inc.	8,101	230,446
	Linamar Corp.	6,205	367,147
#*	Lucara Diamond Corp.	52,607	30,360
*	Lundin Gold, Inc.	4,591	41,619
	Magellan Aerospace Corp.	2,400	19,679
*	Mainstreet Equity Corp.	600	53,137
*	Major Drilling Group International, Inc.	10,973	75,639
	Maple Leaf Foods, Inc.	9,496	188,078
	Martinrea International, Inc.	11,210	113,753
*	Mav Beauty Brands, Inc.	2,800	9,179
	Maverix Metals, Inc.	3,200	15,313
*	MDF Commerce, Inc.	2,102	16,848
	Medical Facilities Corp.	5,100	33,725
*	MEG Energy Corp.	34,293	218,798
	Melcor Developments, Ltd.	500	5,054
#	Methanex Corp.	6,133	206,437
	Morguard Corp.	600	66,329
	MTY Food Group, Inc.	2,800	152,568
#	Mullen Group, Ltd.	14,988	162,782
*	New Gold, Inc.	90,970	148,749
#	NFI Group, Inc.	6,253	135,776
	North American Construction Group, Ltd.	3,900	58,456
	North West Co., Inc. (The)	6,181	180,139
*	NuVista Energy, Ltd.	29,960	84,049
*	OceanaGold Corp.	86,128	167,755
*	Opsens, Inc.	6,200	12,772
	Osisko Gold Royalties, Ltd.	12,604	171,840
*	Osisko Mining, Inc.	12,400	31,606
	Paramount Resources, Ltd., Class A	8,344	108,017
*	Parex Resources, Inc.	17,840	293,139
	Park Lawn Corp.	3,654	105,643
#	Parkland Corp.	13,338	424,537
#	Pason Systems, Inc.	11,152	70,974
#	Peyto Exploration & Development Corp.	19,559	113,347
	Pizza Pizza Royalty Corp.	6,500	59,707
*	Points International, Ltd.	761	12,669
*	Points International, Ltd.	700	11,711
	Polaris Infrastructure, Inc.	2,100	31,544
	Pollard Banknote, Ltd.	1,300	52,413
*	PolyMet Mining Corp.	1,089	3,344
#	PrairieSky Royalty, Ltd.	22,200	248,762

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp.	1,930	$64,183
#	Premium Brands Holdings Corp., Class A	4,330	442,787
#*	Pretium Resources, Inc.	1,300	12,129
*	Pretium Resources, Inc.	17,500	163,133
	Quarterhill, Inc.	10,900	20,794
#*	Real Matters, Inc.	9,299	95,181
*	Recipe Unlimited Corp.	2,200	39,235
#*	RF Capital Group, Inc.	1,552	3,098
	Richelieu Hardware, Ltd.	6,969	243,044
#	Rogers Sugar, Inc.	12,650	59,214
#	Russel Metals, Inc.	8,500	239,820
#*	Sabina Gold & Silver Corp.	36,019	54,854
*	Sandstorm Gold, Ltd.	23,400	184,184
#	Savaria Corp.	5,000	84,282
*	Seabridge Gold, Inc.	2,000	36,214
	Secure Energy Services, Inc.	21,030	71,134
#*	ShawCor, Ltd.	7,942	31,511
#	Sienna Senior Living, Inc.	8,177	104,277
*	Sierra Metals, Inc.	5,800	16,132
*	Sierra Wireless, Inc.	5,200	100,407
	Sleep Country Canada Holdings, Inc.	4,501	106,103
#	SNC-Lavalin Group, Inc.	14,686	390,811
*	Spin Master Corp.	3,700	141,849
#	Sprott, Inc.	2,598	95,760
#	SSR Mining, Inc.	22,962	373,796
#	Stantec, Inc.	10,112	470,748
	Stelco Holdings, Inc.	2,200	72,651
	Stella-Jones, Inc.	6,265	227,330
*	Storm Resources, Ltd.	15,193	44,084
*	SunOpta, Inc.	10,884	114,633
#	Superior Plus Corp.	22,114	277,932
*	Surge Energy, Inc.	40,298	17,442
*	Tamarack Valley Energy, Ltd.	25,980	56,016
#*	Taseko Mines, Ltd.	35,100	63,020
*	TeraGo, Inc.	400	1,828
	TerraVest Industries, Inc.	800	12,818
	TFI International, Inc.	4,211	471,392
	Tidewater Midstream and Infrastructure, Ltd.	35,300	39,895
	Timbercreek Financial Corp.	9,052	70,379
*	Torex Gold Resources, Inc.	13,010	146,305
*	Total Energy Services, Inc.	6,761	21,784
	TransAlta Corp.	35,363	368,766
#	TransAlta Renewables, Inc.	15,283	269,131
	Transcontinental, Inc., Class A	11,425	226,101
*	Treasury Metals, Inc.	917	647
#*	Trevali Mining Corp.	49,000	9,033
#*	Trican Well Service, Ltd.	49,274	103,477
	Tricon Residential, Inc.	16,884	202,321
*	Trisura Group, Ltd.	4,000	149,407
*	Turquoise Hill Resources, Ltd.	4,464	74,549
*	Turquoise Hill Resources, Ltd.	3,947	65,866
*	Uni-Select, Inc.	6,255	77,461
*	Vermilion Energy, Inc.	9,634	69,267
*	Vermilion Energy, Inc.	9,431	67,809
*	Victoria Gold Corp.	2,300	34,659
*	Viemed Healthcare, Inc.	1,600	11,132
*	Viemed Healthcare, Inc.	2,200	15,312
*	Village Farms International, Inc.	1,948	18,798
	Wajax Corp.	3,913	69,817

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Waterloo Brewing, Ltd.	2,100	$10,958
#*	Wesdome Gold Mines, Ltd.	17,079	172,761
#	Western Forest Products, Inc.	53,930	83,428
#	Westshore Terminals Investment Corp.	5,642	97,410
#	Whitecap Resources, Inc.	64,040	293,099
*	WildBrain, Ltd.	12,570	26,297
	Winpak, Ltd.	3,800	124,179
#	Yamana Gold, Inc.	75,682	339,101
#	Yellow Pages, Ltd.	2,040	23,448
	Zenith Capital Corp.	1,300	352
TOTAL CANADA			31,427,432
CHINA — (0.0%)
*	FIH Mobile, Ltd.	91,000	12,434
*	Hanfeng Evergreen, Inc.	2,400	0
	TK Group Holdings, Ltd.	30,000	10,860
TOTAL CHINA			23,294
DENMARK — (2.1%)
*	ALK-Abello A.S.	730	359,895
#	Alm Brand A.S.	9,028	65,546
#*	Bang & Olufsen A.S.	14,001	78,033
*	Bavarian Nordic A.S.	6,901	280,081
*	Brodrene Hartmann A.S.	204	16,460
	cBrain A.S.	849	44,904
	Chemometec A.S.	1,617	258,865
	Columbus A.S.	6,761	11,529
	D/S Norden A.S.	3,259	93,013
*	Dfds A.S.	3,765	207,951
*	Drilling Co. of 1972 A.S. (The)	1,537	59,288
	FLSmidth & Co. A.S.	4,390	162,711
	Fluegger Group A.S.	86	10,286
#	H Lundbeck A.S.	4,106	123,902
*	H+H International A.S., Class B	2,539	85,647
*	ISS A.S.	12,009	283,396
	Jeudan A.S.	1,140	47,425
*	Jyske Bank A.S.	6,167	299,246
	Matas A.S.	3,630	64,715
	Netcompany Group A.S.	3,857	476,490
*	Nilfisk Holding A.S.	3,104	108,925
*	NKT A.S.	4,415	209,801
	NNIT A.S.	1,779	38,335
*	NTG Nordic Transport Group A.S.	1,220	94,784
	Per Aarsleff Holding A.S.	1,919	82,705
	Ringkjoebing Landbobank A.S.	3,099	351,892
	Rockwool International A.S., Class A	165	76,199
	Rockwool International A.S., Class B	257	136,371
	Royal Unibrew A.S.	5,678	769,449
#	RTX A.S.	1,054	29,112
	Scandinavian Tobacco Group A.S., Class A	7,060	144,633
	Schouw & Co., A.S.	1,502	160,699
	SimCorp A.S.	4,523	628,453
	Solar A.S., Class B	610	59,323
	Spar Nord Bank A.S.	9,494	114,130
	Sydbank A.S.	7,279	222,844
	TCM Group A.S.	500	12,463
*	Tivoli A.S.	244	33,854
	Topdanmark A.S.	4,795	244,177

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	TORM P.L.C., Class A	4,930	$42,292
	UIE P.L.C.	176	47,934
*	Zealand Pharma A.S.	3,739	113,332
TOTAL DENMARK			6,751,090
FINLAND — (2.3%)
	Aktia Bank Oyj	6,459	90,550
	Alandsbanken Abp, Class B	379	12,677
	Alma Media Oyj	4,469	59,295
	Aspo Oyj	2,685	30,815
	Atria Oyj, Class A	2,491	36,295
*	BasWare Oyj	944	43,467
	Bittium Oyj	4,078	30,431
	Cargotec Oyj, Class B	4,700	252,650
	Caverion Oyj	9,013	78,199
#	Citycon Oyj	7,320	64,389
	Digia Oyj	2,833	26,917
	Enento Group Oyj	1,519	69,355
#*	Finnair Oyj	76,560	61,376
	Fiskars Oyj Abp	3,261	79,916
	F-Secure Oyj	12,707	62,327
	Harvia Oyj	1,373	100,081
	HKScan Oyj, Class A	1,550	3,983
	Huhtamaki Oyj	10,488	558,594
	Kamux Corp.	2,922	60,295
	Kemira Oyj	11,957	201,505
	Kojamo Oyj	10,741	264,826
	Konecranes Oyj, Class A	7,254	312,238
	Lassila & Tikanoja Oyj	3,659	64,752
#*	Lehto Group Oyj	1,174	2,374
	Marimekko Oyj	222	18,202
	Metsa Board Oyj	21,964	242,794
	Musti Group Oyj	2,666	110,043
	Neles Oyj	12,166	188,211
	Nokian Renkaat Oyj	14,395	607,116
	Olvi Oyj, Class A	1,985	124,581
	Oriola Oyj, Class A	5,827	13,891
	Oriola Oyj, Class B	16,336	37,675
	Orion Oyj, Class A	2,441	103,955
	Orion Oyj, Class B	10,750	457,579
*	Outokumpu Oyj	40,666	290,134
	Pihlajalinna Oyj	1,333	18,655
	Ponsse Oyj	1,180	60,177
*	QT Group Oyj	1,722	233,205
	Raisio Oyj, Class V	14,595	68,463
*	Rapala VMC Oyj	1,900	22,874
	Revenio Group Oyj	2,410	195,569
	Sanoma Oyj	10,553	195,723
	Taaleri Oyj	1,518	19,189
	Teleste Oyj	1,530	11,336
	Terveystalo Oyj	5,382	73,162
	TietoEVRY Oyj	8,981	302,070
	Tokmanni Group Corp.	5,059	146,066
	Uponor Oyj	6,371	203,178
	Vaisala Oyj, Class A	1,838	85,423
	Valmet Oyj	15,204	634,507
	Verkkokauppa.com Oyj	1,520	15,399
	Wartsila OYJ Abp	18,090	272,517

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	YIT Oyj	18,124	$109,894
TOTAL FINLAND			7,428,895
FRANCE — (4.1%)
	ABC arbitrage	2,447	20,793
*	Akka Technologies	1,514	84,571
	AKWEL	1,182	34,071
#	Albioma SA	3,447	137,739
	ALD SA	5,766	84,414
	Altamir	1,905	52,857
	Alten SA	2,868	455,914
	Assystem SA	1,354	48,730
*	ATEME SA	495	7,762
	Aubay	936	53,961
	Axway Software SA	836	28,165
	Bastide le Confort Medical	266	15,020
*	Beneteau SA	3,904	63,807
*	Bigben Interactive	2,306	42,202
	Boiron SA	776	40,277
	Bonduelle SCA	2,134	53,392
	Burelle SA	28	23,980
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,596
*	Casino Guichard Perrachon SA	4,112	116,244
	CBo Territoria	2,250	9,550
*	Cegedim SA	865	29,247
*	CGG SA	82,253	57,502
	Chargeurs SA	2,784	72,273
#*	Cie des Alpes	3,270	47,710
	Cie Plastic Omnium SA	6,434	204,195
*	Coface SA	11,782	147,897
#*	DBV Technologies SA	1,409	15,326
	Delta Plus Group	115	12,067
*	Derichebourg SA	16,273	171,891
*	Ekinops SAS	2,101	19,032
	Electricite de Strasbourg SA	132	17,527
*	Elior Group SA	14,729	100,967
*	Elis SA	19,637	352,146
*	Eramet SA	1,279	102,277
*	ESI Group	177	12,180
*	Etablissements Maurel et Prom SA	8,900	19,932
	Eurazeo SE	4,307	417,182
#*	Europcar Mobility Group	40,234	23,823
	Eutelsat Communications SA	21,073	229,297
*	Exel Industries, Class A	184	18,149
	Faurecia SE	12,576	561,298
	Fnac Darty SA	1,710	118,695
	Fnac Darty SA	648	44,793
*	Gaumont SA	20	2,524
	Gaztransport Et Technigaz SA	2,039	163,503
*	GL Events	1,343	21,369
	Groupe Crit	446	36,240
	Guerbet	934	34,831
*	Haulotte Group SA	1,014	7,215
	HEXAOM	440	22,926
*	ID Logistics Group	316	101,201
	Iliad SA	238	51,290
	Imerys SA	2,590	119,969
	Infotel SA	235	13,941
	Ipsen SA	192	20,517

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	IPSOS	4,636	$215,380
	Jacquet Metals SACA	2,005	47,921
*	JCDecaux SA	7,005	191,090
	Kaufman & Broad SA	2,328	103,296
	Korian SA	8,517	323,325
*	Lagardere SA	7,262	202,554
	Laurent-Perrier	396	47,901
	Lectra	3,443	140,285
	Linedata Services	535	25,829
	LISI	2,528	86,189
	LNA Sante SA	809	50,971
*	Lumibird	1,029	20,878
	Maisons du Monde SA	4,270	97,703
	Manitou BF SA	1,600	52,613
	Manutan International	508	47,252
	Mersen SA	2,045	81,233
	Metropole Television SA	2,887	57,809
*	Neoen SA	2,742	118,912
	Nexans SA	3,620	346,482
	Nexity SA	5,013	252,526
#*	Nicox	2,438	9,339
	NRJ Group	2,200	16,024
*	Onxeo SA	4,614	3,197
	Orpea SA	1,218	154,671
	Pharmagest Interactive	142	15,967
	Quadient SA	5,381	157,940
#*	Recylex SA	1,750	719
	Rexel SA	37,300	787,474
	Robertet SA	62	73,591
	Rothschild & Co.	4,325	161,860
	Rubis SCA	9,908	397,461
	Samse SA	132	28,973
	Savencia SA	669	53,646
	SCOR SE	15,905	444,173
	Seche Environnement SA	536	31,092
	SES SA, Class A	33,307	256,776
*	SMCP SA	3,334	20,931
	Societe BIC SA	2,638	178,845
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	427	37,350
	Societe LDC SA	88	10,750
	Societe pour l'Informatique Industrielle	1,084	44,737
*	SOITEC	2,577	617,853
#*	Solocal Group	12,070	22,780
	Somfy SA	929	177,875
	Sopra Steria Group SACA	1,921	381,854
	SPIE SA	13,433	318,181
	Stef SA	521	60,563
	Sword Group	566	30,453
	Synergie SE	1,041	45,687
*	Technicolor SA	783	2,754
*	Technip Energies NV	3,610	48,930
	Television Francaise 1	7,423	70,876
	Thermador Groupe	782	87,199
	Tikehau Capital SCA	2,214	69,468
	Total Gabon	95	15,271
	Trigano SA	1,069	231,225
	Union Financiere de France BQE SA	487	10,254
	Valeo	2,300	66,506
*	Vallourec SA	4,638	44,995

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Verallia SA	3,650	$135,349
	Vetoquinol SA	354	51,392
	Vicat SA	2,705	136,360
	VIEL & Cie SA	4,347	31,255
	Vilmorin & Cie SA	883	59,270
	Virbac SA	475	191,845
*	Wavestone	621	30,935
*	X-Fab Silicon Foundries SE	6,145	58,247
TOTAL FRANCE			13,159,019
GERMANY — (6.2%)
	1&1 AG	4,302	127,641
	3U Holding AG	100	386
	7C Solarparken AG	3,443	15,514
	Aareal Bank AG	7,914	199,574
	Adesso SE	170	31,219
	ADLER Group SA	520	12,614
*	ADVA Optical Networking SE	6,195	92,156
	AIXTRON SE	12,028	296,705
	All for One Group SE	283	22,497
	Allgeier SE	979	27,631
	Amadeus Fire AG	543	109,089
	Atoss Software AG	673	136,862
	Aurubis AG	4,116	416,831
	Basler AG	528	69,268
*	Bauer AG	3,060	45,514
	BayWa AG	1,916	87,850
	Bechtle AG	570	117,695
	Bertrandt AG	1,118	66,126
	bet-at-home.com AG	393	13,913
*	Bijou Brigitte AG	711	19,815
	Bilfinger SE	4,751	146,119
*	Borussia Dortmund GmbH & Co., KGaA	9,378	68,112
	CANCOM SE	4,536	285,067
*	CECONOMY AG	19,864	95,298
	CENIT AG	1,323	23,297
	Cewe Stiftung & Co., KGaA	738	110,628
	CompuGroup Medical SE & Co., KgaA	2,769	222,132
#*	Corestate Capital Holding SA	1,975	29,526
	CropEnergies AG	3,994	47,031
*	CTS Eventim AG & Co., KGaA	4,673	317,508
	Dermapharm Holding SE	1,637	130,949
	Deutsche Beteiligungs AG	2,206	97,517
	Deutsche EuroShop AG	5,432	128,920
#*	Deutsche Lufthansa AG	12,616	142,490
	Deutsche Pfandbriefbank AG	19,634	216,280
*	Deutz AG	14,703	124,883
	DIC Asset AG	6,522	117,829
	DMG Mori AG	418	20,697
	Dr Hoenle AG	579	33,263
	Draegerwerk AG & Co., KGaA	307	27,375
	Duerr AG	6,410	306,287
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	256,385
	Elmos Semiconductor SE	1,388	62,445
#*	ElringKlinger AG	4,625	75,471
#	Encavis AG	7,751	141,854
	Energiekontor AG	790	52,262
*	Evotec SE	4,795	198,822
	Fielmann AG	2,791	209,592

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	First Sensor AG	520	$26,783
#*	flatexDEGIRO AG	2,514	303,794
*	Fraport AG Frankfurt Airport Services Worldwide	3,542	232,971
	Freenet AG	15,397	368,255
	Fuchs Petrolub SE	3,226	129,141
	GEA Group AG	16,713	741,060
	Gerresheimer AG	4,033	421,102
*	Gesco AG	1,167	29,915
	GFT Technologies SE	1,914	64,014
	Grand City Properties SA	13,781	366,028
	GRENKE AG	513	22,322
*	H&R GmbH & Co., KGaA	1,853	21,103
	Hamburger Hafen und Logistik AG	2,835	67,245
	Hawesko Holding AG	351	25,296
*	Heidelberger Druckmaschinen AG	28,620	66,951
#*	Hella GmbH & Co., KGaA	4,140	289,841
	Hochtief AG	912	72,365
#*	HolidayCheck Group AG	4,954	14,806
	Hornbach Baumarkt AG	1,315	52,966
	Hornbach Holding AG & Co., KGaA	1,453	163,259
	Hugo Boss AG	7,546	452,071
*	Hypoport SE	347	209,071
	Indus Holding AG	2,484	104,727
	Instone Real Estate Group AG	4,570	141,329
	IVU Traffic Technologies AG	1,595	39,908
	Jenoptik AG	6,077	208,554
	JOST Werke AG	1,440	87,935
*	K+S AG	24,555	352,230
*	Kloeckner & Co. SE	8,520	129,611
*	Koenig & Bauer AG	1,558	53,337
	Krones AG	1,902	187,527
	KSB SE & Co., KGaA	31	15,292
	KWS Saat SE & Co., KGaA	1,165	97,935
	Lanxess AG	10,411	754,001
	Leifheit AG	1,317	67,210
#*	Leoni AG	4,291	74,938
	LPKF Laser & Electronics AG	2,232	57,376
#*	Manz AG	726	54,513
*	Medigene AG	1,273	5,920
*	Medios AG	277	11,185
	METRO AG	10,755	139,416
	MLP SE	8,314	68,056
*	Nagarro SE	979	149,174
	New Work SE	300	90,156
	Nexus AG	1,924	152,997
#*	Nordex SE	13,872	266,792
	Norma Group SE	3,927	207,946
	OHB SE	819	38,883
	Patrizia AG	5,848	149,042
	Pfeiffer Vacuum Technology AG	675	137,701
	PNE AG	10,341	86,404
	ProSiebenSat.1 Media SE	26,208	497,924
	PSI Software AG	1,437	70,536
*	PVA TePla AG	2,550	103,134
*	q.beyond AG	12,522	27,020
	Rheinmetall AG	5,517	529,410
	RTL Group SA	234	13,248
*	SAF-Holland SE	7,645	106,434
*	Salzgitter AG	6,237	242,833

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Schaltbau Holding AG	590	$28,517
	Scout24 AG	1,661	142,238
	Secunet Security Networks AG	157	89,690
*	Serviceware SE	548	10,404
*	SGL Carbon SE	6,333	70,401
#	Siltronic AG	2,238	364,972
*	Sixt SE	1,565	217,731
	SMA Solar Technology AG	1,707	89,336
*	SNP Schneider-Neureither & Partner SE	344	23,015
	Software AG	5,783	279,469
	Stabilus SA	2,763	219,348
	STRATEC SE	769	119,327
	Stroeer SE & Co., KGaA	3,291	260,303
	Suedzucker AG	8,378	126,110
*	SUESS MicroTec SE	2,434	76,543
	Surteco Group SE	1,107	40,157
	TAG Immobilien AG	18,424	611,020
	Takkt AG	5,172	85,012
	Technotrans SE	1,129	38,483
*	thyssenkrupp AG	43,096	429,359
	Traffic Systems SE	627	31,246
	United Internet AG	562	23,260
	USU Software AG	574	17,426
*	va-Q-tec AG	307	10,937
#	Varta AG	1,521	263,833
	VERBIO Vereinigte BioEnergie AG	4,297	232,769
	Vossloh AG	1,221	61,468
	Wacker Chemie AG	1,431	210,506
	Wacker Neuson SE	3,888	117,181
	Washtec AG	1,138	77,748
*	Westwing Group AG	866	41,063
	Wuestenrot & Wuerttembergische AG	3,125	68,341
	Zeal Network SE	1,389	68,347
*	zooplus AG	769	261,847
TOTAL GERMANY			20,065,339
HONG KONG — (2.2%)
*	Aceso Life Science Group, Ltd.	202,400	5,683
	Aeon Credit Service Asia Co., Ltd.	12,000	7,613
#	Aidigong Maternal & Child Health, Ltd.	248,000	41,197
	Allied Group, Ltd.	206,000	80,433
	APAC Resources, Ltd.	9,853	1,749
#*	Apollo Future Mobility Group, Ltd.	136,000	6,476
	Asia Financial Holdings, Ltd.	54,874	23,790
*	Asia Standard International Group, Ltd.	98,940	13,093
	ASM Pacific Technology, Ltd.	27,600	355,866
	Associated International Hotels, Ltd.	28,000	51,897
	Bank of East Asia, Ltd. (The)	21,400	35,259
	BOC Aviation, Ltd.	15,100	111,025
	BOCOM International Holdings Co., Ltd.	44,000	9,845
	BOE Varitronix, Ltd.	82,009	85,250
	Brightoil Petroleum Holdings, Ltd.	248,000	8,977
*	Burwill Holdings, Ltd.	302,000	517
	Cafe de Coral Holdings, Ltd.	42,000	81,767
#*	Cathay Pacific Airways, Ltd.	104,000	83,449
*	Century City International Holdings, Ltd.	183,340	10,372
	Chen Hsong Holdings	30,000	10,614
	Chevalier International Holdings, Ltd.	4,000	4,995
*	China Baoli Technologies Holdings, Ltd.	145,000	598

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	China Energy Development Holdings, Ltd.	652,000	$8,050
	China Motor Bus Co., Ltd.	2,400	33,084
#*	China Star Entertainment, Ltd.	180,000	25,770
*	China Strategic Holdings, Ltd.	1,321,250	11,890
	China Tonghai International Financial, Ltd.	130,000	4,250
	Chinese Estates Holdings, Ltd.	61,500	24,119
	Chong Hing Bank, Ltd.	21,000	55,309
	Chow Sang Sang Holdings International, Ltd.	49,000	81,992
	Chuang's Consortium International, Ltd.	100,000	12,126
	CITIC Telecom International Holdings, Ltd.	154,000	49,962
#	CMBC Capital Holdings, Ltd.	570,000	7,689
	C-Mer Eye Care Holding, Ltd.	52,000	50,779
	Convenience Retail Asia, Ltd.	50,000	5,212
	Crystal International Group, Ltd.	20,500	8,239
	CSI Properties, Ltd.	859,543	27,112
	Dah Sing Banking Group, Ltd.	52,928	54,486
	Dah Sing Financial Holdings, Ltd.	17,806	56,129
	Dickson Concepts International, Ltd.	14,500	8,498
	EC Healthcare	13,000	20,175
	EcoGreen International Group, Ltd.	38,000	9,868
*	Emperor Capital Group, Ltd.	270,000	3,985
	Emperor Entertainment Hotel, Ltd.	40,000	5,097
	Emperor International Holdings, Ltd.	140,333	20,113
*	ENM Holdings, Ltd.	144,000	11,871
*	Esprit Holdings, Ltd.	385,875	30,830
	EuroEyes International Eye Clinic, Ltd.	8,000	12,773
	Fairwood Holdings, Ltd.	10,500	23,596
	Far East Consortium International, Ltd.	175,392	69,476
	First Pacific Co., Ltd.	334,000	111,429
*	Frontage Holdings Corp.	42,000	32,727
*	Genting Hong Kong, Ltd.	186,000	12,635
	Giordano International, Ltd.	160,000	31,125
	Glorious Sun Enterprises, Ltd.	72,000	7,235
	Goldin Financial Holdings, Ltd.	88,000	0
*	Goodbaby International Holdings, Ltd.	129,000	29,960
	Great Eagle Holdings, Ltd.	27,762	86,943
*	G-Resources Group, Ltd.	42,950	15,781
	Guotai Junan International Holdings, Ltd.	322,400	48,652
#	Haitong International Securities Group, Ltd.	292,191	75,303
	Hang Lung Group, Ltd.	72,000	176,313
	Hanison Construction Holdings, Ltd.	27,198	4,449
	Harbour Centre Development, Ltd.	13,500	14,326
	HKBN, Ltd.	76,000	88,496
	HKR International, Ltd.	100,386	40,511
	Hong Kong Ferry Holdings Co., Ltd.	23,000	16,902
*	Hong Kong Technology Venture Co., Ltd.	56,000	78,578
*	Hongkong & Shanghai Hotels, Ltd. (The)	69,883	61,495
	Hongkong Chinese, Ltd.	90,000	6,944
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	31,514
	Hysan Development Co., Ltd.	64,000	251,890
	International Housewares Retail Co., Ltd.	41,000	15,259
*	IRC, Ltd.	258,000	9,316
*	ITC Properties Group, Ltd.	1,760	206
	Jacobson Pharma Corp., Ltd.	56,000	4,542
*	JBM Healthcare, Ltd.	7,000	1,062
	Johnson Electric Holdings, Ltd.	39,875	93,454
	K Wah International Holdings, Ltd.	85,000	38,421
	Kerry Logistics Network, Ltd.	61,000	181,774
	Kerry Properties, Ltd.	54,500	160,950

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kingston Financial Group, Ltd.	36,000	$2,283
	Kowloon Development Co., Ltd.	41,000	47,603
*	Lai Sun Development Co., Ltd.	30,608	24,363
*	Lai Sun Garment International, Ltd.	13,600	5,950
*	Landing International Development, Ltd.	133,200	3,914
	Landsea Green Properties Co., Ltd.	180,000	10,533
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	136,500	15,970
*	Lerthai Group, Ltd.	24,000	2,061
*	Lifestyle International Holdings, Ltd.	55,000	39,247
	Lippo China Resources, Ltd.	586,000	8,731
	Liu Chong Hing Investment, Ltd.	30,000	30,614
	L'Occitane International SA	32,250	112,116
	Luk Fook Holdings International, Ltd.	38,000	121,625
	Lung Kee Bermuda Holdings	26,000	12,133
*	Magnificent Hotel Investment, Ltd.	336,000	5,101
*	Mason Group Holdings, Ltd.	2,829,598	9,876
#	MECOM Power and Construction, Ltd.	49,000	24,645
	Melco International Development, Ltd.	60,000	95,817
*	MH Development, Ltd.	40,000	1,120
	Miramar Hotel & Investment	21,000	39,175
	Modern Dental Group, Ltd.	43,000	37,225
	NagaCorp., Ltd.	114,000	83,759
#*	NewOcean Energy Holdings, Ltd.	110,000	5,513
#	Nissin Foods Co., Ltd.	28,000	20,149
	NWS Holdings, Ltd.	133,000	134,036
	Oriental Watch Holdings	39,606	21,143
*	Oshidori International Holdings, Ltd.	700,200	45,113
	Pacific Andes International Holdings, Ltd.	126,000	444
*	Pacific Basin Shipping, Ltd.	531,000	236,682
	Pacific Textiles Holdings, Ltd.	114,000	61,768
*	Paliburg Holdings, Ltd.	26,000	7,108
	PCCW, Ltd.	354,286	185,585
	Perfect Medical Health Management, Ltd.	60,000	62,217
	Pico Far East Holdings, Ltd.	96,000	16,057
	Public Financial Holdings, Ltd.	24,000	7,429
*	Razer, Inc.	297,000	72,050
*	Regal Hotels International Holdings, Ltd.	29,000	14,801
	Regina Miracle International Holdings, Ltd.	43,000	15,275
*	Renco Holdings Group, Ltd.	82,000	1,704
	SEA Holdings, Ltd.	40,046	30,527
*	Shangri-La Asia, Ltd.	100,000	88,844
	Shenwan Hongyuan HK, Ltd.	25,000	3,058
*	Shun Ho Property Investments, Ltd.	5,544	867
*	Shun Tak Holdings, Ltd.	190,000	55,044
	Sing Tao News Corp., Ltd.	14,000	1,606
	SITC International Holdings Co., Ltd.	48,000	198,018
*	SJM Holdings, Ltd.	165,000	148,817
	SmarTone Telecommunications Holdings, Ltd.	43,000	24,100
	Soundwill Holdings, Ltd.	4,000	4,229
*	Stella International Holdings, Ltd.	55,000	70,145
#*	Summit Ascent Holdings, Ltd.	92,000	7,807
	Sun Hung Kai & Co., Ltd.	74,464	38,314
	SUNeVision Holdings, Ltd.	66,000	69,635
	TAI Cheung Holdings, Ltd.	37,000	25,385
*	Television Broadcasts, Ltd.	43,600	36,759
	Texhong Textile Group, Ltd.	12,000	17,545
	Texwinca Holdings, Ltd.	112,000	25,252
*	Theme International Holdings, Ltd.	200,000	37,131

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Town Health International Medical Group, Ltd.	330,000	$23,980
	Tradelink Electronic Commerce, Ltd.	58,000	8,584
	Transport International Holdings, Ltd.	28,465	53,095
	United Laboratories International Holdings, Ltd. (The)	107,000	75,149
	Untrade Convoy	516,000	2,078
	Upbest Group, Ltd.	148,000	15,443
	Value Partners Group, Ltd.	104,000	59,795
	Valuetronics Holdings, Ltd.	29,800	13,074
#	Vitasoy International Holdings, Ltd.	68,000	191,043
*	Vobile Group, Ltd.	72,000	65,118
	VPower Group International Holdings, Ltd.	25,000	5,149
	VSTECS Holdings, Ltd.	79,600	63,571
	VTech Holdings, Ltd.	14,400	142,802
	Wai Kee Holdings, Ltd.	52,000	27,308
	Wang On Group, Ltd.	260,000	2,139
*	Wealthking Investments, Ltd.	116,000	11,067
	Wing On Co. International, Ltd.	14,000	31,444
	Wing Tai Properties, Ltd.	56,000	31,786
*	Yue Yuen Industrial Holdings, Ltd.	85,500	180,440
#*	Yunfeng Financial Group, Ltd.	54,000	16,224
#	Zensun Enterprises, Ltd.	480,000	40,168
*	Zhaobangji Properties Holdings, Ltd.	192,000	15,570
TOTAL HONG KONG			7,090,182
IRELAND — (0.5%)
*	AIB Group P.L.C.	22,493	55,244
*	Bank of Ireland Group P.L.C.	95,724	507,835
*	C&C Group P.L.C.	47,169	155,012
*	Cairn Homes P.L.C.	55,311	73,566
*	Dalata Hotel Group P.L.C.	12,031	55,013
*	Datalex P.L.C.	1,004	847
*	FBD Holdings P.L.C.	1,308	12,458
*	FBD Holdings P.L.C.	2,754	25,469
	Glanbia P.L.C.	20,395	350,124
*	Glenveagh Properties P.L.C.	44,093	52,290
*	Greencore Group P.L.C.	70,625	127,982
*	Irish Continental Group P.L.C.	12,783	67,169
*	Irish Continental Group P.L.C.	3,760	19,723
	Kenmare Resources P.L.C.	255	1,529
*	Permanent TSB Group Holdings P.L.C.	10,745	18,599
TOTAL IRELAND			1,522,860
ISRAEL — (1.4%)
#	Adgar Investment and Development, Ltd.	4,144	7,750
	Afcon Holdings, Ltd.	210	13,250
*	AFI Properties, Ltd.	2,347	112,097
	Africa Israel Residences, Ltd.	409	21,486
*	Airport City, Ltd.	3,636	61,965
*	Allot, Ltd.	3,228	58,979
*	Alrov Properties and Lodgings, Ltd.	854	38,789
#	Arad, Ltd.	731	9,751
	Ashtrom Group, Ltd.	5,658	121,693
	Atreyu Capital Markets, Ltd.	628	9,886
	AudioCodes, Ltd.	524	16,932
	AudioCodes, Ltd.	2,876	94,218
#	Aura Investments, Ltd.	10,942	10,982
*	Azorim-Investment Development & Construction Co., Ltd.	21,056	79,573
*	Bet Shemesh Engines Holdings 1997, Ltd.	859	17,360

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Big Shopping Centers, Ltd.	457	$63,902
	Blue Square Real Estate, Ltd.	808	61,875
*	Brack Capital Properties NV	328	35,057
*	Brainsway, Ltd.	1,000	8,950
*	Camtek, Ltd.	1,905	68,478
	Carasso Motors, Ltd.	2,736	14,034
*	Cellcom Israel, Ltd.	7,200	27,089
*	Cellcom Israel, Ltd.	4,034	15,531
*	Clal Insurance Enterprises Holdings, Ltd.	5,191	103,346
	Danel Adir Yeoshua, Ltd.	595	126,916
	Delek Automotive Systems, Ltd.	4,148	52,336
*	Delek Group, Ltd.	649	38,769
	Delta-Galil Industries, Ltd.	1,324	56,198
	Dor Alon Energy in Israel 1988, Ltd.	633	17,349
	Duniec Brothers, Ltd.	382	17,898
	Electra Consumer Products 1970, Ltd.	1,818	95,201
	Electra Real Estate, Ltd.	1,694	22,496
	Electra, Ltd.	177	99,471
#*	Enlight Renewable Energy, Ltd.	73,642	164,621
*	Equital, Ltd.	2,435	64,710
*	Evogene Ltd.	5,200	14,872
*	Fattal Holdings 1998, Ltd.	427	37,329
	FMS Enterprises Migun, Ltd.	605	17,080
	Formula Systems 1985, Ltd.	1,241	109,434
	Fox Wizel, Ltd.	1,280	150,908
#	Gav-Yam Lands Corp., Ltd.	12,319	116,718
	Gilat Satellite Networks, Ltd.	4,321	44,583
	Hadera Paper, Ltd.	335	25,981
	Hamat Group, Ltd.	1,543	9,324
	Harel Insurance Investments & Financial Services, Ltd.	14,091	133,691
	Hilan, Ltd.	1,842	94,979
	IDI Insurance Co., Ltd.	657	22,349
	IES Holdings, Ltd.	230	16,862
	Inrom Construction Industries, Ltd.	10,041	51,132
*	Isracard, Ltd.	10,328	39,509
#	Israel Canada T.R, Ltd.	14,745	62,800
	Israel Land Development - Urban Renewal, Ltd.	1,020	12,884
	Isras Investment Co., Ltd.	192	42,315
*	Issta Lines, Ltd.	538	10,995
#*	ITAMAR MEDICAL LTD SPON ADR ADR	700	13,804
*	Kamada, Ltd.	3,545	19,454
	Kenon Holdings, Ltd.	2,532	85,547
	Kerur Holdings, Ltd.	747	21,369
	Klil Industries, Ltd.	43	4,240
	Levinstein Properties, Ltd.	555	13,142
	M Yochananof & Sons, Ltd.	346	22,409
	Magic Software Enterprises, Ltd.	3,180	55,523
#	Magic Software Enterprises, Ltd.	2,800	49,002
	Malam - Team, Ltd.	1,290	42,979
	Matrix IT, Ltd.	3,427	94,298
	Maytronics, Ltd.	5,889	128,096
	Mediterranean Towers, Ltd.	10,111	30,825
	Mega Or Holdings, Ltd.	2,038	65,956
*	Mehadrin, Ltd.	58	2,457
	Meitav Dash Investments, Ltd.	2,665	13,881
	Menora Mivtachim Holdings, Ltd.	3,551	70,132
*	Migdal Insurance & Financial Holdings, Ltd.	44,849	57,466
	Mivne Real Estate KD, Ltd.	14,494	43,309
	Mivtach Shamir Holdings, Ltd.	615	20,515

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Naphtha Israel Petroleum Corp., Ltd.	4,099	$18,869
	Nawi Brothers, Ltd.	3,445	26,143
	Neto ME Holdings, Ltd.	211	9,116
*	Nova, Ltd.	452	43,316
	Novolog, Ltd.	11,080	10,226
*	Oil Refineries, Ltd.	171,653	40,558
	One Software Technologies, Ltd.	5,350	81,693
*	OPC Energy, Ltd.	1,067	10,104
*	Partner Communications Co., Ltd.	18,545	79,695
	Paz Oil Co., Ltd.	1,048	126,538
*	Perion Network, Ltd.	2,088	39,086
	Phoenix Holdings, Ltd. (The)	2,863	27,360
	Plasson Industries, Ltd.	283	15,395
*	Pluristem Therapeutics, Inc.	747	2,513
	Prashkovsky Investments and Construction, Ltd.	540	15,596
	Priortech, Ltd.	1,206	30,968
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,016	65,967
#	Raval Ics, Ltd.	2,775	7,287
	Sano-Brunos Enterprises, Ltd.	188	18,012
	Scope Metals Group, Ltd.	872	26,436
*	Shikun & Binui, Ltd.	332	1,884
	Shufersal, Ltd.	3,837	30,881
*	Summit Real Estate Holdings, Ltd.	4,648	70,474
	Tadiran Group, Ltd.	257	30,163
	Tel Aviv Stock Exchange, Ltd.	3,364	20,796
#	Victory Supermarket Chain, Ltd.	648	13,985
	Vitania, Ltd.	1,736	11,971
	YH Dimri Construction & Development, Ltd.	721	46,432
TOTAL ISRAEL			4,618,551
ITALY — (3.2%)
	A2A SpA	182,222	386,611
	ACEA SpA	7,126	166,075
	Anima Holding SpA	36,934	181,939
*	Aquafil SpA	1,320	11,695
*	Arnoldo Mondadori Editore SpA	28,311	65,887
	Ascopiave SpA	9,023	37,518
*	Autogrill SpA	17,646	123,806
	Avio SpA	1,784	25,087
	Azimut Holding SpA	11,244	289,242
#*	Banca Carige SpA	14	20
*	Banca Generali SpA	5,355	222,149
	Banca IFIS SpA	3,794	62,561
	Banca Mediolanum SpA	18,507	182,143
	Banca Popolare di Sondrio SCPA	55,544	244,668
#	Banca Profilo SpA	12,870	3,325
*	Banca Sistema SpA	3,568	9,011
#	Banco BPM SpA	187,440	562,325
	Banco di Desio e della Brianza SpA	5,000	18,500
	Be Shaping The Future SpA	9,147	20,900
	BFF Bank SpA	20,543	214,449
*	Biesse SpA	588	22,364
	BPER Banca	123,187	240,154
	Brembo SpA	5,274	73,705
*	Brunello Cucinelli SpA	3,394	210,250
	Buzzi Unicem SpA	12,066	318,933
	Cairo Communication SpA	12,430	22,653
	Carel Industries SpA	3,180	75,660
	Cementir Holding NV	6,965	78,465

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Cerved Group SpA	15,080	$177,003
*	CIR SpA-Compagnie Industriali	126,704	76,968
	Credito Emiliano SpA	11,347	72,723
	Danieli & C Officine Meccaniche SpA	2,341	42,962
#	Danieli & C Officine Meccaniche SpA	2,502	74,155
	De' Longhi SpA	7,541	333,463
	DeA Capital SpA	11,197	17,067
	doValue SpA	3,711	42,542
	Emak SpA	6,798	14,099
*	Enav SpA	11,682	54,007
	ERG SpA	6,710	209,558
	Esprinet SpA	5,827	107,474
#*	Eurotech SpA	5,018	27,642
	Fila SpA	939	11,752
*	Fincantieri SpA	58,307	49,913
*	FNM SpA	21,790	15,640
#*	Geox SpA	8,460	11,656
	Gruppo MutuiOnline SpA	3,477	205,101
	Hera SpA	95,599	406,245
*	Illimity Bank SpA	5,631	79,124
*	IMMSI SpA	26,564	16,068
*	Intek Group SpA	17,854	7,269
	Interpump Group SpA	3,730	233,160
	Iren SpA	76,573	233,043
	Italgas SpA	55,839	377,957
	Italmobiliare SpA	1,450	55,337
*	IVS Group SA	1,842	13,216
#*	Juventus Football Club SpA	58,440	50,840
	La Doria SpA	1,865	40,013
*	Leonardo SpA	34,659	272,374
	Maire Tecnimont SpA	20,289	75,038
#*	Mariella Burani Fashion Group S.p.A.	422	0
	Mediaset SpA	41,897	128,215
	Openjobmetis SpA agenzia per il lavoro	845	10,364
	Orsero SpA	1,122	12,719
*	OVS SpA	36,563	75,154
	Pharmanutra SpA	104	6,517
	Piaggio & C SpA	22,030	84,620
	Pirelli & C SpA	42,465	256,438
*	Prima Industrie SpA	444	11,720
	Prysmian SpA	1,059	37,969
	RAI Way SpA	10,541	62,289
	Reno de Medici SpA	26,327	44,796
	Reply SpA	2,503	447,449
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	17,890
	Sabaf SpA	1,277	38,606
*	Safilo Group SpA	2,996	5,228
#*	Saipem SpA	76,461	175,420
	Salcef SpA	609	10,727
*	Salvatore Ferragamo SpA	3,710	73,998
*	Saras SpA	73,078	53,702
*	Sesa SpA	768	136,737
*	Societa Cattolica Di Assicurazione SpA	23,798	195,271
*	Sogefi SpA	8,720	14,137
	SOL SpA	3,646	80,027
	Tamburi Investment Partners SpA	15,032	147,030
	Technogym SpA	14,200	183,095
	Tinexta S.p.A.	2,718	118,566
*	Tod's SpA	1,112	69,821

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	TXT e-solutions SpA	923	$8,753
	Unieuro SpA	2,055	57,596
	Unipol Gruppo SpA	55,252	293,633
	UnipolSai Assicurazioni SpA	18,397	51,076
	Webuild SpA	21,276	57,945
	Wiit SpA	454	10,544
	Zignago Vetro SpA	3,545	71,875
TOTAL ITALY			10,323,431
JAPAN — (21.5%)
	77 Bank, Ltd. (The)	7,300	77,441
	A&D Co., Ltd.	3,000	27,115
	Abist Co., Ltd.	500	13,366
*	Access Co., Ltd.	3,300	26,835
	Achilles Corp.	1,800	22,440
	Adastria Co., Ltd.	3,140	54,162
	ADEKA Corp.	10,400	209,974
	Ad-sol Nissin Corp.	1,200	22,826
	Adtec Plasma Technology Co., Ltd.	800	12,949
	Advan Group Co., Ltd.	3,100	25,391
#	Advance Create Co., Ltd.	1,400	12,827
*	Adventure, Inc.	300	17,948
	Aeon Delight Co., Ltd.	2,200	72,385
	Aeon Fantasy Co., Ltd.	800	14,093
	AEON Financial Service Co., Ltd.	3,200	39,424
#	Aeon Hokkaido Corp.	2,900	27,372
	Aeon Kyushu Co., Ltd.	800	14,511
	Aeria, Inc.	2,100	8,657
	AFC-HD AMS Life Science Co., Ltd.	1,400	16,225
#	Agro-Kanesho Co., Ltd.	900	11,422
	Ahresty Corp.	2,700	11,934
	Ai Holdings Corp.	3,800	70,944
	Aica Kogyo Co., Ltd.	2,300	81,268
	Aichi Bank, Ltd. (The)	1,200	35,179
	Aichi Corp.	5,600	40,325
	Aichi Steel Corp.	1,500	39,785
	Aichi Tokei Denki Co., Ltd.	300	12,326
	Aida Engineering, Ltd.	6,800	62,882
	Aiful Corp.	38,800	121,951
	Ain Holdings, Inc.	2,600	159,159
	Aiphone Co., Ltd.	1,800	32,475
	Airport Facilities Co., Ltd.	3,500	18,426
	Airtech Japan, Ltd.	1,000	11,911
	Aisan Industry Co., Ltd.	6,170	53,896
	AIT Corp.	1,200	12,223
	Aizawa Securities Co., Ltd.	5,200	49,523
	Ajis Co., Ltd.	800	25,616
	Akatsuki Corp.	3,500	12,157
	Akatsuki, Inc.	1,100	32,880
*	Akebono Brake Industry Co., Ltd.	14,000	21,795
	Akita Bank, Ltd. (The)	2,400	30,548
	Albis Co., Ltd.	800	17,000
	Alconix Corp.	2,600	34,556
	Alinco, Inc.	2,200	20,071
*	Allied Architects, Inc.	2,200	17,286
*	Allied Telesis Holdings K.K.	18,800	19,272
	Alpen Co., Ltd.	2,000	56,221
	Alpha Corp.	500	5,293
	Alpha Systems, Inc.	400	14,654

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co., Ltd.	13,500	$140,520
	Alps Logistics Co., Ltd.	2,000	17,823
	Altech Corp.	2,310	42,867
	Amano Corp.	5,700	140,544
	Amiyaki Tei Co., Ltd.	300	7,921
	Amuse, Inc.	1,600	32,684
	Amvis Holdings, Inc.	500	27,595
	Anest Iwata Corp.	4,200	40,505
	Anicom Holdings, Inc.	8,800	69,447
	Anritsu Corp.	11,000	192,254
	AOI Electronics Co., Ltd.	500	10,519
	AOKI Holdings, Inc.	5,300	31,713
	Aomori Bank, Ltd. (The)	2,600	47,091
*	Aoyama Trading Co., Ltd.	5,900	37,715
	Aoyama Zaisan Networks Co., Ltd.	1,600	22,947
	Aozora Bank, Ltd.	3,200	72,025
	Apaman Co., Ltd.	1,800	9,457
	Arakawa Chemical Industries, Ltd.	2,600	28,252
	Arata Corp.	1,800	70,250
	Arcland Service Holdings Co., Ltd.	2,000	41,309
	Arcs Co., Ltd.	4,700	95,725
#	Ardepro Co., Ltd.	16,700	11,307
#	Arealink Co., Ltd.	1,000	14,469
	Argo Graphics, Inc.	2,400	75,431
	Arisawa Manufacturing Co., Ltd.	5,100	41,624
	ARTERIA Networks Corp.	2,800	46,763
	Artiza Networks, Inc.	900	10,991
	Artnature, Inc.	1,000	6,198
	ArtSpark Holdings, Inc.	5,600	49,830
*	Aruhi Corp.	4,300	54,400
	As One Corp.	800	108,691
	Asahi Co., Ltd.	1,600	19,345
	Asahi Diamond Industrial Co., Ltd.	9,000	44,272
	Asahi Holdings, Inc.	7,400	146,340
	Asahi Kogyosha Co., Ltd.	600	17,773
	Asahi Net, Inc.	1,700	10,595
	Asahi Printing Co., Ltd.	1,100	9,078
	Asahi Yukizai Corp.	2,300	28,174
	Asante, Inc.	1,200	18,969
	Asanuma Corp.	800	34,424
	Ascentech KK	700	7,312
	Asia Pile Holdings Corp.	4,100	18,001
	ASKA Pharmaceutical Holdings Co., Ltd.	3,300	29,582
	ASKUL Corp.	3,800	57,361
	Asti Corp.	400	10,001
	Ateam, Inc.	1,400	18,757
	Atom Corp.	5,000	35,439
*	Atrae, Inc.	1,800	35,248
*	Atsugi Co., Ltd.	4,000	23,245
	Aucnet, Inc.	900	13,084
	Autobacs Seven Co., Ltd.	8,900	130,923
#	Aval Data Corp.	1,100	37,474
	Avant Corp.	2,800	41,975
	Avantia Co., Ltd.	1,300	10,900
	Avex, Inc.	2,100	29,865
	Awa Bank, Ltd. (The)	5,300	95,929
	Axial Retailing, Inc.	1,800	62,455
	Bando Chemical Industries, Ltd.	5,100	42,574
	Bank of Iwate, Ltd. (The)	2,000	30,488

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Nagoya, Ltd. (The)	1,900	$42,872
	Bank of Okinawa, Ltd. (The)	2,860	64,508
	Bank of Saga, Ltd. (The)	2,500	31,297
	Bank of the Ryukyus, Ltd.	3,600	23,771
#	Bank of Toyama, Ltd. (The)	600	11,246
	Baroque Japan, Ltd.	1,700	13,678
	Base Co., Ltd.	300	13,345
	Beauty Garage, Inc.	400	15,218
	Beenos, Inc.	1,000	29,883
	Belc Co., Ltd.	1,400	68,650
	Bell System24 Holdings, Inc.	2,400	36,856
	Belluna Co., Ltd.	6,900	58,605
	Benesse Holdings, Inc.	5,200	119,657
	BeNext-Yumeshin Group Co.	6,560	81,648
*	Bengo4.com, Inc.	900	67,952
	Bic Camera, Inc.	8,600	88,885
	BML, Inc.	2,400	82,890
	Bookoff Group Holdings, Ltd.	1,000	8,874
	Bourbon Corp.	1,100	25,742
	BP Castrol K.K.	1,300	16,038
#	Br Holdings Corp.	4,900	20,860
*	BrainPad, Inc.	500	20,333
	Broadleaf Co., Ltd.	12,200	56,234
	Broccoli Co., Ltd.	1,000	13,631
	Bull-Dog Sauce Co., Ltd.	400	7,797
	Bunka Shutter Co., Ltd.	6,984	75,155
	Business Brain Showa-Ota, Inc.	1,000	17,217
	C Uyemura & Co., Ltd.	1,600	67,079
	CAC Holdings Corp.	1,700	21,957
	Can Do Co., Ltd.	1,000	17,306
	Canon Electronics, Inc.	2,600	38,019
	Careerlink Co., Ltd.	600	10,529
	Carenet, Inc.	500	32,418
	Carlit Holdings Co., Ltd.	2,600	17,604
	Carta Holdings, Inc.	1,100	18,305
	Cawachi, Ltd.	2,700	54,588
*	CellSource Co., Ltd.	200	26,207
	Central Automotive Products, Ltd.	1,600	48,826
	Central Glass Co., Ltd.	3,400	68,737
	Central Security Patrols Co., Ltd.	1,400	38,203
	Central Sports Co., Ltd.	900	19,575
	Charm Care Corp. KK	1,800	18,154
*	Chatwork Co., Ltd.	1,500	13,847
	Chiba Kogyo Bank, Ltd. (The)	7,400	17,244
	Chilled & Frozen Logistics Holdings Co., Ltd.	1,800	27,154
	Chino Corp.	900	12,497
	Chiyoda Co., Ltd.	4,400	34,968
#*	Chiyoda Corp.	12,400	44,202
	Chiyoda Integre Co., Ltd.	1,900	30,961
	Chodai Co., Ltd.	900	15,780
	Chofu Seisakusho Co., Ltd.	2,300	41,843
	Chori Co., Ltd.	1,400	24,080
	Chubu Shiryo Co., Ltd.	3,200	33,431
	Chudenko Corp.	3,900	81,862
*	Chuetsu Pulp & Paper Co., Ltd.	1,400	16,292
	Chugai Ro Co., Ltd.	700	12,589
	Chugoku Bank, Ltd. (The)	17,400	138,366
	Chugoku Marine Paints, Ltd.	6,600	54,646
	Chukyo Bank, Ltd. (The)	1,800	22,997

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co., Ltd.	2,000	$21,869
	Chuo Warehouse Co., Ltd.	1,000	9,060
	CI Takiron Corp.	6,400	35,036
	Citizen Watch Co., Ltd.	38,800	151,779
	CKD Corp.	5,600	111,998
	Cleanup Corp.	3,800	18,796
	CMIC Holdings Co., Ltd.	1,500	19,546
*	CMK Corp.	6,400	24,630
#	cocokara fine, Inc.	2,179	162,677
	COLOPL, Inc.	4,900	35,680
	Colowide Co., Ltd.	600	10,845
#	Computer Engineering & Consulting, Ltd.	3,600	52,542
	Computer Institute of Japan, Ltd.	1,900	14,710
	Comture Corp.	2,300	49,504
	CONEXIO Corp.	2,400	35,044
*	COOKPAD, Inc.	6,200	13,624
	Core Corp.	800	11,044
	Corona Corp., Class A	2,600	21,588
	Cosel Co., Ltd.	2,500	23,269
	Cosmo Energy Holdings Co., Ltd.	6,500	151,172
	Cota Co., Ltd.	1,610	21,307
	CRE, Inc.	800	11,048
*	Create Restaurants Holdings, Inc.	6,600	55,882
	Create SD Holdings Co., Ltd.	2,700	90,626
	Credit Saison Co., Ltd.	10,900	130,017
	Creek & River Co., Ltd.	1,700	27,745
	Cresco, Ltd.	1,800	32,220
*	CROOZ, Inc.	600	10,012
	CTI Engineering Co., Ltd.	1,400	29,870
	CTS Co., Ltd.	3,200	23,756
#	Cyberlinks Co., Ltd.	1,300	17,825
	Cybernet Systems Co., Ltd.	1,700	10,513
	Cybozu, Inc.	2,000	43,760
	Dai Nippon Toryo Co., Ltd.	3,400	26,215
	Daibiru Corp.	5,700	72,821
	Daicel Corp.	25,500	211,781
	Dai-Dan Co., Ltd.	1,500	36,111
	Daido Kogyo Co., Ltd.	900	9,016
	Daido Metal Co., Ltd.	5,500	30,370
	Daido Steel Co., Ltd.	3,300	155,784
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	10,633
	Daihen Corp.	2,200	98,665
	Daiho Corp.	2,400	93,138
	Dai-Ichi Cutter Kogyo K.K.	900	11,338
	Daiichi Jitsugyo Co., Ltd.	1,000	42,522
	Daiichi Kensetsu Corp.	1,100	21,052
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	42,307
	Daiichikosho Co., Ltd.	2,500	87,564
	Daiken Corp.	1,400	28,351
	Daiken Medical Co., Ltd.	2,800	13,666
	Daiki Aluminium Industry Co., Ltd.	5,000	55,381
	Daikoku Denki Co., Ltd.	900	7,416
	Daikokutenbussan Co., Ltd.	800	46,153
	Daikyonishikawa Corp.	4,200	27,080
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	33,752
	Daiseki Co., Ltd.	3,730	172,644
	Daishi Hokuetsu Financial Group, Inc.	4,500	99,471
	Daishinku Corp.	800	26,011
	Daito Bank, Ltd. (The)	1,000	5,596

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daito Pharmaceutical Co., Ltd.	1,450	$44,009
	Daitron Co., Ltd.	1,600	28,406
	Daiwa Industries, Ltd.	4,300	44,868
	Daiwabo Holdings Co., Ltd.	10,500	211,955
	DCM Holdings Co., Ltd.	14,700	144,879
	Dear Life Co., Ltd.	5,600	24,076
	DeNA Co., Ltd.	8,200	154,405
#	Densan System Holdings Co., Ltd.	600	15,820
	Denyo Co., Ltd.	2,000	36,463
	Dexerials Corp.	5,900	136,031
	Diamond Electric Holdings Co., Ltd.	600	16,685
	DIC Corp.	7,700	208,085
	Digital Arts, Inc.	1,300	89,279
	Digital Garage, Inc.	3,800	157,737
	Digital Hearts Holdings Co., Ltd.	1,200	16,600
	Digital Holdings, Inc.	1,200	23,326
	Digital Information Technologies Corp.	800	13,856
	Dip Corp.	2,900	84,814
	DKK Co., Ltd.	1,600	33,076
	DKS Co., Ltd.	1,200	36,933
	DMG Mori Co., Ltd.	11,100	173,440
	Doshisha Co., Ltd.	2,900	45,658
	Double Standard, Inc.	300	13,866
	Doutor Nichires Holdings Co., Ltd.	4,112	62,671
	Dowa Holdings Co., Ltd.	5,200	202,065
	DTS Corp.	3,800	91,722
	Duskin Co., Ltd.	4,100	94,684
	DyDo Group Holdings, Inc.	1,400	67,962
	Eagle Industry Co., Ltd.	4,100	48,476
	Earth Corp.	1,400	82,910
	Ebara Foods Industry, Inc.	800	19,379
	Ebara Jitsugyo Co., Ltd.	1,800	46,909
	Ebase Co., Ltd.	3,100	22,954
	Eco's Co., Ltd.	800	13,639
	EDION Corp.	9,300	96,149
	Edulab, Inc.	300	12,507
#	EF-ON, Inc.	2,280	25,891
	eGuarantee, Inc.	2,900	62,102
	E-Guardian, Inc.	1,100	27,881
	Ehime Bank, Ltd. (The)	4,800	32,941
	Eidai Co., Ltd.	3,000	8,204
	Eiken Chemical Co., Ltd.	3,200	66,711
	Eizo Corp.	2,000	84,346
	EJ Holdings, Inc.	1,200	14,336
	Elan Corp.	3,700	40,242
	Elecom Co., Ltd.	4,700	82,749
	Electric Power Development Co., Ltd.	1,400	20,496
	Elematec Corp.	2,800	29,193
	Endo Lighting Corp.	1,700	11,355
	Enigmo, Inc.	2,600	34,007
	en-japan, Inc.	3,500	122,222
	Enplas Corp.	1,000	30,333
	eRex Co., Ltd.	2,800	78,999
	Escrow Agent Japan, Inc.	3,500	6,980
	Eslead Corp.	1,000	14,730
	ESPEC Corp.	2,400	50,410
	Exedy Corp.	4,200	63,603
	FALCO HOLDINGS Co., Ltd.	1,400	22,010
	FAN Communications, Inc.	6,200	22,693

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FCC Co., Ltd.	4,400	$63,079
*	FDK Corp.	1,100	12,600
	Feed One Co., Ltd.	3,920	26,431
	Ferrotec Holdings Corp.	5,400	143,408
*	FFRI Security, Inc.	400	6,325
#	Fibergate, Inc.	1,100	13,520
	FIDEA Holdings Co., Ltd.	30,500	33,725
	Fields Corp.	3,000	14,608
	FINDEX, Inc.	1,700	16,818
	First Bank of Toyama, Ltd. (The)	4,700	11,629
	First Juken Co., Ltd.	900	9,504
	Fixstars Corp.	3,000	21,556
	FJ Next Co., Ltd.	1,300	12,210
#	Focus Systems Corp.	1,700	15,420
	Forum Engineering, Inc.	1,200	9,933
	Foster Electric Co., Ltd.	3,400	28,132
	France Bed Holdings Co., Ltd.	3,800	31,723
#	Freebit Co., Ltd.	2,000	14,227
	Freund Corp.	1,700	13,071
	F-Tech, Inc.	1,600	10,941
	FTGroup Co., Ltd.	1,100	13,160
	Fudo Tetra Corp.	1,930	32,673
	Fuji Co., Ltd.	2,600	46,244
	Fuji Corp.	7,000	164,728
	Fuji Corp.	1,600	17,816
	Fuji Corp., Ltd.	5,200	30,470
	Fuji Kosan Co., Ltd.	1,000	9,523
	Fuji Kyuko Co., Ltd.	800	37,006
	Fuji Oil Co., Ltd.	8,300	18,525
	Fuji Oil Holdings, Inc.	5,500	124,501
	Fuji Pharma Co., Ltd.	2,000	20,577
	Fuji Seal International, Inc.	5,000	101,566
	Fuji Soft, Inc.	2,800	141,479
	Fujibo Holdings, Inc.	1,500	54,645
	Fujicco Co., Ltd.	2,800	49,106
	Fujikura Composites, Inc.	1,100	4,994
	Fujikura Kasei Co., Ltd.	4,200	19,095
*	Fujikura, Ltd.	29,700	152,024
	Fujimi, Inc.	1,500	70,731
	Fujimori Kogyo Co., Ltd.	2,500	94,453
*	Fujita Kanko, Inc.	600	12,564
	Fujitec Co., Ltd.	4,700	104,419
	Fujiya Co., Ltd.	1,700	35,117
	FuKoKu Co., Ltd.	1,200	11,166
	Fukuda Corp.	1,000	45,257
	Fukuda Denshi Co., Ltd.	900	82,084
	Fukui Bank, Ltd. (The)	2,700	35,464
	Fukui Computer Holdings, Inc.	900	33,183
	Fukushima Galilei Co., Ltd.	1,600	65,998
	Fukuyama Transporting Co., Ltd.	2,800	105,138
	FULLCAST Holdings Co., Ltd.	2,000	41,211
	Funai Soken Holdings, Inc.	3,860	88,711
#	Furukawa Battery Co., Ltd. (The)	2,400	35,949
	Furukawa Co., Ltd.	4,100	48,024
	Furukawa Electric Co., Ltd.	7,600	195,701
	Furuno Electric Co., Ltd.	3,500	34,539
	Furusato Industries, Ltd.	1,600	28,976
	Furuya Metal Co., Ltd.	400	24,337
	Furyu Corp.	1,400	18,088

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuso Chemical Co., Ltd.	1,700	$61,282
	Fuso Pharmaceutical Industries, Ltd.	1,100	23,462
	Futaba Corp.	5,300	38,691
	Futaba Industrial Co., Ltd.	8,700	45,211
	Future Corp.	2,900	48,678
	Fuyo General Lease Co., Ltd.	2,100	137,216
	G-7 Holdings, Inc.	1,000	33,352
	Gakken Holdings Co., Ltd.	3,300	38,774
#	Gakkyusha Co., Ltd.	1,000	12,294
	Gakujo Co., Ltd.	500	5,254
	GCA Corp.	2,900	27,591
	Gecoss Corp.	2,000	16,099
	Genki Sushi Co., Ltd.	800	18,397
	Genky DrugStores Co., Ltd.	1,000	36,939
	Geo Holdings Corp.	3,800	42,457
	Gift, Inc.	600	13,291
*	giftee, Inc.	1,100	34,028
#	Gig Works, Inc.	1,300	8,399
	Giken, Ltd.	300	12,308
	GL Sciences, Inc.	600	14,482
	GLOBERIDE, Inc.	1,400	67,843
	Glory, Ltd.	5,000	107,436
	GMO Financial Holdings, Inc.	4,400	33,362
	GMO GlobalSign Holdings K.K.	400	15,449
#*	GNI Group, Ltd.	4,100	59,515
	Godo Steel, Ltd.	1,600	22,436
	Goldcrest Co., Ltd.	2,590	38,342
	Golf Digest Online, Inc.	1,000	15,081
	Good Com Asset Co., Ltd.	900	12,225
	Grace Technology, Inc.	3,000	37,781
	Gree, Inc.	13,200	72,776
	gremz, Inc.	600	12,062
	GS Yuasa Corp.	6,900	177,267
	G-Tekt Corp.	3,300	46,837
#	Gumi, Inc.	2,200	16,151
	Gun-Ei Chemical Industry Co., Ltd.	700	15,728
	GungHo Online Entertainment, Inc.	4,800	88,932
	Gunma Bank, Ltd. (The)	45,000	143,793
	Gunze, Ltd.	2,200	95,260
	H.U. Group Holdings, Inc.	5,800	150,570
	H2O Retailing Corp.	11,700	88,592
	HABA Laboratories, Inc.	400	13,937
	Hachijuni Bank, Ltd. (The)	41,400	133,939
	Hagihara Industries, Inc.	1,400	18,237
	Hagiwara Electric Holdings Co., Ltd.	1,000	20,876
	Hakudo Co., Ltd.	800	16,191
	Hakuto Co., Ltd.	2,500	34,759
	Halows Co., Ltd.	1,600	41,405
	Hamakyorex Co., Ltd.	2,200	63,605
	Handsman Co., Ltd.	800	11,314
	Hanwa Co., Ltd.	4,500	133,155
	Happinet Corp.	2,800	37,130
	Harima Chemicals Group, Inc.	2,500	20,665
	Hashimoto Sogyo Holdings Co., Ltd.	700	17,604
	Hazama Ando Corp.	19,410	147,664
	Heiwa Corp.	5,700	99,710
	Heiwa Real Estate Co., Ltd.	3,600	129,916
	Heiwado Co., Ltd.	3,600	68,581
*	Hennge KK	500	14,844

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hibiya Engineering, Ltd.	2,400	$41,069
	HI-LEX Corp.	3,300	50,124
	Hinokiya Group Co., Ltd.	400	8,998
	Hioki EE Corp.	1,100	76,723
	Hirakawa Hewtech Corp.	1,200	13,024
	Hirano Tecseed Co., Ltd.	1,100	26,366
	Hirata Corp.	800	45,035
	Hirogin Holdings, Inc.	29,500	158,738
	Hiroshima Gas Co., Ltd.	6,100	20,622
	Hisaka Works, Ltd.	4,200	31,144
	Hitachi Zosen Corp.	16,500	119,213
	Hito Communications Holdings, Inc.	1,000	19,174
	Hochiki Corp.	1,700	17,506
	Hodogaya Chemical Co., Ltd.	800	29,986
	Hogy Medical Co., Ltd.	2,800	88,053
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	22,160
	Hokkaido Electric Power Co., Inc.	20,800	93,389
	Hokkaido Gas Co., Ltd.	2,400	34,126
	Hokkan Holdings, Ltd.	1,200	15,434
	Hokko Chemical Industry Co., Ltd.	3,300	32,171
	Hokkoku Bank, Ltd. (The)	2,900	53,969
	Hokuetsu Corp.	14,900	83,035
	Hokuetsu Industries Co., Ltd.	2,800	28,030
	Hokuhoku Financial Group, Inc.	14,800	106,882
	Hokuriku Electric Industry Co., Ltd.	400	4,078
#	Hokuriku Electric Power Co.	20,400	106,469
	Hokuriku Electrical Construction Co., Ltd.	1,500	17,681
	Hokuto Corp.	2,800	49,120
	Honda Tsushin Kogyo Co., Ltd.	1,400	6,274
	H-One Co., Ltd.	4,000	27,041
	Honeys Holdings Co., Ltd.	2,670	27,710
	Hoosiers Holdings	5,300	34,982
	Hosiden Corp.	7,500	68,805
	Hosokawa Micron Corp.	1,000	56,854
#*	Hotland Co., Ltd.	1,300	15,292
*	Hotto Link, Inc.	2,300	12,930
*	House Do Co., Ltd.	600	5,437
	Howa Machinery, Ltd.	2,200	16,236
*	HPC Systems, Inc.	300	8,684
	Hyakugo Bank, Ltd. (The)	26,900	75,108
	Hyakujushi Bank, Ltd. (The)	3,400	46,932
	IBJ, Inc.	1,100	10,858
	Ichibanya Co., Ltd.	1,700	75,483
	Ichigo, Inc.	27,200	81,665
	Ichiken Co., Ltd.	700	12,306
	Ichikoh Industries, Ltd.	4,000	26,851
	Ichimasa Kamaboko Co., Ltd.	1,100	9,271
	Ichinen Holdings Co., Ltd.	3,100	35,123
	Ichiyoshi Securities Co., Ltd.	7,100	39,077
	Icom, Inc.	1,500	32,769
#	ID Holdings Corp.	1,950	16,620
	IDEA Consultants, Inc.	500	8,383
	Idec Corp.	4,000	79,952
	IDOM, Inc.	8,500	77,854
	Ihara Science Corp.	1,200	21,415
	Iino Kaiun Kaisha, Ltd.	10,400	43,123
	IJTT Co., Ltd.	2,100	13,472
	I'll, Inc.	900	11,789
*	Imagica Group, Inc.	2,700	10,969

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Imasen Electric Industrial	901	$5,748
*	Impact HD, Inc.	400	10,985
	Imuraya Group Co., Ltd.	1,100	23,016
	Inaba Denki Sangyo Co., Ltd.	5,200	126,897
#	Inaba Seisakusho Co., Ltd.	1,700	22,429
	Inabata & Co., Ltd.	5,900	91,815
#	Inageya Co., Ltd.	2,100	27,667
	Ines Corp.	3,000	37,232
	I-Net Corp.	1,600	20,719
	Infocom Corp.	2,600	61,794
	Infomart Corp.	21,100	174,099
	Information Services International-Dentsu, Ltd.	2,200	87,064
	Innotech Corp.	2,400	29,413
	Insource Co., Ltd.	2,500	45,325
	Intage Holdings, Inc.	3,800	53,244
	Inter Action Corp.	1,600	35,436
	Internet Initiative Japan, Inc.	5,100	161,939
	Inui Global Logistics Co., Ltd.	225	2,605
	I-PEX, Inc.	1,400	31,581
	IPS, Inc.	400	9,837
	IR Japan Holdings, Ltd.	1,000	123,746
	Iriso Electronics Co., Ltd.	2,400	114,667
#	I'rom Group Co., Ltd.	900	15,655
	ISB Corp.	2,200	29,463
*	Iseki & Co., Ltd.	2,500	34,017
	Ishihara Chemical Co., Ltd.	700	14,384
	Ishihara Sangyo Kaisha, Ltd.	4,400	45,017
	Itfor, Inc.	3,600	24,103
	ITmedia, Inc.	1,700	31,825
	Itochu Enex Co., Ltd.	6,800	62,365
	Itochu-Shokuhin Co., Ltd.	900	42,419
	Itoham Yonekyu Holdings, Inc.	13,400	89,132
	Itoki Corp.	4,500	14,966
*	Itokuro, Inc.	600	5,659
	IwaiCosmo Holdings, Inc.	2,900	36,981
	Iwaki Co., Ltd.	1,300	10,810
	Iwasaki Electric Co., Ltd.	400	7,516
	Iwatsu Electric Co., Ltd.	300	2,597
	Iwatsuka Confectionery Co., Ltd.	500	18,145
	Iyo Bank, Ltd. (The)	24,000	118,423
	Izumi Co., Ltd.	2,700	92,419
	J Front Retailing Co., Ltd.	19,000	160,105
*	J Trust Co., Ltd.	11,300	37,787
	JAC Recruitment Co., Ltd.	1,600	25,615
	Jaccs Co., Ltd.	2,800	65,117
	Jafco Group Co., Ltd.	3,500	199,937
*	Jalux, Inc.	800	12,206
*	Jamco Corp.	1,500	14,490
	Janome Sewing Machine Co., Ltd.	2,299	16,097
	Japan Asia Group, Ltd.	3,100	27,434
*	Japan Asset Marketing Co., Ltd.	22,400	22,452
	Japan Aviation Electronics Industry, Ltd.	5,000	79,614
	Japan Best Rescue System Co., Ltd.	1,200	11,297
*	Japan Cash Machine Co., Ltd.	3,300	16,880
*	Japan Display, Inc.	40,800	13,055
	Japan Elevator Service Holdings Co., Ltd.	4,600	106,031
	Japan Foundation Engineering Co., Ltd.	2,900	16,097
	Japan Investment Adviser Co., Ltd.	1,100	14,858
	Japan Lifeline Co., Ltd.	7,100	89,376

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Material Co., Ltd.	6,400	$76,504
	Japan Medical Dynamic Marketing, Inc.	1,870	41,376
	Japan Petroleum Exploration Co., Ltd.	4,700	78,099
	Japan Property Management Center Co., Ltd.	900	10,562
	Japan Pulp & Paper Co., Ltd.	1,600	53,743
	Japan Pure Chemical Co., Ltd.	1,000	26,888
	Japan Securities Finance Co., Ltd.	12,200	91,141
	Japan Steel Works, Ltd. (The)	7,100	174,659
	Japan Transcity Corp.	3,000	15,673
	Japan Wool Textile Co., Ltd. (The)	8,600	77,350
#	Jastec Co., Ltd.	1,200	13,338
	JBCC Holdings, Inc.	2,000	26,606
	JCU Corp.	2,500	91,844
	JDC Corp.	1,300	6,862
	Jeol, Ltd.	3,900	253,614
	JGC Holdings Corp.	20,800	187,256
*	JIG-SAW, Inc.	300	23,499
#	Jimoto Holdings, Inc.	2,110	12,278
	JINS Holdings, Inc.	1,300	85,136
#	JK Holdings Co., Ltd.	2,500	18,454
#	JM Holdings Co., Ltd.	1,100	21,033
	JMS Co., Ltd.	2,200	16,410
*	Joban Kosan Co., Ltd.	1,100	14,408
	J-Oil Mills, Inc.	2,600	43,924
	Joshin Denki Co., Ltd.	2,200	54,639
	Joyful Honda Co., Ltd.	4,700	59,328
	JP-Holdings, Inc.	6,800	16,938
	JSB Co., Ltd.	600	21,285
	JSP Corp.	1,900	27,989
*	JTOWER, Inc.	800	53,169
	Juki Corp.	3,700	27,355
	Juroku Bank, Ltd. (The)	4,100	72,460
	JVCKenwood Corp.	23,070	49,724
	K&O Energy Group, Inc.	2,300	27,364
	Kadokawa Corp.	1,869	72,973
	Kadoya Sesame Mills, Inc.	400	14,595
	Kaga Electronics Co., Ltd.	2,700	70,455
	Kagome Co., Ltd.	3,500	89,881
	Kaken Pharmaceutical Co., Ltd.	3,300	146,068
	Kakiyasu Honten Co., Ltd.	1,100	25,351
	Kameda Seika Co., Ltd.	1,200	49,543
	Kamei Corp.	3,600	37,532
	Kamigumi Co., Ltd.	2,500	52,757
	Kanaden Corp.	1,900	18,140
	Kanagawa Chuo Kotsu Co., Ltd.	800	24,746
	Kanamic Network Co., Ltd.	1,800	9,980
	Kanamoto Co., Ltd.	4,200	98,180
	Kandenko Co., Ltd.	13,600	114,080
	Kaneka Corp.	3,100	122,751
	Kaneko Seeds Co., Ltd.	1,800	23,420
	Kanematsu Corp.	8,305	114,904
	Kanematsu Electronics, Ltd.	1,500	49,292
	Kanemi Co., Ltd.	500	13,726
	Kansai Super Market, Ltd.	3,000	32,320
	Kanto Denka Kogyo Co., Ltd.	6,400	61,536
*	Kasai Kogyo Co., Ltd.	3,100	11,374
	Katakura Industries Co., Ltd.	2,700	37,805
	Katitas Co., Ltd.	5,000	149,131
	Kato Sangyo Co., Ltd.	2,900	88,222

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kato Works Co., Ltd.	1,600	$14,213
	Kawada Technologies, Inc.	600	20,027
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	52,297
*	Kawasaki Kisen Kaisha, Ltd.	1,800	61,601
	KeePer Technical Laboratory Co., Ltd.	1,600	42,681
	Keihanshin Building Co., Ltd.	4,100	52,916
	KEIWA, Inc.	800	25,650
	Keiyo Bank, Ltd. (The)	14,800	56,531
	Keiyo Co., Ltd.	6,700	51,119
	Kenko Mayonnaise Co., Ltd.	2,000	26,219
	KeyHolder, Inc.	1,600	12,789
	KFC Holdings Japan, Ltd.	1,900	49,388
	KH Neochem Co., Ltd.	4,000	94,586
	King Jim Co., Ltd.	3,000	24,175
	Kintetsu World Express, Inc.	4,100	99,907
	Kissei Pharmaceutical Co., Ltd.	3,700	76,120
	Ki-Star Real Estate Co., Ltd.	1,100	49,846
	Kitagawa Corp.	1,600	24,302
	Kita-Nippon Bank, Ltd. (The)	1,000	14,292
	Kitano Construction Corp.	700	14,734
	Kitanotatsujin Corp.	7,800	38,467
	Kito Corp.	2,700	41,867
	Kitz Corp.	7,900	57,206
	Kiyo Bank, Ltd. (The)	7,900	105,406
*	KLab, Inc.	4,100	24,322
	Koa Corp.	4,600	70,738
	Koatsu Gas Kogyo Co., Ltd.	3,600	21,932
*	Kobe Electric Railway Co., Ltd.	899	28,933
	Kobe Steel, Ltd.	37,900	252,889
	Kobelco Eco-Solutions Co., Ltd.	400	10,153
	Kohnan Shoji Co., Ltd.	2,300	93,434
	Kohsoku Corp.	1,300	17,773
	Koike Sanso Kogyo Co., Ltd.	400	8,268
#	Kojima Co., Ltd.	5,300	33,380
	Kokusai Pulp & Paper Co., Ltd.	3,900	9,158
	Kokuyo Co., Ltd.	8,900	144,411
	Komatsu Matere Co., Ltd.	4,000	33,791
	Komatsu Wall Industry Co., Ltd.	1,200	21,292
	KOMEDA Holdings Co., Ltd.	4,600	86,239
	Komehyo Holdings Co., Ltd.	800	9,314
	Komeri Co., Ltd.	3,900	94,586
	Komori Corp.	7,500	56,856
#	Konaka Co., Ltd.	1,760	5,586
	Kondotec, Inc.	2,900	26,427
	Konica Minolta, Inc.	14,200	73,023
	Konishi Co., Ltd.	4,000	59,353
	Konoike Transport Co., Ltd.	2,900	33,528
	Konoshima Chemical Co., Ltd.	800	16,272
#*	Kosaido Co., Ltd.	3,300	24,512
	Kozo Keikaku Engineering, Inc.	500	12,249
	Krosaki Harima Corp.	800	35,701
	KRS Corp.	1,000	15,587
	K's Holdings Corp.	13,100	154,772
	KU Holdings Co., Ltd.	2,400	21,954
	Kumagai Gumi Co., Ltd.	4,400	113,154
	Kumiai Chemical Industry Co., Ltd.	8,267	63,564
	Kurabo Industries, Ltd.	1,800	31,974
	Kureha Corp.	2,000	131,470
	Kurimoto, Ltd.	2,000	30,574

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	1,000	$7,373
	Kusuri no Aoki Holdings Co., Ltd.	1,500	100,457
	KYB Corp.	2,300	75,651
	Kyoden Co., Ltd.	1,800	5,843
	Kyodo Printing Co., Ltd.	900	21,645
	Kyoei Steel, Ltd.	2,900	37,579
	Kyokuto Boeki Kaisha, Ltd.	800	19,074
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	54,439
	Kyokuto Securities Co., Ltd.	2,600	18,870
	Kyokuyo Co., Ltd.	1,100	29,804
	KYORIN Holdings, Inc.	4,500	72,920
	Kyosan Electric Manufacturing Co., Ltd.	5,000	18,949
	Kyowa Electronic Instruments Co., Ltd.	5,600	19,201
	Kyowa Leather Cloth Co., Ltd.	900	5,712
	Kyudenko Corp.	3,200	114,039
	Kyushu Financial Group, Inc.	37,000	132,028
	LAC Co., Ltd.	2,400	22,976
	Lacto Japan Co., Ltd.	900	21,987
	LEC, Inc.	3,100	31,417
	Legs Co., Ltd.	500	9,775
	Life Corp.	1,700	59,387
	LIFULL Co., Ltd.	8,200	24,941
	Like Co., Ltd.	1,600	30,061
	Linical Co., Ltd.	1,600	13,199
	Link And Motivation, Inc.	3,900	31,369
	Lintec Corp.	5,200	113,361
	LITALICO, Inc.	700	33,640
	Locondo, Inc.	300	3,959
*	M&A Capital Partners Co., Ltd.	1,500	72,628
	Mabuchi Motor Co., Ltd.	3,600	135,390
	Macnica Fuji Electronics Holdings, Inc.	6,399	164,464
	Macromill, Inc.	5,600	39,620
	Maeda Corp.	17,200	144,603
	Maeda Kosen Co., Ltd.	1,900	63,653
	Maeda Road Construction Co., Ltd.	2,300	43,920
	Maezawa Kasei Industries Co., Ltd.	2,100	23,642
	Maezawa Kyuso Industries Co., Ltd.	2,400	21,619
	Makino Milling Machine Co., Ltd.	2,800	105,641
*	Management Solutions Co., Ltd.	1,100	25,799
	Mandom Corp.	2,800	47,473
	Mani, Inc.	7,600	162,219
	MarkLines Co., Ltd.	1,500	37,546
	Mars Group Holdings Corp.	1,800	26,815
#	Marubun Corp.	1,900	11,920
	Marudai Food Co., Ltd.	2,600	41,082
	Maruha Nichiro Corp.	4,653	103,152
	Maruichi Steel Tube, Ltd.	4,900	118,208
	Maruka Corp.	800	18,643
#	Marumae Co., Ltd.	1,200	23,340
	Marusan Securities Co., Ltd.	7,200	39,032
	Maruwa Co., Ltd.	1,000	97,949
#	Maruwa Unyu Kikan Co., Ltd.	3,100	43,472
	Maruzen CHI Holdings Co., Ltd.	400	1,428
	Maruzen Co., Ltd.	1,400	30,423
	Maruzen Showa Unyu Co., Ltd.	1,600	50,569
	Marvelous, Inc.	3,300	22,203
	Matching Service Japan Co., Ltd.	600	6,093
	Matsuda Sangyo Co., Ltd.	2,125	42,115
	Matsui Construction Co., Ltd.	3,400	23,504

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsui Securities Co., Ltd.	12,600	$90,547
	Matsuoka Corp.	700	10,129
	Matsuyafoods Holdings Co., Ltd.	800	26,639
	Max Co., Ltd.	4,000	69,030
*	Maxell Holdings, Ltd.	6,500	76,085
	Maxvalu Nishinihon Co., Ltd.	700	11,725
	Maxvalu Tokai Co., Ltd.	1,200	27,476
	MCJ Co., Ltd.	7,400	83,665
	Mebuki Financial Group, Inc.	32,500	69,557
	MEC Co., Ltd.	2,100	64,347
	Media Do Co., Ltd.	900	37,151
	Medical Data Vision Co., Ltd.	3,300	60,435
	Medical System Network Co., Ltd.	2,400	16,216
	Medikit Co., Ltd.	800	23,433
*	MedPeer, Inc.	1,500	55,063
	Megachips Corp.	2,500	73,974
	Megmilk Snow Brand Co., Ltd.	5,100	95,852
	Meidensha Corp.	4,600	99,932
	Meiji Electric Industries Co., Ltd.	1,400	17,816
	Meiko Electronics Co., Ltd.	2,400	66,443
	Meiko Network Japan Co., Ltd.	2,600	14,208
	Meisei Industrial Co., Ltd.	5,000	33,975
	Meitec Corp.	2,300	129,911
	Meito Sangyo Co., Ltd.	1,200	17,682
	Meiwa Corp.	4,100	17,540
	Melco Holdings, Inc.	900	48,332
	Members Co., Ltd.	1,500	43,285
	Menicon Co., Ltd.	1,800	131,571
	METAWATER Co., Ltd.	2,600	47,561
	Michinoku Bank, Ltd. (The)	2,400	20,016
	Micronics Japan Co., Ltd.	3,600	45,926
#	Midac Co., Ltd.	600	28,226
	Mie Kotsu Group Holdings, Inc.	5,900	25,834
	Mikuni Corp.	2,700	8,082
	Milbon Co., Ltd.	2,900	159,981
	Mimaki Engineering Co., Ltd.	1,900	14,099
	Mimasu Semiconductor Industry Co., Ltd.	1,719	38,632
	Ministop Co., Ltd.	1,800	23,453
#	Minkabu The Infonoid, Inc.	1,200	42,635
	Mirai Industry Co., Ltd.	700	10,410
	Miraial Co., Ltd.	1,100	12,484
*	Mirainovate Co., Ltd.	44,000	10,846
	Mirait Holdings Corp.	9,000	177,459
	Miroku Jyoho Service Co., Ltd.	1,600	22,986
	Mitani Corp.	1,200	90,109
	Mitani Sangyo Co., Ltd.	3,900	13,602
	Mitani Sekisan Co., Ltd.	1,200	48,776
#	Mito Securities Co., Ltd.	10,500	28,093
*	Mitsuba Corp.	5,000	36,150
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	22,469
	Mitsubishi Logisnext Co., Ltd.	4,000	36,304
	Mitsubishi Logistics Corp.	1,400	41,592
*	Mitsubishi Paper Mills, Ltd.	6,500	21,669
	Mitsubishi Pencil Co., Ltd.	4,000	51,659
	Mitsubishi Research Institute, Inc.	1,100	40,060
	Mitsubishi Shokuhin Co., Ltd.	1,900	49,168
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	22,637
	Mitsuboshi Belting, Ltd.	3,500	58,444
	Mitsui DM Sugar Holdings Co., Ltd.	3,100	52,759

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsui E&S Holdings Co., Ltd.	10,000	$46,777
	Mitsui High-Tec, Inc.	2,200	128,867
	Mitsui Matsushima Holdings Co., Ltd.	2,000	18,036
	Mitsui Mining & Smelting Co., Ltd.	6,900	196,475
	Mitsui-Soko Holdings Co., Ltd.	2,900	67,561
	Mitsuuroko Group Holdings Co., Ltd.	4,400	50,476
	Mixi, Inc.	4,400	110,830
	Miyaji Engineering Group, Inc.	900	20,742
	Miyazaki Bank, Ltd. (The)	2,000	36,252
	Miyoshi Oil & Fat Co., Ltd.	1,100	12,546
	Mizuho Leasing Co., Ltd.	2,900	96,248
	Mizuno Corp.	2,500	57,315
	Mochida Pharmaceutical Co., Ltd.	1,900	62,418
	Modec, Inc.	2,300	38,516
#	Molitec Steel Co., Ltd.	3,900	16,460
	Monex Group, Inc.	16,600	104,628
	Monogatari Corp. (The)	1,200	74,564
	MORESCO Corp.	1,100	11,586
	Morinaga & Co., Ltd.	4,000	126,905
	Morinaga Milk Industry Co., Ltd.	2,200	123,273
	Moriroku Holdings Co., Ltd.	900	18,266
	Morita Holdings Corp.	3,900	55,023
	Morito Co., Ltd.	2,600	15,574
	Morningstar Japan KK	6,200	26,026
	Morozoff, Ltd.	300	14,728
	Mortgage Service Japan, Ltd.	1,200	11,122
	Mory Industries, Inc.	900	18,977
	MrMax Holdings, Ltd.	4,600	27,739
*	MTG Co., Ltd.	800	13,106
	MTI, Ltd.	4,500	30,051
	Mugen Estate Co., Ltd.	1,600	7,172
	m-up Holdings, Inc.	700	21,073
	Murakami Corp.	1,000	28,929
	Musashi Seimitsu Industry Co., Ltd.	5,800	120,579
	Musashino Bank, Ltd. (The)	4,100	61,489
	NAC Co., Ltd.	1,100	9,195
	Nachi-Fujikoshi Corp.	1,700	69,235
	Nafco Co., Ltd.	2,100	35,917
	Nagaileben Co., Ltd.	1,800	42,459
	Nagano Bank, Ltd. (The)	1,300	13,183
	Nagano Keiki Co., Ltd.	2,100	19,954
	Nagase & Co., Ltd.	11,800	180,593
	Nagatanien Holdings Co., Ltd.	1,600	30,982
	Nagawa Co., Ltd.	800	64,140
	Naigai Trans Line, Ltd.	700	12,155
	Nakabayashi Co., Ltd.	3,300	17,828
	Nakamuraya Co., Ltd.	600	20,485
	Nakanishi, Inc.	4,600	95,507
	Nakayama Steel Works, Ltd.	3,500	12,714
*	Namura Shipbuilding Co., Ltd.	7,996	15,098
	Nankai Electric Railway Co., Ltd.	7,600	161,386
	Nanto Bank, Ltd. (The)	4,000	68,678
	Natori Co., Ltd.	1,400	24,701
	NEC Capital Solutions, Ltd.	900	17,653
	NEC Networks & System Integration Corp.	4,700	83,348
	Neturen Co., Ltd.	3,800	20,119
	New Art Holdings Co., Ltd.	1,000	11,572
	Nextage Co., Ltd.	4,300	88,440
*	NexTone, Inc.	500	17,870

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NF Holdings Corp.	600	$9,536
	NHK Spring Co., Ltd.	23,600	182,340
	Nice Corp.	600	11,442
#	Nichia Steel Works, Ltd.	4,000	10,868
	Nichias Corp.	6,100	155,072
	Nichiban Co., Ltd.	1,500	23,836
	Nichicon Corp.	5,900	62,842
	Nichiden Corp.	1,800	36,548
	Nichiha Corp.	2,700	70,929
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	45,988
	Nichireki Co., Ltd.	2,400	29,596
	Nichirin Co., Ltd.	1,430	21,139
	Nihon Chouzai Co., Ltd.	1,400	21,898
	Nihon Dengi Co., Ltd.	600	21,304
	Nihon Flush Co., Ltd.	3,200	35,803
	Nihon House Holdings Co., Ltd.	5,600	19,547
	Nihon Kagaku Sangyo Co., Ltd.	1,900	23,046
	Nihon Nohyaku Co., Ltd.	6,100	28,468
	Nihon Parkerizing Co., Ltd.	9,800	100,960
	Nihon Plast Co., Ltd.	1,700	10,971
	Nihon Tokushu Toryo Co., Ltd.	1,400	14,159
	Nihon Trim Co., Ltd.	400	13,713
	Nihon Yamamura Glass Co., Ltd.	800	7,079
	Nikkiso Co., Ltd.	5,500	57,045
#	Nikko Co., Ltd.	4,200	26,292
	Nikkon Holdings Co., Ltd.	6,800	149,764
	Nippn Corp.	5,200	74,759
	Nippon Air Conditioning Services Co., Ltd.	2,700	17,965
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	27,025
	Nippon Carbide Industries Co., Inc.	1,100	12,924
	Nippon Carbon Co., Ltd.	1,100	41,253
	Nippon Chemical Industrial Co., Ltd.	1,300	35,916
*	Nippon Chemi-Con Corp.	2,000	46,398
	Nippon Coke & Engineering Co., Ltd.	12,500	11,647
#	Nippon Commercial Development Co., Ltd.	1,600	25,052
	Nippon Concept Corp.	700	15,237
	Nippon Concrete Industries Co., Ltd.	8,400	23,985
#	Nippon Denko Co., Ltd.	15,100	41,764
	Nippon Densetsu Kogyo Co., Ltd.	4,700	82,253
	Nippon Electric Glass Co., Ltd.	8,500	193,008
	Nippon Fine Chemical Co., Ltd.	1,900	30,642
	Nippon Gas Co., Ltd.	10,900	172,166
	Nippon Hume Corp.	3,300	21,876
	Nippon Kanzai Co., Ltd.	1,200	28,437
	Nippon Kayaku Co., Ltd.	12,400	128,588
#	Nippon Kodoshi Corp.	400	12,582
	Nippon Koei Co., Ltd.	1,700	46,512
	Nippon Light Metal Holdings Co., Ltd.	6,480	114,069
	Nippon Paper Industries Co., Ltd.	10,700	125,076
#	Nippon Parking Development Co., Ltd.	23,500	33,320
	Nippon Pillar Packing Co., Ltd.	2,900	59,876
	Nippon Piston Ring Co., Ltd.	700	8,608
	Nippon Rietec Co., Ltd.	800	12,621
	Nippon Road Co., Ltd. (The)	700	51,939
	Nippon Seiki Co., Ltd.	5,800	67,271
	Nippon Seisen Co., Ltd.	500	24,122
	Nippon Sharyo, Ltd.	1,200	22,768
	Nippon Shokubai Co., Ltd.	700	33,670
	Nippon Signal Co., Ltd.	7,000	58,572

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Soda Co., Ltd.	2,800	$89,875
	Nippon Steel Trading Corp.	2,048	87,906
	Nippon Suisan Kaisha, Ltd.	33,100	171,719
	Nippon Systemware Co., Ltd.	1,200	26,402
	Nippon Thompson Co., Ltd.	6,500	39,391
	Nippon Yakin Kogyo Co., Ltd.	1,660	35,983
	Nipro Corp.	14,200	176,374
	Nishikawa Rubber Co., Ltd.	1,900	26,686
#	Nishimatsu Construction Co., Ltd.	6,200	201,606
#	Nishimatsuya Chain Co., Ltd.	5,300	64,752
	Nishimoto Co., Ltd.	700	17,150
	Nishi-Nippon Financial Holdings, Inc.	15,100	84,896
	Nishi-Nippon Railroad Co., Ltd.	7,000	167,798
	Nishio Rent All Co., Ltd.	2,100	57,463
	Nissan Shatai Co., Ltd.	7,700	50,634
	Nissei ASB Machine Co., Ltd.	1,000	44,290
	Nissei Corp.	400	3,818
	Nissei Plastic Industrial Co., Ltd.	1,400	17,559
	Nissha Co., Ltd.	4,900	68,990
	Nisshin Group Holdings Co., Ltd.	5,400	23,332
	Nisshin Oillio Group, Ltd. (The)	3,100	85,366
	Nisshinbo Holdings, Inc.	17,036	143,333
	Nissin Corp.	2,200	29,726
	Nissin Electric Co., Ltd.	6,100	71,116
	Nissin Sugar Co., Ltd.	2,100	32,432
	Nisso Corp.	2,300	17,491
	Nissui Pharmaceutical Co., Ltd.	1,400	12,881
	Nitta Corp.	2,600	62,649
	Nitta Gelatin, Inc.	2,000	11,488
	Nittetsu Mining Co., Ltd.	800	43,971
	Nitto Boseki Co., Ltd.	1,800	55,071
	Nitto Fuji Flour Milling Co., Ltd.	200	12,065
	Nitto Kogyo Corp.	3,700	61,058
	Nitto Kohki Co., Ltd.	1,300	22,025
	Nitto Seiko Co., Ltd.	6,200	33,334
	Nittoc Construction Co., Ltd.	3,500	24,427
	NJS Co., Ltd.	700	12,262
	Noda Corp.	800	5,796
	Noevir Holdings Co., Ltd.	1,900	94,906
	Nohmi Bosai, Ltd.	2,800	53,621
	Nojima Corp.	3,100	80,576
	NOK Corp.	8,400	111,112
	Nomura Co., Ltd.	2,500	19,489
#	Nomura Micro Science Co., Ltd.	700	27,852
	Noritake Co., Ltd.	1,400	54,042
	Noritsu Koki Co., Ltd.	2,700	56,247
	Noritz Corp.	3,900	66,362
	North Pacific Bank, Ltd.	32,300	69,092
#	NPC, Inc.	1,500	12,283
	NS Tool Co., Ltd.	2,000	27,222
	NS United Kaiun Kaisha, Ltd.	1,500	37,786
	NSD Co., Ltd.	6,960	119,330
*	NTN Corp.	51,500	132,155
*	OAK Capital Corp.	5,200	5,308
	Obara Group, Inc.	1,600	57,262
	Oenon Holdings, Inc.	5,000	16,960
	Ogaki Kyoritsu Bank, Ltd. (The)	5,300	89,299
	Ohara, Inc.	700	8,655
	Ohashi Technica, Inc.	1,700	23,281

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ohba Co., Ltd.	1,400	$10,276
	Ohmoto Gumi Co., Ltd.	300	14,912
	Ohsho Food Service Corp.	1,200	64,303
	Oiles Corp.	2,973	43,955
*	Oisix ra daichi, Inc.	2,500	88,896
	Oita Bank, Ltd. (The)	1,600	24,650
	Okabe Co., Ltd.	4,000	23,969
	Okamoto Industries, Inc.	1,200	45,319
	Okamoto Machine Tool Works, Ltd.	700	38,881
	Okamura Corp.	6,700	94,896
	Okasan Securities Group, Inc.	19,900	72,506
	Oki Electric Industry Co., Ltd.	9,800	91,564
	Okinawa Cellular Telephone Co.	1,500	71,354
	Okinawa Electric Power Co., Inc. (The)	5,625	71,885
	OKUMA Corp.	2,900	145,282
	Okumura Corp.	3,600	97,841
	Okura Industrial Co., Ltd.	1,400	29,910
	Okuwa Co., Ltd.	3,000	29,869
	Onoken Co., Ltd.	2,900	35,466
	Onward Holdings Co., Ltd.	18,500	50,798
	Optex Group Co., Ltd.	600	9,255
*	Optim Corp.	1,200	22,007
	Optorun Co., Ltd.	2,100	42,318
#	Orchestra Holdings, Inc.	700	17,621
	Organo Corp.	800	45,935
	Orient Corp.	53,000	66,524
*	Oriental Shiraishi Corp.	18,400	46,107
	Origin Co., Ltd.	600	7,317
	Oro Co., Ltd.	700	24,561
	Osaka Organic Chemical Industry, Ltd.	1,800	61,717
	Osaka Soda Co., Ltd.	2,000	44,095
	Osaka Steel Co., Ltd.	1,500	16,249
*	OSAKA Titanium Technologies Co., Ltd.	3,300	23,895
	Osaki Electric Co., Ltd.	6,000	34,471
	OSG Corp.	8,600	160,861
	OUG Holdings, Inc.	500	13,130
	Outsourcing, Inc.	12,300	235,432
	Oyo Corp.	2,700	31,832
	Ozu Corp.	600	10,354
	Pacific Industrial Co., Ltd.	6,100	74,248
	Pacific Metals Co., Ltd.	3,100	48,127
#	Pack Corp. (The)	1,400	36,273
	PAL GROUP Holdings Co., Ltd.	500	7,989
	Paramount Bed Holdings Co., Ltd.	4,000	71,496
	Pasona Group, Inc.	2,300	46,652
	PC Depot Corp.	5,160	22,515
	PCA Corp.	300	13,156
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	11,072
	Penta-Ocean Construction Co., Ltd.	29,100	197,189
	Pickles Corp.	1,200	40,517
	Pilot Corp.	2,500	85,927
	Piolax, Inc.	3,900	54,226
	Plenus Co., Ltd.	2,200	42,368
	Poletowin Pitcrew Holdings, Inc.	3,400	32,228
#*	Precision System Science Co., Ltd.	2,600	17,364
	Premium Group Co., Ltd.	1,600	49,023
*	Premium Water Holdings, Inc.	400	12,151
	Press Kogyo Co., Ltd.	9,000	29,531
	Pressance Corp.	2,400	35,038

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	9,600	$61,464
	Prima Meat Packers, Ltd.	3,000	81,344
	Pronexus, Inc.	2,300	21,134
*	Prored Partners Co., Ltd.	700	16,964
	Pro-Ship, Inc.	900	12,012
	Proto Corp.	3,000	38,046
	PS Mitsubishi Construction Co., Ltd.	3,600	20,209
	Punch Industry Co., Ltd.	2,600	13,824
*	QB Net Holdings Co., Ltd.	1,400	20,698
	Qol Holdings Co., Ltd.	2,600	36,043
	Quick Co., Ltd.	1,500	16,424
	Raccoon Holdings, Inc.	1,700	36,526
	Raito Kogyo Co., Ltd.	4,700	84,158
	Raiznext Corp.	4,600	48,086
	Rasa Corp.	1,400	11,371
	Rasa Industries, Ltd.	800	13,237
	Raysum Co., Ltd.	1,900	14,298
	Relia, Inc.	4,800	58,816
	Renaissance, Inc.	1,600	16,412
	Rengo Co., Ltd.	10,600	90,243
	Resorttrust, Inc.	10,200	167,647
	Restar Holdings Corp.	2,800	49,729
	Retail Partners Co., Ltd.	2,000	21,993
	Rheon Automatic Machinery Co., Ltd.	2,000	26,362
	Ricoh Leasing Co., Ltd.	1,900	59,880
#	Ride On Express Holdings Co., Ltd.	1,200	16,149
*	Right On Co., Ltd.	1,500	10,441
	Riken Corp.	1,300	30,844
	Riken Keiki Co., Ltd.	2,000	47,137
	Riken Technos Corp.	5,600	30,811
	Riken Vitamin Co., Ltd.	2,200	32,004
	Rion Co., Ltd.	1,400	33,939
	Riso Kagaku Corp.	2,300	38,005
	Riso Kyoiku Co., Ltd.	15,100	49,894
	Rock Field Co., Ltd.	2,100	27,972
	Rokko Butter Co., Ltd.	1,700	23,626
	Roland Corp.	1,500	71,376
	Roland DG Corp.	1,800	45,467
	Rorze Corp.	1,400	108,036
#	Rozetta Corp.	700	9,995
	RS Technologies Co., Ltd.	800	42,822
	Ryobi, Ltd.	3,200	42,108
	Ryoden Corp.	2,300	34,991
	Ryosan Co., Ltd.	2,400	50,699
	Ryoyo Electro Corp.	500	11,017
	S Foods, Inc.	2,000	62,467
	S&B Foods, Inc.	600	25,847
	Sac's Bar Holdings, Inc.	3,250	17,511
	Sagami Rubber Industries Co., Ltd.	1,000	9,570
	Saibu Gas Holdings Co., Ltd.	2,800	62,080
	Saizeriya Co., Ltd.	3,300	81,291
	Sakai Chemical Industry Co., Ltd.	1,400	24,224
	Sakai Heavy Industries, Ltd.	600	14,041
	Sakai Moving Service Co., Ltd.	1,100	53,068
	Sakai Ovex Co., Ltd.	800	27,796
	Sakata INX Corp.	5,200	50,963
	Sakata Seed Corp.	1,600	52,396
	Sakura Internet, Inc.	1,700	9,081
	Sala Corp.	7,300	39,479

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SAMTY Co., Ltd.	3,600	$72,635
	San Holdings, Inc.	800	9,264
	San ju San Financial Group, Inc.	2,700	35,122
	San-A Co., Ltd.	2,000	74,596
	San-Ai Oil Co., Ltd.	7,700	96,008
	Sanei Architecture Planning Co., Ltd.	1,300	23,440
	Sangetsu Corp.	5,600	81,377
	San-In Godo Bank, Ltd. (The)	18,100	90,127
*	Sanix, Inc.	2,800	9,450
*	Sanken Electric Co., Ltd.	1,400	66,437
	Sanki Engineering Co., Ltd.	5,000	68,367
	Sankyo Co., Ltd.	4,100	102,320
	Sankyo Frontier Co., Ltd.	600	23,609
	Sankyo Seiko Co., Ltd.	4,000	19,944
	Sankyo Tateyama, Inc.	2,800	20,147
	Sanoh Industrial Co., Ltd.	3,000	33,984
*	Sansan, Inc.	1,000	81,771
	Sansei Technologies, Inc.	1,200	9,008
	Sansha Electric Manufacturing Co., Ltd.	800	7,775
	Sanshin Electronics Co., Ltd.	2,000	38,754
	Santec Corp.	800	10,808
	Sanyo Chemical Industries, Ltd.	1,600	86,507
	Sanyo Denki Co., Ltd.	1,000	64,631
	Sanyo Electric Railway Co., Ltd.	2,000	35,371
*	Sanyo Shokai, Ltd.	2,500	19,693
*	Sanyo Special Steel Co., Ltd.	3,000	50,268
	Sanyo Trading Co., Ltd.	2,600	28,651
	Sapporo Holdings, Ltd.	7,300	155,233
	Sato Holdings Corp.	2,700	68,971
	Sato Shoji Corp.	2,600	28,776
#	Satori Electric Co., Ltd.	2,600	20,490
	Sawada Holdings Co., Ltd.	3,300	30,630
	Sawai Group Holdings Co., Ltd.	4,200	179,891
	Saxa Holdings, Inc.	400	4,857
	SB Technology Corp.	700	19,202
*	SBI Insurance Group Co., Ltd.	1,200	15,203
	SBS Holdings, Inc.	2,300	70,796
	Scala, Inc.	1,600	10,727
#	Scroll Corp.	2,300	18,134
#	SEC Carbon, Ltd.	200	11,374
	Seed Co., Ltd.	1,500	9,801
	Seika Corp.	1,600	24,040
	Seikagaku Corp.	5,200	50,967
	Seikitokyu Kogyo Co., Ltd.	4,300	34,413
	Seiko Holdings Corp.	3,300	68,925
	Seiko PMC Corp.	800	6,785
	Seino Holdings Co., Ltd.	2,500	31,819
	Seiren Co., Ltd.	5,800	117,959
	Sekisui Jushi Corp.	3,700	73,668
	Sekisui Kasei Co., Ltd.	3,500	19,336
	Senko Group Holdings Co., Ltd.	12,400	125,489
	Senshu Electric Co., Ltd.	1,200	41,699
	Senshu Ikeda Holdings, Inc.	29,200	42,077
	Senshukai Co., Ltd.	3,000	10,132
	Septeni Holdings Co., Ltd.	12,300	46,372
	SERAKU Co., Ltd.	1,100	18,795
	Seven Bank, Ltd.	66,400	144,848
	Shibaura Electronics Co., Ltd.	1,200	54,285
	Shibaura Machine Co., Ltd.	2,300	54,659

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibaura Mechatronics Corp.	400	$27,223
	Shibusawa Warehouse Co., Ltd. (The)	1,200	23,012
	Shibuya Corp.	2,000	55,985
	Shiga Bank, Ltd. (The)	4,799	81,498
	Shikibo, Ltd.	900	7,671
	Shikoku Bank, Ltd. (The)	5,400	34,464
	Shikoku Chemicals Corp.	4,600	54,485
	Shikoku Electric Power Co., Inc.	16,000	105,279
	Shima Seiki Manufacturing, Ltd.	3,200	53,271
	Shimizu Bank, Ltd. (The)	2,400	33,713
	Shimojima Co., Ltd.	1,200	11,757
	Shin Nippon Air Technologies Co., Ltd.	1,200	24,617
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	30,313
	Shinagawa Refractories Co., Ltd.	1,200	44,984
*	Shindengen Electric Manufacturing Co., Ltd.	1,400	56,924
	Shin-Etsu Polymer Co., Ltd.	5,000	46,661
#	Shin-Keisei Electric Railway Co., Ltd.	900	17,584
	Shinko Shoji Co., Ltd.	5,200	37,595
	Shinmaywa Industries, Ltd.	5,600	49,028
	Shinnihon Corp.	3,400	26,692
	Shinnihonseiyaku Co., Ltd.	500	9,259
	Shinoken Group Co., Ltd.	3,900	45,538
	Shinsho Corp.	1,000	27,073
	Shinwa Co., Ltd.	1,500	30,925
	Shinwa Co., Ltd.	1,700	10,801
	Ship Healthcare Holdings, Inc.	6,000	151,307
	Shizuki Electric Co., Inc.	1,600	10,631
	Shizuoka Gas Co., Ltd.	7,800	81,542
	SHO-BOND Holdings Co., Ltd.	2,900	122,500
	Shoei Co., Ltd.	2,600	108,927
	Shoei Foods Corp.	1,400	50,050
	Shofu, Inc.	1,000	18,699
	Showa Sangyo Co., Ltd.	2,000	54,647
	Sigma Koki Co., Ltd.	700	12,563
	SIGMAXYZ, Inc.	1,700	36,994
	Siix Corp.	3,600	46,456
*	Silver Life Co., Ltd.	700	12,034
	Sinanen Holdings Co., Ltd.	1,300	36,101
	Sinfonia Technology Co., Ltd.	3,599	41,651
	Sinko Industries, Ltd.	2,400	46,164
	Sintokogio, Ltd.	5,338	39,603
	SK-Electronics Co., Ltd.	1,300	11,912
	SKY Perfect JSAT Holdings, Inc.	17,800	67,342
*	Smaregi, Inc.	300	19,757
	SMK Corp.	500	11,234
	SMS Co., Ltd.	7,000	196,073
	Snow Peak, Inc.	1,600	59,516
	SNT Corp.	3,900	8,839
	Soda Nikka Co., Ltd.	3,100	14,929
	Sodick Co., Ltd.	5,800	54,135
	Soft99 Corp.	2,300	27,397
	Softcreate Holdings Corp.	900	23,595
	Software Service, Inc.	400	35,940
#	Soiken Holdings, Inc.	2,200	8,472
	Soken Chemical & Engineering Co., Ltd.	800	14,361
	Solasto Corp.	5,000	61,096
	Soliton Systems K.K.	1,500	21,664
	Sotetsu Holdings, Inc.	7,800	154,297
	Sotoh Co., Ltd.	600	4,422

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sourcenext Corp.	11,000	$30,623
	Space Co., Ltd.	880	7,231
	Space Value Holdings Co., Ltd.	4,700	33,600
	Sparx Group Co., Ltd.	11,800	26,705
	SPK Corp.	1,000	12,508
	S-Pool, Inc.	6,800	58,616
	SRA Holdings	1,000	24,262
*	SRE Holdings Corp.	500	29,917
	ST Corp.	2,100	33,243
	St Marc Holdings Co., Ltd.	1,700	24,741
	Star Mica Holdings Co., Ltd.	1,800	20,973
	Star Micronics Co., Ltd.	4,000	60,184
	Starts Corp., Inc.	3,200	83,756
	Starzen Co., Ltd.	2,000	39,681
	St-Care Holding Corp.	2,600	22,437
	Stella Chemifa Corp.	1,500	38,870
	Step Co., Ltd.	1,500	24,600
	Strike Co., Ltd.	900	30,135
	Studio Alice Co., Ltd.	1,100	23,897
#	Subaru Enterprise Co., Ltd.	200	14,519
	Sugimoto & Co., Ltd.	1,500	33,829
	Sumida Corp.	2,400	28,263
	Suminoe Textile Co., Ltd.	900	16,770
	Sumitomo Bakelite Co., Ltd.	4,400	191,528
	Sumitomo Densetsu Co., Ltd.	2,200	43,320
	Sumitomo Mitsui Construction Co., Ltd.	18,992	83,877
	Sumitomo Osaka Cement Co., Ltd.	3,800	108,666
*	Sumitomo Precision Products Co., Ltd.	600	14,629
	Sumitomo Riko Co., Ltd.	5,000	36,869
	Sumitomo Seika Chemicals Co., Ltd.	900	30,456
	Sumitomo Warehouse Co., Ltd. (The)	7,300	106,520
	Sun Frontier Fudousan Co., Ltd.	3,700	34,913
	Suncall Corp.	1,500	6,214
	Sun-Wa Technos Corp.	1,500	18,472
*	SuRaLa Net Co., Ltd.	500	9,098
#	Suruga Bank, Ltd.	17,700	53,552
	Suzuden Corp.	900	12,397
	Suzuki Co., Ltd.	1,400	11,692
	SWCC Showa Holdings Co., Ltd.	2,800	45,803
	System Information Co., Ltd.	1,800	15,130
	System Research Co., Ltd.	600	11,814
	Systena Corp.	6,900	127,891
	Syuppin Co., Ltd.	1,800	18,472
	T Hasegawa Co., Ltd.	3,600	83,863
*	T RAD Co., Ltd.	1,100	28,191
	T&K Toka Co., Ltd.	2,300	17,145
	Tachibana Eletech Co., Ltd.	2,500	32,721
	Tachikawa Corp.	2,700	32,449
	Tachi-S Co., Ltd.	4,300	57,330
	Tadano, Ltd.	10,300	105,992
	Taihei Dengyo Kaisha, Ltd.	2,000	48,413
	Taiho Kogyo Co., Ltd.	1,900	16,156
	Taikisha, Ltd.	2,500	78,965
	Taiko Bank, Ltd. (The)	1,100	12,707
#	Taiko Pharmaceutical Co., Ltd.	2,300	20,595
	Taisei Lamick Co., Ltd.	800	20,250
	Taisho Pharmaceutical Holdings Co., Ltd.	550	30,802
	Taiyo Holdings Co., Ltd.	1,800	83,173
	Takamatsu Construction Group Co., Ltd.	2,100	38,729

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamiya Co., Ltd.	1,700	$7,714
	Takaoka Toko Co., Ltd.	1,200	14,788
	Takara Holdings, Inc.	12,100	140,798
	Takara Leben Co., Ltd.	14,600	45,675
	Takara Standard Co., Ltd.	4,200	61,170
	Takasago International Corp.	2,100	52,199
	Takasago Thermal Engineering Co., Ltd.	4,700	86,329
	Takashimaya Co., Ltd.	18,000	186,782
#	Takasho Co., Ltd.	1,700	13,682
*	Take And Give Needs Co., Ltd.	1,000	8,388
	TAKEBISHI Corp.	1,400	19,702
	Takeei Corp.	1,900	33,853
	Takeuchi Manufacturing Co., Ltd.	4,400	109,700
	Takihyo Co., Ltd.	200	3,404
	Takisawa Machine Tool Co., Ltd.	1,100	11,407
	Takuma Co., Ltd.	6,500	104,373
	Tama Home Co., Ltd.	1,900	44,246
	Tamron Co., Ltd.	2,000	48,041
#	Tamura Corp.	11,000	86,734
	Tanseisha Co., Ltd.	3,800	29,374
	Taoka Chemical Co., Ltd.	200	22,782
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	25,564
	Tayca Corp.	1,900	21,024
	Tazmo Co., Ltd.	700	11,692
	Tbk Co., Ltd.	2,800	10,510
	TDC Soft, Inc.	1,600	16,040
	TechMatrix Corp.	5,200	81,971
	Techno Horizon Co., Ltd.	1,400	23,266
	Techno Medica Co., Ltd.	700	10,204
	Techno Ryowa, Ltd.	1,500	12,407
	Techno Smart Corp.	700	8,330
	Tecnos Japan, Inc.	2,900	15,947
	Teikoku Electric Manufacturing Co., Ltd.	3,100	34,264
	Teikoku Sen-I Co., Ltd.	2,900	51,958
	Teikoku Tsushin Kogyo Co., Ltd.	800	8,491
	Tekken Corp.	1,800	30,573
	Temairazu, Inc.	400	20,655
	Tenma Corp.	2,000	46,930
	Terilogy Co., Ltd.	1,600	7,451
	T-Gaia Corp.	2,100	37,870
	TKC Corp.	3,200	94,995
	Toa Corp.	2,600	19,528
#	Toa Corp.	2,400	54,129
	Toa Oil Co., Ltd.	1,200	30,387
	TOA ROAD Corp.	300	12,775
	Toagosei Co., Ltd.	11,500	120,132
	Tobishima Corp.	3,420	34,078
	TOC Co., Ltd.	6,100	35,806
	Tocalo Co., Ltd.	6,900	86,700
	Tochigi Bank, Ltd. (The)	19,000	29,117
	Toda Corp.	17,800	126,872
*	Toda Kogyo Corp.	700	16,566
	Toenec Corp.	1,400	47,727
	Toho Bank, Ltd. (The)	31,300	59,177
*	Toho Co., Ltd.	900	12,471
	Toho Holdings Co., Ltd.	6,800	114,212
	Toho Titanium Co., Ltd.	3,900	42,499
	Toho Zinc Co., Ltd.	1,700	29,293
	Tohoku Bank, Ltd. (The)	800	7,283

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tohokushinsha Film Corp.	1,800	$10,798
	Tokai Corp.	2,500	55,142
	TOKAI Holdings Corp.	9,000	73,753
	Tokai Rika Co., Ltd.	6,900	107,532
	Tokai Tokyo Financial Holdings, Inc.	25,100	88,866
	Token Corp.	880	79,442
	Tokushu Tokai Paper Co., Ltd.	919	37,111
	Tokuyama Corp.	7,500	158,825
*	Tokyo Base Co., Ltd.	2,400	16,124
	Tokyo Electron Device, Ltd.	1,200	55,911
	Tokyo Energy & Systems, Inc.	4,100	37,700
	Tokyo Keiki, Inc.	1,800	16,846
	Tokyo Kiraboshi Financial Group, Inc.	3,924	54,818
#	Tokyo Rakutenchi Co., Ltd.	500	18,102
*	Tokyo Rope Manufacturing Co., Ltd.	600	5,994
	Tokyo Sangyo Co., Ltd.	2,700	17,305
	Tokyo Seimitsu Co., Ltd.	4,000	171,255
	Tokyo Steel Manufacturing Co., Ltd.	10,100	101,455
	Tokyo Tekko Co., Ltd.	1,500	21,230
*	Tokyo Theatres Co., Inc.	600	6,782
	Tokyotokeiba Co., Ltd.	1,800	71,685
	Tokyu Construction Co., Ltd.	12,700	89,464
	Tokyu Recreation Co., Ltd.	600	26,084
	Toli Corp.	6,000	12,958
	Tomato Bank, Ltd.	900	8,529
	Tomen Devices Corp.	400	18,497
	Tomoe Corp.	3,500	12,212
	Tomoe Engineering Co., Ltd.	1,000	20,329
	Tomoku Co., Ltd.	1,500	26,116
	TOMONY Holdings, Inc.	16,800	45,763
	Tomy Co., Ltd.	9,217	80,965
	Tonami Holdings Co., Ltd.	800	35,853
	Topcon Corp.	11,300	159,354
	Toppan Forms Co., Ltd.	6,100	58,757
	Topre Corp.	4,300	62,161
	Topy Industries, Ltd.	1,800	21,035
	Torex Semiconductor, Ltd.	1,100	28,691
	Toridoll Holdings Corp.	4,500	83,061
	Torigoe Co., Ltd. (The)	2,500	18,161
	Torii Pharmaceutical Co., Ltd.	1,600	37,114
	Torishima Pump Manufacturing Co., Ltd.	2,000	15,869
	Tosei Corp.	4,200	43,611
	Toshiba TEC Corp.	2,800	112,807
	Tosho Co., Ltd.	200	3,055
	Totech Corp.	1,200	28,676
	Totetsu Kogyo Co., Ltd.	3,100	65,880
	Tottori Bank, Ltd. (The)	600	6,115
	Toukei Computer Co., Ltd.	500	21,703
	Tow Co., Ltd.	3,000	8,627
	Towa Bank, Ltd. (The)	7,700	34,639
	Towa Corp.	2,500	54,864
	Towa Pharmaceutical Co., Ltd.	3,000	76,627
	Toyo Construction Co., Ltd.	10,400	55,691
	Toyo Corp.	3,000	31,420
#	Toyo Denki Seizo K.K.	1,000	10,514
*	Toyo Engineering Corp.	3,400	25,915
#	Toyo Gosei Co., Ltd.	600	66,169
	Toyo Ink SC Holdings Co., Ltd.	4,600	84,239
	Toyo Kanetsu K.K.	1,200	26,075

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Machinery & Metal Co., Ltd.	2,600	$12,191
	Toyo Securities Co., Ltd.	12,000	16,609
	Toyo Seikan Group Holdings, Ltd.	2,500	34,016
	Toyo Tanso Co., Ltd.	1,900	49,902
	Toyobo Co., Ltd.	9,900	125,631
	TPR Co., Ltd.	3,300	46,229
	Trancom Co., Ltd.	800	62,426
	Trans Genic, Inc.	2,100	10,176
	Transaction Co., Ltd.	2,400	27,841
	Transcosmos, Inc.	2,300	65,261
	Tri Chemical Laboratories, Inc.	2,400	66,529
	Trusco Nakayama Corp.	4,600	121,596
	TS Tech Co., Ltd.	8,700	129,433
*	TSI Holdings Co., Ltd.	8,125	25,123
	Tsubaki Nakashima Co., Ltd.	4,600	69,343
	Tsubakimoto Chain Co.	3,500	106,586
	Tsubakimoto Kogyo Co., Ltd.	400	12,929
	Tsugami Corp.	5,000	70,842
*	Tsukada Global Holdings, Inc.	1,900	5,263
	Tsukishima Kikai Co., Ltd.	4,000	42,434
#	Tsukuba Bank, Ltd.	5,500	8,483
	Tsumura & Co.	4,300	135,639
	Tsurumi Manufacturing Co., Ltd.	2,000	32,550
	Tsutsumi Jewelry Co., Ltd.	800	17,471
	TV Asahi Holdings Corp.	3,400	52,847
	Tv Tokyo Holdings Corp.	1,500	28,209
*	UACJ Corp.	3,503	92,471
	Ube Industries, Ltd.	10,000	200,845
	Ubicom Holdings, Inc.	800	25,099
	Uchida Yoko Co., Ltd.	800	36,858
	ULS Group, Inc.	300	13,624
	Ulvac, Inc.	3,800	185,041
#	Uniden Holdings Corp.	1,000	24,880
	Union Tool Co.	900	33,229
	Unipres Corp.	5,500	49,675
*	United Arrows, Ltd.	300	5,215
	United Super Markets Holdings, Inc.	6,300	61,630
	UNITED, Inc.	1,200	18,522
*	Unitika, Ltd.	10,400	31,874
*	Universal Entertainment Corp.	3,100	66,931
	User Local, Inc.	600	9,823
	Ushio, Inc.	11,800	211,445
	UT Group Co., Ltd.	2,300	72,185
	Utoc Corp.	500	2,354
*	Uzabase, Inc.	1,900	39,883
	V Technology Co., Ltd.	400	17,535
	Valor Holdings Co., Ltd.	4,800	101,936
	Valqua, Ltd.	2,400	46,877
	ValueCommerce Co., Ltd.	1,500	52,054
	V-Cube, Inc.	1,000	21,414
	Vector, Inc.	3,300	31,193
	Vertex Corp.	600	16,699
	Vital KSK Holdings, Inc.	5,900	39,885
	VT Holdings Co., Ltd.	11,300	50,455
	Wacoal Holdings Corp.	5,300	120,714
	Wacom Co., Ltd.	14,700	85,177
	Wakachiku Construction Co., Ltd.	1,700	26,870
	Wakita & Co., Ltd.	5,900	55,206
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	53,152

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Watahan & Co., Ltd.	2,000	$22,754
	WDB Holdings Co., Ltd.	1,100	30,426
	Weathernews, Inc.	700	34,649
	Welbe, Inc.	1,700	20,227
	Wellnet Corp.	2,300	10,497
	West Holdings Corp.	2,808	126,244
	Will Group, Inc.	1,500	13,184
	WIN-Partners Co., Ltd.	3,100	28,186
	Wood One Co., Ltd.	600	6,564
*	World Co., Ltd.	2,800	34,269
	World Holdings Co., Ltd.	1,000	29,072
	Wowow, Inc.	800	17,380
	Xebio Holdings Co., Ltd.	4,700	43,093
	Yahagi Construction Co., Ltd.	4,200	27,030
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	9,593
	YAKUODO Holdings Co., Ltd.	1,200	25,288
	YAMABIKO Corp.	3,960	45,336
	YAMADA Consulting Group Co., Ltd.	1,900	20,347
	Yamae Hisano Co., Ltd.	1,100	11,090
	Yamagata Bank, Ltd. (The)	3,600	27,861
	Yamaguchi Financial Group, Inc.	24,000	137,973
	Yamaichi Electronics Co., Ltd.	3,100	46,101
	YA-MAN, Ltd.	4,500	50,746
	Yamanashi Chuo Bank, Ltd. (The)	4,600	34,341
	Yamatane Corp.	1,000	14,277
	Yamato Corp.	1,400	10,041
	Yamato Kogyo Co., Ltd.	4,800	163,224
	Yamazen Corp.	6,600	62,285
	Yaoko Co., Ltd.	1,800	108,621
	Yashima Denki Co., Ltd.	2,600	22,897
	Yasuda Logistics Corp.	2,000	17,378
	Yasunaga Corp.	900	9,209
	Yellow Hat, Ltd.	3,600	69,388
	Yodogawa Steel Works, Ltd.	2,400	51,782
	Yokogawa Bridge Holdings Corp.	3,300	66,443
	Yokohama Reito Co., Ltd.	6,700	54,374
	Yokowo Co., Ltd.	1,700	41,431
	Yomeishu Seizo Co., Ltd.	1,000	16,545
	Yondenko Corp.	420	11,343
	Yondoshi Holdings, Inc.	2,300	38,019
	Yonex Co., Ltd.	2,000	12,445
	Yorozu Corp.	2,000	22,317
*	Yoshimura Food Holdings KK	1,300	9,185
	Yotai Refractories Co., Ltd.	3,000	34,212
	Yuasa Trading Co., Ltd.	2,000	57,155
	Yurtec Corp.	6,100	40,001
	Yushin Precision Equipment Co., Ltd.	1,200	9,449
	Yushiro Chemical Industry Co., Ltd.	1,000	10,792
	Zenitaka Corp. (The)	400	14,685
	Zenrin Co., Ltd.	3,800	37,597
	ZERIA Pharmaceutical Co., Ltd.	2,500	47,369
	Zuiko Corp.	2,800	25,117
TOTAL JAPAN			69,511,817
LUXEMBOURG — (0.0%)
	B&S Group Sarl	1,917	19,057
NETHERLANDS — (2.5%)
	Aalberts NV	11,930	727,289

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Accell Group NV	2,581	$127,817
	Aegon NV	9,228	38,850
	AMG Advanced Metallurgical Group NV	3,379	105,688
	Amsterdam Commodities NV	1,639	46,790
	APERAM SA	5,627	352,650
	Arcadis NV	8,994	398,304
	ASR Nederland NV	15,804	649,491
#*	Basic-Fit NV	4,376	202,265
	BE Semiconductor Industries NV	8,077	708,826
*	Beter Bed Holding NV	1,921	14,271
	Boskalis Westminster	9,824	309,152
	Brunel International NV	2,547	33,729
	Corbion NV	6,962	381,131
	Euronext NV	4,324	481,028
	Flow Traders	3,614	146,977
	ForFarmers NV	4,983	28,291
*	Fugro NV	8,795	83,141
*	GrandVision NV	2,203	74,142
	Heijmans NV	3,069	45,676
*	Hunter Douglas NV	685	73,947
	IMCD NV	4,286	742,601
*	Intertrust NV	8,872	146,479
	Kendrion NV	2,218	58,927
*	Koninklijke BAM Groep NV	34,191	96,663
	Koninklijke Vopak NV	1,776	75,200
#*	Lucas Bols NV	553	6,809
	Nedap NV	608	45,505
*	OCI NV	4,871	118,165
	Ordina NV	11,134	47,558
#	PostNL NV	57,258	309,857
	SBM Offshore NV	17,963	260,757
	SIF Holding NV	540	9,038
	Signify NV	13,843	775,468
*	Sligro Food Group NV	3,086	89,570
#	SNS NV	15,156	0
	TKH Group NV	4,527	240,673
*	TomTom NV	7,909	66,427
	Van Lanschot Kempen NV	2,492	63,999
*	Vivoryon Therapeutics NV	526	11,871
TOTAL NETHERLANDS			8,195,022
NEW ZEALAND — (0.5%)
*	Air New Zealand, Ltd.	27,512	28,762
	Arvida Group, Ltd.	39,703	56,949
#	Briscoe Group, Ltd.	4,326	17,169
	Chorus, Ltd.	38,812	166,598
	Delegat Group, Ltd.	3,242	30,773
	Freightways, Ltd.	12,407	110,642
	Genesis Energy, Ltd.	18,178	43,479
#*	Gentrack Group, Ltd.	4,745	7,005
	Hallenstein Glasson Holdings, Ltd.	5,327	26,846
	Heartland Group Holdings, Ltd.	50,410	72,016
#	Investore Property, Ltd.	30,334	42,940
	Kathmandu Holdings, Ltd.	57,266	54,621
#*	New Zealand Refining Co., Ltd. (The)	22,065	12,744
#*	NZME, Ltd.	14,069	9,523
	NZX, Ltd.	20,028	26,792
	Oceania Healthcare, Ltd.	35,857	37,220
*	Pacific Edge, Ltd.	14,766	12,760

VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	PGG Wrightson, Ltd.	1,057	$2,533
*	Pushpay Holdings, Ltd.	50,577	59,969
*	Restaurant Brands New Zealand, Ltd.	2,935	32,745
#*	Sanford, Ltd.	8,585	29,841
	Scales Corp., Ltd.	8,503	27,028
*	Serko, Ltd.	2,845	14,148
	Skellerup Holdings, Ltd.	17,609	62,569
*	SKY Network Television, Ltd.	144,562	16,611
*	SKYCITY Entertainment Group, Ltd.	48,823	109,557
	Steel & Tube Holdings, Ltd.	31,557	25,319
	Summerset Group Holdings, Ltd.	17,882	160,867
*	Synlait Milk, Ltd.	6,969	18,127
*	Tourism Holdings, Ltd.	12,709	20,845
	TOWER, Ltd.	39,659	19,457
#	Trustpower, Ltd.	4,827	26,430
#	Turners Automotive Group, Ltd.	4,364	13,078
*	Vista Group International, Ltd.	17,608	28,594
	Warehouse Group, Ltd. (The)	5,475	13,125
	Z Energy, Ltd.	36,738	75,484
TOTAL NEW ZEALAND			1,513,166
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	48,103	53,511
	AF Gruppen ASA	1,159	24,499
#*	Akastor ASA	20,811	13,669
*	Aker Solutions ASA	33,242	63,229
	American Shipping Co. ASA	5,693	19,850
*	ArcticZymes Technologies ASA	3,138	37,798
*	Asetek A.S.	982	12,041
	Atea ASA	7,139	136,019
#*	Atlantic Sapphire ASA	4,261	37,318
	Avance Gas Holding, Ltd.	4,699	19,931
#*	Axactor SE	25,001	26,244
*	B2Holding ASA	15,191	15,506
	Bank Norwegian ASA	14,091	165,069
	Bonheur ASA	2,524	80,510
	Borregaard ASA	10,252	266,695
	Bouvet ASA	3,750	24,592
*	BW Energy, Ltd.	8,706	26,293
	BW LPG, Ltd.	11,386	65,762
	BW Offshore, Ltd.	10,768	36,527
*	Crayon Group Holding ASA	3,991	69,120
*	DNO ASA	50,656	47,960
	Europris ASA	19,704	132,583
#	Fjordkraft Holding ASA	4,098	23,320
	FLEX LNG, Ltd.	3,636	49,111
	Frontline, Ltd.	11,339	91,009
	Golden Ocean Group, Ltd.	5,167	50,912
#*	Grieg Seafood ASA	5,477	52,784
*	Hexagon Composites ASA	13,175	48,829
	Kid ASA	2,140	27,996
	Kitron ASA	12,773	28,064
*	Kongsberg Automotive ASA	96,264	30,289
	Medistim ASA	865	30,885
	Multiconsult ASA	1,047	21,215
#*	Nordic Nanovector ASA	5,457	13,270
	Norway Royal Salmon ASA	1,467	34,882
*	Norwegian Energy Co. ASA	967	15,799
	Ocean Yield ASA	5,542	18,517

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Odfjell Drilling, Ltd.	9,723	$22,253
*	Odfjell SE, Class A	1,000	3,578
*	Olav Thon Eiendomsselskap ASA	1,935	41,974
*	Otello Corp. ASA	9,051	34,258
	Pareto Bank ASA	2,935	18,239
*	PGS ASA	50,758	24,862
	Protector Forsikring ASA	8,297	85,196
*	REC Silicon ASA	26,008	51,056
*	SATS ASA	6,868	16,308
	Sbanken ASA	9,850	119,950
	Selvaag Bolig ASA	5,226	34,599
	SpareBank 1 Sorost-Norge	1,765	9,632
	Sparebanken More	244	10,577
	Stolt-Nielsen, Ltd.	2,682	36,568
	TGS ASA	8,659	99,068
	Treasure ASA	1,741	3,260
*	Ultimovacs ASA	2,180	19,143
	Veidekke ASA	11,063	142,492
#*	Vow ASA	3,860	16,099
*	Vow Green Metals A.S.	3,860	2,971
*	Wallenius Wilhelmsen ASA	7,933	25,039
	Wilh Wilhelmsen Holding ASA, Class A	1,434	28,877
*	XXL ASA	10,608	23,204
TOTAL NORWAY			2,780,811
PORTUGAL — (0.2%)
	Altri SGPS SA	7,954	48,046
*	Banco Comercial Portugues SA, Class R	915,426	130,299
	Corticeira Amorim SGPS SA	5,127	63,876
	CTT-Correios de Portugal SA	16,912	87,989
*	Greenvolt-Energias Renovaveis SA	145	816
*	Mota-Engil SGPS SA	12,914	19,144
	Navigator Co. SA (The)	29,096	104,788
	NOS SGPS SA	28,772	106,676
	REN - Redes Energeticas Nacionais SGPS SA	53,025	147,960
	Sonae SGPS SA	103,034	101,715
TOTAL PORTUGAL			811,309
SINGAPORE — (1.1%)
	Accordia Golf Trust	65,600	1,031
	AEM Holdings, Ltd.	23,200	66,930
	Ascendas India Trust	113,900	121,914
*	Best World International, Ltd.	33,400	6,232
	Boustead Projects, Ltd.	6,600	6,365
	Boustead Singapore, Ltd.	40,300	35,381
	Bukit Sembawang Estates, Ltd.	15,900	64,432
	China Aviation Oil Singapore Corp., Ltd.	27,800	20,718
	China Sunsine Chemical Holdings, Ltd.	43,800	16,451
	Chip Eng Seng Corp., Ltd.	45,000	14,786
	Chuan Hup Holdings, Ltd.	87,000	13,841
	ComfortDelGro Corp., Ltd.	216,900	251,628
*	COSCO Shipping International Singapore Co., Ltd.	175,500	38,198
*	Creative Technology, Ltd.	2,650	4,845
	CSE Global, Ltd.	40,000	15,193
	Del Monte Pacific, Ltd.	39,100	11,813
	Delfi, Ltd.	20,200	12,607
*	Ezion Holdings, Ltd.	243,320	1,455
#*	Ezra Holdings, Ltd.	229,921	350

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Far East Orchard, Ltd.	11,239	$9,360
	First Resources, Ltd.	56,900	57,043
	Food Empire Holdings, Ltd.	26,500	16,409
*	Fragrance Group, Ltd.	82,000	8,310
	Fraser and Neave, Ltd.	24,800	26,316
	Frencken Group, Ltd.	41,100	57,680
	GK Goh Holdings, Ltd.	17,813	12,796
	Golden Agri-Resources, Ltd.	834,300	141,282
	GuocoLand, Ltd.	41,300	48,749
	Hafnia, Ltd.	5,750	11,093
*	Halcyon Agri Corp., Ltd.	25,666	4,817
	Haw Par Corp., Ltd.	12,200	120,511
	Ho Bee Land, Ltd.	29,800	61,360
	Hong Fok Corp., Ltd.	54,120	32,159
	Hong Leong Asia, Ltd.	16,000	10,505
	Hong Leong Finance, Ltd.	41,500	74,456
	Hotel Grand Central, Ltd.	44,475	34,429
	Hour Glass, Ltd. (The)	27,500	31,200
	Hutchison Port Holdings Trust	591,600	138,829
	Hwa Hong Corp., Ltd.	59,000	12,663
*	Hyflux, Ltd.	27,500	1,685
	iFAST Corp., Ltd.	11,400	67,364
	IGG, Inc.	95,000	107,994
*	Indofood Agri Resources, Ltd.	28,000	6,597
	Japfa, Ltd.	32,120	18,139
	k1 Ventures, Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	158,271
*	Mandarin Oriental International, Ltd.	29,400	58,457
	Metro Holdings, Ltd.	51,300	30,036
	Micro-Mechanics Holdings, Ltd.	5,200	12,160
*	Midas Holdings, Ltd.	114,000	3,029
*	mm2 Asia, Ltd.	96,000	4,832
	NetLink NBN Trust	163,400	117,545
*	Oceanus Group, Ltd.	837,300	21,551
	OUE, Ltd.	48,400	44,640
	Oxley Holdings, Ltd.	84,483	14,347
#*	Place Holdings, Ltd. (The)	95,400	8,120
	QAF, Ltd.	16,600	12,075
*	Raffles Education Corp., Ltd.	63,960	4,724
	Raffles Medical Group, Ltd.	106,287	113,014
	Riverstone Holdings, Ltd.	40,800	36,500
	SBS Transit, Ltd.	8,500	18,810
	Sembcorp Industries, Ltd.	105,200	162,276
*	Sembcorp Marine, Ltd.	822,622	69,717
	Sheng Siong Group, Ltd.	66,800	77,428
*	SIA Engineering Co., Ltd.	34,000	52,913
	SIIC Environment Holdings, Ltd.	58,600	8,325
	Sinarmas Land, Ltd.	108,000	22,642
	Singapore Land Group, Ltd.	16,800	33,405
	Singapore Post, Ltd.	185,900	87,844
	Singapore Press Holdings, Ltd.	169,700	235,456
	Stamford Land Corp., Ltd.	21,000	8,138
	StarHub, Ltd.	68,000	60,749
	Straits Trading Co., Ltd.	7,100	14,826
*	Swiber Holdings, Ltd.	17,249	260
	Tuan Sing Holdings, Ltd.	47,850	18,562
	UMS Holdings, Ltd.	50,850	60,451
	UOB-Kay Hian Holdings, Ltd.	38,784	44,960
	Vicom, Ltd.	8,800	13,248

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings, Ltd.	58,870	$79,507
	XP Power, Ltd.	2,076	148,308
	Yeo Hiap Seng, Ltd.	2,538	1,685
TOTAL SINGAPORE			3,674,727
SPAIN — (2.1%)
	Acciona SA	1,951	299,114
	Acerinox SA	18,888	252,491
	Aedas Homes SA	879	26,634
	Alantra Partners SA	1,872	35,208
	Almirall SA	6,316	100,213
*	Amper SA	155,515	31,759
	Applus Services SA	14,239	137,079
*	Atresmedia Corp. de Medios de Comunicacion SA	10,142	41,929
#	Audax Renovables SA	12,157	27,630
	Azkoyen SA	2,184	15,498
*	Banco de Sabadell SA	441,712	307,100
	Bankinter SA	71,436	390,260
	Befesa SA	3,655	286,976
	Cia de Distribucion Integral Logista Holdings SA	5,799	125,003
	CIE Automotive SA	7,242	215,900
*	Construcciones y Auxiliar de Ferrocarriles SA	2,580	109,448
	Ebro Foods SA	8,414	170,738
*	eDreams ODIGEO SA	10,043	83,137
	Elecnor SA	4,118	50,332
	Enagas SA	20,888	479,745
*	Ence Energia y Celulosa SA	19,579	60,519
*	Ercros SA	14,096	58,581
	Euskaltel SA	10,986	143,116
	Faes Farma SA	34,765	135,692
	Fluidra SA	4,554	184,613
	Fomento de Construcciones y Contratas SA	7,618	87,244
*	Gestamp Automocion SA	10,077	49,278
	Global Dominion Access SA	11,493	61,385
	Grupo Catalana Occidente SA	6,317	236,492
	Grupo Empresarial San Jose SA	2,273	13,119
*	Grupo Ezentis SA	30,572	11,763
	Iberpapel Gestion SA	963	21,326
*	Indra Sistemas SA	14,501	151,803
#	Laboratorio Reig Jofre SA	1,684	10,393
	Laboratorios Farmaceuticos Rovi SA	1,642	115,908
	Liberbank SA	249,756	83,932
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	144,019
	Mapfre SA	55,699	114,747
*	Mediaset Espana Comunicacion SA	15,385	91,709
*	Melia Hotels International SA	16,151	111,440
	Metrovacesa SA	2,145	17,855
	Miquel y Costas & Miquel SA	2,523	49,036
	Neinor Homes SA	4,984	72,538
*	Obrascon Huarte Lain SA	24,285	17,594
*	Oryzon Genomics SA	3,260	13,387
	Pharma Mar SA	1,673	143,052
	Prim SA	846	13,448
*	Promotora de Informaciones SA, Class A	21,413	22,378
	Prosegur Cash SA	11,060	10,832
	Prosegur Cia de Seguridad SA	24,644	84,192
*	Realia Business SA	40,885	36,037
	Sacyr SA	54,859	133,386
*	Solaria Energia y Medio Ambiente SA	7,492	144,733

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Solarpack Corp. Tecnologica SA	824	$25,572
*	Talgo SA	9,996	51,153
*	Tecnicas Reunidas SA	3,329	28,146
*	Tubacex SA	17,770	31,612
	Unicaja Banco SA	86,478	79,519
	Vidrala SA	2,046	245,922
	Viscofan SA	4,300	298,603
*	Vocento SA	10,365	14,025
	Zardoya Otis SA	16,103	109,127
TOTAL SPAIN			6,715,420
SWEDEN — (3.9%)
	AcadeMedia AB	9,075	87,864
	Adapteo Oyj	5,028	96,549
	AddLife AB, Class B	5,846	195,017
	AddNode Group AB, Class B	4,034	174,888
	AddTech AB, Class B	3,394	70,621
	Alimak Group AB	4,650	80,947
	Ambea AB	3,502	25,728
*	Annehem Fastigheter AB, Class B	2,916	12,044
*	AQ Group AB	280	10,306
*	Arise AB	2,845	13,858
	Arjo AB, Class B	25,873	326,822
	Atrium Ljungberg AB, Class B	4,164	101,935
*	Attendo AB	14,141	69,209
	Beijer Alma AB	4,864	118,632
*	Beijer Electronics Group AB	3,083	18,091
	Bergman & Beving AB	4,110	80,398
	Betsson AB, Class B	13,252	106,653
*	Better Collective A.S.	2,299	53,829
*	BHG Group AB	7,219	111,348
	Bilia AB, Class A	9,387	201,416
	BioGaia AB, Class B	2,077	124,197
	Biotage AB	6,310	180,528
	Bonava AB, Class B	9,951	106,432
*	Boozt AB	2,679	57,729
	Boule Diagnostics AB	1,861	12,956
	Bravida Holding AB	19,839	306,959
	BTS Group AB, Class B	414	16,108
	Bufab AB	4,911	190,056
	Bulten AB	1,365	14,566
	Bure Equity AB	7,431	400,914
	Byggmax Group AB	8,034	67,946
*	Calliditas Therapeutics AB, ADR	237	6,885
	Catella AB	3,768	13,003
	Catena AB	2,748	164,782
*	Catena Media P.L.C.	4,528	31,699
	Cellavision AB	1,051	55,364
*	Clas Ohlson AB, Class B	4,505	46,210
	Cloetta AB, Class B	30,791	99,930
*	Collector AB	3,491	14,554
	Coor Service Management Holding AB	8,658	79,711
	Corem Property Group AB, Class B	66,343	168,510
	Dios Fastigheter AB	10,259	116,439
*	Doro AB	2,123	14,627
*	Duni AB	5,155	67,820
#	Dustin Group AB	7,661	88,913
	Eastnine AB	3,095	53,440
	Elanders AB, Class B	1,738	34,282

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Electrolux Professional AB, Class B	20,693	$153,818
#*	Eltel AB	2,122	5,670
*	Enea AB	2,398	66,150
#	Eolus Vind AB, Class B	1,951	44,275
	eWork Group AB	1,140	13,585
	Fagerhult AB	9,072	83,511
	Fastighets AB Trianon	29	759
	FastPartner AB, Class A	4,631	62,783
*	Fingerprint Cards AB, Class B	22,812	81,309
#	G5 Entertainment AB	858	44,843
	GARO AB	1,105	16,065
	Granges AB	14,721	194,568
*	Haldex AB	4,760	29,269
	Heba Fastighets AB, Class B	4,330	70,316
	Hexatronic Group AB	2,561	52,085
	HMS Networks AB	3,009	141,263
#*	Hoist Finance AB	7,538	29,180
	Hufvudstaden AB, Class A	3,011	55,036
*	Humana AB	3,640	27,900
*	IAR Systems Group AB	394	6,377
	Instalco AB	5,244	282,397
#*	International Petroleum Corp.	9,695	47,016
	INVISIO AB	2,896	59,950
	Inwido AB	9,822	182,020
*	ITAB Shop Concept AB	1,515	3,142
	JM AB	7,100	250,542
*	John Mattson Fastighetsforetagen AB	924	18,565
	Karnov Group AB	1,559	9,328
	Kindred Group P.L.C.	19,839	324,735
	KNOW IT AB	2,857	100,197
	Kungsleden AB	23,225	313,563
	Lagercrantz Group AB, Class B	24,990	341,699
	LeoVegas AB	5,032	21,648
	Lime Technologies AB	773	35,831
	Lindab International AB	12,870	375,614
	Loomis AB, Class B	5,957	199,738
	Medicover AB, Class B	2,140	62,156
*	Mekonomen AB	5,111	81,748
	Midsona AB, Class B	2,500	20,844
	MIPS AB	2,902	306,454
*	Modern Times Group MTG AB, Class B	8,522	121,067
	Momentum Group AB, Class B	3,336	74,287
	Munters Group AB	2,864	26,251
	Mycronic AB	7,425	218,063
	NCAB Group AB	415	26,860
	NCC AB, Class B	6,927	123,089
*	Nederman Holding AB	2,831	69,641
*	Nelly Group AB	912	3,612
*	Net Insight AB, Class B	41,507	17,150
*	New Wave Group AB, Class B	6,935	111,119
	Nobia AB	14,929	122,369
	Nobina AB	12,314	113,545
	Nolato AB, Class B	24,891	276,295
	Nordic Waterproofing Holding AB	2,253	54,277
	NP3 Fastigheter AB	4,739	119,235
	Nyfosa AB	21,554	333,520
	OEM International AB, Class B	4,440	71,438
#*	Orexo AB	1,571	7,147
*	Pandox AB, Class B	6,681	111,791

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Peab AB, Class B	8,441	$98,435
	Platzer Fastigheter Holding AB, Class B	6,591	123,134
#	Pricer AB, Class B	16,074	58,408
	Proact IT Group AB	2,325	21,771
*	Qliro AB	912	3,796
	Ratos AB, Class B	27,304	193,541
*	RaySearch Laboratories AB	2,968	29,201
	Resurs Holding AB	11,633	56,109
*	Rottneros AB	8,130	9,564
#*	SAS AB	364,092	88,699
	Scandi Standard AB	5,934	39,434
#*	Scandic Hotels Group AB	8,957	36,487
	Sectra AB, Class B	2,813	224,157
	Semcon AB	1,445	21,748
*	SkiStar AB	4,670	87,261
*	Stendorren Fastigheter AB	383	11,358
*	Systemair AB	2,722	107,322
	Tethys Oil AB	2,447	16,283
	Troax Group AB	5,225	189,151
	VBG Group AB, Class B	1,749	37,185
	Vitec Software Group AB, Class B	1,477	73,331
	Volati AB	662	11,731
	Wihlborgs Fastigheter AB	14,693	342,327
TOTAL SWEDEN			12,587,853
SWITZERLAND — (6.5%)
	Allreal Holding AG	1,811	374,521
	ALSO Holding AG	829	255,065
*	APG SGA SA	152	37,331
#	Arbonia AG	6,387	121,263
*	Aryzta AG	115,933	154,325
*	Ascom Holding AG	3,375	57,881
*	Autoneum Holding AG	308	59,141
	Bachem Holding AG, Class B	489	323,768
	Baloise Holding AG	793	125,033
	Banque Cantonale de Geneve	373	68,759
	Banque Cantonale Vaudoise	1,576	140,693
	Belimo Holding AG	1,100	568,119
	Bell Food Group AG	268	82,447
	Bellevue Group AG	1,225	57,612
	Berner Kantonalbank AG	606	138,805
	BKW AG	2,717	299,300
*	Bobst Group SA	1,229	105,546
	Bossard Holding AG, Class A	800	259,139
	Bucher Industries AG	839	466,919
	Burckhardt Compression Holding AG	305	119,666
	Burkhalter Holding AG	430	30,332
	Bystronic AG	187	257,308
	Calida Holding AG	895	42,471
	Carlo Gavazzi Holding AG	62	17,829
	Cembra Money Bank AG	3,606	374,609
	Cicor Technologies, Ltd.	259	18,240
	Cie Financiere Tradition SA	288	36,556
	Clariant AG	22,472	467,496
	Coltene Holding AG	598	79,853
	Comet Holding AG	809	264,902
*	COSMO Pharmaceuticals NV	394	36,970
	Daetwyler Holding AG	104	37,755
	DKSH Holding AG	4,514	381,598

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	369	$255,264
*	Dottikon Es Holding AG	120	38,415
*	Dufry AG	6,371	337,075
*	EDAG Engineering Group AG	1,225	16,273
	EFG International AG	12,650	102,768
	Emmi AG	260	286,290
	Energiedienst Holding AG	1,617	68,642
#*	Evolva Holding SA	115,096	23,113
*	Feintool International Holding AG	183	13,047
	Fenix Outdoor International AG	523	77,466
*	Flughafen Zurich AG	2,360	379,222
	Forbo Holding AG	133	284,666
	Fundamenta Real Estate AG	1,928	42,024
	Galenica AG	5,289	401,504
#*	GAM Holding AG	23,150	50,082
	Georg Fischer AG	501	810,848
	Gurit Holding AG	55	124,453
	Helvetia Holding AG	4,587	498,901
	Hiag Immobilien Holding AG	899	101,740
#*	HOCHDORF Holding AG	130	7,738
	Huber & Suhner AG	1,989	169,160
	Hypothekarbank Lenzburg AG	9	42,691
*	Implenia AG	2,143	56,893
*	Ina Invest Holding AG	498	10,169
	Inficon Holding AG	217	261,431
	Interroll Holding AG	78	356,548
	Intershop Holding AG	164	113,114
	Investis Holding SA	526	59,731
	IVF Hartmann Holding AG	61	10,843
*	IWG P.L.C.	82,435	359,151
*	Jungfraubahn Holding AG	563	89,997
	Kardex Holding AG	792	213,015
*	Komax Holding AG	474	139,266
#	Kudelski SA	6,965	31,504
	Landis+Gyr Group AG	1,766	139,775
*	Lastminute.com NV	995	42,225
	LEM Holding SA	50	124,983
	Liechtensteinische Landesbank AG	1,746	103,048
	Luzerner Kantonalbank AG	403	186,530
*	Medacta Group SA	559	79,375
*	Medartis Holding AG	413	49,421
*	Meier Tobler Group AG	348	7,259
	Metall Zug AG	26	63,153
	Mobilezone Holding AG	5,469	65,799
	Mobimo Holding AG	858	294,350
	Novavest Real Estate AG	559	28,575
	OC Oerlikon Corp. AG	25,771	291,715
*	Orascom Development Holding AG	1,611	20,980
	Orior AG	755	71,251
	Peach Property Group AG	313	19,483
	Phoenix Mecano AG	95	48,681
	Plazza AG, Class A	145	53,294
	PSP Swiss Property AG	5,751	778,271
*	Rieter Holding AG	458	107,699
	Romande Energie Holding SA	63	92,759
	Schaffner Holding AG	70	22,313
	Schweiter Technologies AG	165	258,295
*	Sensirion Holding AG	733	71,434
	SFS Group AG	1,990	296,697

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Siegfried Holding AG	496	$501,893
	SIG Combibloc Group AG	9,929	292,963
	Softwareone Holding AG	7,577	194,468
	St Galler Kantonalbank AG	390	181,368
	Sulzer AG	2,297	337,058
	Swiss Prime Site AG	5,618	598,221
*	Swiss Steel Holding AG	75,342	37,360
	Swissquote Group Holding SA	1,186	188,323
	Tecan Group AG	974	561,676
	Thurgauer Kantonalbank	118	13,677
*	TX Group AG	438	43,756
*	u-blox Holding AG	913	72,034
	Valiant Holding AG	1,754	182,419
*	Valora Holding AG	552	124,966
	Varia US Properties AG	834	35,513
	VAT Group AG	3,280	1,287,580
	Vaudoise Assurances Holding SA	181	91,857
	Vetropack Holding AG	1,500	99,136
*	Von Roll Holding AG	1,435	1,425
	Vontobel Holding AG	3,439	303,226
	VP Bank AG, Class A	427	50,801
	VZ Holding AG	1,520	136,975
*	V-ZUG Holding AG	260	39,687
	Walliser Kantonalbank	485	55,444
	Warteck Invest AG	28	76,023
	Ypsomed Holding AG	341	54,209
	Zehnder Group AG	1,375	146,058
	Zug Estates Holding AG, Class B	41	88,029
	Zuger Kantonalbank AG	19	146,501
TOTAL SWITZERLAND			20,954,307
UNITED ARAB EMIRATES — (0.0%)
*	Lamprell P.L.C.	23,029	13,263
UNITED KINGDOM — (14.0%)
*	4imprint Group P.L.C.	2,763	107,618
	888 Holdings P.L.C.	43,852	226,458
*	A.G. Barr P.L.C.	11,359	90,741
	Advanced Medical Solutions Group P.L.C.	13,624	53,123
	Afren P.L.C.	57,931	0
	Aggreko P.L.C.	29,652	358,002
	Airtel Africa P.L.C.	74,668	92,289
	AJ Bell P.L.C.	18,145	105,939
	Alfa Financial Software Holdings P.L.C	7,161	14,340
	Alliance Pharma P.L.C.	38,308	55,381
	Anglo Pacific Group P.L.C.	21,654	40,839
	Anglo-Eastern Plantations P.L.C.	1,293	11,069
*	AO World P.L.C.	21,772	68,138
	Appreciate Group P.L.C	13,054	4,630
	Aptitude Software Group P.L.C.	490	4,100
*	Arrow Global Group P.L.C.	8,788	37,250
*	Ascential P.L.C.	27,857	167,509
	Ashmore Group P.L.C.	37,560	198,353
*	Aston Martin Lagonda Global Holdings P.L.C.	1,227	33,260
	Avon Protection P.L.C.	4,187	157,975
*	Babcock International Group P.L.C.	63,196	224,607
	Bakkavor Group P.L.C.	12,388	21,731
	Balfour Beatty P.L.C.	80,248	337,946
*	Bank of Georgia Group P.L.C.	4,639	96,711

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Beazley P.L.C.	67,496	$367,422
	Begbies Traynor Group P.L.C.	7,753	14,964
	Bellway P.L.C.	12,375	565,009
*	Biffa P.L.C.	24,784	123,109
	Bloomsbury Publishing P.L.C.	9,948	49,892
	Bodycote P.L.C.	23,492	294,607
*	Boohoo Group P.L.C.	9,921	35,943
*	Breedon Group P.L.C.	17,090	25,605
	Brewin Dolphin Holdings P.L.C.	35,325	176,072
	Britvic P.L.C.	30,772	416,211
	Burford Capital, Ltd.	9,603	105,010
*	Bytes Technology Group P.L.C.	19,298	129,338
	Cairn Energy P.L.C.	64,356	114,109
*	Capita P.L.C.	137,424	67,324
*	Card Factory P.L.C.	36,595	30,332
	CareTech Holdings P.L.C.	7,585	66,959
	Carr's Group P.L.C.	4,336	9,507
	Castings P.L.C.	4,744	25,969
	Centamin P.L.C.	141,047	209,932
	Central Asia Metals P.L.C.	14,356	48,867
*	Centrica P.L.C.	512,566	323,444
	Chemring Group P.L.C.	36,102	154,139
	Chesnara P.L.C.	18,041	68,444
#*	Cineworld Group P.L.C.	74,014	65,287
*	Circassia Group P.L.C.	12,752	6,003
	Clarkson P.L.C.	3,542	158,777
	Clinigen Group P.L.C.	11,173	93,137
	Clipper Logistics P.L.C.	6,617	77,604
	Close Brothers Group P.L.C.	18,935	405,871
	CLS Holdings P.L.C.	19,418	68,568
	CMC Markets P.L.C.	13,141	81,912
	Coats Group P.L.C.	132,062	128,642
	Computacenter P.L.C.	9,400	355,338
	Concentric AB	4,906	112,894
	ContourGlobal P.L.C.	6,337	17,277
*	Costain Group P.L.C.	10,708	8,308
*	Countryside Properties P.L.C.	55,249	403,755
	Cranswick P.L.C.	6,351	356,847
*	Crest Nicholson Holdings P.L.C.	31,067	178,931
*	CVS Group P.L.C.	7,120	237,762
	Daily Mail & General Trust P.L.C., Class A	18,431	280,297
*	De La Rue P.L.C.	19,364	48,395
	Debenhams P.L.C.	107,504	0
	Devro P.L.C.	18,673	57,546
*	DFS Furniture P.L.C.	19,994	73,717
*	Dialight P.L.C.	1,573	6,873
*	Dialog Semiconductor P.L.C.	9,400	722,968
*	Dignity P.L.C.	5,679	62,783
	Diploma P.L.C.	14,431	592,816
	DiscoverIE Group P.L.C.	8,605	124,157
	Diversified Energy Co., P.L.C.	18,994	27,803
*	Dixons Carphone P.L.C.	128,311	230,155
	Domino's Pizza Group P.L.C.	53,047	309,087
	dotdigital group P.L.C.	28,305	97,542
	Drax Group P.L.C.	61,101	341,621
	Dunelm Group P.L.C.	12,393	228,345
*	easyJet P.L.C.	3,044	35,718
	EKF Diagnostics Holdings P.L.C.	40,219	41,928
	Electrocomponents P.L.C.	33,029	466,625

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Elementis P.L.C.	75,875	$150,211
	EMIS Group P.L.C.	5,893	105,664
*	EnQuest P.L.C.	147,138	49,575
*	Equiniti Group P.L.C.	47,466	118,068
*	Ergomed P.L.C.	1,067	18,234
*	Esken, Ltd.	42,560	10,578
	ESKEN, Ltd.	5,320	288
	Essentra P.L.C.	35,380	139,396
	Euromoney Institutional Investor P.L.C.	11,592	163,824
*	FD Technologies P.L.C.	772	25,117
	FDM Group Holdings P.L.C.	9,533	156,917
	Ferrexpo P.L.C.	46,878	313,338
	Fevertree Drinks P.L.C.	11,727	389,989
*	Firstgroup P.L.C.	183,986	211,076
	Forterra P.L.C.	19,451	81,585
*	Foxtons Group P.L.C.	34,139	25,916
*	Frasers Group P.L.C.	26,418	221,349
*	Frontier Developments P.L.C.	1,567	57,725
*	Fuller Smith & Turner P.L.C., Class A	4,390	51,386
*	Funding Circle Holdings P.L.C.	13,279	25,652
	Future P.L.C.	7,862	376,653
	Galliford Try Holdings P.L.C.	19,567	43,250
	Games Workshop Group P.L.C.	4,106	648,706
	Gamesys Group P.L.C.	7,493	191,859
	Gamma Communications P.L.C.	5,084	146,352
	GB Group P.L.C.	3,515	42,506
	Gem Diamonds, Ltd.	14,716	12,679
	Genel Energy P.L.C.	14,140	28,252
	Genuit Group P.L.C.	24,923	221,253
	Genus P.L.C.	2,102	161,067
*	Georgia Capital P.L.C.	3,318	29,019
*	Go-Ahead Group P.L.C. (The)	8,934	127,783
	Gooch & Housego P.L.C.	1,092	20,630
	Grafton Group P.L.C.	27,984	499,251
	Grainger P.L.C.	84,328	354,656
*	Greggs P.L.C.	12,425	476,098
	Gulf Keystone Petroleum, Ltd.	29,820	68,121
*	Gym Group P.L.C. (The)	16,204	61,982
	H&T Group P.L.C.	2,944	10,728
*	Halfords Group P.L.C.	23,225	114,788
*	Harbour Energy P.L.C.	4,381	19,899
	Harworth Group P.L.C.	5,108	11,132
*	Hays P.L.C.	191,986	394,661
	Headlam Group P.L.C.	13,204	97,027
	Helical P.L.C.	15,637	98,740
*	Helios Towers P.L.C.	47,591	108,336
	Henry Boot P.L.C.	13,323	50,598
	Hill & Smith Holdings P.L.C.	9,624	217,268
	Hilton Food Group P.L.C.	7,490	118,661
*	Hiscox, Ltd.	25,046	304,143
	Hochschild Mining P.L.C.	37,929	81,259
*	Hollywood Bowl Group P.L.C.	14,164	46,304
*	Hostelworld Group P.L.C.	3,800	5,185
	Hunting P.L.C.	21,793	63,549
*	Hyve Group P.L.C.	30,769	56,259
	Ibstock P.L.C.	53,200	158,075
	IDOX P.L.C.	25,839	25,073
	IG Group Holdings P.L.C.	45,561	564,439
	IMI P.L.C.	31,889	780,161

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Impax Asset Management Group P.L.C.	6,941	$116,490
	Inchcape P.L.C.	49,706	587,114
*	Indivior P.L.C.	73,610	168,770
	IntegraFin Holdings P.L.C.	16,604	122,444
*	International Personal Finance P.L.C.	23,747	49,294
	Interserve P.L.C.	22,564	0
	Investec P.L.C.	63,265	240,351
	iomart Group P.L.C.	10,345	37,411
	IP Group P.L.C.	105,804	169,293
*	IQE P.L.C.	9,953	6,579
*	J D Wetherspoon P.L.C.	10,655	167,979
	James Fisher & Sons P.L.C.	6,723	86,319
	James Halstead P.L.C.	7,833	58,303
*	JET2 P.L.C.	10,440	179,754
	John Laing Group P.L.C.	50,848	283,170
*	John Menzies P.L.C.	11,780	52,159
*	John Wood Group P.L.C.	72,360	219,192
*	Johnson Service Group P.L.C.	27,956	60,504
	JTC P.L.C.	8,689	77,312
	Jupiter Fund Management P.L.C.	55,656	209,169
*	Just Group P.L.C.	109,347	151,556
	Kainos Group P.L.C.	7,333	176,027
	Keller Group P.L.C.	9,571	117,159
*	Keywords Studios P.L.C.	1,881	76,536
*	Kier Group P.L.C.	58,589	102,686
*	Kin & Carta P.L.C.	23,381	78,023
	Lancashire Holdings, Ltd.	27,531	243,644
	Learning Technologies Group P.L.C.	40,139	119,696
	Liontrust Asset Management P.L.C.	5,395	156,920
*	Lookers P.L.C.	40,298	37,574
*	LSL Property Services P.L.C.	11,392	66,667
	Luceco P.L.C.	4,980	26,898
*	M&C Saatchi P.L.C.	3,423	6,283
	Macfarlane Group P.L.C.	6,000	9,332
	Man Group P.L.C.	179,299	492,357
*	Marks & Spencer Group P.L.C.	153,696	289,337
	Marshalls P.L.C.	26,672	270,557
*	Marston's P.L.C.	82,294	95,853
	McBride P.L.C.	30,429	35,598
*	Mears Group P.L.C.	19,018	50,220
*	Mediclinic International P.L.C.	46,009	178,098
*	Meggitt P.L.C.	52,696	343,434
*	Metro Bank P.L.C.	1,363	1,820
	Micro Focus International P.L.C.	21,250	118,399
	Midwich Group P.L.C.	2,895	23,687
*	Mitchells & Butlers P.L.C.	42,567	164,983
*	Mitie Group P.L.C.	185,228	163,164
	MJ Gleeson P.L.C.	5,541	63,599
	Moneysupermarket.com Group P.L.C.	53,903	190,241
	Morgan Advanced Materials P.L.C.	36,877	197,180
	Morgan Sindall Group P.L.C.	4,246	138,159
	Morses Club P.L.C.	4,600	5,247
	Mortgage Advice Bureau Holdings, Ltd.	2,589	47,880
*	Motorpoint group P.L.C.	7,418	36,293
	MP Evans Group P.L.C.	1,742	17,215
*	N Brown Group P.L.C.	29,795	20,743
*	Naked Wines P.L.C.	2,705	33,002
*	National Express Group P.L.C.	70,707	267,206
	NCC Group P.L.C.	31,420	137,380

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Network International Holdings P.L.C.	7,887	$37,347
	Next Fifteen Communications Group P.L.C.	7,435	92,938
	Nichols P.L.C.	707	14,332
	Ninety One P.L.C.	40,746	128,734
	Norcros P.L.C.	7,961	32,749
	Numis Corp. P.L.C.	6,616	32,897
*	On the Beach Group P.L.C.	11,039	49,892
	OSB Group P.L.C.	28,527	191,813
	Oxford Instruments P.L.C.	5,860	196,497
*	Pagegroup P.L.C.	38,665	330,310
	Pan African Resources P.L.C.	263,769	63,609
	Paragon Banking Group P.L.C.	34,167	262,301
	PayPoint P.L.C.	7,784	63,809
*	Pendragon P.L.C.	178,766	44,744
	Pennon Group P.L.C.	12,655	224,557
*	Petrofac, Ltd.	28,206	40,471
#*	Petropavlovsk P.L.C.	404,614	120,525
	Pets at Home Group P.L.C.	69,968	454,570
*	Pharos Energy P.L.C.	20,801	6,863
*	Photo-Me International P.L.C.	40,883	42,584
*	Playtech P.L.C.	34,619	177,974
	Plus500, Ltd.	9,377	182,489
	Polar Capital Holdings P.L.C.	8,674	106,050
	Porvair P.L.C.	3,538	30,479
*	PPHE Hotel Group, Ltd.	814	17,495
	Premier Foods P.L.C.	78,429	121,334
*	Provident Financial P.L.C.	19,353	76,182
*	PureTech Health P.L.C.	20,868	93,306
*	Purplebricks Group P.L.C.	17,328	17,463
	PZ Cussons P.L.C.	27,657	96,510
	QinetiQ Group P.L.C.	71,703	327,819
	Quilter P.L.C.	194,148	432,783
*	Rank Group P.L.C.	24,101	55,092
	Rathbone Brothers P.L.C.	6,710	174,821
*	Raven Property Group, Ltd.	24,807	9,735
	Reach P.L.C.	50,217	268,436
	Record P.L.C.	11,865	14,534
	Redcentric P.L.C.	6,137	11,616
	Redde Northgate P.L.C.	21,305	125,247
	Redrow P.L.C.	33,289	297,421
	Renew Holdings P.L.C.	4,833	50,133
*	Renewi P.L.C.	9,334	66,917
	Renishaw P.L.C.	2,616	186,085
*	Restaurant Group P.L.C. (The)	68,039	108,532
	Ricardo P.L.C.	5,446	28,667
	RM P.L.C.	8,839	30,688
	Robert Walters P.L.C.	5,699	52,955
	Rotork P.L.C.	112,248	562,893
	Royal Mail P.L.C.	113,292	793,766
*	RPS Group P.L.C.	39,439	59,751
	RWS Holdings P.L.C.	22,707	178,711
	S&U P.L.C.	354	13,277
	Sabre Insurance Group P.L.C.	20,051	64,618
*	Saga P.L.C.	8,736	42,987
	Sanne Group P.L.C.	9,972	116,870
	Savills P.L.C.	16,882	269,627
	ScS Group P.L.C.	313	1,269
*	Senior P.L.C.	81,040	182,342
	Serco Group P.L.C.	23,905	46,996

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Serica Energy P.L.C.	5,744	$12,480
	Severfield P.L.C.	28,520	31,351
*	SIG P.L.C.	138,693	87,817
	Sirius Real Estate, Ltd.	66,306	109,578
	Smart Metering Systems P.L.C.	5,541	69,511
	Smiths News P.L.C.	19,640	11,715
	Softcat P.L.C.	14,958	401,974
*	SolGold P.L.C.	16,846	6,428
	Spectris P.L.C.	13,924	691,137
*	Speedy Hire P.L.C.	40,705	39,596
*	Spire Healthcare Group P.L.C.	44,227	136,359
	Spirent Communications P.L.C.	77,650	274,138
*	Sportech P.L.C.	13,686	5,502
*	SSP Group P.L.C.	79,011	286,524
	St. Modwen Properties P.L.C.	30,939	240,132
*	Stagecoach Group P.L.C.	35,849	37,222
	SThree P.L.C.	13,227	92,044
	Stock Spirits Group P.L.C.	24,762	88,375
	Strix Group P.L.C.	17,224	81,945
*	Studio Retail Group P.L.C.	5,420	21,540
	STV Group P.L.C.	2,980	15,132
*	Superdry P.L.C.	8,233	42,878
	Synthomer P.L.C.	42,209	310,459
	Tate & Lyle P.L.C.	50,269	515,701
*	Ted Baker P.L.C.	12,733	23,196
	Telecom Plus P.L.C.	7,802	111,114
*	Telit Communications P.L.C.	10,362	32,723
	Thomas Cook Group P.L.C.	133,576	0
	TI Fluid Systems P.L.C., Class B	7,253	31,238
*	Topps Tiles P.L.C.	21,096	20,042
	TP ICAP Group P.L.C.	95,925	260,803
*	Travis Perkins P.L.C.	25,711	608,108
	Treatt P.L.C.	4,060	59,180
	Trellus Health, Ltd.	1,748	0
*	Trifast P.L.C.	13,605	26,915
	TT Electronics P.L.C.	20,485	76,020
*	Tullow Oil P.L.C.	184,058	114,718
	Tyman P.L.C.	12,921	75,996
*	U & I Group P.L.C.	21,649	27,512
	UDG Healthcare P.L.C.	13,251	198,453
	Ultra Electronics Holdings P.L.C.	9,461	416,602
	Vectura Group P.L.C.	75,025	158,191
*	Vertu Motors P.L.C.	37,928	24,642
	Vesuvius P.L.C.	27,996	207,671
	Victrex P.L.C.	10,684	394,001
*	Virgin Money UK P.L.C.	101,790	282,626
	Vistry Group P.L.C.	24,984	414,067
	Vitec Group P.L.C. (The)	4,188	77,970
	Vivo Energy P.L.C.	33,222	48,460
	Volex P.L.C.	13,025	63,544
	Volution Group P.L.C.	17,166	112,781
	Vp P.L.C.	3,850	50,830
*	Watches of Switzerland Group P.L.C.	13,120	183,499
	Watkin Jones P.L.C.	21,910	70,813
*	WH Smith P.L.C.	8,253	186,137
*	Wickes Group P.L.C.	30,483	106,470
	Wilmington P.L.C.	6,879	20,922
	Wincanton P.L.C.	14,194	81,627
*	Xaar P.L.C.	10,372	31,142

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Young & Co's Brewery P.L.C.	1	$12
*	Young & Co's Brewery P.L.C., Class A	1,884	42,397
	Zotefoams P.L.C.	3,070	18,992
TOTAL UNITED KINGDOM			45,424,420
UNITED STATES — (0.2%)
*	Arko Corp.	4,209	34,871
	Ovintiv, Inc.	5,213	134,002
	Primo Water Corp.	18,495	305,236
*	Samsonite International SA	43,800	81,525
TOTAL UNITED STATES			555,634
TOTAL COMMON STOCKS			304,849,856
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Biotest AG	2,447	103,893
	Draegerwerk AG & Co., KGaA	1,189	109,283
	Fuchs Petrolub SE	6,813	339,482
	Jungheinrich AG	6,075	334,197
	Sixt SE	1,905	157,856
	STO SE & Co., KGaA	368	93,399
	Villeroy & Boch AG	1,074	26,244
TOTAL GERMANY			1,164,354
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	13,848	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	7,475	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	390	1,875
*	Pan American Silver Corp. Rights 02/22/29	19,894	16,512
*	Treasury Metals, Inc. Warrants 08/07/23	458	147
TOTAL CANADA			18,534
ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	7,142	482
JAPAN — (0.0%)
*	Fuji Kosan Co., Ltd. Anrechte Rights 09/30/22	1,000	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0
TOTAL RIGHTS/WARRANTS			19,016
TOTAL INVESTMENT SECURITIES (Cost $251,804,656)			306,033,226

VA International Small Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	1,503,834	$17,399,363
TOTAL INVESTMENTS — (100.0%)
(Cost $269,202,820)^^			$323,432,589
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,058	$20,044,651	—	$20,053,709
Austria	—	5,051,711	—	5,051,711
Belgium	39,626	4,537,911	—	4,577,537
Canada	31,427,080	352	—	31,427,432
China	—	23,294	—	23,294
Denmark	—	6,751,090	—	6,751,090
Finland	—	7,428,895	—	7,428,895
France	—	13,159,019	—	13,159,019
Germany	—	20,065,339	—	20,065,339
Hong Kong	20,175	7,070,007	—	7,090,182
Ireland	—	1,522,860	—	1,522,860
Israel	202,898	4,415,653	—	4,618,551
Italy	20	10,323,411	—	10,323,431
Japan	—	69,511,817	—	69,511,817
Luxembourg	—	19,057	—	19,057
Netherlands	121,991	8,073,031	—	8,195,022
New Zealand	—	1,513,166	—	1,513,166
Norway	2,971	2,777,840	—	2,780,811
Portugal	816	810,493	—	811,309
Singapore	—	3,674,727	—	3,674,727
Spain	—	6,715,420	—	6,715,420
Sweden	53,901	12,533,952	—	12,587,853
Switzerland	—	20,954,307	—	20,954,307
United Arab Emirates	—	13,263	—	13,263
United Kingdom	288	45,424,132	—	45,424,420
United States	439,238	116,396	—	555,634
Preferred Stocks
Germany	—	1,164,354	—	1,164,354
Rights/Warrants
Canada	—	18,534	—	18,534
Italy	—	482	—	482
Securities Lending Collateral	—	17,399,363	—	17,399,363
TOTAL	$32,318,062	$291,114,527	—	$323,432,589

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (28.8%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.129%, 12/15/21	6,650	$6,650,586
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.129%, 12/15/21	3,600	3,600,650
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.284%, 09/10/21	3,000	3,000,510
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r)	0.929%, 08/27/21	1,844	1,845,025
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	3,000	3,000,215
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)Ω	0.961%, 09/06/21	1,000	1,000,818
Dexia Credit Local SA
	1.875%, 09/15/21	1,000	1,002,040
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.246%, 11/15/21	3,500	3,500,805
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.225%, 03/11/22	2,000	2,000,940
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.294%, 08/19/22	6,493	6,504,687
(r)	0.307%, 03/13/23	790	791,936
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)	0.334%, 06/10/22	2,750	2,754,768
		Face Amount	Value†
		(000)
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
#(r)	0.105%, 10/25/21	4,000	$4,000,008
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.307%, 09/16/22	3,446	3,452,651
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.209%, 10/12/21	7,000	7,000,602
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23	5,500	5,502,420
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.217%, 08/23/21	2,000	2,000,121
International Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.180%, FRN
(r)	0.299%, 12/15/21	1,000	1,000,660
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.230%, 02/24/22	2,500	2,500,888
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.258%, 09/08/21	1,000	1,000,140
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.399%, 03/15/22	8,200	8,211,316

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.189%, 12/15/21	3,000	$3,000,599
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.160%, 11/22/21	1,000	1,000,018
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.239%, 12/13/21	700	700,264
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.049%, 12/19/22	5,000	5,060,250
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.263%, 06/02/23	3,500	3,503,441
Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.290%, 01/06/23	713	713,598
TOTAL BONDS			84,299,956
CERTIFICATES OF DEPOSIT — (4.9%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.168%, 03/10/22	3,000	3,000,205
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	1,500	1,500,587
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	3,000	3,000,196
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.175%, 03/11/22	6,000	6,001,145
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.220%, 04/19/22	1,000	1,000,282
TOTAL CERTIFICATES OF DEPOSIT			14,502,415
	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (5.3%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r) 0.084%, 04/30/23	7,250	$7,250,843
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.099%, 01/31/23	8,250	8,253,695
TOTAL U.S. TREASURY OBLIGATIONS		15,504,538
TOTAL INVESTMENT SECURITIES (Cost $114,269,230)		114,306,909

COMMERCIAL PAPER — (60.3%)
Apple, Inc.
Ω	0.050%, 09/21/21	750	749,939
Ω	0.070%, 10/22/21	4,750	4,749,335
Banque Et Caisse
	0.070%, 10/19/21	1,750	1,749,685
Banque Et Caisse d’Epargne de l’Etat
	0.132%, 08/11/21	1,750	1,749,959
	0.110%, 09/02/21	1,500	1,499,887
	0.100%, 09/08/21	1,000	999,911
	0.100%, 09/13/21	2,000	1,999,800
BNG Bank NV
Ω	0.061%, 08/09/21	1,750	1,749,966
	0.071%, 09/14/21	4,750	4,749,393
Caisse des Depots et Consignations
	0.061%, 08/05/21	3,500	3,499,954
Ω	0.086%, 10/20/21	2,500	2,499,448
Ω	0.086%, 10/27/21	250	249,938
Canadian Imperial Bank of Commerce
Ω	0.140%, 12/01/21	4,250	4,248,522
CDP Financial, Inc.
Ω	0.090%, 10/29/21	2,500	2,499,374
Ω	0.140%, 11/01/21	500	499,873
Ω	0.130%, 11/08/21	3,500	3,499,087
Ω	0.101%, 11/09/21	1,750	1,749,544
Chevron Corp.
Ω	0.040%, 09/16/21	5,500	5,499,413
Cooperatieve Rabobank UA
	0.150%, 10/04/21	1,000	999,868
Corpoerative Centrale Bank
	0.152%, 10/27/21	2,250	2,249,555
	0.150%, 12/08/21	5,000	4,998,290
DNB NOR Bank ASA
Ω	0.105%, 10/26/21	4,000	3,999,316
Ω	0.117%, 11/18/21	3,000	2,999,223
Erste Abwicklungsanstalt
Ω	0.152%, 08/20/21	1,500	1,499,918

VA Short-Term Fixed Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
	0.120%, 08/04/21	2,500	$2,499,969
Ω	0.100%, 10/05/21	3,250	3,249,383
European Investment Bank
	0.122%, 10/18/21	4,500	4,499,030
	0.081%, 10/27/21	1,200	1,199,703
Export Development Canada
	0.112%, 09/02/21	3,500	3,499,802
	0.100%, 09/02/21	2,750	2,749,844
	0.080%, 09/02/21	1,000	999,943
FMS Wertmanagement
Ω	0.132%, 08/10/21	1,500	1,499,963
Ω	0.086%, 08/12/21	500	499,986
Ω	0.100%, 10/19/21	1,000	999,782
KFW International Finance, Inc.
	0.051%, 08/02/21	3,000	2,999,983
Ω	0.091%, 11/02/21	2,000	1,999,514
Kingdom of Denmark
	0.041%, 08/02/21	750	749,997
	0.071%, 08/27/21	4,750	4,749,778
Massachusetts Mut Life Ins Co.
	0.051%, 08/05/21	6,000	5,999,930
Nederlandse Waterschapsbank NV
Ω	0.140%, 10/25/21	2,500	2,499,341
Ω	0.100%, 10/04/21	1,200	1,199,776
Ω	0.101%, 10/12/21	1,250	1,249,730
Ω	0.105%, 10/27/21	500	499,864
Nordea Bank Abp
Ω	0.065%, 09/15/21	2,000	1,999,791
Ω	0.127%, 12/20/21	1,000	999,523
Novartis Finance SA
Ω	0.000%, 12/31/49	3,750	3,749,937
NRW Bank
Ω	0.127%, 08/03/21	2,000	1,999,983
	0.080%, 08/02/21	3,500	3,499,978
Ω	0.070%, 08/27/21	1,500	1,499,897
Ontario Teachers Finance Trust
Ω	0.100%, 10/13/21	2,000	1,999,729
Province of Alberta
Ω	0.200%, 01/12/22	750	749,672
Ω	0.090%, 10/07/21	1,000	999,822
Province of British Columbia
	0.065%, 09/02/21	3,000	2,999,830
PSP Capital, Inc.
	0.122%, 08/05/21	2,750	2,749,968
Ω	0.162%, 10/14/21	6,000	5,998,923
Queensland Treasury Corp.
	0.112%, 08/16/21	1,250	1,249,965
		FaceAmount	Value†
		(000)
	0.120%, 09/13/21	5,000	$4,999,625
Sanofi
Ω	0.050%, 09/30/21	5,000	4,999,475
Shell International Finance BV
Ω	0.230%, 08/23/21	2,000	1,999,897
Skandinaviska Enskilda Banken AB
Ω	0.190%, 10/29/21	2,000	1,999,494
Ω	0.193%, 12/16/21	2,500	2,498,880
Ω	0.090%, 10/06/21	750	749,880
Svenska Handelsbanken AB
Ω	0.170%, 09/02/21	1,000	999,933
Ω	0.180%, 10/05/21	5,000	4,999,209
Ω	0.180%, 11/09/21	1,750	1,749,504
Ω	0.170%, 12/03/21	500	499,818
Swed Bank AB
	0.172%, 08/04/21	1,000	999,992
Swedbank AB
	0.120%, 12/22/21	2,750	2,748,804
	0.120%, 10/22/21	1,750	1,749,682
SwedBank AB
	0.175%, 08/25/21	3,000	2,999,870
Total Capital Canada, Ltd.
	0.183%, 08/03/21	5,000	4,999,952
	0.150%, 08/18/21	500	499,978
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.180%, 02/07/22	2,000	1,999,985
TOTAL COMMERCIAL PAPER (Cost $176,617,681)			176,625,512

		Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	598,786	598,786
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	117,050	1,354,270
TOTAL INVESTMENTS — (100.0%)
(Cost $292,839,967)^^			$292,885,477

VA Short-Term Fixed Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$84,299,956	—	$84,299,956
Certificates of Deposit	—	14,502,415	—	14,502,415
U.S. Treasury Obligations	—	15,504,538	—	15,504,538
Commercial Paper	—	176,625,512	—	176,625,512
Temporary Cash Investments	$598,786	—	—	598,786
Securities Lending Collateral	—	1,354,270	—	1,354,270
TOTAL	$598,786	$292,286,691	—	$292,885,477

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (54.1%)
AUSTRALIA — (7.7%)
Australia & New Zealand Banking Group, Ltd., Floating Rate Note
(r)	3M Swap + 1.030%, FRN, 1.055%, 12/06/23	AUD	500	$374,312
(r)	3M Swap + 0.770%, FRN, 0.806%, 08/29/24	AUD	500	373,117
(r)	3M Swap + 0.760%, FRN, 0.784%, 01/16/25	AUD	10,500	7,827,614
Australia Government Bond
	0.250%, 11/21/25	AUD	4,000	2,909,103
	4.250%, 04/21/26	AUD	800	689,206
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.130%, FRN
(r)	1.155%, 01/11/24	AUD	500	375,331
National Australia Bank, Ltd., Floating Rate Note
(r)	3M Swap + 0.920%, FRN, 0.948%, 06/19/24	AUD	2,000	1,497,239
(r)	3M Swap + 0.770%, FRN, 0.796%, 01/21/25	AUD	5,000	3,731,392
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	7,800	6,613,587
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	800	584,668
Westpac Banking Corp.
	1.150%, 06/03/26		150	151,522
	4.125%, 06/04/26	AUD	500	419,460
Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 1.140%, FRN, 1.165%, 04/24/24	AUD	4,500	3,386,883
(r)	3M Swap + 0.880%, FRN, 0.919%, 08/16/24	AUD	3,000	2,245,542
TOTAL AUSTRALIA				31,178,976
AUSTRIA — (0.7%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		2,800	2,775,024
			Face Amount^	Value†
			(000)
BELGIUM — (0.1%)
Dexia Credit Local SA
Ω	1.125%, 04/09/26		500	$507,586
CANADA — (12.2%)
Canada Government International Bond
	0.750%, 05/19/26		11,740	11,767,072
Province of Alberta Canada
	2.200%, 06/01/26	CAD	3,100	2,608,786
Province of British Columbia Canada
#	0.900%, 07/20/26		5,700	5,734,907
Province of Manitoba Canada
	2.550%, 06/02/26	CAD	1,100	940,255
Province of Ontario Canada
#	0.625%, 01/21/26		3,750	3,730,197
	1.050%, 04/14/26		5,000	5,058,250
	2.400%, 06/02/26	CAD	3,500	2,973,120
Province of Quebec Canada
	2.500%, 04/20/26		267	288,546
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.844%, 10/13/24	CAD	3,750	3,065,916
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	200	158,745
Ω	1.000%, 06/29/26		2,458	2,483,831
Toronto-Dominion Bank (The)
	3.005%, 05/30/23	CAD	2,020	1,686,917
	0.750%, 09/11/25		350	348,020
	1.128%, 12/09/25	CAD	2,600	2,058,535
	0.750%, 01/06/26		2,710	2,692,611
	1.200%, 06/03/26		3,939	3,976,628
TOTAL CANADA				49,572,336
DENMARK — (0.7%)
Kommunekredit
	0.500%, 01/28/26		2,764	2,738,848
FINLAND — (0.5%)
Kuntarahoitus Oyj
	0.625%, 03/20/26		1,300	1,289,228
Nordea Bank Abp
Ω	0.750%, 08/28/25		800	794,746
TOTAL FINLAND				2,083,974
FRANCE — (3.0%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		4,200	4,175,472

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Caisse d'Amortissement de la Dette Sociale
	0.625%, 02/18/26		2,400	$2,385,992
Ω	0.625%, 02/18/26		400	397,751
Dexia Credit Local SA
	1.125%, 04/09/26		2,000	2,030,346
SFIL SA
	0.625%, 02/09/26		3,400	3,377,050
TOTAL FRANCE				12,366,611
GERMANY — (4.5%)
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	10,000	1,141,501
	1.625%, 04/03/24	NOK	5,000	575,538
	0.625%, 01/22/26		3,240	3,234,360
	0.750%, 02/19/26	CAD	4,500	3,568,331
Landwirtschaftliche Rentenbank
	4.250%, 01/09/25	AUD	1,000	825,906
	0.875%, 03/30/26		8,400	8,465,669
	4.750%, 05/06/26	AUD	400	347,449
State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		200	202,389
TOTAL GERMANY				18,361,143
NETHERLANDS — (2.0%)
BNG Bank NV
	2.375%, 03/16/26		1,000	1,075,108
Ω	0.875%, 05/18/26		6,300	6,339,530
	0.875%, 05/18/26		668	672,039
Shell International Finance BV
	2.875%, 05/10/26		200	217,522
TOTAL NETHERLANDS				8,304,199
NEW ZEALAND — (0.6%)
New Zealand Government Bond
	0.500%, 05/15/26	NZD	3,650	2,467,607
NORWAY — (1.8%)
Equinor ASA
	1.750%, 01/22/26		1,000	1,033,795
Kommunalbanken A.S.
	0.500%, 01/13/26		1,000	990,670
Norway Government Bond
Ω	1.750%, 03/13/25	NOK	44,500	5,196,296
TOTAL NORWAY				7,220,761
SINGAPORE — (0.4%)
Singapore Government Bond
	2.125%, 06/01/26	SGD	1,000	786,088
			Face Amount^	Value†
			(000)
SINGAPORE — (Continued)
United Overseas Bank, Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)	0.555%, 07/25/22	AUD	1,200	$884,438
TOTAL SINGAPORE				1,670,526
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.0%)
African Development Bank
#	0.875%, 03/23/26		8,050	8,108,282
	0.875%, 07/22/26		2,700	2,711,750
Asian Development Bank
	1.000%, 04/14/26		10,500	10,645,324
	0.500%, 05/05/26	AUD	1,000	722,719
Asian Infrastructure Investment Bank (The)
	0.500%, 01/27/26		2,587	2,567,603
	1.000%, 05/06/26	AUD	500	369,957
European Bank for Reconstruction & Development
	0.500%, 01/28/26		11,000	10,914,317
European Investment Bank
	1.500%, 05/12/22	NOK	8,840	1,007,951
	0.375%, 03/26/26		5,576	5,487,546
Inter American Investment Corp.
	0.625%, 02/10/26		300	297,993
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,500	1,245,095
	2.750%, 10/30/25	AUD	300	238,866
	4.400%, 01/26/26	CAD	277	254,487
	0.875%, 04/20/26		8,100	8,169,781
	4.250%, 06/11/26	AUD	1,500	1,279,344
International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	4,000	462,995
	0.625%, 01/14/26	CAD	3,200	2,520,952
Nordic Investment Bank
	1.375%, 06/19/23	NOK	18,000	2,057,263
	1.875%, 04/10/24	NOK	6,000	694,960
	0.500%, 01/21/26		500	495,361
	3.400%, 02/06/26	AUD	600	490,465
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				60,743,011
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		200	199,428
SWITZERLAND — (0.3%)
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		300	296,820

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		800	$801,426
Ω	2.625%, 05/15/26		200	214,976
TOTAL SWITZERLAND				1,313,222
UNITED KINGDOM — (0.3%)
Transport for London
	2.250%, 08/09/22	GBP	733	1,036,518
UNITED STATES — (4.2%)
Amazon.com, Inc.
	1.000%, 05/12/26		2,500	2,526,453
Apple, Inc.
	0.700%, 02/08/26		2,650	2,636,877
	3.250%, 02/23/26		1,912	2,103,511
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		700	767,597
Cisco Systems, Inc.
	2.950%, 02/28/26		500	545,114
Merck & Co., Inc.
	0.750%, 02/24/26		1,533	1,531,434
National Securities Clearing Corp.
Ω	0.750%, 12/07/25		5,400	5,364,517
	0.750%, 12/07/25		1,250	1,241,786
Visa, Inc.
	3.150%, 12/14/25		300	329,029
TOTAL UNITED STATES				17,046,318
TOTAL BONDS				219,586,088
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (42.7%)
U.S. Treasury Notes
0.375%, 12/31/25	2,000	$1,979,062
0.375%, 01/31/26	29,000	28,671,485
0.500%, 02/28/26	24,000	23,846,250
0.750%, 03/31/26	44,500	44,699,902
2.250%, 03/31/26	11,000	11,809,102
0.750%, 04/30/26	14,000	14,057,969
2.375%, 04/30/26	5,000	5,400,391
1.625%, 05/15/26	15,000	15,673,242
0.750%, 05/31/26	24,000	24,082,500
2.125%, 05/31/26	3,000	3,206,719
TOTAL U.S. TREASURY OBLIGATIONS		173,426,622
TOTAL INVESTMENT SECURITIES (Cost $390,005,765)		393,012,710

		Shares
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	1,114,176	12,891,014
TOTAL INVESTMENTS — (100.0%)
(Cost $402,896,779)^^			$405,903,724

As of July 31, 2021, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,382,583	AUD	9,810,650	Citibank, N.A.	08/03/21	$183,036
USD	32,398,498	AUD	41,860,434	State Street Bank and Trust	08/03/21	1,679,212
USD	1,617,110	NZD	2,285,851	Citibank, N.A.	08/05/21	24,564
USD	882,125	NZD	1,251,807	State Street Bank and Trust	08/05/21	9,995
USD	11,422,591	NOK	98,739,831	JP Morgan	08/09/21	246,062
EUR	2,229,579	USD	2,891,551	Citibank, N.A.	08/17/21	15,044
USD	37,875,126	AUD	51,236,359	Citibank, N.A.	09/15/21	267,703
Total Appreciation						$2,425,616
AUD	51,671,084	USD	38,187,483	Citibank, N.A.	08/03/21	$(268,649)
USD	3,927,823	EUR	2,975,842	Citibank, N.A.	08/17/21	(16,110)
USD	783,665	SGD	1,066,555	Citibank, N.A.	08/20/21	(3,471)
USD	20,799,001	CAD	26,158,423	Citibank, N.A.	08/30/21	(167,406)

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	1,312,169	USD	1,054,678	Citibank, N.A.	08/30/21	$(2,953)
Total (Depreciation)						$(458,589)
Total Appreciation (Depreciation)						$1,967,027
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$31,178,976	—	$31,178,976
Austria	—	2,775,024	—	2,775,024
Belgium	—	507,586	—	507,586
Canada	—	49,572,336	—	49,572,336
Denmark	—	2,738,848	—	2,738,848
Finland	—	2,083,974	—	2,083,974
France	—	12,366,611	—	12,366,611
Germany	—	18,361,143	—	18,361,143
Netherlands	—	8,304,199	—	8,304,199
New Zealand	—	2,467,607	—	2,467,607
Norway	—	7,220,761	—	7,220,761
Singapore	—	1,670,526	—	1,670,526
Supranational Organization Obligations	—	60,743,011	—	60,743,011
Sweden	—	199,428	—	199,428
Switzerland	—	1,313,222	—	1,313,222
United Kingdom	—	1,036,518	—	1,036,518
United States	—	17,046,318	—	17,046,318
U.S. Treasury Obligations	—	173,426,622	—	173,426,622
Securities Lending Collateral	—	12,891,014	—	12,891,014
Forward Currency Contracts**	—	1,967,027	—	1,967,027
TOTAL	—	$407,870,751	—	$407,870,751
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
Treasury Inflation Protected Security
0.625%, 01/15/26	3,709	$4,176,462
0.125%, 07/15/26	5,951	6,626,350
0.375%, 01/15/27	13,537	15,282,739
2.375%, 01/15/27	10,710	13,346,743
0.375%, 07/15/27	9,022	10,284,224
0.500%, 01/15/28	17,070	19,592,294
1.750%, 01/15/28	12,435	15,355,228
3.625%, 04/15/28	11,468	15,769,223
0.750%, 07/15/28	8,416	9,901,644
0.875%, 01/15/29	5,329	6,330,933
2.500%, 01/15/29	11,219	14,795,847
3.875%, 04/15/29	12,753	18,345,789
0.250%, 07/15/29	1,683	1,925,380
0.125%, 01/15/30	18,253	20,622,577
0.125%, 07/15/30	420	476,944
3.375%, 04/15/32	12,463	18,883,884
2.125%, 02/15/40	9,276	14,215,550
2.125%, 02/15/41	3,625	5,620,792
TOTAL U.S. TREASURY OBLIGATIONS Cost ($191,912,910)		211,552,603

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	524,287	524,287
TOTAL INVESTMENTS — (100.0%)
(Cost $192,437,197)^^		$212,076,890
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$211,552,603	—	$211,552,603
Temporary Cash Investments	$524,287	—	—	524,287
TOTAL	$524,287	$211,552,603	—	$212,076,890

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,777,737	$56,798,696
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,426,699	23,212,394
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	2,159,917	23,175,913
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	2,352,878	23,175,845
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	580,270	20,263,027
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	417,018	10,717,363
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	931,687	9,270,282
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	908,851	9,270,282
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	128,277	4,072,788
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	189,578	2,576,371
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	47,866	2,273,618
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	168,962	861,709
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,512,823)		$185,668,288

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $25,794)	25,794	25,794
TOTAL INVESTMENTS — (100.0%) (Cost $132,538,617)^^		$185,694,082
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$185,668,288	—	—	$185,668,288
Temporary Cash Investments	25,794	—	—	25,794
TOTAL	$185,694,082	—	—	$185,694,082

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.9%)
*	Altice USA, Inc., Class A	39,600	$1,216,908
	Cable One, Inc.	1,261	2,380,756
*	Facebook, Inc., Class A	22,669	8,076,965
	Interpublic Group of Cos., Inc. (The)	1	35
*	Live Nation Entertainment, Inc.	453	35,737
*	Netflix, Inc.	21,102	10,921,762
	Verizon Communications, Inc.	32,446	1,809,838
TOTAL COMMUNICATION SERVICES			24,442,001
CONSUMER DISCRETIONARY — (19.6%)
*	Amazon.com, Inc.	42,840	142,553,956
*	Aptiv P.L.C.	15,624	2,606,864
	Best Buy Co., Inc.	104,098	11,695,410
*	Booking Holdings, Inc.	5,376	11,710,326
*	Bright Horizons Family Solutions, Inc.	187	27,956
*	Burlington Stores, Inc.	28,440	9,521,712
	Darden Restaurants, Inc.	32,128	4,686,833
	Dollar General Corp.	28,329	6,590,459
	eBay, Inc.	276,696	18,873,434
*	Hilton Worldwide Holdings, Inc.	46,233	6,077,328
	Home Depot, Inc. (The)	322,959	105,991,914
*	Las Vegas Sands Corp.	5,815	246,265
	Leggett & Platt, Inc.	643	30,883
	Lowe's Cos., Inc.	212,743	40,993,449
*	Lululemon Athletica, Inc.	16,356	6,545,180
*	Marriott International, Inc., Class A	76,267	11,133,457
	McDonald's Corp.	15,927	3,865,642
	NIKE, Inc., Class B	210,730	35,299,382
*	NVR, Inc.	930	4,857,018
*	O'Reilly Automotive, Inc.	27,325	16,499,928
	Pool Corp.	16,700	7,979,594
	Ross Stores, Inc.	67,051	8,226,487
	Service Corp. International	49,212	3,075,258
	Starbucks Corp.	343,683	41,733,427
	Target Corp.	117,211	30,597,932
	TJX Cos., Inc. (The)	170,558	11,736,096
	Tractor Supply Co.	61,121	11,058,622
	Travel & Leisure Co.	2,115	109,557
*	Ulta Beauty, Inc.	12,151	4,080,306
	VF Corp.	25,060	2,009,812
	Yum! Brands, Inc.	12,200	1,602,958
TOTAL CONSUMER DISCRETIONARY			562,017,445
CONSUMER STAPLES — (10.0%)
	Altria Group, Inc.	791,782	38,037,207
	Brown-Forman Corp., Class A	15,971	1,068,300
	Brown-Forman Corp., Class B	95,023	6,739,031
#	Campbell Soup Co.	80,656	3,526,280
	Church & Dwight Co., Inc.	75,835	6,565,794
	Clorox Co. (The)	71,957	13,016,302
	Coca-Cola Co. (The)	979,791	55,877,481
	Costco Wholesale Corp.	91,101	39,147,922

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc. (The), Class A	29,099	$9,714,119
*	Herbalife Nutrition, Ltd.	68,088	3,468,403
	Hershey Co. (The)	57,200	10,231,936
	Kellogg Co.	89,810	5,690,362
	Kimberly-Clark Corp.	67,976	9,225,703
	Lamb Weston Holdings, Inc.	67,768	4,524,869
*	Monster Beverage Corp.	44,632	4,209,690
	PepsiCo, Inc.	364,909	57,272,468
	Procter & Gamble Co. (The)	73,327	10,429,299
	Sysco Corp.	124,520	9,239,384
TOTAL CONSUMER STAPLES			287,984,550
ENERGY — (0.2%)
*	Cheniere Energy, Inc.	60,161	5,109,474
FINANCIALS — (3.6%)
	American Express Co.	1,089	185,707
	Aon P.L.C., Class A	60,490	15,729,215
#*	Credit Acceptance Corp.	1,916	928,819
	Erie Indemnity Co., Class A	6,653	1,230,073
	FactSet Research Systems, Inc.	14,855	5,307,394
	LPL Financial Holdings, Inc.	18,799	2,651,411
	MarketAxess Holdings, Inc.	7,981	3,792,332
	Marsh & McLennan Cos., Inc.	28,098	4,136,588
	Moody's Corp.	40,194	15,112,944
	MSCI, Inc., Class A	40,997	24,432,572
	S&P Global, Inc.	69,555	29,819,620
TOTAL FINANCIALS			103,326,675
HEALTH CARE — (12.3%)
	AbbVie, Inc.	666,151	77,473,361
*	Align Technology, Inc.	2,902	2,019,212
	Amgen, Inc.	232,191	56,083,414
*	Avantor, Inc.	84,596	3,179,118
	Cardinal Health, Inc.	160,621	9,537,675
*	DaVita, Inc.	24,000	2,886,000
*	Edwards Lifesciences Corp.	3	337
	Eli Lilly and Co.	241,675	58,847,862
	Encompass Health Corp.	24,102	2,006,491
	HCA Healthcare, Inc.	32,550	8,078,910
*	Hologic, Inc.	34,266	2,571,321
*	IDEXX Laboratories, Inc.	51,281	34,795,697
*	IQVIA Holdings, Inc.	3,700	916,490
	Johnson & Johnson	57,994	9,986,567
	Merck & Co., Inc.	419,958	32,282,171
*	Mettler-Toledo International, Inc.	14,091	20,766,048
*	Molina Healthcare, Inc.	12,106	3,305,059
*	Organon & Co.	41,995	1,218,275
	ResMed, Inc.	10,087	2,741,647
*	Waters Corp.	13,724	5,349,752
	West Pharmaceutical Services, Inc.	367	151,105
	Zoetis, Inc.	98,882	20,043,381
TOTAL HEALTH CARE			354,239,893
INDUSTRIALS — (13.9%)
	3M Co.	177,074	35,050,028
	Allegion P.L.C.	37,179	5,078,651
*	Boeing Co. (The)	82,836	18,760,697

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp., Class A	52,858	$4,535,745
	BWX Technologies, Inc.	7,871	452,032
	Caterpillar, Inc.	51,641	10,676,777
	CH Robinson Worldwide, Inc.	69,067	6,158,704
	Cintas Corp.	23,873	9,410,259
*	Copart, Inc.	69,303	10,187,541
	Deere & Co.	23,905	8,643,809
	Donaldson Co., Inc.	36,656	2,426,261
	Emerson Electric Co.	15,647	1,578,626
	Equifax, Inc.	3,364	876,658
	Expeditors International of Washington, Inc.	49,897	6,399,290
	Fastenal Co.	238,536	13,064,617
*	Generac Holdings, Inc.	1,093	458,361
	General Dynamics Corp.	282	55,280
	Graco, Inc.	26,482	2,067,715
	HEICO Corp.	583	78,851
	HEICO Corp., Class A	338	40,996
	Honeywell International, Inc.	110,833	25,911,647
	Huntington Ingalls Industries, Inc.	10,191	2,090,480
*	IAA, Inc.	35,354	2,138,210
	Illinois Tool Works, Inc.	86,871	19,691,050
	JB Hunt Transport Services, Inc.	56,826	9,572,340
	Lennox International, Inc.	15,817	5,210,594
	Lockheed Martin Corp.	78,508	29,179,068
	Masco Corp.	101,751	6,075,552
	Nordson Corp.	16,965	3,836,295
	Northrop Grumman Corp.	6,726	2,441,673
	Old Dominion Freight Line, Inc.	16,977	4,569,360
	Raytheon Technologies Corp.	6,652	578,391
	Robert Half International, Inc.	34,393	3,377,737
	Rockwell Automation, Inc.	47,384	14,566,789
	Rollins, Inc.	87,155	3,340,651
	Toro Co. (The)	31,222	3,551,190
	TransUnion	14,030	1,684,442
	Union Pacific Corp.	221,561	48,468,684
	United Parcel Service, Inc., Class B	207,151	39,640,415
	Verisk Analytics, Inc., Class A	32,309	6,136,771
	Waste Management, Inc.	122,177	18,113,962
	WW Grainger, Inc.	29,186	12,975,512
TOTAL INDUSTRIALS			399,151,711
INFORMATION TECHNOLOGY — (37.1%)
	Accenture P.L.C., Class A	157,184	49,934,213
*	Adobe, Inc.	28,617	17,789,186
*	Advanced Micro Devices, Inc.	67,265	7,142,870
	Amphenol Corp., Class A	99,555	7,216,742
	Apple, Inc.	1,043,253	152,168,883
	Applied Materials, Inc.	220,549	30,861,422
*	Autodesk, Inc.	14,602	4,689,140
	Automatic Data Processing, Inc.	103,500	21,696,705
	Broadcom, Inc.	80,930	39,283,422
	Broadridge Financial Solutions, Inc.	47,631	8,263,502
*	Cadence Design Systems, Inc.	41,799	6,171,622
	CDK Global, Inc.	823	39,496
	CDW Corp.	96,150	17,629,102
	Citrix Systems, Inc.	64,678	6,516,309
*	Fair Isaac Corp.	9,468	4,960,380
*	Fiserv, Inc.	1	115
*	FleetCor Technologies, Inc.	9,920	2,561,542

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fortinet, Inc.	20,493	$5,579,014
	Global Payments, Inc.	3,615	699,177
	Intuit, Inc.	30,620	16,227,681
	Jack Henry & Associates, Inc.	4,020	699,842
	KLA Corp.	77,251	26,895,708
	Lam Research Corp.	35,132	22,393,488
	Mastercard, Inc., Class A	294,191	113,540,075
	Maxim Integrated Products, Inc.	92,494	9,241,076
	Microchip Technology, Inc.	47,890	6,854,017
	Microsoft Corp.	551,007	156,987,404
	NetApp, Inc.	116,979	9,310,359
	NVIDIA Corp.	34,449	6,717,211
	Oracle Corp.	745,382	64,952,587
	Paychex, Inc.	157,473	17,923,577
*	Paycom Software, Inc.	12,464	4,985,600
	QUALCOMM, Inc.	341,207	51,112,809
	Seagate Technology Holdings P.L.C	121,222	10,655,414
	Teradyne, Inc.	7,999	1,015,873
	Texas Instruments, Inc.	231,344	44,098,793
#	Ubiquiti, Inc.	12,800	4,007,680
#	Visa, Inc., Class A	390,424	96,196,569
	Western Union Co. (The)	213,701	4,960,000
	Xilinx, Inc.	1,962	293,986
*	Zebra Technologies Corp., Class A	22,471	12,414,778
TOTAL INFORMATION TECHNOLOGY			1,064,687,369
MATERIALS — (1.5%)
	Avery Dennison Corp.	56,729	11,951,666
	Ball Corp.	78,809	6,374,072
*	Berry Global Group, Inc.	1,406	90,392
	Celanese Corp., Class A	4,941	769,660
	Crown Holdings, Inc.	49,974	4,985,406
	Ecolab, Inc.	2,746	606,399
	NewMarket Corp.	484	152,900
	Packaging Corp. of America	573	81,079
	PPG Industries, Inc.	14,830	2,425,002
	Sealed Air Corp.	18,321	1,039,717
	Sherwin-Williams Co. (The)	45,747	13,313,749
	Southern Copper Corp.	15,894	1,043,282
TOTAL MATERIALS			42,833,324
TOTAL COMMON STOCKS Cost ($1,319,977,291)			2,843,792,442

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	25,301,235	25,301,235
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	91,197	1,055,152
TOTAL INVESTMENTS — (100.0%)
(Cost $1,346,333,676)^^			$2,870,148,829

U.S. Large Cap Growth Portfolio
CONTINUED
As of July 31, 2021, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	09/17/21	$19,662,063	$19,752,750	$90,687
Total Futures Contracts			$19,662,063	$19,752,750	$90,687
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$24,442,001	—	—	$24,442,001
Consumer Discretionary	562,017,445	—	—	562,017,445
Consumer Staples	287,984,550	—	—	287,984,550
Energy	5,109,474	—	—	5,109,474
Financials	103,326,675	—	—	103,326,675
Health Care	354,239,893	—	—	354,239,893
Industrials	399,151,711	—	—	399,151,711
Information Technology	1,064,687,369	—	—	1,064,687,369
Materials	42,833,324	—	—	42,833,324
Temporary Cash Investments	25,301,235	—	—	25,301,235
Securities Lending Collateral	—	$1,055,152	—	1,055,152
Futures Contracts**	90,687	—	—	90,687
TOTAL	$2,869,184,364	$1,055,152	—	$2,870,239,516
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
4.000%, 06/15/23	2	$2,400

		Shares
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (2.0%)
*	AMC Networks, Inc., Class A	23,172	1,159,527
*	Cargurus, Inc.	99,592	2,848,331
	Cogent Communications Holdings, Inc.	4,822	374,235
#*	IDT Corp., Class B	26,129	1,301,224
*	iHeartMedia, Inc., Class A	4,627	119,608
*	IMAX Corp.	3,806	61,429
*	Iridium Communications, Inc.	83,805	3,539,085
*	Liberty Media Corp.-Liberty Braves, Class C	7,646	202,237
#	Loral Space & Communications, Inc.	2,600	92,014
*	QuinStreet, Inc.	42,083	771,802
#*	Sciplay Corp., Class A	23,391	376,361
	Shenandoah Telecommunications Co.	52,935	2,794,439
*	TechTarget, Inc.	23,173	1,693,483
*	Townsquare Media, Inc., Class A	9,806	120,516
*	Travelzoo	18,151	249,213
#	World Wrestling Entertainment, Inc., Class A	43,296	2,137,957
*	Yelp, Inc.	40,965	1,532,091
*	Zedge, Inc., Class B	9,800	150,528
TOTAL COMMUNICATION SERVICES			19,524,080
CONSUMER DISCRETIONARY — (18.5%)
#*	1-800-Flowers.com, Inc., Class A	35,935	1,096,017
#*	2U, Inc.	5,316	230,714
	Acushnet Holdings Corp.	65,473	3,354,182
*	American Axle & Manufacturing Holdings, Inc.	109,400	1,060,086
#	American Eagle Outfitters, Inc.	38,685	1,333,472
*	Arko Corp.	9,007	74,758
*	Asbury Automotive Group, Inc.	20,182	4,146,594
*	BJ's Restaurants, Inc.	2,582	104,778
#*	Bloomin' Brands, Inc.	102,986	2,588,038
*	Boot Barn Holdings, Inc.	23,023	1,989,648
	Brunswick Corp.	3,774	394,006
	Buckle, Inc. (The)	29,485	1,240,729
*	Build-A-Bear Workshop, Inc.	966	14,683
*	Callaway Golf Co.	5,101	161,600
#	Camping World Holdings, Inc., Class A	33,349	1,312,617
	Carter's, Inc.	40,436	3,952,215
*	Cavco Industries, Inc.	9,150	2,150,250
*	Children's Place, Inc. (The)	8,753	738,140
	Choice Hotels International, Inc.	8,420	1,009,558
	Columbia Sportswear Co.	10,109	1,007,059
#	Cracker Barrel Old Country Store, Inc.	19,396	2,641,347
*	Crocs, Inc.	61,950	8,413,429
*	Denny's Corp.	885	12,452
#	Dick's Sporting Goods, Inc.	2,100	218,694
*	Dine Brands Global, Inc.	5,462	423,141

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	27,206	$2,751,887
*	Everi Holdings, Inc.	27,277	618,915
*	Fox Factory Holding Corp.	34,239	5,530,968
*	frontdoor, Inc.	10,518	514,751
*	Gentherm, Inc.	31,750	2,633,027
*	Grand Canyon Education, Inc.	19,650	1,815,070
	Guess?, Inc.	9,123	203,625
	H&R Block, Inc.	147,581	3,623,114
#	Hamilton Beach Brands Holding Co., Class A	9,957	186,096
#	Hanesbrands, Inc.	299,999	5,477,982
	Harley-Davidson, Inc.	61,028	2,417,929
#*	Helen of Troy, Ltd.	20,065	4,482,320
#	Hibbett, Inc.	10,752	953,272
*	Hilton Grand Vacations, Inc.	2,112	85,895
	Installed Building Products, Inc.	34,225	4,107,000
*	iRobot Corp.	19,964	1,746,850
	Jack in the Box, Inc.	4,336	472,017
	Johnson Outdoors, Inc., Class A	6,950	822,671
#*	Just Eat Takeaway.com NV, Sponsored ADR	14,731	259,413
#	Kontoor Brands, Inc.	45,615	2,526,159
*	Lands' End, Inc.	1,930	73,977
	LCI Industries	22,518	3,283,575
	Leggett & Platt, Inc.	73,693	3,539,475
#*	LGI Homes, Inc.	20,904	3,572,494
#*	Lindblad Expeditions Holdings, Inc.	13,158	180,133
*	Liquidity Services, Inc.	15,500	307,520
*	Lovesac Co. (The)	4,186	254,090
*	Lumber Liquidators Holdings, Inc.	2,445	46,651
*	Malibu Boats, Inc., Class A	23,497	1,965,759
	Marine Products Corp.	24,429	399,658
*	MasterCraft Boat Holdings, Inc.	11,708	312,135
#*	Mattel, Inc.	273,861	5,948,261
	Murphy USA, Inc.	31,431	4,636,387
	Nathan's Famous, Inc.	430	27,628
#*	National Vision Holdings, Inc.	56,964	3,074,917
*	Noodles & Co.	42,270	504,704
*	Nordstrom, Inc.	38,536	1,275,542
#*	Ollie's Bargain Outlet Holdings, Inc.	49,330	4,592,623
	Oxford Industries, Inc.	900	78,237
	Papa John's International, Inc.	6,657	759,697
	Patrick Industries, Inc.	23,673	1,956,100
#	PetMed Express, Inc.	8,975	281,725
#*	Purple Innovation, Inc.	17,227	453,759
*	Quotient Technology, Inc.	58,688	637,352
	RCI Hospitality Holdings, Inc.	1,500	94,140
*	Red Rock Resorts, Inc., Class A	58,438	2,302,457
	Rent-A-Center, Inc.	56,111	3,210,671
*	Revolve Group, Inc.	27,979	1,947,618
*	Ruth's Hospitality Group, Inc.	22,555	450,423
*	Sally Beauty Holdings, Inc.	95,898	1,814,390
*	SeaWorld Entertainment, Inc.	98,170	4,654,240
*	Shake Shack, Inc., Class A	8,296	834,080
	Shutterstock, Inc.	36,425	3,951,748
	Signet Jewelers, Ltd.	3,845	247,387
*	Skyline Champion Corp.	46,431	2,618,708
*	Sleep Number Corp.	9,587	951,126
	Smith & Wesson Brands, Inc.	42,548	997,751
*	Sonos, Inc.	61,686	2,059,079
*	Sportsman's Warehouse Holdings, Inc.	18,874	333,504

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stamps.com, Inc.	9,605	$3,138,530
	Steven Madden, Ltd.	68,655	3,009,149
*	Stoneridge, Inc.	27,260	789,177
	Tempur Sealy International, Inc.	163,817	7,088,362
*	Tenneco, Inc., Class A	13,600	236,776
	Texas Roadhouse, Inc.	42,483	3,915,658
*	TopBuild Corp.	25,492	5,166,973
*	Vista Outdoor, Inc.	50,609	2,044,098
*	Visteon Corp.	28,214	3,217,807
	Wendy's Co. (The)	196,248	4,554,916
	Winmark Corp.	1,241	261,628
	Wolverine World Wide, Inc.	27,234	913,428
*	XPEL, Inc.	374	34,632
#*	YETI Holdings, Inc.	28,852	2,779,313
TOTAL CONSUMER DISCRETIONARY			182,677,336
CONSUMER STAPLES — (5.3%)
#*	Bioceres Crop Solutions Corp.	1,438	20,103
#*	BJ's Wholesale Club Holdings, Inc.	111,004	5,621,243
	Calavo Growers, Inc.	16,140	909,328
	Coca-Cola Consolidated, Inc.	7,412	2,958,500
*	elf Beauty, Inc.	63,594	1,755,830
#	Energizer Holdings, Inc.	57,072	2,445,535
	Flowers Foods, Inc.	146,281	3,446,380
#*	Grocery Outlet Holding Corp.	9,863	326,663
	Inter Parfums, Inc.	33,118	2,545,781
	J&J Snack Foods Corp.	20,671	3,397,899
	John B. Sanfilippo & Son, Inc.	10,893	1,006,077
	Lancaster Colony Corp.	25,923	5,129,384
*	Lifevantage Corp.	14,139	114,809
	Medifast, Inc.	13,890	3,965,734
#	MGP Ingredients, Inc.	5,876	350,503
#	National Beverage Corp.	60,943	2,765,593
	Nu Skin Enterprises, Inc., Class A	47,382	2,543,940
	PriceSmart, Inc.	31,689	2,843,771
*	Sprouts Farmers Market, Inc.	117,824	2,896,114
#	Tootsie Roll Industries, Inc.	24,060	827,423
	Turning Point Brands, Inc.	17,739	940,522
	United-Guardian, Inc.	2,424	37,160
*	USANA Health Sciences, Inc.	24,179	2,303,533
#	Vector Group, Ltd.	16,626	222,123
#	WD-40 Co.	12,889	3,131,898
TOTAL CONSUMER STAPLES			52,505,846
ENERGY — (0.9%)
	Cactus, Inc., Class A	30,001	1,081,236
*	ChampionX Corp.	6,604	153,477
#*	Clean Energy Fuels Corp.	11,739	88,160
	Core Laboratories NV	24,250	808,980
*	Denbury, Inc.	551	36,206
*	DMC Global, Inc.	16,300	713,451
#*	Goodrich Petroleum Corp.	900	14,418
*	Kosmos Energy, Ltd.	356,201	822,824
#*	Magnolia Oil & Gas Corp., Class A	119,561	1,673,854
#*	Southwestern Energy Co.	638,498	3,007,326
*	TETRA Technologies, Inc.	16,585	51,248
TOTAL ENERGY			8,451,180

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (6.3%)
	A-Mark Precious Metals, Inc.	9,069	$461,975
	AMERISAFE, Inc.	3,470	198,484
	Artisan Partners Asset Management, Inc., Class A	59,245	2,849,092
*	Atlanticus Holdings Corp.	2,900	126,092
#	B. Riley Financial, Inc.	7,287	492,310
	BGC Partners, Inc., Class A	343,652	1,838,538
	BrightSphere Investment Group, Inc.	99,097	2,476,434
	Cohen & Steers, Inc.	46,963	3,907,791
	Crawford & Co., Class B	6,102	63,156
#	Curo Group Holdings Corp.	47,813	754,011
	Diamond Hill Investment Group, Inc.	1,983	341,572
*	Donnelley Financial Solutions, Inc.	31,815	1,024,761
	Evercore, Inc., Class A	38,815	5,131,343
	First Financial Bankshares, Inc.	87,114	4,254,648
#	GAMCO Investors, Inc., Class A	3,440	92,674
	Greenhill & Co., Inc.	19,741	316,251
	Hamilton Lane, Inc., Class A	27,376	2,545,968
#	HCI Group, Inc.	4,149	416,891
	Houlihan Lokey, Inc.	36,651	3,265,604
	Kinsale Capital Group, Inc.	15,683	2,801,689
	Lazard, Ltd., Class A	98,759	4,661,425
*	LendingTree, Inc.	2,915	569,066
	Live Oak Bancshares, Inc.	28,674	1,725,888
*	Maiden Holdings, Ltd.	6,632	22,416
	Moelis & Co., Class A	58,618	3,473,116
*	Palomar Holdings, Inc.	16,341	1,330,648
	PJT Partners, Inc., Class A	23,836	1,863,260
	Primerica, Inc.	26,854	3,926,592
	PROG Holdings, Inc.	18,462	808,082
	Pzena Investment Management, Inc., Class A	21,669	248,110
	RLI Corp.	37,498	4,064,033
#*	Selectquote, Inc.	6,915	123,087
	ServisFirst Bancshares, Inc.	41,110	2,922,099
	Silvercrest Asset Management Group, Inc., Class A	5,400	86,184
	Stock Yards Bancorp, Inc.	5,904	281,266
	TFS Financial Corp.	21,756	423,807
	Virtu Financial, Inc., Class A	85,624	2,203,962
#*	World Acceptance Corp.	700	132,699
TOTAL FINANCIALS			62,225,024
HEALTH CARE — (10.8%)
#*	Accuray, Inc.	125,244	513,500
*	Addus HomeCare Corp.	5,034	436,901
*	Alkermes P.L.C.	24,649	637,670
*	AMN Healthcare Services, Inc.	47,108	4,737,180
*	Amneal Pharmaceuticals, Inc.	106,970	527,362
#*	Antares Pharma, Inc.	49,877	219,459
#*	Apollo Medical Holdings, Inc.	13,595	1,201,390
*	AtriCure, Inc.	17,862	1,508,625
	Atrion Corp.	1,722	1,083,035
#*	Avid Bioservices, Inc.	36,482	935,763
*	BioDelivery Sciences International, Inc.	25,819	97,079
#*	BioLife Solutions, Inc.	1,931	90,564
*	Blueprint Medicines Corp.	3,522	309,478
*	Cardiovascular Systems, Inc.	20,413	822,440
*	Catalyst Pharmaceuticals, Inc.	11,325	66,138
*	Collegium Pharmaceutical, Inc.	31,506	784,184
#	CONMED Corp.	26,539	3,660,790
#	Contra Pfenex, Inc.	5,408	4,056

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Corcept Therapeutics, Inc.	129,195	$2,683,380
*	CorVel Corp.	20,184	2,842,311
*	Cross Country Healthcare, Inc.	1,200	19,704
*	CryoLife, Inc.	36,164	976,428
*	Eagle Pharmaceuticals, Inc.	679	31,573
	Ensign Group, Inc. (The)	44,747	3,806,627
*	Glaukos Corp.	1,457	74,307
*	Globus Medical, Inc., Class A	7,793	648,144
*	Haemonetics Corp.	30,008	1,824,186
#*	Halozyme Therapeutics, Inc.	48,581	2,007,853
*	Hanger, Inc.	36,809	903,293
*	Heska Corp.	4,162	1,001,793
*	ICU Medical, Inc.	8,358	1,699,098
*	InfuSystem Holdings, Inc.	16,333	298,077
*	Inogen, Inc.	8,502	678,205
*	Inovalon Holdings, Inc., Class A	28,859	1,093,179
*	Integra LifeSciences Holdings Corp.	41,383	2,995,715
*	iRadimed Corp.	1,300	43,758
#*	Ironwood Pharmaceuticals, Inc.	159,300	2,113,911
#*	Joint Corp. (The)	16,468	1,300,807
#*	Krystal Biotech, Inc.	8,750	511,350
#	LeMaitre Vascular, Inc.	21,356	1,163,048
*	LHC Group, Inc.	15,151	3,260,192
*	MEDNAX, Inc.	4,496	130,924
*	Medpace Holdings, Inc.	35,599	6,263,288
*	Meridian Bioscience, Inc.	5,950	121,975
*	Merit Medical Systems, Inc.	50,841	3,563,446
#	Mesa Laboratories, Inc.	1,792	527,762
*	ModivCare, Inc.	13,661	2,322,370
*	Morphic Holding, Inc.	567	32,671
	National Research Corp.	22,293	1,176,625
*	Neogen Corp.	39,284	1,711,211
*	NuVasive, Inc.	49,675	3,176,716
*	Omnicell, Inc.	23,296	3,412,864
*	Option Care Health, Inc.	36,531	756,922
*	OrthoPediatrics Corp.	4,420	277,753
	Owens & Minor, Inc.	76,867	3,555,099
#*	Pacira BioSciences, Inc.	15,183	895,038
	Patterson Cos., Inc.	95,709	2,979,421
*	Pennant Group, Inc. (The)	24,209	828,432
#*	Personalis, Inc.	7,761	162,903
#*	PetIQ, Inc.	20,447	723,006
	Phibro Animal Health Corp., Class A	16,332	386,578
#*	Quidel Corp.	1,278	180,799
*	R1 RCM, Inc.	112,805	2,415,155
*	RadNet, Inc.	59,070	2,170,232
	Select Medical Holdings Corp.	123,351	4,866,197
#*	Sharps Compliance Corp.	15,600	155,688
#*	SIGA Technologies, Inc.	36,566	232,925
	STERIS P.L.C.	749	163,245
#*	Surgery Partners, Inc.	65,717	3,585,519
*	Surmodics, Inc.	14,300	788,073
*	Tenet Healthcare Corp.	64,607	4,641,367
*	Tivity Health, Inc.	48,626	1,219,540
#	US Physical Therapy, Inc.	13,774	1,627,536
	Utah Medical Products, Inc.	3,464	309,682
*	Vocera Communications, Inc.	2,384	100,033
#*	Xencor, Inc.	43,349	1,334,282
TOTAL HEALTH CARE			106,407,830

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (23.4%)
#	AAON, Inc.	51,840	$3,221,856
	Advanced Drainage Systems, Inc.	29,500	3,601,655
	Aerojet Rocketdyne Holdings, Inc.	76,717	3,619,508
*	AeroVironment, Inc.	21,865	2,210,551
	Alamo Group, Inc.	10,014	1,469,755
	Albany International Corp., Class A	30,448	2,629,185
*	Allegiant Travel Co.	9,075	1,725,339
	Allied Motion Technologies, Inc.	14,443	475,319
	Allison Transmission Holdings, Inc.	84,586	3,375,827
*	Ameresco, Inc., Class A	15,510	1,062,900
	Applied Industrial Technologies, Inc.	29,231	2,622,021
	Armstrong World Industries, Inc.	45,300	4,900,554
*	ASGN, Inc.	31,405	3,175,988
*	Atkore, Inc.	57,427	4,313,342
*	Avis Budget Group, Inc.	47,666	3,945,315
	Barrett Business Services, Inc.	5,791	423,959
*	BlueLinx Holdings, Inc.	2,189	94,039
	Brady Corp., Class A	35,040	1,915,987
	Brink's Co. (The)	48,938	3,766,268
	BWX Technologies, Inc.	51,155	2,937,832
*	Casella Waste Systems, Inc., Class A	49,128	3,379,024
*	Cimpress P.L.C.	16,798	1,717,595
*	CIRCOR International, Inc.	2,100	64,764
*	Clean Harbors, Inc.	47,902	4,550,690
	Comfort Systems USA, Inc.	35,901	2,683,600
#*	Construction Partners, Inc., Class A	36,054	1,210,693
*	Cornerstone Building Brands, Inc.	32,513	546,869
	Covanta Holding Corp.	133,109	2,675,491
	Crane Co.	21,544	2,094,723
	CSW Industrials, Inc.	13,944	1,649,436
	Curtiss-Wright Corp.	12,056	1,426,225
*	Daseke, Inc.	46,319	320,064
	Deluxe Corp.	32,324	1,419,024
	Douglas Dynamics, Inc.	18,922	754,988
	EMCOR Group, Inc.	1,185	144,345
#*	Energy Recovery, Inc.	35,040	741,096
	Enerpac Tool Group Corp.	44,502	1,142,366
*	Evoqua Water Technologies Corp.	116,876	3,858,077
	Exponent, Inc.	49,829	5,336,188
	Federal Signal Corp.	61,934	2,453,206
	Flowserve Corp.	19,487	820,208
*	Forrester Research, Inc.	19,419	909,780
	Forward Air Corp.	25,727	2,275,296
*	Franklin Covey Co.	13,754	503,259
	Franklin Electric Co., Inc.	36,379	2,974,347
*	FTI Consulting, Inc.	22,599	3,292,674
*	Gibraltar Industries, Inc.	24,502	1,829,809
	Global Industrial Co.	39,361	1,555,547
	Gorman-Rupp Co. (The)	24,596	877,831
	H&E Equipment Services, Inc.	36,573	1,244,579
#	Healthcare Services Group, Inc.	55,780	1,455,858
	Helios Technologies, Inc.	26,254	2,122,636
*	Herc Holdings, Inc.	26,530	3,290,781
	Herman Miller, Inc.	33,532	1,446,906
	HNI Corp.	31,422	1,172,041
*	IES Holdings, Inc.	16,476	896,459
	Insperity, Inc.	31,496	3,119,679
	ITT, Inc.	22,591	2,211,885
	John Bean Technologies Corp.	28,533	4,182,367

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	10,042	$1,808,865
	Kforce, Inc.	29,276	1,827,701
*	Kratos Defense & Security Solutions, Inc.	94,421	2,568,251
	Landstar System, Inc.	33,066	5,191,362
*	Lawson Products, Inc.	7,797	409,265
	Lincoln Electric Holdings, Inc.	8,375	1,167,726
	Lindsay Corp.	10,174	1,634,860
*	Masonite International Corp.	23,518	2,661,297
*	Mastech Digital, Inc.	600	10,518
	Matson, Inc.	21,885	1,468,921
	McGrath RentCorp	21,606	1,694,343
*	Meritor, Inc.	85,334	2,076,176
#	MSA Safety, Inc.	30,855	5,075,030
	MSC Industrial Direct Co., Inc., Class A	36,064	3,215,827
	Mueller Industries, Inc.	51,576	2,238,398
	Mueller Water Products, Inc., Class A	162,317	2,405,538
*	MYR Group, Inc.	8,646	826,817
#	Omega Flex, Inc.	9,245	1,449,801
#	Pitney Bowes, Inc.	175,700	1,405,600
*	Proto Labs, Inc.	5,178	404,868
	Raven Industries, Inc.	34,737	2,023,430
*	RBC Bearings, Inc.	17,893	4,204,855
	Rexnord Corp.	96,553	5,438,830
*	Saia, Inc.	25,005	5,651,130
#	Science Applications International Corp.	32,801	2,863,527
	Shyft Group, Inc. (The)	35,536	1,401,540
	Simpson Manufacturing Co., Inc.	38,477	4,327,893
#*	SiteOne Landscape Supply, Inc.	28,478	4,977,385
*	SPX Corp.	48,787	3,252,141
#	Tecnoglass, Inc.	27,385	528,257
*	Teledyne Technologies, Inc.	364	164,808
	Tennant Co.	19,046	1,506,920
	Terex Corp.	7,040	337,357
	Tetra Tech, Inc.	52,146	6,962,534
*	TPI Composites, Inc.	33,792	1,322,619
*	Transcat, Inc.	7,644	488,069
*	TriNet Group, Inc.	58,213	4,830,515
	UFP Industries, Inc.	11,154	828,296
#*	US Ecology, Inc.	20,018	700,630
	Valmont Industries, Inc.	15,121	3,582,921
*	Vicor Corp.	18,479	2,136,357
	Watts Water Technologies, Inc., Class A	19,595	2,954,142
*	Welbilt, Inc.	131,700	3,093,633
	Woodward, Inc.	14,396	1,749,978
TOTAL INDUSTRIALS			230,706,537
INFORMATION TECHNOLOGY — (20.8%)
*	A10 Networks, Inc.	77,498	989,649
*	ACI Worldwide, Inc.	98,320	3,372,376
#*	ACM Research, Inc., Class A	5,868	544,902
	Advanced Energy Industries, Inc.	36,197	3,755,439
*	Airgain, Inc.	932	17,009
*	Alarm.com Holdings, Inc.	28,098	2,338,316
#	Alliance Data Systems Corp.	5,450	508,213
*	Ambarella, Inc.	13,069	1,287,166
	American Software, Inc., Class A	28,472	626,384
#*	Appfolio, Inc., Class A	7,497	1,061,575
#*	Avaya Holdings Corp.	79,051	1,914,615
*	Aviat Networks, Inc.	1,922	71,652

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Badger Meter, Inc.	35,327	$3,569,087
#*	Blackbaud, Inc.	47,974	3,421,985
*	Bottomline Technologies De, Inc.	12,332	497,720
*	Box, Inc., Class A	122,067	2,919,843
#*	Bridgeline Digital, Inc.	3,500	22,400
	Brooks Automation, Inc.	49,248	4,383,565
*	CalAmp Corp.	8,798	106,720
*	Calix, Inc.	40,616	1,900,017
*	Cambium Networks Corp.	10,267	452,261
*	Casa Systems, Inc.	68,479	514,277
	CDK Global, Inc.	39,476	1,894,453
#*	Cerence, Inc.	15,384	1,653,934
*	CEVA, Inc.	20,089	997,218
*	ChannelAdvisor Corp.	11,150	259,684
*	Cirrus Logic, Inc.	43,913	3,626,775
#*	Clearfield, Inc.	11,771	512,274
	CMC Materials, Inc.	16,691	2,414,186
*	Cognyte Software, Ltd.	37,147	964,708
*	Coherent, Inc.	17,077	4,199,917
*	CommScope Holding Co., Inc.	200,081	4,233,714
*	CommVault Systems, Inc.	32,651	2,468,089
*	Cornerstone OnDemand, Inc.	10,177	487,885
	CSG Systems International, Inc.	35,046	1,589,687
*	CyberOptics Corp.	6,098	285,691
#*	Digital Turbine, Inc.	81,301	5,117,898
*	Diodes, Inc.	40,828	3,347,896
*	DZS, Inc.	2,011	39,717
*	eGain Corp.	36,067	420,902
*	EMCORE Corp.	6,932	60,586
*	Envestnet, Inc.	21,008	1,580,432
	EVERTEC, Inc.	75,014	3,278,112
*	ExlService Holdings, Inc.	32,295	3,656,440
*	Extreme Networks, Inc.	49,645	546,591
*	Fabrinet	38,187	3,609,435
*	FARO Technologies, Inc.	16,907	1,232,351
*	FormFactor, Inc.	76,625	2,855,048
#*	Genasys, Inc.	4,539	25,418
	Hackett Group, Inc. (The)	32,838	588,457
#*	Harmonic, Inc.	98,571	872,353
*	I3 Verticals, Inc., Class A	7,799	248,944
*	Ichor Holdings, Ltd.	26,320	1,357,322
#*	Identiv, Inc.	953	15,515
*	IEC Electronics Corp.	6,333	69,663
*	Immersion Corp.	2,929	22,143
*	Innodata, Inc.	22,190	151,780
	InterDigital, Inc.	301	19,833
*	International Money Express, Inc.	3,996	64,695
#*	Iteris, Inc.	6,312	39,324
*	Itron, Inc.	32,668	3,221,718
#*	J2 Global, Inc.	42,059	5,941,675
	Jabil, Inc.	53,893	3,208,789
	Kulicke & Soffa Industries, Inc.	38,117	2,072,040
*	Lattice Semiconductor Corp.	126,572	7,182,961
	Littelfuse, Inc.	11,347	3,018,189
#*	Lumentum Holdings, Inc.	10,918	917,003
#*	Luna Innovations, Inc.	29,586	364,795
*	MACOM Technology Solutions Holdings, Inc.	50,545	3,119,637
	Maximus, Inc.	39,391	3,505,799
*	MaxLinear, Inc.	49,236	2,374,652

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	MicroStrategy, Inc., Class A	4,583	$2,869,004
*	Mimecast, Ltd.	51,066	2,836,716
#*	Mitek Systems, Inc.	39,214	867,022
#*	Napco Security Technologies, Inc.	22,208	785,053
	National Instruments Corp.	50,890	2,244,758
#*	NCR Corp.	123,381	5,478,116
#*	nLight, Inc.	17,564	609,295
*	Novanta, Inc.	34,180	4,799,214
	NVE Corp.	3,945	296,151
*	OneSpan, Inc.	38,104	940,026
*	OSI Systems, Inc.	18,589	1,859,829
#*	PDF Solutions, Inc.	22,313	417,476
*	Perficient, Inc.	32,190	3,035,195
*	PFSweb, Inc.	29,900	351,624
	Power Integrations, Inc.	50,898	4,936,597
#	Progress Software Corp.	48,759	2,222,923
	QAD, Inc., Class A	13,113	1,137,553
*	Qualys, Inc.	38,512	3,911,279
*	Rogers Corp.	6,609	1,259,675
#*	Sabre Corp.	9,919	116,945
#*	Sailpoint Technologies Holdings, Inc.	17,574	878,524
	Sapiens International Corp. NV	30,960	780,502
*	Semtech Corp.	16,286	1,008,266
#*	ShotSpotter, Inc.	8,640	394,848
*	Silicon Laboratories, Inc.	18,511	2,757,954
*	SMART Global Holdings, Inc.	22,580	1,057,647
*	SPS Commerce, Inc.	13,135	1,431,058
#	Switch, Inc., Class A	109,577	2,263,861
#*	Synaptics, Inc.	32,101	4,876,784
*	Teradata Corp.	103,961	5,162,703
	TTEC Holdings, Inc.	45,852	4,791,534
#*	Tucows, Inc., Class A	852	66,252
#*	Turtle Beach Corp.	10,413	321,762
*	Ultra Clean Holdings, Inc.	43,121	2,328,965
*	Upland Software, Inc.	9,229	332,244
#*	Verint Systems, Inc.	16,868	719,758
#*	Verra Mobility Corp.	161,926	2,479,087
*	Viavi Solutions, Inc.	211,010	3,521,757
*	Vonage Holdings Corp.	207,881	2,964,383
	Vontier Corp.	53,032	1,715,585
*	Zix Corp.	58,035	430,039
TOTAL INFORMATION TECHNOLOGY			205,269,463
MATERIALS — (6.5%)
*	Allegheny Technologies, Inc.	39,858	818,285
*	Axalta Coating Systems, Ltd.	119,987	3,611,609
	Balchem Corp.	22,533	3,039,476
	Cabot Corp.	59,523	3,277,336
	Chase Corp.	9,670	1,126,845
	Chemours Co. (The)	142,303	4,731,575
*	Coeur Mining, Inc.	28,797	217,129
	Compass Minerals International, Inc.	34,498	2,365,183
	Eagle Materials, Inc.	34,032	4,809,402
*	Ferro Corp.	88,004	1,830,483
*	Forterra, Inc.	34,117	804,820
*	GCP Applied Technologies, Inc.	46,717	1,086,170
	Graphic Packaging Holding Co.	244,488	4,686,835
*	Ingevity Corp.	42,527	3,612,244
#*	Livent Corp.	140,543	2,741,994

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Louisiana-Pacific Corp.	89,528	$4,963,432
	Myers Industries, Inc.	38,193	808,928
	NewMarket Corp.	1,480	467,547
*	O-I Glass, Inc.	169,851	2,512,096
	Olin Corp.	5,482	257,819
*	Orion Engineered Carbons SA	14,252	257,676
#	Quaker Chemical Corp.	663	166,904
*	Ryerson Holding Corp.	37,471	589,419
	Sensient Technologies Corp.	31,054	2,707,288
	Silgan Holdings, Inc.	90,012	3,647,286
#*	SMITH-MIDLAND CORP	500	8,850
	Sonoco Products Co.	14,942	953,150
	Stepan Co.	19,835	2,339,538
	Tredegar Corp.	24,300	317,601
	Trinseo SA	24,116	1,310,946
	Tronox Holdings P.L.C., Class A	10,451	192,612
	WR Grace & Co.	54,345	3,782,412
TOTAL MATERIALS			64,042,890
REAL ESTATE — (0.8%)
#*	Cushman & Wakefield P.L.C.	115,583	2,157,935
#*	eXp World Holdings, Inc.	6,248	224,428
	Newmark Group, Inc., Class A	148,155	1,908,236
*	Rafael Holdings, Inc., Class B	7,000	354,270
	RMR Group, Inc. (The), Class A	17,001	667,119
	St Joe Co. (The)	46,696	2,113,928
TOTAL REAL ESTATE			7,425,916
UTILITIES — (0.4%)
	Brookfield Renewable Corp., Class A	29,653	1,258,473
#*	Sunnova Energy International, Inc.	61,640	2,348,484
TOTAL UTILITIES			3,606,957
TOTAL COMMON STOCKS			942,843,059
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	2,460	69,471
TOTAL INVESTMENT SECURITIES (Cost $582,047,971)			942,914,930

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	3,490,411	3,490,411
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	3,376,206	39,062,699
TOTAL INVESTMENTS — (100.0%)
(Cost $624,597,409)^^			$985,468,040

U.S. Small Cap Growth Portfolio
CONTINUED
As of July 31, 2021, U.S. Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	09/17/21	$1,103,975	$1,097,375	$(6,600)
Total Futures Contracts			$1,103,975	$1,097,375	$(6,600)
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$2,400	—	$2,400
Common Stocks
Communication Services	$19,524,080	—	—	19,524,080
Consumer Discretionary	182,677,336	—	—	182,677,336
Consumer Staples	52,505,846	—	—	52,505,846
Energy	8,451,180	—	—	8,451,180
Financials	62,225,024	—	—	62,225,024
Health Care	106,403,774	4,056	—	106,407,830
Industrials	230,706,537	—	—	230,706,537
Information Technology	205,269,463	—	—	205,269,463
Materials	64,042,890	—	—	64,042,890
Real Estate	7,425,916	—	—	7,425,916
Utilities	3,606,957	—	—	3,606,957
Preferred Stocks
Communication Services	69,471	—	—	69,471
Temporary Cash Investments	3,490,411	—	—	3,490,411
Securities Lending Collateral	—	39,062,699	—	39,062,699
Futures Contracts**	(6,600)	—	—	(6,600)
TOTAL	$946,392,285	$39,069,155	—	$985,461,440
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.2%)
	ALS, Ltd.	27,825	$261,316
	Aristocrat Leisure, Ltd.	10,847	332,408
	BHP Group, Ltd.	165,660	6,506,927
#	BHP Group, Ltd., Sponsored ADR	15,734	1,236,063
	Brambles, Ltd.	253,234	2,168,106
	Carsales.com, Ltd.	44,676	720,400
	CIMIC Group, Ltd.	5,429	82,322
	Coles Group, Ltd.	148,043	1,905,245
	Computershare, Ltd.	95,471	1,097,696
	CSL, Ltd.	33,058	7,037,737
	Domino's Pizza Enterprises, Ltd.	11,260	968,813
	Eagers Automotive, Ltd.	12,856	150,133
*	Endeavour Group, Ltd.	92,303	449,093
	Evolution Mining, Ltd.	35,973	109,404
	Fortescue Metals Group, Ltd.	150,284	2,746,080
	IDP Education, Ltd.	4,273	88,542
	Iluka Resources, Ltd.	2,749	20,040
	James Hardie Industries P.L.C.	57,493	1,939,730
	JB Hi-Fi, Ltd.	26,500	935,811
	Magellan Financial Group, Ltd.	23,475	846,957
	Medibank Pvt, Ltd.	262,281	639,673
	Metcash, Ltd.	73,817	218,530
	Mineral Resources, Ltd.	32,306	1,494,772
	Northern Star Resources, Ltd.	80,600	600,564
	Premier Investments, Ltd.	2,875	56,914
	Pro Medicus, Ltd.	5,978	255,543
	Ramsay Health Care, Ltd.	32,804	1,551,426
	REA Group, Ltd.	2,745	326,995
	Rio Tinto, Ltd.	22,058	2,161,904
	SEEK, Ltd.	4,117	89,059
	Telstra Corp., Ltd.	430,771	1,199,880
	Wesfarmers, Ltd.	45,309	2,042,831
	Woolworths Group, Ltd.	92,303	2,640,440
TOTAL AUSTRALIA			42,881,354
AUSTRIA — (0.1%)
	OMV AG	12,000	647,925
#	Verbund AG	2,189	201,913
TOTAL AUSTRIA			849,838
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	27,797	1,754,327
#	Anheuser-Busch InBev SA, Sponsored ADR	1,795	113,049
	Etablissements Franz Colruyt NV	6,221	353,711
	UCB SA	9,588	1,037,012
#	Umicore SA	35,303	2,191,142
TOTAL BELGIUM			5,449,241
CANADA — (8.8%)
	Agnico Eagle Mines, Ltd.	32,349	2,092,333
	Alimentation Couche-Tard, Inc., Class B	78,133	3,149,494
*	Bausch Health Cos., Inc.	50,450	1,475,663
*	Bausch Health Cos., Inc.	4,800	140,430
	BCE, Inc.	9,101	454,248

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	BCE, Inc.	5,184	$258,734
#	Brookfield Asset Management, Inc., Class A	23,265	1,256,077
*	CAE, Inc.	22,140	675,934
	Canadian National Railway Co.	41,022	4,456,220
	Canadian Pacific Railway, Ltd.	3,500	259,891
	Canadian Pacific Railway, Ltd.	40,540	3,012,933
#	Canadian Tire Corp., Ltd., Class A	4,430	681,544
	CCL Industries, Inc., Class B	18,613	1,067,458
*	CGI, Inc.	13,317	1,210,915
*	CGI, Inc.	13,812	1,256,432
	Constellation Software, Inc.	3,145	5,037,722
*	Descartes Systems Group, Inc. (The)	2,513	182,595
	Dollarama, Inc.	29,134	1,371,932
	Empire Co., Ltd., Class A	31,487	1,034,003
	FirstService Corp.	5,714	1,064,299
	Franco-Nevada Corp.	1,800	287,905
	Franco-Nevada Corp.	2,332	372,910
#	George Weston, Ltd.	11,782	1,221,830
	Gildan Activewear, Inc.	4,800	165,552
	Intact Financial Corp.	10,378	1,414,123
#	Keyera Corp.	12,300	329,288
	Kirkland Lake Gold, Ltd.	12,800	547,355
	Kirkland Lake Gold, Ltd.	18,574	793,853
	Loblaw Cos., Ltd.	25,231	1,706,874
	Magna International, Inc.	3,500	293,443
	Magna International, Inc.	26,700	2,238,261
	Metro, Inc.	22,140	1,148,164
	National Bank of Canada	12,940	990,414
	Northland Power, Inc.	21,830	766,045
#	Open Text Corp.	5,725	297,355
	Open Text Corp.	34,773	1,805,066
	Pan American Silver Corp.	8,900	249,893
#	Parkland Corp.	3,085	98,193
#	Quebecor, Inc., Class B	26,710	698,793
	Restaurant Brands International, Inc.	15,176	1,035,413
	Restaurant Brands International, Inc.	3,973	270,919
	Ritchie Bros Auctioneers, Inc.	7,564	451,560
	Ritchie Bros Auctioneers, Inc.	547	32,672
	Rogers Communications, Inc., Class B	31,057	1,585,211
	Rogers Communications, Inc., Class B	20,528	1,047,544
	Royal Bank of Canada	2,830	286,221
	Royal Bank of Canada	3,945	398,997
#	Saputo, Inc.	22,674	654,267
	Shaw Communications, Inc., Class B	52,573	1,534,080
	Stantec, Inc.	7,900	367,772
	TC Energy Corp.	5,300	258,373
	TC Energy Corp.	38,077	1,855,492
#	TFI International, Inc.	300	33,583
	TFI International, Inc.	411	46,040
	Thomson Reuters Corp.	10,296	1,091,273
*	Topicus.com, Inc.	891	67,142
	Toromont Industries, Ltd.	12,204	1,031,314
	Waste Connections, Inc.	7,907	1,001,801
	Waste Connections, Inc.	1,440	182,424
	Wheaton Precious Metals Corp.	7,300	336,895
	WSP Global, Inc.	15,338	1,820,619
TOTAL CANADA			60,953,786

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (2.2%)
	Coloplast A.S., Class B	9,369	$1,713,249
	Novo Nordisk A.S., Class B	146,610	13,571,874
TOTAL DENMARK			15,285,123
FINLAND — (1.2%)
	Elisa Oyj	23,831	1,531,647
	Kesko Oyj, Class A	19,425	754,419
	Kesko Oyj, Class B	41,843	1,793,473
	Kone Oyj, Class B	26,054	2,157,964
	Metso Outotec Oyj	44,583	506,201
	Neste Oyj	29,406	1,807,609
	Orion Oyj, Class A	642	27,341
	Orion Oyj, Class B	248	10,556
TOTAL FINLAND			8,589,210
FRANCE — (10.4%)
	Air Liquide SA	31,945	5,555,505
*	Airbus SE	60,661	8,320,787
	BioMerieux	751	89,547
	Bureau Veritas SA	59,188	1,954,609
	Capgemini SE	12,866	2,781,020
	Danone SA	28,672	2,108,926
	Dassault Systemes SE	3,805	209,892
	Eurofins Scientific SE	26,915	3,219,365
	Hermes International	2,935	4,486,957
	Ipsen SA	7,521	803,697
	Kering SA	6,880	6,172,314
	Legrand SA	35,691	4,022,228
	L'Oreal SA	1,962	897,602
	LVMH Moet Hennessy Louis Vuitton SE	22,088	17,685,133
	Safran SA	1,103	144,354
	Sartorius Stedim Biotech	3,652	2,084,721
	SEB SA	4,309	715,975
*	Sodexo SA	3,514	299,412
	STMicroelectronics NV	82,378	3,390,163
#	STMicroelectronics NV	5,506	227,233
	Teleperformance	9,381	3,956,874
	Thales SA	18,476	1,939,144
*	Ubisoft Entertainment SA	17,810	1,129,043
	Vinci SA	1,427	151,083
TOTAL FRANCE			72,345,584
GERMANY — (7.6%)
	Adidas AG	13,494	4,897,693
	Bechtle AG	3,357	693,162
	Brenntag SE	26,013	2,598,160
	Carl Zeiss Meditec AG	2,309	514,243
	Deutsche Boerse AG	21,981	3,667,836
	Deutsche Post AG	103,523	7,015,874
	Deutsche Telekom AG	365,565	7,586,990
	E.ON SE	375,949	4,621,731
	Fielmann AG	4,464	335,228
#	Hapag-Lloyd AG	4,736	1,023,156
#*	HelloFresh SE	17,021	1,595,538
	Hochtief AG	1,794	142,349
	Infineon Technologies AG	85,442	3,265,092
	KION Group AG	12,151	1,290,363
	Knorr-Bremse AG	9,003	1,019,497

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Merck KGaA	6,392	$1,308,468
	MTU Aero Engines AG	1,220	305,168
	Nemetschek SE	9,226	814,174
	Puma SE	7,842	961,973
	Puma SE	450	55,201
	Rational AG	599	652,265
	SAP SE, Sponsored ADR	5,177	744,038
	SAP SE	31,288	4,490,179
	Siemens Healthineers AG	10,945	722,603
	Symrise AG, Class A	13,281	1,958,269
	Wacker Chemie AG	1,034	152,106
*	Zalando SE	6,417	713,008
TOTAL GERMANY			53,144,364
HONG KONG — (2.3%)
	AIA Group, Ltd.	341,800	4,089,897
	Chow Tai Fook Jewellery Group, Ltd.	167,800	351,792
	Hong Kong Exchanges & Clearing, Ltd.	89,890	5,744,842
	JS Global Lifestyle Co., Ltd.	15,000	37,822
	Man Wah Holdings, Ltd.	120,400	241,582
	NagaCorp., Ltd.	128,000	94,045
	PCCW, Ltd.	84,249	44,132
	Prada SpA	68,400	535,964
*	Sands China, Ltd.	10,400	35,423
	SITC International Holdings Co., Ltd.	108,000	445,540
	Techtronic Industries Co., Ltd.	215,500	3,842,857
	Vitasoy International Holdings, Ltd.	40,000	112,378
*	Wynn Macau, Ltd.	213,600	273,751
	Xinyi Glass Holdings, Ltd.	96,000	358,787
TOTAL HONG KONG			16,208,812
IRELAND — (0.6%)
	Kerry Group P.L.C., Class A	5,616	832,137
	Kingspan Group P.L.C.	11,512	1,251,859
	Smurfit Kappa Group P.L.C.	34,029	1,919,711
TOTAL IRELAND			4,003,707
ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	104,924
	Elbit Systems, Ltd.	318	41,876
#	Elbit Systems, Ltd.	1,614	214,065
	Maytronics, Ltd.	4,062	88,356
*	Mizrahi Tefahot Bank, Ltd.	4,216	127,768
#*	Nice, Ltd., Sponsored ADR	1,919	534,729
*	Nova, Ltd.	1,973	189,075
	Shapir Engineering and Industry, Ltd.	9,190	68,065
*	Shikun & Binui, Ltd.	23,045	130,560
	Shufersal, Ltd.	16,148	129,965
	Strauss Group, Ltd.	4,186	116,036
*	Tower Semiconductor, Ltd.	4,828	134,460
*	Tower Semiconductor, Ltd.	9,492	256,163
TOTAL ISRAEL			2,136,042
ITALY — (1.6%)
#	Amplifon SpA	15,064	743,928
	CNH Industrial NV	61,000	1,018,551
#	DiaSorin SpA	1,542	312,956

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Enel SpA	312,320	$2,878,193
#	Ferrari NV	5,787	1,261,251
	Ferrari NV	7,617	1,662,715
*	FinecoBank Banca Fineco SpA	26,046	466,391
	Moncler SpA	29,895	2,053,269
	Recordati Industria Chimica e Farmaceutica SpA	11,853	733,127
TOTAL ITALY			11,130,381
JAPAN — (20.0%)
	Advantest Corp.	30,600	2,701,397
	Aeon Co., Ltd.	55,400	1,516,011
	Ajinomoto Co., Inc.	54,300	1,383,396
	Anritsu Corp.	13,500	235,948
	Asahi Group Holdings, Ltd.	4,800	215,974
	Asahi Intecc Co., Ltd.	21,900	593,426
	Astellas Pharma, Inc.	118,600	1,888,986
	Bandai Namco Holdings, Inc.	14,200	918,799
	BayCurrent Consulting, Inc.	900	358,407
	Benefit One, Inc.	11,300	372,096
	Calbee, Inc.	8,400	192,985
	Capcom Co., Ltd.	17,800	489,426
*	Change, Inc.	800	18,558
	Chugai Pharmaceutical Co., Ltd.	40,100	1,477,705
	Cosmos Pharmaceutical Corp.	2,400	407,406
	Create SD Holdings Co., Ltd.	2,400	80,557
	CyberAgent, Inc.	77,600	1,396,679
	Daifuku Co., Ltd.	7,751	694,561
	Daikin Industries, Ltd.	21,100	4,406,369
	Daito Trust Construction Co., Ltd.	16,300	1,915,085
	Disco Corp.	1,000	285,557
	DMG Mori Co., Ltd.	800	12,500
	Eisai Co., Ltd.	10,300	847,204
	Fancl Corp.	8,200	260,653
	Fast Retailing Co., Ltd.	5,000	3,391,015
	Food & Life Cos., Ltd.	18,400	749,702
	FP Corp.	7,800	300,274
	Fuji Kyuko Co., Ltd.	1,799	83,217
	Fujitsu General, Ltd.	6,000	154,779
	Fujitsu, Ltd.	20,500	3,487,673
	GMO internet, Inc.	13,800	363,881
	GMO Payment Gateway, Inc.	7,700	989,815
	Goldwin, Inc.	3,500	218,809
	Hakuhodo DY Holdings, Inc.	28,200	428,937
	Hamamatsu Photonics KK	5,000	278,003
	Hikari Tsushin, Inc.	2,929	507,100
	Hitachi, Ltd.	11,800	678,726
	Hoya Corp.	21,900	3,091,612
	Infomart Corp.	29,000	239,282
	Information Services International-Dentsu, Ltd.	1,800	71,234
	Internet Initiative Japan, Inc.	8,900	282,599
	IR Japan Holdings, Ltd.	300	37,124
	Ito En, Ltd.	10,200	601,840
	Itochu Techno-Solutions Corp.	7,400	226,999
	Japan Exchange Group, Inc.	56,900	1,294,191
	Japan Tobacco, Inc.	64,600	1,262,303
	Jeol, Ltd.	2,400	156,070
	Justsystems Corp.	4,500	261,438
	Kakaku.com, Inc.	23,100	630,380
	Kao Corp.	44,000	2,649,298

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Katitas Co., Ltd.	900	$26,844
	KDDI Corp.	199,200	6,092,254
	Kikkoman Corp.	10,600	649,111
	Kirin Holdings Co., Ltd.	46,500	850,522
	Kobayashi Pharmaceutical Co., Ltd.	300	23,929
	Kobe Bussan Co., Ltd.	21,000	707,078
	Koito Manufacturing Co., Ltd.	1,100	67,321
	Konami Holdings Corp.	9,800	542,778
	Kose Corp.	100	15,801
	Kurita Water Industries, Ltd.	4,500	218,558
	Kusuri no Aoki Holdings Co., Ltd.	3,000	200,914
	Lasertec Corp.	14,300	2,684,561
	Lawson, Inc.	12,800	643,329
	Lion Corp.	17,200	297,718
	M3, Inc.	23,100	1,510,894
	Matsumotokiyoshi Holdings Co., Ltd.	1,000	44,432
	McDonald's Holdings Co. Japan, Ltd.	6,500	292,928
	MEIJI Holdings Co., Ltd.	17,900	1,108,023
	Menicon Co., Ltd.	1,100	80,404
	Minebea Mitsumi, Inc.	66,900	1,806,360
	MISUMI Group, Inc.	18,300	637,849
	MonotaRO Co., Ltd.	46,200	1,062,726
	Murata Manufacturing Co., Ltd.	33,400	2,771,723
	Nabtesco Corp.	200	7,575
	NET One Systems Co., Ltd.	10,800	370,380
	Nichirei Corp.	18,700	511,622
	Nidec Corp.	5,300	594,891
	Nifco, Inc.	6,500	216,040
	Nihon M&A Center, Inc.	53,000	1,475,998
	Nihon Unisys, Ltd.	16,800	506,586
	Nintendo Co., Ltd.	6,800	3,495,900
	Nippon Sanso Holdings Corp.	32,400	717,208
	Nissan Chemical Corp.	18,200	892,049
	Nitori Holdings Co., Ltd.	3,000	570,228
	Nomura Research Institute, Ltd.	22,130	712,140
	NS Solutions Corp.	3,500	111,421
	NTT Data Corp.	67,000	1,037,799
	Obic Co., Ltd.	1,300	228,479
	Olympus Corp.	102,000	2,099,093
	Ono Pharmaceutical Co., Ltd.	3,100	70,767
	Open House Co., Ltd.	14,200	717,948
	Oracle Corp.	4,400	328,680
	Otsuka Corp.	12,800	665,096
	Pan Pacific International Holdings Corp.	40,800	851,661
*	Park24 Co., Ltd.	23,500	443,106
*	PeptiDream, Inc.	2,700	111,434
	Persol Holdings Co., Ltd.	41,500	837,278
	Pigeon Corp.	21,100	607,537
	Pola Orbis Holdings, Inc.	2,900	69,323
	Rakus Co., Ltd.	4,700	132,302
	Recruit Holdings Co., Ltd.	84,200	4,364,138
	Relo Group, Inc.	18,500	408,274
*	Renesas Electronics Corp.	130,700	1,418,570
*	RENOVA, Inc.	5,000	225,679
	Rohto Pharmaceutical Co., Ltd.	7,500	197,723
	Ryohin Keikaku Co., Ltd.	43,700	886,506
	Santen Pharmaceutical Co., Ltd.	200	2,710
	SCSK Corp.	9,000	542,429
	Seria Co., Ltd.	3,900	140,287

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SG Holdings Co., Ltd.	19,000	$510,892
	Sharp Corp.	56,233	863,709
*	SHIFT, Inc.	500	91,728
	Shimadzu Corp.	22,800	919,535
	Shimano, Inc.	2,000	511,958
	Shin-Etsu Chemical Co., Ltd.	18,400	3,001,576
	Shinko Electric Industries Co., Ltd.	600	20,394
	Shionogi & Co., Ltd.	4,100	215,925
	Ship Healthcare Holdings, Inc.	13,200	332,875
	Shiseido Co., Ltd.	22,100	1,477,068
*	Skylark Holdings Co., Ltd.	50,300	677,491
	SMS Co., Ltd.	13,000	364,135
	Softbank Corp.	164,100	2,143,344
	Sohgo Security Services Co., Ltd.	7,500	350,705
	Sony Group Corp.	110,200	11,512,205
	Square Enix Holdings Co., Ltd.	8,000	415,094
	Sugi Holdings Co., Ltd.	3,600	265,668
	SUMCO Corp.	53,900	1,246,616
	Sundrug Co., Ltd.	12,300	399,284
	Suntory Beverage & Food, Ltd.	1,300	45,581
	Sysmex Corp.	13,500	1,606,372
	Systena Corp.	4,600	85,261
	Taiyo Yuden Co., Ltd.	31,700	1,626,871
	TechnoPro Holdings, Inc.	20,100	502,723
	Terumo Corp.	20,900	811,144
	TIS, Inc.	23,700	614,689
	Toei Animation Co., Ltd.	1,000	136,826
	Tokyo Electron, Ltd.	13,700	5,650,228
	Toshiba TEC Corp.	7,100	286,047
	TOTO, Ltd.	11,899	616,965
	Trend Micro, Inc.	22,600	1,176,626
	Tsuruha Holdings, Inc.	5,500	649,357
	Unicharm Corp.	11,500	461,579
	USS Co., Ltd.	32,200	560,535
	Welcia Holdings Co., Ltd.	18,000	612,714
	Workman Co., Ltd.	2,000	137,987
	Yamato Holdings Co., Ltd.	13,500	389,072
#	Yaoko Co., Ltd.	3,100	187,070
	Yaskawa Electric Corp.	16,600	821,977
	Z Holdings Corp.	137,300	687,211
	Zenkoku Hosho Co., Ltd.	9,400	426,486
	Zensho Holdings Co., Ltd.	16,600	421,147
	ZOZO, Inc.	24,900	848,062
TOTAL JAPAN			138,693,632
NETHERLANDS — (3.8%)
	ASML Holding NV	3,091	2,362,710
	ASML Holding NV	19,906	15,262,726
	Euronext NV	3,950	439,422
*	GrandVision NV	6,267	210,916
	Koninklijke KPN NV	310,588	1,019,155
	Stellantis NV	9,300	178,281
	Wolters Kluwer NV	59,069	6,734,064
TOTAL NETHERLANDS			26,207,274
NEW ZEALAND — (0.2%)
	Fisher & Paykel Healthcare Corp., Ltd.	16,276	358,265

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Spark New Zealand, Ltd.	249,144	$822,367
TOTAL NEW ZEALAND			1,180,632
NORWAY — (0.8%)
	AF Gruppen ASA	3,894	82,312
	Aker BP ASA	20,482	551,760
	Atea ASA	13,621	259,520
	Bakkafrost P/F	2,735	232,427
	Borregaard ASA	9,955	258,969
	Gjensidige Forsikring ASA	7,234	165,536
	Kongsberg Gruppen ASA	5,608	160,618
	Leroy Seafood Group ASA	11,780	107,323
	Mowi ASA	31,193	794,791
*	Nordic Semiconductor ASA	9,037	295,915
	Orkla ASA	9,937	90,252
	Salmar ASA	7,843	520,240
	Scatec ASA	7,486	160,840
	Schibsted ASA, Class A	1,591	84,328
	Schibsted ASA, Class B	2,600	120,262
	Telenor ASA	59,542	1,033,777
	Tomra Systems ASA	13,193	762,386
	Veidekke ASA	6,402	82,458
TOTAL NORWAY			5,763,714
PORTUGAL — (0.1%)
	EDP Renovaveis SA	9,451	221,924
	Jeronimo Martins SGPS SA	14,536	296,288
TOTAL PORTUGAL			518,212
SINGAPORE — (0.6%)
	Dairy Farm International Holdings, Ltd.	48,900	183,762
	DBS Group Holdings, Ltd.	60,212	1,347,324
	Singapore Exchange, Ltd.	121,500	1,063,123
	Singapore Technologies Engineering, Ltd.	196,300	579,709
	Singapore Telecommunications, Ltd.	393,800	660,043
	Singapore Telecommunications, Ltd.	10,900	18,271
	United Overseas Bank, Ltd.	3,723	71,979
	Venture Corp., Ltd.	34,900	489,537
	Wilmar International, Ltd.	13,300	42,594
TOTAL SINGAPORE			4,456,342
SPAIN — (1.7%)
#	ACS Actividades de Construccion y Servicios SA	36,056	948,393
*	Aena SME SA	6,495	1,034,308
*	Amadeus IT Group SA	4,434	290,785
	Cellnex Telecom SA	15,908	1,037,466
	Endesa SA	36,666	890,639
	Ferrovial SA	19,926	591,298
#	Grifols SA	30,104	765,599
	Iberdrola SA	118,170	1,422,186
	Industria de Diseno Textil SA	61,458	2,084,432
#	Telefonica SA	653,731	2,990,718
TOTAL SPAIN			12,055,824
SWEDEN — (3.4%)
	AAK AB	9,348	222,851

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AddLife AB, Class B	618	$20,616
	AddTech AB, Class B	33,781	702,898
	Alfa Laval AB	10,049	419,655
	Assa Abloy AB, Class B	46,634	1,495,845
	Atlas Copco AB, Class A	63,342	4,289,837
	Atlas Copco AB, Class B	37,577	2,136,566
	Avanza Bank Holding AB	18,298	592,650
	Axfood AB	16,520	447,142
	Beijer Ref AB, Class B	25,206	532,259
	Bravida Holding AB	13,297	205,738
	Electrolux AB, Class B	30,287	795,438
	Elekta AB, Class B	45,561	664,986
	Epiroc AB, Class A	38,561	898,264
	Epiroc AB, Class B	24,352	489,267
	Essity AB, Class A	15	489
	Essity AB, Class B	29,951	979,928
#	Evolution Gaming Group AB	16,947	2,948,782
#*	H & M Hennes & Mauritz AB, Class B	62,759	1,312,085
	Indutrade AB	25,983	847,523
	Lifco AB, Class B	20,920	613,582
	Medicover AB, Class B	1,621	47,082
	Nibe Industrier AB, Class B	14,060	168,017
*	Nordic Entertainment Group AB, Class B	5,203	277,845
*	Sinch AB	6,660	134,304
	Sweco AB, Class B	19,191	306,882
	Telefonaktiebolaget LM Ericsson, Class A	1,519	17,685
	Telefonaktiebolaget LM Ericsson, Class B	145,950	1,683,413
	Thule Group AB	7,930	400,377
TOTAL SWEDEN			23,652,006
SWITZERLAND — (9.2%)
	EMS-Chemie Holding AG	281	311,505
	Geberit AG	5,082	4,172,717
	Kuehne + Nagel International AG	13,649	4,604,258
#	Logitech International SA	11,886	1,296,168
	Nestle SA	80,928	10,247,885
	Partners Group Holding AG	2,289	3,910,445
	Roche Holding AG	2,118	909,100
	Roche Holding AG	54,937	21,222,826
	SGS SA	1,431	4,631,681
	Sika AG	30,158	10,623,771
#	Temenos AG	14,830	2,355,722
TOTAL SWITZERLAND			64,286,078
UNITED KINGDOM — (14.0%)
	Admiral Group P.L.C.	34,875	1,647,444
	Ashtead Group P.L.C.	101,910	7,625,868
	AstraZeneca P.L.C., Sponsored ADR	107,948	6,178,944
	AstraZeneca P.L.C.	15,702	1,804,315
*	Auto Trader Group P.L.C.	132,386	1,199,438
	B&M European Value Retail SA	83,353	640,388
	BAE Systems P.L.C.	348,498	2,794,097
#	BHP Group P.L.C., ADR	12,367	807,441
	BHP Group P.L.C.	71,676	2,320,606
	Bunzl P.L.C.	19,594	725,903
	Burberry Group P.L.C.	61,566	1,765,929
	CNH Industrial NV	34,835	582,185
*	Compass Group P.L.C.	17,938	379,021

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Croda International P.L.C.	2,490	$291,512
	Diageo P.L.C., Sponsored ADR	25,948	5,143,153
	Diageo P.L.C.	14,605	724,207
	Evraz P.L.C.	83,618	714,422
	Experian P.L.C.	123,602	5,441,677
	Ferguson P.L.C.	24,257	3,400,508
	Games Workshop Group P.L.C.	3,879	612,843
#	GlaxoSmithKline P.L.C., Sponsored ADR	190,460	7,645,064
	Hargreaves Lansdown P.L.C.	46,044	1,044,313
	Hikma Pharmaceuticals P.L.C.	5,157	189,630
	HomeServe P.L.C.	29,783	386,424
	Howden Joinery Group P.L.C.	88,429	1,101,964
	Imperial Brands P.L.C.	190,420	4,076,949
*	InterContinental Hotels Group P.L.C., ADR	6,985	461,452
	Intertek Group P.L.C.	27,700	1,984,593
*	ITV P.L.C.	223,671	347,797
	JD Sports Fashion P.L.C.	72,764	906,653
*	Next P.L.C.	24,843	2,721,390
*	NMC Health P.L.C.	4,287	1,158
	Reckitt Benckiser Group P.L.C.	17,412	1,332,012
	RELX P.L.C., Sponsored ADR	13,140	389,338
	RELX P.L.C.	57,560	1,691,935
	RELX P.L.C.	71,813	2,132,929
	Rentokil Initial P.L.C.	174,114	1,371,580
	Rightmove P.L.C.	159,472	1,555,563
	Rio Tinto P.L.C.	5,405	459,103
#	Rio Tinto P.L.C., Sponsored ADR	43,071	3,717,458
	Spirax-Sarco Engineering P.L.C.	7,219	1,504,069
	SSE P.L.C.	182,296	3,654,941
	Unilever P.L.C., Sponsored ADR	192,059	11,049,154
	Unilever P.L.C.	712	40,977
	Unilever P.L.C.	42,536	2,451,365
TOTAL UNITED KINGDOM			97,017,712
TOTAL COMMON STOCKS			666,808,868
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Fuchs Petrolub SE	1,006	50,128
	Henkel AG & Co., KGaA	256	25,954
	Sartorius AG	4,153	2,512,202
TOTAL GERMANY			2,588,284
TOTAL INVESTMENT SECURITIES (Cost $437,418,397)			669,397,152

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	2,199,213	25,444,894
TOTAL INVESTMENTS — (100.0%)
(Cost $462,859,896)^^			$694,842,046

International Large Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,685,156	$41,196,198	—	$42,881,354
Austria	—	849,838	—	849,838
Belgium	113,049	5,336,192	—	5,449,241
Canada	60,953,786	—	—	60,953,786
Denmark	—	15,285,123	—	15,285,123
Finland	—	8,589,210	—	8,589,210
France	227,233	72,118,351	—	72,345,584
Germany	744,038	52,400,326	—	53,144,364
Hong Kong	—	16,208,812	—	16,208,812
Ireland	—	4,003,707	—	4,003,707
Israel	883,254	1,252,788	—	2,136,042
Italy	1,662,715	9,467,666	—	11,130,381
Japan	—	138,693,632	—	138,693,632
Netherlands	15,441,007	10,766,267	—	26,207,274
New Zealand	—	1,180,632	—	1,180,632
Norway	—	5,763,714	—	5,763,714
Portugal	—	518,212	—	518,212
Singapore	—	4,456,342	—	4,456,342
Spain	—	12,055,824	—	12,055,824
Sweden	—	23,652,006	—	23,652,006
Switzerland	1,296,168	62,989,910	—	64,286,078
United Kingdom	35,392,004	61,625,708	—	97,017,712
Preferred Stocks
Germany	—	2,588,284	—	2,588,284
Securities Lending Collateral	—	25,444,894	—	25,444,894
TOTAL	$118,398,410	$576,443,636	—	$694,842,046

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (6.5%)
*	3P Learning, Ltd.	20,996	$18,965
	Accent Group, Ltd.	55,816	112,065
	Adairs, Ltd.	38,242	116,960
*	Alkane Resources, Ltd.	28,942	24,385
	ALS, Ltd.	45,102	423,572
	Altium, Ltd.	23,266	581,070
	Appen, Ltd.	20,830	174,542
	ARB Corp., Ltd.	17,901	615,771
	AUB Group, Ltd.	16,772	283,894
*	Audinate Group, Ltd.	6,362	46,472
#	Australian Ethical Investment, Ltd.	14,327	86,287
	Australian Finance Group, Ltd.	35,936	68,461
	Baby Bunting Group, Ltd.	24,959	105,417
*	Bannerman Energy, Ltd.	93,651	10,945
	Bapcor, Ltd.	51,300	308,495
#*	Bellevue Gold, Ltd.	92,522	67,074
	Blackmores, Ltd.	3,583	191,524
	Breville Group, Ltd.	22,600	537,267
	BSA, Ltd.	40,239	9,610
#*	Calix, Ltd.	18,956	38,635
#*	Capricorn Metals, Ltd.	13,506	21,520
	Carsales.com, Ltd.	56,457	910,369
	Centuria Capital Group	48,554	104,160
*	Champion Iron, Ltd.	82,726	462,268
*	City Chic Collective, Ltd.	31,772	124,503
	Class, Ltd.	11,009	13,760
	Clinuvel Pharmaceuticals, Ltd.	8,616	176,461
#	Clover Corp., Ltd.	41,094	52,851
	Codan, Ltd.	29,274	363,079
	Collins Foods, Ltd.	26,555	215,594
*	Corporate Travel Management, Ltd.	15,251	243,468
	Credit Corp. Group, Ltd.	14,234	293,017
	Data#3, Ltd.	32,737	112,195
#*	Deep Yellow, Ltd.	52,292	27,743
	Deterra Royalties, Ltd.	93,166	320,064
#	Dicker Data, Ltd.	9,707	82,820
*	Domain Holdings Australia, Ltd.	47,787	171,347
	Eagers Automotive, Ltd.	29,034	339,061
*	EML Payments, Ltd.	47,294	124,067
*	Energy Resources of Australia, Ltd.	44,404	8,796
*	Freelancer, Ltd.	12,946	9,027
*	Galaxy Resources, Ltd.	76,944	263,520
*	Genetic Signatures, Ltd.	10,079	9,231
	GR Engineering Services, Ltd.	8,809	9,292
	GUD Holdings, Ltd.	21,377	185,126
	GWA Group, Ltd.	52,146	107,710
	Hansen Technologies, Ltd.	41,024	187,209
	HUB24, Ltd.	13,305	235,280
	Imdex, Ltd.	71,768	110,421
	Infomedia, Ltd.	103,163	105,686
	Inghams Group, Ltd.	77,027	215,070
	Integral Diagnostics, Ltd.	30,331	117,825
	Integrated Research, Ltd.	30,886	41,887
	InvoCare, Ltd.	33,241	261,636
	IPH, Ltd.	47,938	285,077

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	IRESS, Ltd.	44,874	$465,705
	Johns Lyng Group, Ltd.	22,819	95,278
	Jumbo Interactive, Ltd.	9,248	112,544
#	Kogan.com, Ltd.	14,419	110,412
*	Legend Mining, Ltd.	253,045	16,244
	Lifestyle Communities, Ltd.	18,947	237,634
	Lovisa Holdings, Ltd.	10,487	121,351
*	Lynas Rare Earths, Ltd.	222,695	1,203,671
	MA Financial Group, Ltd.	9,129	37,357
*	Macquarie Telecom Group, Ltd.	1,743	86,726
	McMillan Shakespeare, Ltd.	16,320	151,976
*	Medical Developments International, Ltd.	7,764	21,488
	Metcash, Ltd.	78,291	231,775
	MNF Group, Ltd.	6,395	25,824
#*	Musgrave Minerals, Ltd.	67,943	15,458
*	Nanosonics, Ltd.	48,443	189,620
*	nearmap, Ltd.	86,501	131,531
	Netwealth Group, Ltd.	23,135	267,403
	nib holdings, Ltd.	102,149	538,660
	Nick Scali, Ltd.	16,734	150,820
	Objective Corp., Ltd.	3,702	45,877
	OFX Group, Ltd.	60,218	64,576
	Omni Bridgeway, Ltd.	31,708	80,476
	Orora, Ltd.	132,734	351,792
	Over the Wire Holdings, Ltd.	4,954	16,641
	Pact Group Holdings, Ltd.	30,491	82,894
	People Infrastructure, Ltd.	9,336	29,488
*	Pilbara Minerals, Ltd.	46,053	64,014
	Pinnacle Investment Management Group, Ltd.	2,744	26,552
	Platinum Asset Management, Ltd.	71,391	215,099
#	PPK Group, Ltd.	2,600	25,078
#*	Praemium, Ltd.	79,053	65,144
	Premier Investments, Ltd.	17,037	337,266
#	Pro Medicus, Ltd.	10,867	464,534
	PSC Insurance Group, Ltd.	13,507	34,706
	PWR Holdings, Ltd.	13,055	70,128
*	ReadyTech Holdings, Ltd.	8,869	15,210
*	Redbubble, Ltd.	40,418	96,359
	Redcape Hotel Group	17,479	12,313
#	Resimac Group, Ltd.	19,239	32,701
	Rhipe, Ltd.	19,109	35,481
*	RPMGlobal Holdings, Ltd.	33,161	48,953
#*	Rumble Resources, Ltd.	53,555	19,256
	SeaLink Travel Group, Ltd.	2,467	16,853
*	Seven West Media, Ltd.	153,225	52,790
	SmartGroup Corp., Ltd.	25,725	136,340
	Steadfast Group, Ltd.	184,751	604,477
	Technology One, Ltd.	59,041	410,374
#*	Temple & Webster Group, Ltd.	12,977	113,951
#*	West African Resources, Ltd.	100,980	77,661
TOTAL AUSTRALIA			17,991,012
AUSTRIA — (1.5%)
	ANDRITZ AG	20,951	1,153,458
	AT&S Austria Technologie & Systemtechnik AG	6,862	314,376
	Fabasoft AG	987	48,577
	Mayr Melnhof Karton AG	478	101,710
#	Oesterreichische Post AG	9,331	492,575
	Palfinger AG	3,871	167,455

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Rosenbauer International AG	568	$32,779
#	S&T AG	11,967	303,707
	Semperit AG Holding	1,961	72,234
	Telekom Austria AG, Class A	45,960	391,685
	Wienerberger AG	23,545	962,427
TOTAL AUSTRIA			4,040,983
BELGIUM — (1.2%)
	Barco NV	7,499	187,339
*	bpost SA	19,051	213,938
	D'ieteren Group	251	40,230
	Etablissements Franz Colruyt NV	10,026	570,054
	Fagron	15,369	318,788
	Ion Beam Applications	3,769	71,487
*	Kinepolis Group NV	2,884	149,786
	Lotus Bakeries NV	79	461,071
	Melexis NV	4,070	453,641
	Proximus SADP	29,477	605,760
	Recticel SA	10,529	173,503
	Resilux	219	45,835
	Van de Velde NV	1,365	40,327
	VGP NV	317	65,262
TOTAL BELGIUM			3,397,021
CANADA — (10.5%)
	Absolute Software Corp.	6,141	84,132
*	AcuityAds Holdings, Inc.	6,998	57,101
	AG Growth International, Inc.	1,500	38,895
#	AirBoss of America Corp.	2,900	86,284
#	Altius Minerals Corp.	7,200	98,685
	Altus Group, Ltd.	10,149	477,677
	Andrew Peller, Ltd., Class A	8,000	57,134
*	Aritzia, Inc.	21,226	622,523
*	ATS Automation Tooling Systems, Inc.	18,157	546,631
	Aura Minerals, Inc.	4,700	61,783
	B2Gold Corp.	49,400	206,986
	Badger Infrastructure Solutions, Ltd.	9,038	252,464
	Bird Construction, Inc.	10,300	70,505
#	Boralex, Inc., Class A	20,856	656,472
	Calian Group, Ltd.	2,303	112,750
	Canacol Energy, Ltd.	33,408	85,421
#*	Canada Goose Holdings, Inc.	7,500	318,371
*	Canada Goose Holdings, Inc.	5,600	237,608
	CI Financial Corp.	51,572	940,416
	Cogeco Communications, Inc.	3,414	323,257
	Cogeco, Inc.	1,300	96,896
	Colliers International Group, Inc.	8,919	1,144,400
	Computer Modelling Group, Ltd.	23,156	80,552
#*	Copper Mountain Mining Corp.	15,400	44,561
	Corby Spirit and Wine, Ltd.	2,600	38,721
*	Descartes Systems Group, Inc. (The)	8,666	629,672
	Doman Building Materials Group, Ltd.	1,600	8,849
	ECN Capital Corp.	27,800	233,746
	Element Fleet Management Corp.	10,500	120,183
	Endeavour Mining P.L.C.	34,196	814,334
	Enghouse Systems, Ltd.	10,214	461,005
#*	ERO Copper Corp.	17,559	353,404
	Evertz Technologies, Ltd.	6,300	72,009

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Exchange Income Corp.	1,767	$58,338
#	Extendicare, Inc.	22,325	148,165
	Fiera Capital Corp., Class A	19,381	172,124
	Finning International, Inc.	29,763	769,601
#	First Majestic Silver Corp.	27,600	377,409
#	First Majestic Silver Corp.	15,025	205,993
	First National Financial Corp.	4,137	152,899
#*	Fortuna Silver Mines, Inc.	20,690	98,343
*	GDI Integrated Facility Services, Inc.	2,311	106,696
#	Gibson Energy, Inc.	39,180	717,902
	goeasy, Ltd.	1,930	264,532
#*	GoGold Resources, Inc.	19,328	46,012
*	Golden Star Resources, Ltd.	18,296	48,101
*	Great Canadian Gaming Corp.	13,827	490,971
*	Great Panther Mining, Ltd.	63,306	39,071
	Hardwoods Distribution, Inc.	500	14,131
	HLS Therapeutics, Inc.	4,400	60,026
*	IBI Group, Inc.	3,700	30,814
	Information Services Corp.	2,603	59,024
#	Innergex Renewable Energy, Inc.	31,440	548,108
	Intertape Polymer Group, Inc.	15,246	339,357
	Jamieson Wellness, Inc.	11,906	333,723
*	Karora Resources, Inc.	18,429	56,427
	K-Bro Linen, Inc.	3,004	104,475
#	Keyera Corp.	1,300	34,803
#*	Kinaxis, Inc.	6,150	797,883
#	Labrador Iron Ore Royalty Corp.	16,700	664,065
#*	Largo Resources, Ltd.	1,294	21,154
#	LifeWorks, Inc.	16,900	480,748
*	Major Drilling Group International, Inc.	3,300	22,748
	Maverix Metals, Inc.	2,700	12,920
	Maverix Metals, Inc.	4,400	21,164
	Methanex Corp.	10,600	356,796
	MTY Food Group, Inc.	1,900	103,528
#	North West Co., Inc. (The)	13,476	392,744
#	Parkland Corp.	30,653	975,658
#	Pason Systems, Inc.	21,400	136,194
	PFB Corp.	586	10,662
#	Pollard Banknote, Ltd.	4,800	193,524
#	Premium Brands Holdings Corp., Class A	8,550	874,326
#*	Pretium Resources, Inc.	39,533	368,523
*	Pulse Seismic, Inc.	14,400	22,623
#*	Real Matters, Inc.	18,438	188,725
*	Recipe Unlimited Corp.	5,900	105,222
	Richelieu Hardware, Ltd.	13,797	481,170
#	Rogers Sugar, Inc.	19,062	89,229
*	Sandstorm Gold, Ltd.	24,800	195,204
*	Sandstorm Gold, Ltd.	21,300	167,418
#	Savaria Corp.	6,700	112,938
*	Seabridge Gold, Inc.	2,400	43,464
#	Sienna Senior Living, Inc.	12,904	164,558
*	Sierra Metals, Inc.	12,186	33,755
	Sleep Country Canada Holdings, Inc.	14,049	331,181
*	Spin Master Corp.	7,140	273,730
	Sprott, Inc.	600	22,113
	Sprott, Inc.	2,779	102,267
	Stantec, Inc.	24,160	1,124,730
	Stelco Holdings, Inc.	6,030	199,131
	Stella-Jones, Inc.	11,778	427,373

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Steppe Gold, Ltd.	6,400	$9,285
*	SunOpta, Inc.	12,100	127,050
*	SunOpta, Inc.	2,100	22,118
#	Superior Plus Corp.	41,856	526,052
*	Taseko Mines, Ltd.	20,947	37,609
	TECSYS, Inc.	400	16,762
*	TeraGo, Inc.	1,900	8,681
	TerraVest Industries, Inc.	2,300	36,852
	TFI International, Inc.	12,809	1,433,877
	Toromont Industries, Ltd.	5,820	491,826
	TransAlta Corp.	2,696	28,092
	TransAlta Corp.	30,400	317,012
*	Trisura Group, Ltd.	6,056	226,202
*	Victoria Gold Corp.	4,765	71,803
*	Viemed Healthcare, Inc.	4,100	28,536
*	VIQ Solutions, Inc.	1,500	9,486
*	Wall Financial Corp.	2,300	33,995
	Waterloo Brewing, Ltd.	2,800	14,610
*	Wesdome Gold Mines, Ltd.	36,700	371,236
	Whitecap Resources, Inc.	100,784	461,267
	Winpak, Ltd.	7,847	256,430
TOTAL CANADA			28,756,721
CHINA — (0.0%)
	TK Group Holdings, Ltd.	56,000	20,273
DENMARK — (2.0%)
*	Brodrene Hartmann A.S.	391	31,548
	cBrain A.S.	1,508	79,759
	Chemometec A.S.	3,819	611,383
#	Gabriel Holding A.S.	71	7,950
	Netcompany Group A.S.	6,076	750,622
*	Nilfisk Holding A.S.	4,220	148,088
*	NTG Nordic Transport Group A.S.	2,617	203,320
	Royal Unibrew A.S.	12,828	1,738,375
#	RTX A.S.	1,615	44,608
	SimCorp A.S.	9,777	1,358,476
	SP Group A.S.	1,324	81,285
	Topdanmark A.S.	9,263	471,702
TOTAL DENMARK			5,527,116
FINLAND — (2.0%)
	Alma Media Oyj	2,996	39,751
	Caverion Oyj	23,382	202,867
	Digia Oyj	2,369	22,509
	F-Secure Oyj	18,027	88,422
	Harvia Oyj	2,737	199,507
	Kamux Corp.	5,240	108,127
	Lassila & Tikanoja Oyj	4,575	80,962
	Marimekko Oyj	373	30,583
	Neles Oyj	16,266	251,639
	Olvi Oyj, Class A	877	55,042
	Orion Oyj, Class A	6,336	269,831
	Orion Oyj, Class B	26,317	1,120,195
	Ponsse Oyj	2,284	116,478
*	QT Group Oyj	3,234	437,971
	Sanoma Oyj	15,828	293,557
	Talenom Oyj	2,559	49,418

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Tokmanni Group Corp.	10,934	$315,692
	Uponor Oyj	11,297	360,273
	Vaisala Oyj, Class A	5,135	238,654
#	Valmet Oyj	30,958	1,291,967
	Verkkokauppa.com Oyj	4,773	48,354
TOTAL FINLAND			5,621,799
FRANCE — (3.9%)
	ABC arbitrage	6,244	53,058
#	Albioma SA	5,819	232,522
	Alten SA	5,251	834,729
*	ATEME SA	2,247	35,233
	Aubay	1,736	100,082
	Bastide le Confort Medical	726	40,994
*	Beneteau SA	5,501	89,908
*	Bigben Interactive	3,469	63,486
*	Cegedim SA	1,355	45,814
	Chargeurs SA	2,410	62,563
#*	Claranova SADIR	2,289	21,043
	Delta Plus Group	190	19,937
*	Derichebourg SA	15,939	168,363
*	Eramet SA	1,198	95,799
*	ESI Group	840	57,805
	Faurecia SE	14,645	653,643
	Gaztransport Et Technigaz SA	4,748	380,732
*	ID Logistics Group	627	200,800
	Infotel SA	775	45,975
	Ipsen SA	5,550	593,075
*	JCDecaux SA	16,146	440,447
	Kaufman & Broad SA	3,850	170,829
*	Lagardere SA	9,564	266,762
	Lectra	5,622	229,068
	Linedata Services	871	42,051
	LNA Sante SA	963	60,674
	Maisons du Monde SA	2,879	65,875
	Manitou BF SA	731	24,038
	Metropole Television SA	3,686	73,809
	Nexans SA	2,993	286,470
	Pharmagest Interactive	660	74,211
	Robertet SA	72	85,461
	Seche Environnement SA	494	28,656
	Societe BIC SA	1,413	95,795
	Societe pour l'Informatique Industrielle	2,187	90,258
*	SOITEC	5,735	1,374,952
	Somfy SA	1,722	329,711
	Sopra Steria Group SACA	3,038	603,889
	SPIE SA	22,426	531,194
	Sword Group	521	28,031
	Synergie SE	615	26,991
	Thermador Groupe	691	77,052
	Trigano SA	1,989	430,222
	Valeo	25,805	746,173
	Verallia SA	6,415	237,880
	Vetoquinol SA	139	20,179
	Virbac SA	726	293,220
*	Wavestone	1,731	86,229
TOTAL FRANCE			10,615,688

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (6.4%)
	Adesso SE	363	$66,661
	AIXTRON SE	3,384	83,476
	All for One Group SE	457	36,329
	Allgeier SE	1,456	41,093
	Amadeus Fire AG	722	145,050
	Atoss Software AG	1,284	261,116
	Basler AG	1,125	147,588
	Bechtle AG	6,135	1,266,771
	bet-at-home.com AG	1,082	38,306
	CANCOM SE	5,045	317,055
	CENIT AG	2,561	45,098
	Cewe Stiftung & Co., KGaA	1,373	205,817
	CompuGroup Medical SE & Co., KgaA	5,846	468,973
*	CTS Eventim AG & Co., KGaA	6,120	415,824
*	Delticom AG	1,954	22,484
	Dermapharm Holding SE	3,233	258,618
	Eckert & Ziegler Strahlen- und Medizintechnik AG	3,871	532,439
#	Encavis AG	14,714	269,286
	Energiekontor AG	1,600	105,847
*	Evotec SE	28,193	1,169,008
	Fielmann AG	6,622	497,284
	First Sensor AG	624	32,140
#*	flatexDEGIRO AG	3,297	398,412
	Fuchs Petrolub SE	7,669	307,000
	GEA Group AG	18,828	834,840
	Gerresheimer AG	7,285	760,656
	GFT Technologies SE	2,327	77,827
	Hawesko Holding AG	669	48,214
	Hugo Boss AG	9,837	589,322
*	Hypoport SE	855	515,145
	IVU Traffic Technologies AG	2,797	69,983
#	KPS AG	1,655	10,448
	KWS Saat SE & Co., KGaA	398	33,458
	Leifheit AG	1,368	69,812
	LPKF Laser & Electronics AG	3,833	98,531
*	Manz AG	389	29,209
*	Nagarro SE	1,456	221,857
	Nemetschek SE	5,427	478,921
	New Work SE	795	238,914
	Nexus AG	3,982	316,649
	OHB SE	1,179	55,974
	Pfeiffer Vacuum Technology AG	547	111,589
	ProSiebenSat.1 Media SE	39,832	756,766
	PSI Software AG	1,942	95,324
*	PVA TePla AG	3,324	134,438
*	Schaltbau Holding AG	676	32,674
	Secunet Security Networks AG	276	157,671
#	Siltronic AG	4,725	770,552
*	Sixt SE	3,091	430,037
	SMA Solar Technology AG	772	40,403
*	SNP Schneider-Neureither & Partner SE	192	12,845
	Stabilus SA	6,287	499,110
	STRATEC SE	1,450	224,999
	Stroeer SE & Co., KGaA	6,860	542,594
*	SUESS MicroTec SE	2,259	71,040
	Traffic Systems SE	907	45,200
	USU Software AG	398	12,083
*	va-Q-tec AG	366	13,039
#	Varta AG	3,773	654,466

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	VERBIO Vereinigte BioEnergie AG	4,419	$239,378
	Wacker Chemie AG	2,690	395,710
	Washtec AG	2,997	204,755
*	Westwing Group AG	1,847	87,579
*	zooplus AG	1,192	405,879
TOTAL GERMANY			17,519,566
HONG KONG — (2.2%)
#	Aidigong Maternal & Child Health, Ltd.	396,000	65,783
	ASM Pacific Technology, Ltd.	53,800	693,681
#*	Ban Loong Holdings, Ltd.	566,000	21,869
	Best Mart 360 Holdings, Ltd.	42,000	10,574
	Brightoil Petroleum Holdings, Ltd.	408,000	14,769
	Cafe de Coral Holdings, Ltd.	80,000	155,747
	CGN Mining Co., Ltd.	125,000	10,159
	CMBC Capital Holdings, Ltd.	3,020,000	40,737
	C-Mer Eye Care Holding, Ltd.	80,000	78,121
	Convenience Retail Asia, Ltd.	132,000	13,759
	EC Healthcare	36,000	55,868
	EuroEyes International Eye Clinic, Ltd.	8,000	12,773
	Fairwood Holdings, Ltd.	25,500	57,306
#	Fosun Tourism Group	8,000	9,320
*	Frontage Holdings Corp.	48,000	37,402
	FSE Lifestyle Services, Ltd.	14,000	10,970
	Goldin Financial Holdings, Ltd.	214,000	0
*	HK Asia Holdings, Ltd.	14,000	7,726
	HKBN, Ltd.	137,000	159,525
*	Hong Kong ChaoShang Group, Ltd.	208,000	26,780
*	Hong Kong Technology Venture Co., Ltd.	97,000	136,109
*	Hypebeast, Ltd.	147,500	20,552
	International Housewares Retail Co., Ltd.	77,000	28,657
	Karrie International Holdings, Ltd.	126,000	27,243
*	Lifestyle International Holdings, Ltd.	109,500	78,138
	L'Occitane International SA	87,000	302,452
	Man Wah Holdings, Ltd.	25,600	51,366
#	MECOM Power and Construction, Ltd.	143,999	72,426
*	MH Development, Ltd.	80,000	2,239
	Modern Dental Group, Ltd.	47,000	40,687
	NagaCorp., Ltd.	264,000	193,967
#	Nissin Foods Co., Ltd.	26,000	18,709
	Pacific Textiles Holdings, Ltd.	218,000	118,118
	PCCW, Ltd.	694,687	363,897
	Pentamaster International, Ltd.	114,000	15,397
	Perfect Medical Health Management, Ltd.	104,000	107,843
	Plover Bay Technologies, Ltd.	56,000	18,228
*	Razer, Inc.	698,000	169,329
	SITC International Holdings Co., Ltd.	232,000	957,086
	Solomon Systech International, Ltd.	206,000	31,823
	SUNeVision Holdings, Ltd.	174,000	183,582
*	Theme International Holdings, Ltd.	610,000	113,250
	Tradelink Electronic Commerce, Ltd.	178,000	26,344
	Value Partners Group, Ltd.	196,000	112,691
	Valuetronics Holdings, Ltd.	44,000	19,304
#	Vitasoy International Holdings, Ltd.	186,000	522,559
*	Vobile Group, Ltd.	220,000	198,973
#	VPower Group International Holdings, Ltd.	83,000	17,096
	VSTECS Holdings, Ltd.	100,000	79,863
	VTech Holdings, Ltd.	41,900	415,514
	YTO Express Holdings, Ltd.	14,000	5,764

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Zensun Enterprises, Ltd.	370,000	$30,963
*	Zhaobangji Properties Holdings, Ltd.	560,000	45,412
TOTAL HONG KONG			6,008,450
IRELAND — (0.5%)
*	Cairn Homes P.L.C.	97,209	129,292
*	Datalex P.L.C.	14,290	12,052
*	FBD Holdings P.L.C.	6,766	62,571
	Glanbia P.L.C.	46,374	796,109
*	Greencore Group P.L.C.	49,321	89,376
*	Irish Continental Group P.L.C.	36,636	192,508
TOTAL IRELAND			1,281,908
ISRAEL — (1.3%)
	Arad, Ltd.	1,934	25,798
	AudioCodes, Ltd.	5,555	181,982
#*	Camtek, Ltd.	4,244	152,557
	Danel Adir Yeoshua, Ltd.	1,247	265,991
	Delek Automotive Systems, Ltd.	1,191	15,027
	Duniec Brothers, Ltd.	907	42,497
	Electra Consumer Products 1970, Ltd.	1,574	82,424
	Electra, Ltd.	316	177,587
	Energix-Renewable Energies, Ltd.	8,826	34,781
#*	Enlight Renewable Energy, Ltd.	114,785	256,593
	FMS Enterprises Migun, Ltd.	1,352	38,169
	Formula Systems 1985, Ltd.	1,834	161,726
	Fox Wizel, Ltd.	1,783	210,210
	Freshmarket, Ltd.	5,286	18,335
	Hilan, Ltd.	3,556	183,358
	Inrom Construction Industries, Ltd.	19,650	100,064
	Israel Canada T.R, Ltd.	2,988	12,726
	Kerur Holdings, Ltd.	870	24,888
	Klil Industries, Ltd.	130	12,820
	M Yochananof & Sons, Ltd.	376	24,352
	Magic Software Enterprises, Ltd.	3,601	62,873
	Malam - Team, Ltd.	2,020	67,300
	Matrix IT, Ltd.	8,960	246,546
	Maytronics, Ltd.	9,272	201,683
*	Nova, Ltd.	4,779	457,978
	Novolog, Ltd.	40,640	37,506
	One Software Technologies, Ltd.	6,370	97,268
#*	OPC Energy, Ltd.	11,403	107,983
*	Perion Network, Ltd.	2,963	55,465
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	105,639
*	Shikun & Binui, Ltd.	2,405	13,623
	Tadiran Group, Ltd.	509	59,738
#	Tel Aviv Stock Exchange, Ltd.	9,009	55,693
	Telsys	334	11,902
#	Victory Supermarket Chain, Ltd.	841	18,150
TOTAL ISRAEL			3,621,232
ITALY — (3.3%)
	ACEA SpA	12,129	282,672
	Alerion Cleanpower SpA	1,327	20,969
*	Aquafil SpA	1,628	14,423
*	Arnoldo Mondadori Editore SpA	31,303	72,850
*	Autogrill SpA	34,602	242,771
	Azimut Holding SpA	25,417	653,831

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Banca Generali SpA	13,373	$554,772
	Be Shaping The Future SpA	22,330	51,023
	BFF Bank SpA	27,311	285,100
	Brembo SpA	18,084	252,726
*	Brunello Cucinelli SpA	7,681	475,819
	Carel Industries SpA	5,620	133,714
*	Cerved Group SpA	26,165	307,115
	De' Longhi SpA	11,398	504,019
	Digital Bros SpA	671	19,416
	doValue SpA	1,042	11,945
	ERG SpA	7,411	231,451
	Gruppo MutuiOnline SpA	6,746	397,932
	Hera SpA	79,777	339,008
	Interpump Group SpA	7,540	471,322
#*	Juventus Football Club SpA	114,950	100,001
	LU-VE SpA	622	14,612
	Maire Tecnimont SpA	4,319	15,974
	Piaggio & C SpA	40,596	155,935
	Piovan SpA	1,843	16,880
	Prysmian SpA	28,688	1,028,561
	RAI Way SpA	21,871	129,241
	Reno de Medici SpA	33,349	56,744
	Reply SpA	4,704	840,910
	Sabaf SpA	798	24,125
	Salcef SpA	815	14,355
*	Salvatore Ferragamo SpA	6,961	138,840
*	Sesa SpA	1,469	261,545
	SOL SpA	6,788	148,992
	Technogym SpA	25,405	327,573
	Tinexta S.p.A.	4,924	214,798
	Unieuro SpA	3,540	99,217
	Zignago Vetro SpA	6,112	123,921
TOTAL ITALY			9,035,102
JAPAN — (21.5%)
	A&D Co., Ltd.	1,600	14,461
	Abist Co., Ltd.	400	10,693
	Adastria Co., Ltd.	6,700	115,568
	Ad-sol Nissin Corp.	1,300	24,728
	Adtec Plasma Technology Co., Ltd.	700	11,330
	Advance Create Co., Ltd.	3,800	34,817
	Advantage Risk Management Co., Ltd.	1,800	18,354
*	Adventure, Inc.	400	23,930
	Aeon Delight Co., Ltd.	4,900	161,221
	Aeon Fantasy Co., Ltd.	1,500	26,425
	Aeon Hokkaido Corp.	5,600	52,857
	Aeon Kyushu Co., Ltd.	500	9,069
	Aeria, Inc.	2,700	11,131
	Ai Holdings Corp.	7,900	147,488
	Aica Kogyo Co., Ltd.	7,200	254,405
	Ain Holdings, Inc.	4,900	299,953
	AIT Corp.	1,200	12,223
	Ajis Co., Ltd.	1,000	32,020
	Akatsuki, Inc.	1,300	38,858
#	Alleanza Holdings Co., Ltd.	3,200	38,699
*	Allied Architects, Inc.	2,100	16,500
*	Allied Telesis Holdings K.K.	9,400	9,636
*	AlphaPolis Co., Ltd.	100	3,398
	Altech Corp.	3,870	71,817

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amano Corp.	12,900	$318,073
	Amvis Holdings, Inc.	800	44,151
	Anest Iwata Corp.	7,700	74,260
	Anicom Holdings, Inc.	18,800	148,363
	Anritsu Corp.	23,300	407,229
	Aoyama Zaisan Networks Co., Ltd.	2,300	32,986
	Apaman Co., Ltd.	3,000	15,761
	Arcland Service Holdings Co., Ltd.	3,900	80,552
	Argo Graphics, Inc.	3,800	119,433
	ARTERIA Networks Corp.	4,900	81,835
	Artiza Networks, Inc.	1,900	23,203
	ArtSpark Holdings, Inc.	6,000	53,389
*	Aruhi Corp.	7,500	94,884
	As One Corp.	3,200	434,765
	Asahi Co., Ltd.	3,700	44,734
	Asahi Holdings, Inc.	18,200	359,916
	Asahi Net, Inc.	5,200	32,409
#	Asante, Inc.	1,100	17,389
	Ascentech KK	1,200	12,536
	ASKUL Corp.	8,200	123,779
	Ateam, Inc.	2,300	30,815
	Atled Corp.	600	11,740
	Atom Corp.	7,100	50,324
*	Atrae, Inc.	4,100	80,286
	Aucnet, Inc.	2,800	40,707
#	Avant Corp.	5,800	86,949
	Axial Retailing, Inc.	3,900	135,319
	Baroque Japan, Ltd.	1,700	13,678
	Base Co., Ltd.	500	22,242
	Beauty Garage, Inc.	400	15,218
	Beenos, Inc.	2,800	83,671
	Belc Co., Ltd.	2,400	117,685
	Bell System24 Holdings, Inc.	8,800	135,139
	Benesse Holdings, Inc.	10,900	250,819
	BeNext-Yumeshin Group Co.	12,718	158,293
*	Bengo4.com, Inc.	1,500	113,253
#	Bic Camera, Inc.	14,600	150,897
	B-Lot Co., Ltd.	2,200	11,536
	BML, Inc.	5,400	186,503
	Bourbon Corp.	2,000	46,804
	BP Castrol K.K.	2,300	28,374
#	Br Holdings Corp.	10,800	45,978
*	BrainPad, Inc.	1,000	40,666
	Broadleaf Co., Ltd.	24,000	110,625
#*	Broadmedia Corp.	10,300	7,994
#	Business Brain Showa-Ota, Inc.	2,200	37,877
	Business Engineering Corp.	300	8,941
	C Uyemura & Co., Ltd.	1,200	50,309
	Can Do Co., Ltd.	3,000	51,919
*	CareerIndex, Inc.	2,900	25,450
#	Careerlink Co., Ltd.	1,700	29,831
	Carenet, Inc.	1,300	84,286
	Carta Holdings, Inc.	1,500	24,961
#	Casa, Inc.	2,300	19,707
*	CellSource Co., Ltd.	500	65,517
	Central Automotive Products, Ltd.	2,800	85,446
	Central Security Patrols Co., Ltd.	1,800	49,118
	Central Sports Co., Ltd.	1,700	36,975
#	Ceres, Inc.	1,300	37,308

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	2,200	$22,189
#*	Chatwork Co., Ltd.	3,600	33,232
	CMIC Holdings Co., Ltd.	3,100	40,395
#	cocokara fine, Inc.	1,300	97,054
	COLOPL, Inc.	5,400	39,320
	Colowide Co., Ltd.	700	12,653
#	Computer Engineering & Consulting, Ltd.	6,700	97,786
	Comture Corp.	6,000	129,141
	CONEXIO Corp.	3,900	56,946
#	Core Corp.	2,000	27,610
	Cota Co., Ltd.	3,806	50,370
#	CRE, Inc.	1,900	26,238
*	Create Restaurants Holdings, Inc.	20,400	172,726
	Create SD Holdings Co., Ltd.	5,500	184,609
	Creek & River Co., Ltd.	2,400	39,169
	Creo Co., Ltd.	900	9,706
	Cresco, Ltd.	3,900	69,810
*	CRI Middleware Co., Ltd.	700	10,088
*	CROOZ, Inc.	1,200	20,025
	CTS Co., Ltd.	6,800	50,481
#	Cube System, Inc.	1,300	11,854
	Curves Holdings Co., Ltd.	9,500	70,815
	Cyber Com Co., Ltd.	1,300	16,746
	Cybernet Systems Co., Ltd.	4,400	27,211
	Cybozu, Inc.	5,500	120,340
	Daicel Corp.	35,900	298,155
	Daihen Corp.	4,400	197,331
	Dai-Ichi Cutter Kogyo K.K.	2,000	25,197
	Daiichikosho Co., Ltd.	9,200	322,236
	Daiken Medical Co., Ltd.	3,200	15,619
	Daiki Aluminium Industry Co., Ltd.	4,900	54,273
	Daiki Axis Co., Ltd.	1,100	8,329
	Daikokutenbussan Co., Ltd.	1,200	69,230
*	Daiohs Corp.	1,200	11,351
	Daiseki Co., Ltd.	9,300	430,453
	Daiseki Eco. Solution Co., Ltd.	2,300	26,989
	Daito Pharmaceutical Co., Ltd.	2,700	81,947
	Daiwabo Holdings Co., Ltd.	22,500	454,189
	DATA HORIZON Co., Ltd.	300	11,236
#	Dawn Corp.	700	15,302
	Dear Life Co., Ltd.	5,900	25,366
#	Densan System Holdings Co., Ltd.	1,900	50,096
	Dexerials Corp.	14,500	334,313
	Diamond Electric Holdings Co., Ltd.	1,100	30,589
	Digital Arts, Inc.	3,000	206,028
	Digital Garage, Inc.	8,200	340,380
	Digital Hearts Holdings Co., Ltd.	2,800	38,734
	Digital Holdings, Inc.	2,500	48,596
	Digital Information Technologies Corp.	2,800	48,498
	Dip Corp.	7,200	210,572
	DKS Co., Ltd.	1,800	55,400
	DMG Mori Co., Ltd.	29,100	454,695
	Double Standard, Inc.	600	27,731
*	Drecom Co., Ltd.	2,600	12,813
	DTS Corp.	9,500	229,306
	Dvx, Inc.	1,700	15,334
	Earth Corp.	3,600	213,196
	EAT& Holdings Co, Ltd.	600	11,235
	Ebara Jitsugyo Co., Ltd.	2,800	72,970

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ebase Co., Ltd.	5,900	$43,687
*	eBook Initiative Japan Co., Ltd.	1,100	32,785
	Eco's Co., Ltd.	2,000	34,098
	Edulab, Inc.	400	16,676
#	EF-ON, Inc.	2,719	30,877
	eGuarantee, Inc.	7,400	158,466
	E-Guardian, Inc.	2,300	58,296
	Eiken Chemical Co., Ltd.	6,900	143,845
	Elan Corp.	7,300	79,396
	Elecom Co., Ltd.	10,000	176,061
	Enigmo, Inc.	5,600	73,246
	en-japan, Inc.	8,000	279,365
	Entrust, Inc.	2,000	12,126
	ES-Con Japan, Ltd.	4,700	32,819
*	Escrow Agent Japan, Inc.	3,500	6,980
	F&M Co., Ltd.	1,900	23,150
	FAN Communications, Inc.	12,800	46,850
#*	FDK Corp.	3,600	41,236
	Ferrotec Holdings Corp.	6,100	161,998
*	FFRI Security, Inc.	1,700	26,880
#	Fibergate, Inc.	1,800	22,124
	FINDEX, Inc.	2,300	22,754
	First-corp, Inc.	1,200	8,381
	Fixstars Corp.	4,000	28,741
	Focus Systems Corp.	3,100	28,119
	Forum Engineering, Inc.	1,400	11,588
	Forval Corp.	1,800	15,782
	France Bed Holdings Co., Ltd.	4,900	40,906
#	Freebit Co., Ltd.	2,100	14,938
*	Fronteo, Inc.	3,400	33,658
	Frontier Management, Inc.	1,000	9,349
	FTGroup Co., Ltd.	2,600	31,106
	Fuji Corp.	13,300	312,983
#	Fuji Corp.	2,600	28,951
	Fuji Oil Holdings, Inc.	8,500	192,410
	Fuji Seal International, Inc.	10,300	209,225
	Fuji Soft, Inc.	6,700	338,539
	Fujibo Holdings, Inc.	2,300	83,790
	Fujimi, Inc.	400	18,862
	Fujimori Kogyo Co., Ltd.	2,600	98,232
	Fujitec Co., Ltd.	3,500	77,759
	Fukuda Denshi Co., Ltd.	1,900	173,288
	Fukui Computer Holdings, Inc.	2,600	95,862
	Fukushima Galilei Co., Ltd.	2,500	103,121
	FULLCAST Holdings Co., Ltd.	5,400	111,269
	Funai Soken Holdings, Inc.	9,130	209,826
	Furuya Metal Co., Ltd.	500	30,421
	Furyu Corp.	3,000	38,759
	Fuso Chemical Co., Ltd.	4,500	162,216
	Future Corp.	5,500	92,321
	G-7 Holdings, Inc.	2,800	93,386
#*	GA Technologies Co., Ltd.	1,500	26,236
	Gakken Holdings Co., Ltd.	4,900	57,573
	Gakkyusha Co., Ltd.	1,800	22,130
	Gakujo Co., Ltd.	1,800	18,915
	GCA Corp.	5,600	53,278
	geechs, Inc.	400	5,750
	Genki Sushi Co., Ltd.	1,700	39,094
	Genky DrugStores Co., Ltd.	1,700	62,797

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gift, Inc.	600	$13,291
*	giftee, Inc.	500	15,467
	Gig Works, Inc.	1,600	10,337
	Giken, Ltd.	4,400	180,523
	GLOBERIDE, Inc.	2,100	101,765
	GMO Financial Holdings, Inc.	10,300	78,097
	GMO GlobalSign Holdings K.K.	1,300	50,209
#	GMO Pepabo, Inc.	500	19,883
#*	GNI Group, Ltd.	9,000	130,643
	Golf Digest Online, Inc.	2,100	31,670
	Good Com Asset Co., Ltd.	3,000	40,750
	Grace Technology, Inc.	6,500	81,858
	gremz, Inc.	1,400	28,145
	GS Yuasa Corp.	7,800	200,389
#	Gumi, Inc.	4,100	30,100
	GungHo Online Entertainment, Inc.	10,800	200,096
	H.U. Group Holdings, Inc.	12,600	327,100
	Hakudo Co., Ltd.	600	12,143
	Halows Co., Ltd.	2,400	62,107
	Hamee Corp.	1,100	15,659
	Handsman Co., Ltd.	1,800	25,457
	Hazama Ando Corp.	39,600	301,262
*	Hennge KK	1,300	38,595
	Himacs, Ltd.	720	7,166
	Hinokiya Group Co., Ltd.	100	2,249
	Hioki EE Corp.	2,700	188,320
	Hirose Tusyo, Inc.	400	8,578
	Hito Communications Holdings, Inc.	1,300	24,927
	Hochiki Corp.	1,800	18,536
	Hokuto Corp.	5,600	98,241
	Hosokawa Micron Corp.	1,500	85,281
#*	Hotland Co., Ltd.	2,400	28,232
*	Hotto Link, Inc.	2,000	11,244
*	House Do Co., Ltd.	1,000	9,062
*	HPC Systems, Inc.	900	26,050
	IBJ, Inc.	5,800	57,252
	Ichibanya Co., Ltd.	3,564	158,247
	Ichigo, Inc.	62,600	187,949
	Ichikoh Industries, Ltd.	7,000	46,990
#	Ichimasa Kamaboko Co., Ltd.	1,900	16,014
	ID Holdings Corp.	3,150	26,847
	Idec Corp.	7,000	139,916
	IDOM, Inc.	13,900	127,314
	Ihara Science Corp.	1,700	30,338
	I'll, Inc.	1,600	20,959
	i-mobile Co., Ltd.	1,100	13,872
*	Impact HD, Inc.	500	13,732
	Imuraya Group Co., Ltd.	2,200	46,031
#	Inageya Co., Ltd.	3,900	51,382
	I-Net Corp.	3,440	44,547
	Infocom Corp.	4,800	114,080
	Infomart Corp.	42,500	350,672
	Information Services International-Dentsu, Ltd.	5,800	229,533
	Insource Co., Ltd.	5,800	105,153
	Intage Holdings, Inc.	7,400	103,686
#	Intelligent Wave, Inc.	3,700	19,804
	Inter Action Corp.	2,500	55,369
	Internet Initiative Japan, Inc.	13,000	412,785
	IR Japan Holdings, Ltd.	1,900	235,117

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iriso Electronics Co., Ltd.	4,700	$224,556
#	I'rom Group Co., Ltd.	1,400	24,352
#	ISB Corp.	2,200	29,463
	Itfor, Inc.	7,000	46,867
	ITmedia, Inc.	2,700	50,546
*	Itokuro, Inc.	1,600	15,089
	JAC Recruitment Co., Ltd.	4,300	68,840
	Japan Aviation Electronics Industry, Ltd.	8,100	128,975
	Japan Best Rescue System Co., Ltd.	4,500	42,363
	Japan Elevator Service Holdings Co., Ltd.	11,600	267,382
*	Japan Hospice Holdings, Inc.	600	9,912
	Japan Lifeline Co., Ltd.	14,500	182,529
	Japan Material Co., Ltd.	15,200	181,698
	Japan Medical Dynamic Marketing, Inc.	4,300	95,143
	Japan Property Management Center Co., Ltd.	2,400	28,164
	Japan Steel Works, Ltd. (The)	800	19,680
	JBCC Holdings, Inc.	3,900	51,881
	JCU Corp.	5,600	205,730
	Jeol, Ltd.	9,200	598,269
	JFE Systems, Inc.	800	12,665
*	JIG-SAW, Inc.	600	46,999
	JINS Holdings, Inc.	3,200	209,565
#	J-Lease Co., Ltd.	1,400	20,922
#	JM Holdings Co., Ltd.	2,800	53,538
	JP-Holdings, Inc.	12,900	32,133
#*	JTOWER, Inc.	2,000	132,922
	Kadokawa Corp.	1,200	46,858
	Kadoya Sesame Mills, Inc.	600	21,892
	Kagome Co., Ltd.	9,800	251,667
	Kaken Pharmaceutical Co., Ltd.	5,300	234,595
	Kakiyasu Honten Co., Ltd.	2,000	46,093
	Kameda Seika Co., Ltd.	3,000	123,857
	Kanamic Network Co., Ltd.	4,100	22,733
	Kanematsu Electronics, Ltd.	3,400	111,728
	Kanto Denka Kogyo Co., Ltd.	11,100	106,727
	Katitas Co., Ltd.	10,900	325,105
	KeePer Technical Laboratory Co., Ltd.	3,000	80,027
	KEIWA, Inc.	1,200	38,475
	KFC Holdings Japan, Ltd.	3,500	90,978
	KH Neochem Co., Ltd.	8,500	200,994
*	Kintetsu Department Store Co., Ltd.	2,000	56,151
	Kintetsu World Express, Inc.	6,100	148,642
	Ki-Star Real Estate Co., Ltd.	1,600	72,503
	Kitanotatsujin Corp.	12,300	60,660
	Kito Corp.	4,300	66,677
*	KLab, Inc.	7,200	42,712
	Kobelco Eco-Solutions Co., Ltd.	400	10,153
	KOMEDA Holdings Co., Ltd.	10,700	200,598
	Konoshima Chemical Co., Ltd.	800	16,272
	Kozo Keikaku Engineering, Inc.	1,500	36,746
	Kura Sushi, Inc.	1,000	37,232
	Kusuri no Aoki Holdings Co., Ltd.	3,600	241,096
	Kyudenko Corp.	8,900	317,172
	LAC Co., Ltd.	2,200	21,061
	Lacto Japan Co., Ltd.	1,400	34,202
*	LAND Co., Ltd.	162,800	16,277
	LEC, Inc.	5,800	58,781
#	Legs Co., Ltd.	1,000	19,550
	Life Corp.	3,400	118,774

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	LIFULL Co., Ltd.	20,200	$61,439
	Like Co., Ltd.	1,800	33,819
	Linical Co., Ltd.	2,500	20,624
	Link And Motivation, Inc.	7,700	61,934
	LITALICO, Inc.	2,100	100,921
	Locondo, Inc.	1,300	17,154
*	LTS, Inc.	400	14,055
*	M&A Capital Partners Co., Ltd.	3,800	183,990
	Maeda Kosen Co., Ltd.	4,700	157,457
*	Management Solutions Co., Ltd.	2,300	53,943
	Mani, Inc.	15,700	335,111
	MarkLines Co., Ltd.	3,000	75,091
	Marumae Co., Ltd.	1,400	27,230
	Maruwa Co., Ltd.	2,200	215,488
	Maruwa Unyu Kikan Co., Ltd.	8,000	112,185
	Marvelous, Inc.	8,500	57,190
	Matching Service Japan Co., Ltd.	2,000	20,311
	Matsui Securities Co., Ltd.	28,400	204,089
	MCJ Co., Ltd.	17,000	192,203
	MEC Co., Ltd.	3,900	119,501
#	Media Do Co., Ltd.	2,200	90,814
	Medical Data Vision Co., Ltd.	6,700	122,701
	Medical System Network Co., Ltd.	5,500	37,161
*	MedPeer, Inc.	3,200	117,467
	Megachips Corp.	4,400	130,194
	Meidensha Corp.	2,100	45,621
	Meiho Facility Works, Ltd.	1,700	15,157
	Meiko Electronics Co., Ltd.	5,600	155,033
	Meitec Corp.	6,400	361,491
	Melco Holdings, Inc.	400	21,481
	Members Co., Ltd.	1,400	40,399
	Menicon Co., Ltd.	6,200	453,188
	METAWATER Co., Ltd.	5,600	102,438
	Micronics Japan Co., Ltd.	5,700	72,717
#	Midac Co., Ltd.	1,400	65,862
	Milbon Co., Ltd.	6,560	361,887
	Mimasu Semiconductor Industry Co., Ltd.	4,200	94,389
	Ministop Co., Ltd.	3,700	48,209
	Minkabu The Infonoid, Inc.	800	28,423
	Miroku Jyoho Service Co., Ltd.	4,700	67,521
	Mitani Corp.	1,900	142,672
	Mitani Sekisan Co., Ltd.	2,300	93,486
	Mitsubishi Logisnext Co., Ltd.	7,100	64,440
	Mitsubishi Research Institute, Inc.	2,000	72,836
	Mitsui High-Tec, Inc.	5,400	316,310
	Mizuho Medy Co., Ltd.	1,000	22,914
*	Mobile Factory, Inc.	1,000	9,789
	Monex Group, Inc.	35,200	221,862
	Monogatari Corp. (The)	2,600	161,555
	Morinaga & Co., Ltd.	7,500	237,947
	Morinaga Milk Industry Co., Ltd.	5,800	324,993
	Morita Holdings Corp.	7,700	108,635
	Morningstar Japan KK	6,400	26,865
	Mortgage Service Japan, Ltd.	2,200	20,391
*	MTG Co., Ltd.	1,400	22,936
	MTI, Ltd.	5,300	35,393
	m-up Holdings, Inc.	1,600	48,167
	Musashi Seimitsu Industry Co., Ltd.	7,300	151,764
	NAC Co., Ltd.	2,300	19,226

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagaileben Co., Ltd.	3,900	$91,995
	Nagatanien Holdings Co., Ltd.	2,700	52,283
	Nagawa Co., Ltd.	1,900	152,333
	Naigai Tec Corp.	500	15,052
	Naigai Trans Line, Ltd.	1,400	24,310
	Nakamoto Packs Co., Ltd.	400	6,495
	Nakanishi, Inc.	15,500	321,816
	Natori Co., Ltd.	2,300	40,580
	NEC Networks & System Integration Corp.	3,500	62,067
#	NEOJAPAN, Inc.	1,000	12,662
	New Art Holdings Co., Ltd.	3,290	38,072
	Nextage Co., Ltd.	7,400	152,200
*	NexTone, Inc.	800	28,593
#	NFC Holdings, Inc.	900	16,386
	Nichias Corp.	13,400	340,651
	Nichiha Corp.	5,800	152,366
	Nihon Chouzai Co., Ltd.	2,500	39,104
	Nihon Dengi Co., Ltd.	800	28,406
	Nihon Flush Co., Ltd.	4,800	53,704
	Nihon Kohden Corp.	8,800	268,833
	Niitaka Co., Ltd.	500	9,287
	Nippon Air Conditioning Services Co., Ltd.	5,100	33,933
	Nippon Aqua Co., Ltd.	3,900	19,178
	Nippon Commercial Development Co., Ltd.	2,000	31,315
	Nippon Computer Dynamics Co., Ltd.	1,900	11,593
	Nippon Concept Corp.	1,100	23,944
	Nippon Gas Co., Ltd.	27,000	426,466
	Nippon Kanzai Co., Ltd.	1,300	30,807
#	Nippon Parking Development Co., Ltd.	52,400	74,296
	Nippon Pillar Packing Co., Ltd.	2,500	51,617
	Nippon Systemware Co., Ltd.	1,600	35,202
	Nipro Corp.	33,400	414,851
#	Nishimatsuya Chain Co., Ltd.	7,200	87,965
	Nissei ASB Machine Co., Ltd.	2,000	88,581
	Nisso Corp.	3,600	27,377
	Nittoc Construction Co., Ltd.	4,800	33,500
	Noevir Holdings Co., Ltd.	3,800	189,812
	Nohmi Bosai, Ltd.	5,300	101,497
	Nojima Corp.	7,100	184,545
	Nomura Co., Ltd.	16,600	129,406
#	Nomura Micro Science Co., Ltd.	1,100	43,767
#	NPC, Inc.	2,100	17,196
	NS Tool Co., Ltd.	4,400	59,889
	NSD Co., Ltd.	18,100	310,326
	Oat Agrio Co., Ltd.	400	4,849
#	Obara Group, Inc.	2,800	100,209
	Oenon Holdings, Inc.	11,500	39,007
#	Ohba Co., Ltd.	2,300	16,882
	Ohsho Food Service Corp.	3,200	171,475
*	Oisix ra daichi, Inc.	5,100	181,348
	Okamoto Industries, Inc.	2,500	94,414
	Okamoto Machine Tool Works, Ltd.	600	33,327
	Okinawa Cellular Telephone Co.	3,100	147,465
	Optex Group Co., Ltd.	7,020	108,282
*	Optim Corp.	3,400	62,353
	Optorun Co., Ltd.	5,100	102,772
	Oricon, Inc.	1,100	9,072
	Oriental Consultants Holdings Co., Ltd.	700	17,019
	Oro Co., Ltd.	2,100	73,683

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Organic Chemical Industry, Ltd.	3,900	$133,721
	OSG Corp.	21,200	396,541
	Outsourcing, Inc.	28,200	539,771
	PAPYLESS Co., Ltd.	1,400	20,037
	Paramount Bed Holdings Co., Ltd.	10,000	178,741
#	Pasco Corp.	1,100	14,823
	Pasona Group, Inc.	5,000	101,418
	PCA Corp.	700	30,697
	PCI Holdings, Inc.	1,800	18,103
	Penta-Ocean Construction Co., Ltd.	61,500	416,739
	Pickles Corp.	800	27,011
	Pilot Corp.	7,100	244,032
	Plenus Co., Ltd.	2,600	50,071
	Poletowin Pitcrew Holdings, Inc.	6,900	65,405
*	PR Times, Inc.	700	20,267
#*	Precision System Science Co., Ltd.	6,300	42,075
	Premium Group Co., Ltd.	2,700	82,726
*	Premium Water Holdings, Inc.	800	24,301
	Prestige International, Inc.	24,000	153,659
	Prima Meat Packers, Ltd.	6,200	168,111
	Pronexus, Inc.	3,800	34,917
*	Prored Partners Co., Ltd.	800	19,387
#	Pro-Ship, Inc.	1,200	16,016
	Proto Corp.	5,900	74,823
*	QB Net Holdings Co., Ltd.	3,100	45,830
	Qol Holdings Co., Ltd.	5,400	74,859
	Quick Co., Ltd.	2,900	31,754
	Raccoon Holdings, Inc.	3,500	75,201
	Raito Kogyo Co., Ltd.	10,100	180,849
#	RareJob, Inc.	1,100	17,073
	Relia, Inc.	8,800	107,829
*	RenetJapanGroup, Inc.	1,600	11,231
*	RENOVA, Inc.	1,500	67,704
	Resorttrust, Inc.	19,900	327,077
	Rheon Automatic Machinery Co., Ltd.	3,000	39,542
	Ride On Express Holdings Co., Ltd.	1,500	20,187
	Riken Keiki Co., Ltd.	2,300	54,208
	Rion Co., Ltd.	1,300	31,515
	Riso Kyoiku Co., Ltd.	28,800	95,163
	River Eletec Corp.	1,700	24,675
	Rokko Butter Co., Ltd.	3,200	44,472
	Roland Corp.	1,900	90,409
	Rorze Corp.	2,600	200,638
#	Rozetta Corp.	1,300	18,561
	RS Technologies Co., Ltd.	2,000	107,054
	S Foods, Inc.	3,000	93,701
	S&B Foods, Inc.	800	34,463
	Sagami Rubber Industries Co., Ltd.	2,000	19,139
	Saison Information Systems Co., Ltd.	1,200	22,861
	Sakai Moving Service Co., Ltd.	2,500	120,608
	Sakura Internet, Inc.	4,200	22,434
	SAMTY Co., Ltd.	3,600	72,635
#*	Sanix, Inc.	9,100	30,711
*	Sanken Electric Co., Ltd.	5,800	275,240
	Sankyo Frontier Co., Ltd.	1,100	43,283
	Sanoh Industrial Co., Ltd.	4,100	46,444
*	Sansan, Inc.	1,900	155,365
	Santec Corp.	800	10,808
	Sanyo Denki Co., Ltd.	800	51,705

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Trading Co., Ltd.	2,400	$26,447
	Sato Foods Co., Ltd.	600	28,010
	Sato Holdings Corp.	6,400	163,486
	SB Technology Corp.	2,500	68,579
	SBS Holdings, Inc.	4,700	144,671
	Scala, Inc.	3,700	24,806
#	Scroll Corp.	2,100	16,557
	Seed Co., Ltd.	3,000	19,602
	Segue Group Co., Ltd.	1,500	14,387
	Seiko Electric Co., Ltd.	700	11,007
	Seiren Co., Ltd.	8,300	168,803
	Senko Group Holdings Co., Ltd.	21,600	218,594
	Septeni Holdings Co., Ltd.	15,700	59,190
#	SERAKU Co., Ltd.	1,200	20,503
	Shibaura Electronics Co., Ltd.	1,500	67,856
	Shibaura Mechatronics Corp.	800	54,447
	Shibuya Corp.	3,400	95,174
*	Shidax Corp.	6,500	18,052
*	SHIFT, Inc.	500	91,728
	Shin Nippon Biomedical Laboratories, Ltd.	4,200	39,785
	Shinnihonseiyaku Co., Ltd.	2,200	40,740
	Shinwa Co., Ltd.	2,000	41,233
	Ship Healthcare Holdings, Inc.	11,500	290,005
	SHL-Japan, Ltd.	200	5,305
	SHO-BOND Holdings Co., Ltd.	7,900	333,708
	Shoei Co., Ltd.	6,000	251,370
	Shoei Foods Corp.	2,100	75,075
	Showa Sangyo Co., Ltd.	3,700	101,096
	SIGMAXYZ, Inc.	3,600	78,340
	Siix Corp.	5,200	67,103
*	Silver Life Co., Ltd.	1,300	22,349
*	Smaregi, Inc.	400	26,342
	SMS Co., Ltd.	15,100	422,957
	Snow Peak, Inc.	1,600	59,516
	Softcreate Holdings Corp.	2,100	55,054
	Software Service, Inc.	800	71,880
#	Soiken Holdings, Inc.	3,900	15,019
	Solasto Corp.	10,900	133,190
	SoldOut, Inc.	800	13,706
	Soliton Systems K.K.	1,900	27,441
	Solxyz Co., Ltd.	1,400	12,209
	Sourcenext Corp.	18,400	51,224
	Sparx Group Co., Ltd.	25,500	57,709
	S-Pool, Inc.	15,400	132,749
	Sprix, Ltd.	1,600	15,983
	SRA Holdings	2,500	60,655
	ST Corp.	2,900	45,906
	Star Mica Holdings Co., Ltd.	3,100	36,121
	Starts Corp., Inc.	7,300	191,069
	St-Care Holding Corp.	1,700	14,670
	Stella Chemifa Corp.	2,500	64,784
	Strike Co., Ltd.	2,100	70,315
	Studio Alice Co., Ltd.	2,200	47,793
	Sumitomo Bakelite Co., Ltd.	5,100	221,998
	Sumitomo Densetsu Co., Ltd.	3,600	70,887
*	SuRaLa Net Co., Ltd.	1,100	20,016
	SWCC Showa Holdings Co., Ltd.	700	11,451
	System D, Inc.	800	10,154
	System Information Co., Ltd.	3,000	25,217

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	System Research Co., Ltd.	1,000	$19,691
	System Support, Inc.	600	7,498
	Systems Engineering Consultants Co., Ltd.	600	14,186
	Systena Corp.	18,500	342,896
	Syuppin Co., Ltd.	4,200	43,102
#	Taiko Pharmaceutical Co., Ltd.	4,200	37,608
	Taiyo Holdings Co., Ltd.	4,600	212,554
	Takamiya Co., Ltd.	5,700	25,865
	Takara Holdings, Inc.	16,400	190,834
	Takemoto Yohki Co., Ltd.	1,400	12,805
	Takeuchi Manufacturing Co., Ltd.	8,000	199,455
	Takuma Co., Ltd.	10,600	170,208
	Tama Home Co., Ltd.	3,500	81,505
#	Tamagawa Holdings Co., Ltd.	1,700	18,538
	Tamron Co., Ltd.	4,100	98,485
	Tanseisha Co., Ltd.	9,100	70,343
#	Taoka Chemical Co., Ltd.	400	45,563
	Tazmo Co., Ltd.	2,600	43,427
	TDC Soft, Inc.	4,100	41,104
*	TeamSpirit, Inc.	1,100	9,192
	TechMatrix Corp.	9,200	145,025
	Techno Horizon Co., Ltd.	2,500	41,547
	Tecnos Japan, Inc.	1,600	8,798
	Temairazu, Inc.	500	25,819
	Tenpos Holdings Co., Ltd.	1,600	30,842
	Terilogy Co., Ltd.	2,200	10,245
	T-Gaia Corp.	4,800	86,560
	TKC Corp.	7,800	231,549
	Tobila Systems, Inc.	1,100	12,475
	Tocalo Co., Ltd.	14,100	177,169
	Toho Titanium Co., Ltd.	7,800	84,998
	Tokai Corp.	5,100	112,490
	TOKAI Holdings Corp.	21,500	176,188
	Token Corp.	1,600	144,441
*	Tokyo Base Co., Ltd.	3,600	24,186
	Tokyo Electron Device, Ltd.	1,400	65,230
	Tokyo Individualized Educational Institute, Inc.	5,500	31,197
	Tokyo Seimitsu Co., Ltd.	7,700	329,666
	Tokyotokeiba Co., Ltd.	3,600	143,371
	Tomy Co., Ltd.	22,400	196,768
	Topcon Corp.	24,900	351,144
	Toridoll Holdings Corp.	10,800	199,347
	Toshiba TEC Corp.	5,500	221,586
	Tosho Co., Ltd.	4,200	64,151
	Totech Corp.	1,400	33,455
	Toukei Computer Co., Ltd.	300	13,022
	Towa Corp.	3,700	81,199
	Towa Pharmaceutical Co., Ltd.	6,100	155,808
#	Toyo Gosei Co., Ltd.	1,400	154,393
	Traders Holdings Co., Ltd.	3,120	9,609
	Trancom Co., Ltd.	1,600	124,851
	Trans Genic, Inc.	4,600	22,290
#	Transaction Co., Ltd.	2,700	31,321
	Transcosmos, Inc.	5,200	147,546
	Tri Chemical Laboratories, Inc.	5,600	155,235
	Trusco Nakayama Corp.	8,400	222,044
	Tsubaki Nakashima Co., Ltd.	7,400	111,552
	Tsugami Corp.	9,600	136,016
	Tsuzuki Denki Co., Ltd.	1,400	20,270

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ubicom Holdings, Inc.	1,100	$34,511
	ULS Group, Inc.	300	13,624
	United Super Markets Holdings, Inc.	1,100	10,761
*	Unitika, Ltd.	14,200	43,520
	Usen-Next Holdings Co., Ltd.	1,900	41,905
#	User Local, Inc.	1,400	22,920
	UT Group Co., Ltd.	7,000	219,695
#*	UUUM, CO., Ltd.	2,600	32,215
*	Uzabase, Inc.	3,000	62,974
	V Technology Co., Ltd.	2,400	105,211
	Valqua, Ltd.	4,400	85,940
	Value HR Co., Ltd.	1,000	15,000
	ValueCommerce Co., Ltd.	4,400	152,693
#	V-Cube, Inc.	4,100	87,798
	Vector, Inc.	7,000	66,168
	Vega Corp. Co., Ltd.	1,300	13,029
	Vertex Corp.	1,400	38,964
	VINX Corp.	1,200	9,957
	VT Holdings Co., Ltd.	19,500	87,068
	Wacom Co., Ltd.	37,900	219,605
	Waseda Academy Co., Ltd.	2,200	18,409
	Watahan & Co., Ltd.	2,000	22,754
	WDB Holdings Co., Ltd.	2,100	58,085
	Weathernews, Inc.	1,500	74,248
	Welbe, Inc.	2,800	33,315
#	Wellnet Corp.	5,700	26,015
	West Holdings Corp.	5,915	265,931
	Will Group, Inc.	2,700	23,731
*	WILLs, Inc.	1,200	10,050
	WIN-Partners Co., Ltd.	3,900	35,460
	World Holdings Co., Ltd.	1,900	55,236
	Wow World Inc.	600	10,656
	Wowow, Inc.	1,400	30,415
*	Writeup Co., Ltd.	800	20,166
	YAKUODO Holdings Co., Ltd.	2,900	61,114
	YAMADA Consulting Group Co., Ltd.	3,500	37,482
	Yamaichi Electronics Co., Ltd.	4,400	65,433
	YA-MAN, Ltd.	6,900	77,811
	Yaoko Co., Ltd.	3,300	199,139
	Yasunaga Corp.	1,900	19,440
	YE DIGITAL Corp.	2,000	10,104
	Yokowo Co., Ltd.	4,000	97,484
*	Yoshimura Food Holdings KK	2,200	15,544
	Zenrin Co., Ltd.	8,650	85,582
	ZERIA Pharmaceutical Co., Ltd.	4,000	75,791
TOTAL JAPAN			59,186,401
LUXEMBOURG — (0.0%)
	B&S Group Sarl	3,106	30,877
NETHERLANDS — (2.8%)
*	Accell Group NV	1,772	87,754
	Amsterdam Commodities NV	2,643	75,453
	Arcadis NV	13,365	591,876
#*	Basic-Fit NV	9,076	419,505
	BE Semiconductor Industries NV	19,227	1,687,334
*	Beter Bed Holding NV	3,523	26,172
	Corbion NV	9,695	530,748
	Euronext NV	17,264	1,920,554

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Flow Traders	7,183	$292,123
*	GrandVision NV	11,922	401,235
	Nedap NV	1,373	102,759
*	OCI NV	14,539	352,701
#	PostNL NV	93,078	503,699
	Signify NV	4,362	244,354
	TKH Group NV	9,626	511,756
TOTAL NETHERLANDS			7,748,023
NEW ZEALAND — (0.6%)
*	AFT Pharmaceuticals, Ltd.	3,631	11,513
	Briscoe Group, Ltd.	6,337	25,151
	Chorus, Ltd.	95,628	410,476
	Delegat Group, Ltd.	8,978	85,219
#*	Eroad, Ltd.	4,979	22,933
	Freightways, Ltd.	36,994	329,903
	Hallenstein Glasson Holdings, Ltd.	11,317	57,034
	Heartland Group Holdings, Ltd.	31,053	44,362
	NZX, Ltd.	55,566	74,332
#*	Pushpay Holdings, Ltd.	53,232	63,117
*	Restaurant Brands New Zealand, Ltd.	5,960	66,495
	Scales Corp., Ltd.	11,057	35,146
	Skellerup Holdings, Ltd.	28,664	101,851
*	SKYCITY Entertainment Group, Ltd.	8,207	18,416
	Summerset Group Holdings, Ltd.	22,113	198,930
	Warehouse Group, Ltd. (The)	4,488	10,759
TOTAL NEW ZEALAND			1,555,637
NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	85,362	94,958
	AF Gruppen ASA	814	17,206
	AKVA Group ASA	2,598	24,695
#*	ArcticZymes Technologies ASA	11,505	138,579
*	Asetek A.S.	3,236	39,679
	Atea ASA	17,035	324,567
	Austevoll Seafood ASA	4,129	52,055
	Bank Norwegian ASA	27,130	317,815
	Bonheur ASA	1,119	35,692
	Borregaard ASA	20,559	534,820
	Bouvet ASA	6,740	44,200
#*	BW Energy, Ltd.	8,240	24,886
*	Crayon Group Holding ASA	9,073	157,135
	Europris ASA	42,597	286,624
#	Fjordkraft Holding ASA	16,191	92,134
#*	Grieg Seafood ASA	2,721	26,223
	Kid ASA	2,613	34,184
	Kitron ASA	26,081	57,304
	Medistim ASA	1,774	63,342
	Norway Royal Salmon ASA	1,190	28,296
*	Norwegian Energy Co. ASA	1,954	31,926
*	Panoro Energy ASA	9,833	23,536
	Protector Forsikring ASA	7,192	73,850
*	SATS ASA	5,210	12,371
	Selvaag Bolig ASA	10,860	71,899
	Veidekke ASA	26,327	339,092
#*	Vow ASA	5,042	21,029
*	Vow Green Metals A.S.	5,042	3,881
TOTAL NORWAY			2,971,978

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.2%)
	Altri SGPS SA	17,945	$108,397
	CTT-Correios de Portugal SA	40,087	208,563
*	Greenvolt-Energias Renovaveis SA	326	1,841
*	Ibersol SGPS SA	1,448	10,129
*	Mota-Engil SGPS SA	18,296	27,123
	Navigator Co. SA (The)	28,911	104,123
	NOS SGPS SA	29,459	109,221
TOTAL PORTUGAL			569,397
SINGAPORE — (1.0%)
	AEM Holdings, Ltd.	58,400	168,479
	Avarga, Ltd.	90,100	19,977
#*	Best World International, Ltd.	67,600	12,613
	Boustead Singapore, Ltd.	48,000	42,142
	China Sunsine Chemical Holdings, Ltd.	19,600	7,362
	CSE Global, Ltd.	100,500	38,173
	Del Monte Pacific, Ltd.	125,600	37,947
	Delfi, Ltd.	78,100	48,743
	First Resources, Ltd.	117,000	117,293
	Food Empire Holdings, Ltd.	38,800	24,026
	Frencken Group, Ltd.	58,600	82,239
	Fu Yu Corp., Ltd.	53,300	11,597
	HRnetgroup, Ltd.	67,400	39,584
	iFAST Corp., Ltd.	38,300	226,318
	IGG, Inc.	211,000	239,860
	InnoTek, Ltd.	19,500	12,937
	Micro-Mechanics Holdings, Ltd.	9,400	21,982
	NetLink NBN Trust	242,100	174,159
#*	Oceanus Group, Ltd.	2,079,000	53,511
	Propnex, Ltd.	19,700	27,906
	Q&M Dental Group Singapore, Ltd.	73,100	44,747
	Raffles Medical Group, Ltd.	107,600	114,411
	Riverstone Holdings, Ltd.	130,500	116,745
	Sembcorp Industries, Ltd.	55,400	85,457
	Sheng Siong Group, Ltd.	168,700	195,541
	Singapore Post, Ltd.	301,600	142,515
	StarHub, Ltd.	158,800	141,866
	UMS Holdings, Ltd.	109,900	130,650
	Vicom, Ltd.	19,600	29,506
	XP Power, Ltd.	3,955	282,542
TOTAL SINGAPORE			2,690,828
SPAIN — (1.9%)
	Acciona SA	4,156	637,170
	Acerinox SA	14,876	198,860
*	Amper SA	271,757	55,499
	Befesa SA	6,574	516,164
	Cia de Distribucion Integral Logista Holdings SA	12,009	258,866
	CIE Automotive SA	11,206	334,075
*	Construcciones y Auxiliar de Ferrocarriles SA	3,441	145,974
	Faes Farma SA	41,505	161,999
	Fomento de Construcciones y Contratas SA	16,039	183,672
*	Gestamp Automocion SA	15,370	75,162
	Global Dominion Access SA	16,668	89,024
*	Indra Sistemas SA	28,348	296,760
	Laboratorios Farmaceuticos Rovi SA	2,176	153,602
	Miquel y Costas & Miquel SA	1,437	27,929
	Pharma Mar SA	3,157	269,943

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Prosegur Cash SA	56,705	$55,537
	Prosegur Cia de Seguridad SA	46,866	160,109
	Sacyr SA	81,858	199,034
*	Solarpack Corp. Tecnologica SA	1,164	36,124
*	Talgo SA	6,231	31,886
	Vidrala SA	4,116	494,836
	Viscofan SA	8,651	600,747
	Zardoya Otis SA	42,030	284,828
TOTAL SPAIN			5,267,800
SWEDEN — (3.9%)
	AddLife AB, Class B	17,408	580,715
	AddNode Group AB, Class B	4,292	186,073
	AddTech AB, Class B	29,146	606,456
	Avanza Bank Holding AB	4,091	132,503
	Beijer Alma AB	8,124	198,144
*	BHG Group AB	5,157	79,543
	Bilia AB, Class A	464	9,956
	BioGaia AB, Class B	4,621	276,318
	Biotage AB	14,547	416,188
*	Boozt AB	6,648	143,256
	Bravida Holding AB	8,915	137,937
	Bufab AB	3,194	123,608
	Cellavision AB	2,085	109,833
*	Electrolux Professional AB, Class B	34,165	253,961
#	Eolus Vind AB, Class B	836	18,972
	eWork Group AB	2,192	26,121
	FormPipe Software AB	3,198	13,153
#	G5 Entertainment AB	1,071	55,975
	GARO AB	2,470	35,910
	GHP Specialty Care AB	10,982	37,824
	Hexatronic Group AB	2,756	56,051
	HMS Networks AB	4,698	220,557
	Instalco AB	7,149	384,983
	INVISIO AB	6,520	134,971
	Kindred Group P.L.C.	59,946	981,228
	KNOW IT AB	5,135	180,088
	Lagercrantz Group AB, Class B	46,209	631,835
	LeoVegas AB	19,957	85,857
	Lime Technologies AB	1,564	72,496
*	Medcap AB	458	10,929
	Medicover AB, Class B	6,206	180,252
	MIPS AB	5,224	551,659
	Momentum Group AB, Class B	2,785	62,017
	Munters Group AB	9,820	90,009
	Mycronic AB	10,910	320,413
	NCAB Group AB	1,498	96,955
	NCC AB, Class B	20,593	365,927
	Nobina AB	19,907	183,559
	Nolato AB, Class B	50,880	564,777
*	Nordic Entertainment Group AB, Class B	15,262	815,006
	OEM International AB, Class B	8,487	136,553
	Proact IT Group AB	6,525	61,100
*	RaySearch Laboratories AB	5,136	50,530
	Sectra AB, Class B	6,058	482,738
*	Systemair AB	3,326	131,137
	Troax Group AB	9,655	349,521

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Vitec Software Group AB, Class B	3,900	$193,629
TOTAL SWEDEN			10,837,223
SWITZERLAND — (7.5%)
	ALSO Holding AG	1,596	491,053
*	APG SGA SA	311	76,381
*	Ascom Holding AG	1,260	21,609
	Bachem Holding AG, Class B	1,343	889,204
	Belimo Holding AG	2,560	1,322,167
	Bossard Holding AG, Class A	1,650	534,474
	Bucher Industries AG	1,260	701,214
	Burckhardt Compression Holding AG	587	230,308
	Burkhalter Holding AG	1,005	70,891
	Cembra Money Bank AG	6,249	649,177
	Coltene Holding AG	1,168	155,967
	Comet Holding AG	1,259	412,252
	dormakaba Holding AG	852	589,391
	Emmi AG	368	405,211
	Fenix Outdoor International AG	936	138,638
	Forbo Holding AG	275	588,596
	Galenica AG	11,690	887,423
	Georg Fischer AG	663	1,073,038
	Gurit Holding AG	21	47,518
	Inficon Holding AG	477	574,666
	Interroll Holding AG	173	790,805
*	IWG P.L.C.	173,243	754,782
	Kardex Holding AG	1,838	494,345
	LEM Holding SA	118	294,959
*	Medacta Group SA	470	66,738
	Mobilezone Holding AG	8,340	100,341
	Orior AG	1,437	135,612
*	Sensirion Holding AG	1,298	126,495
	SFS Group AG	3,056	455,632
	Siegfried Holding AG	1,058	1,070,571
	SIG Combibloc Group AG	59,494	1,755,417
	Softwareone Holding AG	14,083	361,448
#	Stadler Rail AG	1,023	44,898
	Sulzer AG	915	134,266
	Swissquote Group Holding SA	2,259	358,703
	Tecan Group AG	1,119	645,293
	VAT Group AG	7,219	2,833,853
	VZ Holding AG	3,853	347,214
TOTAL SWITZERLAND			20,630,550
UNITED KINGDOM — (13.6%)
*	4imprint Group P.L.C.	6,662	259,482
	888 Holdings P.L.C.	78,488	405,322
*	A.G. Barr P.L.C.	15,668	125,163
	Air Partner P.L.C.	7,145	8,449
	AJ Bell P.L.C.	53,475	312,213
	Alfa Financial Software Holdings P.L.C	12,424	24,879
*	AO World P.L.C.	25,696	80,419
	Appreciate Group P.L.C	61,766	21,908
	Aptitude Software Group P.L.C.	6,626	55,447
#	Ashmore Group P.L.C.	100,506	530,769
	Avon Protection P.L.C.	10,230	385,976
*	Boohoo Group P.L.C.	141,579	512,927
	Brewin Dolphin Holdings P.L.C.	59,143	294,789

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Britvic P.L.C.	65,041	$879,722
*	Bytes Technology Group P.L.C.	40,084	268,648
*	Centrica P.L.C.	802,183	506,200
	Clipper Logistics P.L.C.	14,003	164,226
	CMC Markets P.L.C.	21,662	135,026
	Coats Group P.L.C.	316,718	308,517
	Computacenter P.L.C.	17,264	652,613
	Concentric AB	8,036	184,919
	ContourGlobal P.L.C.	32,432	88,423
	Cranswick P.L.C.	11,092	623,233
*	CVS Group P.L.C.	15,254	509,384
*	De La Rue P.L.C.	21,184	52,944
	Devro P.L.C.	40,715	125,474
*	DFS Furniture P.L.C.	19,328	71,262
*	Dignity P.L.C.	4,159	45,986
	Diploma P.L.C.	28,361	1,165,051
	DiscoverIE Group P.L.C.	18,333	264,516
	Domino's Pizza Group P.L.C.	83,777	488,141
	dotdigital group P.L.C.	43,930	151,388
	Dunelm Group P.L.C.	25,907	477,345
	DWF Group P.L.C.	41,232	61,852
	EKF Diagnostics Holdings P.L.C.	10,727	11,183
	Electrocomponents P.L.C.	74,143	1,047,472
	EMIS Group P.L.C.	13,639	244,553
*	Ergomed P.L.C.	2,466	42,142
*	FD Technologies P.L.C.	3,928	127,796
	FDM Group Holdings P.L.C.	21,749	357,998
	Fevertree Drinks P.L.C.	28,394	944,261
	Forterra P.L.C.	51,919	217,768
*	Frontier Developments P.L.C.	3,298	121,492
	Future P.L.C.	614	29,410
	Games Workshop Group P.L.C.	8,021	1,267,237
	Gamesys Group P.L.C.	10,053	257,407
	Gamma Communications P.L.C.	13,903	400,224
	GB Group P.L.C.	6,659	80,525
	Genus P.L.C.	4,980	381,595
	Gooch & Housego P.L.C.	1,717	32,437
*	Greggs P.L.C.	26,972	1,033,507
*	Hays P.L.C.	95,199	195,698
*	Helios Towers P.L.C.	36,405	82,872
	Hill & Smith Holdings P.L.C.	19,166	432,684
	Hilton Food Group P.L.C.	15,628	247,589
*	Hollywood Bowl Group P.L.C.	9,164	29,958
	HomeServe P.L.C.	27,427	355,855
	IDOX P.L.C.	68,027	66,011
	IG Group Holdings P.L.C.	72,607	899,502
	IMI P.L.C.	68,083	1,665,644
	Impax Asset Management Group P.L.C.	16,078	269,835
	Inchcape P.L.C.	63,715	752,585
*	Indivior P.L.C.	132,169	303,032
	IntegraFin Holdings P.L.C.	48,164	355,180
	Integrated Diagnostics Holdings P.L.C.	16,300	19,071
	iomart Group P.L.C.	21,882	79,133
	James Halstead P.L.C.	26,140	194,567
*	Johnson Service Group P.L.C.	14,895	32,237
	JTC P.L.C.	18,529	164,865
	Kainos Group P.L.C.	18,494	443,945
*	Keywords Studios P.L.C.	9,222	375,235
	Learning Technologies Group P.L.C.	62,678	186,908

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	LSL Property Services P.L.C.	10,293	$60,235
	Luceco P.L.C.	21,291	114,996
	Macfarlane Group P.L.C.	22,063	34,317
	Marshalls P.L.C.	49,792	505,083
	Midwich Group P.L.C.	11,632	95,175
*	Mitie Group P.L.C.	160,843	141,684
	Moneysupermarket.com Group P.L.C.	112,747	397,921
	Morgan Advanced Materials P.L.C.	61,456	328,602
	Mortgage Advice Bureau Holdings, Ltd.	6,461	119,488
*	Motorpoint group P.L.C.	14,508	70,981
	NCC Group P.L.C.	46,954	205,300
	Next Fifteen Communications Group P.L.C.	17,456	218,202
	Nichols P.L.C.	1,552	31,461
	Ninety One P.L.C.	59,077	186,650
	Oxford Instruments P.L.C.	11,602	389,037
*	Pagegroup P.L.C.	83,007	709,118
	Pan African Resources P.L.C.	126,993	30,625
	PayPoint P.L.C.	15,890	130,258
	Plus500, Ltd.	23,909	465,300
	Polar Capital Holdings P.L.C.	17,444	213,274
	Record P.L.C.	11,681	14,309
	Renew Holdings P.L.C.	15,815	164,049
*	Restaurant Group P.L.C. (The)	9,222	14,710
	Rhi Magnesita NV	2,062	108,647
	River & Mercantile Group P.L.C.	6,028	17,403
	RM P.L.C.	19,106	66,336
	Robert Walters P.L.C.	14,183	131,788
	Rotork P.L.C.	217,282	1,089,609
	RWS Holdings P.L.C.	3,722	29,294
	Sanne Group P.L.C.	30,411	356,411
	Savills P.L.C.	28,453	454,430
	ScS Group P.L.C.	5,061	20,511
	Serco Group P.L.C.	206,112	405,203
	Softcat P.L.C.	30,455	818,433
	Spirent Communications P.L.C.	135,496	478,360
*	SSP Group P.L.C.	6,458	23,418
	SThree P.L.C.	28,289	196,857
	Strix Group P.L.C.	11,490	54,665
*	Studio Retail Group P.L.C.	9,958	39,578
*	Superdry P.L.C.	12,874	67,048
	Synthomer P.L.C.	78,903	580,353
	T Clarke P.L.C.	14,286	27,227
	Tate & Lyle P.L.C.	77,491	794,967
	Tatton Asset Management P.L.C.	7,029	48,428
	Telecom Plus P.L.C.	15,857	225,831
*	Topps Tiles P.L.C.	24,408	23,188
	Treatt P.L.C.	9,379	136,711
	UDG Healthcare P.L.C.	11,084	165,999
*	ULS Technology P.L.C.	8,625	8,944
	Ultra Electronics Holdings P.L.C.	17,948	790,316
	Victrex P.L.C.	21,832	805,113
	Volex P.L.C.	2,888	14,090
	Volution Group P.L.C.	18,657	122,577
*	Watches of Switzerland Group P.L.C.	14,635	204,688
	Watkin Jones P.L.C.	34,434	111,290
*	WH Smith P.L.C.	16,743	377,619
	Wilmington P.L.C.	4,671	14,206
	Wincanton P.L.C.	7,911	45,495
TOTAL UNITED KINGDOM			37,487,834

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED STATES — (0.0%)
* Arko Corp.	9,537	$79,013
TOTAL COMMON STOCKS		262,492,432
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Fuchs Petrolub SE	17,156	854,858
Jungheinrich AG	6,401	352,131
Sixt SE	3,970	328,971
TOTAL GERMANY		1,535,960
TOTAL INVESTMENT SECURITIES (Cost $178,546,417)		264,028,392

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	967,944	11,199,112
TOTAL INVESTMENTS — (100.0%)
(Cost $189,744,422)^^			$275,227,504
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$17,991,012	—	$17,991,012
Austria	—	4,040,983	—	4,040,983
Belgium	—	3,397,021	—	3,397,021
Canada	$28,756,721	—	—	28,756,721
China	—	20,273	—	20,273
Denmark	—	5,527,116	—	5,527,116
Finland	—	5,621,799	—	5,621,799
France	—	10,615,688	—	10,615,688
Germany	—	17,519,566	—	17,519,566
Hong Kong	55,868	5,952,582	—	6,008,450
Ireland	—	1,281,908	—	1,281,908
Israel	244,855	3,376,377	—	3,621,232
Italy	—	9,035,102	—	9,035,102
Japan	—	59,186,401	—	59,186,401
Luxembourg	—	30,877	—	30,877
Netherlands	—	7,748,023	—	7,748,023
New Zealand	—	1,555,637	—	1,555,637
Norway	3,881	2,968,097	—	2,971,978
Portugal	1,841	567,556	—	569,397
Singapore	—	2,690,828	—	2,690,828
Spain	—	5,267,800	—	5,267,800
Sweden	—	10,837,223	—	10,837,223
Switzerland	—	20,630,550	—	20,630,550
United Kingdom	—	37,487,834	—	37,487,834
United States	—	79,013	—	79,013
Preferred Stocks
Germany	—	1,535,960	—	1,535,960
Securities Lending Collateral	—	11,199,112	—	11,199,112
TOTAL	$29,063,166	$246,164,338	—	$275,227,504

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (16.0%)
Federal Home Loan Bank
5.375%, 08/15/24	800	$920,721
2.875%, 09/13/24	2,500	2,692,838
2.750%, 12/13/24	2,700	2,911,356
3.125%, 09/12/25	1,000	1,101,816
5.750%, 06/12/26	200	247,827
3.000%, 09/11/26	1,200	1,331,883
3.000%, 03/10/28	2,500	2,813,876
3.250%, 06/09/28	3,190	3,663,460
3.250%, 11/16/28	7,100	8,172,620
2.125%, 09/14/29	945	1,014,973
2.125%, 12/14/29	1,000	1,076,847
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29	2,500	3,634,315
6.750%, 03/15/31	3,815	5,680,257
6.250%, 07/15/32	4,239	6,340,484
Federal National Mortgage Association
2.625%, 09/06/24	800	856,868
2.125%, 04/24/26	3,800	4,055,851
1.875%, 09/24/26	6,000	6,346,080
0.750%, 10/08/27	1,750	1,730,998
6.250%, 05/15/29	4,330	5,972,949
7.125%, 01/15/30	3,583	5,273,149
7.250%, 05/15/30	3,316	4,976,967
0.875%, 08/05/30	10,700	10,314,963
6.625%, 11/15/30	3,600	5,264,773
TOTAL AGENCY OBLIGATIONS		86,395,871
BONDS — (49.5%)
3M Co.
# 2.875%, 10/15/27	850	930,779
2.375%, 08/26/29	1,000	1,062,413
ABB Finance USA, Inc.
2.875%, 05/08/22	100	102,019
Activision Blizzard, Inc.
3.400%, 06/15/27	100	111,780
1.350%, 09/15/30	2,500	2,381,502
Aetna, Inc.
3.500%, 11/15/24	50	53,995
Affiliated Managers Group, Inc.
3.500%, 08/01/25	150	163,964
3.300%, 06/15/30	800	877,698
Aflac, Inc.
3.625%, 11/15/24	250	274,007
3.250%, 03/17/25	50	54,414
Ahold Finance USA LLC
6.875%, 05/01/29	40	54,280
		Face Amount	Value†
		(000)

	Airbus SE
Ω	3.150%, 04/10/27	200	$218,073
	Albemarle Corp.
	4.150%, 12/01/24	200	219,278
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	600	667,400
	Alphabet, Inc.
	1.998%, 08/15/26	200	210,573
	1.100%, 08/15/30	8,000	7,665,868
	Amazon.com, Inc.
	3.150%, 08/22/27	800	887,738
#	1.500%, 06/03/30	4,500	4,456,167
	2.100%, 05/12/31	2,000	2,066,335
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	125	130,217
	American Express Credit Corp.
	3.300%, 05/03/27	700	777,496
	American Honda Finance Corp.
	1.950%, 05/20/22	1,000	1,014,140
	2.300%, 09/09/26	750	795,394
	American International Group, Inc.
	4.125%, 02/15/24	350	380,607
	3.900%, 04/01/26	200	222,743
	American Water Capital Corp.
	2.950%, 09/01/27	100	109,889
	Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	32,339
#	3.700%, 10/15/24	400	437,600
	2.875%, 09/15/26	500	540,619
	AmerisourceBergen Corp.
	3.450%, 12/15/27	200	220,609
	Analog Devices, Inc.
	3.900%, 12/15/25	533	595,157
	Anthem, Inc.
	3.500%, 08/15/24	150	161,797
	4.101%, 03/01/28	400	460,970
	2.250%, 05/15/30	500	513,700
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	500	557,477
	Aon Corp.
	3.750%, 05/02/29	1,000	1,135,346
	Aon P.L.C.
	3.500%, 06/14/24	275	295,479
	Apple, Inc.
	3.250%, 02/23/26	250	275,041
	2.450%, 08/04/26	695	741,623
	3.350%, 02/09/27	2,300	2,563,678

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	3.000%, 06/20/27	1,000	$1,104,017
	3.000%, 11/13/27	500	549,679
	2.200%, 09/11/29	2,000	2,094,436
	1.650%, 02/08/31	1,500	1,495,197
	Applied Materials, Inc.
	3.300%, 04/01/27	300	333,817
	Arrow Electronics, Inc.
	3.875%, 01/12/28	400	449,039
	AT&T, Inc.
	2.750%, 06/01/31	1,025	1,078,885
Ω	2.550%, 12/01/33	228	230,014
	Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25	250	280,622
	Autodesk, Inc.
	4.375%, 06/15/25	150	168,226
	3.500%, 06/15/27	845	941,891
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	1,600	1,758,923
	1.250%, 09/01/30	3,800	3,674,046
	AutoZone, Inc.
	3.125%, 04/21/26	450	490,797
	Avnet, Inc.
	4.625%, 04/15/26	250	282,521
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	728	813,622
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	600	660,285
	Banco Santander SA
	3.800%, 02/23/28	200	222,818
	Bank of America Corp.
	3.300%, 01/11/23	150	156,552
	4.000%, 04/01/24	136	148,230
	Bank of Montreal
	1.850%, 05/01/25	2,000	2,072,668
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24	300	323,215
	1.600%, 04/24/25	850	874,738
	2.800%, 05/04/26	500	541,153
	Barclays P.L.C.
	4.375%, 01/12/26	500	563,925
	Best Buy Co., Inc.
	4.450%, 10/01/28	500	585,840
	BlackRock, Inc.
	3.200%, 03/15/27	350	389,735
	3.250%, 04/30/29	2,000	2,260,262
	2.400%, 04/30/30	1,000	1,064,297
	1.900%, 01/28/31	5,000	5,100,391
	Booking Holdings, Inc.
	3.600%, 06/01/26	635	706,582
	4.625%, 04/13/30	1,000	1,202,390
	Boston Scientific Corp.
	3.850%, 05/15/25	102	112,972
		Face Amount	Value†
		(000)

	BPCE SA
	4.000%, 04/15/24	500	$545,838
	British Telecommunications P.L.C.
	5.125%, 12/04/28	500	595,253
Ω	3.250%, 11/08/29	1,000	1,061,014
	Broadcom, Inc.
	3.150%, 11/15/25	1,000	1,075,323
	4.150%, 11/15/30	800	906,790
Ω	4.300%, 11/15/32	500	577,402
	Brown & Brown, Inc.
	4.200%, 09/15/24	240	263,178
	Bunge, Ltd. Finance Corp.
#	3.750%, 09/25/27	965	1,074,809
	CA, Inc.
	4.700%, 03/15/27	250	282,525
	Campbell Soup Co.
	4.150%, 03/15/28	86	98,501
	Canadian Pacific Railway Co.
	2.900%, 02/01/25	50	53,239
	Capital One Financial Corp.
	3.750%, 04/24/24	50	53,961
	3.200%, 02/05/25	260	280,176
	3.750%, 03/09/27	700	784,715
	3.800%, 01/31/28	700	790,653
	Cardinal Health, Inc.
	3.750%, 09/15/25	1,000	1,104,591
	3.410%, 06/15/27	500	552,197
	Charles Schwab Corp. (The)
	3.200%, 03/02/27	700	771,937
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,500	1,637,055
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	50	53,905
	Cigna Corp.
	3.500%, 06/15/24	250	267,392
	3.250%, 04/15/25	750	811,575
	3.400%, 03/01/27	56	62,000
	2.400%, 03/15/30	500	520,070
	Cincinnati Financial Corp.
	6.920%, 05/15/28	600	795,552
	Cisco Systems, Inc.
#	2.500%, 09/20/26	1,000	1,076,328
	Citigroup, Inc.
	3.875%, 10/25/23	380	409,383
	Citizens Bank N.A.
	3.750%, 02/18/26	2,000	2,227,672
	Citrix Systems, Inc.
	3.300%, 03/01/30	1,500	1,596,958
	Clorox Co. (The)
	3.900%, 05/15/28	750	862,285
	CME Group, Inc.
	3.000%, 03/15/25	85	91,523
	3.750%, 06/15/28	1,000	1,149,319
	CNA Financial Corp.
	3.950%, 05/15/24	300	325,216
	4.500%, 03/01/26	280	318,301

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Coca-Cola Co. (The)
	2.900%, 05/25/27	400	$440,978
	Comcast Corp.
	3.375%, 08/15/25	500	546,873
	3.150%, 03/01/26	200	218,137
	Comerica, Inc.
#	4.000%, 02/01/29	500	580,893
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	100	110,364
	Conagra Brands, Inc.
	4.850%, 11/01/28	1,000	1,201,548
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	300	322,879
	5.300%, 03/01/35	350	454,215
	Cooperatieve Rabobank UA
	3.875%, 02/08/22	50	50,949
	3.375%, 05/21/25	1,500	1,646,343
	Costco Wholesale Corp.
	3.000%, 05/18/27	1,200	1,326,497
	1.600%, 04/20/30	5,500	5,481,224
	1.750%, 04/20/32	2,000	2,006,229
	Cox Communications, Inc.
Ω	3.500%, 08/15/27	400	443,765
	Credit Suisse AG
	3.625%, 09/09/24	500	543,392
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	200	228,465
	CVS Health Corp.
	2.750%, 12/01/22	200	205,340
	3.875%, 07/20/25	505	558,901
	Deere & Co.
	5.375%, 10/16/29	80	103,450
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	2,525	2,745,141
	Discover Bank
	4.650%, 09/13/28	1,400	1,658,954
	Discover Financial Services
	3.750%, 03/04/25	1,000	1,094,461
	Discovery Communications LLC
	3.900%, 11/15/24	150	162,931
	4.900%, 03/11/26	200	229,359
	Dollar General Corp.
	3.250%, 04/15/23	100	104,129
	4.150%, 11/01/25	500	561,933
	Dollar Tree, Inc.
	4.200%, 05/15/28	600	687,735
	DXC Technology Co.
	4.750%, 04/15/27	700	807,395
	E*TRADE Financial Corp.
	2.950%, 08/24/22	300	308,020
	4.500%, 06/20/28	750	873,921
	Eaton Corp.
#	3.103%, 09/15/27	400	437,898
	4.000%, 11/02/32	900	1,069,358
		Face Amount	Value†
		(000)

	Eaton Vance Corp.
	3.500%, 04/06/27	1,500	$1,640,507
	Ecolab, Inc.
	2.700%, 11/01/26	500	538,101
	Electronic Arts, Inc.
	4.800%, 03/01/26	164	189,773
	Enbridge, Inc.
	3.500%, 06/10/24	300	321,703
	3.700%, 07/15/27	500	557,925
	Enel Finance International NV
Ω	3.500%, 04/06/28	200	222,516
Ω	4.875%, 06/14/29	200	242,542
	Enterprise Products Operating LLC
	3.900%, 02/15/24	100	107,489
	Equinix, Inc.
	2.150%, 07/15/30	300	301,786
	Equinor ASA
	2.650%, 01/15/24	100	105,178
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	200	217,894
	Exelon Corp.
	3.400%, 04/15/26	200	219,532
	Exelon Generation Co. LLC
	3.250%, 06/01/25	1,000	1,082,199
	Expedia Group, Inc.
	3.250%, 02/15/30	2,000	2,099,198
	FedEx Corp.
	4.900%, 01/15/34	672	856,474
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	700	765,234
	Fifth Third Bancorp
	3.950%, 03/14/28	500	580,923
	Flex, Ltd.
	4.875%, 06/15/29	700	811,934
	FMR LLC
Ω	4.950%, 02/01/33	250	319,325
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,000	2,181,967
	GATX Corp.
	3.250%, 09/15/26	400	434,383
	General Mills, Inc.
	4.200%, 04/17/28	400	463,127
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	150,708
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	58,372
	Global Payments, Inc.
	4.800%, 04/01/26	530	610,657
	4.450%, 06/01/28	1,107	1,286,433
	Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	2,000	2,167,185
	3.750%, 02/25/26	1,150	1,273,549

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Halliburton Co.
	3.500%, 08/01/23	11	$11,580
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	585	632,667
	Hasbro, Inc.
	3.500%, 09/15/27	100	110,070
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	1,020,998
	Honeywell International, Inc.
	2.500%, 11/01/26	700	749,507
	HP, Inc.
	3.400%, 06/17/30	2,000	2,148,117
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	200	226,361
	3.900%, 05/25/26	1,000	1,114,091
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	531,783
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	107,069
	ING Groep NV
	3.550%, 04/09/24	500	538,454
	4.050%, 04/09/29	700	812,243
	Intel Corp.
#	3.150%, 05/11/27	500	551,925
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23	300	322,923
	3.750%, 12/01/25	1,375	1,525,769
	International Business Machines Corp.
	3.300%, 01/27/27	750	828,955
	International Paper Co.
	3.800%, 01/15/26	28	31,308
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	124	134,790
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22	600	614,710
	ITC Holdings Corp.
	3.650%, 06/15/24	200	214,599
	Jabil, Inc.
	3.600%, 01/15/30	750	813,331
	Janus Capital Group, Inc.
	4.875%, 08/01/25	350	396,077
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	400	468,498
	JM Smucker Co. (The)
	3.500%, 03/15/25	70	76,367
	JPMorgan Chase & Co.
	3.875%, 02/01/24	500	541,702
	3.900%, 07/15/25	1,000	1,108,766
	2.950%, 10/01/26	500	540,218
	Kellogg Co.
	2.750%, 03/01/23	75	77,666
	3.250%, 04/01/26	200	219,451
		Face Amount	Value†
		(000)

	3.400%, 11/15/27	500	$554,648
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	274,185
	KeyBank NA
	3.300%, 06/01/25	250	274,340
	KeyCorp
	2.550%, 10/01/29	800	848,523
	Kilroy Realty L.P.
	2.500%, 11/15/32	1,900	1,911,770
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	51,871
	Kimco Realty Corp.
	2.700%, 10/01/30	2,200	2,298,113
	Kroger Co. (The)
	7.500%, 04/01/31	424	611,015
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	750	838,198
	Lam Research Corp.
	4.000%, 03/15/29	250	292,582
	Lear Corp.
	3.800%, 09/15/27	272	303,798
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	945,448
	Legg Mason, Inc.
	4.750%, 03/15/26	30	34,941
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	1,179,764
	Lincoln National Corp.
	3.350%, 03/09/25	75	81,546
#	3.400%, 01/15/31	450	499,627
	Lloyds Banking Group P.L.C.
	4.450%, 05/08/25	700	786,179
	3.750%, 01/11/27	450	500,394
	4.375%, 03/22/28	1,000	1,157,511
	Loews Corp.
	2.625%, 05/15/23	50	51,711
	3.750%, 04/01/26	200	223,980
	Lowe's Cos., Inc.
	3.875%, 09/15/23	50	53,286
	3.375%, 09/15/25	125	136,917
	2.500%, 04/15/26	500	532,859
	LYB International Finance III LLC
	3.375%, 05/01/30	400	442,027
	LyondellBasell Industries NV
	5.750%, 04/15/24	300	337,027
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26	250	280,203
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,300	1,394,021
	Mars, Inc.
Ω	1.625%, 07/16/32	1,400	1,368,450
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	300	303,051
	3.500%, 03/10/25	250	272,184

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Mastercard, Inc.
	2.950%, 11/21/26	300	$328,927
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	150	167,140
	McDonald's Corp.
	3.700%, 01/30/26	150	167,112
	Medtronic, Inc.
	3.500%, 03/15/25	96	105,452
	MetLife, Inc.
	3.600%, 04/10/24	50	54,080
	3.000%, 03/01/25	250	268,960
	5.700%, 06/15/35	350	490,950
	Micron Technology, Inc.
	4.663%, 02/15/30	600	703,522
	Microsoft Corp.
	3.300%, 02/06/27	1,900	2,123,778
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22	400	406,271
	Morgan Stanley
	3.875%, 04/29/24	350	380,457
	3.875%, 01/27/26	400	448,492
	3.625%, 01/20/27	400	446,808
	Mosaic Co. (The)
	4.250%, 11/15/23	194	208,076
	Motorola Solutions, Inc.
	4.600%, 05/23/29	900	1,062,794
	MPLX L.P.
	4.125%, 03/01/27	397	447,495
	Nasdaq, Inc.
	4.250%, 06/01/24	375	409,161
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	250	279,792
	National Bank of Canada
	2.100%, 02/01/23	1,000	1,025,733
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	121	185,656
	Nationwide Building Society
Ω	3.900%, 07/21/25	600	670,063
	Natwest Group P.L.C.
	4.800%, 04/05/26	200	229,674
	NetApp, Inc.
	3.300%, 09/29/24	200	214,181
	2.700%, 06/22/30	500	527,669
	NIKE, Inc.
	2.375%, 11/01/26	500	534,279
	2.850%, 03/27/30	6,100	6,699,280
	Nomura Holdings, Inc.
	2.679%, 07/16/30	400	409,759
	Northern Trust Corp.
	1.950%, 05/01/30	600	615,360
	Nucor Corp.
	3.950%, 05/01/28	300	346,146
	Nutrien, Ltd.
	3.625%, 03/15/24	300	320,633
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	55,343
		Face Amount	Value†
		(000)

	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	300	$327,298
	Oracle Corp.
	2.950%, 05/15/25	1,250	1,334,058
	3.250%, 11/15/27	1,750	1,912,468
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	800	905,249
	Packaging Corp. of America
	4.500%, 11/01/23	500	539,289
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	721	790,814
	PepsiCo, Inc.
	2.750%, 03/05/22	100	101,516
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	200	218,464
	3.750%, 03/01/28	500	552,855
	3.150%, 12/15/29	465	494,044
	PNC Bank NA
	3.250%, 06/01/25	250	272,773
	PPG Industries, Inc.
	2.800%, 08/15/29	473	507,441
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	209,353
	3.100%, 11/15/26	100	109,021
	Progressive Corp.
	2.450%, 01/15/27	200	215,372
	Province of Quebec Canada
	7.500%, 09/15/29	500	729,894
	Prudential Financial, Inc.
	3.500%, 05/15/24	150	162,525
	QUALCOMM, Inc.
	1.650%, 05/20/32	651	635,076
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	200	217,437
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	400	448,874
	3.150%, 06/15/30	1,300	1,409,878
	Rockwell Automation, Inc.
	2.875%, 03/01/25	300	320,698
	Roper Technologies, Inc.
	3.800%, 12/15/26	200	224,902
	Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30	1,800	1,791,556
	Ryder System, Inc.
	2.875%, 06/01/22	135	137,645
	3.350%, 09/01/25	1,000	1,086,718
	salesforce.com, Inc.
	3.700%, 04/11/28	200	228,886
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	250	277,926
	4.400%, 07/13/27	200	226,026
	Santander UK P.L.C.
	4.000%, 03/13/24	50	54,457

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Schlumberger Investment SA
	2.650%, 06/26/30	439	$467,461
	Sempra Energy
	3.550%, 06/15/24	250	268,637
	Shell International Finance BV
#	3.250%, 05/11/25	1,222	1,331,812
	2.875%, 05/10/26	850	924,468
	4.125%, 05/11/35	650	784,664
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25	100	109,492
	2.950%, 08/15/29	1,000	1,089,220
	Societe Generale S.A.
Ω	3.000%, 01/22/30	1,900	2,007,576
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	200	225,699
	Southwest Gas Corp.
	3.700%, 04/01/28	100	112,387
	2.200%, 06/15/30	500	508,850
	Spectra Energy Partners L.P.
	4.750%, 03/15/24	400	438,353
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	200	221,692
	State Street Corp.
	3.550%, 08/18/25	200	221,684
	Steel Dynamics, Inc.
	3.250%, 01/15/31	125	136,556
	Stryker Corp.
	3.375%, 05/15/24	200	214,652
	3.375%, 11/01/25	500	547,292
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	800	895,275
	3.040%, 07/16/29	800	864,222
	2.130%, 07/08/30	800	811,367
	Sysco Corp.
	3.300%, 07/15/26	1,000	1,095,685
	Target Corp.
	2.500%, 04/15/26	195	209,836
	TCI Communications, Inc.
	7.875%, 02/15/26	140	181,181
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25	30	32,898
	Telefonica Europe BV
	8.250%, 09/15/30	975	1,444,560
	Texas Instruments, Inc.
	2.900%, 11/03/27	500	548,459
	Thomson Reuters Corp.
	4.300%, 11/23/23	400	430,841
	TJX Cos., Inc. (The)
	2.250%, 09/15/26	1,150	1,216,072
	TransCanada PipeLines, Ltd.
	4.875%, 01/15/26	90	103,902
	4.250%, 05/15/28	500	577,919
	4.625%, 03/01/34	400	480,633
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	675	977,978
		Face Amount	Value†
		(000)

	Truist Bank
	2.450%, 08/01/22	400	$407,898
	TWDC Enterprises 18 Corp.
	3.150%, 09/17/25	200	217,694
	U.S. Bancorp
	3.700%, 01/30/24	75	80,851
	U.S. Bank NA
	2.800%, 01/27/25	750	804,944
	UDR, Inc.
	2.100%, 06/15/33	1,000	982,308
	Unilever Capital Corp.
	2.000%, 07/28/26	100	104,917
	Union Pacific Corp.
	3.750%, 03/15/24	200	215,191
Ω	2.891%, 04/06/36	650	692,375
	United Parcel Service, Inc.
	2.450%, 10/01/22	100	102,553
	Valero Energy Corp.
	3.400%, 09/15/26	250	271,542
	Verizon Communications, Inc.
	3.376%, 02/15/25	24	26,104
	2.625%, 08/15/26	200	213,222
	4.329%, 09/21/28	823	965,280
	4.016%, 12/03/29	151	174,789
	ViacomCBS, Inc.
	3.875%, 04/01/24	31	33,331
	3.500%, 01/15/25	250	269,415
	2.900%, 01/15/27	704	756,962
	4.200%, 05/19/32	500	584,961
	Visa, Inc.
	3.150%, 12/14/25	375	411,286
	2.050%, 04/15/30	4,500	4,682,735
	4.150%, 12/14/35	3,300	4,126,044
	VMware, Inc.
	3.900%, 08/21/27	560	630,119
	Vodafone Group P.L.C.
	7.875%, 02/15/30	200	288,088
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	158	173,030
	Walmart, Inc.
	2.550%, 04/11/23	100	103,468
	3.050%, 07/08/26	1,200	1,320,393
	3.250%, 07/08/29	460	520,065
	2.375%, 09/24/29	3,000	3,220,053
	7.550%, 02/15/30	1,200	1,777,609
	Walt Disney Co. (The)
	3.700%, 09/15/24	200	217,414
	6.200%, 12/15/34	300	428,624
	Wells Fargo & Co.
	3.000%, 02/19/25	850	911,117
	Welltower, Inc.
	4.125%, 03/15/29	450	518,241
	2.750%, 01/15/31	1,000	1,051,245
	Westlake Chemical Corp.
	3.375%, 06/15/30	100	109,300
	Westpac Banking Corp.
	2.500%, 06/28/22	708	722,773

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

2.850%, 05/13/26	300	$326,147
3.350%, 03/08/27	550	612,736
2.150%, 06/03/31	5,405	5,562,269
WestRock MWV LLC
8.200%, 01/15/30	222	316,957
Whirlpool Corp.
3.700%, 05/01/25	200	220,003
4.750%, 02/26/29	1,000	1,192,758
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,820,941
Zoetis, Inc.
3.000%, 09/12/27	355	387,967
TOTAL BONDS		267,369,678
U.S. TREASURY OBLIGATIONS — (33.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,299,453
6.625%, 02/15/27	3,000	3,954,844
6.125%, 11/15/27	1,250	1,652,295
5.250%, 11/15/28	250	324,883
5.250%, 02/15/29	2,500	3,264,746
6.250%, 05/15/30	800	1,144,469
5.375%, 02/15/31	2,500	3,452,246
4.500%, 02/15/36	10,500	14,747,578
U.S. Treasury Notes
2.125%, 05/15/25	1,300	1,378,660
2.000%, 08/15/25	2,800	2,961,547
2.250%, 11/15/25	3,400	3,639,063
1.625%, 02/15/26	3,150	3,289,043
1.625%, 05/15/26	4,100	4,284,020
1.500%, 08/15/26	3,500	3,636,719
1.625%, 09/30/26	2,000	2,091,328
2.000%, 11/15/26	3,000	3,194,414
1.625%, 11/30/26	2,000	2,091,250
1.500%, 01/31/27	2,000	2,078,203
2.250%, 02/15/27	2,500	2,698,340
2.375%, 05/15/27	3,775	4,107,524
0.500%, 06/30/27	3,500	3,430,957
	Face Amount	Value†
	(000)

2.250%, 08/15/27	3,700	$4,003,660
0.500%, 10/31/27	3,800	3,708,117
2.250%, 11/15/27	3,000	3,248,789
0.625%, 11/30/27	1,250	1,227,686
0.625%, 12/31/27	4,500	4,415,273
2.750%, 02/15/28	3,200	3,569,375
1.125%, 02/29/28	4,500	4,552,559
1.250%, 03/31/28	5,250	5,347,822
1.250%, 04/30/28	4,800	4,888,687
2.875%, 05/15/28	3,750	4,221,973
2.875%, 08/15/28	4,250	4,793,203
3.125%, 11/15/28	3,000	3,442,383
2.625%, 02/15/29	2,900	3,229,535
2.375%, 05/15/29	3,000	3,289,922
1.625%, 08/15/29	4,250	4,423,818
1.750%, 11/15/29	3,500	3,677,598
1.500%, 02/15/30	8,100	8,333,191
0.625%, 05/15/30	8,050	7,683,348
0.625%, 08/15/30	8,100	7,708,289
0.875%, 11/15/30	9,200	8,932,625
1.125%, 02/15/31	10,800	10,705,500
1.625%, 05/15/31	6,000	6,220,312
TOTAL U.S. TREASURY OBLIGATIONS		180,345,247
TOTAL INVESTMENT SECURITIES (Cost $509,567,437)		534,110,796

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	512,063	5,924,571
TOTAL INVESTMENTS — (100.0%)
(Cost $515,491,234)^^			$540,035,367

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$86,395,871	—	$86,395,871
Bonds	—	267,369,678	—	267,369,678
U.S. Treasury Obligations	—	180,345,247	—	180,345,247
Securities Lending Collateral	—	5,924,571	—	5,924,571
TOTAL	—	$540,035,367	—	$540,035,367

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (19.2%)
Treasury Inflation Protected Security
	0.125%, 01/15/22	39,833	$40,622,400
	0.125%, 04/15/22	43,048	44,091,757
#	0.125%, 07/15/22	36,572	37,792,604
#	0.125%, 01/15/23	42,441	44,323,881
	0.625%, 01/15/24	40,888	44,189,004
	2.375%, 01/15/25	38,011	44,451,085
	0.125%, 04/15/25	22,401	24,423,286
	0.625%, 01/15/26	40,265	45,335,345
	1.750%, 01/15/28	20,297	25,063,285
	3.625%, 04/15/28	27,455	37,752,784
	2.500%, 01/15/29	3,134	4,132,918
	3.875%, 04/15/29	22,674	32,617,352
#	0.125%, 07/15/30	5,038	5,723,326
#	0.125%, 01/15/31	30,395	34,402,827
TOTAL U.S. TREASURY OBLIGATIONS			464,921,854

	Shares
AFFILIATED INVESTMENT COMPANIES — (76.7%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	88,412,645	1,160,858,026
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	69,801,294	694,522,880
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,855,380,906
TOTAL INVESTMENT SECURITIES (Cost $2,279,045,043)		2,320,302,760

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	10,343,769	10,343,769
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	7,598,668	87,916,595
TOTAL INVESTMENTS — (100.0%)
(Cost $2,377,305,382)^^			$2,418,563,124
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$464,921,854	—	$464,921,854
Affiliated Investment Companies	$1,855,380,906	—	—	1,855,380,906
Temporary Cash Investments	10,343,769	—	—	10,343,769
Securities Lending Collateral	—	87,916,595	—	87,916,595
TOTAL	$1,865,724,675	$552,838,449	—	$2,418,563,124

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (3.8%)
*	Altice USA, Inc., Class A	179,381	$5,512,378
	Cable One, Inc.	1,354	2,556,339
*	Charter Communications, Inc., Class A	59,976	44,625,143
	Interpublic Group of Cos., Inc. (The)	72,570	2,566,075
	Lumen Technologies, Inc.	337,046	4,202,964
*	Match Group, Inc.	4,954	788,833
	Omnicom Group, Inc.	166,633	12,134,215
#	Sirius XM Holdings, Inc.	45,907	297,018
	Verizon Communications, Inc.	2,503,435	139,641,604
TOTAL COMMUNICATION SERVICES			212,324,569
CONSUMER DISCRETIONARY — (14.6%)
*	Amazon.com, Inc.	68,373	227,517,311
	Best Buy Co., Inc.	272,637	30,630,767
*	Burlington Stores, Inc.	2,810	940,788
	Dollar General Corp.	90,012	20,940,392
*	Dollar Tree, Inc.	28,995	2,893,411
	eBay, Inc.	702,771	47,936,010
*	Etsy, Inc.	89,750	16,470,023
*	General Motors Co.	167,006	9,492,621
	H&R Block, Inc.	8,484	208,282
	Hanesbrands, Inc.	101	1,844
*	Hilton Worldwide Holdings, Inc.	24,240	3,186,348
	Home Depot, Inc. (The)	182,917	60,031,530
	Lowe's Cos., Inc.	318,826	61,434,582
*	Lululemon Athletica, Inc.	64,819	25,938,619
*	Marriott International, Inc., Class A	216,963	31,672,259
	NIKE, Inc., Class B	511,510	85,683,040
*	NVR, Inc.	1,178	6,152,223
*	O'Reilly Automotive, Inc.	42,428	25,619,724
	Pool Corp.	16,059	7,673,311
*	RH	10,579	7,025,302
	Service Corp. International	76,856	4,802,731
	Starbucks Corp.	125,207	15,203,886
	Target Corp.	303,381	79,197,610
	TJX Cos., Inc. (The)	157,043	10,806,129
	Tractor Supply Co.	99,767	18,050,843
	Travel & Leisure Co.	7,845	406,371
*	Ulta Beauty, Inc.	15,892	5,336,534
	Whirlpool Corp.	15,869	3,515,618
	Williams-Sonoma, Inc.	58,255	8,837,284
TOTAL CONSUMER DISCRETIONARY			817,605,393
CONSUMER STAPLES — (11.1%)
	Altria Group, Inc.	940,393	45,176,480
	Brown-Forman Corp., Class A	4,389	293,580
	Brown-Forman Corp., Class B	198,462	14,074,925
	Campbell Soup Co.	123,391	5,394,655
	Church & Dwight Co., Inc.	16,341	1,414,804
	Clorox Co. (The)	51,813	9,372,454
	Coca-Cola Co. (The)	2,178,510	124,240,425
	Colgate-Palmolive Co.	222,549	17,692,645

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	235,203	$101,071,433
	Estee Lauder Cos., Inc. (The), Class A	86,812	28,980,450
	General Mills, Inc.	35,863	2,110,896
*	Herbalife Nutrition, Ltd.	8,932	454,996
	Hershey Co. (The)	110,733	19,807,919
	Kellogg Co.	247,566	15,685,782
	Kimberly-Clark Corp.	73,479	9,972,570
	Kroger Co. (The)	743,305	30,252,513
	Lamb Weston Holdings, Inc.	71,525	4,775,724
	PepsiCo, Inc.	721,706	113,271,757
	Procter & Gamble Co. (The)	267,796	38,088,625
	Sysco Corp.	440,209	32,663,508
	Walmart, Inc.	68,111	9,709,223
TOTAL CONSUMER STAPLES			624,505,364
ENERGY — (0.3%)
*	Cheniere Energy, Inc.	38,026	3,229,548
	Cimarex Energy Co.	3,256	212,291
	Occidental Petroleum Corp.	504,850	13,176,585
TOTAL ENERGY			16,618,424
FINANCIALS — (3.0%)
	Allstate Corp. (The)	147,728	19,212,026
	American Express Co.	93,739	15,985,312
	Aon P.L.C., Class A	167,784	43,628,874
	FactSet Research Systems, Inc.	10,580	3,780,022
	Lazard, Ltd., Class A	325	15,340
	LPL Financial Holdings, Inc.	65,582	9,249,685
	MarketAxess Holdings, Inc.	3,198	1,519,594
	Marsh & McLennan Cos., Inc.	34,233	5,039,782
	Moody's Corp.	43,883	16,500,008
	MSCI, Inc., Class A	14,305	8,525,208
	Progressive Corp. (The)	80,457	7,656,288
	S&P Global, Inc.	77,507	33,228,801
	Santander Consumer USA Holdings, Inc.	21,091	865,364
	T Rowe Price Group, Inc.	7,094	1,448,311
TOTAL FINANCIALS			166,654,615
HEALTH CARE — (15.0%)
	AbbVie, Inc.	1,081,847	125,818,806
	AmerisourceBergen Corp.	73,030	8,922,075
	Amgen, Inc.	324,244	78,317,896
*	Avantor, Inc.	91,686	3,445,560
*	Biogen, Inc.	61,218	20,001,757
	Cardinal Health, Inc.	325,170	19,308,595
	Chemed Corp.	2,936	1,397,595
*	DaVita, Inc.	138,418	16,644,764
	Eli Lilly and Co.	400,116	97,428,246
	HCA Healthcare, Inc.	84,774	21,040,907
*	Hologic, Inc.	208,309	15,631,507
*	IDEXX Laboratories, Inc.	58,292	39,552,871
	Johnson & Johnson	1,162,274	200,143,583
	McKesson Corp.	2,895	590,088
	Merck & Co., Inc.	1,532,728	117,820,801
*	Mettler-Toledo International, Inc.	14,593	21,505,850
*	Molina Healthcare, Inc.	32,953	8,996,498
*	Organon & Co.	153,272	4,446,421
*	Waters Corp.	14,938	5,822,982

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	181,044	$36,697,619
TOTAL HEALTH CARE			843,534,421
INDUSTRIALS — (12.5%)
	3M Co.	332,301	65,775,660
	Allegion P.L.C.	36,527	4,989,588
	Allison Transmission Holdings, Inc.	1,793	71,559
*	Boeing Co. (The)	40,406	9,151,151
	Booz Allen Hamilton Holding Corp., Class A	86,441	7,417,502
	BWX Technologies, Inc.	1,500	86,145
	Carrier Global Corp.	466,956	25,799,319
	Caterpillar, Inc.	295,017	60,994,765
#	CH Robinson Worldwide, Inc.	40,262	3,590,162
	Cintas Corp.	12,304	4,849,991
*	Copart, Inc.	54,363	7,991,361
	CSX Corp.	455,655	14,726,770
	Deere & Co.	169,441	61,268,171
	Emerson Electric Co.	17,117	1,726,934
	Expeditors International of Washington, Inc.	35,933	4,608,407
	Fastenal Co.	291,411	15,960,580
	FedEx Corp.	15,622	4,373,379
	Graco, Inc.	31,016	2,421,729
	Honeywell International, Inc.	89,117	20,834,663
*	IAA, Inc.	27,656	1,672,635
	Illinois Tool Works, Inc.	135,400	30,691,118
	JB Hunt Transport Services, Inc.	72,973	12,292,302
	Lennox International, Inc.	2,197	723,758
	Lockheed Martin Corp.	99,755	37,075,941
	Masco Corp.	12,069	720,640
	Northrop Grumman Corp.	50,661	18,390,956
	Otis Worldwide Corp.	20,717	1,855,207
	Robert Half International, Inc.	26,339	2,586,753
	Rockwell Automation, Inc.	94,185	28,954,353
	Rollins, Inc.	64,509	2,472,630
	Toro Co. (The)	34,841	3,962,815
*	Trex Co., Inc.	20,300	1,971,130
	Union Pacific Corp.	408,543	89,372,867
	United Parcel Service, Inc., Class B	305,366	58,434,838
*	United Rentals, Inc.	80,731	26,604,901
	Verisk Analytics, Inc., Class A	100,720	19,130,757
	Waste Management, Inc.	188,954	28,014,320
	WW Grainger, Inc.	44,501	19,784,255
TOTAL INDUSTRIALS			701,350,012
INFORMATION TECHNOLOGY — (37.1%)
	Accenture P.L.C., Class A	344,307	109,379,448
	Amphenol Corp., Class A	81,514	5,908,950
	Apple, Inc.	1,899,282	277,029,273
	Applied Materials, Inc.	440,327	61,614,957
#*	Aspen Technology, Inc.	20,260	2,963,228
*	Autodesk, Inc.	94,223	30,257,832
	Automatic Data Processing, Inc.	232,781	48,797,881
	Broadcom, Inc.	216,638	105,156,085
	Broadridge Financial Solutions, Inc.	74,381	12,904,360
	CDW Corp.	99,547	18,251,943
	Cisco Systems, Inc.	1,033,920	57,248,150
	Citrix Systems, Inc.	39,521	3,981,741
*	Dell Technologies, Inc., Class C	102,737	9,926,449

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Dropbox, Inc., Class A	50,704	$1,596,669
*	Fair Isaac Corp.	9,573	5,015,390
*	FleetCor Technologies, Inc.	50,965	13,160,182
*	Fortinet, Inc.	79,146	21,546,707
*	Gartner, Inc.	53,466	14,154,054
*	GoDaddy, Inc., Class A	28,760	2,411,526
	Intel Corp.	2,233,656	119,992,000
	International Business Machines Corp.	516,074	72,745,791
	Intuit, Inc.	19,484	10,325,936
	Jack Henry & Associates, Inc.	10,151	1,767,188
	KLA Corp.	140,050	48,759,808
	Lam Research Corp.	72,492	46,207,126
	Mastercard, Inc., Class A	370,415	142,957,965
	Maxim Integrated Products, Inc.	66,596	6,653,606
	Microsoft Corp.	966,921	275,485,462
	NetApp, Inc.	99,721	7,936,794
	NortonLifeLock, Inc.	289,435	7,183,777
	NVIDIA Corp.	78,468	15,300,475
	Oracle Corp.	1,054,524	91,891,221
	Paychex, Inc.	364,844	41,526,544
	QUALCOMM, Inc.	511,799	76,667,490
	Seagate Technology Holdings P.L.C	177,693	15,619,215
	Skyworks Solutions, Inc.	7,510	1,385,670
	Teradyne, Inc.	116,513	14,797,151
	Texas Instruments, Inc.	456,136	86,948,644
#	Ubiquiti, Inc.	4,939	1,546,401
#	Visa, Inc., Class A	763,323	188,075,154
*	VMware, Inc., Class A	889	136,675
	Western Union Co. (The)	53,109	1,232,660
*	Zebra Technologies Corp., Class A	15,050	8,314,824
TOTAL INFORMATION TECHNOLOGY			2,084,762,402
MATERIALS — (1.6%)
	Avery Dennison Corp.	55,076	11,603,412
	Ball Corp.	8,469	684,973
*	Berry Global Group, Inc.	30,253	1,944,965
	Crown Holdings, Inc.	89,288	8,907,371
	LyondellBasell Industries NV, Class A	236,550	23,496,511
	PPG Industries, Inc.	29,778	4,869,299
	RPM International, Inc.	23,545	2,038,761
	Scotts Miracle-Gro Co. (The)	38,977	6,897,370
	Sealed Air Corp.	11,977	679,695
	Sherwin-Williams Co. (The)	103,032	29,985,403
	Southern Copper Corp.	6,256	410,644
	WR Grace & Co.	1,618	112,576
TOTAL MATERIALS			91,630,980
UTILITIES — (0.1%)
	NRG Energy, Inc.	165,416	6,821,756
TOTAL COMMON STOCKS Cost ($4,043,919,733)			5,565,807,936

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.025%	48,294,063	48,294,063

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	38,500	$445,444
TOTAL INVESTMENTS — (100.0%)
(Cost $4,092,659,238)^^			$5,614,547,443
As of July 31, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	09/17/21	$37,125,300	$38,627,600	$1,502,300
Total Futures Contracts			$37,125,300	$38,627,600	$1,502,300
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$212,324,569	—	—	$212,324,569
Consumer Discretionary	817,605,393	—	—	817,605,393
Consumer Staples	624,505,364	—	—	624,505,364
Energy	16,618,424	—	—	16,618,424
Financials	166,654,615	—	—	166,654,615
Health Care	843,534,421	—	—	843,534,421
Industrials	701,350,012	—	—	701,350,012
Information Technology	2,084,762,402	—	—	2,084,762,402
Materials	91,630,980	—	—	91,630,980
Utilities	6,821,756	—	—	6,821,756
Temporary Cash Investments	48,294,063	—	—	48,294,063
Securities Lending Collateral	—	$445,444	—	445,444
Futures Contracts**	1,502,300	—	—	1,502,300
TOTAL	$5,615,604,299	$445,444	—	$5,616,049,743
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.6%)
	Aristocrat Leisure, Ltd.	166,013	$5,087,500
	Aurizon Holdings, Ltd.	38,508	109,282
	BHP Group, Ltd.	252,734	9,927,090
#	BHP Group, Ltd., Sponsored ADR	261,477	20,541,633
	Brambles, Ltd.	692,887	5,932,270
	Carsales.com, Ltd.	100,232	1,616,240
	CIMIC Group, Ltd.	14,881	225,646
	Cochlear, Ltd.	7,722	1,397,056
	Coles Group, Ltd.	502,718	6,469,749
	Computershare, Ltd.	112,520	1,293,720
	CSL, Ltd.	111,841	23,809,896
	Domino's Pizza Enterprises, Ltd.	22,247	1,914,136
	Eagers Automotive, Ltd.	41,052	479,408
*	Endeavour Group, Ltd.	306,354	1,490,543
	Evolution Mining, Ltd.	105,724	321,536
	Fortescue Metals Group, Ltd.	461,596	8,434,560
	IDP Education, Ltd.	34,865	722,448
	James Hardie Industries P.L.C.	159,118	5,368,409
	JB Hi-Fi, Ltd.	55,236	1,950,584
	Magellan Financial Group, Ltd.	55,768	2,012,060
	Medibank Pvt, Ltd.	467,567	1,140,341
	Mineral Resources, Ltd.	84,704	3,919,184
	Northern Star Resources, Ltd.	135,254	1,007,800
	Premier Investments, Ltd.	3,267	64,674
	Pro Medicus, Ltd.	13,826	591,023
*	Qantas Airways, Ltd.	45,502	153,388
	Ramsay Health Care, Ltd.	73,183	3,461,103
	REA Group, Ltd.	17,582	2,094,435
	Rio Tinto, Ltd.	93,573	9,171,086
	Telstra Corp., Ltd.	1,132,094	3,153,361
	Wesfarmers, Ltd.	252,587	11,388,300
	Woolworths Group, Ltd.	306,354	8,763,630
TOTAL AUSTRALIA			144,012,091
AUSTRIA — (0.1%)
	OMV AG	32,547	1,757,335
	voestalpine AG	20,728	914,429
TOTAL AUSTRIA			2,671,764
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	80,096	5,055,027
	Etablissements Franz Colruyt NV	13,999	795,949
	Proximus SADP	39,773	817,346
	Solvay SA	25,363	3,387,393
	UCB SA	30,232	3,269,811
	Umicore SA	51,735	3,211,023
TOTAL BELGIUM			16,536,549
CANADA — (9.0%)
	Agnico Eagle Mines, Ltd.	84,791	5,485,317
	Alimentation Couche-Tard, Inc., Class B	184,394	7,432,810
	B2Gold Corp.	157,030	658,277
	Barrick Gold Corp.	730	15,892
	Barrick Gold Corp.	253,926	5,527,969

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bausch Health Cos., Inc.	22,422	$655,844
*	Bausch Health Cos., Inc.	63,212	1,849,341
	BCE, Inc.	14,136	705,554
	BCE, Inc.	11,542	576,061
	Canadian National Railway Co.	103,129	11,205,649
	Canadian National Railway Co.	52,046	5,653,757
	Canadian Natural Resources, Ltd.	32,540	1,074,471
#	Canadian Pacific Railway, Ltd.	40,000	2,970,183
	Canadian Pacific Railway, Ltd.	66,160	4,917,011
#	Canadian Tire Corp., Ltd., Class A	9,737	1,498,012
	CCL Industries, Inc., Class B	56,629	3,247,679
*	CGI, Inc.	29,828	2,712,260
*	CGI, Inc.	52,394	4,766,107
	Constellation Software, Inc.	6,141	9,836,774
	Dollarama, Inc.	89,069	4,194,296
	Element Fleet Management Corp.	150,742	1,725,389
	Empire Co., Ltd., Class A	68,713	2,256,470
	Fairfax Financial Holdings, Ltd.	3,958	1,667,271
	FirstService Corp.	1,918	356,671
	FirstService Corp.	7,098	1,322,085
#	George Weston, Ltd.	33,809	3,506,098
	Kinross Gold Corp.	163,900	1,073,311
	Kinross Gold Corp.	389,721	2,556,570
	Kirkland Lake Gold, Ltd.	87,062	3,722,954
	Kirkland Lake Gold, Ltd.	8,515	363,931
	Loblaw Cos., Ltd.	78,593	5,316,808
	Lundin Mining Corp.	40,872	372,487
	Magna International, Inc.	69,138	5,796,597
	Magna International, Inc.	50,730	4,252,696
	Metro, Inc.	87,772	4,551,818
	National Bank of Canada	138,986	10,637,843
#	Northland Power, Inc.	60,971	2,139,556
#	Onex Corp.	29,800	2,271,545
	Open Text Corp.	68,188	3,541,666
	Open Text Corp.	20,437	1,060,885
#	Parkland Corp.	23,256	740,218
#	Quebecor, Inc., Class B	49,134	1,285,455
	Restaurant Brands International, Inc.	32,650	2,227,611
	Restaurant Brands International, Inc.	9,859	672,285
	Ritchie Bros Auctioneers, Inc.	22,931	1,368,949
	Ritchie Bros Auctioneers, Inc.	5,201	310,656
	Rogers Communications, Inc., Class B	120,497	6,150,408
	Rogers Communications, Inc., Class B	26,095	1,331,628
	Royal Bank of Canada	176,218	17,822,369
	Royal Bank of Canada	51,464	5,205,069
#	Saputo, Inc.	65,736	1,896,839
	Shaw Communications, Inc., Class B	158,804	4,638,360
	Shaw Communications, Inc., Class B	32,364	944,382
#	Stantec, Inc.	28,600	1,331,427
	TC Energy Corp.	200,669	9,782,533
	TC Energy Corp.	2,475	120,607
#	TFI International, Inc.	11,800	1,320,927
	TFI International, Inc.	200	22,404
*	Topicus.com, Inc.	2,923	220,243
	Toromont Industries, Ltd.	26,193	2,213,472
	West Fraser Timber Co., Ltd.	15,252	1,094,022
	WSP Global, Inc.	27,767	3,295,940
TOTAL CANADA			197,471,719

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
DENMARK — (2.5%)
	Coloplast A.S., Class B	44,066	$8,058,065
	Novo Nordisk A.S., Class B	490,008	45,360,665
	Pandora A.S.	13,476	1,743,215
TOTAL DENMARK			55,161,945
FINLAND — (1.0%)
	Elisa Oyj	47,711	3,066,443
	Kesko Oyj, Class A	61,869	2,402,840
	Kesko Oyj, Class B	140,319	6,014,346
	Kone Oyj, Class B	66,640	5,519,564
	Metso Outotec Oyj	4,819	54,715
	Neste Oyj	82,213	5,053,696
	Orion Oyj, Class A	1,529	65,116
	Orion Oyj, Class B	3,814	162,345
TOTAL FINLAND			22,339,065
FRANCE — (9.3%)
	Air Liquide SA	66,793	11,615,867
*	Airbus SE	114,996	15,773,844
	Amundi SA	1,471	135,852
	Arkema SA	12,125	1,543,323
	BioMerieux	285	33,982
	Bouygues SA	85,047	3,277,834
	Bureau Veritas SA	82,576	2,726,968
	Capgemini SE	69,585	15,040,984
	Carrefour SA	234,680	4,359,009
	Cie Generale des Etablissements Michelin SCA	20,728	3,385,759
	Danone SA	29,506	2,170,269
	Eiffage SA	34,919	3,559,805
	Electricite de France SA	90,440	1,097,900
	Eurofins Scientific SE	56,509	6,759,172
	Faurecia SE	17,269	770,759
	Faurecia SE	5,946	270,921
	Hermes International	4,970	7,598,016
#	Iliad SA	4,741	1,021,709
	Ipsen SA	12,849	1,373,050
	Kering SA	17,329	15,546,517
	Legrand SA	102,082	11,504,219
	LVMH Moet Hennessy Louis Vuitton SE	59,150	47,359,453
#	Orange SA	904,071	10,061,526
	Publicis Groupe SA	88,114	5,562,691
	Safran SA	1,899	248,530
	Sartorius Stedim Biotech	5,109	2,916,440
	SEB SA	7,109	1,181,218
*	Sodexo SA	1,663	141,697
	STMicroelectronics NV	116,439	4,791,901
#	STMicroelectronics NV	51,544	2,127,221
	Teleperformance	25,275	10,660,908
	Thales SA	44,519	4,672,480
*	Ubisoft Entertainment SA	26,267	1,665,165
	Valeo	82,016	2,371,560
	Vinci SA	1,388	146,954
TOTAL FRANCE			203,473,503
GERMANY — (7.4%)
	Adidas AG	32,418	11,766,222
	Bayer AG	204,634	12,191,887
	Bayerische Motoren Werke AG	74,076	7,365,470

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bechtle AG	9,822	$2,028,073
	Brenntag SE	58,677	5,860,618
*	Continental AG	38,029	5,166,053
	Covestro AG	60,158	3,875,450
	Daimler AG	196,327	17,520,108
	Deutsche Boerse AG	55,013	9,179,686
	Deutsche Post AG	218,448	14,804,475
	Deutsche Telekom AG	837,113	17,373,567
	E.ON SE	886,740	10,901,143
	Fielmann AG	6,893	517,636
	Fresenius Medical Care AG & Co., KGaA	82,718	6,519,931
#	Hapag-Lloyd AG	10,586	2,286,979
#*	HelloFresh SE	48,576	4,553,484
	Hochtief AG	1,392	110,451
	KION Group AG	30,434	3,231,907
	Knorr-Bremse AG	20,759	2,350,742
	MTU Aero Engines AG	569	142,328
	Nemetschek SE	17,051	1,504,713
	Puma SE	22,102	2,711,239
	Rational AG	1,286	1,400,354
	RTL Group SA	8,997	509,349
	SAP SE	1,063	152,552
	Siemens Healthineers AG	13,248	874,650
	Symrise AG, Class A	47,572	7,014,439
*	TeamViewer AG	2,998	100,797
	Telefonica Deutschland Holding AG	387,440	1,044,366
	Volkswagen AG	8,212	2,725,449
	Wacker Chemie AG	1,118	164,462
*	Zalando SE	51,356	5,706,284
TOTAL GERMANY			161,654,864
HONG KONG — (2.4%)
	AIA Group, Ltd.	634,400	7,591,078
	BOC Aviation, Ltd.	66,300	487,482
	Chow Tai Fook Jewellery Group, Ltd.	614,400	1,288,087
	Hang Seng Bank, Ltd.	46,700	894,373
	HKT Trust & HKT, Ltd.	1,842,000	2,503,791
	Hong Kong Exchanges & Clearing, Ltd.	293,437	18,753,466
	JS Global Lifestyle Co., Ltd.	54,500	137,421
	Man Wah Holdings, Ltd.	624,000	1,252,053
*	MGM China Holdings, Ltd.	13,200	15,944
	NagaCorp., Ltd.	280,000	205,723
	PCCW, Ltd.	311,270	163,052
	Prada SpA	163,200	1,278,792
	SITC International Holdings Co., Ltd.	436,000	1,798,662
	Techtronic Industries Co., Ltd.	571,500	10,191,149
	WH Group, Ltd.	4,577,500	3,792,765
*	Wynn Macau, Ltd.	350,800	449,588
	Xinyi Glass Holdings, Ltd.	718,000	2,683,425
TOTAL HONG KONG			53,486,851
IRELAND — (0.6%)
	CRH P.L.C., Sponsored ADR	84,212	4,201,337
	Kerry Group P.L.C., Class A	8,319	1,232,647
	Kingspan Group P.L.C.	38,555	4,192,618
	Smurfit Kappa Group P.L.C.	69,017	3,893,523
TOTAL IRELAND			13,520,125

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.4%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	$89,443
	Elbit Systems, Ltd.	1,780	234,400
#	Elbit Systems, Ltd.	5,528	733,179
	Harel Insurance Investments & Financial Services, Ltd.	39,337	373,218
	ICL Group, Ltd.	110,781	807,272
	Maytronics, Ltd.	8,939	194,439
*	Mizrahi Tefahot Bank, Ltd.	38,294	1,160,523
*	Nice, Ltd.	376	104,634
*	Nice, Ltd., Sponsored ADR	7,616	2,122,198
*	Nova, Ltd.	6,515	624,341
	Phoenix Holdings, Ltd. (The)	47,951	458,237
#	Shapir Engineering and Industry, Ltd.	32,095	237,710
*	Shikun & Binui, Ltd.	68,997	390,899
	Shufersal, Ltd.	40,979	329,813
	Strauss Group, Ltd.	8,253	228,773
*	Tower Semiconductor, Ltd.	13,260	369,291
*	Tower Semiconductor, Ltd.	14,140	381,600
TOTAL ISRAEL			8,839,970
ITALY — (1.3%)
	Amplifon SpA	29,448	1,454,274
	CNH Industrial NV	146,903	2,452,922
#	DiaSorin SpA	5,809	1,178,963
	Enel SpA	1,249,672	11,516,386
	Ferrari NV	1,191	259,564
	Ferrari NV	18,243	3,982,265
*	FinecoBank Banca Fineco SpA	117,529	2,104,524
	Moncler SpA	66,209	4,547,412
	Recordati Industria Chimica e Farmaceutica SpA	27,454	1,698,075
TOTAL ITALY			29,194,385
JAPAN — (20.4%)
	Advantest Corp.	81,700	7,212,554
	Aeon Co., Ltd.	173,600	4,750,533
	Air Water, Inc.	78,500	1,173,512
	Aisin Corp.	7,300	295,533
	Ajinomoto Co., Inc.	213,900	5,449,508
	Anritsu Corp.	59,900	1,046,909
	Asahi Intecc Co., Ltd.	7,700	208,648
	Bandai Namco Holdings, Inc.	40,200	2,601,106
	BayCurrent Consulting, Inc.	4,700	1,871,683
	Benefit One, Inc.	23,900	787,000
	Bridgestone Corp.	3,400	149,787
	Brother Industries, Ltd.	81,500	1,658,600
	Calbee, Inc.	11,300	259,610
	Capcom Co., Ltd.	60,000	1,649,750
*	Change, Inc.	500	11,599
	Chugai Pharmaceutical Co., Ltd.	141,500	5,214,347
	Cosmos Pharmaceutical Corp.	7,600	1,290,119
	Create SD Holdings Co., Ltd.	9,400	315,514
	CyberAgent, Inc.	134,800	2,426,190
	Daicel Corp.	16,400	136,204
	Daifuku Co., Ltd.	400	35,844
	Daikin Industries, Ltd.	49,600	10,358,099
	Daio Paper Corp.	37,900	653,274
	Daito Trust Construction Co., Ltd.	29,900	3,512,948
	Daiwa House Industry Co., Ltd.	131,100	4,019,553
	Denka Co., Ltd.	12,300	425,679

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	7,600	$2,170,231
	DMG Mori Co., Ltd.	7,300	114,064
	Eisai Co., Ltd.	15,800	1,299,594
	Fancl Corp.	22,800	724,742
	Fast Retailing Co., Ltd.	11,500	7,799,334
	Food & Life Cos., Ltd.	37,700	1,536,075
	FP Corp.	14,600	562,051
	Fuji Kyuko Co., Ltd.	3,700	171,152
	Fuji Oil Holdings, Inc.	9,000	203,728
	Fujitsu, Ltd.	53,600	9,118,989
	GMO internet, Inc.	19,900	524,728
	GMO Payment Gateway, Inc.	13,800	1,773,954
	Goldwin, Inc.	5,100	318,836
	Hakuhodo DY Holdings, Inc.	11,400	173,400
	Haseko Corp.	114,100	1,544,034
	Hikari Tsushin, Inc.	7,871	1,362,712
	Hitachi Transport System, Ltd.	18,100	725,449
	Hitachi, Ltd.	263,500	15,156,304
	Hoya Corp.	82,900	11,702,952
	Hulic Co., Ltd.	121,300	1,379,998
	Ibiden Co., Ltd.	6,500	344,339
*	IHI Corp.	61,400	1,420,183
	Internet Initiative Japan, Inc.	22,000	698,559
	IR Japan Holdings, Ltd.	2,800	346,488
	Ito En, Ltd.	20,200	1,191,878
	Itochu Techno-Solutions Corp.	33,300	1,021,497
	Iwatani Corp.	20,500	1,177,704
*	Japan Airlines Co., Ltd.	1,800	37,525
	Japan Exchange Group, Inc.	208,700	4,746,883
	Japan Tobacco, Inc.	304,200	5,944,157
	Jeol, Ltd.	8,000	520,234
	Justsystems Corp.	9,900	575,163
	Kakaku.com, Inc.	41,500	1,132,500
	Kao Corp.	111,000	6,683,457
	Katitas Co., Ltd.	16,500	492,131
	KDDI Corp.	456,200	13,952,239
	Kirin Holdings Co., Ltd.	4,400	80,480
	Kobe Bussan Co., Ltd.	35,000	1,178,463
	Konami Holdings Corp.	36,300	2,010,495
	K's Holdings Corp.	40,500	478,494
#	Kusuri no Aoki Holdings Co., Ltd.	4,400	294,673
	Lasertec Corp.	26,800	5,031,206
	Lawson, Inc.	24,200	1,216,294
	Lion Corp.	10,400	180,015
	Lixil Corp.	116,700	3,184,751
	M3, Inc.	80,300	5,252,156
	McDonald's Holdings Co. Japan, Ltd.	25,100	1,131,153
	MEIJI Holdings Co., Ltd.	56,500	3,497,392
	Menicon Co., Ltd.	7,900	577,450
	Minebea Mitsumi, Inc.	176,800	4,773,760
	Mitsubishi Chemical Holdings Corp.	2,900	24,334
	Mitsubishi HC Capital, Inc.	247,950	1,352,400
	Mitsui Chemicals, Inc.	24,600	784,467
	MonotaRO Co., Ltd.	83,300	1,916,128
	Morinaga Milk Industry Co., Ltd.	16,600	930,153
	Murata Manufacturing Co., Ltd.	117,300	9,734,226
	NEC Corp.	113,800	5,771,597
	NET One Systems Co., Ltd.	32,230	1,105,310
	Nichirei Corp.	51,200	1,400,805

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nidec Corp.	32,200	$3,614,241
	Nifco, Inc.	38,200	1,269,648
	Nihon M&A Center, Inc.	107,200	2,985,414
	Nihon Unisys, Ltd.	26,600	802,094
	Nintendo Co., Ltd.	25,600	13,161,035
	Nippon Express Co., Ltd.	15,000	1,095,746
	Nippon Sanso Holdings Corp.	74,100	1,640,281
	Nippon Yusen K.K.	83,113	4,490,762
	Nipro Corp.	40,100	498,070
	Nissan Chemical Corp.	50,100	2,455,584
	Nitori Holdings Co., Ltd.	19,000	3,611,444
	Nomura Research Institute, Ltd.	69,500	2,236,499
	NTT Data Corp.	164,700	2,551,126
	Olympus Corp.	206,800	4,255,809
	Open House Co., Ltd.	26,100	1,319,609
	Oracle Corp.	13,400	1,000,980
	Otsuka Corp.	47,400	2,462,933
	Pan Pacific International Holdings Corp.	165,700	3,458,828
	Panasonic Corp.	588,700	7,108,589
*	Park24 Co., Ltd.	34,900	658,060
	Penta-Ocean Construction Co., Ltd.	123,000	833,478
*	PeptiDream, Inc.	30,400	1,254,660
	Persol Holdings Co., Ltd.	78,800	1,589,819
#	Pigeon Corp.	45,000	1,295,695
	Rakus Co., Ltd.	27,000	760,033
	Recruit Holdings Co., Ltd.	234,200	12,138,731
	Relo Group, Inc.	34,200	754,755
*	Renesas Electronics Corp.	309,300	3,357,030
	Rengo Co., Ltd.	59,300	504,848
*	RENOVA, Inc.	12,400	559,684
	Ryohin Keikaku Co., Ltd.	99,200	2,012,389
	Sankyu, Inc.	22,500	1,011,316
	Sanwa Holdings Corp.	92,100	1,120,799
	SCSK Corp.	23,100	1,392,235
	Seiko Epson Corp.	55,600	956,649
	Sekisui Chemical Co., Ltd.	7,800	134,593
	Seria Co., Ltd.	14,500	521,578
	Seven & I Holdings Co., Ltd.	177,000	7,897,810
	SG Holdings Co., Ltd.	109,800	2,952,415
	Sharp Corp.	98,400	1,511,371
	Shinko Electric Industries Co., Ltd.	24,200	822,577
*	Skylark Holdings Co., Ltd.	78,300	1,054,622
	SMS Co., Ltd.	24,200	677,851
	Softbank Corp.	627,600	8,197,211
	SoftBank Group Corp.	427,500	26,883,607
	Sony Group Corp.	328,700	34,338,130
	Square Enix Holdings Co., Ltd.	39,600	2,054,714
	SUMCO Corp.	128,300	2,967,363
	Sumitomo Forestry Co., Ltd.	300	5,676
	Sundrug Co., Ltd.	27,400	889,461
	Sysmex Corp.	29,000	3,450,726
	Systena Corp.	22,600	418,890
	Taiheiyo Cement Corp.	49,900	1,162,603
	Taisei Corp.	68,400	2,305,173
	Taiyo Yuden Co., Ltd.	54,000	2,771,325
	TDK Corp.	56,600	6,458,059
	TechnoPro Holdings, Inc.	44,400	1,110,494
	Teijin, Ltd.	69,500	1,046,460
	Terumo Corp.	13,000	504,540

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TIS, Inc.	83,600	$2,168,271
	Toei Animation Co., Ltd.	900	123,143
	Tokyo Century Corp.	20,500	1,128,177
	Tokyo Electron, Ltd.	33,900	13,981,222
	Toyo Tire Corp.	53,000	1,000,746
	Toyota Boshoku Corp.	21,900	441,802
	Trend Micro, Inc.	55,400	2,884,296
	Tsuruha Holdings, Inc.	11,800	1,393,165
	Unicharm Corp.	65,500	2,628,995
	USS Co., Ltd.	76,400	1,329,966
	Welcia Holdings Co., Ltd.	36,300	1,235,641
#	Workman Co., Ltd.	5,600	386,364
	Yamato Holdings Co., Ltd.	131,100	3,778,318
	Yaoko Co., Ltd.	6,000	362,070
	Yokohama Rubber Co., Ltd. (The)	3,300	65,896
	Z Holdings Corp.	576,000	2,882,983
	Zenkoku Hosho Co., Ltd.	22,900	1,038,994
	Zensho Holdings Co., Ltd.	35,400	898,109
	ZOZO, Inc.	34,900	1,188,649
TOTAL JAPAN			447,340,498
NETHERLANDS — (4.9%)
*	Adyen NV	2,407	6,523,088
	ASML Holding NV	14,189	10,845,841
	ASML Holding NV	50,666	38,847,649
	Euronext NV	19,825	2,205,455
*	GrandVision NV	6,983	235,013
	Heineken NV	1,254	146,031
	Koninklijke Ahold Delhaize NV	441,808	13,733,529
#	Koninklijke KPN NV	1,728,646	5,672,329
	Stellantis NV	367,144	7,049,615
	Stellantis NV	349,193	6,696,304
	Wolters Kluwer NV	135,723	15,472,876
TOTAL NETHERLANDS			107,427,730
NEW ZEALAND — (0.2%)
*	a2 Milk Co., Ltd. (The)	96,859	421,130
	Chorus, Ltd.	211,003	905,714
	Fisher & Paykel Healthcare Corp., Ltd.	69,813	1,536,715
	Spark New Zealand, Ltd.	718,523	2,371,678
TOTAL NEW ZEALAND			5,235,237
NORWAY — (0.7%)
	AF Gruppen ASA	8,076	170,711
	Aker BP ASA	47,410	1,277,168
	Atea ASA	27,445	522,907
	Borregaard ASA	28,869	750,996
	Equinor ASA	198,715	3,870,806
	Gjensidige Forsikring ASA	7,444	170,342
	Leroy Seafood Group ASA	3,170	28,881
	Mowi ASA	53,981	1,375,424
*	Nordic Semiconductor ASA	29,874	978,219
	Salmar ASA	18,740	1,243,058
	Telenor ASA	135,087	2,345,400
	Tomra Systems ASA	28,438	1,643,352
	Veidekke ASA	19,983	257,382

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	32,795	$1,728,510
TOTAL NORWAY			16,363,156
PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	62,931	1,282,728
SINGAPORE — (0.7%)
	Dairy Farm International Holdings, Ltd.	73,200	275,079
	DBS Group Holdings, Ltd.	240,758	5,387,284
	Jardine Cycle & Carriage, Ltd.	29,200	441,761
#	Olam International, Ltd.	110,400	107,336
*	SATS, Ltd.	106,900	316,123
	Sembcorp Industries, Ltd.	34,100	52,601
*	Singapore Airlines, Ltd.	145,750	546,419
	Singapore Exchange, Ltd.	221,600	1,938,996
	Singapore Technologies Engineering, Ltd.	422,000	1,246,242
	Singapore Telecommunications, Ltd.	1,443,000	2,418,594
	Singapore Telecommunications, Ltd.	104,400	175,000
	United Overseas Bank, Ltd.	19,600	378,938
	Venture Corp., Ltd.	85,200	1,195,087
	Wilmar International, Ltd.	390,400	1,250,277
	Yangzijiang Shipbuilding Holdings, Ltd.	393,200	397,890
TOTAL SINGAPORE			16,127,627
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	865	2,680
SPAIN — (1.8%)
	Acciona SA	5,668	868,979
#	ACS Actividades de Construccion y Servicios SA	94,551	2,487,003
*	Aena SME SA	1,694	269,764
*	Amadeus IT Group SA	2,178	142,835
	Cellnex Telecom SA	28,687	1,870,869
	Endesa SA	100,465	2,440,356
	Grifols SA	66,166	1,682,721
	Iberdrola SA	947,426	11,402,353
	Industria de Diseno Textil SA	196,125	6,651,847
#	Naturgy Energy Group SA	109,412	2,823,926
	Telefonica SA	1,812,623	8,292,470
TOTAL SPAIN			38,933,123
SWEDEN — (3.0%)
	AddTech AB, Class B	79,454	1,653,240
	Atlas Copco AB, Class A	135,496	9,176,468
	Atlas Copco AB, Class B	80,017	4,549,634
	Avanza Bank Holding AB	41,576	1,346,596
	Axfood AB	21,921	593,329
	Beijer Ref AB, Class B	14,877	314,148
	Boliden AB	14,041	547,205
	Bure Equity AB	21,638	1,167,405
	Electrolux AB, Class B	110,462	2,901,102
	Elekta AB, Class B	141,382	2,063,542
	Epiroc AB, Class A	133,951	3,120,338
	Epiroc AB, Class B	80,900	1,625,400
	Essity AB, Class A	4,443	144,872
	Essity AB, Class B	117,134	3,832,357
	Evolution Gaming Group AB	32,600	5,672,407
#*	H & M Hennes & Mauritz AB, Class B	185,072	3,869,248

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB, Class A	1,245	$17,472
	Husqvarna AB, Class B	45,735	639,999
	Indutrade AB	95,244	3,106,703
	Lifco AB, Class B	25,965	761,551
*	Millicom International Cellular SA	31,094	1,240,851
*	Nordic Entertainment Group AB, Class B	17,042	910,060
	Peab AB, Class B	79,186	923,430
	Securitas AB, Class B	6,046	106,612
	Sweco AB, Class B	79,887	1,277,466
*	Swedish Orphan Biovitrum AB	11,061	216,168
	Tele2 AB, Class B	90,968	1,336,230
	Telefonaktiebolaget LM Ericsson, Class A	12,933	150,574
	Telefonaktiebolaget LM Ericsson, Class B	676,560	7,803,561
	Telia Co. AB	2,692	11,808
	Volvo AB, Class B	196,952	4,644,474
TOTAL SWEDEN			65,724,250
SWITZERLAND — (8.7%)
	EMS-Chemie Holding AG	2,152	2,385,620
	Geberit AG	14,079	11,559,953
	Givaudan SA	65	324,431
	Kuehne + Nagel International AG	24,938	8,412,411
#	Logitech International SA	69,413	7,569,488
	Nestle SA	290,751	36,817,698
	Partners Group Holding AG	7,501	12,814,437
	Roche Holding AG	8,192	3,516,216
	Roche Holding AG	183,630	70,938,486
	Schindler Holding AG	5,491	1,711,004
	SGS SA	2,308	7,470,244
	Sika AG	36,778	12,955,801
	Sonova Holding AG	1,537	603,480
	Straumann Holding AG	649	1,203,258
	Swisscom AG	13,349	8,022,772
	Temenos AG	21,808	3,464,167
	VAT Group AG	1,531	601,001
TOTAL SWITZERLAND			190,370,467
UNITED KINGDOM — (13.2%)
	Aberdeen P.L.C.	29,615	116,829
	Admiral Group P.L.C.	80,190	3,788,058
	Anglo American P.L.C.	7,687	340,642
	Ashtead Group P.L.C.	224,551	16,802,968
	AstraZeneca P.L.C., Sponsored ADR	411,126	23,532,852
	AstraZeneca P.L.C.	67,346	7,738,720
*	Auto Trader Group P.L.C.	277,795	2,516,867
	B&M European Value Retail SA	414,561	3,185,005
	BAE Systems P.L.C.	1,647,985	13,212,789
#	BHP Group P.L.C., ADR	144,280	9,420,041
	BHP Group P.L.C.	242,244	7,842,973
	BP P.L.C.	165,519	664,397
*	BT Group P.L.C.	4,496,264	10,830,310
	Bunzl P.L.C.	104,395	3,867,546
	Burberry Group P.L.C.	159,971	4,588,529
	CNH Industrial NV	277,392	4,635,952
	Coca-Cola HBC AG	14,125	533,401
	Croda International P.L.C.	2,659	311,260
	Diageo P.L.C., Sponsored ADR	106,135	21,037,018
	Diageo P.L.C.	80,730	4,003,099

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Evraz P.L.C.	174,839	$1,493,802
	Experian P.L.C.	193,875	8,535,503
	Ferguson P.L.C.	94,077	13,188,600
	Games Workshop Group P.L.C.	11,230	1,774,226
	Hargreaves Lansdown P.L.C.	87,622	1,987,333
	Hikma Pharmaceuticals P.L.C.	6,883	253,098
	HomeServe P.L.C.	46,197	599,389
	Howden Joinery Group P.L.C.	269,012	3,352,312
	IMI P.L.C.	15,663	383,194
	Imperial Brands P.L.C.	488,637	10,461,865
	Intertek Group P.L.C.	58,789	4,211,993
*	ITV P.L.C.	1,623,403	2,524,312
	JD Sports Fashion P.L.C.	215,311	2,682,816
	Mondi P.L.C.	5,285	146,520
*	Next P.L.C.	40,119	4,394,778
	Persimmon P.L.C.	3,940	158,930
#	RELX P.L.C., Sponsored ADR	260,282	7,712,156
	RELX P.L.C.	45,322	1,332,208
	RELX P.L.C.	28,850	856,878
	Rentokil Initial P.L.C.	686,805	5,410,295
	Rightmove P.L.C.	243,830	2,378,429
	Rio Tinto P.L.C.	26,572	2,257,036
#	Rio Tinto P.L.C., Sponsored ADR	251,488	21,705,929
	Softcat P.L.C.	35,336	949,603
	Spirax-Sarco Engineering P.L.C.	19,315	4,024,255
	SSE P.L.C.	482,917	9,682,237
	St James's Place P.L.C.	115,883	2,553,132
	Unilever P.L.C., Sponsored ADR	508,666	29,263,555
	Unilever P.L.C.	48,760	2,806,215
	Unilever P.L.C.	62,170	3,582,879
TOTAL UNITED KINGDOM			289,632,734
TOTAL COMMON STOCKS			2,086,803,061
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Bayerische Motoren Werke AG	12,457	1,069,233
	Sartorius AG	11,521	6,969,199
	Volkswagen AG	47,694	11,616,850
TOTAL GERMANY			19,655,282
TOTAL INVESTMENT SECURITIES (Cost $1,590,910,615)			2,106,458,343

			Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	7,574,257	87,634,148
TOTAL INVESTMENTS — (100.0%)
(Cost $1,678,540,192)^^			$2,194,092,491

International High Relative Profitability Portfolio
CONTINUED
As of July 31, 2021, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	09/17/21	$3,239,471	$3,292,125	$52,654
Total Futures Contracts			$3,239,471	$3,292,125	$52,654
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,032,176	$121,979,915	—	$144,012,091
Austria	—	2,671,764	—	2,671,764
Belgium	—	16,536,549	—	16,536,549
Canada	197,471,719	—	—	197,471,719
Denmark	—	55,161,945	—	55,161,945
Finland	—	22,339,065	—	22,339,065
France	2,127,221	201,346,282	—	203,473,503
Germany	—	161,654,864	—	161,654,864
Hong Kong	—	53,486,851	—	53,486,851
Ireland	4,201,337	9,318,788	—	13,520,125
Israel	3,224,668	5,615,302	—	8,839,970
Italy	3,982,265	25,212,120	—	29,194,385
Japan	—	447,340,498	—	447,340,498
Netherlands	38,847,649	68,580,081	—	107,427,730
New Zealand	—	5,235,237	—	5,235,237
Norway	—	16,363,156	—	16,363,156
Portugal	—	1,282,728	—	1,282,728
Singapore	—	16,127,627	—	16,127,627
South Africa	2,680	—	—	2,680
Spain	—	38,933,123	—	38,933,123
Sweden	—	65,724,250	—	65,724,250
Switzerland	7,569,488	182,800,979	—	190,370,467
United Kingdom	112,671,551	176,961,183	—	289,632,734
Preferred Stocks
Germany	—	19,655,282	—	19,655,282
Securities Lending Collateral	—	87,634,148	—	87,634,148
Futures Contracts**	52,654	—	—	52,654
TOTAL	$392,183,408	$1,801,961,737	—	$2,194,145,145
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	747,763	$26,111,902
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	630,960	20,809,079
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	832,981	13,552,602
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	505,488	11,939,627
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	341,260	8,770,377
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	206,472	6,555,493
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	277,236	4,177,942
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	229,923	3,124,650
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	38,465	1,827,082
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	135,011	688,555
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $66,944,721)^^		$97,557,309
Summary of the Portfolio’s investments as of July 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$97,557,309	—	—	$97,557,309
TOTAL	$97,557,309	—	—	$97,557,309

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	$574,505
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	390,287
City of Chaska (GO) Series B
5.000%, 02/01/23	180	192,760
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	131,874
City of Kasson (GO)
4.000%, 02/01/23	320	337,716
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	795,510
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	716,726
City of Marshall (GO) Series A
5.000%, 02/01/22	225	230,490
City of Minneapolis (GO)
3.000%, 12/01/27	3,000	3,251,847
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	423,138
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	806,963
City of Richfield (GO) Series A
3.000%, 02/01/24	255	272,492
City of Rochester (GO) Series A
5.000%, 02/01/22	195	199,788
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	468,722
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	612,357
5.000%, 03/01/22	400	411,477
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	288,460
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	706,805
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Waconia (GO) Series A
3.000%, 02/01/23	450	$469,242
3.000%, 02/01/26	820	914,753
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	239,200
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	146,410
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	939,815
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,261,274
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	619,490
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,199,025
Hennepin County (GO) Series B
5.000%, 12/01/21	1,500	1,524,415
Houston County (GO) Series A
5.000%, 02/01/22	375	384,169
Itasca County (GO) Series A
5.000%, 02/01/23	865	925,104
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	268,230
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	154,304
5.000%, 03/01/23	840	905,344
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,273,025
Metropolitan Council (GO) Series D
5.000%, 03/01/22	780	802,381
Metropolitan Council (GO) Series I
4.000%, 03/01/22	200	204,583

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	$871,312
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series 1-B
5.000%, 02/01/24	1,200	1,346,126
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	200	224,354
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	454,231
Minnesota State (GO)
5.000%, 08/01/21	265	265,000
Minnesota State (GO) Series A
5.000%, 08/01/21	200	200,000
5.000%, 08/01/22	700	734,464
5.000%, 10/01/23	615	680,388
5.000%, 08/01/25	200	219,341
Minnesota State (GO) Series B
5.000%, 10/01/22	615	650,333
5.000%, 08/01/23	1,340	1,471,848
Minnesota State (GO) Series D
5.000%, 08/01/21	100	100,000
5.000%, 08/01/22	450	472,156
5.000%, 10/01/22	1,230	1,300,667
Minnesota State (GO) Series E
5.000%, 10/01/22	500	528,726
Minnesota State (GO) Series F
5.000%, 10/01/21	205	206,637
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	656,700
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	327,641
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	$156,460
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	214,459
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	330	338,019
3.000%, 02/01/24	255	272,426
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	789,441
Olmsted County (GO) Series A
5.000%, 02/01/24	675	755,755
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/22	100	102,455
Polk County (GO) Series A
5.000%, 02/01/22	200	204,850
Ramsey County (GO) Series B
5.000%, 02/01/22	220	225,402
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	507,308
5.000%, 02/01/22	210	215,145
Swift County (GO) Series A
3.000%, 02/01/23	215	223,930
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	355,008
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,221,483

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Wright County (GO) Series A
5.000%, 12/01/21	515	$523,279
TOTAL MUNICIPAL BONDS Cost ($39,147,133)		39,858,025
TOTAL INVESTMENTS — (100.0%)
(Cost $39,147,133)^^		$39,858,025
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$39,858,025	—	$39,858,025
TOTAL	—	$39,858,025	—	$39,858,025

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$272,193
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	305,108
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	109,818
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	500	503,912
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	1,320	1,330,328
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	130	130,000
2.000%, 08/01/22	60	61,153
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,533,784
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	271,626
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	882,465
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	152,897
Burbank Unified School District (GO)
5.000%, 08/01/24	565	642,325
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	348,511
California Health Facilities Financing Authority (RB) Series D
¤ 5.250%, 08/15/31	5,245	5,254,017
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	$127,777
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	2,000	2,048,487
California State (GO)
5.000%, 09/01/21	500	501,928
5.000%, 11/01/21	1,000	1,012,114
5.000%, 04/01/22	1,100	1,136,041
5.000%, 10/01/22	1,000	1,057,332
2.000%, 11/01/22	750	768,087
5.000%, 08/01/23	585	642,561
5.000%, 10/01/25	1,700	2,033,496
5.000%, 12/01/25	3,000	3,609,385
5.000%, 08/01/26	4,920	6,052,576
4.000%, 11/01/26	1,735	2,061,388
3.500%, 08/01/27	2,835	3,333,661
5.000%, 08/01/27	5,000	6,321,609
5.000%, 11/01/27	200	254,621
5.000%, 08/01/28	730	948,355
California State (GO) Series B
5.000%, 09/01/26	2,015	2,485,473
California State (GO) (AMBAC)
5.000%, 02/01/27	625	778,716
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,752,541
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	899,960
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,000	1,204,566
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,855	2,234,470

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	$1,736,961
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	984,862
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,316,661
California State University (RB) Series
4.000%, 11/01/21	1,210	1,221,731
California State University (RB) Series A
5.000%, 11/01/21	250	253,035
5.000%, 11/01/23	375	416,261
5.000%, 11/01/24	810	936,152
5.000%, 11/01/25	305	365,896
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	208,659
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	380,326
City & County of San Francisco (GO) Series
5.000%, 06/15/22	200	208,587
5.000%, 06/15/24	800	912,225
City of Berkeley (GO)
5.000%, 09/01/22	800	842,766
City of Grover Beach (GO)
5.000%, 09/01/22	390	410,848
5.000%, 09/01/26	345	424,965
5.000%, 09/01/27	445	564,850
City of Pacifica COP
5.000%, 01/01/24	250	279,467
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,213,463
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	315,300
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	715,506
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	2,500	$2,592,479
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	263,925
5.000%, 11/01/26	150	185,560
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	331,270
5.000%, 09/01/22	1,000	1,053,233
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	235,000
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	400,000
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	629,046
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	209,841
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,096,328
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	532,864
Desert Community College District (GO)
3.000%, 08/01/21	1,350	1,350,000
4.000%, 08/01/22	200	207,879
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	408,763
Dixie School District (GO)
5.000%, 08/01/21	500	500,000
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,745	2,062,591
El Monte Union High School District (GO)
5.000%, 06/01/24	250	284,466

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	$456,061
Emery Unified School District (GO)
5.000%, 08/01/27	600	762,654
Evergreen School District GO
3.000%, 08/01/25	600	663,539
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	856,540
Fremont Unified School District/Alameda County (GO) Series
3.000%, 08/01/21	1,000	1,000,000
Fremont Union High School District Series A
2.000%, 08/01/23	770	799,728
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,095,805
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	200,000
Hartnell Community College District (GO) Series B
4.000%, 08/01/21	170	170,000
Kern High School District (GO) Series E
4.000%, 08/01/24	200	222,248
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	377,687
5.000%, 06/01/26	530	648,762
Los Angeles Community College District/CA Series A
¤ 5.000%, 08/01/30	155	177,653
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,885	2,234,014
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,672,372
5.000%, 07/01/24	600	685,413
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	970	1,150,433
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	745	$750,989
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	285,668
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,100	1,348,964
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	410,821
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	490,532
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,264,635
Los Angeles Department of Water & Power Power System Revenue Series A
5.000%, 07/01/23	785	859,037
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	50	59,365
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	484,699
5.000%, 07/01/26	2,435	2,982,119
5.000%, 07/01/27	1,050	1,325,768
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	220,961
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	306,125
Metropolitan Water District of Southern California (RB) Series B
5.000%, 10/01/26	600	743,440
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	469,968
5.000%, 12/01/26	265	329,299
5.000%, 12/01/27	385	492,634

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	$23,686
5.000%, 08/01/26	280	342,433
5.000%, 08/01/27	130	163,749
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	140,993
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,167,857
5.000%, 11/01/23	750	832,522
5.000%, 11/01/24	425	491,491
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	250,000
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	110	113,156
New Haven Unified School District (GO)
5.000%, 08/01/26	150	184,112
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,039,396
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	316,361
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	137,620
Novato Sanitary District (RB)
5.000%, 02/01/22	340	348,348
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	207,879
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	431,052
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,271,738
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	1,800	1,800,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	$236,166
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	160,000
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,508,243
5.000%, 02/01/26	2,000	2,424,015
Otay Water District (RB)
5.000%, 09/01/22	740	779,558
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	236,896
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	311,790
Palomar Community College District (GO)
5.000%, 05/01/23	200	217,007
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	500	589,485
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	645,269
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,229,084
Peralta Community College District (GO) Series
5.000%, 08/01/21	1,000	1,000,000
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	585,000
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	225,127
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	280,144
Reed Union School District (GO)
4.000%, 08/01/26	250	295,999
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	576,260

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	$283,851
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	477,783
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,293,312
Sacramento Municipal Utility District (RB) Series X
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	750	751,214
San Buenaventura Public Facilities Financing Authority (RB) Series
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,212,407
San Diego Community College District (GO)
5.000%, 08/01/23	500	549,091
5.000%, 08/01/26	1,660	2,040,279
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,647,678
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,066,232
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	2,000	2,099,196
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	608,897
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	600	627,026
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	245,485
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	689,983
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,493,372
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	312,854
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	$1,319,065
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,500	1,551,275
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	768,001
5.000%, 06/15/26	880	1,075,690
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	273,909
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	315	315,972
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	140,000
San Mateo Foster City Public Financing Authority (RB) Series
5.000%, 08/01/25	750	891,862
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	170	170,525
4.000%, 09/01/22	140	145,976
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	378,804
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	131,073
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	127,109
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	767,919
Santa Clara County Financing Authority (RB)
5.000%, 05/01/25	1,000	1,177,991

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority, California Lease (RB)
5.000%, 05/01/26	3,000	$3,657,390
Santa Clara Unified School District (GO)
¤ 3.500%, 07/01/25	1,675	1,727,319
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	489,847
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,355,675
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	573,074
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/21	500	500,000
Santee School District (GO)
5.000%, 08/01/24	290	332,498
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	167,498
4.000%, 08/01/25	250	287,786
5.000%, 08/01/26	250	308,108
Sierra Joint Community College District (GO)
4.000%, 08/01/21	500	500,000
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,029,455
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	667,935
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,633,353
Southwestern Community College District (GO) Series
3.000%, 08/01/23	530	561,134
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	287,570
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	490	$504,433
State of California (GO)
5.000%, 09/01/22	525	553,006
5.000%, 10/01/22	500	528,666
4.000%, 03/01/24	2,700	2,970,545
State of California (GO) Series
5.000%, 09/01/22	1,000	1,053,345
Sylvan Union School District (GO)
5.000%, 08/01/26	620	764,108
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	452,546
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	122,741
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	574,936
University of California (RB) Series AF
5.000%, 05/15/22	750	779,168
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,606,088
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,086,342
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	1,261,860
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	171,597
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	1,165	1,280,122

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	$279,939
TOTAL MUNICIPAL BONDS Cost ($182,072,927)		187,377,331
TOTAL INVESTMENTS — (100.0%)
(Cost $182,072,927)^^		$187,377,331
As of July 31, 2021, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	$78,103	$78,103
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	60,217	60,217
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	38,759	38,759
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	182,266	182,266
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	111,436	111,436
Bank of America Corp.	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	121,834	121,834
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	177,636	177,636
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	168,888	168,888
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	450,610	450,610
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	159,671	159,671
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	329,342	329,342
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	215,202	215,202
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	349,409	349,409
Bank of America Corp.	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	174,373	174,373
Bank of America Corp.	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	332,417	332,417
Bank of America Corp.	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	539,025	539,025
Citibank, N.A.	3.015%	Fixed	CPI	Maturity	USD	4,000,000	05/12/23	—	—	54,812	54,812
Citibank, N.A.	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	115,135	115,135
Citibank, N.A.	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	191,077	191,077
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	175,128	175,128
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	178,163	178,163
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	329,775	329,775
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	329,131	329,131
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	238,719	238,719
Citibank, N.A.	1.676%	Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	311,910	311,910
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	307,494	307,494

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	$142,191	$142,191
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	549,490	549,490
Citibank, N.A.	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	336,135	336,135
Total Appreciation										$6,748,348	$6,748,348
Total Appreciation (Depreciation)										$6,748,348	$6,748,348
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$187,377,331	—	$187,377,331
Swap Agreements**	—	6,748,348	—	6,748,348
TOTAL	—	$194,125,679	—	$194,125,679
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.4%)
Federal Farm Credit Bank
	5.770%, 01/05/27		22	$27,798
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	73,270
Federal Home Loan Bank
	4.750%, 03/10/23		170	182,433
	5.375%, 08/15/24		65	74,809
Federal National Mortgage Association
#	0.750%, 10/08/27		14,000	13,847,987
	7.125%, 01/15/30		75	110,379
	0.875%, 08/05/30		14,200	13,689,016
	2.500%, 08/01/36		30,600	32,059,476
	2.000%, 08/01/51		47,700	48,652,136
	2.500%, 08/01/51		69,800	72,709,242
	3.000%, 08/01/51		67,500	70,756,348
Government National Mortgage Association
	3.000%, 08/01/51		51,000	53,368,711
Tenessee Valley Authority
	5.625%, 06/07/32	GBP	1,850	3,705,210
TOTAL AGENCY OBLIGATIONS				309,256,815
BONDS — (89.6%)
AUSTRALIA — (6.4%)
Australia Government Bond
	1.000%, 12/21/30	AUD	8,700	6,315,411
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,197
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		2,010	2,218,316
FMG Resources August 2006 Pty, Ltd.
Ω	5.125%, 05/15/24		2,690	2,905,200
FMG Resources Pty, Ltd.
Ω	4.500%, 09/15/27		4,000	4,365,000
Glencore Funding LLC
Ω	2.500%, 09/01/30		11,110	11,206,129
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	392,828
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	6,151,213
	1.500%, 02/20/32	AUD	4,100	2,983,072
	2.000%, 03/08/33	AUD	8,000	6,056,069
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	3,013,667
Ω	1.500%, 08/20/32	AUD	6,700	4,880,913
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Ω	1.750%, 07/20/34	AUD	34,000	$24,771,413
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,898,953
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,400	1,910,732
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	21,978,132
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,892,573
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	3,673,522
	2.250%, 11/20/34	AUD	52,500	40,480,901
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	11,648,906
Westpac Banking Corp.
	2.850%, 05/13/26		104	113,064
	2.700%, 08/19/26		23	24,917
	3.350%, 03/08/27		5,000	5,570,324
	1.125%, 09/05/27	EUR	2,000	2,545,397
	2.650%, 01/16/30		2,200	2,394,644
	2.150%, 06/03/31		32,012	32,943,454
TOTAL AUSTRALIA				208,347,947
BELGIUM — (0.3%)
Anheuser-Busch InBev SA
	2.000%, 03/17/28	EUR	1,000	1,338,222
	2.250%, 05/24/29	GBP	600	885,682
	1.650%, 03/28/31	EUR	1,500	1,985,483
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,865,023
#	4.900%, 01/23/31		2,925	3,646,502
TOTAL BELGIUM				10,720,912
CANADA — (12.4%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	893,981
Ω	3.550%, 07/26/27		1,620	1,801,981
Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	858,665
	3.850%, 06/01/27		3,865	4,281,648
Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	49,476
Cenovus Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,418,147
	4.400%, 04/15/29		3,038	3,449,617
CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	28,050	39,696,639
Enbridge, Inc.
	4.000%, 10/01/23		34	36,280

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
3.500%, 06/10/24		15	$16,085
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28		1,000	1,166,047
ITC Holdings Corp.
3.650%, 06/15/24		113	121,248
Methanex Corp.
5.250%, 12/15/29		1,000	1,105,500
Nutrien, Ltd.
3.625%, 03/15/24		540	577,139
3.000%, 04/01/25		40	42,785
Ontario Teachers' Finance Trust
0.100%, 05/19/28	EUR	1,000	1,199,896
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	2,075,217
2.050%, 06/01/30	CAD	19,000	15,564,893
3.500%, 06/01/31	CAD	4,000	3,668,131
3.900%, 12/01/33	CAD	49,600	47,341,443
Province of British Columbia Canada
# 6.500%, 01/15/26		93	114,945
2.950%, 12/18/28	CAD	5,000	4,422,371
2.200%, 06/18/30	CAD	19,500	16,331,328
1.550%, 06/18/31	CAD	9,000	7,062,071
5.400%, 06/18/35	CAD	27,000	30,186,502
Province of Manitoba Canada
2.050%, 06/02/30	CAD	20,000	16,443,572
2.050%, 06/02/31	CAD	9,200	7,498,634
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	8,000	6,544,405
Province of Ontario Canada
# 1.050%, 05/21/27		5,000	5,008,573
2.050%, 06/02/30	CAD	2,000	1,646,345
1.350%, 12/02/30	CAD	6,000	4,627,637
5.850%, 03/08/33	CAD	16,600	18,575,341
5.600%, 06/02/35	CAD	44,000	49,641,071
Province of Quebec Canada
2.750%, 09/01/28	CAD	6,000	5,238,073
2.300%, 09/01/29	CAD	5,000	4,232,967
6.000%, 10/01/29	CAD	4,000	4,281,789
1.900%, 09/01/30	CAD	32,200	26,252,446
1.500%, 09/01/31	CAD	7,000	5,451,820
6.250%, 06/01/32	CAD	15,000	17,112,937
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	8,329,272
2.150%, 06/02/31	CAD	2,000	1,646,089
6.400%, 09/05/31	CAD	23,000	26,087,191
Spectra Energy Partners L.P.
4.750%, 03/15/24		22	24,109
Suncor Energy, Inc.
3.600%, 12/01/24		87	94,074
TC PipeLines L.P.
3.900%, 05/25/27		2,000	2,233,582
Thomson Reuters Corp.
4.300%, 11/23/23		60	64,626
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	58	$46,989
TransCanada PipeLines, Ltd.
#	4.875%, 01/15/26		2,650	3,059,323
	4.625%, 03/01/34		4,200	5,046,641
	5.600%, 03/31/34		1,000	1,286,550
Videotron, Ltd.
Ω	5.375%, 06/15/24		930	1,025,241
TOTAL CANADA				406,981,332
DENMARK — (0.2%)
AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	5,770,340
FINLAND — (0.6%)
Nokia Oyj
	4.375%, 06/12/27		7,250	7,993,125
OP Corporate Bank P.L.C.
	0.100%, 11/16/27	EUR	8,350	9,999,599
TOTAL FINLAND				17,992,724
FRANCE — (3.2%)
BNP Paribas SA
	1.500%, 11/17/25	EUR	1,200	1,516,491
BPCE S.A.
Ω	3.500%, 10/23/27		5,000	5,466,058
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,569,459
Electricite de France SA
Ω	3.625%, 10/13/25		40	44,153
	6.250%, 05/30/28	GBP	1,000	1,823,036
	5.875%, 07/18/31	GBP	3,200	6,113,914
	6.125%, 06/02/34	GBP	1,500	3,064,098
Orange SA
	8.125%, 11/20/28	GBP	1,964	4,014,545
	2.000%, 01/15/29	EUR	1,200	1,631,712
	3.250%, 01/15/32	GBP	600	959,761
Pernod Ricard SA
Ω	3.250%, 06/08/26		173	188,922
Sanofi
	1.375%, 03/21/30	EUR	9,200	12,213,467
SNCF Reseau
	5.250%, 12/07/28	GBP	280	509,125
	5.250%, 01/31/35	GBP	5,050	10,395,549
Societe Generale S.A.
#Ω	3.000%, 01/22/30		1,400	1,479,267
Societe Generale SA
Ω	4.750%, 09/14/28		1,000	1,170,972
	2.125%, 09/27/28	EUR	2,000	2,641,161
Societe Nationale SNCF SA
	0.625%, 04/17/30	EUR	3,000	3,744,565
Total Capital S.A.
	3.883%, 10/11/28		7,200	8,327,753
TotalEnergies Capital Canada, Ltd.
	2.125%, 09/18/29	EUR	8,400	11,585,340

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
TotalEnergies Capital International SA
	0.696%, 05/31/28	EUR	7,300	$9,094,334
	0.750%, 07/12/28	EUR	8,600	10,727,136
	1.405%, 09/03/31	GBP	3,500	4,844,930
TOTAL FRANCE				104,125,748
GERMANY — (1.9%)
Allianz Finance II BV
	1.500%, 01/15/30	EUR	2,900	3,878,519
	0.500%, 01/14/31	EUR	2,300	2,840,112
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	7,213,163
	2.125%, 12/15/29	EUR	900	1,207,430
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	29,739
BMW Finance NV
	1.500%, 02/06/29	EUR	2,600	3,437,759
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	207,904
#	3.300%, 04/06/27		500	551,116
Ω	3.300%, 04/06/27		58	63,930
Daimler AG
	1.000%, 11/15/27	EUR	4,300	5,412,454
	2.000%, 02/27/31	EUR	1,000	1,374,100
	1.125%, 08/08/34	EUR	1,900	2,403,238
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	2,004,592
Deutsche Bank AG
	3.700%, 05/30/24		113	121,011
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	4,797,671
	1.375%, 07/05/34	EUR	3,000	3,898,395
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	641,059
	2.250%, 04/13/29	GBP	1,600	2,356,997
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,579,549
Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		5,700	5,666,220
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	623,000	6,268,843
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	7,026,951
TOTAL GERMANY				62,980,752
ITALY — (1.1%)
Enel Finance International NV
Ω	4.875%, 06/14/29		6,000	7,276,260
			Face Amount^	Value†
			(000)

ITALY — (Continued)
Eni SpA
	1.500%, 01/17/27	EUR	1,000	$1,285,076
	1.125%, 09/19/28	EUR	1,700	2,157,853
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,636,837
	1.750%, 07/04/29	EUR	3,800	4,919,303
Ω	4.000%, 09/23/29		2,000	2,220,373
	2.500%, 01/15/30	GBP	3,850	5,574,661
Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,654,068
Telecom Italia Capital S.A.
	6.375%, 11/15/33		1,500	1,773,750
	6.000%, 09/30/34		6,000	6,885,000
TOTAL ITALY				36,383,181
JAPAN — (1.7%)
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,847,858
American Honda Finance Corp.
	2.300%, 09/09/26		130	137,868
Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	680,000	7,304,491
	1.500%, 03/20/34	JPY	550,000	5,874,103
	1.200%, 09/20/35	JPY	550,000	5,723,750
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	39,295
	3.195%, 07/18/29		2,551	2,793,462
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	10,788,471
Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	871,800
StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	38,670
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		434	485,687
#	3.944%, 07/19/28		700	802,507
	3.040%, 07/16/29		9,750	10,532,701
#	2.750%, 01/15/30		790	840,572
	2.130%, 07/08/30		1,000	1,014,209
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	46,921
Toyota Motor Corp.
	3.669%, 07/20/28		2,615	3,001,176
Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	77,464
	3.650%, 01/08/29		2,000	2,303,304
TOTAL JAPAN				56,524,309

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (3.3%)
Ahold Finance USA LLC
	6.875%, 05/01/29		8	$10,856
BNG Bank NV
	3.300%, 04/26/29	AUD	5,000	4,184,860
	1.000%, 06/03/30		6,000	5,848,293
Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	84,575
	4.550%, 08/30/29	GBP	415	731,795
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	4,285,309
Heineken NV
Ω	2.750%, 04/01/23		26	26,947
ING Groep NV
	1.375%, 01/11/28	EUR	3,100	3,953,117
	4.050%, 04/09/29		300	348,104
Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	651,650
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,602,361
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,588,681
Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	4,500	3,767,750
Shell International Finance B.V.
	1.625%, 01/20/27	EUR	1,208	1,566,753
	0.125%, 11/08/27	EUR	5,000	6,008,982
	1.250%, 05/12/28	EUR	5,600	7,186,859
	0.750%, 08/15/28	EUR	2,000	2,483,556
	1.000%, 12/10/30	GBP	32,278	43,076,726
Shell International Finance BV
	3.875%, 11/13/28		3,750	4,337,435
	2.375%, 11/07/29		14,282	15,035,391
TOTAL NETHERLANDS				108,780,000
NEW ZEALAND — (0.5%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	19,000	15,728,163
NORWAY — (2.0%)
Aker BP ASA
Ω	2.875%, 01/15/26		4,000	4,246,882
Ω	3.750%, 01/15/30		4,000	4,346,216
Equinor ASA
	2.650%, 01/15/24		81	85,194
	3.625%, 09/10/28		2,500	2,842,339
	6.125%, 11/27/28	GBP	1,250	2,333,565
	6.875%, 03/11/31	GBP	18,350	38,056,232
Kommunalbanken A.S.
	3.400%, 07/24/28	AUD	3,500	2,930,170
	1.125%, 06/14/30		2,500	2,452,735
Norway Government Bond
Ω	1.375%, 08/19/30	NOK	72,000	8,300,079
TOTAL NORWAY				65,593,412
		Face Amount^	Value†
		(000)

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	23,200	$19,459,611
SPAIN — (0.5%)
Banco Santander SA
3.490%, 05/28/30		4,000	4,374,616
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	229,011
4.400%, 07/13/27		2,000	2,260,264
Santander UK P.L.C.
4.000%, 03/13/24		103	112,182
3.875%, 10/15/29	GBP	1,478	2,485,275
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	5,643,228
5.445%, 10/08/29	GBP	650	1,159,670
Telefonica Europe BV
8.250%, 09/15/30		500	740,800
TOTAL SPAIN			17,005,046
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
African Development Bank
3.350%, 08/08/28	AUD	6,000	4,993,261
Asian Development Bank
2.350%, 06/21/27	JPY	2,970,000	31,143,782
EUROFIMA
3.350%, 05/21/29	AUD	8,000	6,670,815
European Investment Bank
2.150%, 01/18/27	JPY	1,489,600	15,285,977
Inter-American Development Bank
2.250%, 06/18/29		8,000	8,669,965
1.125%, 01/13/31		9,900	9,759,980
International Bank for Reconstruction & Development
0.750%, 11/24/27		14,000	13,810,300
3.300%, 08/14/28	AUD	6,500	5,450,309
1.000%, 12/21/29	GBP	2,600	3,692,597
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			99,476,986
SWEDEN — (0.0%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	110	131,054
SWITZERLAND — (0.4%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	45,908
Novartis Capital Corp.
2.200%, 08/14/30		4,700	4,939,807
Novartis Finance SA
1.375%, 08/14/30	EUR	4,000	5,296,936
UBS Group AG
1.250%, 09/01/26	EUR	1,800	2,260,802
TOTAL SWITZERLAND			12,543,453

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (4.9%)
AstraZeneca P.L.C.
	1.250%, 05/12/28	EUR	1,200	$1,532,249
	4.000%, 01/17/29		1,000	1,162,099
	5.750%, 11/13/31	GBP	450	890,366
Barclays P.L.C.
	4.375%, 01/12/26		2,000	2,255,700
	3.250%, 02/12/27	GBP	1,657	2,510,610
	3.250%, 01/17/33	GBP	6,500	10,168,107
	BAT Capital Corp.
	2.726%, 03/25/31		3,200	3,223,569
BAT International Finance P.L.C.
	4.000%, 09/04/26	GBP	1,220	1,881,556
	1.250%, 03/13/27	EUR	1,000	1,231,564
	3.125%, 03/06/29	EUR	3,200	4,382,609
BP Capital Markets America, Inc.
	3.017%, 01/16/27		127	137,887
	3.633%, 04/06/30		800	906,450
BP Capital Markets P.L.C.
	3.535%, 11/04/24		15	16,331
	1.231%, 05/08/31	EUR	2,500	3,168,947
British Telecommunications P.L.C.
	1.500%, 06/23/27	EUR	2,500	3,180,038
	5.125%, 12/04/28		1,000	1,190,505
	5.750%, 12/07/28	GBP	1,000	1,768,940
Ω	3.250%, 11/08/29		4,000	4,244,058
	3.125%, 11/21/31	GBP	1,500	2,273,652
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	1,000	1,664,815
	CNH Industrial Capital LLC
	4.375%, 04/05/22		406	416,343
CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	2,562,788
	1.625%, 07/03/29	EUR	2,550	3,271,396
	Coca-Cola European Partners P.L.C.
	1.750%, 05/26/28	EUR	1,400	1,836,815
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	1,000	1,300,889
	GlaxoSmithKline Capital P.L.C.
	5.250%, 12/19/33	GBP	1,388	2,752,482
HSBC Holdings P.L.C.
	2.625%, 08/16/28	GBP	5,164	7,643,154
	4.950%, 03/31/30		2,000	2,433,157
	Janus Capital Group, Inc.
	4.875%, 08/01/25		106	119,955
Lloyds Banking Group P.L.C.
	3.750%, 01/11/27		3,500	3,891,953
	1.500%, 09/12/27	EUR	2,100	2,716,072
	4.550%, 08/16/28		2,300	2,701,470
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,377,685
	Natwest Group P.L.C.
	4.800%, 04/05/26		3,000	3,445,114
	Prudential P.L.C.
	3.125%, 04/14/30		100	110,049
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		5,720	$5,762,900
	3.375%, 06/18/26	GBP	800	1,107,886
	Transport for London
	4.000%, 09/12/33	GBP	5,900	10,334,644
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	922,020
United Kingdom Gilt
	0.250%, 07/31/31	GBP	10,000	13,354,851
	0.625%, 07/31/35	GBP	21,500	28,925,411
Vodafone Group P.L.C.
	1.500%, 07/24/27	EUR	1,750	2,262,937
	4.200%, 12/13/27	AUD	1,800	1,495,021
	7.875%, 02/15/30		77	110,914
	1.625%, 11/24/30	EUR	2,500	3,299,120
	5.900%, 11/26/32	GBP	3,250	6,514,585
	TOTAL UNITED KINGDOM			159,459,663
UNITED STATES — (46.6%)
	3M Co.
	2.875%, 10/15/27		368	402,972
AbbVie, Inc.
	3.250%, 10/01/22		88	90,360
	2.900%, 11/06/22		33	34,031
	3.800%, 03/15/25		29	31,770
	4.250%, 11/14/28		2,400	2,810,239
	2.625%, 11/15/28	EUR	3,416	4,737,938
	2.125%, 06/01/29	EUR	1,500	2,025,736
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		7,100	7,955,631
	AECOM
	5.125%, 03/15/27		5,660	6,296,750
	Aetna, Inc.
	2.750%, 11/15/22		97	99,411
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		2,600	2,852,520
Aflac, Inc.
	3.250%, 03/17/25		129	140,389
	3.600%, 04/01/30		4,025	4,590,673
	Alabama Power Co.
	2.800%, 04/01/25		30	31,874
	Albemarle Corp.
	4.150%, 12/01/24		86	94,290
	Ally Financial, Inc.
	8.000%, 11/01/31		2,000	2,908,639
Alphabet, Inc.
	1.998%, 08/15/26		86	90,546
#	0.800%, 08/15/27		6,800	6,666,013
	1.100%, 08/15/30		20,900	20,027,079
Altria Group, Inc.
	2.200%, 06/15/27	EUR	4,700	6,092,176
	4.800%, 02/14/29		598	699,754
	3.400%, 05/06/30		400	430,650
	Amazon.com Inc.
	1.650%, 05/12/28		8,000	8,167,409

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Amazon.com, Inc.
# 1.200%, 06/03/27		7,871	$7,946,737
1.500%, 06/03/30		13,300	13,170,449
2.100%, 05/12/31		6,000	6,199,005
American Express Credit Corp.
3.300%, 05/03/27		131	145,503
American International Group, Inc.
4.125%, 02/15/24		118	128,319
3.900%, 04/01/26		46	51,231
1.875%, 06/21/27	EUR	4,075	5,257,258
American Water Capital Corp.
3.850%, 03/01/24		25	26,871
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	46,352
2.875%, 09/15/26		65	70,280
AmerisourceBergen Corp.
3.400%, 05/15/24		433	461,245
2.800%, 05/15/30		6,900	7,319,688
Amgen, Inc.
3.125%, 05/01/25		37	39,833
2.600%, 08/19/26		28	29,855
4.000%, 09/13/29	GBP	1,836	3,065,666
# 2.300%, 02/25/31		2,413	2,486,964
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,402,987
Analog Devices, Inc.
3.900%, 12/15/25		35	39,082
3.500%, 12/05/26		23	25,565
Anthem, Inc.
3.125%, 05/15/22		25	25,571
3.500%, 08/15/24		58	62,561
3.650%, 12/01/27		424	478,012
4.101%, 03/01/28		700	806,698
2.250%, 05/15/30		1,550	1,592,471
Aon Corp.
4.500%, 12/15/28		960	1,133,151
3.750%, 05/02/29		5,000	5,676,730
2.800%, 05/15/30		2,550	2,727,012
Aon P.L.C.
4.000%, 11/27/23		47	50,357
3.500%, 06/14/24		107	114,968
2.875%, 05/14/26	EUR	1,400	1,876,072
Apache Corp.
4.375%, 10/15/28		400	423,772
Apple, Inc.
2.500%, 02/09/25		53	56,172
2.450%, 08/04/26		200	213,417
3.000%, 06/20/27		64	70,657
3.000%, 11/13/27		3,081	3,387,121
1.200%, 02/08/28		7,000	6,948,185
3.050%, 07/31/29	GBP	2,156	3,475,228
2.200%, 09/11/29		19,100	20,001,859
1.650%, 05/11/30		14,400	14,452,522
1.250%, 08/20/30		25,800	25,029,331
1.650%, 02/08/31		3,000	2,990,393
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Applied Materials, Inc.
	3.300%, 04/01/27		59	$65,651
	Archer-Daniels-Midland Co.
	2.500%, 08/11/26		58	62,036
Ares Capital Corp.
	4.200%, 06/10/24		6,000	6,466,155
	3.875%, 01/15/26		4,000	4,317,293
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,473,084
	Ashland LLC
	4.750%, 08/15/22		101	103,525
AT&T, Inc.
	1.800%, 09/05/26	EUR	800	1,031,069
	4.375%, 09/14/29	GBP	500	837,428
	2.600%, 12/17/29	EUR	1,463	2,033,465
	2.750%, 06/01/31		3,500	3,683,997
	3.550%, 12/17/32	EUR	1,500	2,294,645
Ω	2.550%, 12/01/33		746	752,590
Autodesk, Inc.
	4.375%, 06/15/25		35	39,253
	3.500%, 06/15/27		3,236	3,607,053
Automatic Data Processing, Inc.
	3.375%, 09/15/25		144	158,303
	1.250%, 09/01/30		9,500	9,185,115
AutoZone, Inc.
	2.875%, 01/15/23		140	144,083
	3.125%, 07/15/23		15	15,670
	3.250%, 04/15/25		72	77,685
	AvalonBay Communities, Inc.
	3.200%, 01/15/28		1,100	1,205,918
	Avnet, Inc.
	4.625%, 04/15/26		65	73,455
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	2,200,949
Ball Corp.
	5.250%, 07/01/25		500	563,750
	4.875%, 03/15/26		4,000	4,470,000
	2.875%, 08/15/30		2,000	1,979,240
	Baltimore Gas & Electric Co.
	2.400%, 08/15/26		8	8,500
Bank of America Corp.
	3.300%, 01/11/23		52	54,271
	4.000%, 04/01/24		72	78,475
	7.000%, 07/31/28	GBP	1,500	2,874,487
	Bank of New York Mellon Corp. (The)
	2.800%, 05/04/26		64	69,268
Baxter International, Inc.
	2.600%, 08/15/26		49	52,413
	1.300%, 05/15/29	EUR	1,300	1,676,073
	Belo Corp.
	7.250%, 09/15/27		1,000	1,167,500
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30		1,000	1,021,991
	1.450%, 10/15/30		11,500	11,378,775

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Berkshire Hathaway, Inc.
3.400%, 01/31/22		37	$37,532
1.125%, 03/16/27	EUR	3,500	4,408,907
0.440%, 09/13/29	JPY	1,920,000	17,527,558
0.437%, 04/15/31	JPY	1,700,000	15,465,349
Best Buy Co., Inc.
# 4.450%, 10/01/28		5,000	5,858,395
Biogen, Inc.
2.250%, 05/01/30		3,000	3,055,690
Black Hills Corp.
4.350%, 05/01/33		655	776,765
BlackRock, Inc.
3.250%, 04/30/29		15,544	17,566,759
2.400%, 04/30/30		9,500	10,110,824
1.900%, 01/28/31		12,500	12,750,978
Boeing Co. (The)
8.750%, 08/15/21		11	11,031
2.500%, 03/01/25		75	76,282
2.600%, 10/30/25		42	43,836
2.950%, 02/01/30		2,000	2,071,332
Booking Holdings, Inc.
3.600%, 06/01/26		108	120,175
1.800%, 03/03/27	EUR	800	1,039,648
3.550%, 03/15/28		818	917,116
4.625%, 04/13/30		5,182	6,230,786
Boston Properties LP
3.400%, 06/21/29		200	220,202
3.250%, 01/30/31		600	653,269
BP Capital Markets America, Inc.
4.234%, 11/06/28		230	268,087
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	80,420
Broadcom, Inc.
4.300%, 11/15/32		2,700	3,117,970
Brown & Brown, Inc.
4.200%, 09/15/24		54	59,215
4.500%, 03/15/29		1,500	1,748,425
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,523,247
2.600%, 07/07/28	GBP	1,100	1,669,112
Buckeye Partners L.P.
4.150%, 07/01/23		22	22,728
3.950%, 12/01/26		87	88,122
Bunge, Ltd. Finance Corp.
# 3.750%, 09/25/27		2,900	3,229,994
Burlington Northern Santa Fe LLC
7.000%, 12/15/25		10	12,560
CA, Inc.
4.700%, 03/15/27		205	231,670
Camden Property Trust
2.800%, 05/15/30		6,188	6,669,245
Campbell Soup Co.
3.300%, 03/19/25		47	50,326
4.150%, 03/15/28		2,883	3,302,090
2.375%, 04/24/30		1,460	1,493,641
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Capital One Financial Corp.
	3.750%, 04/24/24		54	$58,278
	3.750%, 03/09/27		1,800	2,017,837
	3.800%, 01/31/28		4,400	4,969,817
	1.650%, 06/12/29	EUR	2,800	3,574,614
	Cardinal Health, Inc.
	3.410%, 06/15/27		4,067	4,491,570
	Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	2,064,246
CF Industries, Inc.
	3.450%, 06/01/23		2,048	2,119,680
#	5.150%, 03/15/34		4,000	4,960,000
	Charles Schwab Corp. (The)
	3.250%, 05/22/29		750	834,344
	Chemours Co. (The)
#	5.375%, 05/15/27		1,600	1,736,000
Chevron Corp.
	2.954%, 05/16/26		133	144,760
	1.995%, 05/11/27		5,200	5,430,750
	2.236%, 05/11/30		17,429	18,258,716
Chevron USA, Inc.
	1.018%, 08/12/27		14,400	14,233,039
	3.850%, 01/15/28		5,937	6,800,462
	3.250%, 10/15/29		200	223,251
	6.000%, 03/01/41		3,500	5,247,648
	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,637,055
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	64,687
	1.550%, 03/15/28	EUR	4,900	6,337,270
Cigna Corp.
	3.400%, 03/01/27		174	192,644
	4.375%, 10/15/28		3,750	4,411,831
	Cisco Systems, Inc.
	5.500%, 01/15/40		4,000	5,664,117
CIT Group, Inc.
	5.000%, 08/01/23		3,200	3,455,040
	5.250%, 03/07/25		2,965	3,343,037
Citigroup, Inc.
	4.500%, 01/14/22		17	17,326
	3.875%, 10/25/23		33	35,552
	1.500%, 10/26/28	EUR	1,900	2,451,379
CME Group, Inc.
	3.000%, 03/15/25		33	35,532
	3.750%, 06/15/28		3,200	3,677,821
CMS Energy Corp.
	3.600%, 11/15/25		37	40,601
	3.000%, 05/15/26		58	62,672
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,526,142
	5.250%, 05/30/29		2,000	2,399,645
	Coca-Cola Co. (The)
	2.900%, 05/25/27		275	303,172
	Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	2,000	2,678,785

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Comcast Corp.
	3.375%, 08/15/25		49	$53,594
	4.250%, 01/15/33		3,150	3,792,843
	Comerica, Inc.
	4.000%, 02/01/29		3,500	4,066,251
	ConocoPhillips Co.
	4.950%, 03/15/26		173	201,630
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,094,508
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	16,144
	Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	3,325,819
Costco Wholesale Corp.
	1.375%, 06/20/27		5,000	5,065,824
	1.600%, 04/20/30		7,325	7,299,994
	1.750%, 04/20/32		4,800	4,814,949
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	86,209
Ω	3.500%, 08/15/27		800	887,530
CVS Health Corp.
	3.375%, 08/12/24		174	186,812
	3.250%, 08/15/29		1,000	1,099,954
	Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	4,470,200
	DCP Midstream Operating L.P.
	5.375%, 07/15/25		6,100	6,740,500
	Deere & Co.
	5.375%, 10/16/29		5	6,466
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	1,300	1,647,322
	Discover Bank
	4.650%, 09/13/28		2,600	3,080,915
Discovery Communications LLC
	3.900%, 11/15/24		63	68,431
	3.450%, 03/15/25		66	71,234
	1.900%, 03/19/27	EUR	5,700	7,276,326
#	3.625%, 05/15/30		3,000	3,307,667
Dollar General Corp.
	3.250%, 04/15/23		79	82,262
	4.150%, 11/01/25		13	14,610
#	4.125%, 05/01/28		2,000	2,318,565
	Dollar Tree, Inc.
	4.200%, 05/15/28		3,600	4,126,411
	Dominion Energy, Inc.
	3.900%, 10/01/25		117	129,749
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,903,421
	DPL, Inc.
	4.125%, 07/01/25		940	1,007,868
	DTE Energy Co.
	2.850%, 10/01/26		500	537,534
	Duke Energy Corp.
	3.050%, 08/15/22		131	133,768
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	$2,967,927
	4.750%, 04/15/27		3,075	3,546,773
	E*TRADE Financial Corp.
	4.500%, 06/20/28		3,297	3,841,756
Eastman Chemical Co.
	3.600%, 08/15/22		3	3,075
	3.800%, 03/15/25		51	55,757
	1.875%, 11/23/26	EUR	5,000	6,472,260
	Eaton Corp.
	4.000%, 11/02/32		500	594,088
	eBay, Inc.
	3.600%, 06/05/27		2,215	2,485,845
	Ecolab, Inc.
	2.700%, 11/01/26		52	55,963
	Edison International
	4.125%, 03/15/28		995	1,072,250
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30		1,000	1,042,015
	Emerson Electric Co.
	3.150%, 06/01/25		62	67,303
	Energy Transfer Operating L.P.
	3.750%, 05/15/30		5,000	5,454,805
	Energy Transfer Operating LP
	4.750%, 01/15/26		2,567	2,894,651
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,866,500
Enterprise Products Operating LLC
	3.900%, 02/15/24		24	25,797
	3.700%, 02/15/26		62	68,935
Equifax, Inc.
	3.250%, 06/01/26		900	969,969
	3.100%, 05/15/30		4,000	4,357,797
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	924,712
	Exelon Corp.
	3.950%, 06/15/25		27	29,796
	Exelon Generation Co. LLC
	3.250%, 06/01/25		2,200	2,380,838
Expedia Group, Inc.
	3.800%, 02/15/28		4,426	4,851,408
	3.250%, 02/15/30		2,500	2,623,998
Exxon Mobil Corp.
	2.440%, 08/16/29		7,900	8,334,010
	3.482%, 03/19/30		1,000	1,136,529
FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	2,569,843
	3.400%, 02/15/28		1,000	1,114,229
	3.100%, 08/05/29		910	996,324
	4.900%, 01/15/34		1,300	1,656,870
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	9,211,390

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	$3,177,907
2.450%, 03/15/31		2,350	2,370,263
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	4,017,350
3.360%, 05/21/31	GBP	3,143	4,981,878
FirstEnergy Corp.
7.375%, 11/15/31		750	1,048,035
Fiserv, Inc.
1.625%, 07/01/30	EUR	8,800	11,448,029
3.000%, 07/01/31	GBP	2,000	3,090,645
Flex, Ltd.
4.875%, 06/15/29		994	1,152,946
4.875%, 05/12/30		9,200	10,750,418
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	4,279,200
5.113%, 05/03/29		4,000	4,528,960
Fox Corp.
4.709%, 01/25/29		79	93,419
GATX Corp.
3.250%, 03/30/25		60	64,473
3.250%, 09/15/26		32	34,751
3.500%, 03/15/28		500	549,795
GE Capital Funding LLC
4.550%, 05/15/32		4,000	4,833,063
General Electric Co.
0.375%, 05/17/22	EUR	135	160,932
3.375%, 03/11/24		37	39,599
0.875%, 05/17/25	EUR	500	613,048
6.750%, 03/15/32		221	307,852
General Mills, Inc.
3.150%, 12/15/21		9	9,031
3.200%, 02/10/27		1,007	1,102,930
1.500%, 04/27/27	EUR	2,000	2,570,660
General Motors Co.
6.125%, 10/01/25		2,000	2,367,388
4.200%, 10/01/27		1,400	1,576,840
6.800%, 10/01/27		1,035	1,317,247
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	206,354
4.350%, 01/17/27		1,058	1,198,390
Georgia Power Co.
3.250%, 03/30/27		154	168,251
Global Payments, Inc.
4.800%, 04/01/26		69	79,501
GLP Capital L.P. / GLP Financing II, Inc.
5.300%, 01/15/29		5,000	5,891,905
Goldman Sachs Group, Inc. (The)
4.000%, 03/03/24		250	270,898
1.625%, 07/27/26	EUR	1,175	1,498,298
2.000%, 03/22/28	EUR	2,000	2,637,469
3.800%, 03/15/30		950	1,078,492
6.125%, 02/15/33		2,484	3,410,116
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	$2,906,764
Graphic Packaging International LLC
	4.125%, 08/15/24		922	984,235
Ω	4.750%, 07/15/27		1,151	1,243,080
Ω	3.500%, 03/15/28		3,000	3,037,500
Halliburton Co.
	3.500%, 08/01/23		4	4,211
	3.800%, 11/15/25		124	137,439
#	2.920%, 03/01/30		500	524,917
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		7,800	8,409,180
Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	45,422
Hasbro, Inc.
	3.500%, 09/15/27		3,912	4,305,942
HCA, Inc.
	5.375%, 02/01/25		6,805	7,712,787
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	2,858,794
Hess Corp.
	4.300%, 04/01/27		7,000	7,822,871
Honeywell International, Inc.
	2.500%, 11/01/26		102	109,214
	2.250%, 02/22/28	EUR	3,905	5,299,115
Howmet Aerospace, Inc.
	5.125%, 10/01/24		2,000	2,201,880
	6.875%, 05/01/25		1,000	1,163,710
	5.900%, 02/01/27		2,700	3,196,786
	6.750%, 01/15/28		700	860,300
HP, Inc.
	3.400%, 06/17/30		3,000	3,222,175
Humana, Inc.
	3.850%, 10/01/24		91	98,880
Huntington Bancshares, Inc.
	2.300%, 01/14/22		18	18,138
Huntsman International LLC
	4.500%, 05/01/29		5,550	6,396,727
Hyatt Hotels Corp.
	3.375%, 07/15/23		1,756	1,827,323
	4.375%, 09/15/28		5,300	5,917,535
Intercontinental Exchange, Inc.
	2.100%, 06/15/30		1,380	1,393,179
International Business Machines Corp.
	3.300%, 01/27/27		306	338,214
	1.750%, 03/07/28	EUR	1,000	1,319,778
	3.500%, 05/15/29		800	899,542
International Paper Co.
	3.800%, 01/15/26		5	5,591
Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		274	297,843

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.650%, 10/01/28		500	$593,289
Jabil, Inc.
	3.600%, 01/15/30		3,283	3,560,222
	3.000%, 01/15/31		3,475	3,593,659
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	66,761
	JM Smucker Co. (The)
	3.500%, 03/15/25		58	63,275
Johnson & Johnson
	2.450%, 03/01/26		38	40,779
	2.950%, 03/03/27		500	549,554
	0.950%, 09/01/27		1,000	991,440
	2.900%, 01/15/28		5,016	5,526,575
	1.300%, 09/01/30		4,400	4,340,274
	JPMorgan Chase & Co.
	3.900%, 07/15/25		129	143,031
	Juniper Networks, Inc.
	3.750%, 08/15/29		4,000	4,486,934
Kellogg Co.
	3.250%, 04/01/26		661	725,284
	7.450%, 04/01/31		61	89,294
	Kemper Corp.
#	2.400%, 09/30/30		4,400	4,473,041
	Kilroy Realty L.P.
	2.500%, 11/15/32		10,500	10,565,043
	Kimco Realty Corp.
	1.900%, 03/01/28		400	403,721
	Kraft Heinz Foods Co.
	2.250%, 05/25/28	EUR	200	260,818
Kroger Co. (The)
	3.700%, 08/01/27		3,394	3,808,463
	7.500%, 04/01/31		90	129,697
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	48,034
	Lam Research Corp.
	4.000%, 03/15/29		3,200	3,745,048
	Lazard Group LLC
	4.500%, 09/19/28		1,800	2,095,926
Lear Corp.
	3.800%, 09/15/27		5,100	5,696,212
	4.250%, 05/15/29		1,000	1,151,503
Legg Mason, Inc.
	3.950%, 07/15/24		55	60,138
	4.750%, 03/15/26		23	26,788
	Leggett & Platt, Inc.
	4.400%, 03/15/29		9,326	10,845,482
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	6,920,486
Ω	4.569%, 02/01/29		78	92,022
Lincoln National Corp.
	3.050%, 01/15/30		4,900	5,327,349
#	3.400%, 01/15/31		127	141,006
	Lockheed Martin Corp.
	3.550%, 01/15/26		56	62,214
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Loews Corp.
	2.625%, 05/15/23		44	$45,506
Lowe's Cos., Inc.
	3.120%, 04/15/22		3	3,038
	3.375%, 09/15/25		61	66,815
LYB International Finance II BV
	3.500%, 03/02/27		2,035	2,248,726
	1.625%, 09/17/31	EUR	6,500	8,507,900
	Marathon Oil Corp.
	3.850%, 06/01/25		1,840	2,007,912
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	103,290
	Markel Corp.
	3.350%, 09/17/29		4,300	4,785,310
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,616,359
	4.000%, 04/15/28		5,901	6,527,819
	Mars, Inc.
Ω	3.600%, 04/01/34		595	689,473
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	104,388
	1.349%, 09/21/26	EUR	6,000	7,584,972
	4.375%, 03/15/29		800	948,382
	2.250%, 11/15/30		1,650	1,701,842
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	76,885
McDonald's Corp.
	1.500%, 11/28/29	EUR	1,000	1,305,883
	5.875%, 04/23/32	GBP	750	1,480,605
	McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	6,797,505
	Medtronic, Inc.
	3.500%, 03/15/25		7	7,689
Merck & Co., Inc.
	2.750%, 02/10/25		136	145,500
	3.400%, 03/07/29		7,200	8,150,321
	1.450%, 06/24/30		4,500	4,463,716
	Meritage Homes Corp.
	6.000%, 06/01/25		5,008	5,673,613
MetLife, Inc.
	3.600%, 04/10/24		189	204,423
	6.500%, 12/15/32		281	405,202
MGM Resorts International
	5.750%, 06/15/25		2,928	3,186,045
	4.625%, 09/01/26		2,693	2,807,452
	Micron Technology, Inc.
	5.327%, 02/06/29		550	668,028
Molson Coors Beverage Co.
	3.500%, 05/01/22		33	33,778
	1.250%, 07/15/24	EUR	1,200	1,472,496
	3.000%, 07/15/26		687	742,217
	Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	3,215,033
Morgan Stanley
	1.375%, 10/27/26	EUR	2,550	3,245,666
	1.875%, 04/27/27	EUR	1,856	2,422,482

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Mosaic Co. (The)
	4.050%, 11/15/27		5,000	$5,670,153
Motorola Solutions, Inc.
	4.600%, 02/23/28		500	586,023
	4.600%, 05/23/29		4,260	5,030,556
MPLX L.P.
	4.125%, 03/01/27		2,876	3,241,800
	4.000%, 03/15/28		1,500	1,684,021
Mylan, Inc.
	4.200%, 11/29/23		52	55,759
Nasdaq, Inc.
	4.250%, 06/01/24		33	36,006
	1.750%, 03/28/29	EUR	5,924	7,746,520
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		32	49,099
Nestle Holdings, Inc.
Ω	1.000%, 09/15/27		8,249	8,126,729
NetApp, Inc.
	3.250%, 12/15/22		13	13,353
Netflix, Inc.
	5.875%, 02/15/25		885	1,019,007
	4.375%, 11/15/26		900	1,020,996
	4.875%, 04/15/28		3,040	3,552,514
	5.875%, 11/15/28		2,500	3,106,250
Ω	5.375%, 11/15/29		1,000	1,233,750
Newell Brands, Inc.
	4.875%, 06/01/25		6,500	7,198,750
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		1,184	1,325,862
NextEra Energy Operating Partners L.P.
Ω	3.875%, 10/15/26		2,980	3,136,450
#Ω	4.500%, 09/15/27		4,700	5,064,250
NIKE, Inc.
	2.850%, 03/27/30		16,000	17,571,883
	3.250%, 03/27/40		3,000	3,366,530
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,578,617
Norfolk Southern Corp.
	2.900%, 06/15/26		526	570,116
NOV, Inc.
	3.600%, 12/01/29		5,000	5,311,869
Nucor Corp.
	2.700%, 06/01/30		400	423,694
NuStar Logistics L.P.
	5.625%, 04/28/27		432	466,435
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	35,419
Ohio Power Co.
	5.375%, 10/01/21		27	27,223
Omnicom Group, Inc.
	4.200%, 06/01/30		900	1,045,426
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,970,130
	7.125%, 03/15/26		5,000	5,887,500
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
ONEOK, Inc.
	4.000%, 07/13/27		77	$86,162
	4.550%, 07/15/28		1,766	2,035,649
	4.350%, 03/15/29		3,073	3,505,775
	6.350%, 01/15/31		2,000	2,601,677
Oracle Corp.
	2.500%, 10/15/22		22	22,565
	3.250%, 11/15/27		5,956	6,508,947
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,489,434
	Owens Corning
	3.875%, 06/01/30		583	657,711
	Packaging Corp. of America
	4.500%, 11/01/23		45	48,536
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	76,287
	3.250%, 06/14/29		2,750	3,035,491
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		3,000	3,290,489
PepsiCo, Inc.
	2.750%, 03/05/22		33	33,500
	0.875%, 07/18/28	EUR	1,500	1,889,055
	PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	1,202,332
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,742,844
Pfizer, Inc.
	3.450%, 03/15/29		4,000	4,545,229
#	1.700%, 05/28/30		6,200	6,266,665
Philip Morris International, Inc.
	3.250%, 11/10/24		68	73,708
	2.875%, 05/14/29	EUR	2,650	3,752,940
	3.375%, 08/15/29		2,000	2,240,770
	2.100%, 05/01/30		6,400	6,500,167
	0.800%, 08/01/31	EUR	3,200	3,847,024
Phillips 66 Partners L.P.
	3.550%, 10/01/26		752	821,425
	3.750%, 03/01/28		700	773,997
	3.150%, 12/15/29		2,000	2,124,922
Plains All American Pipeline L.P. / PAA Finance Corp.
	4.650%, 10/15/25		800	897,128
	3.800%, 09/15/30		5,000	5,423,634
PNC Financial Services Group, Inc. (The)
	3.300%, 03/08/22		9	9,141
	3.150%, 05/19/27		1,000	1,101,930
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	2,301,192
	2.800%, 08/15/29		947	1,015,955
	2.550%, 06/15/30		6,000	6,294,388
Principal Financial Group, Inc.
	3.125%, 05/15/23		52	54,432
	3.100%, 11/15/26		53	57,781

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Procter & Gamble Co. (The)
	2.450%, 11/03/26		13	$13,992
	3.000%, 03/25/30		2,300	2,565,794
#	1.200%, 10/29/30		10,000	9,683,417
Proctor + Gamble Co. Ltd.
	6.250%, 01/31/30	GBP	563	1,108,915
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,638,289
	7.000%, 10/30/31		630	884,468
PSEG Power LLC
	4.300%, 11/15/23		68	72,981
Public Service Enterprise Group, Inc.
Ω	8.625%, 04/15/31		575	872,514
Puget Energy, Inc.
	6.000%, 09/01/21		92	92,387
PulteGroup, Inc.
	5.500%, 03/01/26		759	888,857
#	5.000%, 01/15/27		2,763	3,239,617
QUALCOMM, Inc.
	1.650%, 05/20/32		1,848	1,802,798
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,349
	4.200%, 06/30/29		925	1,079,742
Radian Group, Inc.
	4.500%, 10/01/24		6,000	6,413,280
Raytheon Technologies Corp.
	2.250%, 07/01/30		800	825,278
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		45	48,830
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	71,623
Seagate HDD Cayman
Ω	4.125%, 01/15/31		2,000	2,092,500
Sealed Air Corp.
Ω	5.125%, 12/01/24		1,817	1,971,445
Ω	5.500%, 09/15/25		2,600	2,886,000
Ω	4.000%, 12/01/27		2,000	2,135,000
Sempra Energy
	4.050%, 12/01/23		49	52,541
	3.550%, 06/15/24		76	81,666
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	6,540,109
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		2,000	2,140,000
Sherwin-Williams Co. (The)
	2.950%, 08/15/29		4,670	5,086,659
Simon Property Group L.P.
	3.375%, 12/01/27		405	448,531
	2.650%, 07/15/30		7,264	7,665,753
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,554,336
Southwest Airlines Co.
	4.750%, 05/04/23		5,500	5,892,543
#	3.000%, 11/15/26		1,107	1,192,111
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Southwest Gas Corp.
	2.200%, 06/15/30		900	$915,931
	Steel Dynamics, Inc.
	3.250%, 01/15/31		1,100	1,201,695
	Steelcase Inc.
	5.125%, 01/18/29		4,342	5,069,998
	Stellantis NV
	5.250%, 04/15/23		6,380	6,849,568
Stryker Corp.
	3.375%, 05/15/24		6	6,440
	2.125%, 11/30/27	EUR	4,709	6,282,841
	Sysco Corp.
	3.300%, 07/15/26		2,523	2,764,414
	Tapestry, Inc.
	4.250%, 04/01/25		1,000	1,088,934
	Target Corp.
	2.500%, 04/15/26		31	33,359
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		5,000	5,631,250
	TD Ameritrade Holding Corp.
	2.750%, 10/01/29		2,000	2,172,246
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	2,061,098
	Textron, Inc.
	2.450%, 03/15/31		1,000	1,023,146
Thermo Fisher Scientific, Inc.
	1.450%, 03/16/27	EUR	1,000	1,281,002
	1.375%, 09/12/28	EUR	1,315	1,686,942
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	2,047,356
	4.350%, 02/15/28		3,800	4,208,500
#	3.800%, 11/01/29		2,000	2,160,000
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		4,050	4,487,805
	Trimble, Inc.
	4.900%, 06/15/28		500	594,453
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,190	1,264,375
	Twitter, Inc.
Ω	3.875%, 12/15/27		7,000	7,487,200
	Under Armour, Inc.
#	3.250%, 06/15/26		7,250	7,512,812
UnitedHealth Group, Inc.
	2.750%, 02/15/23		101	104,191
	3.850%, 06/15/28		500	578,317
Unum Group
	3.875%, 11/05/25		23	25,310
	4.000%, 06/15/29		5,100	5,788,952
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,173	2,410,613
	3.125%, 11/22/28	EUR	3,400	4,740,914
	Valero Energy Corp.
	3.400%, 09/15/26		1,046	1,136,130
	VeriSign, Inc.
	5.250%, 04/01/25		4,807	5,468,443

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Verizon Communications, Inc.
3.376%, 02/15/25		26	$28,280
2.625%, 08/15/26		24	25,587
1.375%, 10/27/26	EUR	1,500	1,909,781
4.329%, 09/21/28		200	234,576
1.375%, 11/02/28	EUR	2,000	2,568,942
4.016%, 12/03/29		183	211,830
2.625%, 12/01/31	EUR	2,500	3,582,782
VF Corp.
2.950%, 04/23/30		701	751,662
ViacomCBS, Inc.
3.875%, 04/01/24		57	61,287
2.900%, 01/15/27		3,269	3,514,929
7.875%, 07/30/30		2,013	2,894,296
4.950%, 01/15/31		1,200	1,468,952
4.200%, 05/19/32		2,000	2,339,845
5.500%, 05/15/33		400	517,396
Visa, Inc.
2.050%, 04/15/30		5,500	5,723,343
1.100%, 02/15/31		23,000	22,055,789
4.150%, 12/14/35		4,700	5,876,488
VMware, Inc.
4.650%, 05/15/27		1,000	1,160,814
3.900%, 08/21/27		5,021	5,649,689
4.700%, 05/15/30		2,000	2,405,106
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,165,214
2.125%, 11/20/26	EUR	2,700	3,501,734
# 3.200%, 04/15/30		730	793,780
Walmart, Inc.
3.700%, 06/26/28		5,000	5,742,767
3.250%, 07/08/29		9,650	10,910,060
4.875%, 09/21/29	EUR	1,166	1,918,347
2.375%, 09/24/29		8,628	9,260,873
5.750%, 12/19/30	GBP	3,919	7,694,994
5.625%, 03/27/34	GBP	6,175	12,875,930
5.250%, 09/01/35		4,000	5,544,525
5.250%, 09/28/35	GBP	10,972	22,754,157
Walt Disney Co. (The)
2.200%, 01/13/28		700	732,756
# 3.800%, 03/22/30		500	577,996
2.650%, 01/13/31		1,000	1,065,446
WEC Energy Group, Inc.
3.550%, 06/15/25		44	48,207
Wells Fargo & Co.
3.500%, 03/08/22		18	18,349
3.000%, 02/19/25		190	203,662
3.000%, 04/22/26		32	34,712
2.000%, 04/27/26	EUR	800	1,035,169
1.375%, 10/26/26	EUR	500	632,254
1.000%, 02/02/27	EUR	800	990,137
4.150%, 01/24/29		1,000	1,155,871
2.500%, 05/02/29	GBP	750	1,113,485
Welltower, Inc.
3.100%, 01/15/30		1,000	1,078,500
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Western Digital Corp.
#	4.750%, 02/15/26		7,980	$8,857,800
Western Power Distribution South West P.L.C.
	5.875%, 03/25/27	GBP	900	1,562,563
	2.375%, 05/16/29	GBP	1,300	1,928,446
Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	6,000	7,619,636
	3.375%, 06/15/30		1,100	1,202,304
WestRock MWV LLC
	8.200%, 01/15/30		180	256,992
Whirlpool Corp.
	3.700%, 05/01/25		145	159,502
	4.750%, 02/26/29		1,000	1,192,758
Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,516,141
	1.100%, 11/09/27	EUR	500	629,181
Williams Cos., Inc. (The)
	7.875%, 09/01/21		498	500,894
	3.700%, 01/15/23		100	103,937
	4.000%, 09/15/25		136	151,224
	3.750%, 06/15/27		16	17,902
Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	39,917
WRKCo, Inc.
	4.200%, 06/01/32		2,600	3,057,592
	3.000%, 06/15/33		3,100	3,320,539
Xerox Corp.
	4.070%, 03/17/22		13	13,195
#	3.800%, 05/15/24		2,050	2,142,250
Xerox Holdings Corp.
Ω	5.000%, 08/15/25		5,000	5,329,000
Ω	5.500%, 08/15/28		1,000	1,054,940
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	3,266,452
Zoetis, Inc.
	3.000%, 09/12/27		62	67,758
TOTAL UNITED STATES				1,529,590,886
TOTAL BONDS				2,937,595,519
TOTAL INVESTMENT SECURITIES (Cost $3,093,931,059)				3,246,852,334

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	2,805,177	32,455,897
TOTAL INVESTMENTS — (100.0%)
(Cost $3,126,385,796)^^			$3,279,308,231

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of July 31, 2021, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	161,945	NZD	231,960	Citibank, N.A.	08/04/21	$339
USD	207,385	NZD	295,558	Goldman Sachs International	08/04/21	1,470
USD	15,488,838	NZD	22,219,879	State Street Bank and Trust	08/04/21	8,280
USD	83,996,354	AUD	110,775,800	Citibank, N.A.	08/06/21	2,702,565
USD	1,630,395	AUD	2,179,920	Goldman Sachs International	08/06/21	30,642
USD	1,859,147	SGD	2,503,009	Citibank, N.A.	08/10/21	11,867
USD	26,284,424	SGD	96,283,325	Societe Generale	08/10/21	441,461
USD	123,510	NOK	1,060,801	State Street Bank and Trust	08/10/21	3,436
USD	14,094,159	EUR	11,878,208	State Street Bank and Trust	08/12/21	1,196
EUR	3,968,076	USD	4,688,750	State Street Bank and Trust	08/12/21	19,194
USD	110,156,309	CAD	136,162,848	State Street Bank and Trust	08/17/21	1,018,123
USD	81,084,727	AUD	109,924,749	State Street Bank and Trust	09/09/21	402,456
USD	16,047,758	NZD	22,935,559	Citibank, N.A.	09/16/21	71,410
Total Appreciation						$4,712,439
NZD	22,747,397	USD	15,918,608	Citibank, N.A.	08/04/21	$(70,529)
USD	174,093	NOK	1,544,738	Citibank, N.A.	08/10/21	(759)
NOK	800,524	USD	90,660	Goldman Sachs International	08/10/21	(47)
USD	10,286,299	EUR	8,717,927	Citibank, N.A.	08/12/21	(57,131)
USD	127,806,736	GBP	92,461,681	Royal Bank Of Canada	08/12/21	(717,548)
USD	4,590,316	EUR	3,886,764	State Street Bank and Trust	08/12/21	(21,155)
USD	2,106,212	CAD	2,647,291	Citibank, N.A.	08/17/21	(15,663)
USD	81,021,981	EUR	68,352,912	State Street Bank and Trust	08/17/21	(83,523)
USD	76,684,651	EUR	64,811,529	State Street Bank and Trust	08/24/21	(229,150)
USD	114,181,874	CAD	142,840,000	Citibank, N.A.	08/25/21	(307,313)
USD	119,226,091	GBP	86,119,462	State Street Bank and Trust	08/27/21	(486,640)
USD	73,515,562	EUR	62,163,326	State Street Bank and Trust	09/02/21	(268,362)
USD	104,787,768	JPY	11,542,559,196	Citibank, N.A.	09/07/21	(454,290)
USD	72,686,444	EUR	61,574,803	State Street Bank and Trust	09/07/21	(406,307)
USD	110,097,513	CAD	138,368,396	Citibank, N.A.	09/09/21	(807,279)
USD	83,519,398	EUR	70,896,575	Citibank, N.A.	09/10/21	(643,964)
USD	120,274,380	GBP	87,321,315	State Street Bank and Trust	09/13/21	(1,114,438)
Total (Depreciation)						$(5,684,098)
Total Appreciation (Depreciation)						$(971,659)
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$309,256,815	—	$309,256,815
Bonds
Australia	—	208,347,947	—	208,347,947
Belgium	—	10,720,912	—	10,720,912
Canada	—	406,981,332	—	406,981,332
Denmark	—	5,770,340	—	5,770,340
Finland	—	17,992,724	—	17,992,724
France	—	104,125,748	—	104,125,748
Germany	—	62,980,752	—	62,980,752
Italy	—	36,383,181	—	36,383,181
Japan	—	56,524,309	—	56,524,309

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$108,780,000	—	$108,780,000
New Zealand	—	15,728,163	—	15,728,163
Norway	—	65,593,412	—	65,593,412
Singapore	—	19,459,611	—	19,459,611
Spain	—	17,005,046	—	17,005,046
Supranational Organization Obligations	—	99,476,986	—	99,476,986
Sweden	—	131,054	—	131,054
Switzerland	—	12,543,453	—	12,543,453
United Kingdom	—	159,459,663	—	159,459,663
United States	—	1,529,590,886	—	1,529,590,886
Securities Lending Collateral	—	32,455,897	—	32,455,897
Forward Currency Contracts**	—	(971,659)	—	(971,659)
TOTAL	—	$3,278,336,572	—	$3,278,336,572
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	170	$2,298

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.9%)
	Aliansce Sonae Shopping Centers SA	18,500	100,381
*	Alliar Medicos A Frente SA	25,751	50,135
	Alper Consultoria e Corretora de Seguros SA	1,100	11,147
	Alupar Investimento SA	29,800	140,467
	Ambev SA, ADR	322,455	1,022,182
*	Americanas SA	53,347	502,920
*	Anima Holding SA	17,500	38,641
	Atacadao SA	143,120	521,835
	B3 SA - Brasil Bolsa Balcao	421,204	1,233,305
	Banco Bradesco SA, ADR	218,731	1,021,474
	Banco Bradesco SA	184,840	732,865
	Banco BTG Pactual SA	75,332	423,216
	Banco do Brasil SA	93,200	566,009
	Banco Santander Brasil SA	45,800	356,498
	BB Seguridade Participacoes SA	94,554	387,965
*	BK Brasil Operacao e Assessoria a Restaurantes SA	27,041	54,619
*	BR Malls Participacoes SA	62,800	120,940
	BR Properties SA	27,600	45,786
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,064	78,013
*	Braskem SA, Sponsored ADR	4,311	95,618
*	C&A Modas Ltda	17,429	39,655
	Camil Alimentos SA	28,442	48,602
	CCR SA	357,480	892,284
	Centrais Eletricas Brasileiras SA	14,400	111,285
	Cia Brasileira de Distribuicao	37,223	221,769
	Cia de Locacao das Americas	92,320	481,962
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	238,295
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	59,100
	Cia de Saneamento de Minas Gerais-COPASA	29,300	77,972
	Cia de Saneamento do Parana	29,100	108,729
	Cia de Saneamento do Parana	21,300	15,827
#	Cia Energetica de Minas Gerais, Sponsored ADR	7,080	15,859
	Cia Energetica de Minas Gerais	54,131	152,782
	Cia Hering	17,600	125,708
	Cia Paranaense de Energia	24,645	27,161
	Cia Paranaense de Energia	9,600	56,403
	Cia Siderurgica Nacional SA	45,000	403,926
	Cielo SA	447,018	290,101
*	Cogna Educacao	200,465	140,103
	Construtora Tenda SA	13,760	59,259
	Cosan SA	47,836	234,668
	CPFL Energia SA	61,141	297,238
	CSU Cardsystem SA	8,200	34,480
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	112,513	450,419
	Dimed SA Distribuidora da Medicamentos	7,800	28,754
	Direcional Engenharia SA	37,400	91,269
	Duratex SA	114,267	483,330
*	EcoRodovias Infraestrutura e Logistica SA	52,609	110,203

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	EDP - Energias do Brasil SA	25,900	$85,185
*	Embraer SA	170,994	610,335
*	Embraer SA, Sponsored ADR	28,040	400,972
	Energisa SA	54,320	445,866
	Equatorial Energia SA	194,700	904,669
*	Eternit SA	6,800	31,283
	Even Construtora e Incorporadora SA	31,680	54,805
	Ez Tec Empreendimentos e Participacoes SA	8,365	44,168
	Fleury SA	63,700	285,707
	Fras-Le SA	2,000	6,079
*	Gafisa SA	139,442	100,668
	Grendene SA	39,821	84,333
	Guararapes Confeccoes SA	21,065	71,265
	Hapvida Participacoes e Investimentos SA	97,711	266,966
	Helbor Empreendimentos SA	23,500	35,014
	Hypera SA	84,800	580,448
	Iguatemi Empresa de Shopping Centers SA	6,374	49,969
	Industrias Romi SA	8,266	36,725
	Instituto Hermes Pardini SA	16,500	62,220
*	International Meal Co. Alimentacao SA, Class A	60,698	45,218
*	Iochpe-Maxion SA	17,400	48,376
	IRB Brasil Resseguros SA	189,433	206,591
	Itau Unibanco Holding SA	32,935	173,710
	JHSF Participacoes SA	30,096	43,108
	JSL SA	1,648	3,636
	Kepler Weber SA	5,300	55,562
*	Klabin SA	296,109	1,390,645
	Light SA	66,777	185,910
	Localiza Rent a Car SA	133,945	1,598,364
	LOG Commercial Properties e Participacoes SA	6,900	38,036
	Lojas Americanas SA	30,749	38,966
	Lojas Renner SA	327,299	2,595,392
*	LPS Brasil Consultoria de Imoveis SA	17,000	13,807
	M Dias Branco SA	18,932	113,267
	Magazine Luiza SA	194,922	770,968
	Mahle-Metal Leve SA	5,200	31,879
	Marcopolo SA	38,000	20,429
	Mills Estruturas e Servicos de Engenharia SA	53,000	81,308
	Movida Participacoes SA	18,811	80,940
	MRV Engenharia e Participacoes SA	100,447	276,563
	Multiplan Empreendimentos Imobiliarios SA	27,600	123,738
*	Natura & Co. Holding SA	69,632	718,614
#*	Natura & Co. Holding SA, ADR	15,400	316,316
	Neoenergia SA	32,900	109,788
	Notre Dame Intermedica Participacoes SA	48,772	749,150
	Odontoprev SA	88,452	220,780
*	Omega Geracao SA	24,481	169,779
	Ouro Fino Saude Animal Participacoes SA	1,600	9,824
	Porto Seguro SA	40,409	400,812
	Portobello SA	10,300	28,003
	Positivo Tecnologia SA	48,052	116,711
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	7,235
	Qualicorp Consultoria e Corretora de Seguros SA	90,831	449,076
	Raia Drogasil SA	227,000	1,100,078
*	Rumo SA	142,720	566,139
	Sao Carlos Empreendimentos e Participacoes SA	1,400	11,223
	Sendas Distribuidora SA	40,930	681,191
	Ser Educacional SA	13,300	40,833
	SIMPAR SA	4,700	62,853

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sul America SA	105,566	$606,651
*	Suzano SA	89,394	928,053
*	Tecnisa SA	7,520	10,179
	Tegma Gestao Logistica SA	9,500	39,363
	Telefonica Brasil SA	29,500	233,417
	Telefonica Brasil SA, ADR	21,716	173,294
	TIM SA, ADR	2,608	28,427
	TIM SA	260,262	565,673
	TOTVS SA	62,400	423,648
	Transmissora Alianca de Energia Eletrica SA	73,200	534,076
	Trisul SA	22,300	37,336
	Ultrapar Participacoes SA	145,108	492,586
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	211,137
	Unipar Carbocloro SA	7,600	141,545
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	23,109
*	Vulcabras Azaleia SA	27,100	46,934
	WEG SA	103,200	707,584
	Wiz Solucoes e Corretagem de Seguros SA	26,400	78,618
	YDUQS Participacoes SA	18,900	102,552
TOTAL BRAZIL			36,036,836
CHILE — (0.4%)
	Aguas Andinas SA, Class A	533,628	108,500
#	Banco de Chile, ADR	11,288	205,890
	Banco de Credito e Inversiones SA	3,697	152,482
	Banco Santander Chile, ADR	13,546	264,689
	Besalco SA	118,298	42,089
*	Camanchaca SA	228,863	12,454
	CAP SA	12,222	211,783
	Cencosud SA	126,455	229,353
	Cencosud Shopping SA	39,037	60,128
	Cia Cervecerias Unidas SA	11,045	119,330
	Embotelladora Andina SA, ADR, Class B	4,723	67,161
	Empresa Nacional de Telecomunicaciones SA	27,407	131,855
	Empresas CMPC SA	106,285	229,689
*	Empresas Hites SA	47,371	8,330
	Empresas Lipigas SA	1,142	5,064
	Empresas Tricot SA	2,361	1,451
	Enel Americas SA	1,992,944	276,980
	Enel Americas SA	50,162	6,971
#	Enel Chile SA, ADR	9,400	24,440
	Enel Chile SA	1,213,583	62,991
	Falabella SA	27,165	105,598
	Forus SA	13,163	21,681
	Grupo Security SA	259,362	40,653
	Hortifrut SA	43,292	48,490
	Instituto de Diagnostico SA	1,346	2,705
	Inversiones Aguas Metropolitanas SA	132,025	70,807
	Inversiones La Construccion SA	7,731	31,579
*	Itau CorpBanca Chile SA	23,712,285	60,243
*	Itau CorpBanca Chile SA, ADR	2,300	8,717
*	Multiexport Foods SA	65,867	24,301
*	Parque Arauco SA	84,880	107,487
	PAZ Corp. SA	11,604	6,123
	Plaza SA	34,049	48,681
*	Ripley Corp. SA	224,629	48,109
	Salfacorp SA	132,841	65,818
	Sigdo Koppers SA	72,463	62,448

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	SMU SA	442,189	$45,333
	Sociedad Matriz SAAM SA	1,041,769	64,520
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,002	332,595
	Socovesa SA	15,493	3,046
	SONDA SA	176,889	93,236
	Vina Concha y Toro SA	163,246	283,734
TOTAL CHILE			3,797,534
CHINA — (33.4%)
*	21Vianet Group, Inc., ADR	30,934	536,086
#*	360 DigiTech, Inc., ADR	22,033	468,201
*	360 Security Technology, Inc., Class A	22,800	42,239
*	361 Degrees International, Ltd.	219,000	93,284
*	36Kr Holdings, Inc.	5,136	9,450
*	3SBio, Inc.	317,000	264,130
*	51job, Inc., ADR	8,734	629,023
	5I5J Holding Group Co., Ltd., Class A	38,240	21,302
#*	9F INC	10,020	18,036
	AAG Energy Holdings, Ltd.	147,000	20,812
	Accelink Technologies Co., Ltd., Class A	5,100	21,689
	Addsino Co., Ltd., Class A	17,700	54,016
	AECC Aero-Engine Control Co., Ltd., Class A	12,800	40,925
	AECC Aviation Power Co., Ltd., Class A	6,300	53,531
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	7,900	10,330
	Agile Group Holdings, Ltd.	376,000	411,364
	Agricultural Bank of China, Ltd., Class H	4,790,000	1,597,337
	Aier Eye Hospital Group Co., Ltd., Class A	27,331	249,562
*	AirNet Technology, Inc., ADR	4,104	9,070
	Aisino Corp., Class A	19,300	35,988
	Ajisen China Holdings, Ltd.	95,000	17,470
	Ak Medical Holdings, Ltd.	130,000	160,906
	AKM Industrial Co., Ltd.	100,000	11,980
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	15,576,943
*	Alibaba Group Holding, Ltd.	313,100	7,646,763
*	Alibaba Health Information Technology, Ltd.	168,000	261,846
#*	Alibaba Pictures Group, Ltd.	1,600,000	193,731
	A-Living Smart City Services Co., Ltd.	158,750	605,499
	All Winner Technology Co., Ltd., Class A	1,400	20,997
*	Alpha Group, Class A	18,000	14,987
	Amoy Diagnostics Co., Ltd., Class A	1,200	15,314
	Angel Yeast Co., Ltd., Class A	7,100	51,499
	Anhui Anke Biotechnology Group Co., Ltd., Class A	22,200	50,107
	Anhui Construction Engineering Group Co., Ltd., Class A	22,400	13,228
	Anhui Expressway Co., Ltd., Class H	88,000	52,592
	Anhui Gujing Distillery Co., Ltd., Class A	2,100	60,654
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	18,340	14,507
	Anhui Jinhe Industrial Co., Ltd., Class A	7,900	36,168
	Anhui Kouzi Distillery Co., Ltd., Class A	10,100	86,089
*	Anhui Tatfook Technology Co., Ltd., Class A	15,000	26,989
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	19,800	29,498
	Anhui Xinhua Media Co., Ltd., Class A	14,100	9,402
	Anhui Yingjia Distillery Co., Ltd., Class A	8,500	47,487
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	10,100	22,969
	Anji Microelectronics Technology Shanghai Co., Ltd., Class A	400	20,318
	ANTA Sports Products, Ltd.	129,000	2,808,504
#*	Anton Oilfield Services Group	1,062,000	60,757
	Aoshikang Technology Co., Ltd., Class A	1,200	19,497
	Apeloa Pharmaceutical Co., Ltd., Class A	19,000	81,365
	APT Satellite Holdings, Ltd.	62,000	18,444

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Ascletis Pharma, Inc.	63,000	$23,792
	AsiaInfo Technologies, Ltd.	42,400	63,406
	Asymchem Laboratories Tianjin Co., Ltd., Class A	1,000	61,694
	Ausnutria Dairy Corp., Ltd.	181,000	171,493
	Autobio Diagnostics Co., Ltd., Class A	3,900	37,340
	Avary Holding Shenzhen Co., Ltd., Class A	9,000	51,470
	AVIC Electromechanical Systems Co., Ltd., Class A	7,500	11,515
	AVIC Industry-Finance Holdings Co., Ltd., Class A	55,300	33,172
	AviChina Industry & Technology Co., Ltd., Class H	640,000	479,792
	AVICOPTER P.L.C., Class A	5,500	43,494
	Bafang Electric Suzhou Co., Ltd., Class A	500	17,368
	BAIC Motor Corp., Ltd., Class H	429,500	153,331
*	Baidu, Inc., Sponsored ADR	18,233	2,990,394
#	BAIOO Family Interactive, Ltd.	372,000	60,695
	Bank of Beijing Co., Ltd., Class A	51,100	33,966
	Bank of Changsha Co., Ltd., Class A	19,400	23,577
	Bank of Chengdu Co., Ltd., Class A	26,200	43,912
	Bank of China, Ltd., Class H	11,604,000	4,032,277
	Bank of Chongqing Co., Ltd., Class H	124,000	73,535
	Bank of Communications Co., Ltd., Class H	1,530,000	885,028
	Bank of Guiyang Co., Ltd., Class A	15,536	16,008
	Bank of Hangzhou Co., Ltd., Class A	36,000	67,562
	Bank of Jiangsu Co., Ltd., Class A	42,380	41,110
	Bank of Nanjing Co., Ltd., Class A	55,422	74,996
	Bank of Ningbo Co., Ltd., Class A	18,100	90,951
	Bank of Shanghai Co., Ltd., Class A	70,000	77,581
*	Bank of Tianjin Co., Ltd., Class H	23,000	10,138
*	Bank of Zhengzhou Co., Ltd., Class H	39,600	9,179
	Baoshan Iron & Steel Co., Ltd., Class A	76,800	94,159
	Baosheng Science and Technology Innovation Co., Ltd., Class A	15,900	9,879
*	Baoye Group Co., Ltd., Class H	66,000	33,208
#*	Baozun, Inc., Sponsored ADR	13,006	321,508
	Beibuwan Port Co., Ltd., Class A	12,900	15,362
*	BeiGene, Ltd., ADR	1,611	510,026
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	16,700	31,471
	Beijing Capital Development Co., Ltd., Class A	56,800	41,926
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	58,370	28,691
*	Beijing Capital International Airport Co., Ltd., Class H	446,000	256,327
*	Beijing Capital Land, Ltd., Class H	482,999	151,856
	Beijing Certificate Authority Co., Ltd., Class A	2,100	14,564
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	37,500	101,002
	Beijing Dabeinong Technology Group Co., Ltd., Class A	50,557	62,116
	Beijing E-Hualu Information Technology Co., Ltd., Class A	13,221	54,168
*	Beijing Energy International Holding Co., Ltd.	1,418,000	46,496
	Beijing Enterprises Holdings, Ltd.	125,500	390,371
	Beijing Enterprises Water Group, Ltd.	1,484,000	544,741
*	Beijing Forever Technology Co., Ltd., Class A	11,900	13,375
#*	Beijing Gas Blue Sky Holdings, Ltd.	1,800,000	20,151
*	Beijing Jetsen Technology Co., Ltd., Class A	71,900	46,745
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	4,200	20,706
	Beijing New Building Materials P.L.C., Class A	21,700	109,409
#	Beijing North Star Co., Ltd., Class H	198,000	33,384
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	46,300	19,738
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	19,400	32,213
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	11,450	90,488
	Beijing Originwater Technology Co., Ltd., Class A	35,200	37,725
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	29,200	26,167
	Beijing Shiji Information Technology Co., Ltd., Class A	13,440	42,100

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sinnet Technology Co., Ltd., Class A	31,200	$78,230
	Beijing SL Pharmaceutical Co., Ltd., Class A	19,200	27,590
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	35,700	26,635
	Beijing SuperMap Software Co., Ltd., Class A	7,000	29,518
	Beijing Thunisoft Corp., Ltd., Class A	20,300	55,185
	Beijing Tiantan Biological Products Corp., Ltd., Class A	10,300	59,037
	Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	59,000	83,491
	Beijing Tongrentang Co., Ltd., Class A	4,800	25,476
*	Beijing Ultrapower Software Co., Ltd., Class A	36,401	25,700
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	38,000	9,149
	Beijing Wanji Technology Co., Ltd., Class A	3,300	13,584
	Beijing Yanjing Brewery Co., Ltd., Class A	39,700	38,435
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	22,800	42,664
	Bestsun Energy Co., Ltd., Class A	28,200	19,721
	Bestway Global Holding, Inc.	42,500	22,791
	Betta Pharmaceuticals Co., Ltd., Class A	1,600	20,494
	Better Life Commercial Chain Share Co., Ltd., Class A	5,600	5,800
	BGI Genomics Co., Ltd., Class A	3,200	55,785
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,276	34,057
	Blue Sail Medical Co., Ltd., Class A	14,000	44,771
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	66,200	56,414
	BOE Technology Group Co., Ltd., Class A	331,400	295,370
*	Bohai Leasing Co., Ltd., Class A	149,500	58,607
	Bosideng International Holdings, Ltd.	796,000	498,389
*	Boyaa Interactive International, Ltd.	40,000	2,400
	Bright Dairy & Food Co., Ltd., Class A	17,700	35,660
	Brilliance China Automotive Holdings, Ltd.	716,000	504,443
	B-Soft Co., Ltd., Class A	12,870	15,569
	BYD Co., Ltd., Class H	62,000	1,916,323
	BYD Electronic International Co., Ltd.	189,500	962,690
	By-health Co., Ltd., Class A	11,400	48,511
	C C Land Holdings, Ltd.	321,000	77,254
*	C&D International Investment Group, Ltd.	86,000	149,419
*	C&D Property Management Group Co., Ltd.	86,000	50,993
#*	CA Cultural Technology Group, Ltd.	112,000	42,167
	Cabbeen Fashion, Ltd.	59,000	29,708
	Caitong Securities Co., Ltd., Class A	41,500	62,645
	Camel Group Co., Ltd., Class A	16,600	36,038
	Canny Elevator Co., Ltd., Class A	12,500	15,526
#*	CanSino Biologics, Inc., Class H	5,000	212,109
*	Capital Environment Holdings, Ltd.	698,000	16,005
	CECEP Solar Energy Co., Ltd., Class A	46,200	50,271
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	32,100	13,890
	CECEP Wind-Power Corp., Class A	48,100	31,244
*	Central China Management Co., Ltd.	227,000	56,376
#	Central China Real Estate, Ltd.	227,000	50,614
	CETC Digital Technology Co., Ltd., Class A	4,100	15,218
	CGN Nuclear Technology Development Co., Ltd., Class A	22,300	32,346
	CGN Power Co., Ltd., Class H	1,551,000	335,259
	Chacha Food Co., Ltd., Class A	8,300	48,516
	Changchun Faway Automobile Components Co., Ltd., Class A	11,474	15,822
	Changchun High & New Technology Industry Group, Inc., Class A	2,700	128,184
	Changjiang Securities Co., Ltd., Class A	67,900	72,644
*	Changsha Broad Homes Industrial Group Co., Ltd., Class H	6,000	10,794
	Changying Xinzhi Technology Co., Ltd., Class A	11,200	27,031
	Chanjet Information Technology Co., Ltd., Class H	17,400	37,674
	Chaowei Power Holdings, Ltd.	107,000	53,042
	Chaozhou Three-Circle Group Co., Ltd., Class A	10,900	78,644

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Cheetah Mobile, Inc., ADR	14,649	$29,737
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,200	17,045
	Chengdu Hongqi Chain Co., Ltd., Class A	25,300	17,813
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	9,200	16,668
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	8,100	23,373
	Chengdu Wintrue Holding Co., Ltd., Class A	20,900	32,303
	Chengdu Xingrong Environment Co., Ltd., Class A	25,100	19,307
	Chengtun Mining Group Co., Ltd., Class A	49,000	71,535
*	Chifeng Jilong Gold Mining Co., Ltd., Class A	36,100	88,280
	China Aerospace International Holdings, Ltd.	476,000	39,219
	China Aircraft Leasing Group Holdings, Ltd.	117,000	84,138
	China Aoyuan Group, Ltd.	280,000	179,067
	China Baoan Group Co., Ltd., Class A	9,100	30,039
	China Bester Group Telecom Co., Ltd., Class A	4,900	10,788
	China BlueChemical, Ltd., Class H	498,000	157,218
	China Building Material Test & Certification Group Co., Ltd., Class A	9,380	25,400
	China CAMC Engineering Co., Ltd., Class A	19,900	19,276
#	China CITIC Bank Corp., Ltd., Class H	1,153,000	515,996
	China Communications Services Corp., Ltd., Class H	666,000	285,713
	China Conch Venture Holdings, Ltd.	374,000	1,363,551
	China Construction Bank Corp., Class H	12,534,000	8,730,475
	China CSSC Holdings, Ltd., Class A	6,600	15,161
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	208,734
	China Development Bank Financial Leasing Co., Ltd., Class H	402,000	55,414
	China Dongxiang Group Co., Ltd.	754,000	102,111
	China East Education Holdings, Ltd.	50,000	58,472
	China Education Group Holdings, Ltd.	52,000	94,294
#*	China Electronics Huada Technology Co., Ltd.	214,000	24,807
	China Electronics Optics Valley Union Holding Co., Ltd.	776,000	46,834
#	China Energy Engineering Corp., Ltd., Class H	294,000	27,590
	China Everbright Bank Co., Ltd., Class H	652,000	222,264
#	China Everbright Greentech, Ltd.	99,000	34,031
	China Everbright, Ltd.	262,000	287,968
#	China Evergrande Group	799,000	540,586
	China Express Airlines Co., Ltd., Class A	7,100	11,297
	China Film Co., Ltd., Class A	20,400	36,332
	China Foods, Ltd.	204,000	66,040
*	China Fordoo Holdings, Ltd.	281,000	20,951
*	China Fortune Land Development Co., Ltd., Class A	58,320	39,188
	China Galaxy Securities Co., Ltd., Class H	453,500	236,950
	China Gas Holdings, Ltd.	908,800	2,798,002
*	China Grand Automotive Services Group Co., Ltd., Class A	48,065	20,310
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	226,000	179,777
	China Great Wall Securities Co., Ltd., Class A	15,000	21,487
	China Greatwall Technology Group Co., Ltd., Class A	23,000	56,885
#	China Harmony Auto Holding, Ltd.	205,500	95,926
*	China High Speed Railway Technology Co., Ltd., Class A	45,900	14,517
*	China High Speed Transmission Equipment Group Co., Ltd.	81,000	50,335
	China Huarong Asset Management Co., Ltd., Class H	2,499,000	246,004
#*	China Index Holdings, Ltd., ADR	1,309	2,212
	China International Capital Corp., Ltd., Class H	180,000	414,634
	China International Marine Containers Group Co., Ltd., Class H	122,760	246,571
#	China Isotope & Radiation Corp.	6,200	22,214
	China Jinmao Holdings Group, Ltd.	1,354,000	378,128
	China Jushi Co., Ltd., Class A	51,206	118,934
#	China Kepei Education Group, Ltd.	74,000	42,447
	China Lesso Group Holdings, Ltd.	278,000	580,493
	China Life Insurance Co., Ltd., Class H	759,000	1,265,059
	China Lilang, Ltd.	110,000	68,744

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Literature, Ltd.	61,800	$573,506
*	China Logistics Property Holdings Co., Ltd.	77,000	32,744
*	China Machinery Engineering Corp., Class H	264,000	125,696
*	China Medical & HealthCare Group, Ltd.	950,000	13,698
	China Medical System Holdings, Ltd.	535,000	1,086,480
	China Meheco Co., Ltd., Class A	21,300	35,962
	China Meidong Auto Holdings, Ltd.	94,000	507,389
	China Mengniu Dairy Co., Ltd.	116,000	629,812
	China Merchants Bank Co., Ltd., Class H	423,500	3,221,798
	China Merchants Energy Shipping Co., Ltd., Class A	38,400	22,458
	China Merchants Land, Ltd.	386,000	50,202
	China Merchants Port Holdings Co., Ltd.	354,000	493,256
	China Merchants Securities Co., Ltd., Class H	49,140	66,967
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	40,700	59,086
#	China Minsheng Banking Corp., Ltd., Class H	864,000	351,483
	China Molybdenum Co., Ltd., Class H	1,203,000	880,525
	China National Accord Medicines Corp., Ltd., Class A	9,300	50,337
	China National Medicines Corp., Ltd., Class A	12,300	57,906
	China National Nuclear Power Co., Ltd., Class A	231,800	172,673
	China National Software & Service Co., Ltd., Class A	3,900	35,110
	China New Higher Education Group, Ltd.	50,000	26,080
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	15,600	116,099
	China Oilfield Services, Ltd., Class H	512,000	372,171
	China Overseas Grand Oceans Group, Ltd.	331,000	190,633
	China Overseas Land & Investment, Ltd.	846,500	1,774,216
	China Pacific Insurance Group Co., Ltd., Class H	592,800	1,669,338
	China Publishing & Media Co., Ltd., Class A	22,400	18,352
	China Railway Group, Ltd., Class H	800,000	370,920
	China Railway Hi-tech Industry Co., Ltd., Class A	27,400	32,413
	China Railway Signal & Communication Corp., Ltd., Class H	420,000	150,234
*	China Rare Earth Holdings, Ltd.	436,000	52,270
	China Renaissance Holdings, Ltd.	32,600	73,867
	China Resources Beer Holdings Co., Ltd.	54,000	404,903
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	21,500	37,057
	China Resources Gas Group, Ltd.	274,000	1,689,144
	China Resources Land, Ltd.	664,000	2,218,993
	China Resources Medical Holdings Co., Ltd.	203,500	188,869
	China Resources Pharmaceutical Group, Ltd.	452,000	242,098
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	8,000	29,573
	China Sanjiang Fine Chemicals Co., Ltd.	215,000	82,332
	China SCE Group Holdings, Ltd.	497,000	173,462
	China Science Publishing & Media, Ltd., Class A	7,400	9,046
*	China Shengmu Organic Milk, Ltd.	820,000	66,550
	China Shineway Pharmaceutical Group, Ltd.	71,000	71,915
	China Shuifa Singyes Energy Holdings, Ltd.	73,000	16,197
*	China Silver Group, Ltd.	336,000	27,158
	China South City Holdings, Ltd.	878,000	83,678
	China South Publishing & Media Group Co., Ltd., Class A	49,800	64,090
	China State Construction Engineering Corp., Ltd., Class A	260,200	179,967
	China State Construction International Holdings, Ltd.	104,000	64,787
*	China Sunshine Paper Holdings Co., Ltd.	128,000	27,216
	China Suntien Green Energy Corp., Ltd., Class H	553,000	286,666
	China Taiping Insurance Holdings Co., Ltd.	578,600	812,791
#	China Tian Lun Gas Holdings, Ltd.	55,500	56,904
	China Tianbao Group Development Co., Ltd.	26,000	10,372
*	China Tianying, Inc., Class A	55,800	36,125
	China Tourism Group Duty Free Corp., Ltd., Class A	9,341	349,369
	China Tower Corp., Ltd., Class H	14,236,000	1,888,528
	China Traditional Chinese Medicine Holdings Co., Ltd.	432,000	269,967

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China TransInfo Technology Co., Ltd., Class A	26,400	$63,131
*	China Tungsten And Hightech Materials Co., Ltd., Class A	18,100	40,272
	China Union Holdings, Ltd., Class A	17,000	10,443
	China Vanke Co., Ltd., Class H	679,600	1,770,395
	China Vast Industrial Urban Development Co., Ltd.	114,000	41,635
#	China Water Affairs Group, Ltd.	166,000	125,107
	China West Construction Group Co., Ltd., Class A	13,700	16,658
*	China Wood Optimization Holding, Ltd.	84,000	7,296
	China Xinhua Education Group, Ltd.	23,000	5,385
	China Yangtze Power Co., Ltd., Class A	139,097	409,665
	China Yongda Automobiles Services Holdings, Ltd.	225,500	421,060
#*	China ZhengTong Auto Services Holdings, Ltd.	505,000	79,493
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,800	86,605
#	China Zheshang Bank Co., Ltd., Class H	91,000	39,559
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	23,100	9,783
#*	China Zhongwang Holdings, Ltd.	437,200	87,901
	Chinasoft International, Ltd.	958,000	1,717,712
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	34,600	57,704
*	Chongqing Brewery Co., Ltd., Class A	6,149	147,505
	Chongqing Changan Automobile Co., Ltd., Class A	28,000	79,998
	Chongqing Department Store Co., Ltd., Class A	5,700	23,238
	Chongqing Dima Industry Co., Ltd., Class A	50,600	18,820
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	21,280	47,334
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	14,300	67,325
	Chongqing Machinery & Electric Co., Ltd., Class H	150,000	9,571
	Chongqing Rural Commercial Bank Co., Ltd., Class H	609,000	227,300
	Chongqing Zhifei Biological Products Co., Ltd., Class A	11,300	277,488
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,000	19,185
	Chow Tai Seng Jewellery Co., Ltd., Class A	18,450	52,493
	CIFI Holdings Group Co., Ltd.	1,092,961	659,147
	CIMC Enric Holdings, Ltd.	154,000	149,059
*	Cinda Real Estate Co., Ltd., Class A	34,100	16,859
	Cisen Pharmaceutical Co., Ltd., Class A	10,900	21,685
*	CITIC Guoan Information Industry Co., Ltd., Class A	127,200	42,024
	CITIC Securities Co., Ltd., Class H	157,000	349,635
*	Citychamp Watch & Jewellery Group, Ltd.	328,000	61,653
	CMST Development Co., Ltd., Class A	33,200	26,975
	CNHTC Jinan Truck Co., Ltd., Class A	18,000	64,413
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	29,300	78,219
	COFCO Biotechnology Co., Ltd., Class A	47,800	63,416
#*	Cogobuy Group	107,000	32,276
	Colour Life Services Group Co., Ltd.	101,797	32,929
#	Comba Telecom Systems Holdings, Ltd.	104,000	24,250
	Concord New Energy Group, Ltd.	2,410,000	176,949
	Consun Pharmaceutical Group, Ltd.	51,000	30,103
	Contemporary Amperex Technology Co., Ltd., Class A	7,800	669,396
*	Coolpad Group, Ltd.	774,000	26,903
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	62,000	23,373
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	69,549	104,915
	COSCO SHIPPING International Hong Kong Co., Ltd.	214,000	70,001
	COSCO SHIPPING Ports, Ltd.	288,929	206,196
*	Cosmo Lady China Holdings Co., Ltd.	199,000	25,416
	Country Garden Holdings Co., Ltd.	2,277,029	2,226,069
	Country Garden Services Holdings Co., Ltd.	325,977	2,646,897
	CP Pokphand Co., Ltd.	950,000	96,592
	CPMC Holdings, Ltd.	269,000	152,498
*	CQ Pharmaceutical Holding Co., Ltd., Class A	27,000	20,810
#*	Crazy Sports Group, Ltd.	1,274,000	85,098
	CSC Financial Co., Ltd., Class H	141,000	139,229

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSG Holding Co., Ltd., Class A	44,710	$67,337
	CSPC Pharmaceutical Group, Ltd.	2,601,200	3,511,200
	CSSC Science & Technology Co., Ltd., Class A	7,600	12,826
	CTS International Logistics Corp., Ltd., Class A	17,700	35,482
	D&O Home Collection Co., Ltd., Class A	6,500	13,347
	Daan Gene Co., Ltd., Class A	22,080	74,857
	DaFa Properties Group, Ltd.	60,000	47,392
	Dali Foods Group Co., Ltd.	238,000	128,944
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	28,600	15,743
	Daqin Railway Co., Ltd., Class A	60,100	54,751
	Dare Power Dekor Home Co., Ltd., Class A	7,000	12,907
	Dashang Co., Ltd., Class A	7,400	21,529
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	12,820	84,384
	Dawnrays Pharmaceutical Holdings, Ltd.	140,000	32,033
	Dazzle Fashion Co., Ltd., Class A	7,100	23,803
	DBG Technology Co., Ltd., Class A	7,300	14,137
	Deppon Logistics Co., Ltd., Class A	5,500	8,361
	Dexin China Holdings Co., Ltd.	144,000	53,744
	DHC Software Co., Ltd., Class A	56,800	62,671
	Dian Diagnostics Group Co., Ltd., Class A	17,100	93,795
	Differ Group Holding Co., Ltd.	670,000	211,953
	Digital China Group Co., Ltd., Class A	11,648	33,903
	Digital China Holdings, Ltd.	271,000	155,281
	Digital China Information Service Co., Ltd., Class A	17,500	35,252
*	Do-Fluoride New Materials Co., Ltd., Class A	4,100	31,486
	Dong-E-E-Jiao Co., Ltd., Class A	7,500	35,474
#	Dongfang Electric Corp., Ltd., Class H	102,000	86,334
	Dongfang Electronics Co., Ltd., Class A	28,400	20,336
	Dongfeng Motor Group Co., Ltd., Class H	358,000	317,578
	Dongjiang Environmental Co., Ltd., Class H	39,600	20,919
	Dongxing Securities Co., Ltd., Class A	32,735	52,294
*	DouYu International Holdings, Ltd., ADR	35,519	143,142
*	Duiba Group, Ltd.	50,000	11,588
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	38,870
	East Group Co., Ltd., Class A	17,200	27,902
	East Money Information Co., Ltd., Class A	19,080	92,020
*	Easy Visible Supply Chain Management Co., Ltd., Class A	11,400	4,466
	E-House China Enterprise Holdings, Ltd.	45,000	19,198
	Electric Connector Technology Co., Ltd., Class A	6,000	32,959
	Elion Energy Co., Ltd., Class A	67,400	37,009
	ENN Energy Holdings, Ltd.	215,500	4,497,116
	ENN Natural Gas Co., Ltd., Class A	27,526	74,860
#	Essex Bio-technology, Ltd.	88,000	75,636
*	Estun Automation Co., Ltd., Class A	4,200	25,449
	Eternal Asia Supply Chain Management, Ltd., Class A	49,600	41,843
	Ev Dynamics Holdings, Ltd.	640,000	11,118
*	EVA Precision Industrial Holdings, Ltd.	148,000	18,326
	Eve Energy Co., Ltd., Class A	1,800	31,556
	Everbright Securities Co., Ltd., Class H	64,400	49,692
*	EverChina International Holdings Co., Ltd.	425,000	10,224
*	Fang Holdings, Ltd., ADR	751	7,284
	Fangda Carbon New Material Co., Ltd., Class A	44,220	60,332
	Fangda Special Steel Technology Co., Ltd., Class A	58,110	68,975
#	Fanhua, Inc., Sponsored ADR	11,791	160,240
#	Fantasia Holdings Group Co., Ltd.	384,000	35,605
#	Far East Horizon, Ltd.	530,000	564,085
	FAW Jiefang Group Co., Ltd.	30,600	52,344
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	10,000	30,832
	Fibocom Wireless, Inc., Class A	4,500	39,669

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	FIH Mobile, Ltd.	712,000	$97,285
	Financial Street Holdings Co., Ltd., Class A	51,600	45,339
	FinVolution Group, ADR	10,401	67,919
*	First Capital Securities Co., Ltd., Class A	38,800	37,513
	First Tractor Co., Ltd., Class H	64,000	31,927
#	Flat Glass Group Co., Ltd., Class H	104,000	465,084
	Focus Media Information Technology Co., Ltd., Class A	157,300	183,481
	Focused Photonics Hangzhou, Inc., Class A	9,510	16,435
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	20,065	356,824
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,400	19,540
*	Founder Holdings, Ltd.	332,000	25,598
*	Founder Securities Co., Ltd., Class A	49,800	67,911
	FriendTimes, Inc.	132,000	34,902
	Fu Shou Yuan International Group, Ltd.	255,000	243,349
	Fuan Pharmaceutical Group Co., Ltd., Class A	25,500	16,655
	Fujian Longking Co., Ltd., Class A	16,500	21,609
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	8,100	17,543
	Fujian Star-net Communication Co., Ltd., Class A	7,000	30,177
*	Fullshare Holdings, Ltd.	2,767,500	37,309
	Fusen Pharmaceutical Co., Ltd.	56,000	18,342
*	Futu Holdings, Ltd., ADR	3,569	365,680
	Fuyao Glass Industry Group Co., Ltd., Class H	87,200	555,161
	Ganfeng Lithium Co., Ltd., Class H	9,800	210,930
	Gansu Shangfeng Cement Co., Ltd., Class A	25,200	60,841
	G-bits Network Technology Xiamen Co., Ltd., Class A	1,900	129,973
*	GCL New Energy Holdings, Ltd.	1,150,000	55,006
#*	GCL-Poly Energy Holdings, Ltd.	3,872,000	739,906
*	GDS Holdings, Ltd., ADR	8,073	475,984
*	GDS Holdings, Ltd., Class A	138,700	1,028,396
	Geely Automobile Holdings, Ltd.	1,017,000	3,411,412
	GEM Co., Ltd., Class A	26,100	48,461
	Gemdale Corp., Class A	39,100	50,786
	Gemdale Properties & Investment Corp., Ltd.	1,304,000	140,921
	Genertec Universal Medical Group Co., Ltd.	371,500	307,577
*	Genimous Technology Co., Ltd., Class A	36,800	30,606
	Getein Biotech, Inc., Class A	6,580	19,413
	GF Securities Co., Ltd., Class H	285,800	406,081
	Giant Network Group Co., Ltd., Class A	17,700	29,872
	Gigadevice Semiconductor Beijing, Inc., Class A	1,960	70,031
*	Global Top E-Commerce Co., Ltd., Class A	20,000	6,961
*	Glorious Property Holdings, Ltd.	323,000	8,612
	GoerTek, Inc., Class A	15,200	90,039
	Goldcard Smart Group Co., Ltd.	5,100	9,445
	Golden Eagle Retail Group, Ltd.	46,000	40,515
	GoldenHome Living Co., Ltd., Class A	3,640	19,107
	Goldlion Holdings, Ltd.	56,000	12,671
	Goldpac Group, Ltd.	147,000	30,104
#*	GOME Retail Holdings, Ltd.	804,000	87,851
*	Gosuncn Technology Group Co., Ltd., Class A	25,200	18,941
*	Gotion High-tech Co., Ltd., Class A	5,400	45,854
*	Grand Baoxin Auto Group, Ltd.	327,500	48,877
	Grandblue Environment Co., Ltd., Class A	10,000	33,668
*	Grandjoy Holdings Group Co., Ltd., Class A	70,700	35,424
	Great Wall Motor Co., Ltd., Class H	217,000	1,048,448
	Greattown Holdings, Ltd., Class A	55,700	29,455
	Greatview Aseptic Packaging Co., Ltd.	298,000	126,587
	Gree Electric Appliances, Inc., Class A	22,817	167,928
	Greenland Holdings Corp., Ltd., Class A	14,385	9,637
	Greenland Hong Kong Holdings, Ltd.	234,000	57,299

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Greentown China Holdings, Ltd.	317,000	$350,127
#	Greentown Service Group Co., Ltd.	410,000	446,335
	GRG Banking Equipment Co., Ltd., Class A	21,600	34,963
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,700	23,849
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	15,200	17,790
	Guangdong Haid Group Co., Ltd., Class A	3,900	37,989
*	Guangdong HEC Technology Holding Co., Ltd., Class A	49,200	40,277
	Guangdong Hongda Blasting Co., Ltd., Class A	6,500	31,552
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	19,255
	Guangdong Investment, Ltd.	288,000	402,993
	Guangdong Provincial Expressway Development Co., Ltd., Class A	13,700	14,332
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	21,500	22,360
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	11,700	37,876
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	14,700	20,165
*	Guangshen Railway Co., Ltd., Class H	192,000	33,156
	Guangxi Liugong Machinery Co., Ltd., Class A	36,800	41,708
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	9,500	29,437
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	46,200	23,279
	Guangzhou Automobile Group Co., Ltd., Class H	320,800	278,062
	Guangzhou Baiyun International Airport Co., Ltd., Class A	31,500	42,791
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	74,000	200,077
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	35,334
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,600	94,501
	Guangzhou R&F Properties Co., Ltd., Class H	458,800	402,603
	Guangzhou Restaurant Group Co., Ltd., Class A	4,900	16,418
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	4,600	79,153
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	8,840	138,724
	Guangzhou Wondfo Biotech Co., Ltd., Class A	7,315	61,235
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	9,900	16,188
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	18,700	19,795
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,100	41,226
	Guomai Technologies, Inc., Class A	11,900	10,703
	Guorui Properties, Ltd.	222,000	9,572
	Guosen Securities Co., Ltd., Class A	27,640	45,339
*	Guosheng Financial Holding, Inc., Class A	29,300	42,316
	Guotai Junan Securities Co., Ltd., Class H	66,200	83,235
	Guoyuan Securities Co., Ltd., Class A	37,310	41,569
*	Haichang Ocean Park Holdings, Ltd.	255,000	25,376
	Haier Smart Home Co., Ltd., Class A	36,800	142,478
	Haier Smart Home Co., Ltd., Class H	453,999	1,557,068
*	Hailiang Education Group, Inc., ADR	1,121	39,459
*	Hainan Meilan International Airport Co., Ltd., Class H	33,000	105,996
	Hainan Ruize New Building Material Co., Ltd., Class A	24,800	14,645
	Haitian International Holdings, Ltd.	149,000	545,003
	Haitong Securities Co., Ltd., Class H	723,600	596,350
	Haitong UniTrust International Leasing Co., Ltd., Class H	150,000	21,941
	Hand Enterprise Solutions Co., Ltd., Class A	8,800	9,229
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	12,100	54,706
	Hangcha Group Co., Ltd., Class A	18,400	45,069
	Hangjin Technology Co., Ltd., Class A	12,400	66,072
	Hangxiao Steel Structure Co., Ltd., Class A	31,000	18,837
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	47,100	28,501
	Hangzhou Century Co., Ltd., Class A	16,300	18,237
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	97,037
	Hangzhou Robam Appliances Co., Ltd., Class A	13,000	78,397
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,100	26,943
	Hangzhou Tigermed Consulting Co., Ltd., Class H	12,900	250,524
	Han's Laser Technology Industry Group Co., Ltd., Class A	12,900	73,784
*	Harbin Bank Co., Ltd., Class H	201,000	24,031

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Boshi Automation Co., Ltd., Class A	11,300	$21,708
	Harbin Electric Co., Ltd., Class H	160,000	40,194
	HBIS Resources Co., Ltd., Class A	16,500	46,979
*	HC Group, Inc.	73,000	7,551
	Health and Happiness H&H International Holdings, Ltd.	100,500	360,519
*	Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A	21,900	22,732
	Hebei Chengde Lolo Co., Class A	40,100	60,535
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	14,400	47,105
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,200	78,182
	Heilongjiang Agriculture Co., Ltd., Class A	19,100	44,049
	Hello Group, Inc.	58,346	722,907
	Henan Lingrui Pharmaceutical Co., Class A	8,000	12,448
	Henan Pinggao Electric Co., Ltd., Class A	29,800	30,118
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,100	24,588
	Henan Zhongyuan Expressway Co., Ltd., Class A	41,000	19,574
	Henderson Investment, Ltd.	369,000	19,481
*	Hengdeli Holdings, Ltd.	372,000	14,842
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	23,359	55,193
	Hengli Petrochemical Co., Ltd.,, Class A	44,200	200,354
	Hengtong Optic-electric Co., Ltd., Class A	41,400	81,827
	Hengyi Petrochemical Co., Ltd., Class A	56,134	105,786
	Hesteel Co., Ltd., Class A	100,275	41,930
	Hexing Electrical Co., Ltd., Class A	10,500	20,272
*	Hi Sun Technology China, Ltd.	693,000	116,057
	Hisense Home Appliances Group Co., Ltd., Class H	71,000	82,707
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,800	40,297
	Hongda Xingye Co., Ltd., Class A	35,600	25,882
	Hongfa Technology Co., Ltd., Class A	7,600	77,474
*	Honghua Group, Ltd.	1,048,000	28,962
	Honworld Group, Ltd.	22,500	6,666
	Hope Education Group Co., Ltd.	356,000	66,959
	Hopefluent Group Holdings, Ltd.	30,000	11,186
	Hopson Development Holdings, Ltd.	186,000	616,419
	Huaan Securities Co., Ltd., Class A	67,080	52,814
	Huadong Medicine Co., Ltd., Class A	26,200	144,660
	Huafa Industrial Co., Ltd. Zhuhai, Class A	41,600	36,971
	Huafon Chemical Co., Ltd., Class A	51,500	98,387
*	Huafon Microfibre Shanghai Technology Co., Ltd.	44,308	35,204
*	Huafu Fashion Co., Ltd., Class A	29,500	22,898
	Huagong Tech Co., Ltd., Class A	13,600	59,161
	Hualan Biological Engineering, Inc., Class A	18,900	107,916
*	Huanxi Media Group, Ltd.	200,000	46,406
	Huapont Life Sciences Co., Ltd., Class A	52,633	44,056
	Huatai Securities Co., Ltd., Class H	82,400	109,182
	Huaxi Securities Co., Ltd., Class A	35,340	48,275
	Huaxia Bank Co., Ltd., Class A	61,108	51,887
	Huayu Automotive Systems Co., Ltd., Class A	15,400	46,136
#	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	20,682
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	76,600	39,543
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	15,600	36,572
*	Hubei Kaile Science & Technology Co., Ltd., Class A	20,500	14,566
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	21,900	83,043
	Huijing Holdings Co., Ltd.	44,000	10,984
*	Huishang Bank Corp., Ltd., Class H	60,000	19,773
	Hunan Aihua Group Co., Ltd., Class A	2,800	15,157
*	Hunan Gold Corp., Ltd., Class A	17,500	23,581
	Hunan Valin Steel Co., Ltd., Class A	49,700	59,126
	Hundsun Technologies, Inc., Class A	8,834	76,397
#*	HUYA, Inc., ADR	18,412	235,489

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hytera Communications Corp., Ltd., Class A	32,700	$22,565
*	iDreamSky Technology Holdings, Ltd.	169,600	137,057
	Iflytek Co., Ltd., Class A	11,350	103,231
	IKD Co., Ltd., Class A	5,600	11,587
	IMAX China Holding, Inc.	28,200	38,990
#	Industrial & Commercial Bank of China, Ltd., Class H	10,547,000	5,856,675
	Industrial Bank Co., Ltd., Class A	71,400	195,718
	Industrial Securities Co., Ltd., Class A	49,540	68,329
	Infore Environment Technology Group Co., Ltd., Class A	24,700	23,765
*	Inke, Ltd.	160,000	35,097
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	123,200	54,494
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	33,177	171,901
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	68,100	75,952
*	Innovent Biologics, Inc.	73,000	747,466
	Inspur Electronic Information Industry Co., Ltd., Class A	8,400	39,717
*	Inspur International, Ltd.	202,000	67,685
*	Inspur Software Co., Ltd., Class A	8,100	16,265
*	International Alliance Financial Leasing Co., Ltd.	72,000	25,728
*	iQIYI, Inc., ADR	143,181	1,597,900
	IReader Technology Co., Ltd., Class A	3,300	11,448
*	IRICO Group New Energy Co., Ltd., Class H	3,700	15,753
	Jafron Biomedical Co., Ltd., Class A	8,500	88,498
	Jason Furniture Hangzhou Co., Ltd., Class A	2,300	23,104
*	JD.com, Inc., ADR	32,484	2,302,466
*	JD.com, Inc., Class A	25,500	889,026
	Jiajiayue Group Co., Ltd., Class A	9,900	22,531
	Jiangling Motors Corp., Ltd., Class A	11,000	31,624
	Jiangnan Group, Ltd.	1,124,000	55,704
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	66,200	23,113
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	21,200	19,344
	Jiangsu Expressway Co., Ltd., Class H	320,000	341,900
	Jiangsu Guotai International Group Co., Ltd., Class A	53,000	98,963
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	8,575	130,368
	Jiangsu Hengrui Medicine Co., Ltd., Class A	32,568	275,191
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,640	41,617
*	Jiangsu Hoperun Software Co., Ltd., Class A	1,700	10,142
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	8,600	13,754
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,200	58,736
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	16,300	16,070
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	16,100	33,035
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,000	20,143
	Jiangsu Shagang Co., Ltd., Class A	11,400	12,564
	Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	4,500	13,078
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	5,600	141,797
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	132,629
	Jiangsu Yoke Technology Co., Ltd., Class A	4,100	67,761
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	19,792	104,624
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	25,000	20,784
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	64,400	45,561
	Jiangsu Zhongtian Technology Co., Ltd., Class A	45,100	53,131
	Jiangxi Copper Co., Ltd., Class H	276,000	579,466
	Jiangxi Wannianqing Cement Co., Ltd., Class A	9,700	15,348
	Jiangzhong Pharmaceutical Co., Ltd., Class A	13,100	24,129
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	16,100	22,215
*	Jiayin Group, Inc., ADR	1,974	7,857
	Jiayou International Logistics Co., Ltd., Class A	6,890	17,246
	Jiayuan International Group, Ltd.	105,391	41,002
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,863	38,838
	Jinduicheng Molybdenum Co., Ltd., Class A	31,100	33,994

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jingrui Holdings, Ltd.	152,000	$51,452
	Jinke Properties Group Co., Ltd., Class A	32,400	21,622
#*	JinkoSolar Holding Co., Ltd., ADR	11,623	626,363
	Jinyu Bio-Technology Co., Ltd., Class A	15,300	42,102
	Jinyuan EP Co., Ltd., Class A	18,600	18,313
	JiuGui Liquor Co., Ltd., Class A	2,000	59,478
	Jiuzhitang Co., Ltd., Class A	17,600	24,810
	JL Mag Rare-Earth Co., Ltd., Class A	5,440	34,374
	JNBY Design, Ltd.	77,500	162,446
	Jointown Pharmaceutical Group Co., Ltd., Class A	37,900	82,771
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	14,500	82,306
	Joy City Property, Ltd.	148,000	8,113
	Joyoung Co., Ltd., Class A	19,750	76,906
	JOYY, Inc., ADR	18,993	1,015,176
	JSTI Group, Class A	24,900	24,126
	Ju Teng International Holdings, Ltd.	216,000	44,869
	Jutal Offshore Oil Services, Ltd.	236,000	28,602
	Kaisa Group Holdings, Ltd.	1,059,428	287,777
	Kaiser China Cultural Co., Ltd., Class A	27,100	32,736
	Kaishan Group Co., Ltd., Class A	12,100	26,093
*	Kangda International Environmental Co., Ltd.	68,000	5,780
#*	Kasen International Holdings, Ltd.	131,000	14,157
	KingClean Electric Co., Ltd., Class A	3,080	14,231
*	Kingdee International Software Group Co., Ltd.	192,000	599,651
	Kingsoft Corp., Ltd.	335,200	1,568,478
	Konfoong Materials International Co., Ltd., Class A	2,900	24,759
	Konka Group Co., Ltd., Class A	20,600	19,026
	KPC Pharmaceuticals, Inc., Class A	15,500	22,217
*	Kuang-Chi Technologies Co., Ltd., Class A	8,100	26,448
	Kunlun Tech Co., Ltd., Class A	20,700	54,426
*	Kunshan Kersen Science & Technology Co., Ltd., Class A	12,200	17,107
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,600	10,308
	Kweichow Moutai Co., Ltd., Class A	7,800	2,031,584
	KWG Group Holdings, Ltd.	537,000	589,351
	KWG Living Group Holdings, Ltd.	268,500	256,819
	Lao Feng Xiang Co., Ltd., Class A	4,800	35,448
	Laobaixing Pharmacy Chain JSC, Class A	8,300	56,328
*	Launch Tech Co., Ltd., Class H	20,500	10,718
	Lee & Man Chemical Co., Ltd.	66,000	51,020
	Lee & Man Paper Manufacturing, Ltd.	168,000	125,447
#	Lee's Pharmaceutical Holdings, Ltd.	56,000	28,715
	Legend Holdings Corp., Class H	198,200	282,295
	Lenovo Group, Ltd.	3,236,000	3,017,512
	Lens Technology Co., Ltd., Class A	35,000	138,027
	Leo Group Co., Ltd., Class A	195,937	70,862
	Lepu Medical Technology Beijing Co., Ltd., Class A	24,500	98,025
#*	LexinFintech Holdings, Ltd., ADR	26,615	209,194
	Leyard Optoelectronic Co., Ltd., Class A	55,500	81,932
	Li Ning Co., Ltd.	742,000	7,836,494
	LianChuang Electronic Technology Co., Ltd., Class A	24,760	66,845
*	Lianhua Supermarket Holdings Co., Ltd., Class H	123,000	15,338
	Liaoning Cheng Da Co., Ltd., Class A	19,200	58,182
	Liaoning Port Co., Ltd., Class H	236,000	21,883
	Lier Chemical Co., Ltd., Class A	12,000	57,897
*	Lifetech Scientific Corp.	738,000	413,074
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	31,200	13,488
	Lingyi iTech Guangdong Co., Class A	58,400	62,593
	Lionco Pharmaceutical Group Co., Ltd., Class A	16,200	24,067
	LK Technology Holdings, Ltd.	10,000	23,445

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Logan Group Co., Ltd.	556,000	$592,467
	Loncin Motor Co., Ltd., Class A	22,800	11,749
	Long Yuan Construction Group Co., Ltd., Class A	42,900	27,809
	Longfor Group Holdings, Ltd.	213,000	990,067
	Longhua Technology Group Luoyang Co., Ltd., Class A	21,000	27,143
	LONGi Green Energy Technology Co., Ltd., Class A	33,880	452,874
	Longshine Technology Group Co., Ltd., Class A	15,600	43,959
	Lonking Holdings, Ltd.	620,000	193,237
#*	Luoyang Glass Co., Ltd., Class H	12,000	19,660
	Luxi Chemical Group Co., Ltd., Class A	40,400	125,698
	Luxshare Precision Industry Co., Ltd., Class A	47,354	272,148
#	Luye Pharma Group, Ltd.	274,000	147,364
	Luzhou Laojiao Co., Ltd., Class A	10,400	276,682
#*	LVGEM China Real Estate Investment Co., Ltd.	212,000	49,889
	Maccura Biotechnology Co., Ltd., Class A	9,800	54,753
	Mango Excellent Media Co., Ltd., Class A	10,505	89,796
*	Maoyan Entertainment	102,600	129,629
*	Markor International Home Furnishings Co., Ltd., Class A	32,500	18,769
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	7,100	27,798
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	21,700	25,318
*	Meitu, Inc.	847,500	171,128
*	Meituan, Class B	105,700	2,924,868
	Metallurgical Corp. of China, Ltd., Class H	618,000	188,688
	Microport Scientific Corp.	47,000	355,509
	Midea Group Co., Ltd., Class A	64,900	640,189
#	Midea Real Estate Holding, Ltd.	54,200	91,684
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	800	10,972
	Ming Yang Smart Energy Group, Ltd., Class A	24,000	80,395
	Minmetals Land, Ltd.	296,000	30,045
	Minsheng Education Group Co., Ltd.	124,000	18,334
*	Misho Ecology & Landscape Co., Ltd., Class A	8,800	4,424
	MLS Co., Ltd., Class A	25,996	65,357
*	MMG, Ltd.	976,000	497,703
*	MOBI Development Co., Ltd.	145,000	7,475
	Modern Land China Co., Ltd.	252,000	20,702
#*	MOGU, Inc., ADR	10,901	13,081
*	Montnets Cloud Technology Group Co., Ltd., Class A	7,200	25,734
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,000	9,538
	MYS Group Co., Ltd., Class A	30,100	15,120
	NanJi E-Commerce Co., Ltd., Class A	47,354	75,291
	Nanjing Hanrui Cobalt Co., Ltd., Class A	5,000	68,694
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	17,290	79,178
*	Nanjing Sample Technology Co., Ltd., Class H	64,000	41,105
	Nanjing Securities Co., Ltd., Class A	17,600	28,099
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	12,838
	NARI Technology Co., Ltd., Class A	37,120	180,792
*	Nature Home Holding Co., Ltd.	53,000	10,707
	NAURA Technology Group Co., Ltd., Class A	1,000	67,218
	NavInfo Co., Ltd., Class A	15,700	31,278
	NetDragon Websoft Holdings, Ltd.	60,000	140,115
	NetEase, Inc., ADR	35,089	3,586,447
	New China Life Insurance Co., Ltd., Class H	385,900	1,055,900
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	80,940	175,640
	Newland Digital Technology Co., Ltd., Class A	13,900	33,256
	Nexteer Automotive Group, Ltd.	123,000	153,726
	Ninestar Corp., Class A	20,300	113,097
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,076	24,223
	Ningbo Joyson Electronic Corp., Class A	12,900	50,713
	Ningbo Orient Wires & Cables Co., Ltd., Class A	6,800	26,038

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	18,100	$40,190
	Ningbo Tuopu Group Co., Ltd., Class A	5,800	30,458
	Ningbo Zhoushan Port Co., Ltd., Class A	33,800	19,379
*	NIO, Inc., ADR	23,139	1,033,851
#*	Niu Technologies, Sponsored ADR	6,088	155,853
*	Noah Holdings, Ltd., Sponsored ADR	1,135	43,811
	Norinco International Cooperation, Ltd., Class A	18,700	20,970
	North Huajin Chemical Industries Co., Ltd., Class A	46,290	45,521
	Northeast Securities Co., Ltd., Class A	28,700	34,674
	NSFOCUS Technologies Group Co., Ltd., Class A	10,900	38,074
#*	NVC International Holdings, Ltd.	569,000	14,048
*	Oceanwide Holdings Co., Ltd., Class A	44,300	13,676
*	Offcn Education Technology Co., Ltd., Class A	5,600	11,332
	Offshore Oil Engineering Co., Ltd., Class A	89,959	57,385
	Opple Lighting Co., Ltd., Class A	8,200	31,487
	ORG Technology Co., Ltd., Class A	78,900	63,281
*	Orient Group, Inc., Class A	53,900	24,173
	Orient Securities Co., Ltd., Class H	100,400	87,004
	Oriental Pearl Group Co., Ltd., Class A	21,500	26,051
*	Ourpalm Co., Ltd., Class A	86,800	51,319
	Ovctek China, Inc., Class A	7,560	107,147
*	Overseas Chinese Town Asia Holdings, Ltd.	64,000	12,021
	Pacific Online, Ltd.	58,000	12,824
*	Pacific Securities Co., Ltd. (The), Class A	76,500	36,937
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	68,600	30,416
	PCI Technology Group Co., Ltd., Class A	52,500	61,096
	People's Insurance Co. Group of China, Ltd. (The), Class H	730,000	226,540
	Perfect World Co., Ltd., Class A	9,600	23,742
	PharmaBlock Sciences Nanjing, Inc., Class A	1,560	35,799
*	Phoenix Media Investment Holdings, Ltd.	112,000	7,800
	PICC Property & Casualty Co., Ltd., Class H	2,717,000	2,194,835
*	Pinduoduo, Inc., ADR	9,235	846,018
	Ping An Bank Co., Ltd., Class A	122,200	335,037
#*	Ping An Healthcare and Technology Co., Ltd.	73,500	687,703
	Ping An Insurance Group Co. of China, Ltd., Class H	724,500	6,339,984
*	Polaris Bay Group Co., Ltd., Class A	21,300	30,932
*	Poly Developments and Holdings Group Co., Ltd., Class A	51,900	80,591
	Poly Property Group Co., Ltd.	491,000	119,566
	Poly Property Services Co., Ltd., Class H	15,600	88,171
	Postal Savings Bank of China Co., Ltd., Class H	1,037,000	669,834
*	Pou Sheng International Holdings, Ltd.	487,000	97,118
	Power Construction Corp. of China, Ltd., Class A	34,500	26,063
	Powerlong Real Estate Holdings, Ltd.	381,000	257,774
	Proya Cosmetics Co., Ltd., Class A	3,272	81,819
	Pujiang International Group, Ltd.	28,000	12,752
	PW Medtech Group, Ltd.	171,000	28,167
	Q Technology Group Co., Ltd.	127,000	217,448
	Qeeka Home Cayman, Inc.	43,000	10,965
	Qianhe Condiment and Food Co., Ltd., Class A	10,920	40,622
	Qingdao East Steel Tower Stock Co., Ltd., Class A	21,100	27,728
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	10,300	28,733
	Qingdao Gon Technology Co., Ltd., Class A	8,200	29,480
	Qingdao Hanhe Cable Co., Ltd., Class A	69,900	39,475
	Qingdao Port International Co., Ltd., Class H	49,000	25,238
	Qingdao TGOOD Electric Co., Ltd., Class A	13,000	60,491
	Qingling Motors Co., Ltd., Class H	198,000	42,043
	Qinhuangdao Port Co., Ltd., Class H	205,000	32,168
*	Qudian, Inc., Sponsored ADR	26,628	48,197
	Rainbow Digital Commercial Co., Ltd., Class A	13,600	12,398

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Raisecom Technology Co., Ltd., Class A	8,200	$9,104
	Realcan Pharmaceutical Group Co., Ltd., Class A	55,200	32,956
*	Realord Group Holdings, Ltd.	98,000	138,733
*	Red Star Macalline Group Corp., Ltd., Class H	14,400	8,469
	Redco Properties Group, Ltd.	274,000	78,314
	Redsun Properties Group, Ltd.	265,000	78,124
	Renhe Pharmacy Co., Ltd., Class A	22,100	33,793
*	RISE Education Cayman, Ltd., ADR	2,654	3,211
	RiseSun Real Estate Development Co., Ltd., Class A	85,700	60,468
	Road King Infrastructure, Ltd.	72,000	83,913
	Rongsheng Petro Chemical Co., Ltd., Class A	64,400	186,171
#	Ronshine China Holdings, Ltd.	233,000	121,003
	Runjian Co., Ltd., Class A	4,700	20,538
*	RYB Education, Inc., ADR	2,700	9,018
	SAIC Motor Corp, Ltd., Class A	37,400	106,495
	Sailun Group Co., Ltd., Class A	33,820	47,968
	Sanan Optoelectronics Co., Ltd., Class A	12,800	84,653
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,600	18,362
	Sangfor Technologies, Inc., Class A	1,200	45,128
	Sanquan Food Co., Ltd., Class A	10,400	24,580
	Sany Heavy Equipment International Holdings Co., Ltd.	292,000	320,523
	Sany Heavy Industry Co., Ltd., Class A	82,550	318,573
*	Saurer Intelligent Technology Co., Ltd., Class A	14,600	5,610
	Sealand Securities Co., Ltd., Class A	99,400	60,299
	Seazen Group, Ltd.	342,000	254,576
	Seazen Holdings Co., Ltd. , Class A	34,226	168,223
*	Secoo Holding, Ltd., ADR	5,685	10,802
	S-Enjoy Service Group Co., Ltd.	32,000	73,092
	SF Holding Co., Ltd., Class A	7,700	70,691
	SG Micro Corp., Class A	1,200	69,443
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	21,800	22,366
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	23,600	73,686
#	Shandong Chenming Paper Holdings, Ltd., Class H	114,000	61,612
#	Shandong Gold Mining Co., Ltd., Class H	164,500	290,706
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	17,100	72,859
	Shandong Hi-speed Co., Ltd., Class A	19,400	18,524
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	27,170	130,599
	Shandong Humon Smelting Co., Ltd., Class A	17,900	32,725
	Shandong Linglong Tyre Co., Ltd., Class A	8,500	49,352
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	46,800	27,966
	Shandong Nanshan Aluminum Co., Ltd., Class A	61,600	48,937
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	19,643
	Shandong Publishing & Media Co., Ltd., Class A	13,900	11,309
	Shandong Sinocera Functional Material Co., Ltd., Class A	12,300	89,398
	Shandong Sun Paper Industry JSC, Ltd., Class A	24,500	44,011
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	352,000	631,565
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	32,000	15,739
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	109,100	32,135
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	7,860	84,804
	Shanghai Baosight Software Co., Ltd., Class A	13,260	137,339
	Shanghai Belling Co., Ltd., Class A	9,900	53,888
	Shanghai Dazhong Public Utilities Group Co., Ltd., Class H	38,000	8,482
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	9,570	23,108
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	62,000	249,805
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	82,000	46,296
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	2,000	17,040
	Shanghai Hanbell Precise Machinery Co., Ltd., Class A	7,900	30,308
	Shanghai Haohai Biological Technology Co., Ltd., Class H	2,800	29,353
	Shanghai Industrial Development Co., Ltd., Class A	26,600	16,743

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Holdings, Ltd.	118,000	$180,170
	Shanghai Industrial Urban Development Group, Ltd.	364,600	31,035
	Shanghai International Airport Co., Ltd., Class A	4,600	27,519
	Shanghai International Port Group Co., Ltd., Class A	37,700	28,821
	Shanghai Jahwa United Co., Ltd., Class A	9,800	73,864
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	38,916
*	Shanghai Junshi Biosciences Co., Ltd., Class H	3,600	24,279
	Shanghai Lingang Holdings Corp., Ltd., Class A	4,680	10,936
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	19,648	35,331
	Shanghai M&G Stationery, Inc., Class A	4,900	53,691
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	21,300	47,798
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	241,800	516,050
	Shanghai Pudong Construction Co., Ltd., Class A	22,700	21,316
	Shanghai Pudong Development Bank Co., Ltd., Class A	79,600	111,469
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	6,440	127,940
	Shanghai RAAS Blood Products Co., Ltd., Class A	42,700	48,612
	Shanghai Shimao Co., Ltd., Class A	53,201	27,415
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	14,400	20,717
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	21,030
	Shanghai Tunnel Engineering Co., Ltd., Class A	46,400	35,097
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	18,600	39,192
	Shanghai Wanye Enterprises Co., Ltd., Class A	6,600	26,313
	Shanghai Weaver Network Co., Ltd., Class A	2,160	23,704
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	25,300	38,278
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	7,000	18,516
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,900	38,420
	Shanxi Coking Co., Ltd., Class A	28,340	21,595
	Shanxi Securities Co., Ltd., Class A	47,230	46,103
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	38,500	60,940
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	6,440	286,343
	Shanying International Holding Co., Ltd., Class A	48,000	23,955
	Shede Spirits Co., Ltd., Class A	5,100	142,869
#	Sheng Ye Capital, Ltd.	40,000	48,235
*	Shengda Resources Co., Ltd., Class A	21,100	43,758
*	Shengjing Bank Co., Ltd., Class H	59,000	52,414
	Shengyi Technology Co., Ltd., Class A	25,500	108,821
	Shennan Circuits Co., Ltd., Class A	2,200	41,505
	Shenwan Hongyuan Group Co., Ltd., Class H	288,800	72,902
	Shenzhen Agricultural Products Group Co., Ltd., Class A	23,800	20,490
*	Shenzhen Airport Co., Ltd., Class A	45,500	49,115
	Shenzhen Aisidi Co., Ltd., Class A	15,700	23,048
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	10,176
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	28,900	13,393
	Shenzhen Capchem Technology Co., Ltd., Class A	4,100	72,601
	Shenzhen Changhong Technology Co., Ltd., Class A	3,800	13,301
	Shenzhen Comix Group Co., Ltd., Class A	12,300	15,305
	Shenzhen Das Intellitech Co., Ltd., Class A	35,800	20,664
	Shenzhen Desay Battery Technology Co., Class A	6,380	41,016
	Shenzhen Ellassay Fashion Co., Ltd., Class A	10,300	23,149
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	16,680	45,988
	Shenzhen Expressway Co., Ltd., Class H	172,000	162,525
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	26,000	59,160
	Shenzhen FRD Science & Technology Co., Ltd.	2,600	8,724
	Shenzhen Gas Corp., Ltd., Class A	37,900	42,427
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,100	16,792
	Shenzhen Goodix Technology Co., Ltd., Class A	3,300	61,109
*	Shenzhen Grandland Group Co., Ltd., Class A	41,000	15,693
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	15,200	62,079
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	11,600	27,162

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Inovance Technology Co., Ltd., Class A	11,250	$136,086
	Shenzhen International Holdings, Ltd.	347,454	457,989
	Shenzhen Investment, Ltd.	899,174	252,691
	Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	9,900	15,899
	Shenzhen Kaifa Technology Co., Ltd., Class A	19,300	55,232
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,200	63,116
	Shenzhen Kinwong Electronic Co., Ltd., Class A	12,200	55,970
	Shenzhen Laibao Hi-tech Co., Ltd., Class A	6,400	9,821
	Shenzhen Megmeet Electrical Co., Ltd., Class A	4,000	19,247
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,100	430,754
*	Shenzhen MTC Co., Ltd., Class A	40,800	39,535
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	66,300	32,683
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	61,900	61,904
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,300	43,396
	Shenzhen SC New Energy Technology Corp., Class A	7,445	188,292
*	Shenzhen SDG Information Co., Ltd., Class A	26,700	30,560
	Shenzhen Sinovatio Technology Co., Ltd., Class A	1,760	9,622
	Shenzhen Sunline Tech Co., Ltd., Class A	14,400	32,949
	Shenzhen Sunlord Electronics Co., Ltd., Class A	10,900	68,445
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,000	27,966
	Shenzhen Sunway Communication Co., Ltd., Class A	19,700	79,136
	Shenzhen Tagen Group Co., Ltd., Class A	33,700	25,807
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	28,300	31,839
	Shenzhen World Union Group, Inc., Class A	32,800	37,864
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,700	19,646
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	13,700	22,313
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	14,700	61,521
	Shenzhen Zhenye Group Co., Ltd., Class A	27,200	18,633
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	52,300	42,414
	Shenzhou International Group Holdings, Ltd.	100,800	2,237,082
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	22,200	28,925
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	28,557	83,255
	Shimao Group Holdings, Ltd.	346,500	683,954
	Shinva Medical Instrument Co., Ltd., Class A	9,200	28,874
*	Shouhang High-Tech Energy Co., Ltd., Class A	53,900	17,624
*	Shui On Land, Ltd.	933,500	149,117
*	Siasun Robot & Automation Co., Ltd., Class A	22,900	39,561
	Sichuan Chuantou Energy Co., Ltd., Class A	24,300	41,219
*	Sichuan Development Lomon Co., Ltd., Class A	14,600	24,830
	Sichuan Expressway Co., Ltd., Class H	152,000	33,870
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	94,100	34,997
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	6,400	17,160
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	19,800	56,330
	Sichuan Languang Development Co., Ltd., Class A	22,100	8,158
	Sichuan Swellfun Co., Ltd., Class A	8,100	128,265
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	7,400	23,760
	Sieyuan Electric Co., Ltd., Class A	11,400	50,465
*	SIM Technology Group, Ltd.	262,000	13,857
	Sino Biopharmaceutical, Ltd.	2,823,000	2,398,128
	Sino Wealth Electronic, Ltd., Class A	4,290	46,333
	Sinocare, Inc., Class A	3,700	17,286
	Sinochem International Corp., Class A	21,000	25,159
	Sinofert Holdings, Ltd.	336,000	58,378
	Sinolink Securities Co., Ltd., Class A	13,900	23,117
*	Sinolink Worldwide Holdings, Ltd.	604,800	22,203
	Sinoma International Engineering Co., Class A	27,200	44,798
	Sinoma Science & Technology Co., Ltd., Class A	29,300	116,505
	Sinomach Automobile Co., Ltd., Class A	29,500	22,753
	Sino-Ocean Group Holding, Ltd.	836,000	174,522

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co., Ltd., Class H	411,500	$234,599
	Sinopec Kantons Holdings, Ltd.	130,000	46,356
*	Sinopec Oilfield Service Corp., Class H	1,464,000	120,623
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	418,000	87,085
	Sinopharm Group Co., Ltd., Class H	614,400	1,611,088
	Sino-Platinum Metals Co., Ltd., Class A	8,060	34,619
#	Sinosoft Technology Group, Ltd.	151,000	22,986
	Sinotrans, Ltd., Class H	622,000	230,100
	Sinotruk Hong Kong, Ltd.	178,000	305,133
	Skshu Paint Co., Ltd., Class A	1,540	36,549
	Skyfame Realty Holdings, Ltd.	476,000	56,310
	Skyworth Digital Co., Ltd., Class A	13,300	16,996
*	Skyworth Group, Ltd.	372,336	102,291
*	Sogou, Inc., ADR	11,777	103,991
*	Sohu.com, Ltd., ADR	606	12,041
*	Solargiga Energy Holdings, Ltd.	489,000	28,375
	Songcheng Performance Development Co., Ltd., Class A	8,100	15,920
	SooChow Securities Co., Ltd., Class A	44,800	54,478
*	Sou Yu Te Group Co., Ltd., Class A	113,700	28,342
*	Sparkle Roll Group, Ltd.	416,000	10,493
*	SPT Energy Group, Inc.	156,000	4,989
	SSY Group, Ltd.	354,000	227,284
	Sun King Technology Group, Ltd.	240,000	121,313
*	Sunac China Holdings, Ltd.	960,000	2,490,962
*	Sunac Services Holdings, Ltd.	23,874	64,762
	Sun-Create Electronics Co., Ltd., Class A	1,600	9,100
	Sunflower Pharmaceutical Group Co., Ltd., Class A	14,494	34,147
	Sunfly Intelligent Technology Co., Ltd., Class A	11,000	19,781
	Sungrow Power Supply Co., Ltd., Class A	9,100	237,584
*	Suning Universal Co., Ltd., Class A	52,000	46,556
*	Suning.com Co., Ltd., Class A	56,400	51,601
	Sunny Optical Technology Group Co., Ltd.	128,200	3,892,347
	Sunresin New Materials Co., Ltd., Class A	3,500	48,426
	Sunward Intelligent Equipment Co., Ltd., Class A	18,100	24,315
	Sunwoda Electronic Co., Ltd., Class A	13,100	68,729
	Suofeiya Home Collection Co., Ltd., Class A	12,600	37,290
	Suzhou Anjie Technology Co., Ltd., Class A	15,000	28,786
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	24,500	16,946
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	26,400	86,546
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	42,200	44,723
	Suzhou Maxwell Technologies Co., Ltd., Class A	300	30,404
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	19,949
	Suzhou TFC Optical Communication Co., Ltd., Class A	4,464	23,566
#	Symphony Holdings, Ltd.	330,000	37,848
	Taiji Computer Corp., Ltd., Class A	10,439	37,588
	Tangrenshen Group Co., Ltd., Class A	16,600	15,104
	TangShan Port Group Co., Ltd., Class A	109,000	41,064
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	37,750	72,153
	Tasly Pharmaceutical Group Co., Ltd., Class A	10,200	20,241
	TCL Electronics Holdings, Ltd.	221,000	112,630
	Ten Pao Group Holdings, Ltd.	140,000	41,254
	Tencent Holdings, Ltd.	561,100	33,838,901
*	Tencent Music Entertainment Group, ADR	115,439	1,220,190
	Tenfu Cayman Holdings Co., Ltd.	29,000	19,770
	Three Squirrels, Inc., Class A	1,600	9,776
	Thunder Software Technology Co., Ltd., Class A	3,800	86,134
	Tian An China Investment Co., Ltd.	112,000	65,399
*	Tian Ge Interactive Holdings, Ltd.	182,000	28,703
*	Tian Shan Development Holding, Ltd.	76,000	18,585

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Tiangong International Co., Ltd.	250,000	$126,072
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	9,000	56,245
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	15,631
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	67,200	45,364
	Tianjin Guangyu Development Co., Ltd., Class A	35,400	23,976
	Tianjin Port Development Holdings, Ltd.	182,000	13,582
	Tianjin Teda Co., Ltd., Class A	32,700	20,875
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	8,300	33,115
#	Tianli Education International Holdings, Ltd.	168,000	46,399
#	Tianneng Power International, Ltd.	184,000	353,052
	Tianshui Huatian Technology Co., Ltd., Class A	42,600	94,003
*	Tianyun International Holdings, Ltd.	50,000	9,979
	Tibet Summit Resources Co., Ltd., Class A	15,200	60,688
	Tibet Tianlu Co., Ltd., Class A	19,000	18,679
*	Tibet Water Resources, Ltd.	29,000	2,841
	Times China Holdings, Ltd.	109,000	103,083
	Tingyi Cayman Islands Holding Corp.	308,000	555,299
	Titan Wind Energy Suzhou Co., Ltd., Class A	36,100	61,625
	Toly Bread Co., Ltd., Class A	10,220	43,893
	Tomson Group, Ltd.	42,000	10,089
	Tong Ren Tang Technologies Co., Ltd., Class H	94,000	69,308
*	Tongcheng-Elong Holdings, Ltd.	116,800	262,856
#*	Tongda Group Holdings, Ltd.	980,000	37,300
*	Tongdao Liepin Group	24,800	45,842
*	Tongding Interconnection Information Co., Ltd., Class A	33,700	21,521
	TongFu Microelectronics Co., Ltd., Class A	20,000	72,227
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	34,200	58,613
	Tongkun Group Co., Ltd., Class A	47,000	189,071
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,100	62,580
	Tongling Nonferrous Metals Group Co., Ltd., Class A	153,700	87,584
	Tongwei Co., Ltd., Class A	10,400	69,831
	Tongyu Heavy Industry Co., Ltd., Class A	50,700	26,679
*	Topchoice Medical Corp., Class A	2,300	112,789
	Topsec Technologies Group, Inc., Class A	16,700	47,292
	Topsports International Holdings, Ltd.	444,000	619,622
	Towngas China Co., Ltd.	346,643	227,753
	Transfar Zhilian Co., Ltd., Class A	73,300	80,659
	TravelSky Technology, Ltd., Class H	216,000	366,936
*	Trigiant Group, Ltd.	272,000	22,753
*	Trip.com Group, Ltd., ADR	88,312	2,289,930
	Tsingtao Brewery Co., Ltd., Class H	132,000	1,043,294
*	TuanChe, Ltd., ADR	2,543	7,146
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	42,000	13,420
*	Tuniu Corp., Sponsored ADR	11,396	23,020
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	17,100	11,989
	UE Furniture Co., Ltd., Class A	9,400	14,205
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	4,100	121,570
	Unilumin Group Co., Ltd., Class A	14,600	21,498
	Uni-President China Holdings, Ltd.	168,000	168,917
	Unisplendour Corp., Ltd., Class A	12,760	52,168
	United Energy Group, Ltd.	2,540,000	346,312
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	22,300	47,485
	Valiant Co., Ltd., Class A	20,200	56,791
	Vats Liquor Chain Store Management JSC, Ltd., Class A	4,200	21,687
	Vatti Corp., Ltd., Class A	13,600	14,601
	Victory Giant Technology Huizhou Co., Ltd., Class A	15,300	59,338
*	Viomi Technology Co., Ltd., ADR	1,535	8,565
*	Vipshop Holdings, Ltd., ADR	188,160	3,129,101

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Virscend Education Co., Ltd.	296,000	$28,978
	Walvax Biotechnology Co., Ltd., Class A	7,300	97,413
*	Wanda Film Holding Co., Ltd., Class A	6,400	12,852
	Wangfujing Group Co., Ltd., Class A	14,600	58,465
	Wangneng Environment Co., Ltd., Class A	8,600	21,562
	Wangsu Science & Technology Co., Ltd., Class A	71,000	68,285
	Want Want China Holdings, Ltd.	851,000	574,430
	Wanxiang Qianchao Co., Ltd., Class A	55,900	47,482
	Wasion Holdings, Ltd.	134,000	42,435
#*	Weibo Corp., Sponsored ADR	28,791	1,623,812
	Weichai Power Co., Ltd., Class H	633,000	1,387,399
	Weifu High-Technology Group Co., Ltd., Class A	6,500	20,371
	Weihai Guangwei Composites Co., Ltd., Class A	14,500	153,629
	Western Securities Co., Ltd., Class A	45,100	51,489
	Western Superconducting Technologies Co., Ltd., Class A	2,261	27,166
	Wharf Holdings, Ltd. (The)	177,000	600,588
	Will Semiconductor Co., Ltd., Class A	6,139	288,319
	Wingtech Technology Co., Ltd., Class A	2,700	45,841
	Winning Health Technology Group Co., Ltd., Class A	23,300	52,048
	Wisdom Education International Holdings Co., Ltd.	132,000	28,590
	Wolong Electric Group Co., Ltd., Class A	24,000	47,833
	Wuchan Zhongda Group Co., Ltd., Class A	58,800	53,427
	Wuhan Department Store Group Co., Ltd., Class A	18,700	30,496
	Wuhan Guide Infrared Co., Ltd., Class A	13,300	56,556
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,300	25,910
*	Wuhan P&S Information Technology Co., Ltd., Class A	21,500	23,184
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,250	36,931
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	47,400	142,405
	Wuhu Token Science Co., Ltd., Class A	37,700	52,473
	Wuliangye Yibin Co., Ltd., Class A	22,512	772,535
	WUS Printed Circuit Kunshan Co., Ltd., Class A	32,890	67,458
*	Wuxi Biologics Cayman, Inc.	7,500	114,557
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	2,580	30,464
	Wuxi Taiji Industry Co., Ltd., Class A	38,600	55,887
	XCMG Construction Machinery Co., Ltd., Class A	80,900	73,082
*	XD, Inc.	25,000	158,915
	XGD, Inc., Class A	12,100	18,968
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	72,500	64,583
	Xiamen C & D, Inc., Class A	54,200	59,393
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	10,483	25,829
	Xiamen Faratronic Co., Ltd., Class A	4,400	122,247
	Xiamen International Airport Co., Ltd., Class A	8,200	19,484
	Xiamen International Port Co., Ltd., Class H	152,000	16,433
	Xiamen Intretech, Inc., Class A	9,990	59,099
	Xiamen ITG Group Corp., Ltd., Class A	36,900	40,622
	Xiamen Kingdomway Group Co., Class A	13,000	69,272
	Xiamen Meiya Pico Information Co., Ltd., Class A	17,800	51,930
	Xiamen Tungsten Co., Ltd., Class A	26,000	120,890
	Xiamen Xiangyu Co., Ltd., Class A	39,506	44,128
	Xi'an Triangle Defense Co., Ltd., Class A	2,400	15,429
	Xilinmen Furniture Co., Ltd., Class A	8,000	32,457
*	Xinchen China Power Holdings, Ltd.	83,000	5,195
	Xinfengming Group Co., Ltd., Class A	3,400	10,123
	Xingda International Holdings, Ltd.	219,678	46,124
	Xingfa Aluminium Holdings, Ltd.	41,000	64,661
	Xinhu Zhongbao Co., Ltd., Class A	112,500	51,141
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	104,000	67,317
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	204,756	384,745

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,400	$15,071
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	131,000	28,741
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	39,100	69,752
#	Xinte Energy Co., Ltd., Class H	16,400	37,559
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	20,400	58,696
	Xinyi Energy Holdings, Ltd.	366,000	235,147
	Xinyuan Real Estate Co., Ltd., ADR	15,700	32,656
#	Xtep International Holdings, Ltd.	155,943	216,866
	Xuji Electric Co., Ltd., Class A	26,200	57,917
*	Xunlei, Ltd., ADR	19,606	71,366
	Yadea Group Holdings, Ltd.	302,000	519,719
	Yango Group Co., Ltd., Class A	57,700	39,093
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	6,500	9,289
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	5,000	45,280
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	6,800	32,605
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	10,300	29,647
	Yantai Eddie Precision Machinery Co., Ltd., Class A	9,180	51,151
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	25,100	147,203
	YanTai Shuangta Food Co., Ltd., Class A	9,300	16,276
*	Yashili International Holdings, Ltd.	88,000	7,059
	Yealink Network Technology Corp., Ltd., Class A	7,123	101,933
	Yeebo International Holdings, Ltd.	42,000	17,558
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	57,600	44,413
	Yifan Pharmaceutical Co., Ltd., Class A	16,600	35,105
	Yifeng Pharmacy Chain Co., Ltd., Class A	11,220	84,903
	Yihai International Holding, Ltd.	119,000	717,820
	Yijiahe Technology Co., Ltd., Class A	2,520	23,810
	Yintai Gold Co., Ltd., Class A	63,100	89,307
*	Yiren Digital, Ltd., Sponsored ADR	20,600	83,636
*	Yixin Group, Ltd.	172,000	42,993
	Yixintang Pharmaceutical Group Co., Ltd., Class A	9,700	43,811
	Yonghui Superstores Co., Ltd., Class A	41,600	26,044
	Yonyou Network Technology Co., Ltd., Class A	12,800	71,162
	Youngor Group Co., Ltd., Class A	66,900	66,025
	Youzu Interactive Co., Ltd., Class A	6,100	12,867
	Yuexiu Property Co., Ltd.	418,800	389,972
	Yuexiu Transport Infrastructure, Ltd.	220,000	116,061
	Yunda Holding Co., Ltd., Class A	37,580	76,054
*	Yunnan Aluminium Co., Ltd., Class A	23,000	50,885
	Yunnan Baiyao Group Co., Ltd., Class A	5,200	79,880
	Yunnan Copper Co., Ltd., Class A	32,400	68,317
	Yunnan Energy New Material Co., Ltd., Class A	1,400	54,024
*	Yunnan Tin Co., Ltd., Class A	22,800	62,031
	Yunnan Water Investment Co., Ltd., Class H	63,000	9,240
	Yusys Technologies Co., Ltd., Class A	7,040	17,479
	Yutong Bus Co., Ltd., Class A	28,600	50,370
	Yuzhou Group Holdings Co., Ltd.	840,551	173,234
*	Zai Lab, Ltd.	5,850	821,375
	ZBOM Home Collection Co., Ltd., Class A	4,004	16,257
#*	Zepp Health Corp., ADR	6,732	74,994
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	3,829	217,841
	Zhaojin Mining Industry Co., Ltd., Class H	272,500	266,371
	Zhefu Holding Group Co., Ltd., Class A	87,300	75,936
*	Zhejiang Century Huatong Group Co., Ltd., Class A	143,820	124,534
	Zhejiang Chint Electrics Co., Ltd., Class A	24,300	159,573
	Zhejiang Communications Technology Co., Ltd.	25,700	19,773
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	29,000	19,377
	Zhejiang Crystal-Optech Co., Ltd., Class A	13,900	29,464
	Zhejiang Dahua Technology Co., Ltd., Class A	31,302	102,725

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Dingli Machinery Co., Ltd., Class A	6,500	$56,625
	Zhejiang Expressway Co., Ltd., Class H	334,000	281,979
	Zhejiang Hailiang Co., Ltd., Class A	26,100	46,015
	Zhejiang HangKe Technology, Inc. Co., Class A	1,589	30,355
	Zhejiang Hangmin Co., Ltd., Class A	16,190	11,690
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	16,500	19,348
	Zhejiang Huace Film & Television Co., Ltd., Class A	38,900	34,277
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	25,100	75,910
	Zhejiang Huayou Cobalt Co., Ltd., Class A	3,400	69,339
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,700	67,791
	Zhejiang Jianfeng Group Co., Ltd., Class A	8,900	14,402
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,480	33,664
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	62,403
*	Zhejiang Jingu Co., Ltd., Class A	22,000	18,538
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	25,560	30,847
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	87,900	42,823
	Zhejiang Juhua Co., Ltd., Class A	51,000	93,283
	Zhejiang Longsheng Group Co., Ltd., Class A	59,300	112,832
	Zhejiang Medicine Co., Ltd., Class A	8,216	20,328
	Zhejiang Meida Industrial Co., Ltd., Class A	10,600	24,612
	Zhejiang Narada Power Source Co., Ltd., Class A	22,300	49,854
	Zhejiang NHU Co., Ltd., Class A	21,040	84,551
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	60,970	35,831
	Zhejiang Runtu Co., Ltd., Class A	23,800	32,722
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	16,300	54,130
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	31,500	177,916
	Zhejiang Semir Garment Co., Ltd., Class A	26,300	39,681
	Zhejiang Southeast Space Frame Co., Ltd., Class A	17,900	22,561
	Zhejiang Supor Co., Ltd., Class A	2,100	16,861
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	2,880	12,257
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	25,500	20,755
	Zhejiang Wanliyang Co., Ltd., Class A	15,300	21,003
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	3,600	15,508
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	13,100	38,776
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	8,100	75,408
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	15,411	26,385
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	13,000	44,449
	Zhejiang Yankon Group Co., Ltd., Class A	35,700	20,097
	Zhejiang Yasha Decoration Co., Ltd., Class A	23,500	26,490
	Zhejiang Yinlun Machinery Co., Ltd., Class A	13,500	25,721
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	61,800	72,469
	Zhenro Properties Group, Ltd.	356,000	198,772
*	Zheshang Securities Co., Ltd., Class A	20,000	34,432
	Zhong An Group, Ltd.	859,000	40,991
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	227,400	1,234,666
*	Zhongfu Straits Pingtan Development Co., Ltd., Class A	47,000	20,273
	Zhongji Innolight Co., Ltd., Class A	9,600	63,555
	Zhongjin Gold Corp., Ltd., Class A	29,400	37,416
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	36,800	37,509
	Zhongsheng Group Holdings, Ltd.	169,000	1,557,544
*	Zhongtian Financial Group Co., Ltd., Class A	100,000	33,681
	Zhongyu Gas Holdings, Ltd.	169,000	144,998
*	Zhongyuan Bank Co., Ltd., Class H	126,000	17,941
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	148,100	1,156,895
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	6,000	71,441
	Zhuzhou Kibing Group Co., Ltd., Class A	34,400	111,065
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	54,000	99,917
*	ZJBC Information Technology Co., Ltd., Class A	10,460	5,612
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	418,800	360,698

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZTE Corp., Class H	162,800	$581,648
	ZTO Express Cayman, Inc., ADR	26,052	704,967
TOTAL CHINA			309,434,682
COLOMBIA — (0.1%)
	Banco de Bogota SA	1,524	26,837
	Bancolombia SA, Sponsored ADR	3,224	91,723
	Bancolombia SA	16,045	112,125
	Celsia SA ESP	70,388	73,365
	Grupo Aval Acciones y Valores SA, ADR	3,200	16,704
	Grupo de Inversiones Suramericana SA	26,751	119,338
	Grupo Energia Bogota SA ESP	143,003	93,258
	Interconexion Electrica SA ESP	43,920	247,121
	Mineros SA	23,169	22,075
TOTAL COLOMBIA			802,546
CZECH REPUBLIC — (0.0%)
*	Komercni banka A.S.	8,507	315,786
	O2 Czech Republic A.S.	5,693	69,495
TOTAL CZECH REPUBLIC			385,281
EGYPT — (0.0%)
*	Commercial International Bank Egypt S.A.E., GDR	54,917	199,351
GREECE — (0.3%)
*	Alpha Services and Holdings SA	127,135	164,178
	Athens Water Supply & Sewage Co. SA	8,519	79,711
	Autohellas Tourist and Trading SA	5,765	49,966
	Bank of Greece	3,592	66,125
*	Ellaktor SA	12,618	19,313
*	Eurobank Ergasias Services and Holdings SA, Class A	261,276	246,259
*	Fourlis Holdings SA	15,510	76,684
*	GEK Terna Holding Real Estate Construction SA	9,800	110,652
	Hellenic Petroleum SA	10,947	74,907
	Hellenic Telecommunications Organization SA	6,073	110,822
	Holding Co. ADMIE IPTO SA	18,379	56,668
*	Intracom Holdings SA	12,803	27,493
	JUMBO SA	8,975	142,585
*	LAMDA Development SA	11,105	110,987
*	Motor Oil Hellas Corinth Refineries SA	22,274	357,983
	OPAP SA	23,706	342,429
*	Piraeus Financial Holdings SA	2,213	3,805
	Piraeus Port Authority SA	1,629	37,374
	Quest Holdings SA	2,849	50,957
	Sarantis SA	5,400	56,383
	Terna Energy SA	13,676	183,786
TOTAL GREECE			2,369,067
HONG KONG — (0.1%)
	PAX Global Technology, Ltd.	311,000	337,352
	Texhong Textile Group, Ltd.	59,000	86,264
*	Truly International Holdings, Ltd.	414,000	150,882
	Zhuguang Holdings Group Co., Ltd.	486,000	97,520
TOTAL HONG KONG			672,018
HUNGARY — (0.2%)
	4iG Nyrt	5,746	12,551

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	Magyar Telekom Telecommunications P.L.C.	133,563	$189,004
*	Opus Global Nyrt	12,230	9,647
*	OTP Bank Nyrt	16,978	915,554
	Richter Gedeon Nyrt	19,824	543,885
TOTAL HUNGARY			1,670,641
INDIA — (12.4%)
*	3i Infotech, Ltd.	275,704	34,784
	Aarti Drugs, Ltd.	11,200	100,545
	ABB India, Ltd.	5,794	132,103
	ABB Power Products & System India, Ltd.	362	9,435
	Abbott India, Ltd.	126	31,969
*	Adani Green Energy, Ltd.	38,568	454,126
	Adani Ports & Special Economic Zone, Ltd.	52,616	478,475
*	ADF Foods, Ltd.	2,521	30,703
*	Aditya Birla Capital, Ltd.	119,888	187,308
	Advanced Enzyme Technologies, Ltd.	8,593	45,878
	Aegis Logistics, Ltd.	32,543	140,151
*	AGC Networks, Ltd.	903	14,480
	Agro Tech Foods, Ltd.	490	6,541
*	Ahluwalia Contracts India, Ltd.	3,043	16,004
*	AIA Engineering, Ltd.	4,632	124,627
	Ajanta Pharma, Ltd.	6,870	212,658
	Akzo Nobel India, Ltd.	3,120	94,971
	Alembic Pharmaceuticals, Ltd.	14,406	152,524
	Alembic, Ltd.	14,547	23,689
	Alkem Laboratories, Ltd.	6,450	300,309
	Alkyl Amines Chemicals	1,387	81,730
	Allcargo Logistics, Ltd.	12,569	33,455
	Amara Raja Batteries, Ltd.	17,293	167,886
*	Amber Enterprises India, Ltd.	1,804	72,450
	Anant Raj, Ltd.	23,144	19,993
*	Andhra Sugars, Ltd. (The)	4,800	36,354
*	Apar Industries, Ltd.	3,915	34,223
*	APL Apollo Tubes, Ltd.	6,695	157,396
	Apollo Hospitals Enterprise, Ltd.	16,301	884,248
	Aptech, Ltd.	3,134	12,201
*	Arvind Fashions, Ltd.	10,415	29,346
	Ashiana Housing, Ltd.	3,766	8,794
*	Ashok Leyland, Ltd.	266,160	475,263
*	Ashoka Buildcon, Ltd.	30,382	44,152
	Asian Paints, Ltd.	65,089	2,587,551
*	Aster DM Healthcare, Ltd.	6,444	14,148
	Astra Microwave Products, Ltd.	13,392	30,925
	Astral, Ltd.	8,642	241,051
	AstraZeneca Pharma India, Ltd.	1,043	47,139
	Atul, Ltd.	3,401	412,819
*	AU Small Finance Bank, Ltd.	11,017	179,764
	Aurobindo Pharma, Ltd.	69,056	853,050
	Avanti Feeds, Ltd.	11,359	97,570
*	Avenue Supermarts, Ltd.	8,148	383,762
*	Axis Bank, Ltd.	77,281	738,451
	Bajaj Auto, Ltd.	7,212	373,001
	Bajaj Consumer Care, Ltd.	30,884	119,044
*	Bajaj Electricals, Ltd.	4,900	75,707
	Bajaj Finance, Ltd.	11,379	955,883
	Bajaj Finserv, Ltd.	3,370	646,851
*	Bajaj Hindusthan Sugar, Ltd.	143,434	36,694
	Bajaj Holdings & Investment, Ltd.	4,733	255,707

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines, Ltd.	3,039	$133,732
	Balkrishna Industries, Ltd.	10,841	347,475
	Balmer Lawrie & Co., Ltd.	17,962	32,747
	Balrampur Chini Mills, Ltd.	16,681	86,262
*	Banco Products India, Ltd.	4,410	10,179
*	Bank of Baroda	154,732	167,627
*	Bank of India	58,291	58,852
*	Bank of Maharashtra	198,188	58,732
	BASF India, Ltd.	3,757	146,602
	Bata India, Ltd.	9,736	213,412
	Bayer CropScience, Ltd.	1,719	134,031
	BEML, Ltd.	6,603	116,050
	Berger Paints India, Ltd.	67,217	763,962
*	BF Utilities, Ltd.	2,290	15,036
	Bhansali Engineering Polymers, Ltd.	14,076	35,601
*	Bharat Bijlee, Ltd.	943	17,234
	Bharat Electronics, Ltd.	354,361	879,648
*	Bharat Heavy Electricals, Ltd.	197,734	158,566
	Bharat Petroleum Corp., Ltd.	134,468	807,246
	Bharat Rasayan, Ltd.	57	10,196
	Bharti Airtel, Ltd.	118,067	898,011
	Birlasoft, Ltd.	54,014	292,462
	Bliss Gvs Pharma, Ltd.	4,620	6,690
	Blue Dart Express, Ltd.	920	67,704
	Blue Star, Ltd.	6,322	71,736
*	Bodal Chemicals, Ltd.	17,752	28,448
	Bombay Burmah Trading Co.	876	14,656
	Bosch, Ltd.	933	187,607
*	Brigade Enterprises, Ltd.	19,977	85,913
	Britannia Industries, Ltd.	6,088	280,650
	Cadila Healthcare, Ltd.	69,020	544,603
*	Camlin Fine Sciences, Ltd.	3,625	9,191
	Can Fin Homes, Ltd.	13,775	100,191
*	Canara Bank	47,506	97,652
*	Capacit'e Infraprojects, Ltd.	4,149	12,833
	Caplin Point Laboratories, Ltd.	5,678	67,396
	Carborundum Universal, Ltd.	9,579	87,508
	Castrol India, Ltd.	133,835	249,156
	CCL Products India, Ltd.	17,674	104,563
*	Ceat, Ltd.	2,974	54,095
	Central Depository Services India, Ltd.	11,342	203,567
*	Century Plyboards India, Ltd.	14,781	84,055
	Century Textiles & Industries, Ltd.	9,797	105,802
	Cera Sanitaryware, Ltd.	1,024	61,450
	Chambal Fertilizers & Chemicals, Ltd.	36,487	150,178
*	Chennai Petroleum Corp., Ltd.	9,060	13,931
	Cholamandalam Financial Holdings, Ltd.	19,981	179,995
	Cholamandalam Investment and Finance Co., Ltd.	92,543	591,712
	Cigniti Technologies, Ltd.	1,193	9,191
*	Cipla, Ltd.	56,072	694,244
	City Union Bank, Ltd.	55,299	112,192
	Clariant Chemicals India, Ltd.	4,039	33,425
	Cochin Shipyard, Ltd.	9,822	49,767
	Coforge, Ltd.	8,401	574,784
	Colgate-Palmolive India, Ltd.	32,280	739,408
	Container Corp. Of India, Ltd.	25,859	224,321
	Coromandel International, Ltd.	25,960	319,747
	Cosmo Films, Ltd.	4,592	73,307
*	CreditAccess Grameen, Ltd.	7,554	67,498

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	CRISIL, Ltd.	2,050	$76,897
*	CSB Bank, Ltd.	5,428	25,557
	Cummins India, Ltd.	16,696	191,456
	Cyient, Ltd.	14,241	189,334
	Dabur India, Ltd.	57,436	464,921
*	Dalmia Bharat Sugar & Industries, Ltd.	1,698	11,008
*	DCB Bank, Ltd.	22,733	32,190
	DCM Shriram, Ltd.	8,501	106,589
*	DCW, Ltd.	46,170	25,053
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,223	76,309
	Deepak Nitrite, Ltd.	22,857	626,811
	Delta Corp., Ltd.	26,787	66,343
*	DEN Networks, Ltd.	22,281	15,898
	Dhampur Sugar Mills, Ltd.	5,947	28,604
*	Dhani Services, Ltd.	36,743	114,237
	Dhanuka Agritech, Ltd.	3,548	45,242
	Dilip Buildcon, Ltd.	8,553	64,914
*	Dish TV India, Ltd.	268,428	51,101
*	Dishman Carbogen Amcis, Ltd.	8,585	24,102
*	Divi's Laboratories, Ltd.	14,213	935,249
*	Dixon Technologies India, Ltd.	4,692	271,805
	Dollar Industries, Ltd.	2,411	11,401
	Dr Lal PathLabs, Ltd.	6,444	308,747
*	DRC Systems India, Ltd.	78	307
*	Dredging Corp. of India, Ltd.	2,277	11,836
	Dwarikesh Sugar Industries, Ltd.	16,162	16,734
*	Dynamatic Technologies, Ltd.	486	11,050
	eClerx Services, Ltd.	6,418	194,252
	Edelweiss Financial Services, Ltd.	71,886	88,957
*	Eicher Motors, Ltd.	18,595	633,621
*	EID Parry India, Ltd.	27,751	162,668
	Electrosteel Castings, Ltd.	48,669	25,263
	Elgi Equipments, Ltd.	11,526	33,889
	Emami, Ltd.	47,909	361,082
*	Endurance Technologies, Ltd.	4,855	112,906
	Engineers India, Ltd.	61,198	61,913
	EPL, Ltd.	33,737	112,319
	Eris Lifesciences, Ltd.	7,881	83,751
	ESAB India, Ltd.	828	21,071
	Escorts, Ltd.	12,978	207,546
*	Eveready Industries India, Ltd.	8,775	43,707
*	Excel Industries, Ltd.	1,401	21,977
	Exide Industries, Ltd.	96,789	232,419
*	FDC, Ltd.	10,370	51,899
	Federal Bank, Ltd.	237,904	280,334
*	Filatex India, Ltd.	12,871	17,221
	Fine Organic Industries, Ltd.	511	20,531
	Finolex Cables, Ltd.	17,633	123,804
*	Finolex Industries, Ltd.	53,370	127,169
	Firstsource Solutions, Ltd.	105,179	274,304
	Force Motors, Ltd.	1,031	20,792
*	Fortis Healthcare, Ltd.	28,910	97,309
	Galaxy Surfactants, Ltd.	4,440	186,249
*	Garware Technical Fibres, Ltd.	1,986	92,143
	Gateway Distriparks, Ltd.	8,998	34,032
*	Gati, Ltd.	15,561	34,350
	GE Power India, Ltd.	4,704	21,085
*	GE T&D India, Ltd.	2,445	4,690
*	General Insurance Corp. of India	21,901	53,200

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures, Ltd.	21,338	$20,508
	Geojit Financial Services, Ltd.	10,080	11,933
*	GFL, Ltd.	8,709	8,853
	Gillette India, Ltd.	1,326	106,901
	GlaxoSmithKline Pharmaceuticals, Ltd.	2,028	43,923
	Glenmark Pharmaceuticals, Ltd.	19,922	163,246
	GMM Pfaudler, Ltd.	742	45,935
*	Godrej Consumer Products, Ltd.	43,141	575,705
*	Godrej Industries, Ltd.	11,258	83,311
*	Godrej Properties, Ltd.	10,591	229,354
	Goodyear India, Ltd.	675	11,539
	Granules India, Ltd.	27,971	142,970
*	Graphite India, Ltd.	13,269	126,621
	Grasim Industries, Ltd.	42,219	884,771
	Great Eastern Shipping Co., Ltd. (The)	6,864	31,313
*	Greaves Cotton, Ltd.	10,547	22,871
*	Greenlam Industries, Ltd.	178	3,256
	Greenply Industries, Ltd.	16,859	43,340
	Grindwell Norton, Ltd.	8,819	149,776
	Gujarat Alkalies & Chemicals, Ltd.	8,503	55,053
*	Gujarat Ambuja Exports, Ltd.	13,020	33,762
*	Gujarat Fluorochemicals, Ltd.	5,594	130,413
	Gujarat Gas, Ltd.	34,186	330,344
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,305	99,775
	Gujarat Pipavav Port, Ltd.	63,610	94,680
	Gujarat State Fertilizers & Chemicals, Ltd.	34,779	57,046
	Gujarat State Petronet, Ltd.	74,479	346,922
	Gulf Oil Lubricants India, Ltd.	3,463	30,299
*	Hathway Cable & Datacom, Ltd.	25,207	8,866
	Hatsun Agro Products, Ltd.	7,173	89,408
	Havells India, Ltd.	25,512	402,645
	HBL Power Systems, Ltd.	21,877	15,289
	HCL Technologies, Ltd.	156,763	2,156,063
	HDFC Asset Management Co., Ltd.	11,321	435,209
	HDFC Life Insurance Co., Ltd.	25,197	225,293
*	HealthCare Global Enterprises, Ltd.	3,221	10,991
	HEG, Ltd.	2,712	83,183
*	Hemisphere Properties India, Ltd.	3,759	7,216
	Heritage Foods, Ltd.	2,344	15,444
	Hero MotoCorp, Ltd.	29,991	1,118,532
	Hester Biosciences, Ltd.	445	14,218
*	HFCL, Ltd.	153,778	156,308
*	HG Infra Engineering, Ltd.	3,130	22,228
	Himadri Speciality Chemical, Ltd.	44,524	31,157
	Himatsingka Seide, Ltd.	10,152	36,846
	Hinduja Global Solutions, Ltd.	2,888	115,306
	Hindustan Aeronautics, Ltd.	5,171	77,647
*	Hindustan Construction Co., Ltd.	265,796	41,870
*	Hindustan Oil Exploration Co., Ltd.	9,749	16,564
	Hindustan Unilever, Ltd.	69,539	2,190,544
	Honda India Power Products, Ltd.	808	13,163
	Honeywell Automation India, Ltd.	654	375,651
	Housing Development Finance Corp., Ltd.	58,454	1,925,387
	HSIL, Ltd.	11,277	37,938
	Huhtamaki India, Ltd.	5,375	21,842
	I G Petrochemicals, Ltd.	2,474	23,164
	ICICI Bank, Ltd., Sponsored ADR	141,170	2,624,350
	ICICI Bank, Ltd.	84,009	772,463
	ICICI Lombard General Insurance Co., Ltd.	47,378	941,543

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ICICI Prudential Life Insurance Co., Ltd.	30,984	$263,415
	ICICI Securities, Ltd.	12,439	122,068
*	IDFC First Bank, Ltd.	573,303	401,234
*	IDFC, Ltd.	358,281	280,431
*	IFCI, Ltd.	73,561	14,232
	IIFL Finance, Ltd.	26,619	108,125
	IIFL Securities, Ltd.	12,473	18,899
	IIFL Wealth Management, Ltd.	2,883	53,791
*	India Glycols, Ltd.	3,751	34,494
	Indiabulls Housing Finance, Ltd.	63,401	235,262
*	Indiabulls Real Estate, Ltd.	23,832	48,779
*	IndiaMart InterMesh, Ltd.	2,330	224,049
	Indian Energy Exchange, Ltd.	18,169	105,394
	Indian Railway Catering & Tourism Corp., Ltd.	1,715	53,900
	Indo Count Industries, Ltd.	19,498	69,814
	Indoco Remedies, Ltd.	9,177	55,405
*	IndoStar Capital Finance, Ltd.	2,324	10,582
	Indraprastha Gas, Ltd.	61,861	465,872
	Indus Towers, Ltd.	88,285	265,075
*	IndusInd Bank, Ltd.	10,784	142,704
*	Infibeam Avenues, Ltd.	64,558	38,382
	Info Edge India, Ltd.	6,860	480,706
	Infosys, Ltd., Sponsored ADR	263,821	5,835,721
	Infosys, Ltd.	219,177	4,780,428
*	Ingersoll-Rand India, Ltd.	1,817	24,060
*	Inox Leisure, Ltd.	12,248	53,784
*	Inox Wind Energy, Ltd.	871	9,658
*	Inox Wind, Ltd.	13,063	24,961
	Insecticides India, Ltd.	1,031	10,913
*	Intellect Design Arena, Ltd.	6,762	68,268
	Ipca Laboratories, Ltd.	16,855	473,073
	IRB Infrastructure Developers, Ltd.	27,242	60,795
	IRCON International, Ltd.	50,746	30,084
	ITD Cementation India, Ltd.	9,348	10,806
*	ITI, Ltd.	6,089	10,473
	J Kumar Infraprojects, Ltd.	8,288	24,583
*	Jagran Prakashan, Ltd.	12,267	11,016
*	Jaiprakash Associates, Ltd.	196,568	31,560
	Jamna Auto Industries, Ltd.	11,234	13,591
	JB Chemicals & Pharmaceuticals, Ltd.	8,273	202,548
	Jindal Poly Films, Ltd.	4,766	64,325
*	JK Paper, Ltd.	16,886	59,561
	JM Financial, Ltd.	98,828	141,265
	JMC Projects India, Ltd.	6,414	10,874
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,005	31,049
*	Jubilant Foodworks, Ltd.	8,425	428,205
*	Just Dial, Ltd.	12,380	161,322
	Jyothy Labs, Ltd.	14,344	32,854
	Kajaria Ceramics, Ltd.	12,997	173,889
	Kalpataru Power Transmission, Ltd.	16,068	102,557
	Kansai Nerolac Paints, Ltd.	30,213	254,851
	Karur Vysya Bank, Ltd. (The)	45,425	29,541
	Kaveri Seed Co., Ltd.	3,935	38,396
	KCP, Ltd. (The)	24,082	52,386
	KEC International, Ltd.	28,473	163,221
	KEI Industries, Ltd.	12,397	120,082
	Kennametal India, Ltd.	771	13,014
*	Kesoram Industries, Ltd.	22,965	29,537
	Kiri Industries, Ltd.	6,179	48,350

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kirloskar Brothers, Ltd.	3,958	$22,653
	Kirloskar Ferrous Industries, Ltd.	6,284	25,963
*	Kirloskar Industries, Ltd.	805	18,404
	Kirloskar Oil Engines, Ltd.	13,471	45,322
*	KNR Constructions, Ltd.	28,063	102,180
*	Kotak Mahindra Bank, Ltd.	32,962	735,735
*	KPIT Technologies, Ltd.	44,450	168,947
	KPR Mill, Ltd.	4,298	109,894
*	KRBL, Ltd.	8,804	32,583
	KSB, Ltd.	2,171	33,968
*	LA Opala RG, Ltd.	5,178	19,406
	Lakshmi Machine Works, Ltd.	497	58,294
	Laurus Labs, Ltd.	85,029	740,611
*	LG Balakrishnan & Bros, Ltd.	2,269	15,813
	LIC Housing Finance, Ltd.	88,311	488,383
	Linde India, Ltd.	1,574	37,267
	LT Foods, Ltd.	20,125	20,597
	Lumax Auto Technologies, Ltd.	8,072	18,289
	Lupin, Ltd.	42,136	629,322
	LUX Industries, Ltd.	1,356	76,009
	Mahanagar Gas, Ltd.	10,794	168,985
	Maharashtra Scooters, Ltd.	592	33,434
	Mahindra & Mahindra, Ltd.	95,721	960,270
*	Mahindra CIE Automotive, Ltd.	14,522	52,946
*	Mahindra Lifespace Developers, Ltd.	3,666	37,480
	Mahindra Logistics, Ltd.	3,294	33,216
*	Maithan Alloys, Ltd.	714	11,192
	Man Infraconstruction, Ltd.	10,347	9,079
	Manappuram Finance, Ltd.	76,095	212,584
*	Mangalore Refinery & Petrochemicals, Ltd.	16,296	9,793
	Marico, Ltd.	172,010	1,266,180
	Marksans Pharma, Ltd.	60,249	66,366
	Maruti Suzuki India, Ltd.	7,173	675,526
*	MAS Financial Services, Ltd.	2,038	22,518
	Mastek, Ltd.	1,601	56,011
*	Max Financial Services, Ltd.	35,655	537,582
*	Max Healthcare Institute, Ltd.	26,141	105,039
	Mayur Uniquoters, Ltd.	4,564	31,325
*	Meghmani Finechem, Ltd.	2,456	33,449
	Meghmani Organics, Ltd.	26,124	15,085
	Metropolis Healthcare, Ltd.	6,475	248,130
	Minda Corp., Ltd.	6,111	11,405
	Minda Industries, Ltd.	7,008	71,164
	Mindtree, Ltd.	18,597	715,846
	Mishra Dhatu Nigam, Ltd.	3,855	9,841
*	Motherson Sumi Systems, Ltd.	99,666	314,583
	Motilal Oswal Financial Services, Ltd.	6,952	88,234
	Mphasis, Ltd.	28,724	1,008,591
	MRF, Ltd.	159	171,414
	Multi Commodity Exchange of India, Ltd.	913	19,596
	Muthoot Finance, Ltd.	39,151	818,758
	Natco Pharma, Ltd.	6,252	85,526
*	National Fertilizers, Ltd.	23,497	20,348
	Navin Fluorine International, Ltd.	3,715	183,041
*	Navneet Education, Ltd.	15,738	21,172
	NBCC India, Ltd.	74,349	51,615
	NCC, Ltd.	107,839	127,414
*	NESCO, Ltd.	2,189	17,958
	Neuland Laboratories, Ltd.	1,060	28,261

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Newgen Software Technologies, Ltd.	3,206	$26,098
	NHPC, Ltd.	39,118	13,840
	NIIT, Ltd.	25,831	112,329
	Nilkamal, Ltd.	2,078	72,664
	NOCIL, Ltd.	18,181	64,236
	Novartis India, Ltd.	1,266	16,350
*	NRB Bearings, Ltd.	9,283	17,469
	Nucleus Software Exports, Ltd.	2,543	23,189
*	Oberoi Realty, Ltd.	30,880	278,785
*	Olectra Greentech, Ltd.	4,078	16,669
*	Omaxe, Ltd.	8,455	9,838
	OnMobile Global, Ltd.	15,797	29,400
	Oracle Financial Services Software, Ltd.	7,013	406,794
	Orient Electric, Ltd.	20,792	91,268
	Orient Paper & Industries, Ltd.	25,213	10,659
	Oriental Aromatics, Ltd.	1,776	21,965
	Oriental Carbon & Chemicals, Ltd.	1,909	28,988
	Page Industries, Ltd.	1,176	498,049
	Paisalo Digital, Ltd.	2,352	20,807
*	PC Jeweller, Ltd.	36,823	12,135
	Persistent Systems, Ltd.	17,931	758,738
	Petronet LNG, Ltd.	220,988	652,129
	Pfizer, Ltd.	807	63,810
	Phillips Carbon Black, Ltd.	19,262	70,548
*	Phoenix Mills, Ltd. (The)	7,311	84,256
	PI Industries, Ltd.	11,536	458,472
	Pidilite Industries, Ltd.	18,949	582,714
	Piramal Enterprises, Ltd.	7,781	243,478
*	PNB Housing Finance, Ltd.	15,035	136,776
*	PNC Infratech, Ltd.	22,005	92,691
*	Poly Medicure, Ltd.	3,019	39,919
	Polyplex Corp., Ltd.	7,732	157,312
	Power Finance Corp., Ltd.	291,626	510,260
	Power Grid Corp. of India, Ltd.	193,706	445,948
	Power Grid Corporation of India, Ltd.	64,569	148,374
	Power Mech Projects, Ltd.	944	10,382
*	Praj Industries, Ltd.	12,614	62,672
	Prataap Snacks, Ltd.	989	9,705
*	Prestige Estates Projects, Ltd.	33,380	153,118
*	Pricol, Ltd.	12,224	15,815
*	Prism Johnson, Ltd.	14,790	27,505
	Privi Speciality Chemicals, Ltd.	1,278	27,370
	Procter & Gamble Health, Ltd.	1,075	78,175
	Procter & Gamble Hygiene & Health Care, Ltd.	1,819	310,398
*	PSP Projects, Ltd.	1,462	9,106
	PTC India, Ltd.	102,268	141,631
*	Punjab & Sind Bank	86,762	23,348
*	PVR, Ltd.	8,819	166,525
	Quess Corp., Ltd.	17,850	210,228
	Quick Heal Technologies, Ltd.	4,305	17,600
	Radico Khaitan, Ltd.	18,038	219,597
	Rain Industries, Ltd.	41,989	146,501
	Rajesh Exports, Ltd.	13,874	115,624
	Rallis India, Ltd.	17,572	76,490
*	Ramco Systems, Ltd.	1,185	8,485
*	Ramkrishna Forgings, Ltd.	1,589	17,638
	Rane Holdings, Ltd.	1,032	10,307
	Rashtriya Chemicals & Fertilizers, Ltd.	52,545	59,590
*	Ratnamani Metals & Tubes, Ltd.	2,156	62,850

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	RattanIndia Power, Ltd.	424,341	$37,259
*	Raymond, Ltd.	7,169	42,503
*	RBL Bank, Ltd.	51,085	132,945
	REC, Ltd.	233,985	479,814
	Redington India, Ltd.	77,403	342,417
*	Relaxo Footwears, Ltd.	10,138	156,544
	Rhi Magnesita India, Ltd.	2,346	11,058
*	RP-SG Business Process Services, Ltd.	2,907	28,094
*	RSWM, Ltd.	2,292	12,310
*	Sadbhav Engineering, Ltd.	9,197	8,676
	Sagar Cements, Ltd.	729	12,854
	Sanofi India, Ltd.	1,278	143,235
	Sasken Technologies, Ltd.	786	13,802
*	Savita Oil Technologies, Ltd.	1,776	35,575
	SBI Life Insurance Co., Ltd.	42,685	638,696
	Schaeffler India, Ltd.	1,159	108,157
*	Schneider Electric Infrastructure, Ltd.	8,940	16,735
	SH Kelkar & Co., Ltd.	22,503	51,362
*	Shankara Building Products, Ltd.	1,216	10,671
	Sharda Cropchem, Ltd.	6,206	29,052
*	Sheela Foam, Ltd.	2,057	66,117
*	Shilpa Medicare, Ltd.	7,105	60,376
*	Shoppers Stop, Ltd.	8,764	31,488
*	Shree Renuka Sugars, Ltd.	99,872	46,183
	Shriram City Union Finance, Ltd.	2,754	68,789
	Shriram Transport Finance Co., Ltd.	43,064	811,770
	Siemens, Ltd.	9,906	259,910
*	SIS, Ltd.	6,753	43,761
	SKF India, Ltd.	3,480	134,152
*	Snowman Logistics, Ltd.	32,403	22,127
	Sobha, Ltd.	8,551	68,392
	Solar Industries India, Ltd.	6,085	139,851
	Solara Active Pharma Sciences, Ltd.	2,392	52,829
	Somany Ceramics, Ltd.	1,375	12,961
	Somany Home Innovation, Ltd.	1,816	9,022
	Sonata Software, Ltd.	26,973	280,585
	SRF, Ltd.	8,107	944,814
*	Star Cement, Ltd.	13,188	19,759
	Sterlite Technologies, Ltd.	43,355	170,205
	Strides Pharma Science, Ltd.	13,748	142,500
	Subex, Ltd.	108,975	91,058
	Subros, Ltd.	3,640	16,096
	Sudarshan Chemical Industries	7,212	72,799
	Sun Pharmaceutical Industries, Ltd.	84,090	875,131
	Sun TV Network, Ltd.	24,535	189,591
	Sundaram Finance, Ltd.	11,034	383,689
	Sundaram-Clayton, Ltd.	1,163	56,965
	Sundram Fasteners, Ltd.	13,586	139,373
	Sunteck Realty, Ltd.	6,996	35,755
	Suprajit Engineering, Ltd.	6,190	27,998
	Supreme Industries, Ltd.	15,459	436,501
	Supreme Petrochem, Ltd.	1,034	9,999
	Suven Pharmaceuticals, Ltd.	8,138	55,440
*	Suvidhaa Infoserve, Ltd.	4,239	1,362
	Swaraj Engines, Ltd.	1,681	40,643
	Symphony, Ltd.	1,436	18,287
*	Syngene International, Ltd.	38,009	325,788
*	TAKE Solutions, Ltd.	12,235	10,442
	Tamil Nadu Newsprint & Papers, Ltd.	11,188	23,142

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamilnadu Petroproducts, Ltd.	13,419	$24,176
	Tanla Platforms, Ltd.	13,328	172,191
	Tata Communications, Ltd.	7,029	136,715
	Tata Consultancy Services, Ltd.	90,562	3,861,295
	Tata Consumer Products, Ltd.	118,833	1,206,958
	Tata Elxsi, Ltd.	10,858	618,278
	Tata Metaliks, Ltd.	1,238	22,054
*	Tata Motors, Ltd.	438,199	1,737,990
	TCI Express, Ltd.	999	20,458
*	TCNS Clothing Co., Ltd.	3,918	30,959
	Tech Mahindra, Ltd.	128,155	2,083,088
	Techno Electric & Engineering Co., Ltd.	18,592	75,026
*	Tejas Networks, Ltd.	13,442	46,347
	Texmaco Rail & Engineering, Ltd.	44,201	21,276
	Thermax, Ltd.	5,047	96,526
	Thirumalai Chemicals, Ltd.	23,745	62,547
*	Thomas Cook India, Ltd.	16,689	13,900
	Thyrocare Technologies, Ltd.	4,090	72,063
	Tide Water Oil Co. India, Ltd.	890	37,251
	Tide Water Oil Co., India, Ltd.	890	37,379
	Time Technoplast, Ltd.	45,472	50,296
	Timken India, Ltd.	4,451	93,944
	Tinplate Co. of India, Ltd. (The)	5,495	19,163
*	Titagarh Wagons, Ltd.	21,133	22,673
	Titan Co., Ltd.	35,413	820,480
	Torrent Pharmaceuticals, Ltd.	9,832	406,615
*	Tourism Finance Corp. of India, Ltd.	10,154	10,071
	Transport Corp. of India, Ltd.	5,905	33,552
	Trent, Ltd.	10,087	125,895
	Trident, Ltd.	222,937	62,011
*	Triveni Engineering & Industries, Ltd.	10,696	27,024
*	Triveni Turbine, Ltd.	15,426	25,560
	TTK Prestige, Ltd.	595	69,729
	Tube Investments of India, Ltd.	6,223	93,645
*	TV18 Broadcast, Ltd.	178,685	93,911
	TVS Motor Co., Ltd.	51,259	401,507
*	TVS Srichakra, Ltd.	787	22,920
	Uflex, Ltd.	10,234	75,103
	Ujjivan Financial Services, Ltd.	5,091	16,470
*	Unitech, Ltd.	209,369	5,366
	United Breweries, Ltd.	5,896	113,191
*	United Spirits, Ltd.	36,673	317,010
	UPL, Ltd.	195,104	2,116,243
*	VA Tech Wabag, Ltd.	9,891	49,086
	Vaibhav Global, Ltd.	8,415	94,044
	Vakrangee, Ltd.	159,662	77,744
	Valiant Organics, Ltd.	535	9,986
*	Vardhman Textiles, Ltd.	5,131	131,424
*	Varroc Engineering, Ltd.	2,039	9,287
	Varun Beverages, Ltd.	42,908	437,239
	Vesuvius India, Ltd.	2,177	38,596
	V-Guard Industries, Ltd.	21,842	73,271
	Vinati Organics, Ltd.	5,299	141,149
	Vindhya Telelinks, Ltd.	1,488	26,808
*	VIP Industries, Ltd.	7,986	43,729
*	V-Mart Retail, Ltd.	1,857	96,191
*	Vodafone Idea, Ltd.	1,100,831	122,864
*	Voltamp Transformers, Ltd.	896	18,693
	Voltas, Ltd.	19,857	283,303

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Welspun Enterprises, Ltd.	17,519	$24,987
*	West Coast Paper Mills, Ltd.	10,620	37,382
	Wheels India, Ltd.	1,591	17,997
	Whirlpool of India, Ltd.	6,335	187,195
	Wipro, Ltd.	137,230	1,082,678
*	Wockhardt, Ltd.	9,984	71,152
*	Wonderla Holidays, Ltd.	6,246	20,586
*	Yes Bank, Ltd.	108,012	18,617
	Zee Entertainment Enterprises, Ltd.	204,321	558,482
	Zensar Technologies, Ltd.	18,152	101,594
	Zydus Wellness, Ltd.	1,965	57,465
TOTAL INDIA			114,781,855
INDONESIA — (0.9%)
	Ace Hardware Indonesia Tbk PT	1,228,400	112,214
	Adhi Karya Persero Tbk PT	501,300	23,754
*	Adi Sarana Armada Tbk PT	313,800	52,102
*	Agung Semesta Sejahtera Tbk PT	344,900	1,192
*	Alam Sutera Realty Tbk PT	2,532,800	27,336
	Arwana Citramulia Tbk PT	661,900	34,554
	Astra Otoparts Tbk PT	111,600	8,183
	Bank BTPN Syariah Tbk PT	224,800	36,851
	Bank Central Asia Tbk PT	319,700	659,975
	Bank Mandiri Persero Tbk PT	1,187,500	467,906
	Bank Negara Indonesia Persero Tbk PT	670,700	221,505
*	Bank Pan Indonesia Tbk PT	341,300	17,216
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	592,800	50,234
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	13,275
	Bank Rakyat Indonesia Persero Tbk PT	2,374,900	609,272
*	Bank Tabungan Negara Persero Tbk PT	597,400	54,301
	Barito Pacific Tbk PT	2,120,100	142,258
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	19,367
*	Bintang Oto Global Tbk PT	233,500	22,121
	BISI International Tbk PT	170,900	13,161
*	Blue Bird Tbk PT	152,000	11,457
*	Bumi Serpong Damai Tbk PT	1,158,500	74,857
*	Capital Financial Indonesia Tbk PT	723,600	20,121
	Ciputra Development Tbk PT	2,351,400	140,671
	Elnusa Tbk PT	509,600	9,229
	Erajaya Swasembada Tbk PT	3,413,900	155,934
*	FKS Food Sejahtera Tbk PT	722,500	10,295
*	Gajah Tunggal Tbk PT	272,300	14,702
*	Hanson International Tbk PT	8,134,100	5,273
	Harum Energy Tbk PT	69,100	27,486
*	Indofarma Persero Tbk PT	49,800	9,127
	Indofood CBP Sukses Makmur Tbk PT	297,900	167,261
	Indofood Sukses Makmur Tbk PT	1,179,000	495,589
	Indomobil Sukses Internasional Tbk PT	220,000	13,016
*	Indosat Tbk PT	174,100	71,055
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,108,000	61,688
*	Inti Agri Resources Tbk PT	550,900	357
*	Intiland Development Tbk PT	880,700	9,939
	Jasa Marga Persero Tbk PT	571,600	155,800
	Jaya Real Property Tbk PT	709,100	22,274
	Kalbe Farma Tbk PT	5,459,000	475,778
*	KMI Wire & Cable Tbk PT	229,100	5,324
*	Kresna Graha Investama Tbk PT	1,622,300	18,406
	Link Net Tbk PT	207,000	65,856
*	Lippo Karawaci Tbk PT	7,539,000	77,744

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Map Aktif Adiperkasa PT	74,500	$8,426
	Mayora Indah Tbk PT	778,900	118,404
*	Media Nusantara Citra Tbk PT	2,670,100	145,883
*	Mega Manunggal Property Tbk PT	494,600	24,980
*	Merdeka Copper Gold Tbk PT	1,206,400	246,865
	Metrodata Electronics Tbk PT	291,800	53,061
*	Mitra Adiperkasa Tbk PT	2,202,600	94,464
	Mitra Keluarga Karyasehat Tbk PT	411,800	73,768
	Mitra Pinasthika Mustika Tbk PT	193,500	9,446
*	MNC Vision Networks Tbk PT	1,643,800	28,417
	Nippon Indosari Corpindo Tbk PT	140,600	13,120
	Pabrik Kertas Tjiwi Kimia Tbk PT	264,300	124,685
*	Pacific Strategic Financial Tbk PT	424,900	24,523
*	Pakuwon Jati Tbk PT	1,464,400	40,532
*	Panin Financial Tbk PT	2,781,700	34,859
*	Paninvest Tbk PT	332,500	17,471
*	Pollux Properti Indonesia Tbk PT	45,400	11,041
*	Pool Advista Indonesia Tbk PT	64,100	42
*	PP Persero Tbk PT	642,300	37,346
	Puradelta Lestari Tbk PT	2,682,000	35,286
	Ramayana Lestari Sentosa Tbk PT	780,900	34,041
*	Rimo International Lestari Tbk PT	3,949,000	2,560
	Sarana Menara Nusantara Tbk PT	4,637,000	469,718
	Sariguna Primatirta Tbk PT	464,300	14,701
	Selamat Sempurna Tbk PT	271,800	25,465
	Siloam International Hospitals Tbk PT	55,500	31,946
*	Smartfren Telecom Tbk PT	10,367,800	107,473
	Sri Rejeki Isman Tbk PT	1,498,800	15,130
	Sumber Alfaria Trijaya Tbk PT	1,480,600	138,160
*	Summarecon Agung Tbk PT	2,097,845	108,884
*	Surya Citra Media Tbk PT	1,950,200	310,247
*	Surya Esa Perkasa Tbk PT	995,400	30,414
*	Surya Semesta Internusa Tbk PT	1,357,500	46,766
	Telkom Indonesia Persero Tbk PT	826,500	185,267
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	11,298	252,510
	Tempo Scan Pacific Tbk PT	140,500	14,187
	Tower Bersama Infrastructure Tbk PT	1,092,900	242,748
*	Trada Alam Minera Tbk PT	1,606,700	1,041
	Transcoal Pacific Tbk PT	91,000	57,105
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,229,800	130,151
	Unilever Indonesia Tbk PT	884,600	258,379
*	Waskita Beton Precast Tbk PT	2,650,700	24,012
*	Waskita Karya Persero Tbk PT	1,152,400	69,749
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	7,987
	Wijaya Karya Beton Tbk PT	1,541,400	24,315
	Wijaya Karya Persero Tbk PT	761,600	48,494
	XL Axiata Tbk PT	613,300	114,172
TOTAL INDONESIA			8,614,257
MALAYSIA — (1.2%)
	Aeon Co. M Bhd	138,700	42,729
	AEON Credit Service M Bhd	21,100	59,827
	AFFIN Bank Bhd	47,767	18,907
	Ajinomoto Malaysia Bhd	4,200	15,799
	Alliance Bank Malaysia Bhd	156,300	88,453
	Allianz Malaysia Bhd	10,400	31,426
	AMMB Holdings Bhd	192,600	130,065
	Apex Healthcare Bhd	13,800	9,551
	Astro Malaysia Holdings Bhd	227,500	56,602

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	ATA IMS Bhd	57,800	$33,876
#*	Berjaya Corp. Bhd	448,760	29,241
*	Berjaya Land Bhd	294,800	18,873
#	Berjaya Sports Toto Bhd	149,379	69,038
*	Bermaz Auto Bhd	150,400	53,801
#	BIMB Holdings Bhd	95,400	84,721
#*	Boustead Holdings Bhd	85,100	12,008
*	Bumi Armada Bhd	207,000	20,807
#	Cahya Mata Sarawak Bhd	104,300	27,687
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	158,860
	CB Industrial Product Holding Bhd	35,400	10,481
	CIMB Group Holdings Bhd	188,535	198,679
#	Comfort Glove Bhd	158,500	69,888
	D&O Green Technologies Bhd	157,400	197,807
	Daibochi Bhd	17,100	8,750
	Datasonic Group Bhd	343,300	37,440
*	Dayang Enterprise Holdings Bhd	169,420	42,873
	Dialog Group Bhd	478,500	311,790
	DRB-Hicom Bhd	241,900	95,664
	Dufu Technology Corp. Bhd	55,900	59,624
#	Duopharma Biotech Bhd	77,918	52,812
	Dutch Lady Milk Industries Bhd	2,500	19,611
	Ekovest BHD	334,600	32,118
	Formosa Prosonic Industries Bhd	29,200	18,240
	Foundpac Group Bhd	94,300	18,772
	Fraser & Neave Holdings Bhd	35,500	208,723
	Frontken Corp. Bhd	184,200	141,888
	Gabungan AQRS Bhd	59,500	7,334
	Gadang Holdings Bhd	60,900	5,412
*	Gamuda Bhd	464,415	308,191
	Gas Malaysia Bhd	52,900	33,237
	GD Express Carrier Bhd	81,200	6,257
	Genting Malaysia Bhd	250,500	163,694
	George Kent Malaysia Bhd	106,500	17,666
#	Globetronics Technology Bhd	139,600	70,142
*	Green Packet Bhd	212,100	11,063
#	Guan Chong Bhd	76,000	50,433
	Hai-O Enterprise Bhd	19,834	9,449
#	HAP Seng Consolidated Bhd	20,800	37,962
#	Hartalega Holdings Bhd	190,600	318,029
#	Heineken Malaysia Bhd	32,700	173,760
#	Hengyuan Refining Co. Bhd	31,700	32,404
	HeveaBoard Bhd	59,900	6,459
#	Hong Leong Bank Bhd	11,000	46,930
	Hong Leong Financial Group Bhd	23,500	95,930
	Hong Leong Industries Bhd	20,200	43,489
	Hup Seng Industries Bhd	52,600	11,961
	IHH Healthcare Bhd	42,100	56,279
	IJM Corp. Bhd	530,700	232,714
	IOI Properties Group Bhd	77,000	20,636
#*	JAKS Resources Bhd	487,500	56,622
#	JHM Consolidation Bhd	67,500	36,486
	Kelington Group Bhd	66,400	19,499
	Kenanga Investment Bank Bhd	64,500	19,430
	Kerjaya Prospek Group Bhd	130,895	36,588
*	KNM Group Bhd	1,071,400	44,361
#	Kossan Rubber Industries	351,000	287,811
#	KPJ Healthcare Bhd	187,000	47,861
*	LBS Bina Group Bhd	93,730	9,893

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Leong Hup International Bhd	247,400	$40,450
	Lii Hen Industries Bhd	23,500	16,527
#	Lingkaran Trans Kota Holdings Bhd	35,300	30,616
	Lotte Chemical Titan Holding Bhd	127,315	79,041
	LPI Capital Bhd	49,200	161,441
	Luxchem Corp. Bhd	117,200	19,992
	Magni-Tech Industries Bhd	50,166	25,928
	Magnum Bhd	75,245	35,321
#	Mah Sing Group Bhd	109,900	22,045
	Malayan Banking Bhd	100,989	191,745
*	Malaysia Airports Holdings Bhd	102,500	140,443
#	Malaysia Building Society Bhd	469,531	65,117
	Malaysian Pacific Industries Bhd	19,300	203,535
#	Malaysian Resources Corp. Bhd	595,329	54,323
	Matrix Concepts Holdings Bhd	100,900	47,837
	MBM Resources BHD	18,900	14,068
#	Mega First Corp. Bhd	132,600	111,445
#	MMC Corp. Bhd	126,000	52,268
#	MNRB Holdings Bhd	49,400	15,120
	Muhibbah Engineering M Bhd	92,800	20,011
	My EG Services Bhd	789,097	310,492
	N2N Connect Bhd	53,400	9,749
*	Notion VTEC Bhd	56,400	7,897
	OSK Holdings Bhd	267,600	53,636
#	Padini Holdings Bhd	84,100	56,005
	Paramount Corp. Bhd	90,300	16,806
#	Pentamaster Corp. Bhd	150,150	188,512
	Perak Transit Bhd	39,466	5,752
	PESTECH International Bhd	102,900	21,582
#	Petron Malaysia Refining & Marketing Bhd	24,600	24,169
	Petronas Dagangan Bhd	49,300	214,929
#*	Pos Malaysia Bhd	59,400	10,913
#	Power Root Bhd	23,600	7,322
	PPB Group Bhd	40,300	172,782
	Press Metal Aluminium Holdings Bhd	122,700	140,161
	Public Bank Bhd	1,038,700	979,908
#	Ranhill Utilities Bhd	81,200	13,180
*	Revenue Group Bhd	69,500	30,977
	RHB Bank Bhd	196,304	237,785
#*	Rubberex Corp. M Bhd	41,000	8,211
	Sam Engineering & Equipment M Bhd	8,600	22,011
*	Sapura Energy Bhd	2,096,200	61,980
	Scientex Bhd	202,200	200,368
#	Serba Dinamik Holdings Bhd	555,150	51,900
	Sime Darby Bhd	376,300	191,722
	Sime Darby Property Bhd	384,900	55,233
	Solarvest Holdings Bhd	58,700	19,338
*	SP Setia Bhd Group	347,664	84,772
	Sunway Bhd	328,700	132,549
	Sunway Construction Group Bhd	25,200	9,435
#	Supermax Corp. Bhd	421,511	326,657
#	Syarikat Takaful Malaysia Keluarga Bhd	103,200	105,373
	Taliworks Corp. Bhd	120,500	24,272
	Telekom Malaysia Bhd	160,800	226,347
	TIME dotCom Bhd	41,200	140,578
*	Tropicana Corp. Bhd	71,896	15,484
*	Tune Protect Group Bhd	79,400	7,625
#	Uchi Technologies Bhd	66,700	49,029
*	UEM Edgenta Bhd	53,500	20,158

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	UEM Sunrise Bhd	197,400	$18,013
	UMW Holdings Bhd	67,500	46,228
	UOA Development Bhd	108,900	40,999
	UWC BHD	58,600	79,814
*	Velesto Energy Bhd	705,900	23,360
*	Vinvest Capital Holdings Bhd	117,200	11,940
	ViTrox Corp. Bhd	27,800	124,476
	VS Industry Bhd	468,000	152,988
#*	WCT Holdings Bhd	326,014	40,174
	Wellcall Holdings Bhd	99,500	23,464
	Westports Holdings Bhd	115,100	110,756
	Yinson Holdings Bhd	136,000	154,097
	YNH Property Bhd	46,800	29,953
	YTL Power International Bhd	78,131	12,864
TOTAL MALAYSIA			11,277,411
MEXICO — (1.6%)
	ALEATICA S.A.B. de C.V.	8,989	9,257
	Alpek S.A.B. de C.V.	140,094	173,761
#*	Alsea S.A.B. de C.V.	76,800	154,941
	America Movil S.A.B. de C.V.	1,164,330	973,870
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	59,205	985,763
	Arca Continental S.A.B. de C.V.	49,666	303,117
	Banco del Bajio SA	123,465	220,431
	Becle S.A.B. de C.V.	47,500	118,307
	Bolsa Mexicana de Valores S.A.B. de C.V.	40,107	82,284
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	2,506	141,764
	Coca-Cola Femsa S.A.B. de C.V.	29,140	164,684
*	Consorcio ARA S.A.B. de C.V.	434,433	103,009
#*	Credito Real S.A.B. de C.V. Sofom ER	64,783	56,138
	El Puerto de Liverpool S.A.B. de C.V., Class C1	30,351	143,779
#	Fomento Economico Mexicano S.A.B. de C.V.	97,664	851,274
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	99,602
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	405,391	392,637
#	Gruma S.A.B. de C.V., Class B	44,591	480,760
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., Class B	33,805	205,959
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	82,550	944,299
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,677	303,906
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	4,770	86,308
#	Grupo Bimbo S.A.B. de C.V., Class A	223,488	513,300
	Grupo Carso S.A.B. de C.V.	18,402	59,663
	Grupo Comercial Chedraui S.A. de C.V.	116,989	186,183
	Grupo Elektra S.A.B. de C.V.	178	14,440
#	Grupo Financiero Banorte S.A.B. de C.V., Class O	193,430	1,251,362
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	365,985	352,449
*	Grupo GICSA SAB de C.V.	33,334	5,509
	Grupo Herdez S.A.B. de C.V.	42,064	88,116
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	135,595	33,718
	Grupo Industrial Saltillo S.A.B. de C.V.	49,109	72,777
#	Grupo Lala S.A.B. de C.V.	134,630	110,173
#	Grupo Rotoplas S.A.B. de C.V.	61,243	99,404
	Grupo Televisa S.A.B., Sponsored ADR	2,371	32,127
	Grupo Televisa S.A.B.	309,547	838,625
*	Grupo Traxion S.A.B. de C.V.	41,850	78,208
*	Industrias CH S.A.B. de C.V.	11,751	105,065
*	Industrias Penoles S.A.B. de C.V.	24,485	343,248
	La Comer S.A.B. de C.V.	97,165	194,757
	Megacable Holdings S.A.B. de C.V.	126,563	445,692
	Orbia Advance Corp. S.A.B. de C.V.	305,903	833,670

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Organizacion Soriana S.A.B. de C.V., Class B	37,341	$35,660
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	43,775	330,606
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	18,896
#	Qualitas Controladora S.A.B. de C.V.	23,774	115,513
	Regional S.A.B. de C.V.	7,562	46,911
#*	Telesites S.A.B. de C.V.	90,575	75,349
#*	Unifin Financiera S.A.B. de C.V.	87,462	127,417
#	Wal-Mart de Mexico S.A.B. de C.V.	458,800	1,511,490
TOTAL MEXICO			14,916,178
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	4,168	7,252
*	Credicorp, Ltd.	3,787	382,336
TOTAL PERU			389,588
PHILIPPINES — (0.4%)
*	8990 Holdings, Inc.	160,200	23,205
	Alliance Global Group, Inc.	771,700	156,966
	Ayala Corp.	2,870	41,925
	Ayala Land, Inc.	152,200	99,708
*	AyalaLand Logistics Holdings Corp.	407,000	32,575
*	Bloomberry Resorts Corp.	300,200	34,121
	Cebu Landmasters, Inc.	258,680	14,601
*	CEMEX Holdings Philippines, Inc.	1,275,697	30,895
	China Banking Corp.	115,500	56,820
	Cosco Capital, Inc.	555,300	54,451
	D&L Industries, Inc.	827,600	132,561
	DM Wenceslao and Associates, Inc.	47,000	6,515
*	DoubleDragon Properties Corp.	211,400	42,762
*	EEI Corp.	14,700	2,235
	Emperador, Inc.	494,400	138,227
	Filinvest Development Corp.	39,100	6,048
	Filinvest Land, Inc.	2,267,000	50,394
	Global Ferronickel Holdings, Inc.	557,000	26,794
	GT Capital Holdings, Inc.	20,880	227,153
*	Integrated Micro-Electronics, Inc.	206,100	36,718
	International Container Terminal Services, Inc.	190,190	591,633
	JG Summit Holdings, Inc.	101,853	114,137
	Jollibee Foods Corp.	43,620	165,794
	LT Group, Inc.	365,500	71,503
*	MacroAsia Corp.	27,600	2,478
	Manila Electric Co.	10,430	55,367
*	Manila Water Co., Inc.	131,100	42,506
*	Megawide Construction Corp.	126,100	15,260
	Megaworld Corp.	2,412,900	134,014
	Metropolitan Bank & Trust Co.	324,129	278,818
	Nickel Asia Corp.	608,000	73,919
*	Petron Corp.	844,100	51,477
	Philex Mining Corp.	221,400	27,196
*	Philippine National Bank	63,540	25,563
	Philippine Seven Corp.	24,690	45,535
	Philippine Stock Exchange, Inc. (The)	130	584
*	Pilipinas Shell Petroleum Corp.	107,400	39,324
	PNB Holdings Corp.	9,969	64
	Premium Leisure Corp.	695,000	5,577
	Puregold Price Club, Inc.	272,200	219,651
	Rizal Commercial Banking Corp.	34,700	13,859
	Robinsons Land Corp.	455,800	146,895

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Retail Holdings, Inc.	108,970	$117,155
	San Miguel Corp.	48,280	100,471
	Security Bank Corp.	33,590	73,931
	SM Investments Corp.	9,360	170,649
	Universal Robina Corp.	53,830	136,507
	Vista Land & Lifescapes, Inc.	665,000	45,373
	Vistamalls, Inc.	23,100	1,778
	Wilcon Depot, Inc.	267,400	117,822
TOTAL PHILIPPINES			4,099,514
POLAND — (0.7%)
*	11 bit studios SA	239	29,768
	AB SA	2,365	35,813
*	Agora SA	4,633	11,360
*	Alior Bank SA	11,305	108,339
	Alumetal SA	2,255	35,007
	Amica SA	1,140	44,393
*	AmRest Holdings SE	9,027	61,455
	Apator SA	4,975	31,351
	ASBISc Enterprises P.L.C.	9,052	53,521
	Asseco Poland SA	15,970	332,386
	Asseco South Eastern Europe SA	3,322	34,387
	Auto Partner SA	11,624	39,509
#*	Bank Ochrony Srodowiska SA	5,571	11,278
*	Bank Polska Kasa Opieki SA	7,363	179,829
*	Benefit Systems SA	248	50,463
*	Bioton SA	11,456	14,831
*	Boryszew SA	21,148	18,560
	Budimex SA	3,500	265,302
*	CCC SA	2,356	74,359
#	CD Projekt SA	4,274	205,813
	Celon Pharma SA	1,863	18,530
	Ciech SA	7,885	97,929
	ComArch SA	1,063	75,316
	Cyfrowy Polsat SA	39,249	348,162
	Develia SA	68,631	60,389
*	Dino Polska SA	5,859	469,061
	Dom Development SA	3,035	110,058
*	Erbud SA	1,809	40,814
	Fabryki Mebli Forte SA	5,421	80,830
*	Famur SA	57,607	32,942
*	Globe Trade Centre SA	31,585	54,264
	Grupa Kety SA	2,905	523,742
	Inter Cars SA	1,879	199,941
	Kernel Holding SA	12,359	170,991
	KGHM Polska Miedz SA	11,191	565,043
	KRUK SA	1,515	119,114
	LiveChat Software SA	2,234	74,549
	LPP SA	144	517,950
*	Mabion SA	916	14,953
*	mBank SA	2,376	197,643
	Mirbud SA	10,035	12,064
	Neuca SA	284	64,863
	NEWAG SA	1,164	7,680
	PlayWay SA	84	9,561
#*	Polimex-Mostostal SA	10,981	12,980
*	Powszechny Zaklad Ubezpieczen SA	26,459	258,025
*	Santander Bank Polska SA	2,110	140,446
	Stalexport Autostrady SA	24,162	23,323

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	TEN Square Games SA	764	$108,491
	Tim SA	2,365	22,937
*	VRG SA	39,196	36,162
	Warsaw Stock Exchange	3,626	40,923
	Wawel SA	65	10,088
	Wirtualna Polska Holding SA	967	30,749
TOTAL POLAND			6,188,237
QATAR — (0.6%)
	Aamal Co.	540,523	140,594
	Al Khaleej Takaful Group QSC	9,372	12,046
	Al Khalij Commercial Bank PQSC	114,376	68,124
	Al Meera Consumer Goods Co. QSC	35,144	193,771
	Barwa Real Estate Co.	170,831	143,415
	Commercial Bank PSQC (The)	182,978	276,791
	Doha Bank QPSC	74,458	60,379
	Doha Insurance Co. QSC	16,409	8,638
*	Gulf International Services QSC	279,769	108,337
	Gulf Warehousing Co.	54,264	76,812
	Industries Qatar QSC	9,440	34,639
	Mannai Corp. QSC	30,057	30,684
	Masraf Al Rayan QSC	105,019	124,744
	Mazaya Real Estate Development QPSC	501,436	142,865
	Medicare Group	12,658	29,884
	Mesaieed Petrochemical Holding Co.	323,563	170,040
	Ooredoo QPSC	110,440	214,748
	Qatar Fuel QSC	71,805	353,894
	Qatar Gas Transport Co., Ltd.	143,568	119,517
	Qatar Industrial Manufacturing Co. QSC	27,514	21,457
*	Qatar Insurance Co. SAQ	482,879	330,392
	Qatar International Islamic Bank QSC	132,365	334,793
	Qatar Islamic Bank SAQ	103,973	491,405
	Qatar Islamic Insurance Group	24,939	56,701
	Qatar National Bank QPSC	322,631	1,610,153
	Qatar Navigation QSC	38,670	79,013
	United Development Co. QSC	380,726	152,666
	Vodafone Qatar QSC	363,778	157,071
TOTAL QATAR			5,543,573
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	30,193	49,577
	Globaltrans Investment P.L.C., GDR	19,351	152,099
*	Lenta P.L.C, GDR	7,070	22,518
*	Mail.Ru Group, Ltd., GDR	6,533	135,495
	PhosAgro PJSC, GDR	2,605	49,569
	PhosAgro PJSC, GDR	6,204	118,062
	Polyus PJSC, GDR	958	92,255
	Polyus PJSC, GDR	941	90,709
	QIWI P.L.C., Sponsored ADR	9,565	97,563
	Ros Agro P.L.C., GDR	8,192	119,439
	Sberbank of Russia PJSC, Sponsored ADR	47,251	786,327
	Sberbank of Russia PJSC, Sponsored ADR	44,470	739,536
	VTB Bank PJSC, GDR	102,771	134,219
	X5 Retail Group NV, GDR	14,465	468,377
TOTAL RUSSIA			3,055,745
SAUDI ARABIA — (2.6%)
	Abdullah Al Othaim Markets Co.	11,992	377,344

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Advanced Petrochemical Co.	26,423	$522,706
*	Al Alamiya for Cooperative Insurance Co.	1,530	13,355
	Al Babtain Power & Telecommunication Co.	4,478	48,180
*	Al Etihad Cooperative Insurance Co.	2,567	16,635
	Al Hammadi Co. for Development and Investment	12,467	133,789
*	Al Hassan Ghazi Ibrahim Shaker Co.	2,898	25,329
	Al Moammar Information Systems Co.	3,168	130,279
	Al Rajhi Bank	95,840	2,835,449
*	Al Rajhi Co. for Co-operative Insurance	5,314	129,909
*	AlAbdullatif Industrial Investment Co.	3,860	36,555
	Alandalus Property Co.	7,249	58,600
	Aldrees Petroleum and Transport Services Co.	14,422	262,271
	Alinma Bank	138,372	800,743
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,839	20,240
	Arab National Bank	34,791	208,533
	Arabian Centres Co., Ltd.	11,519	77,969
*	Arabian Shield Cooperative Insurance Co.	3,144	20,056
	Arriyadh Development Co.	6,658	51,055
*	Aseer Trading Tourism & Manufacturing Co.	8,236	57,342
	Astra Industrial Group	14,037	175,807
*	AXA Cooperative Insurance Co.	3,559	40,677
*	Bank AlBilad	68,465	669,786
*	Bank Al-Jazira	99,089	511,191
	Banque Saudi Fransi	21,700	214,294
*	Basic Chemical Industries, Ltd.	1,702	18,861
	Bawan Co.	7,386	78,455
	Bupa Arabia for Cooperative Insurance Co.	16,365	601,778
	Co. for Cooperative Insurance (The)	16,424	369,442
	Dallah Healthcare Co.	4,466	91,981
*	Dar Al Arkan Real Estate Development Co.	170,303	478,099
	Electrical Industries Co.	2,748	25,461
*	Emaar Economic City	96,925	350,816
	Etihad Etisalat Co.	77,219	663,220
	Fitaihi Holding Group	1,236	11,290
	Halwani Brothers Co.	2,941	81,747
	Herfy Food Services Co.	3,218	57,346
	Jarir Marketing Co.	14,321	768,178
*	Leejam Sports Co. JSC	1,670	33,382
	Maharah Human Resources Co., Ltd.	7,074	144,489
*	Malath Cooperative Insurance Co.	3,324	30,221
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	3,250	21,853
*	Methanol Chemicals Co.	4,285	34,515
*	Middle East Healthcare Co.	4,887	49,876
*	Middle East Paper Co.	8,991	91,026
*	Mobile Telecommunications Co. Saudi Arabia	90,128	340,908
	Mouwasat Medical Services Co.	10,470	503,645
*	Nama Chemicals Co.	3,503	45,105
*	National Agriculture Development Co. (The)	7,792	81,474
*	National Co., for Glass Manufacturing (The)	10,047	114,006
	National Co., for Learning & Education	839	14,005
	National Gas & Industrialization Co.	4,353	51,977
	National Medical Care Co.	3,863	72,491
	National Petrochemical Co.	11,720	144,839
*	Rabigh Refining & Petrochemical Co.	51,759	356,447
	Riyad Bank	72,744	509,111
	SABIC Agri-Nutrients Co.	21,510	735,208
*	Saudi Arabian Mining Co.	11,939	221,830
	Saudi Automotive Services Co.	6,110	58,933
	Saudi Basic Industries Corp.	8,716	280,354

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi British Bank (The)	20,910	$171,682
*	Saudi Ceramic Co.	10,634	174,635
	Saudi Chemical Co., Holding.	10,454	115,736
	Saudi Co. For Hardware CJSC	6,478	122,835
*	Saudi Ground Services Co.	4,861	45,221
	Saudi Industrial Investment Group	40,889	402,904
	Saudi Industrial Services Co.	7,491	96,992
	Saudi Investment Bank (The)	21,202	97,566
*	Saudi Kayan Petrochemical Co.	171,580	885,372
*	Saudi Marketing Co.	7,310	74,164
	Saudi National Bank(The)	157,120	2,306,978
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,900	62,588
*	Saudi Printing & Packaging Co.	6,278	50,649
*	Saudi Public Transport Co.	7,835	56,443
*	Saudi Re for Cooperative Reinsurance Co.	7,471	36,461
*	Saudi Real Estate Co.	7,183	50,448
*	Saudi Research & Media Group	13,426	632,501
	Saudi Telecom Co.	35,381	1,263,031
	Saudia Dairy & Foodstuff Co.	5,152	235,714
	Savola Group (The)	69,807	799,388
*	Seera Group Holding	58,482	332,957
	United Electronics Co.	6,908	246,989
	United International Transportation Co.	9,496	121,855
	Yanbu National Petrochemical Co.	18,079	329,303
TOTAL SAUDI ARABIA			23,682,875
SOUTH AFRICA — (2.6%)
	Advtech, Ltd.	24,297	23,883
	AECI, Ltd.	30,304	206,354
	Afrimat, Ltd.	14,071	56,705
	Alexander Forbes Group Holdings, Ltd.	175,103	42,102
	Allied Electronics Corp., Ltd., Class A	70,082	50,701
	Alviva Holdings, Ltd.	18,425	16,481
	Anglo American Platinum, Ltd.	4,021	526,328
	AngloGold Ashanti, Ltd.	23,308	466,714
	AngloGold Ashanti, Ltd., Sponsored ADR	18,474	370,404
*	Aspen Pharmacare Holdings, Ltd.	49,034	604,085
*	Aveng, Ltd.	5,274,175	17,999
	Barloworld, Ltd.	48,772	359,803
*	Bid Corp., Ltd.	60,257	1,323,480
	Bidvest Group, Ltd. (The)	60,135	820,371
*	Blue Label Telecoms, Ltd.	146,716	45,378
#*	Brait P.L.C.	103,172	20,177
	Cashbuild, Ltd.	4,133	75,075
	Clicks Group, Ltd.	49,572	897,407
	Coronation Fund Managers, Ltd.	45,762	151,224
	DataTec, Ltd.	71,287	114,547
	Dis-Chem Pharmacies, Ltd.	91,901	196,002
*	Discovery, Ltd.	47,071	377,369
*	Distell Group Holdings, Ltd.	14,401	167,942
*	Famous Brands, Ltd.	4,317	16,219
*	Foschini Group, Ltd. (The)	31,674	334,343
	Gold Fields, Ltd.	6,214	61,368
	Gold Fields, Ltd., Sponsored ADR	169,573	1,665,207
*	Grindrod Shipping Holdings, Ltd.	2,134	21,324
	Hudaco Industries, Ltd.	9,126	79,795
	Impala Platinum Holdings, Ltd.	81,771	1,474,040
	Imperial Logistics, Ltd.	24,870	103,740
	Investec, Ltd.	34,939	130,356

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Invicta Holdings, Ltd.	5,349	$9,660
	Italtile, Ltd.	106,697	116,558
*	KAP Industrial Holdings, Ltd.	315,095	85,144
	Kumba Iron Ore, Ltd.	11,613	616,120
	Lewis Group, Ltd.	9,835	25,823
*	Liberty Holdings, Ltd.	23,904	134,001
	Libstar Holdings, Ltd.	50,632	23,124
*	Life Healthcare Group Holdings, Ltd.	215,244	346,735
*	Long4Life, Ltd.	101,070	28,992
*	Massmart Holdings, Ltd.	28,257	111,146
	Metair Investments, Ltd.	21,936	36,142
	MiX Telematics, Ltd., Sponsored ADR	3,696	49,379
	Momentum Metropolitan Holdings	142,464	186,981
	Motus Holdings, Ltd.	45,438	264,076
	Mpact, Ltd.	55,728	94,194
	Mr. Price Group, Ltd.	30,464	453,054
	MultiChoice Group, Ltd.	91,912	761,147
*	Murray & Roberts Holdings, Ltd.	69,768	47,436
*	Nampak, Ltd.	160,499	30,714
	Naspers, Ltd., Class N	10,357	1,998,696
	NEPI Rockcastle P.L.C.	49,553	335,673
	Ninety One, Ltd.	10,455	32,305
*	Northam Platinum, Ltd.	25,718	404,986
	Old Mutual, Ltd.	589,935	520,334
*	Omnia Holdings, Ltd.	47,200	179,606
*	Pepkor Holdings, Ltd.	124,545	178,047
	Pick n Pay Stores, Ltd.	40,523	144,549
	PSG Group, Ltd.	43,717	226,648
	PSG Konsult, Ltd.	151,180	112,251
	Raubex Group, Ltd.	26,464	51,365
	Reunert, Ltd.	37,486	121,395
	RFG Holdings, Ltd.	21,034	17,496
	Royal Bafokeng Platinum, Ltd.	22,698	179,742
	Sanlam, Ltd.	386,540	1,527,782
*	Sappi, Ltd.	66,553	186,949
	Sibanye Stillwater, Ltd.	220,496	960,964
	Sibanye Stillwater, Ltd., ADR	5,805	100,775
	SPAR Group, Ltd. (The)	64,653	811,356
	Standard Bank Group, Ltd.	52,418	441,784
	Transaction Capital, Ltd.	91,924	226,217
	Truworths International, Ltd.	15,131	63,898
*	Wilson Bayly Holmes-Ovcon, Ltd.	15,695	118,225
*	Woolworths Holdings, Ltd.	109,724	418,707
TOTAL SOUTH AFRICA			23,597,099
SOUTH KOREA — (16.4%)
*	3S Korea Co., Ltd.	7,967	22,749
	ABco Electronics Co., Ltd.	2,081	14,852
*	Able C&C Co., Ltd.	1,620	12,641
*	Actoz Soft Co., Ltd.	1,755	17,954
	Actro Co., Ltd.	1,337	10,159
	Advanced Nano Products Co., Ltd.	823	26,494
	Advanced Process Systems Corp.	4,597	119,897
	Aekyung Petrochemical Co., Ltd.	4,552	51,912
*	AeroSpace Technology of Korea, Inc.	6,981	43,772
	AfreecaTV Co., Ltd.	2,396	276,320
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	20,604
	Ahnlab, Inc.	1,018	59,971
	AJ Networks Co., Ltd.	2,003	10,224

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ajin Industrial Co., Ltd.	8,452	$25,921
	AK Holdings, Inc.	798	19,307
*	Alteogen, Inc.	3,261	227,267
*	ALUKO Co., Ltd.	10,456	43,380
*	Amicogen, Inc.	1,290	44,393
*	Aminologics Co., Ltd.	7,906	20,040
	Amorepacific Corp.	3,597	693,408
#	AMOREPACIFIC Group	8,104	406,201
*	Amotech Co., Ltd.	1,395	36,586
*	Anam Electronics Co., Ltd.	13,023	35,759
*	Ananti, Inc.	3,404	34,771
*	Apact Co., Ltd.	1,984	12,606
*	Aprogen Healthcare & Games, Inc.	14,804	11,273
*	Aprogen Medicines, Inc.	19,814	35,528
*	Aprogen pharmaceuticals, Inc.	53,817	56,257
*	Ascendio Co., Ltd.	1,485	3,127
*	Asia Business Daily Co., Ltd. (The)	5,396	22,311
	Asia Paper Manufacturing Co., Ltd.	1,042	48,928
	Atec Co., Ltd.	780	21,672
*	A-Tech Solution Co., Ltd.	1,146	16,953
	Atinum Investment Co., Ltd.	5,620	21,006
	Aurora World Corp.	2,303	21,831
	Austem Co., Ltd.	6,608	20,048
	Autech Corp.	4,220	49,034
	Avaco Co., Ltd.	2,470	27,661
	Avatec Co., Ltd.	514	9,885
	BGF Co., Ltd.	7,644	41,160
	BGF retail Co., Ltd.	2,022	284,284
	BH Co., Ltd.	2,893	48,297
*	BHI Co., Ltd.	4,278	20,084
*	Binex Co., Ltd.	2,460	40,428
	Binggrae Co., Ltd.	1,377	72,835
*	Bluecom Co., Ltd.	1,347	12,539
	BNK Financial Group, Inc.	32,857	221,170
	Boditech Med, Inc.	4,908	95,371
	Bookook Securities Co., Ltd.	462	9,837
	Boryung Pharmaceutical Co., Ltd.	6,319	98,811
	Bukwang Pharmaceutical Co., Ltd.	2,589	46,802
	Busan City Gas Co., Ltd.	1,015	53,984
	BYC Co., Ltd.	52	17,904
	Byucksan Corp.	8,835	32,696
*	Cafe24 Corp.	1,154	31,877
*	CammSys Corp.	17,801	32,862
	Camus Engineering & Construction, Inc.	8,563	18,055
	Cape Industries, Ltd.	3,040	12,660
*	Capro Corp.	4,864	19,940
	Caregen Co., Ltd.	272	15,969
*	Celltrion Healthcare Co., Ltd.	6,220	582,104
#*	Celltrion Pharm, Inc.	1,714	207,495
*	Celltrion, Inc.	8,970	1,980,181
*	CENTRAL MOTEK Co., Ltd.	915	21,430
*	Chabiotech Co., Ltd.	1,695	38,283
	Changhae Ethanol Co., Ltd.	2,011	24,144
*	Charm Engineering Co., Ltd.	14,383	20,152
	Cheil Worldwide, Inc.	32,437	683,283
	Chemtronics Co., Ltd.	3,577	71,570
*	ChinHung International, Inc.	10,878	22,977
	Chinyang Holdings Corp.	7,730	22,280
	Chong Kun Dang Pharmaceutical Corp.	2,208	249,959

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CHOROKBAEM Co Co., Ltd.	13,903	$19,620
*	Chorokbaem Media Co., Ltd.	9,118	20,450
	Chosun Refractories Co., Ltd.	299	23,571
	Chunbo Co., Ltd.	386	75,901
	Chungdahm Learning, Inc.	625	18,528
	CJ CheilJedang Corp.	2,950	1,199,327
	CJ Corp.	4,599	392,101
	CJ ENM Co., Ltd.	2,904	412,436
*	CJ Logistics Corp.	1,926	294,749
	Classys, Inc.	2,158	41,597
	Clean & Science Co., Ltd.	1,098	21,812
*	Cloud Air Co., Ltd.	12,988	24,605
*	CMG Pharmaceutical Co., Ltd.	8,816	37,016
*	CODI-M Co., Ltd.	85,920	22,843
	Com2uSCorp	1,945	192,533
*	Comtec Systems Co., Ltd.	14,961	17,257
	Cosmax BTI, Inc.	1,055	16,184
*	Cosmax, Inc.	3,420	368,705
*	CosmoAM&T Co., Ltd.	1,875	68,991
	Coway Co., Ltd.	24,762	1,844,318
	Coweaver Co., Ltd.	1,455	11,701
	Cowell Fashion Co., Ltd.	8,153	51,621
*	Creative & Innovative System	2,031	20,746
	Crown Confectionery Co., Ltd.	1,016	11,044
	CROWNHAITAI Holdings Co., Ltd.	1,391	13,711
*	CrystalGenomics, Inc.	5,676	37,933
	CS Wind Corp.	3,253	232,934
	Cuckoo Holdings Co., Ltd.	336	37,405
	Cuckoo Homesys Co., Ltd.	1,747	68,794
*	Curexo, Inc.	2,147	17,636
	Cymechs, Inc.	1,162	20,393
	Dae Han Flour Mills Co., Ltd.	177	27,016
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	12,553
	Dae Hyun Co., Ltd.	9,204	22,474
	Dae Won Kang Up Co., Ltd.	9,092	32,231
*	Dae Young Packaging Co., Ltd.	9,311	24,960
	Daea TI Co., Ltd.	5,700	35,248
	Daebongls Co., Ltd.	2,018	19,159
*	Daechang Co., Ltd.	9,952	22,318
	Daedong Corp.	2,998	32,502
	Daeduck Co., Ltd.	5,273	35,646
	Daeduck Electronics Co., Ltd.	3,691	50,147
	Daegu Department Store	870	8,673
*	Daehan New Pharm Co., Ltd.	2,297	22,579
*	Dae-Il Corp.	5,949	34,971
	Daejung Chemicals & Metals Co., Ltd.	974	21,512
	Daekyo Co., Ltd.	2,127	8,837
	Daelim B&Co Co., Ltd.	3,143	22,996
*	Daemyung Sonoseason Co., Ltd.	25,454	33,451
	Daesang Corp.	5,918	139,759
	Daesang Holdings Co., Ltd.	1,529	14,838
*	Daesung Eltec Co., Ltd.	18,359	19,833
	Daesung Holdings Co., Ltd.	1,272	42,270
*	Daewon Media Co., Ltd.	665	19,802
	Daewon Pharmaceutical Co., Ltd.	3,980	54,748
	Daewon San Up Co., Ltd.	2,161	15,720
*	Daewoo Engineering & Construction Co., Ltd.	94,865	614,769
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	81,745
	Daewoong Co., Ltd.	2,917	93,940

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewoong Pharmaceutical Co., Ltd.	201	$29,849
	Daihan Pharmaceutical Co., Ltd.	1,066	30,022
	Daishin Information & Communication	9,726	21,076
	Daishin Securities Co., Ltd.	8,360	130,340
*	Danal Co., Ltd.	7,674	50,131
	Danawa Co., Ltd.	3,296	86,256
	Daou Data Corp.	4,343	53,552
	Daou Technology, Inc.	4,216	97,997
*	Dasan Networks, Inc.	3,773	32,596
	Dawonsys Co., Ltd.	4,466	73,629
*	Dayou Automotive Seat Technology Co., Ltd.	9,864	11,840
*	Dayou Plus Co., Ltd.	14,841	19,028
	DB Financial Investment Co., Ltd.	6,205	36,735
	DB Insurance Co., Ltd.	18,271	907,793
*	DB, Inc.	36,593	39,696
	Dentium Co., Ltd.	1,256	78,955
	Deutsch Motors, Inc.	5,379	41,291
	Device ENG Co., Ltd.	1,540	50,593
	DGB Financial Group, Inc.	25,043	205,381
	DHP Korea Co., Ltd.	3,594	24,891
	DI Dong Il Corp.	315	82,738
	Digital Daesung Co., Ltd.	4,512	34,568
*	Digital Imaging Technology Co., Ltd.	1,887	18,952
	Digital Power Communications Co., Ltd.	2,567	29,395
*	DIO Corp.	2,186	93,037
	DL Construction Co., Ltd.	1,992	58,077
*	DL E&C Co., Ltd.	4,608	587,465
	DL Holdings Co., Ltd.	3,675	252,533
	DMS Co., Ltd.	7,907	57,635
	DNF Co., Ltd.	1,966	51,150
	Dohwa Engineering Co., Ltd.	2,708	21,329
	Dong A Eltek Co., Ltd.	1,716	18,671
	Dong-A ST Co., Ltd.	1,550	110,224
	Dong-Ah Geological Engineering Co., Ltd.	2,634	48,948
*	Dongbang Transport Logistics Co., Ltd.	7,265	39,925
	Dongbu Corp.	4,141	51,212
#	Dongjin Semichem Co., Ltd.	17,363	442,604
	DongKook Pharmaceutical Co., Ltd.	6,285	137,941
#	Dongkuk Steel Mill Co., Ltd.	18,287	337,548
	Dongkuk Structures & Construction Co., Ltd.	6,207	33,021
	Dongsuh Cos., Inc.	3,683	97,198
	Dongsung Chemical Co., Ltd.	11,196	59,060
	Dongsung Finetec Co., Ltd.	7,835	83,485
*	Dongsung Pharmaceutical Co., Ltd.	1,400	11,730
*	Dongwha Enterprise Co., Ltd.	702	45,602
	Dongwha Pharm Co., Ltd.	3,999	51,080
	Dongwon Development Co., Ltd.	13,299	74,538
	Dongwon F&B Co., Ltd.	335	64,614
	Dongwon Industries Co., Ltd.	374	79,026
	Dongwon Systems Corp.	1,256	47,146
	Dongyang E&P, Inc.	1,464	23,243
*	Doosan Bobcat, Inc.	12,810	514,562
	Doosan Co., Ltd.	1,298	109,371
#*	Doosan Fuel Cell Co., Ltd.	4,475	191,264
*	Doosan Heavy Industries & Construction Co., Ltd.	55,803	1,055,432
*	Doosan Infracore Co., Ltd.	12,168	170,912
	DoubleUGames Co., Ltd.	1,843	97,606
	Douzone Bizon Co., Ltd.	6,337	461,431
*	Dream Security Co., Ltd.	4,393	20,331

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dreamtech Co., Ltd.	4,863	$53,770
	Drgem Corp.	1,242	14,117
	DTR Automotive Corp.	464	16,108
*	Duck Yang Industry Co., Ltd.	3,457	10,544
*	Duksan Hi-Metal Co., Ltd.	947	13,004
*	Duksan Neolux Co., Ltd.	1,914	102,022
	Duksan Techopia Co., Ltd.	961	21,513
	DY Corp.	4,932	24,615
	DY POWER Corp.	1,368	20,023
	DYPNF Co., Ltd.	838	28,931
*	E Investment&Development Co., Ltd.	44,413	20,470
*	E& Corp. Co., Ltd.	2,563	23,630
	E1 Corp.	763	37,130
	Eagon Industrial, Ltd.	1,685	22,433
	eBEST Investment & Securities Co., Ltd.	3,331	25,605
	Echo Marketing, Inc.	5,576	122,464
*	EcoBio Holdings Co., Ltd.	2,544	21,238
	Ecopro BM Co., Ltd.	760	191,586
	Ecopro Co., Ltd.	6,497	407,126
*	Ecopro HN Co., Ltd.	5,317	494,178
	e-Credible Co., Ltd.	854	15,486
*	Ehwa Technologies Information Co., Ltd.	25,302	50,346
	Elentec Co., Ltd.	3,458	21,984
	e-LITECOM Co., Ltd.	1,118	9,832
	E-MART, Inc.	4,435	650,511
*	EM-Tech Co., Ltd.	1,746	32,210
	ENF Technology Co., Ltd.	4,649	138,572
	Eo Technics Co., Ltd.	1,073	108,192
	Estechpharma Co., Ltd.	1,744	18,306
	Eugene Corp.	15,858	74,009
	Eugene Investment & Securities Co., Ltd.	13,616	47,533
	Eugene Technology Co., Ltd.	2,234	88,681
	Eusu Holdings Co., Ltd.	1,499	8,397
	EVERDIGM Corp.	2,354	14,530
*	E-World	5,767	17,185
*	Exem Co., Ltd.	4,667	19,721
	Exicon Co., Ltd.	1,987	25,303
*	F&F Co., Ltd.	950	495,397
	F&F Holdings Co., Ltd.	959	31,125
	Farmsco	1,528	9,578
	FarmStory Co., Ltd.	10,843	25,837
	Fila Holdings Corp.	14,456	657,048
	Fine Semitech Corp.	1,223	28,244
*	Fine Technix Co., Ltd.	3,676	27,420
	Fursys, Inc.	567	17,704
*	FutureChem Co., Ltd.	1,678	22,851
	Gabia, Inc.	3,274	45,702
*	Gamevil, Inc.	880	27,067
	Gaon Cable Co., Ltd.	748	22,402
*	Gemvaxlink Co., Ltd.	20,885	31,743
*	GeneOne Life Science, Inc.	3,385	122,146
*	Genexine, Inc.	652	47,502
*	GenoFocus, Inc.	2,716	20,439
	Geumhwa PSC Co., Ltd.	908	26,151
	Global Standard Technology Co., Ltd.	1,924	50,539
*	GMB Korea Corp.	1,496	8,865
	GnCenergy Co., Ltd.	4,292	20,551
*	GNCO Co., Ltd.	29,250	25,695
	GOLFZON Co., Ltd.	722	94,483

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Golfzon Newdin Holdings Co., Ltd.	4,684	$37,459
	Green Cross Cell Corp.	926	31,936
	Green Cross Corp.	966	245,777
	Green Cross Holdings Corp.	3,970	108,972
	Green Cross LabCell Corp.	1,007	84,700
	GS Engineering & Construction Corp.	17,207	659,961
*	GS Global Corp.	8,402	19,827
	GS Holdings Corp.	13,782	513,107
	GS Retail Co., Ltd.	11,526	353,980
*	G-treeBNT Co., Ltd.	1,938	17,236
	Gwangju Shinsegae Co., Ltd.	147	23,723
	Hae In Corp.	3,033	17,725
	HAESUNG DS Co., Ltd.	2,906	110,975
	Haitai Confectionery & Foods Co., Ltd.	2,093	18,588
	Halla Corp.	5,627	27,413
	Halla Holdings Corp.	747	29,917
*	Han Chang Corp.	13,995	21,709
	Han Kuk Carbon Co., Ltd.	8,437	85,297
	Hana Financial Group, Inc.	41,062	1,549,212
*	Hana Micron, Inc.	7,260	99,293
	Hana Pharm Co., Ltd.	1,053	19,704
*	Hanall Biopharma Co., Ltd.	1,372	26,530
	HanChang Paper Co., Ltd.	8,720	18,677
*	Hancom, Inc.	2,264	46,387
	Handok, Inc.	2,093	48,556
	Handsome Co., Ltd.	3,509	119,662
*	Hanjin Heavy Industries & Construction Co., Ltd.	5,345	37,198
	Hanjin Transportation Co., Ltd.	2,334	82,931
	Hankook Shell Oil Co., Ltd.	254	60,527
	Hanmi Pharm Co., Ltd.	416	115,833
	Hanmi Science Co., Ltd.	1,178	73,367
	Hanmi Semiconductor Co., Ltd.	4,533	144,723
	HanmiGlobal Co., Ltd.	2,145	20,920
	Hanon Systems	37,975	516,352
	Hansae Co., Ltd.	4,817	87,973
	Hansae Yes24 Holdings Co., Ltd.	1,422	13,668
	Hanshin Construction	2,346	46,948
	Hansol Chemical Co., Ltd.	3,701	861,763
	Hansol Holdings Co., Ltd.	10,383	39,654
*	Hansol HomeDeco Co., Ltd.	19,281	38,940
	Hansol Logistics Co., Ltd.	7,255	25,835
	Hansol Paper Co., Ltd.	3,654	50,889
*	Hansol Technics Co., Ltd.	9,847	71,060
	Hanssem Co., Ltd.	1,793	187,302
	Hanwha Aerospace Co., Ltd.	12,235	551,904
*	Hanwha General Insurance Co., Ltd.	19,605	78,903
*	Hanwha Investment & Securities Co., Ltd.	36,473	146,457
	Hanwha Life Insurance Co., Ltd.	80,264	237,090
*	Hanwha Solutions Corp.	32,371	1,101,596
	Hanyang Eng Co., Ltd.	4,035	59,381
	Hanyang Securities Co., Ltd.	2,979	40,940
	HB Technology Co., Ltd.	20,026	54,236
	HDC Holdings Co., Ltd.	6,128	65,070
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	487,139
	HDC Hyundai Engineering Plastics Co., Ltd.	2,052	10,528
*	Helixmith Co., Ltd.	2,741	67,252
*	Heungkuk Fire & Marine Insurance Co., Ltd.	8,923	32,149
	High Tech Pharm Co., Ltd.	903	14,104
	HIMS Co., Ltd.	1,879	18,092

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hite Jinro Co., Ltd.	10,114	$303,168
	Hitejinro Holdings Co., Ltd.	2,275	30,123
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	48,009
*	HLB Life Science Co., Ltd.	8,828	80,664
*	HLB POWER Co., Ltd.	5,347	11,504
#*	HLB, Inc.	6,769	212,516
*	HNT Electronics Co., Ltd.	471	147
*	Home Center Holdings Co., Ltd.	29,955	31,796
*	Homecast Co., Ltd.	6,694	23,018
	Hotel Shilla Co., Ltd.	8,088	658,236
	HS Industries Co., Ltd.	11,008	70,246
	Huchems Fine Chemical Corp.	6,279	133,979
*	Hugel, Inc.	858	178,794
*	Humasis Co., Ltd.	2,901	45,917
*	Humax Co., Ltd.	9,576	43,179
	Humedix Co., Ltd.	967	28,229
*	Huneed Technologies	2,154	13,941
	Huons Co., Ltd.	1,923	101,420
	Huons Global Co., Ltd.	771	43,748
	Huvis Corp.	1,853	19,026
	Huvitz Co., Ltd.	2,931	24,156
	Hwa Shin Co., Ltd.	2,387	20,443
*	Hwail Pharm Co., Ltd.	11,956	37,448
	Hwaseung Corp Co., Ltd.	10,930	30,444
	Hwaseung Enterprise Co., Ltd.	2,019	28,450
	HwaSung Industrial Co., Ltd.	2,547	28,595
	Hy-Lok Corp.	2,158	32,419
*	Hyosung Advanced Materials Corp.	510	273,140
*	Hyosung Chemical Corp.	791	270,644
	Hyosung Corp.	1,624	173,280
*	Hyosung Heavy Industries Corp.	1,225	83,491
	Hyosung TNC Corp.	539	418,390
	HyosungITX Co., Ltd.	577	11,695
	Hyundai Bioland Co., Ltd.	797	14,686
*	Hyundai Construction Equipment Co., Ltd.	4,448	219,196
	Hyundai Corp Holdings, Inc.	1,866	24,329
	Hyundai Corp.	2,484	42,350
	Hyundai Department Store Co., Ltd.	1,609	112,084
*	Hyundai Electric & Energy System Co., Ltd.	5,630	115,423
	Hyundai Elevator Co., Ltd.	4,813	226,257
	Hyundai Energy Solutions Co., Ltd.	364	9,557
	Hyundai Engineering & Construction Co., Ltd.	13,965	665,126
	Hyundai Ezwel Co., Ltd.	2,664	28,315
	Hyundai Futurenet Co., Ltd.	13,368	53,536
	Hyundai Greenfood Co., Ltd.	11,807	103,350
	Hyundai Heavy Industries Holdings Co., Ltd.	9,540	568,977
	Hyundai Home Shopping Network Corp.	1,520	107,506
	Hyundai Livart Furniture Co., Ltd.	3,789	64,187
	Hyundai Marine & Fire Insurance Co., Ltd.	22,071	497,954
*	Hyundai Mipo Dockyard Co., Ltd.	4,631	338,464
	Hyundai Mobis Co., Ltd.	6,184	1,436,759
	Hyundai Motor Co.	9,592	1,825,501
	Hyundai Motor Securities Co., Ltd.	3,975	44,150
	Hyundai Pharmaceutical Co., Ltd.	3,292	18,789
#*	Hyundai Rotem Co., Ltd.	19,632	425,050
	Hyundai Steel Co.	7,655	360,087
	Hyundai Wia Corp.	3,646	311,209
	ICD Co., Ltd.	4,838	63,421
	IDIS Holdings Co., Ltd.	952	11,594

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	IHQ, Inc.	21,803	$34,816
*	Il Dong Pharmaceutical Co., Ltd.	1,856	24,586
	Iljin Electric Co., Ltd.	5,905	33,236
	Iljin Holdings Co., Ltd.	3,921	20,335
	Iljin Materials Co., Ltd.	1,396	97,769
	Iljin Power Co., Ltd.	2,335	21,943
	Ilshin Spinning Co., Ltd.	381	33,103
	ilShinbiobase Co., Ltd.	4,015	21,452
	Ilsung Pharmaceuticals Co., Ltd.	190	13,580
	Ilyang Pharmaceutical Co., Ltd.	1,351	39,464
	iMarketKorea, Inc.	5,701	59,783
	InBody Co., Ltd.	1,133	28,709
*	Incross Co., Ltd.	464	20,911
	Industrial Bank of Korea	32,029	286,572
	INITECH Co., Ltd.	3,162	20,122
*	INNO Instrument, Inc.	5,170	9,883
	Innocean Worldwide, Inc.	2,817	150,408
	InnoWireless, Inc.	369	15,110
*	Innox Advanced Materials Co., Ltd.	1,189	73,656
*	Inscobee, Inc.	5,576	17,592
*	Insung Information Co., Ltd.	8,315	21,124
	Intekplus Co., Ltd.	1,317	30,655
	Intellian Technologies, Inc.	347	17,842
	Intelligent Digital Integrated Security Co., Ltd.	826	18,292
*	Interflex Co., Ltd.	2,044	25,349
	Interojo Co., Ltd.	1,204	31,377
	Interpark Corp.	5,603	41,160
	INTOPS Co., Ltd.	2,082	51,454
*	iNtRON Biotechnology, Inc.	2,728	57,443
	Inzi Controls Co., Ltd.	2,405	32,612
	INZI Display Co., Ltd.	4,504	12,574
*	Iones Co., Ltd.	3,098	25,694
	IS Dongseo Co., Ltd.	2,665	126,601
	ISC Co., Ltd.	1,555	35,234
	i-SENS, Inc.	790	22,298
	ISU Chemical Co., Ltd.	7,735	79,446
*	IsuPetasys Co., Ltd.	5,021	16,291
	It's Hanbul Co., Ltd.	364	7,879
*	Jaeyoung Solutec Co., Ltd.	16,568	16,423
*	Jahwa Electronics Co., Ltd.	2,558	44,139
	JASTECH, Ltd.	1,874	12,887
*	Jayjun Cosmetic Co., Ltd.	14,433	23,638
	JB Financial Group Co., Ltd.	26,941	181,065
	JC Hyun System, Inc.	3,328	23,265
	Jinsung T.E.C.	3,429	37,416
	JLS Co., Ltd.	1,866	11,603
*	JNK Heaters Co., Ltd.	1,897	10,966
*	JNTC Co., Ltd.	2,483	20,760
*	JoyCity Corp.	1,842	18,759
*	Jusung Engineering Co., Ltd.	2,900	36,001
	JVM Co., Ltd.	1,438	21,634
	JW Holdings Corp.	6,100	23,537
	JW Life Science Corp.	1,759	28,098
	JW Pharmaceutical Corp.	979	24,610
*	JW Shinyak Corp.	3,245	14,001
	JYP Entertainment Corp.	3,780	131,779
	Kakao Corp.	5,169	661,709
	Kangnam Jevisco Co., Ltd.	731	20,126
*	Kangwon Land, Inc.	12,679	285,122

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KAON Media Co., Ltd.	3,057	$47,075
	KB Financial Group, Inc.	54,003	2,398,591
*	KB Financial Group, Inc., ADR	434	19,222
*	KB Metal Co., Ltd.	8,579	20,279
	KC Co., Ltd.	2,179	47,634
	KC Tech Co., Ltd.	1,797	44,704
	KCC Corp.	1,119	345,961
	KCC Engineering & Construction Co., Ltd.	1,061	9,416
	KCC Glass Corp.	1,315	85,068
	KCI, Ltd.	1,125	9,789
	KCTC	3,591	24,353
*	KEC Corp.	10,697	21,710
	KEPCO Engineering & Construction Co., Inc.	685	31,748
#	KEPCO Plant Service & Engineering Co., Ltd.	8,095	300,187
	Keyang Electric Machinery Co., Ltd.	5,137	22,472
*	KEYEAST Co., Ltd.	2,966	37,362
	KG Chemical Corp.	3,274	109,598
	Kginicis Co., Ltd.	7,816	146,964
	KGMobilians Co., Ltd.	5,530	50,543
*	KH Electron Co., Ltd.	13,460	12,362
*	KH FEELUX Co., Ltd.	29,424	83,727
	Kia Corp.	31,969	2,334,715
*	KineMaster Corp.	1,167	27,226
	KINX, Inc.	659	36,311
	KISCO Holdings Co., Ltd.	1,214	22,170
	KISWIRE, Ltd.	2,321	50,313
	KIWOOM Securities Co., Ltd.	5,062	520,023
	KM Corp.	1,860	16,283
*	KMH Hitech Co., Ltd.	13,170	22,385
#*	KMW Co., Ltd.	3,414	157,971
	Kocom Co., Ltd.	2,745	19,527
	Koh Young Technology, Inc.	6,350	135,069
	Kolmar BNH Co., Ltd.	2,713	112,756
	Kolmar Korea Co., Ltd.	2,823	134,669
	Kolmar Korea Holdings Co., Ltd.	2,189	55,260
	Kolon Corp.	491	13,074
	Kolon Global Corp.	1,683	35,523
	Kolon Industries, Inc.	6,689	471,121
*	Kolon Life Science, Inc.	491	13,424
	KoMiCo, Ltd.	1,679	95,280
*	Komipharm International Co., Ltd.	2,323	23,351
	Kopla Co., Ltd.	4,133	24,640
	Korea Alcohol Industrial Co., Ltd.	5,044	60,813
	Korea Asset In Trust Co., Ltd.	20,730	82,008
	Korea Business News Co., Ltd.	1,839	13,103
	Korea Cast Iron Pipe Industries Co., Ltd.	1,260	11,182
*	Korea Circuit Co., Ltd.	2,289	30,278
	Korea Electric Terminal Co., Ltd.	1,432	117,962
	Korea Electronic Power Industrial Development Co., Ltd.	4,695	56,555
	Korea Export Packaging Industrial Co., Ltd.	802	19,490
	Korea Flange Co., Ltd.	5,239	14,934
	Korea Fuel-Tech Corp.	5,879	20,251
*	Korea Gas Corp.	6,751	211,339
	Korea Information Certificate Authority, Inc.	3,472	23,455
	Korea Investment Holdings Co., Ltd.	12,675	1,059,071
*	Korea Line Corp.	7,502	20,231
	Korea Petrochemical Ind Co., Ltd.	694	153,843
	Korea Petroleum Industries Co.	1,602	20,686
	Korea Real Estate Investment & Trust Co., Ltd.	35,312	67,621

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,676	$758,524
	Korea United Pharm, Inc.	1,508	69,848
	Korea Zinc Co., Ltd.	1,833	872,662
	Korean Reinsurance Co.	22,283	184,678
	Kortek Corp.	1,790	16,033
*	KOSES Co., Ltd.	2,319	21,117
*	KPM Tech Co., Ltd.	16,691	43,734
	KPX Chemical Co., Ltd.	576	32,072
*	KSIGN Co., Ltd.	14,785	32,827
*	KT Alpha Co., Ltd.	5,035	43,805
	KT Skylife Co., Ltd.	6,097	57,894
	KT Submarine Co., Ltd.	6,588	41,329
	KTB Investment & Securities Co., Ltd.	4,113	27,051
	KTCS Corp.	13,494	36,455
	Kukbo Design Co., Ltd.	981	19,161
	Kukdo Chemical Co., Ltd.	729	60,219
	Kukdong Corp.	9,539	29,334
	Kukdong Oil & Chemicals Co., Ltd.	4,500	18,123
*	Kum Yang Co., Ltd.	3,102	13,716
#	Kumho Petrochemical Co., Ltd.	4,660	825,499
*	Kumho Tire Co., Inc.	6,014	34,998
	KUMHOE&C Co., Ltd.	8,092	88,078
	Kumkang Kind Co., Ltd.	5,636	40,932
	Kwang Dong Pharmaceutical Co., Ltd.	10,748	82,732
	Kyeryong Construction Industrial Co., Ltd.	1,770	50,425
	Kyobo Securities Co., Ltd.	2,422	18,007
	Kyongbo Pharmaceutical Co., Ltd.	1,775	20,652
	Kyung Dong Navien Co., Ltd.	2,192	140,414
	Kyungbang Co., Ltd.	3,048	36,062
*	Kyungchang Industrial Co., Ltd.	3,490	8,530
	Kyungdong Pharm Co., Ltd.	5,683	51,466
	Kyung-In Synthetic Corp.	9,504	56,327
	L&C Bio Co., Ltd.	1,177	34,743
	L&F Co., Ltd.	1,477	138,187
	LB Semicon, Inc.	9,863	114,345
	LEENO Industrial, Inc.	1,988	309,433
	LF Corp.	5,047	80,972
	LG Chem, Ltd.	4,830	3,547,653
	LG Electronics, Inc.	27,089	3,710,626
	LG HelloVision Co., Ltd.	11,051	69,946
	LG Household & Health Care, Ltd.	1,844	2,336,403
	LG Innotek Co., Ltd.	4,705	930,005
*	Liveplex Co., Ltd.	1,871	9,461
	LMS Co., Ltd.	1,448	13,935
	Lotte Chemical Corp.	3,741	844,139
	Lotte Chilsung Beverage Co., Ltd.	845	106,500
	Lotte Confectionery Co., Ltd.	360	44,432
	Lotte Corp.	5,225	171,544
*	Lotte Data Communication Co.	1,008	36,098
	LOTTE Fine Chemical Co., Ltd.	4,465	281,747
	LOTTE Himart Co., Ltd.	2,510	77,873
*	Lotte Non-Life Insurance Co., Ltd.	13,922	22,418
	Lotte Shopping Co., Ltd.	1,991	186,298
	LS Corp.	4,585	290,162
	LS Electric Co., Ltd.	4,112	232,462
*	Lumens Co., Ltd.	6,480	7,557
*	Lutronic Corp.	2,064	29,900
*	LVMC Holdings	13,531	40,804
	LX Hausys, Ltd.	1,948	169,294

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co., Ltd.	3,577	$373,373
	Macquarie Korea Infrastructure Fund	70,620	755,170
	Maeil Dairies Co., Ltd.	760	50,660
	Maeil Holdings Co., Ltd.	1,193	10,893
	MAKUS, Inc.	1,880	10,448
*	Mando Corp.	5,159	277,343
	Mcnex Co., Ltd.	3,980	164,146
	ME2ON Co., Ltd.	7,121	39,242
	Mediana Co., Ltd.	1,264	14,803
*	Medipost Co., Ltd.	1,643	41,999
	Medy-Tox, Inc.	451	79,356
*	Meerecompany, Inc.	202	5,638
	MegaStudy Co., Ltd.	2,286	27,577
	MegaStudyEdu Co., Ltd.	1,509	104,435
	Meritz Financial Group, Inc.	12,266	268,034
	Meritz Fire & Marine Insurance Co., Ltd.	22,510	499,703
	Meritz Securities Co., Ltd.	135,284	578,155
*	Mgame Corp.	2,083	18,091
	Mi Chang Oil Industrial Co., Ltd.	177	12,809
*	MiCo, Ltd.	6,995	84,509
	Minwise Co., Ltd.	2,056	36,890
	Mirae Asset Life Insurance Co., Ltd.	18,089	64,185
	Mirae Asset Securities Co., Ltd.	98,545	766,590
	Mirae Asset Venture Investment Co., Ltd.	2,852	21,540
*	MiraeING	19,965	11,111
	Miwon Chemicals Co., Ltd.	147	10,413
	Miwon Commercial Co., Ltd.	534	97,545
	Miwon Holdings Co., Ltd.	286	32,173
	Miwon Specialty Chemical Co., Ltd.	566	87,449
	MK Electron Co., Ltd.	3,608	64,432
*	MNTech Co., Ltd.	8,257	32,845
*	Mobase Co., Ltd.	2,910	11,237
*	Mobase Electronics Co., Ltd.	7,801	15,685
	MOM'S TOUCH&Co.	8,690	35,364
	MonAmi Co., Ltd.	3,983	19,820
	Moonbae Steel Co., Ltd.	4,967	22,356
	Moorim P&P Co., Ltd.	4,923	21,483
	Motonic Corp.	2,192	21,316
	Mr Blue Corp.	873	7,976
	MS Autotech Co., Ltd.	4,134	24,324
	Muhak Co., Ltd.	2,049	14,548
	Multicampus Co., Ltd.	382	13,409
	Nam Hwa Construction Co., Ltd.	3,709	41,336
	Namhae Chemical Corp.	6,272	68,825
*	NamKwang Engineering & Construction Co., Ltd.	843	12,001
*	Namsun Aluminum Co., Ltd.	6,192	22,655
	Namsung Corp.	6,032	17,813
*	Namuga Co., Ltd.	1,476	13,036
	Namyang Dairy Products Co., Ltd.	94	49,393
*	NanoenTek, Inc.	3,575	25,346
*	Nanos Co., Ltd.	3,733	20,666
	Nasmedia Co., Ltd.	847	29,824
*	Nat Games Co., Ltd.	1,701	18,772
	NAVER Corp.	1,832	690,483
	NCSoft Corp.	1,898	1,361,290
*	NDFOS Co., Ltd.	2,511	22,595
	NeoPharm Co., Ltd.	568	15,634
*	Neowiz	4,074	92,104
*	Neowiz Holdings Corp.	920	23,134

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	NEPES Corp.	1,769	$58,603
	Netmarble Corp.	545	65,785
	Nexen Corp.	4,007	17,785
	Nexen Tire Corp.	4,735	38,188
	NextEye Co., Ltd.	13,528	20,026
	NH Investment & Securities Co., Ltd.	62,048	686,246
*	NHN Corp.	3,556	238,766
*	NHN KCP Corp.	4,575	209,829
	Nice Information & Telecommunication, Inc.	2,046	60,320
	NICE Information Service Co., Ltd.	9,469	197,632
	NICE Total Cash Management Co., Ltd.	8,837	56,675
*	NK Co., Ltd.	11,295	12,098
*	NK Mulsan Co., Ltd.	25,450	18,576
*	NKMax Co., Ltd.	1,031	12,421
	Nong Shim Holdings Co., Ltd.	454	31,348
	Nong Woo Bio Co., Ltd.	1,061	12,968
	NongShim Co., Ltd.	758	216,757
	NOROO Paint & Coatings Co., Ltd.	2,414	25,315
	NOVAREX Co., Ltd.	663	27,988
	NPC	2,777	14,011
	NS Shopping Co., Ltd.	3,019	32,033
	Oceanbridge Co., Ltd.	1,631	22,579
*	OCI Co., Ltd.	2,146	212,920
	Okong Corp.	5,256	23,191
*	Omnisystem Co., Ltd.	6,034	14,495
	Opto Device Technology Co., Ltd.	2,831	19,013
	Orion Corp.	3,482	355,920
	Orion Holdings Corp.	5,970	87,236
	Osstem Implant Co., Ltd.	2,927	329,341
*	Osung Advanced Materials Co., Ltd.	18,332	52,425
	Ottogi Corp.	332	155,511
	Paik Kwang Industrial Co., Ltd.	4,373	26,666
*	Pan-Pacific Co., Ltd.	4,645	9,474
	Park Systems Corp.	894	99,367
#	Partron Co., Ltd.	11,262	100,135
*	Pearl Abyss Corp.	4,707	303,062
	People & Technology, Inc.	3,169	73,280
	PharmaResearch Co., Ltd.	898	69,458
*	Pharmicell Co., Ltd.	5,575	81,437
	PI Advanced Materials Co., Ltd.	4,049	188,358
	PJ Electronics Co., Ltd.	1,360	14,845
	PLAYWITH, Inc.	1,175	11,675
	Point Engineering Co., Ltd.	6,429	20,715
	Posco ICT Co., Ltd.	3,511	24,241
	Posco M-Tech Co., Ltd.	5,805	44,169
*	Power Logics Co., Ltd.	5,517	41,824
*	PowerNet Technologies Corp.	2,037	10,080
	Protec Co., Ltd.	1,501	35,838
	PSK, Inc.	641	23,692
	Pulmuone Co., Ltd.	5,757	97,210
	Pungkuk Alcohol Industry Co., Ltd.	780	12,868
	Pyeong Hwa Automotive Co., Ltd.	2,660	25,276
*	Q Capital Partners Co., Ltd.	23,911	13,023
	Rayence Co., Ltd.	1,568	18,900
*	Redrover Co., Ltd.	4,129	1,232
	Reyon Pharmaceutical Co., Ltd.	587	26,129
	RFHIC Corp.	1,033	33,097
*	RFTech Co., Ltd.	9,790	60,092
	Rsupport Co., Ltd.	3,117	26,345

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	S&S Tech Corp.	1,157	$32,004
*	S.Y. Co., Ltd.	6,825	24,451
	S-1 Corp.	5,861	410,631
	Sajo Industries Co., Ltd.	228	13,740
	Sajodaerim Corp.	1,111	25,937
	Sam Young Electronics Co., Ltd.	3,240	37,207
	Sam Yung Trading Co., Ltd.	1,958	27,742
	Sambo Corrugated Board Co., Ltd.	2,251	31,502
*	Sambo Motors Co., Ltd.	3,324	19,504
*	Sambu Engineering & Construction Co., Ltd.	8,922	26,853
	Samchuly Bicycle Co., Ltd.	1,569	17,003
	Samho Development Co., Ltd.	5,403	28,718
	SAMHWA Paints Industrial Co., Ltd.	1,928	18,958
	Samick Musical Instruments Co., Ltd.	11,471	18,847
	Samick THK Co., Ltd.	1,425	16,611
*	Samil C&S Co., Ltd.	1,410	16,041
	Samji Electronics Co., Ltd.	1,649	19,181
	Samjin Pharmaceutical Co., Ltd.	1,297	30,309
*	Samkee Corp.	5,673	23,098
*	Sammok S-Form Co., Ltd.	1,045	13,641
	Samsung C&T Corp.	12,599	1,552,014
	Samsung Card Co., Ltd.	5,765	175,566
	Samsung Climate Control Co., Ltd.	1,106	27,542
	Samsung Electro-Mechanics Co., Ltd.	7,977	1,332,363
	Samsung Electronics Co., Ltd., GDR	2,910	4,986,833
	Samsung Electronics Co., Ltd.	289,723	19,798,624
	Samsung Electronics Co., Ltd., GDR	3,225	5,535,712
*	Samsung Engineering Co., Ltd.	66,875	1,359,494
	Samsung Fire & Marine Insurance Co., Ltd.	10,634	1,983,751
*	Samsung Heavy Industries Co., Ltd.	87,923	499,906
	Samsung Life Insurance Co., Ltd.	9,647	632,999
*	Samsung Pharmaceutical Co., Ltd.	6,266	39,761
	Samsung Publishing Co., Ltd.	769	27,829
	Samsung SDI Co., Ltd.	2,405	1,552,521
	Samsung SDS Co., Ltd.	4,897	778,015
	Samsung Securities Co., Ltd.	27,566	1,062,015
	SAMT Co., Ltd.	10,436	38,312
	Samwha Capacitor Co., Ltd.	2,032	107,636
	Samwha Electric Co., Ltd.	664	19,589
	Samyang Corp.	527	29,178
	Samyang Foods Co., Ltd.	1,088	86,843
	Samyang Tongsang Co., Ltd.	207	14,010
	Samyung ENC Co., Ltd.	2,128	15,346
*	Sangbo Corp.	8,316	17,312
	Sangsin Energy Display Precision Co., Ltd.	2,574	37,148
	SaraminHR Co., Ltd.	2,216	95,363
	SAVEZONE I&C Corp.	4,590	14,285
*	SBI Investment Korea Co., Ltd.	14,026	24,968
*	SBS Media Holdings Co., Ltd.	6,667	12,969
*	SBW	94,220	66,611
	SCI Information Service, Inc.	3,770	12,339
	Seah Besteel Corp.	3,096	84,563
	SeAH Steel Corp.	245	22,609
	SeAH Steel Holdings Corp.	189	12,863
	Sebang Co., Ltd.	2,031	23,439
	Sebang Global Battery Co., Ltd.	743	56,524
#	Seegene, Inc.	7,386	450,472
	Segyung Hitech Co., Ltd.	1,016	20,448
*	Seha Corp.	11,240	20,285

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co., Ltd.	4,190	$35,357
*	Sejong Telecom, Inc.	33,195	19,920
*	Sekonix Co., Ltd.	2,406	10,103
	Sempio Co.	203	9,834
	S-Energy Co., Ltd.	2,419	10,130
	Seohan Co., Ltd.	28,267	51,774
*	Seojin System Co., Ltd.	1,871	67,619
*	Seoul Auction Co., Ltd.	1,312	24,125
	Seoul City Gas Co., Ltd.	134	15,978
#	Seoul Semiconductor Co., Ltd.	7,655	122,742
*	Seowon Co., Ltd.	10,203	27,118
	Seoyon Co., Ltd.	2,488	35,642
	Seoyon E-Hwa Co., Ltd.	3,804	26,445
	Settle Bank, Inc.	710	20,555
*	Sewon E&C Co., Ltd.	22,762	20,692
	SEWOONMEDICAL Co., Ltd.	3,371	15,252
	SFA Engineering Corp.	5,176	183,125
#*	SFA Semicon Co., Ltd.	11,200	69,833
*	SG Corp.	15,759	11,312
*	SG&G Corp.	8,237	20,377
	SGC e Tec E&C Co., Ltd.	115	7,409
*	SH Energy & Chemical Co., Ltd.	13,014	12,628
	Shin Heung Energy & Electronics Co., Ltd.	754	40,803
	Shin Poong Paper Manufacturing Co., Ltd.	6,218	17,286
#	Shin Poong Pharmaceutical Co., Ltd.	2,471	136,401
	Shindaeyang Paper Co., Ltd.	456	38,434
	Shinhan Financial Group Co., Ltd.	60,513	2,050,973
	Shinil Electronics Co., Ltd.	13,867	27,227
	Shinsegae Engineering & Construction Co., Ltd.	601	23,432
	Shinsegae Food Co., Ltd.	478	40,664
	Shinsegae Information & Communication Co., Ltd.	295	50,314
	Shinsegae International, Inc.	489	82,653
	Shinsegae, Inc.	1,541	356,858
	Shinsung Delta Tech Co., Ltd.	2,366	33,322
*	Shinsung E&G Co., Ltd.	13,700	31,417
*	Shinsung Tongsang Co., Ltd.	13,006	45,202
	Shinwha Intertek Corp.	7,617	24,670
*	Shinwon Construction Co., Ltd.	1,829	11,229
*	Shinwon Corp.	11,931	23,744
	Shinyoung Securities Co., Ltd.	961	53,799
*	Signetics Corp.	13,083	20,983
	SIGONG TECH Co., Ltd.	2,090	13,938
	Silla Co., Ltd.	817	9,052
	SIMMTECH Co., Ltd.	6,084	131,558
	SIMPAC, Inc.	4,358	26,560
*	Sindoh Co., Ltd.	1,876	52,166
	Sinil Pharm Co., Ltd.	2,367	33,498
	SK Chemicals Co., Ltd.	1,643	339,022
	SK D&D Co., Ltd.	1,722	55,389
	SK Discovery Co., Ltd.	3,201	135,880
	SK Gas, Ltd.	693	70,310
	SK Hynix, Inc.	28,027	2,743,739
	SK Materials Co., Ltd.	974	356,141
*	SK Rent A Car Co., Ltd.	2,078	26,959
	SK Securities Co., Ltd.	104,448	88,527
	SK Telecom Co., Ltd.	1,453	380,590
	SKC Co., Ltd.	2,772	390,777
	SL Corp.	3,157	90,799
*	SM Entertainment Co., Ltd.	1,741	89,337

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	S-MAC Co., Ltd.	60,027	$69,815
	SNT Dynamics Co., Ltd.	758	7,089
	SNT Holdings Co., Ltd.	1,335	24,040
	SNT Motiv Co., Ltd.	1,920	102,639
*	SNU Precision Co., Ltd.	6,533	25,836
	S-Oil Corp.	4,319	368,776
*	Solborn, Inc.	3,310	20,025
*	Solid, Inc.	3,020	18,938
	Songwon Industrial Co., Ltd.	7,075	118,957
	Soosan Heavy Industries Co., Ltd.	6,285	20,592
	Soulbrain Co., Ltd.	1,646	487,341
*	Soulbrain Holdings Co., Ltd.	2,168	71,557
	SPC Samlip Co., Ltd.	1,041	74,972
	Speco Co., Ltd.	2,960	18,969
	SPG Co., Ltd.	2,484	26,826
	Spigen Korea Co., Ltd.	1,087	51,125
*	Ssangyong Motor Co.	4,748	4,288
*	ST Pharm Co., Ltd.	567	52,981
*	Straffic Co., Ltd.	3,342	21,354
*	Studio Dragon Corp.	3,170	254,531
	Suheung Co., Ltd.	677	32,351
*	SundayToz Corp.	932	18,416
	Sung Kwang Bend Co., Ltd.	5,428	46,142
*	Sungchang Enterprise Holdings, Ltd.	12,524	32,822
	Sungdo Engineering & Construction Co., Ltd.	4,063	23,212
	Sungwoo Hitech Co., Ltd.	11,092	63,606
*	Suprema, Inc.	1,181	28,862
	SurplusGlobal, Inc.	4,238	21,564
	SV Investment Corp.	2,057	7,279
*	Synergy Innovation Co., Ltd.	2,992	13,409
*	Synopex, Inc.	6,097	19,825
	Tae Kyung Industrial Co., Ltd.	1,667	9,744
	Taekwang Industrial Co., Ltd.	109	106,363
*	Taewoong Co., Ltd.	1,299	10,587
	Taeyoung Engineering & Construction Co., Ltd.	3,513	37,473
#*	Taihan Electric Wire Co., Ltd.	68,789	155,139
*	Taihan Fiberoptics Co., Ltd.	10,782	31,616
*	Taihan Textile Co., Ltd.	153	5,855
*	Tailim Packaging Co., Ltd.	4,802	20,790
	TechWing, Inc.	1,557	35,995
*	Tego Science, Inc.	598	14,471
*	Telcon RF Pharmaceutical, Inc.	5,341	23,456
	TES Co., Ltd.	2,269	58,323
	Tesna, Inc.	3,273	145,096
*	Theragen Etex Co., Ltd.	6,451	46,082
*	Thinkware Systems Corp.	1,052	14,534
*	TK Chemical Corp.	4,152	26,780
	TK Corp.	3,643	39,792
	Tokai Carbon Korea Co., Ltd.	1,113	188,731
	Tongyang Life Insurance Co., Ltd.	7,227	33,702
	Tongyang, Inc.	55,572	97,959
*	Top Engineering Co., Ltd.	4,975	36,839
	Toptec Co., Ltd.	5,346	52,628
*	Tovis Co., Ltd.	4,782	32,107
	TS Corp.	7,330	19,879
	TSE Co., Ltd.	390	26,245
*	Tuksu Construction Co., Ltd.	2,534	29,789
*	TY Holdings Co., Ltd.	3,387	94,087
	UBCare Co., Ltd.	3,061	24,027

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ubiquoss Holdings, Inc.	1,137	$20,242
	Ubiquoss, Inc.	1,210	24,234
	Uju Electronics Co., Ltd.	1,295	31,405
	Uni-Chem Co., Ltd.	8,018	11,471
*	Unick Corp.	3,039	20,230
	Unid Co., Ltd.	1,100	112,975
	Union Semiconductor Equipment & Materials Co., Ltd.	9,622	123,636
	Uniquest Corp.	4,302	41,214
	Unitrontech Co., Ltd.	1,920	12,597
	UTI, Inc.	1,748	19,959
	Value Added Technology Co., Ltd.	1,700	53,255
	Viatron Technologies, Inc.	4,010	37,000
*	VICTEK Co., Ltd.	3,541	19,766
*	Vidente Co., Ltd.	10,054	90,738
	Vieworks Co., Ltd.	1,669	53,404
	Visang Education, Inc.	2,047	20,916
	Vitzro Tech Co., Ltd.	2,270	20,551
*	Vivien Corp.	9,480	29,446
*	VT GMP Co., Ltd.	1,836	13,964
	Webcash Corp.	856	25,629
#*	Webzen, Inc.	4,413	111,941
*	Welcron Co., Ltd.	4,953	20,746
	Whanin Pharmaceutical Co., Ltd.	3,397	63,261
	Wiable Corp.	3,225	11,986
*	WillBes & Co. (The)	11,308	23,170
*	Winiadimchae Co., Ltd.	1,982	8,480
#	Winix, Inc.	2,581	46,887
*	Winpac, Inc.	6,798	14,930
	Wins Co., Ltd.	2,128	31,679
	WiSoL Co., Ltd.	4,967	55,602
*	WIZIT Co., Ltd.	17,586	20,704
*	WONIK CUBE Corp.	6,329	23,069
*	Wonik Holdings Co., Ltd.	10,865	57,864
#	WONIK IPS Co., Ltd.	8,237	332,658
	Wonik Materials Co., Ltd.	1,057	31,678
*	Wonik Pne Co., Ltd.	1,260	26,079
*	Wonik QnC Corp.	4,248	114,152
	Woojin, Inc.	4,332	34,796
	Woongjin Thinkbig Co., Ltd.	12,192	43,474
*	Wooree Bio Co., Ltd.	7,589	34,783
*	Wooree Lighting Co., Ltd.	5,845	17,621
	Woori Financial Capital Co., Ltd.	1,256	12,563
	Woori Financial Group, Inc., Sponsored ADR	4,929	139,441
	Woori Financial Group, Inc.	49,733	468,904
	Woori Investment Bank Co., Ltd.	68,667	58,635
*	Wooridul Huebrain, Ltd.	6,965	10,422
	Woory Industrial Co., Ltd.	676	13,281
*	Woowon Development Co., Ltd.	4,541	29,355
	Worldex Industry & Trading Co., Ltd.	2,869	66,112
	Y G-1 Co., Ltd.	3,071	24,721
*	Y2 Solution	3,143	1,250
	YAS Co., Ltd.	1,324	18,441
*	YIK Corp.	4,787	26,068
	YMC Co., Ltd.	1,824	13,147
	Yonwoo Co., Ltd.	553	12,469
	Yoosung Enterprise Co., Ltd.	4,273	13,635
	YooSung T&S Co., Ltd.	3,233	10,255
	Youlchon Chemical Co., Ltd.	2,691	49,671
	Young Poong Corp.	119	70,895

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Young Poong Precision Corp.	1,490	$13,419
	Youngone Corp.	5,335	184,849
	Youngone Holdings Co., Ltd.	1,151	46,273
*	YoungWoo DSP Co., Ltd.	5,296	12,367
	Yuanta Securities Korea Co., Ltd.	27,085	105,337
	Yuhan Corp.	7,353	394,181
	YuHwa Securities Co., Ltd.	4,390	10,765
	Zeus Co., Ltd.	2,493	57,682
	Zinus, Inc.	2,245	203,235
TOTAL SOUTH KOREA			151,978,626
TAIWAN — (16.6%)
	Aaeon Technology, Inc.	4,000	9,598
	ABC Taiwan Electronics Corp.	17,000	18,595
	Ability Enterprise Co., Ltd.	47,000	26,453
*	Ability Opto-Electronics Technology Co., Ltd.	10,200	28,583
	AcBel Polytech, Inc.	98,000	94,802
	Accton Technology Corp.	125,000	1,463,340
#	Acer, Inc.	1,027,000	1,002,572
	ACES Electronic Co., Ltd.	24,000	47,522
*	Acon Holding, Inc.	41,000	13,556
	Acter Group Corp., Ltd.	7,759	52,507
	Action Electronics Co., Ltd.	28,000	12,593
#	A-DATA Technology Co., Ltd.	45,000	176,246
	Addcn Technology Co., Ltd.	8,000	70,456
#	Adlink Technology, Inc.	10,000	23,274
	Advanced Ceramic X Corp.	8,000	133,385
	Advanced International Multitech Co., Ltd.	14,000	37,751
#*	Advanced Optoelectronic Technology, Inc.	36,000	39,562
	Advancetek Enterprise Co., Ltd.	84,000	56,050
	Advantech Co., Ltd.	46,194	602,928
	AEON Motor Co., Ltd.	9,000	13,439
	Aerospace Industrial Development Corp.	64,000	68,258
*	AGV Products Corp.	138,000	52,961
	Airmate Cayman International Co., Ltd.	20,000	18,418
	Airtac International Group	19,000	613,994
	Alcor Micro Corp.	12,000	24,560
	All Ring Tech Co., Ltd.	10,000	50,326
	Allied Circuit Co., Ltd.	5,000	21,749
	Allis Electric Co., Ltd.	47,586	45,254
	Alltek Technology Corp.	24,000	26,330
	Alltop Technology Co., Ltd.	12,001	83,676
	Alpha Networks, Inc.	107,772	108,779
	Altek Corp.	72,000	104,204
	Amazing Microelectronic Corp.	11,586	61,982
	Ampire Co., Ltd.	16,000	13,955
	Ample Electronic Technology Co., Ltd.	4,000	18,895
	AMPOC Far-East Co., Ltd.	22,000	30,653
*	AmTRAN Technology Co., Ltd.	161,000	98,769
	Anpec Electronics Corp.	16,000	102,880
#	AP Memory Technology Corp.	5,000	131,716
	Apac Opto Electronics, Inc.	28,000	28,897
	APAQ Technology Co., Ltd.	6,000	12,727
	APCB, Inc.	35,000	27,080
	Apex International Co., Ltd.	42,000	86,958
	Apex Medical Corp.	17,000	19,890
	Apex Science & Engineering	30,000	12,904
	Apogee Optocom Co., Ltd.	4,000	10,070
	Arcadyan Technology Corp.	26,805	93,642

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Argosy Research, Inc.	14,013	$52,737
#	ASE Technology Holding Co., Ltd.	630,000	2,772,215
	ASE Technology Holding Co., Ltd. , ADR	9,375	83,156
	Asia Cement Corp.	230,000	426,946
	Asia Electronic Material Co., Ltd.	13,000	11,939
	Asia Optical Co., Inc.	22,000	67,754
	Asia Polymer Corp.	88,525	112,709
	Asia Tech Image, Inc.	21,000	41,810
	Asia Vital Components Co., Ltd.	88,000	237,835
	ASIX Electronics Corp.	4,000	23,123
	ASMedia Technology, Inc.	5,000	351,914
	ASPEED Technology, Inc.	5,000	402,692
	ASROCK, Inc.	10,000	60,483
#	Asustek Computer, Inc.	119,000	1,496,143
	Aten International Co., Ltd.	20,000	59,731
	Auden Techno Corp.	4,000	29,593
	Audix Corp.	21,000	41,072
#	AURAS Technology Co., Ltd.	19,000	121,601
	Aurora Corp.	9,000	30,200
	Aver Information, Inc.	9,000	22,498
#	Avermedia Technologies	19,000	23,961
	AVY Precision Technology, Inc.	36,021	34,338
	Axiomtek Co., Ltd.	20,000	39,435
*	Azurewave Technologies, Inc.	20,000	16,143
	Bank of Kaohsiung Co., Ltd.	117,141	47,401
	Baolong International Co., Ltd.	14,000	10,165
	Basso Industry Corp.	27,000	47,718
#	BenQ Materials Corp.	66,000	97,454
	BES Engineering Corp.	385,000	120,189
*	Billion Electric Co., Ltd.	29,000	23,943
	Bin Chuan Enterprise Co., Ltd.	15,000	15,277
	Bionet Corp.	7,000	11,379
	Bioteque Corp.	10,000	39,001
	Bizlink Holding, Inc.	21,000	193,883
	Brave C&H Supply Co., Ltd.	6,000	27,332
	Bright Led Electronics Corp.	27,000	29,330
*	Brighton-Best International Taiwan, Inc.	33,000	47,745
	Browave Corp.	9,000	14,198
	C Sun Manufacturing, Ltd.	25,000	52,413
*	Cameo Communications, Inc.	32,537	15,237
	Capital Futures Corp.	17,312	24,631
	Capital Securities Corp.	202,000	115,885
	Career Technology MFG. Co., Ltd.	100,109	105,280
*	Casing Macron Technology Co.	12,000	10,105
	Caswell, Inc.	8,000	33,032
	Catcher Technology Co., Ltd.	155,000	1,027,482
	Cathay Financial Holding Co., Ltd.	1,023,658	1,992,359
	Cathay Real Estate Development Co., Ltd.	215,000	160,796
	Cayman Engley Industrial Co., Ltd.	4,000	12,370
	Celxpert Energy Corp.	17,000	28,776
	Center Laboratories, Inc.	76,000	191,021
	Central Reinsurance Co., Ltd.	40,000	43,111
	Century Iron & Steel Industrial Co., Ltd.	43,000	187,675
	Chailease Holding Co., Ltd.	117,272	973,197
	ChainQui Construction Development Co., Ltd.	34,700	26,229
*	Champion Building Materials Co., Ltd.	50,000	21,446
	Champion Microelectronic Corp.	12,100	36,074
	Chang Hwa Commercial Bank, Ltd.	478,817	283,753
	Chang Wah Electromaterials, Inc.	70,000	94,347

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Wah Technology Co., Ltd.	20,000	$72,772
	Channel Well Technology Co., Ltd.	20,000	38,223
	Chant Sincere Co., Ltd.	12,000	13,896
	CHC Healthcare Group	34,000	42,523
	CHC Resources Corp.	15,000	25,272
	Chen Full International Co., Ltd.	29,000	40,698
#	Chenbro Micom Co., Ltd.	20,000	53,456
	Cheng Loong Corp.	204,000	307,894
#*	Cheng Mei Materials Technology Corp.	166,000	77,974
	Cheng Shin Rubber Industry Co., Ltd.	210,000	324,557
	Cheng Uei Precision Industry Co., Ltd.	83,000	120,256
	Chia Chang Co., Ltd.	34,000	61,065
	Chicony Electronics Co., Ltd.	179,185	516,930
	Chicony Power Technology Co., Ltd.	29,055	72,199
	Chief Telecom, Inc.	5,000	53,521
	Chieftek Precision Co., Ltd.	8,800	31,743
	Chien Kuo Construction Co., Ltd.	24,000	12,253
	Chilisin Electronics Corp.	53,979	207,735
	China Bills Finance Corp.	199,000	120,686
	China Chemical & Pharmaceutical Co., Ltd.	76,000	64,061
	China Development Financial Holding Corp.	2,757,000	1,393,590
	China Electric Manufacturing Corp.	63,900	25,552
	China General Plastics Corp.	105,687	150,348
	China Glaze Co., Ltd.	40,000	20,185
	China Life Insurance Co., Ltd.	537,282	506,674
*	China Man-Made Fiber Corp.	334,220	130,137
	China Metal Products	34,000	40,391
	China Motor Corp.	59,200	140,648
	China Steel Chemical Corp.	44,000	174,929
	China Wire & Cable Co., Ltd.	21,000	21,703
	Ching Feng Home Fashions Co., Ltd.	20,000	16,267
	Chin-Poon Industrial Co., Ltd.	86,000	99,429
	Chipbond Technology Corp.	164,000	440,747
	ChipMOS Techinologies, Inc.	108,000	206,974
	ChipMOS Technologies, Inc., ADR	2,254	86,617
	Chlitina Holding, Ltd.	13,000	95,351
	Chong Hong Construction Co., Ltd.	47,000	134,925
#	Chroma ATE, Inc.	70,000	493,103
	Chun YU Works & Co., Ltd.	17,000	20,213
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	201,114
*	Chung Hung Steel Corp.	131,000	230,207
	Chung Hwa Food Industrial Co., Ltd.	5,000	24,602
	Chunghwa Precision Test Tech Co., Ltd.	4,000	95,836
	Clevo Co.	151,000	160,495
	CMC Magnetics Corp.	289,827	101,689
	Collins Co., Ltd.	24,000	12,547
	Compal Broadband Networks, Inc.	8,000	8,308
	Compal Electronics, Inc.	1,513,000	1,170,347
	Compucase Enterprise	8,000	12,216
	Concord Securities Co., Ltd.	124,674	71,933
	Concraft Holding Co., Ltd.	18,872	48,025
	Continental Holdings Corp.	91,000	78,014
	Contrel Technology Co., Ltd.	38,000	28,325
	Coremax Corp.	7,545	29,178
	Coretronic Corp.	143,000	282,301
	Cowealth Medical Holding Co., Ltd.	9,450	9,112
*	Coxon Precise Industrial Co., Ltd.	18,000	9,910
	Creative Sensor, Inc.	15,000	15,343
*	Crowell Development Corp.	28,000	21,668

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	CSBC Corp. Taiwan	82,327	$71,027
	CTBC Financial Holding Co., Ltd.	2,645,000	2,165,997
	CTCI Corp.	66,000	90,369
	Cub Elecparts, Inc.	3,753	23,702
	CviLux Corp.	12,000	20,062
	Cyberlink Corp.	12,000	33,429
	CyberPower Systems, Inc.	16,000	45,928
	CyberTAN Technology, Inc.	107,000	74,792
	Cypress Technology Co., Ltd.	7,889	14,259
	Cystech Electronics Corp.	3,000	13,078
	DA CIN Construction Co., Ltd.	73,000	78,402
	Dadi Early-Childhood Education Group, Ltd.	2,000	13,145
	Dafeng TV, Ltd.	10,000	15,721
	Da-Li Development Co., Ltd.	20,000	22,306
	Darfon Electronics Corp.	51,000	86,015
*	Darwin Precisions Corp.	89,000	42,515
	Daxin Materials Corp.	18,000	57,829
	De Licacy Industrial Co., Ltd.	72,017	45,793
	Delta Electronics, Inc.	78,000	803,707
	Depo Auto Parts Ind Co., Ltd.	22,000	48,189
	DFI, Inc.	5,000	11,566
	Dimerco Express Corp.	53,000	192,888
#	D-Link Corp.	192,000	133,389
	Draytek Corp.	13,000	12,023
	Drewloong Precision, Inc.	6,000	23,757
#	Dyaco International, Inc.	34,000	100,521
*	Dynamic Electronics Co., Ltd.	86,181	68,156
	Dynapack International Technology Corp.	24,000	87,349
	E & R Engineering Corp.	5,000	12,405
#	E Ink Holdings, Inc.	137,000	396,174
	E.Sun Financial Holding Co., Ltd.	236,119	223,945
	Eastern Media International Corp.	165,000	273,998
	Eclat Textile Co., Ltd.	25,000	545,825
*	Edimax Technology Co., Ltd.	46,000	18,246
	Edison Opto Corp.	12,000	11,891
	Edom Technology Co., Ltd.	40,000	52,792
	eGalax_eMPIA Technology, Inc.	10,000	40,657
#	Egis Technology, Inc.	19,000	103,245
#	Elan Microelectronics Corp.	69,100	449,034
	E-LIFE MALL Corp.	20,000	59,353
	Elite Advanced Laser Corp.	25,600	56,067
	Elite Material Co., Ltd.	71,000	574,161
	Elite Semiconductor Microelectronics Technology, Inc.	54,000	351,280
*	Elitegroup Computer Systems Co., Ltd.	88,000	68,201
#	eMemory Technology, Inc.	11,000	517,377
	Emerging Display Technologies Corp.	44,000	29,612
	Ennoconn Corp.	13,922	111,910
*	Ennostar, Inc.	7,700	22,665
*	Epileds Technologies, Inc.	16,000	15,460
	Eson Precision Ind. Co., Ltd.	28,000	67,000
	Eternal Materials Co., Ltd.	174,920	243,025
*	Everest Textile Co., Ltd.	70,888	29,974
	Evergreen International Storage & Transport Corp.	51,000	58,897
*	Evergreen Marine Corp. Taiwan, Ltd.	5,000	23,780
	Everlight Chemical Industrial Corp.	165,000	115,277
	Everlight Electronics Co., Ltd.	100,000	224,799
*	Everspring Industry Co., Ltd.	24,000	23,061
	Excel Cell Electronic Co., Ltd.	15,000	13,753
	Excellence Opto, Inc.	34,000	32,316

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Excelliance Mos Corp.	5,000	$43,455
	Excelsior Medical Co., Ltd.	38,141	76,395
	Far Eastern Department Stores, Ltd.	192,000	156,684
	Far Eastern International Bank	277,155	106,667
#	Far Eastern New Century Corp.	315,000	333,812
#	Farglory F T Z Investment Holding Co., Ltd.	25,000	33,256
	Farglory Land Development Co., Ltd.	77,000	154,331
	Feedback Technology Corp.	5,000	10,637
	Feng Hsin Steel Co., Ltd.	40,000	116,760
	Feng TAY Enterprise Co., Ltd.	44,400	367,350
	First Financial Holding Co., Ltd.	502,516	409,052
	First Hi-Tec Enterprise Co., Ltd.	13,000	33,291
	First Hotel	33,000	17,032
	First Insurance Co., Ltd. (The)	49,000	22,871
*	FIT Holding Co., Ltd.	36,000	46,491
	Fitipower Integrated Technology, Inc.	8,000	80,767
	Fittech Co., Ltd.	10,279	76,887
	FLEXium Interconnect, Inc.	100,000	466,896
	Flytech Technology Co., Ltd.	26,000	61,359
#	FocalTech Systems Co., Ltd.	23,000	229,646
	FOCI Fiber Optic Communications, Inc.	19,000	17,986
#	Forcecon Tech Co., Ltd.	9,000	30,040
	Forest Water Environment Engineering Co., Ltd.	9,000	12,850
	Formosa Chemicals & Fibre Corp.	117,000	344,529
	Formosa International Hotels Corp.	7,000	37,810
*	Formosa Laboratories, Inc.	30,634	74,844
	Formosa Optical Technology Co., Ltd.	7,000	15,798
	Formosa Plastics Corp.	113,000	404,208
	Formosan Rubber Group, Inc.	83,000	71,035
	Formosan Union Chemical	115,000	85,813
	Fortune Electric Co., Ltd.	28,000	43,546
	Founding Construction & Development Co., Ltd.	21,000	12,784
	Foxconn Technology Co., Ltd.	171,000	378,257
	Foxsemicon Integrated Technology, Inc.	26,150	219,274
	FSP Technology, Inc.	40,000	59,046
	Fubon Financial Holding Co., Ltd.	686,000	1,844,077
	Fulgent Sun International Holding Co., Ltd.	25,092	83,406
	Fusheng Precision Co., Ltd.	21,000	162,782
	G Shank Enterprise Co., Ltd.	34,000	66,812
	Gamania Digital Entertainment Co., Ltd.	26,000	59,355
	GCS Holdings, Inc.	20,000	34,474
	GEM Services, Inc.	12,100	51,709
	Gemtek Technology Corp.	89,000	104,792
	General Interface Solution Holding, Ltd.	60,000	251,161
	General Plastic Industrial Co., Ltd.	24,000	21,382
	Generalplus Technology, Inc.	12,000	36,442
*	GeneReach Biotechnology Corp.	7,000	30,713
*	GeneReach Biotechnology Corp.	944	84
	Genesys Logic, Inc.	14,000	66,810
#	Genius Electronic Optical Co., Ltd.	21,634	403,387
	GeoVision, Inc.	24,000	33,403
	Getac Technology Corp.	63,000	126,730
	Giant Manufacturing Co., Ltd.	75,000	863,736
#	Gigabyte Technology Co., Ltd.	113,000	406,007
*	Gigastorage Corp.	44,000	41,512
	Ginar Technology Co., Ltd.	8,000	11,432
	Ginko International Co., Ltd.	7,600	61,593
	Global Brands Manufacture, Ltd.	110,000	140,209
	Global Mixed Mode Technology, Inc.	9,000	88,059

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Global PMX Co., Ltd.	4,000	$24,840
	Global Unichip Corp.	16,000	237,116
	Globaltek Fabrication Co., Ltd.	9,000	15,913
	Globalwafers Co., Ltd.	27,000	820,345
	Globe Union Industrial Corp.	55,000	33,973
	GMI Technology, Inc.	21,000	17,500
	Golden Friends Corp.	6,000	12,684
#	Goldsun Building Materials Co., Ltd.	254,873	207,257
	Good Will Instrument Co., Ltd.	13,000	11,516
	Gourmet Master Co., Ltd.	16,208	85,282
	Grand Fortune Securities Co., Ltd.	48,941	30,613
	Grand Ocean Retail Group, Ltd.	13,000	9,622
*	Grand Pacific Petrochemical	215,000	224,756
	Grand Plastic Technology Corp.	5,000	72,865
	GrandTech CG Systems, Inc.	11,550	20,395
	Grape King Bio, Ltd.	22,000	134,180
	Great China Metal Industry	55,000	55,921
	Great Taipei Gas Co., Ltd.	110,000	131,252
	Great Tree Pharmacy Co., Ltd.	4,000	34,213
	Greatek Electronics, Inc.	72,000	245,953
	Group Up Industrial Co., Ltd.	4,000	9,870
	GTM Holdings Corp.	43,000	38,566
#	Hannstar Board Corp.	75,314	128,031
	Hanpin Electron Co., Ltd.	14,000	15,329
*	Harvatek Corp.	22,000	22,855
	Heran Co., Ltd.	12,000	49,038
	Hey Song Corp.	64,000	82,202
	Hi-Clearance, Inc.	5,000	25,043
	Highlight Tech Corp.	22,833	34,610
	Highwealth Construction Corp.	181,400	318,616
	HIM International Music, Inc.	10,000	32,482
	Hiroca Holdings, Ltd.	23,000	54,884
	Hitron Technology, Inc.	25,080	18,213
	Hiwin Technologies Corp.	40,003	460,273
*	Ho Tung Chemical Corp.	324,000	130,526
	Hocheng Corp.	47,000	19,453
	Holiday Entertainment Co., Ltd.	10,000	23,015
	Holtek Semiconductor, Inc.	27,000	130,538
	Holy Stone Enterprise Co., Ltd.	27,000	121,120
	Hon Hai Precision Industry Co., Ltd.	877,600	3,468,029
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	37,347
	Hon Hai Precision Industry Co., Ltd., GDR	5,974	47,323
	Hong Pu Real Estate Development Co., Ltd.	57,000	44,353
#	Hong TAI Electric Industrial	70,000	58,902
	Hong YI Fiber Industry Co.	34,000	31,306
#	Hota Industrial Manufacturing Co., Ltd.	17,178	60,056
	Hotai Finance Co., Ltd.	22,000	67,762
	Hotai Motor Co., Ltd.	36,000	762,069
	Hotron Precision Electronic Industrial Co., Ltd.	14,742	39,241
	Hsin Yung Chien Co., Ltd.	4,200	22,156
	Hsing TA Cement Co.	38,000	34,555
*	HTC Corp.	212,000	298,642
	Hu Lane Associate, Inc.	7,400	35,971
	HUA ENG Wire & Cable Co., Ltd.	32,000	29,057
	Hua Nan Financial Holdings Co., Ltd.	501,978	346,856
	Huaku Development Co., Ltd.	75,000	228,038
	Huang Hsiang Construction Corp.	26,000	40,201
	Hung Ching Development & Construction Co., Ltd.	33,000	30,902
	Hung Sheng Construction, Ltd.	102,592	76,555

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Huxen Corp.	10,000	$19,499
*	Hwa Fong Rubber Industrial Co., Ltd.	24,375	15,881
	Hycon Technology Corp.	5,000	31,185
	Ibase Technology, Inc.	51,000	71,729
	IBF Financial Holdings Co., Ltd.	441,214	259,782
	Ichia Technologies, Inc.	62,000	41,926
	IEI Integration Corp.	41,220	77,978
	Infortrend Technology, Inc.	56,000	36,843
	Innodisk Corp.	13,633	117,305
	Inpaq Technology Co., Ltd.	11,400	27,444
	Insyde Software Corp.	7,000	25,089
	Intai Technology Corp.	6,000	18,436
	Integrated Service Technology, Inc.	17,000	30,886
	IntelliEPI, Inc.	6,000	12,198
	International CSRC Investment Holdings Co.	193,220	185,648
	International Games System Co., Ltd.	18,000	561,708
#	Inventec Corp.	872,000	732,681
	Iron Force Industrial Co., Ltd.	8,000	20,781
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	40,462
*	I-Sunny Construction & Development Co., Ltd.	9,000	23,361
	ITE Technology, Inc.	28,000	126,993
	ITEQ Corp.	48,822	240,246
	Jarllytec Co., Ltd.	18,000	44,611
	Jentech Precision Industrial Co., Ltd.	9,000	105,896
	Jess-Link Products Co., Ltd.	27,000	35,285
	Jia Wei Lifestyle, Inc.	7,000	20,570
	Jih Lin Technology Co., Ltd.	16,000	64,761
	Jinli Group Holdings, Ltd.	23,391	11,690
	JMC Electronics Co., Ltd.	5,000	13,077
	Jochu Technology Co., Ltd.	13,000	13,373
	Johnson Health Tech Co., Ltd.	23,000	62,592
	Jourdeness Group, Ltd.	4,000	10,915
	Kaimei Electronic Corp.	11,400	41,999
	Kaori Heat Treatment Co., Ltd.	21,000	36,691
	Kaulin Manufacturing Co., Ltd.	23,000	12,505
	Kedge Construction Co., Ltd.	19,000	32,961
	KEE TAI Properties Co., Ltd.	101,000	38,336
	Kenda Rubber Industrial Co., Ltd.	53,000	72,255
	Kenmec Mechanical Engineering Co., Ltd.	22,000	21,215
	Kerry TJ Logistics Co., Ltd.	21,000	41,324
	Keystone Microtech Corp.	4,000	49,829
	KHGEARS International, Ltd.	5,000	23,515
	Kindom Development Co., Ltd.	69,000	106,434
	King Slide Works Co., Ltd.	10,000	133,291
	King's Town Bank Co., Ltd.	184,000	266,027
*	King's Town Construction Co., Ltd.	27,000	34,332
	Kinik Co.	23,000	53,234
*	Kinko Optical Co., Ltd.	23,000	27,978
	Kinpo Electronics	232,000	106,616
	KMC Kuei Meng International, Inc.	13,250	114,249
	Ko Ja Cayman Co., Ltd.	9,606	33,097
	KS Terminals, Inc.	16,000	51,702
	Kung Long Batteries Industrial Co., Ltd.	12,000	67,219
#*	Kung Sing Engineering Corp.	125,000	43,508
	Kuo Toong International Co., Ltd.	68,248	59,645
	Kuo Yang Construction Co., Ltd.	44,549	47,014
	Kwong Lung Enterprise Co., Ltd.	24,000	37,664
	KYE Systems Corp.	43,000	18,269
	L&K Engineering Co., Ltd.	45,000	50,317

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	La Kaffa International Co., Ltd.	6,000	$23,895
*	LAN FA Textile	27,000	12,644
	Land Mark Optoelectronics Corp.	13,000	110,385
	Lanner Electronics, Inc.	23,720	49,859
#	Largan Precision Co., Ltd.	10,000	1,052,314
	Laser Tek Taiwan Co., Ltd.	11,000	13,250
*	Laster Tech Corp., Ltd.	7,000	12,587
#	Leader Electronics, Inc.	29,000	18,176
*	Leadtek Research, Inc.	7,000	15,332
*	Lealea Enterprise Co., Ltd.	145,000	61,317
	LEE CHI Enterprises Co., Ltd.	21,000	23,991
	Lelon Electronics Corp.	18,832	48,787
	Lemtech Holdings Co., Ltd.	3,599	24,716
	Leo Systems, Inc.	13,000	11,256
	Li Cheng Enterprise Co., Ltd.	34,458	27,592
*	Li Peng Enterprise Co., Ltd.	126,000	51,398
	Lida Holdings, Ltd.	10,000	10,752
	Lien Hwa Industrial Holdings Corp.	132,794	249,417
	Lifestyle Global Enterprise, Inc.	6,000	10,089
*	Lingsen Precision Industries, Ltd.	35,000	33,597
	Lintes Technology Co., Ltd.	5,000	20,973
	Lite-On Technology Corp.	413,000	949,252
	Liton Technology Corp.	12,000	22,029
*	Long Bon International Co., Ltd.	16,000	10,666
	Long Da Construction & Development Corp.	40,000	31,821
#	Longchen Paper & Packaging Co., Ltd.	209,028	212,115
	Longwell Co.	13,000	32,383
	Lotes Co., Ltd.	17,256	353,425
	Lotus Pharmaceutical Co., Ltd.	10,000	52,450
	Lu Hai Holding Corp.	7,000	12,438
	Lumax International Corp., Ltd.	20,000	49,097
	Lung Yen Life Service Corp.	23,000	39,852
	M31 Technology Corp.	5,000	70,626
	Ma Kuang Healthcare Holding, Ltd.	5,000	9,461
	Macauto Industrial Co., Ltd.	5,000	17,440
	Machvision, Inc.	11,159	104,141
	Macroblock, Inc.	5,000	28,035
	Makalot Industrial Co., Ltd.	50,258	427,777
	Marketech International Corp.	11,000	43,927
	Materials Analysis Technology, Inc.	13,000	70,540
	Mechema Chemicals International Corp.	13,000	37,335
*	Medeon Biodesign, Inc.	2,000	4,361
	MediaTek, Inc.	100,000	3,269,785
	Mega Financial Holding Co., Ltd.	773,000	915,512
	Meiloon Industrial Co.	17,000	20,351
	Mercuries & Associates Holding, Ltd.	99,220	82,585
*	Mercuries Life Insurance Co., Ltd.	308,143	101,871
	Merida Industry Co., Ltd.	29,000	348,294
	Merry Electronics Co., Ltd.	19,000	75,726
*	Microbio Co., Ltd.	15,000	30,712
	Micro-Star International Co., Ltd.	199,000	1,057,234
*	MIN AIK Technology Co., Ltd.	35,000	30,597
	Mirle Automation Corp.	39,000	62,428
	Mitac Holdings Corp.	259,073	263,884
#	momo.com, Inc.	11,700	653,299
	MOSA Industrial Corp.	21,000	36,952
	MPI Corp.	17,000	94,977
	Nak Sealing Technologies Corp.	10,000	34,311
	Nan Pao Resins Chemical Co., Ltd.	18,000	96,643

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Plastics Corp.	320,000	$998,675
	Nang Kuang Pharmaceutical Co., Ltd.	12,000	16,375
#	Nantex Industry Co., Ltd.	128,200	564,874
	National Petroleum Co., Ltd.	22,000	38,138
	Netronix, Inc.	11,000	24,645
	New Best Wire Industrial Co., Ltd.	5,000	7,830
	New Era Electronics Co., Ltd.	19,000	16,580
*	Newmax Technology Co., Ltd.	7,000	10,867
	Nexcom International Co., Ltd.	30,000	24,694
	Nichidenbo Corp.	36,000	73,474
	Nidec Chaun-Choung Technology Corp.	5,000	36,827
*	Nien Hsing Textile Co., Ltd.	44,000	36,532
	Nien Made Enterprise Co., Ltd.	27,000	453,311
	Niko Semiconductor Co., Ltd.	15,000	44,464
	Nishoku Technology, Inc.	10,000	37,614
#	Novatek Microelectronics Corp.	113,000	2,078,672
#	Nyquest Technology Co., Ltd.	5,000	28,451
	O-Bank Co., Ltd.	179,507	45,078
*	Ocean Plastics Co., Ltd.	61,000	79,172
	OK Biotech Co., Ltd.	18,272	15,502
*	Oneness Biotech Co., Ltd.	13,000	89,813
	OptoTech Corp.	55,500	63,619
	Orient Europharma Co., Ltd.	7,000	10,394
	Orient Semiconductor Electronics, Ltd.	66,000	64,108
*	Oriental Union Chemical Corp.	130,000	104,467
	O-TA Precision Industry Co., Ltd.	12,000	70,231
	Pacific Construction Co.	73,000	25,804
	PADAUK Technology Co., Ltd.	3,000	25,682
	Pan German Universal Motors, Ltd.	5,000	40,307
	Pan Jit International, Inc.	38,900	143,712
	Pan-International Industrial Corp.	26,000	39,130
	Panion & BF Biotech, Inc.	6,000	17,482
	Parade Technologies, Ltd.	12,000	736,875
*	Paragon Technologies Co., Ltd.	21,000	18,225
	PChome Online, Inc.	18,000	84,697
	PCL Technologies, Inc.	7,432	23,339
	P-Duke Technology Co., Ltd.	11,579	31,494
	Pegatron Corp.	528,000	1,272,900
	Pegavision Corp.	7,000	112,461
	PharmaEngine, Inc.	21,000	48,139
*	Pharmally International Holding Co., Ltd.	11,410	4,330
*	Phihong Technology Co., Ltd.	68,000	92,894
	Phison Electronics Corp.	45,000	769,041
	Phoenix Silicon International Corp.	14,000	25,392
#	Pixart Imaging, Inc.	21,000	146,489
	Planet Technology Corp.	17,000	41,375
	Plastron Precision Co., Ltd.	19,000	8,912
	Plotech Co., Ltd.	38,000	36,545
	Polytronics Technology Corp.	9,423	49,907
	Posiflex Technology, Inc.	3,000	8,278
	Pou Chen Corp.	259,000	327,578
	Powertech Technology, Inc.	187,000	741,029
*	Poya International Co., Ltd.	6,000	128,292
	President Chain Store Corp.	82,000	823,638
	President Securities Corp.	187,120	181,154
	Primax Electronics, Ltd.	74,000	163,181
*	Prime Electronics & Satellitics, Inc.	46,000	15,903
	Prince Housing & Development Corp.	248,000	106,125
	Pro Hawk Corp.	3,000	20,131

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co., Ltd.	27,000	$40,829
	Prosperity Dielectrics Co., Ltd.	21,000	51,110
	Qisda Corp.	419,000	443,873
	QST International Corp.	11,000	25,252
	Qualipoly Chemical Corp.	32,000	40,363
	Quang Viet Enterprise Co., Ltd.	9,000	37,364
	Quanta Computer, Inc.	309,000	855,974
	Quanta Storage, Inc.	55,000	74,641
#	Radiant Opto-Electronics Corp.	100,000	378,110
	Rafael Microelectronics, Inc.	3,000	22,146
*	RDC Semiconductor Co., Ltd.	9,000	135,280
	Realtek Semiconductor Corp.	63,000	1,330,169
	Rechi Precision Co., Ltd.	86,000	62,219
*	Reward Wool Industry Corp.	14,000	10,780
	Rexon Industrial Corp., Ltd.	28,000	77,471
	Rich Development Co., Ltd.	229,000	77,019
	RichWave Technology Corp.	11,000	158,285
*	Ritek Corp.	176,099	60,219
	Rodex Fasteners Corp.	12,000	14,344
*	Roo Hsing Co., Ltd.	153,000	48,473
	Ruentex Engineering & Construction Co.	12,000	61,116
	Ruentex Industries, Ltd.	77,600	272,399
	Run Long Construction Co., Ltd.	39,000	84,735
	Sakura Development Co., Ltd.	19,000	22,054
	Sampo Corp.	77,800	84,299
	San Fang Chemical Industry Co., Ltd.	50,000	41,980
	San Far Property, Ltd.	52,384	28,667
	San Shing Fastech Corp.	15,000	31,145
	Sanitar Co., Ltd.	9,000	12,229
	Sanyang Motor Co., Ltd.	122,000	125,689
	Scan-D Corp.	11,000	20,705
	SCI Pharmtech, Inc.	14,000	45,098
	Scientech Corp.	10,000	21,388
#	SDI Corp.	29,000	149,703
	Sea Sonic Electronics Co., Ltd.	8,000	29,437
	Senao International Co., Ltd.	23,000	26,247
	Senao Networks, Inc.	7,000	24,709
	Sercomm Corp.	35,000	81,469
#	Sesoda Corp.	52,000	63,147
	Shanghai Commercial & Savings Bank, Ltd. (The)	599,000	896,021
	Shan-Loong Transportation Co., Ltd.	13,000	16,591
*	Sharehope Medicine Co., Ltd.	23,086	24,781
	Shih Her Technologies, Inc.	11,000	22,665
	Shihlin Electric & Engineering Corp.	56,000	107,191
	Shin Hsiung Natural Gas Co., Ltd.	9,000	17,391
	Shin Kong Financial Holding Co., Ltd.	2,456,271	806,425
	Shin Ruenn Development Co., Ltd.	14,000	14,455
	Shin Zu Shing Co., Ltd.	42,866	164,456
	Shinih Enterprise Co., Ltd.	17,000	13,698
*	Shining Building Business Co., Ltd.	102,206	43,216
	Shinkong Insurance Co., Ltd.	76,000	113,158
#	Shinkong Synthetic Fibers Corp.	339,000	249,674
	Shinkong Textile Co., Ltd.	32,000	47,472
	Shiny Chemical Industrial Co., Ltd.	19,800	102,303
	ShunSin Technology Holding, Ltd.	7,000	26,776
*	Shuttle, Inc.	77,000	32,616
	Sigurd Microelectronics Corp.	93,438	215,011
	Silergy Corp.	5,000	678,424
	Silicon Optronics, Inc.	5,000	35,387

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Silicon Power Computer & Communications, Inc.	21,000	$20,731
	Simplo Technology Co., Ltd.	68,000	899,544
	Sinbon Electronics Co., Ltd.	45,000	387,101
	Singatron Enterprise Co., Ltd.	17,000	13,828
	Sinher Technology, Inc.	11,000	17,810
	Sinmag Equipment Corp.	11,000	43,505
	Sino-American Silicon Products, Inc.	127,000	861,489
	Sinon Corp.	148,000	121,845
	Sinopower Semiconductor, Inc.	5,000	23,510
	Sinyi Realty, Inc.	31,965	34,604
	Sirtec International Co., Ltd.	25,200	24,708
	Sitronix Technology Corp.	31,000	428,153
	Siward Crystal Technology Co., Ltd.	21,000	28,224
	Softstar Entertainment, Inc.	5,000	13,224
#	Solar Applied Materials Technology Co.	151,711	255,910
	Solomon Technology Corp.	52,000	33,997
	Solteam, Inc.	11,000	30,393
	Sonix Technology Co., Ltd.	22,000	84,913
	Southeast Cement Co., Ltd.	26,000	16,769
	Speed Tech Corp.	20,000	55,769
#	Spirox Corp.	17,000	18,295
#	Sporton International, Inc.	19,050	164,873
	St Shine Optical Co., Ltd.	9,000	123,848
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	27,316
	Standard Foods Corp.	76,000	142,821
	Stark Technology, Inc.	18,000	44,590
	Sun Race Sturmey-Archer, Inc.	7,000	14,700
*	Sun Yad Construction Co., Ltd.	53,000	23,356
	Sunjuice Holdings Co., Ltd.	2,000	36,117
	Sunko INK Co., Ltd.	29,750	10,639
	SunMax Biotechnology Co., Ltd.	6,000	15,475
	Sunny Friend Environmental Technology Co., Ltd.	9,000	65,513
#	Sunonwealth Electric Machine Industry Co., Ltd.	40,000	62,704
	Sunplus Technology Co., Ltd.	80,000	125,380
	Sunrex Technology Corp.	18,000	35,714
	Sunspring Metal Corp.	14,000	15,490
*	Superior Plating Technology Co., Ltd.	9,000	23,039
	Supreme Electronics Co., Ltd.	106,145	168,591
	Swancor Holding Co., Ltd.	5,000	18,653
	Sweeten Real Estate Development Co., Ltd.	41,796	37,389
	Symtek Automation Asia Co., Ltd.	6,000	22,948
	Syncmold Enterprise Corp.	24,500	72,052
	Synmosa Biopharma Corp.	58,000	52,483
	Synnex Technology International Corp.	398,000	755,934
	Sysage Technology Co., Ltd.	30,000	42,907
	Systex Corp.	56,000	175,531
#	T3EX Global Holdings Corp.	23,444	154,167
	TA Chen Stainless Pipe	191,885	358,720
	Ta Ya Electric Wire & Cable	66,960	65,459
	Tah Hsin Industrial Corp.	18,000	44,469
#	TA-I Technology Co., Ltd.	26,750	65,653
*	Tai Tung Communication Co., Ltd.	24,000	14,878
	Taichung Commercial Bank Co., Ltd.	636,181	270,925
	TaiDoc Technology Corp.	12,000	91,794
	Taiflex Scientific Co., Ltd.	40,000	79,764
	Taimide Tech, Inc.	13,000	23,989
	Tainan Enterprises Co., Ltd.	15,000	9,666
	Taishin Financial Holding Co., Ltd.	1,106,991	671,741
	TaiSol Electronics Co., Ltd.	6,000	10,819

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taisun Enterprise Co., Ltd.	21,000	$21,818
#	Taita Chemical Co., Ltd.	72,680	112,514
	TAI-TECH Advanced Electronics Co., Ltd.	9,000	54,899
#	Taiwan Business Bank	589,585	200,081
	Taiwan Cement Corp.	345,401	651,395
	Taiwan Chelic Corp., Ltd.	1,000	2,129
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	24,720	43,232
	Taiwan Cooperative Financial Holding Co., Ltd.	463,182	362,086
	Taiwan Fertilizer Co., Ltd.	87,000	186,465
	Taiwan Fire & Marine Insurance Co., Ltd.	74,000	51,911
	Taiwan FU Hsing Industrial Co., Ltd.	31,000	47,640
	Taiwan Glass Industry Corp.	132,000	181,150
	Taiwan High Speed Rail Corp.	234,000	254,352
	Taiwan Hon Chuan Enterprise Co., Ltd.	59,000	165,016
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	55,000	104,712
*	Taiwan IC Packaging Corp.	14,000	15,390
*	Taiwan Land Development Corp.	134,000	30,400
	Taiwan Line Tek Electronic	30,000	31,250
#	Taiwan Mask Corp.	31,000	109,980
	Taiwan Mobile Co., Ltd.	110,000	409,330
	Taiwan Paiho, Ltd.	69,000	229,371
	Taiwan PCB Techvest Co., Ltd.	67,000	111,514
	Taiwan Sakura Corp.	19,000	44,448
	Taiwan Sanyo Electric Co., Ltd.	17,000	20,762
	Taiwan Secom Co., Ltd.	72,000	242,191
	Taiwan Semiconductor Co., Ltd.	32,000	92,229
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	100,238	11,691,760
	Taiwan Semiconductor Manufacturing Co., Ltd.	701,000	14,650,547
	Taiwan Shin Kong Security Co., Ltd.	76,500	108,223
	Taiwan Styrene Monomer	82,000	57,417
	Taiwan Surface Mounting Technology Corp.	39,000	175,152
	Taiwan Taxi Co., Ltd.	6,300	18,414
*	Taiwan TEA Corp.	130,000	96,091
#	Taiwan Union Technology Corp.	44,000	183,640
#*	Tatung Co., Ltd.	483,000	451,908
	TCI Co., Ltd.	12,877	150,658
	Te Chang Construction Co., Ltd.	12,000	12,331
#	Teco Electric and Machinery Co., Ltd.	409,000	455,180
	Tehmag Foods Corp.	4,000	48,867
	TEKOM Technologies, Inc.	4,000	22,177
	Tera Autotech Corp.	22,701	17,432
	Test Research, Inc.	30,000	61,880
	Test-Rite International Co., Ltd.	34,000	30,636
*	Tex-Ray Industrial Co., Ltd.	17,000	9,049
	Thermaltake Technology Co., Ltd.	15,000	30,605
	Thinking Electronic Industrial Co., Ltd.	17,000	134,613
	Thye Ming Industrial Co., Ltd.	25,000	37,282
	Tofu Restaurant Co., Ltd.	1,000	5,528
*	Ton Yi Industrial Corp.	256,000	136,444
	Tong Hsing Electronic Industries, Ltd.	10,878	95,516
	Tong Yang Industry Co., Ltd.	51,000	66,618
*	Tong-Tai Machine & Tool Co., Ltd.	22,000	13,992
	Top Bright Holding Co., Ltd.	2,000	9,407
	Top Union Electronics Corp.	15,000	12,093
	TOPBI International Holdings, Ltd.	40,607	22,282
	Topco Scientific Co., Ltd.	29,000	134,628
	Topco Technologies Corp.	13,000	35,531
	Topkey Corp.	17,000	90,700
	Topoint Technology Co., Ltd.	35,000	58,491

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	13,000	$19,338
	TPK Holding Co., Ltd.	89,000	136,927
	Trade-Van Information Services Co.	16,000	28,807
	Transart Graphics Co., Ltd.	6,000	16,162
	Transcend Information, Inc.	59,000	148,023
*	TrueLight Corp.	21,000	23,227
	Tsann Kuen Enterprise Co., Ltd.	19,000	25,138
	TSC Auto ID Technology Co., Ltd.	6,300	52,074
	TSRC Corp.	97,000	105,470
	TST Group Holding, Ltd.	3,000	16,039
	TTFB Co., Ltd.	2,000	17,692
	TTY Biopharm Co., Ltd.	40,000	115,081
*	Tul Corp.	5,000	27,356
	Tung Ho Steel Enterprise Corp.	153,000	256,065
	Tung Ho Textile Co., Ltd.	29,000	15,993
*	Tung Thih Electronic Co., Ltd.	5,000	43,053
	TURVO International Co., Ltd.	10,000	46,150
	TXC Corp.	54,000	232,902
	TYC Brother Industrial Co., Ltd.	22,000	17,156
*	Tycoons Group Enterprise	64,000	46,565
	Tyntek Corp.	45,000	41,989
	UDE Corp.	13,000	13,152
	Ultra Chip, Inc.	14,350	82,575
	Unic Technology Corp.	21,000	17,930
*	Union Bank Of Taiwan	323,150	139,820
	Uni-President Enterprises Corp.	1,451,000	3,805,441
	Unitech Computer Co., Ltd.	37,000	39,226
	Unitech Printed Circuit Board Corp.	153,540	114,724
#	United Integrated Services Co., Ltd.	47,000	329,531
	United Orthopedic Corp.	15,000	18,321
	United Radiant Technology	28,000	19,377
*	United Renewable Energy Co., Ltd.	165,448	71,587
	Unity Opto Technology Co., Ltd.	140,000	3,867
	Univacco Technology, Inc.	15,000	11,435
	Universal Microwave Technology, Inc.	8,000	19,437
	Universal Vision Biotechnology Co., Ltd.	7,000	89,674
#*	Unizyx Holding Corp.	109,000	106,781
	UPC Technology Corp.	279,169	265,888
	Userjoy Technology Co., Ltd.	5,000	16,673
#	USI Corp.	263,320	309,563
*	Usun Technology Co., Ltd.	9,000	12,057
	Utechzone Co., Ltd.	15,000	32,126
	UVAT Technology Co., Ltd.	8,000	17,365
	Ve Wong Corp.	23,000	27,783
	Ventec International Group Co., Ltd.	8,000	48,697
*	Victory New Materials, Ltd. Co.	25,000	10,117
	Visual Photonics Epitaxy Co., Ltd.	33,000	161,936
	Vivotek, Inc.	8,000	22,927
	Voltronic Power Technology Corp.	12,915	629,292
	Waffer Technology Corp.	23,000	15,730
	Wah Hong Industrial Corp.	13,000	16,115
	Wah Lee Industrial Corp.	39,000	124,104
	Walsin Lihwa Corp.	531,000	543,802
	Walsin Technology Corp.	63,000	453,696
	Wan Hai Lines, Ltd.	21,000	168,567
*	Ways Technical Corp., Ltd.	11,000	8,636
*	We & Win Development Co., Ltd.	30,000	10,692
	Wei Chuan Foods Corp.	40,000	30,725
	Weikeng Industrial Co., Ltd.	68,945	59,300

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Well Shin Technology Co., Ltd.	16,000	$29,104
*	Wha Yu Industrial Co., Ltd.	18,000	11,980
	Wholetech System Hitech, Ltd.	18,000	26,392
#	Win Semiconductors Corp.	87,000	1,079,643
	Winbond Electronics Corp.	550,000	678,395
	Winmate, Inc.	7,000	18,681
	Winstek Semiconductor Co., Ltd.	12,000	12,535
	WinWay Technology Co., Ltd.	3,000	31,015
	Wisdom Marine Lines Co., Ltd.	91,102	254,973
	Wistron Corp.	745,436	741,278
	Wistron Information Technology & Services Corp.	10,000	35,668
	Wistron NeWeb Corp.	62,340	165,958
	Wiwynn Corp.	25,000	840,518
	Wonderful Hi-Tech Co., Ltd.	17,000	15,589
	Wowprime Corp.	12,000	68,397
	WPG Holdings, Ltd.	542,400	1,060,343
	WT Microelectronics Co., Ltd.	130,000	289,393
	WUS Printed Circuit Co., Ltd.	30,780	33,021
	XAC Automation Corp.	24,000	24,821
*	X-Legend Entertainment Co., Ltd.	8,000	17,356
	Xxentria Technology Materials Corp.	23,000	59,364
	Ya Horng Electronic Co., Ltd.	8,000	14,094
	Yageo Corp.	70,396	1,419,651
	YCC Parts Manufacturing Co., Ltd.	13,000	17,735
	Yea Shin International Development Co., Ltd.	48,000	35,649
#	Yem Chio Co., Ltd.	115,164	70,546
	Yen Sun Technology Corp.	9,000	9,221
	YFC-Boneagle Electric Co., Ltd.	16,000	14,057
	YFY, Inc.	145,000	206,667
	Yi Jinn Industrial Co., Ltd.	29,000	18,716
*	Yieh Phui Enterprise Co., Ltd.	301,756	380,991
	Yonyu Plastics Co., Ltd.	23,000	28,170
	Young Fast Optoelectronics Co., Ltd.	17,000	18,095
	Youngtek Electronics Corp.	20,000	65,541
#	Yuan High-Tech Development Co., Ltd.	6,000	36,117
	Yuanta Financial Holding Co., Ltd.	1,131,800	1,029,381
	Yuanta Futures Co., Ltd.	8,000	14,094
	Yulon Finance Corp.	38,060	224,821
*	Yulon Motor Co., Ltd.	227,264	325,334
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	54,740
	Yungshin Construction & Development Co., Ltd.	19,000	35,048
	YungShin Global Holding Corp.	46,000	72,801
	Yungtay Engineering Co., Ltd.	12,000	26,064
	Zeng Hsing Industrial Co., Ltd.	9,000	52,501
	Zenitron Corp.	34,000	34,093
	Zero One Technology Co., Ltd.	23,000	35,895
	Zhen Ding Technology Holding, Ltd.	145,800	546,690
	Zhong Yang Technology Co., Ltd.	9,000	20,971
*	Zig Sheng Industrial Co., Ltd.	49,000	37,105
	ZillTek Technology Corp.	6,000	78,545
*	Zinwell Corp.	72,000	52,433
	Zippy Technology Corp.	30,000	44,017
	ZongTai Real Estate Development Co., Ltd.	46,000	70,803
TOTAL TAIWAN			153,225,553
THAILAND — (1.9%)
	AAPICO Hitech PCL	34,100	21,787
	Advanced Information Technology PCL, Class F	55,600	36,370
	AEON Thana Sinsap Thailand PCL	25,400	131,376

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	After You PCL	38,600	$11,568
	Airports of Thailand PCL	241,600	415,316
	AJ Plast PCL	70,300	40,853
	Amanah Leasing PCL	58,700	8,537
	Amata Corp. PCL	39,400	21,817
*	Ananda Development PCL	590,800	31,457
	AP Thailand PCL	861,500	207,069
	Asia Plus Group Holdings PCL	545,200	57,726
	Asia Sermkij Leasing PCL	39,450	45,310
	Asian Sea Corp. PCL	44,200	26,089
*	Asset World Corp. PCL	277,200	30,868
	Bangchak Corp. PCL	378,200	265,807
*	Bangkok Aviation Fuel Services PCL	10,100	7,621
	Bangkok Chain Hospital PCL	187,400	149,669
	Bangkok Commercial Asset Management PCL	281,500	141,317
	Bangkok Dusit Medical Services PCL, Class F	385,600	263,969
	Bangkok Expressway & Metro PCL	1,047,500	243,808
	Bangkok Insurance PCL	29,600	242,258
	Bangkok Land PCL	2,786,800	88,181
	Bangkok Life Assurance PCL	16,100	12,491
	BCPG PCL	225,200	100,036
*	BEC World PCL	439,500	175,172
	Berli Jucker PCL	246,900	255,407
	BTS Group Holdings PCL	455,400	117,773
	Bumrungrad Hospital PCL	53,400	194,965
	Cal-Comp Electronics Thailand PCL, Class F	1,157,000	113,350
	Carabao Group PCL, Class F	34,500	152,202
	Central Retail Corp. PCL	197,950	186,703
	CH Karnchang PCL	308,500	171,767
	Chayo Group PCL	43,946	17,516
	Chularat Hospital PCL, Class F	692,300	88,887
	CIMB Thai Bank PCL	636,000	14,319
	Com7 PCL, Class F	99,400	195,821
	CP ALL PCL	403,000	723,420
	Delta Electronics Thailand PCL	35,500	630,775
*	Demco PCL	80,100	11,747
	Dhipaya Insurance PCL	200,400	172,246
	Diamond Building Products PCL	101,400	22,213
	Do Day Dream PCL	27,700	15,086
	Dohome PCL	112,558	85,273
	Dynasty Ceramic PCL	707,100	68,413
	Eastern Polymer Group PCL, Class F	207,800	76,501
	Eastern Power Group PCL	116,500	18,786
	Eastern Water Resources Development and Management PCL, Class F	200,000	60,546
	Ekachai Medical Care PCL	71,900	17,501
	Energy Absolute PCL	174,600	316,078
*	Esso Thailand PCL	290,200	64,455
	Exotic Food PCL, Class F	52,700	34,794
	Forth Corp. PCL	56,400	19,219
	Forth Smart Service PCL	159,400	50,923
	Global Green Chemicals PCL, Class F	200,700	62,895
	Gulf Energy Development PCL	118,900	121,188
	Gunkul Engineering PCL	1,097,400	154,923
	Haad Thip PCL	21,600	22,509
	Hana Microelectronics PCL	113,000	262,151
	Home Product Center PCL	653,700	264,523
	Humanica PCL	46,300	13,383
	Ichitan Group PCL	87,300	30,014
	Indorama Ventures PCL	226,700	250,030

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Infraset PCL	100,800	$20,978
	Interlink Communication PCL	112,600	25,180
	Intouch Holdings PCL	11,700	22,960
	Intouch Holdings PCL, Class F	37,500	73,591
	IRPC PCL	3,718,800	398,271
	Jasmine International PCL	716,700	64,545
	JKN Global Media PCL	36,200	10,078
	Jubilee Enterprise PCL	41,000	28,691
	JWD Infologistics PCL	92,500	45,874
	Karmarts PCL	361,500	39,595
	Kasikornbank PCL	46,600	146,035
	Kasikornbank PCL	28,200	88,373
	KCE Electronics PCL	152,200	363,511
	KGI Securities Thailand PCL	156,400	30,454
*	Khon Kaen Sugar Industry PCL	439,200	46,235
	Kiatnakin Phatra Bank PCL	78,400	121,652
	Krungthai Card PCL	136,300	256,074
	Ladprao General Hospital PCL, Class F	40,000	7,850
	Lalin Property PCL	105,700	26,692
	Land & Houses PCL	1,397,100	331,555
	LH Financial Group PCL	907,300	29,537
*	Loxley PCL	724,500	59,516
	LPN Development PCL	654,100	97,117
*	MBK PCL	138,672	53,161
	MC Group PCL	106,000	28,864
	Mega Lifesciences PCL	102,700	124,206
*	Minor International PCL	201,504	182,391
	MK Restaurants Group PCL	78,900	118,227
*	Mono Next PCL, Class F	305,000	15,219
	Muangthai Capital PCL	141,900	257,961
	Namyong Terminal PCL	77,900	11,969
	Netbay PCL	24,000	17,963
	Noble Development PCL	258,300	53,833
	Northeast Rubber PCL	106,900	25,207
*	Nusasiri PCL	743,300	8,368
	Origin Property PCL, Class F	284,600	74,900
	Osotspa PCL	159,700	171,276
	Plan B Media PCL, Class F	920,900	147,097
	Polyplex Thailand PCL	89,700	66,318
*	Power Solution Technologies PCL, Class F	178,060	12,460
	Praram 9 Hospital PCL	32,600	10,910
	Premier Marketing PCL	111,900	45,962
	Prima Marine PCL	75,300	15,235
*	Principal Capital PCL	118,400	16,355
	Property Perfect PCL	2,922,200	40,009
	Pruksa Holding PCL	242,800	93,079
	PTG Energy PCL	238,300	113,830
	PTT Global Chemical PCL	253,100	437,010
	Pylon PCL	55,700	6,948
	Quality Houses PCL	2,547,100	170,491
*	Raimon Land PCL	281,100	7,612
	Rajthanee Hospital PCL	31,400	35,348
	Ratchaphruek Hospital PCL	60,100	12,526
	Ratchthani Leasing PCL	563,737	79,584
*	RS PCL	65,000	36,982
	S 11 Group PCL	62,700	12,972
	Sabina PCL	24,600	14,370
	Sahamitr Pressure Container PCL	71,900	23,188
	Saha-Union PCL	15,700	16,360

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Samart Corp. PCL	156,200	$32,792
*	Samart Telcoms PCL	76,700	14,235
	Sansiri PCL	5,141,200	183,014
	Sappe PCL	57,200	44,378
	SC Asset Corp. PCL	699,600	63,431
	SCG Ceramics PCL	248,200	20,087
	SEAFCO PCL	227,290	30,289
	Sena Development PCL	108,700	12,435
	Siam Commercial Bank PCL (The)	68,300	194,297
	Siam Future Development PCL	478,920	169,026
	Siam Global House PCL	287,384	199,357
*	Siam Wellness Group PCL, Class F	27,450	5,512
	Siamgas & Petrochemicals PCL	263,500	86,584
	Sikarin PCL, Class F	82,000	25,198
	Singer Thailand PCL	33,100	40,535
*	Singha Estate PCL	706,700	40,423
	Sino-Thai Engineering & Construction PCL	198,400	73,644
	SNC Former PCL	27,900	12,054
	Somboon Advance Technology PCL	78,200	49,250
	SPCG PCL	217,100	114,932
	Sri Trang Agro-Industry PCL	211,600	243,033
	Sriracha Construction PCL	29,300	17,829
	Srisawad Corp. PCL	171,520	333,986
	Srisawad Finance PCL	12,000	11,866
*	Srithai Superware PCL	359,200	15,410
	Srivichai Vejvivat PCL	64,300	26,019
*	Star Petroleum Refining PCL	513,100	131,134
*	Stars Microelectronics Thailand PCL	115,900	22,392
	Supalai PCL	497,900	319,638
	Super Energy Corp. PCL	6,971,700	193,025
	Susco PCL	321,100	30,090
	SVI PCL	89,600	13,140
	Synnex Thailand PCL	34,800	26,258
	Syntec Construction PCL	213,300	11,681
	TAC Consumer PCL, Class F	86,200	15,867
	Taokaenoi Food & Marketing PCL, Class F	110,400	23,009
	Thai Nakarin Hospital PCL	18,000	17,251
	Thai Oil PCL	175,800	235,345
	Thai President Foods PCL, Class F	7,500	44,040
	Thai Reinsurance PCL	537,000	22,384
*	Thai Rubber Latex Group PCL	214,800	20,652
	Thai Stanley Electric PCL, Class F	9,200	47,025
	Thai Union Group PCL, Class F	470,500	317,794
	Thai Vegetable Oil PCL	117,100	112,228
	Thai Wah PCL, Class F	70,400	12,530
	Thaicom PCL	129,600	41,797
	Thaire Life Assurance PCL	192,900	15,964
	Thanachart Capital PCL	61,800	61,109
	Thitikorn PCL	37,600	10,124
	Tipco Asphalt PCL	183,800	105,692
	Tisco Financial Group PCL	52,200	139,761
	TKS Technologies PCL	78,800	22,177
	TMBThanachart Bank PCL	2,794,099	82,461
	TOA Paint Thailand PCL	209,200	229,138
	Total Access Communication PCL	122,400	143,376
	TQM Corp. PCL	35,600	121,311
*	Triton Holding PCL	1,264,900	9,236
*	TTCL PCL	66,100	7,481
	TTW PCL	290,800	102,633

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	U City PCL, Class F	986,100	$27,302
	Union Auction PCL	46,200	13,635
*	Unique Engineering & Construction PCL	257,300	47,753
	United Paper PCL	83,200	46,577
	Univentures PCL	72,900	8,473
	VGI PCL	428,200	72,306
	Vinythai PCL	90,500	103,256
	WHA Corp. PCL	786,200	73,196
	WHA Utilities and Power PCL	172,400	22,030
	Workpoint Entertainment PCL	89,600	52,341
TOTAL THAILAND			17,981,557
TURKEY — (0.5%)
*	Adese Alisveris Merkezleri Ticaret A.S.	93,743	13,794
	Agesa Hayat ve Emeklilik A.S., Class A	7,786	16,774
#	Akbank T.A.S.	374,124	233,689
	Aksigorta A.S.	31,990	30,343
#	Alkim Alkali Kimya A.S.	15,773	28,029
	Anadolu Anonim Turk Sigorta Sirketi	58,272	45,266
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	19,192	50,608
	Anadolu Hayat Emeklilik A.S.	19,654	21,393
	Arcelik A.S.	39,236	153,711
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	40,825	75,079
	Aygaz A.S.	5,453	9,392
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,150	19,793
	BIM Birlesik Magazalar A.S.	40,158	302,246
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,960	33,374
	Borusan Yatirim ve Pazarlama A.S.	1,401	49,437
	Coca-Cola Icecek A.S.	14,013	140,930
	Deva Holding A.S.	8,625	26,099
	Dogan Sirketler Grubu Holding A.S.	353,461	109,857
	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	27,262
	EGE Endustri VE Ticaret A.S.	224	33,903
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	23,944
	Enerjisa Enerji A.S.	38,665	46,821
	Eregli Demir ve Celik Fabrikalari TAS	55,419	131,653
*	Fenerbahce Futbol A.S.	6,067	26,240
	Ford Otomotiv Sanayi A.S.	7,423	152,020
	Goodyear Lastikleri TAS	25,809	22,304
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	66,706	43,652
*	GSD Holding A.S.	159,636	34,581
*	Gubre Fabrikalari TAS	6,562	38,906
#*	Hektas Ticaret TAS	78,537	74,971
*	Ihlas Holding A.S.	285,161	19,259
	Is Yatirim Menkul Degerler A.S., Class A	42,746	68,929
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	26,540
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	23,017	19,422
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	73,163
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret A.S.	58,589	20,834
#*	Koza Altin Isletmeleri A.S.	3,880	48,023
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	50,496	81,295
	Logo Yazilim Sanayi Ve Ticaret A.S.	13,580	58,303
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	33,224
*	Migros Ticaret A.S.	7,362	29,789
*	MLP Saglik Hizmetleri A.S.	10,490	28,005
	Otokar Otomotiv Ve Savunma Sanayi A.S.	2,650	91,881
*	Petkim Petrokimya Holding A.S.	223,129	150,291
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	39,132	19,158
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,514	64,594

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Sasa Polyester Sanayi A.S.	24,440	$83,509
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	32,779	32,735
*	TAV Havalimanlari Holding A.S.	32,931	88,134
#	Tekfen Holding A.S.	27,917	47,112
*	Teknosa Ic Ve Dis Ticaret A.S.	25,300	21,268
	Tofas Turk Otomobil Fabrikasi A.S.	34,780	135,196
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	88,108	38,190
	Turk Traktor ve Ziraat Makineleri A.S.	3,310	66,908
	Turkiye Garanti Bankasi A.S.	236,271	238,513
#*	Turkiye Halk Bankasi A.S.	130,977	71,394
	Turkiye Is Bankasi A.S., Class C	120,851	75,630
*	Turkiye Petrol Rafinerileri A.S.	3,508	39,068
#	Turkiye Sinai Kalkinma Bankasi A.S.	640,671	95,327
#*	Turkiye Vakiflar Bankasi TAO, Class D	201,847	82,919
	Ulker Biskuvi Sanayi A.S.	20,543	48,629
	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	62,640
	Yapi ve Kredi Bankasi A.S.	379,984	107,734
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	23,522	36,998
*	Zorlu Enerji Elektrik Uretim A.S.	72,100	15,192
TOTAL TURKEY			4,235,877
UNITED ARAB EMIRATES — (0.7%)
	Abu Dhabi Commercial Bank PJSC	187,646	357,979
	Abu Dhabi Islamic Bank PJSC	480,534	722,940
*	Abu Dhabi Ship Building Co. PJSC	15,970	20,899
	Agthia Group PJSC	24,553	41,691
*	Ajman Bank PJSC	56,722	11,589
*	Amlak Finance PJSC	29,743	2,216
	Aramex PJSC	221,379	214,257
*	DAMAC Properties Dubai Co. PJSC	236,777	79,064
*	Deyaar Development PJSC	573,951	45,279
*	Dubai Financial Market PJSC	170,754	50,917
	Dubai Investments PJSC	361,398	167,322
	Dubai Islamic Bank PJSC	193,761	254,747
*	Emaar Development PJSC	261,751	266,970
*	Emaar Malls PJSC	172,324	88,970
	Emaar Properties PJSC	607,844	657,046
	Emirates NBD Bank PJSC	224,459	819,754
	Emirates Telecommunications Group Co. PJSC	133,709	829,959
*	Eshraq Investments PJSC	250,000	23,835
	First Abu Dhabi Bank PJSC	228,071	1,028,925
*	International Holding Co. PJSC	6,187	223,419
	Islamic Arab Insurance Co.	50,474	11,260
*	Manazel Real Estate PJSC	147,144	15,530
	National Central Cooling Co. PJSC	18,773	14,108
*	RAK Properties PJSC	397,886	75,396
	Ras Al Khaimah Ceramics	104,104	64,787
	SHUAA Capital PSC	265,287	55,391
TOTAL UNITED ARAB EMIRATES			6,144,250
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	18,982	122,184
UNITED STATES — (0.0%)
	Sempra Energy	684	90,186
TOTAL COMMON STOCKS			905,292,521

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	16,525	$163,275
	Banco ABC Brasil SA	24,427	69,882
	Banco Bradesco SA	397,772	1,852,056
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	141,922
	Banco Pan SA	23,000	90,839
*	Braskem SA Class A	10,800	119,752
	Centrais Eletricas Brasileiras SA Class B	11,500	89,536
	Centrais Eletricas Santa Catarina	3,500	50,226
	Cia de Saneamento do Parana	86,031	65,412
	Cia Energetica de Minas Gerais	249,321	571,573
	Cia Energetica de Sao Paulo Class B	57,900	259,248
	Cia Energetica do Ceara Class A	2,900	33,347
	Cia Paranaense de Energia	258,340	303,565
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	13,420
	Eucatex SA Industria e Comercio	20,500	36,290
	Gerdau SA	100,700	595,509
*	Gol Linhas Aereas Inteligentes SA	3,479	13,759
	Grazziotin SA	2,000	12,665
	Itau Unibanco Holding SA	331,400	1,927,983
	Lojas Americanas SA	147,845	201,262
	Marcopolo SA	188,554	108,971
	Randon SA Implementos e Participacoes	56,100	146,275
	Schulz SA	8,800	17,488
	Unipar Carbocloro SA	12,700	223,166
TOTAL BRAZIL			7,107,421
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	7,515	9,111
	Embotelladora Andina SA Class B	64,229	153,614
	Sociedad Quimica y Minera de Chile SA Class B	5,210	248,868
TOTAL CHILE			411,593
COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	15,031
	Grupo Aval Acciones y Valores SA	442,029	116,719
	Grupo de Inversiones Suramericana SA	15,017	63,042
TOTAL COLOMBIA			194,792
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,942
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	96	3,402
THAILAND — (0.0%)
*	U City PCL	1,840,500	43,118
TOTAL PREFERRED STOCKS			7,763,268
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	29,528	454
MALAYSIA — (0.0%)
*	Frontken Corp. Bhd Warrants 05/03/26	61,400	4,947
*	Kelington Group Bhd Warrants Exp 07/21/21	22,133	0

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

MALAYSIA — (Continued)
*	Perak Transit Bhd Warrants 08/02/26	9,867	$0
TOTAL MALAYSIA			4,947
SOUTH KOREA — (0.0%)
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	9,388	2,252
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	171	4,765
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	6,195	538
*	Tuksu Construction Co., Ltd. Rights 08/10/21	243	687
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	1,582	0
TOTAL SOUTH KOREA			8,242
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	2,375	0
*	Everest Textile Co., Ltd. Rights 09/10/21	43,110	2,775
*	Fitipower Integrated Technology Rights Exp 07/14/21	722	646
*	ITEQ Corp. Rights Exp 07/19/21	5,865	1,468
*	Jia Wei Lifestyle, Inc. Rights Exp 06/25/21	620	133
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	138,331	4,798
TOTAL TAIWAN			9,820
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	22,770	0
*	BTS W7 Warrants 07/21/22	45,540	0
*	BTS W8 Warrants 07/22/22	91,080	0
*	MBK PCL Warrants 05/15/24	2,675	773
*	Noble W2 Warrants 01/05/22	10,100	0
*	RS PCL Warrants 05/23/24	13,000	1,352
*	Stars Microelectronics Thailand PCL Warrants 06/30/24	28,975	2,645
TOTAL THAILAND			4,770
TOTAL RIGHTS/WARRANTS			28,233
TOTAL INVESTMENT SECURITIES (Cost $736,603,211)			913,086,320

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	1,121,037	12,970,398
TOTAL INVESTMENTS — (100.0%)
(Cost $749,572,642)^^			$926,056,718
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$2,298	—	$2,298
Common Stocks
Brazil	$36,036,836	—	—	36,036,836
Chile	3,797,534	—	—	3,797,534
China	44,445,466	264,989,216	—	309,434,682
Colombia	802,546	—	—	802,546
Czech Republic	—	385,281	—	385,281

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Egypt	$199,351	—	—	$199,351
Greece	—	$2,369,067	—	2,369,067
Hong Kong	—	672,018	—	672,018
Hungary	—	1,670,641	—	1,670,641
India	8,655,482	106,126,373	—	114,781,855
Indonesia	252,510	8,361,747	—	8,614,257
Malaysia	—	11,277,411	—	11,277,411
Mexico	14,916,178	—	—	14,916,178
Peru	389,588	—	—	389,588
Philippines	—	4,099,514	—	4,099,514
Poland	—	6,188,237	—	6,188,237
Qatar	—	5,543,573	—	5,543,573
Russia	2,129,140	926,605	—	3,055,745
Saudi Arabia	74,164	23,608,711	—	23,682,875
South Africa	2,203,764	21,393,335	—	23,597,099
South Korea	6,683,950	145,294,676	—	151,978,626
Taiwan	11,908,856	141,316,697	—	153,225,553
Thailand	17,960,579	20,978	—	17,981,557
Turkey	—	4,235,877	—	4,235,877
United Arab Emirates	—	6,144,250	—	6,144,250
United Kingdom	—	122,184	—	122,184
United States	90,186	—	—	90,186
Preferred Stocks
Brazil	7,107,421	—	—	7,107,421
Chile	411,593	—	—	411,593
Colombia	194,792	—	—	194,792
Philippines	—	2,942	—	2,942
South Korea	—	3,402	—	3,402
Thailand	43,118	—	—	43,118
Rights/Warrants
Brazil	—	454	—	454
Malaysia	—	4,947	—	4,947
South Korea	—	8,242	—	8,242
Taiwan	—	9,820	—	9,820
Thailand	—	4,770	—	4,770
Securities Lending Collateral	—	12,970,398	—	12,970,398
TOTAL	$158,303,054	$767,753,664	—	$926,056,718

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.4%)
BELGIUM — (0.0%)
	Titan Cement International SA	5,440	$102,959
BRAZIL — (3.4%)
*	Alliar Medicos A Frente SA	11,400	22,195
*	Americanas SA	3,222	30,375
*	Anima Holding SA	27,507	60,736
	Atacadao SA	35,838	130,670
*	BK Brasil Operacao e Assessoria a Restaurantes SA	18,971	38,319
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,158	45,252
*	BRF SA	94,894	466,795
*	C&A Modas Ltda	3,800	8,646
	Camil Alimentos SA	21,849	37,336
	CCR SA	124,024	309,569
	Cia Brasileira de Distribuicao	4,254	25,345
	Cia de Locacao das Americas	67,707	353,469
	Cia Hering	8,900	63,568
	Cia Siderurgica Nacional SA	4,818	43,247
	Cielo SA	216,800	140,697
*	Cogna Educacao	259,962	181,685
	Construtora Tenda SA	14,400	62,015
	Cosan SA	5,224	25,627
	CSU Cardsystem SA	6,673	28,059
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,559	142,352
	Dimed SA Distribuidora da Medicamentos	8,000	29,492
	Direcional Engenharia SA	16,400	40,022
	Duratex SA	61,879	261,738
*	Embraer SA	84,766	302,558
*	Embraer SA, Sponsored ADR	6,184	88,431
	Enauta Participacoes SA	16,500	47,489
	Eucatex SA Industria e Comercio	1,700	6,659
	Even Construtora e Incorporadora SA	15,400	26,641
	Ez Tec Empreendimentos e Participacoes SA	2,278	12,028
*	Gafisa SA	56,402	40,718
	Gerdau SA, Sponsored ADR	46,632	276,528
	Grendene SA	45,300	95,936
	Guararapes Confeccoes SA	21,244	71,870
	Helbor Empreendimentos SA	16,236	24,190
	Hypera SA	72,700	497,625
	Iguatemi Empresa de Shopping Centers SA	10,600	83,099
	Industrias Romi SA	6,416	28,506
*	International Meal Co. Alimentacao SA, Class A	27,200	20,263
*	Iochpe-Maxion SA	16,400	45,595
	IRB Brasil Resseguros SA	85,700	93,463
	JHSF Participacoes SA	45,058	64,539
	Kepler Weber SA	2,200	23,063
	Lojas Americanas SA	17,900	22,683
	M Dias Branco SA	19,568	117,072
	Mahle-Metal Leve SA	6,800	41,689
	Marcopolo SA	24,600	13,225
*	Marisa Lojas SA	16,603	24,642
	Mills Estruturas e Servicos de Engenharia SA	42,900	65,813
	Movida Participacoes SA	25,489	109,674
	MRV Engenharia e Participacoes SA	53,300	146,752
	Multiplan Empreendimentos Imobiliarios SA	35,894	160,923
*	Petro Rio SA	84,200	288,575

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Petrobras Distribuidora SA	97,745	$531,679
	Porto Seguro SA	14,593	144,746
	Positivo Tecnologia SA	10,900	26,474
*	Rumo SA	166,828	661,771
	Sao Carlos Empreendimentos e Participacoes SA	4,400	35,271
	Sao Martinho SA	38,322	235,969
	Ser Educacional SA	11,100	34,078
	SLC Agricola SA	22,300	192,675
	Sul America SA	39,737	228,355
*	Tecnisa SA	11,730	15,878
	Tegma Gestao Logistica SA	6,400	26,518
	TIM SA	70,807	153,897
*	Tupy SA	12,000	50,458
	Ultrapar Participacoes SA	131,170	445,272
	Unipar Carbocloro SA	1,283	23,895
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	97,933
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,010	25,505
*	Vulcabras Azaleia SA	13,400	23,207
	YDUQS Participacoes SA	30,875	167,528
TOTAL BRAZIL			8,508,567
CHILE — (0.4%)
*	Camanchaca SA	101,696	5,534
	CAP SA	11,267	195,235
	Cencosud SA	96,227	174,528
	Cia Sud Americana de Vapores SA	2,955,897	232,067
*	Clinica Las Condes SA	256	7,911
	Empresa Nacional de Telecomunicaciones SA	18,391	88,479
	Grupo Security SA	193,814	30,379
	Inversiones Aguas Metropolitanas SA	34,826	18,678
	Inversiones La Construccion SA	4,350	17,769
*	Itau CorpBanca Chile SA	15,925,805	40,460
*	Itau CorpBanca Chile SA, ADR	1,200	4,548
	PAZ Corp. SA	24,759	13,064
*	Ripley Corp. SA	132,151	28,303
	Salfacorp SA	59,339	29,400
	Sigdo Koppers SA	56,342	48,555
	SMU SA	110,384	11,316
	Sociedad Matriz SAAM SA	630,242	39,033
	Socovesa SA	51,869	10,198
TOTAL CHILE			995,457
CHINA — (25.3%)
	263 Network Communications Co., Ltd., Class A	42,100	24,873
*	360 DigiTech, Inc., ADR	9,909	210,566
*	361 Degrees International, Ltd.	154,000	65,597
*	3SBio, Inc.	219,000	182,475
	5I5J Holding Group Co., Ltd., Class A	18,200	10,139
	AAC Technologies Holdings, Inc.	101,000	606,213
	AAG Energy Holdings, Ltd.	78,000	11,043
	Advanced Technology & Materials Co., Ltd., Class A	28,900	44,626
	Agile Group Holdings, Ltd.	252,000	275,702
*	Air China, Ltd., Class H	270,000	172,168
	Aisino Corp., Class A	16,000	29,835
	Ajisen China Holdings, Ltd.	105,000	19,309
*	Alpha Group, Class A	21,700	18,067
*	Aluminum Corp. of China, Ltd., Class H	986,000	601,414

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Angang Steel Co., Ltd., Class H	264,600	$180,899
	Anhui Guangxin Agrochemical Co., Ltd., Class A	4,500	19,681
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	10,900	10,958
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	23,800	65,611
*	Anhui Tatfook Technology Co., Ltd., Class A	7,100	12,775
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,800	22,049
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	21,800	49,577
*	Anton Oilfield Services Group	374,000	21,397
	APT Satellite Holdings, Ltd.	118,000	35,103
*	Ascletis Pharma, Inc.	26,000	9,819
	Asia Cement China Holdings Corp.	115,000	78,228
	AsiaInfo Technologies, Ltd.	26,000	38,881
	Ausnutria Dairy Corp., Ltd.	70,000	66,323
	AviChina Industry & Technology Co., Ltd., Class H	447,000	335,105
#	BAIC Motor Corp., Ltd., Class H	448,000	159,936
	BAIOO Family Interactive, Ltd.	80,000	13,053
	Bank of Changsha Co., Ltd., Class A	32,200	39,132
	Bank of Chengdu Co., Ltd., Class A	53,000	88,830
	Bank of Chongqing Co., Ltd., Class H	69,500	41,215
	Bank of Guiyang Co., Ltd., Class A	38,500	39,671
	Bank of Suzhou Co., Ltd., Class A	40,500	43,413
*	Bank of Tianjin Co., Ltd., Class H	49,000	21,598
*	Bank of Zhengzhou Co., Ltd., Class H	119,900	27,791
*	Baoye Group Co., Ltd., Class H	50,000	25,158
*	Baozun, Inc., Class A	5,300	44,167
#	BBMG Corp., Class H	637,000	112,343
	Beibuwan Port Co., Ltd., Class A	20,900	24,888
	Beijing Capital Development Co., Ltd., Class A	16,400	12,106
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	97,760	48,052
*	Beijing Capital International Airport Co., Ltd., Class H	374,000	214,947
*	Beijing Capital Land, Ltd., Class H	319,000	100,295
	Beijing Dabeinong Technology Group Co., Ltd., Class A	42,600	52,340
*	Beijing Energy International Holding Co., Ltd.	1,042,000	34,167
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	19,403
	Beijing Enterprises Holdings, Ltd.	99,500	309,497
	Beijing Enterprises Water Group, Ltd.	832,000	305,407
*	Beijing Gas Blue Sky Holdings, Ltd.	776,000	8,688
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,377	28,657
*	Beijing Health Holdings, Ltd.	768,000	11,973
*	Beijing Jetsen Technology Co., Ltd., Class A	31,300	20,349
	Beijing North Star Co., Ltd., Class H	232,000	39,117
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	61,200	26,089
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	11,800	19,594
	Beijing Originwater Technology Co., Ltd., Class A	36,800	39,440
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	29,300	26,257
*	Beijing Shougang Co., Ltd., Class A	21,200	23,238
	Beijing Sinnet Technology Co., Ltd., Class A	22,200	55,664
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,100	15,950
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	22,700	16,936
	Beijing Thunisoft Corp., Ltd., Class A	10,600	28,816
*	Beijing Ultrapower Software Co., Ltd., Class A	25,700	18,145
	Beijing Yanjing Brewery Co., Ltd., Class A	34,800	33,692
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	13,800	25,823
	Bestsun Energy Co., Ltd., Class A	36,200	25,315
	Bestway Global Holding, Inc.	23,000	12,334
	Better Life Commercial Chain Share Co., Ltd., Class A	17,600	18,228
	Binhai Investment Co., Ltd.	64,000	14,282
	Blue Sail Medical Co., Ltd., Class A	15,700	50,207

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	47,500	$40,478
*	Bohai Leasing Co., Ltd., Class A	71,897	28,185
	Bright Dairy & Food Co., Ltd., Class A	14,600	29,415
	Brilliance China Automotive Holdings, Ltd.	424,000	298,720
	C C Land Holdings, Ltd.	243,000	58,482
*	C&D International Investment Group, Ltd.	26,000	45,173
#*	CA Cultural Technology Group, Ltd.	55,000	20,707
	Cabbeen Fashion, Ltd.	43,000	21,652
	Caitong Securities Co., Ltd., Class A	36,800	55,550
	Camel Group Co., Ltd., Class A	13,000	28,223
*	Capital Environment Holdings, Ltd.	618,000	14,171
	CECEP Solar Energy Co., Ltd., Class A	43,300	47,115
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	27,700	11,986
	CECEP Wind-Power Corp., Class A	47,700	30,984
*	Central China Management Co., Ltd.	188,000	46,691
	Central China Real Estate, Ltd.	188,000	41,918
	Central China Securities Co., Ltd., Class H	107,000	19,562
	CGN New Energy Holdings Co., Ltd.	310,000	119,768
	Changjiang Securities Co., Ltd., Class A	81,400	87,087
	Chanjet Information Technology Co., Ltd., Class H	4,000	8,661
	Chaowei Power Holdings, Ltd.	99,000	49,076
*	Cheetah Mobile, Inc., ADR	12,011	24,382
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	4,400	8,152
	Chengdu Hongqi Chain Co., Ltd., Class A	31,400	22,108
	Chengdu Wintrue Holding Co., Ltd., Class A	9,200	14,220
	Chengtun Mining Group Co., Ltd., Class A	30,900	45,111
	China Aerospace International Holdings, Ltd.	434,000	35,758
*	China Agri-Products Exchange, Ltd.	591,408	8,662
	China Aircraft Leasing Group Holdings, Ltd.	51,500	37,035
	China Aoyuan Group, Ltd.	294,000	188,020
	China BlueChemical, Ltd., Class H	456,000	143,958
	China CAMC Engineering Co., Ltd., Class A	8,800	8,524
	China Cinda Asset Management Co., Ltd., Class H	1,848,000	313,901
	China Coal Energy Co., Ltd., Class H	467,000	280,818
	China Communications Services Corp., Ltd., Class H	466,000	199,913
	China Conch Venture Holdings, Ltd.	196,500	716,411
	China Development Bank Financial Leasing Co., Ltd., Class H	220,000	30,326
#*	China Dili Group	334,200	87,228
	China Dongxiang Group Co., Ltd.	768,000	104,007
	China Eastern Airlines Corp., Ltd., ADR	1,223	22,662
*	China Eastern Airlines Corp., Ltd., Class H	346,000	126,355
	China Electronics Optics Valley Union Holding Co., Ltd.	468,000	28,245
	China Energy Engineering Corp., Ltd., Class H	362,000	33,971
#	China Everbright Greentech, Ltd.	108,000	37,125
	China Everbright, Ltd.	228,000	250,599
#	China Evergrande Group	248,000	167,791
	China Film Co., Ltd., Class A	21,400	38,113
	China Foods, Ltd.	212,000	68,630
*	China Fortune Land Development Co., Ltd., Class A	42,900	28,826
	China Galaxy Securities Co., Ltd., Class H	647,000	338,053
	China Gezhouba Group Co., Ltd., Class A	51,600	66,367
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	137,500	109,378
	China Great Wall Securities Co., Ltd., Class A	27,400	39,250
	China Hanking Holdings, Ltd.	56,000	9,960
	China Harmony Auto Holding, Ltd.	156,500	73,053
*	China High Speed Railway Technology Co., Ltd., Class A	49,900	15,783
*	China High Speed Transmission Equipment Group Co., Ltd.	97,000	60,277
	China Hongqiao Group, Ltd.	340,500	451,449
	China Huarong Asset Management Co., Ltd., Class H	1,938,000	190,779

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co., Ltd., Class H	113,580	$228,133
	China Jinmao Holdings Group, Ltd.	1,030,000	287,645
#	China Kepei Education Group, Ltd.	22,000	12,619
	China Lesso Group Holdings, Ltd.	148,000	309,039
	China Lilang, Ltd.	100,000	62,495
*	China Machinery Engineering Corp., Class H	179,000	85,225
#*	China Maple Leaf Educational Systems, Ltd.	392,000	79,805
	China Medical System Holdings, Ltd.	23,000	46,708
	China Meheco Co., Ltd., Class A	10,900	18,403
	China Merchants Energy Shipping Co., Ltd., Class A	85,200	49,829
	China Merchants Land, Ltd.	332,000	43,179
	China Merchants Port Holdings Co., Ltd.	348,000	484,895
#	China Modern Dairy Holdings, Ltd.	494,000	89,189
	China Molybdenum Co., Ltd., Class H	93,000	68,070
	China National Accord Medicines Corp., Ltd., Class A	4,000	21,650
	China National Building Material Co., Ltd., Class H	900,000	974,791
	China National Medicines Corp., Ltd., Class A	10,800	50,844
	China New Higher Education Group, Ltd.	80,000	41,727
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	23,600	22,098
*	China Oceanwide Holdings, Ltd.	220,000	4,622
*	China Oil & Gas Group, Ltd.	1,080,000	57,659
	China Oilfield Services, Ltd., Class H	376,000	273,313
	China Oriental Group Co., Ltd.	184,000	58,887
	China Overseas Grand Oceans Group, Ltd.	359,000	206,759
	China Publishing & Media Co., Ltd., Class A	10,200	8,357
	China Railway Hi-tech Industry Co., Ltd., Class A	22,100	26,143
#	China Railway Signal & Communication Corp., Ltd., Class H	286,000	102,302
*	China Rare Earth Holdings, Ltd.	348,000	41,720
	China Reinsurance Group Corp., Class H	1,125,000	108,637
	China Renaissance Holdings, Ltd.	23,200	52,568
	China Resources Cement Holdings, Ltd.	402,000	332,108
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	15,400	26,543
	China Resources Gas Group, Ltd.	130,000	801,419
	China Resources Medical Holdings Co., Ltd.	161,000	149,425
	China Resources Pharmaceutical Group, Ltd.	289,500	155,060
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	13,500	49,904
	China Risun Group, Ltd.	59,000	37,782
*	China Ruifeng Renewable Energy Holdings, Ltd.	420,000	11,966
	China Sanjiang Fine Chemicals Co., Ltd.	149,000	57,058
	China SCE Group Holdings, Ltd.	441,000	153,917
*	China Shanshui Cement Group, Ltd.	272,000	81,377
*	China Shengmu Organic Milk, Ltd.	453,000	36,765
	China Shineway Pharmaceutical Group, Ltd.	66,000	66,850
	China Shuifa Singyes Energy Holdings, Ltd.	56,000	12,425
*	China Silver Group, Ltd.	142,000	11,478
	China South City Holdings, Ltd.	790,000	75,292
	China South Publishing & Media Group Co., Ltd., Class A	30,700	39,509
*	China Southern Airlines Co., Ltd., Class H	440,000	231,401
*	China Sunshine Paper Holdings Co., Ltd.	71,500	15,203
	China Taiping Insurance Holdings Co., Ltd.	370,800	520,883
#*	China Tianrui Group Cement Co., Ltd.	72,000	54,293
*	China Tianying, Inc., Class A	14,600	9,452
	China Traditional Chinese Medicine Holdings Co., Ltd.	576,000	359,956
	China TransInfo Technology Co., Ltd., Class A	14,300	34,196
*	China Travel International Investment Hong Kong, Ltd.	438,000	63,033
*	China Tungsten And Hightech Materials Co., Ltd., Class A	12,600	28,034
#	China Vast Industrial Urban Development Co., Ltd.	64,000	23,374
	China West Construction Group Co., Ltd., Class A	12,600	15,320

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Xinhua Education Group, Ltd.	34,000	$7,961
	China XLX Fertiliser, Ltd.	71,000	37,918
	China Yongda Automobiles Services Holdings, Ltd.	204,500	381,848
*	China ZhengTong Auto Services Holdings, Ltd.	247,500	38,960
#	China Zheshang Bank Co., Ltd., Class H	244,000	106,069
*	China Zhongwang Holdings, Ltd.	360,400	72,460
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	11,600	19,346
	Chongqing Department Store Co., Ltd., Class A	2,400	9,785
	Chongqing Dima Industry Co., Ltd., Class A	22,000	8,183
*	Chongqing Iron & Steel Co., Ltd., Class H	66,000	16,966
	Chongqing Machinery & Electric Co., Ltd., Class H	126,000	8,039
	Chongqing Rural Commercial Bank Co., Ltd., Class H	585,000	218,342
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,828	20,119
	CIFI Holdings Group Co., Ltd.	500,129	301,620
	CIMC Enric Holdings, Ltd.	136,000	131,636
*	Cinda Real Estate Co., Ltd., Class A	18,100	8,949
*	CITIC Guoan Information Industry Co., Ltd., Class A	74,802	24,713
*	CITIC Resources Holdings, Ltd.	674,000	37,259
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	38,345
	CMST Development Co., Ltd., Class A	27,600	22,425
	CNHTC Jinan Truck Co., Ltd., Class A	4,400	15,745
	COFCO Biotechnology Co., Ltd., Class A	17,700	23,483
	COFCO Joycome Foods, Ltd.	292,000	84,984
	COFCO Sugar Holding Co., Ltd., Class A	19,500	26,435
*	Cogobuy Group	64,000	19,306
	Colour Life Services Group Co., Ltd.	116,194	37,586
	Concord New Energy Group, Ltd.	1,220,000	89,576
	Consun Pharmaceutical Group, Ltd.	112,000	66,108
	COSCO SHIPPING Development Co., Ltd., Class H	819,000	153,010
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	322,000	121,391
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	37,944
	COSCO SHIPPING Ports, Ltd.	371,031	264,788
*	Cosmo Lady China Holdings Co., Ltd.	86,000	10,984
	CP Pokphand Co., Ltd.	1,182,000	120,180
	CPMC Holdings, Ltd.	127,000	71,997
	CSG Holding Co., Ltd., Class A	15,400	23,194
	D&O Home Collection Co., Ltd., Class A	6,400	13,141
	DaFa Properties Group, Ltd.	31,000	24,486
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	36,900	20,312
	Dare Power Dekor Home Co., Ltd., Class A	11,500	21,205
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	35,465
	Dazzle Fashion Co., Ltd., Class A	5,300	17,768
	DBG Technology Co., Ltd., Class A	9,400	18,204
	Deppon Logistics Co., Ltd., Class A	6,100	9,273
#	Dexin China Holdings Co., Ltd.	108,000	40,308
	DHC Software Co., Ltd., Class A	40,200	44,355
	Digital China Group Co., Ltd., Class A	3,600	10,478
	Digital China Holdings, Ltd.	115,000	65,894
	Digital China Information Service Co., Ltd., Class A	13,800	27,799
	Dong-E-E-Jiao Co., Ltd., Class A	5,600	26,487
	Dongfang Electric Corp., Ltd., Class H	69,800	59,080
	Dongfeng Motor Group Co., Ltd., Class H	510,000	452,416
	Dongjiang Environmental Co., Ltd., Class H	39,800	21,025
	Dongxing Securities Co., Ltd., Class A	33,900	54,155
	Dongyue Group, Ltd.	286,000	600,564
*	DouYu International Holdings, Ltd., ADR	1,216	4,900
	Dynagreen Environmental Protection Group Co., Ltd., Class H	46,000	20,319
*	Easy Visible Supply Chain Management Co., Ltd., Class A	17,900	7,012
#	EEKA Fashion Holdings, Ltd.	4,500	6,074

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	E-House China Enterprise Holdings, Ltd.	58,200	$24,830
	ENN Natural Gas Co., Ltd., Class A	7,500	20,397
	Essex Bio-technology, Ltd.	34,000	29,223
	Eternal Asia Supply Chain Management, Ltd., Class A	31,100	26,236
	Ev Dynamics Holdings, Ltd.	510,000	8,860
	Everbright Securities Co., Ltd., Class H	65,200	50,309
*	Fang Holdings, Ltd., ADR	961	9,322
	Fangda Carbon New Material Co., Ltd., Class A	35,300	48,162
	Fangda Special Steel Technology Co., Ltd., Class A	24,000	28,487
	Fanhua, Inc., Sponsored ADR	6,773	92,045
#	Fantasia Holdings Group Co., Ltd.	346,500	32,128
	Far East Horizon, Ltd.	435,000	462,975
	FAWER Automotive Parts Co., Ltd., Class A	9,200	7,734
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	12,800	39,465
*	FIH Mobile, Ltd.	437,000	59,710
	Financial Street Holdings Co., Ltd., Class A	33,100	29,084
*	First Capital Securities Co., Ltd., Class A	46,400	44,861
#	First Tractor Co., Ltd., Class H	42,000	20,952
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	12,400	21,254
	Fosun International, Ltd.	566,500	749,945
	Fufeng Group, Ltd.	375,000	120,174
	Fujian Funeng Co., Ltd., Class A	7,000	12,398
	Fujian Longking Co., Ltd., Class A	15,200	19,906
	Fujian Sunner Development Co., Ltd., Class A	10,300	29,780
*	Fullshare Holdings, Ltd.	1,812,500	24,435
	Gansu Qilianshan Cement Group Co., Ltd., Class A	6,900	10,307
	Gansu Shangfeng Cement Co., Ltd., Class A	10,200	24,626
	GCI Science & Technology Co., Ltd., Class A	8,800	18,936
*	GCL-Poly Energy Holdings, Ltd.	3,025,000	578,052
	Gemdale Corp., Class A	30,100	39,096
	Gemdale Properties & Investment Corp., Ltd.	1,074,000	116,066
	Genertec Universal Medical Group Co., Ltd.	263,500	218,160
*	Genimous Technology Co., Ltd., Class A	13,600	11,311
	GF Securities Co., Ltd., Class H	216,800	308,042
	Giant Network Group Co., Ltd., Class A	34,400	58,056
*	Global Top E-Commerce Co., Ltd., Class A	30,100	10,477
*	Glorious Property Holdings, Ltd.	294,000	7,839
*	Glory Sun Financial Group, Ltd.	288,000	8,631
	Golden Eagle Retail Group, Ltd.	63,000	55,488
	Goldlion Holdings, Ltd.	43,000	9,729
*	Grand Baoxin Auto Group, Ltd.	82,500	12,312
*	Grandjoy Holdings Group Co., Ltd., Class A	82,300	41,236
	Greattown Holdings, Ltd., Class A	33,900	17,927
	Greatview Aseptic Packaging Co., Ltd.	194,000	82,409
	Greenland Hong Kong Holdings, Ltd.	175,000	42,852
	Greentown China Holdings, Ltd.	173,000	191,079
	GRG Banking Equipment Co., Ltd., Class A	31,300	50,663
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,400	26,524
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	18,987
	Guangdong Tapai Group Co., Ltd., Class A	17,100	24,869
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	15,000	20,577
*	Guanghui Energy Co., Ltd., Class A	105,161	65,587
*	Guangshen Railway Co., Ltd., Class H	284,000	49,043
	Guangxi Liugong Machinery Co., Ltd., Class A	29,300	33,208
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	45,100	22,725
	Guangzhou Automobile Group Co., Ltd., Class H	450,000	390,050
	Guangzhou Baiyun International Airport Co., Ltd., Class A	21,800	29,614
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	26,000	70,297
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	59,299

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou R&F Properties Co., Ltd., Class H	238,800	$209,550
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	20,200	33,030
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	16,800	24,441
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	8,500	8,998
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	20,900	23,925
	Guomai Technologies, Inc., Class A	23,500	21,135
	Guorui Properties, Ltd.	215,000	9,270
	Guoyuan Securities Co., Ltd., Class A	45,390	50,571
*	Haichang Ocean Park Holdings, Ltd.	249,000	24,779
	Haier Smart Home Co., Ltd., Class H	13,000	44,586
*	Hainan Meilan International Airport Co., Ltd., Class H	19,000	61,028
	Haitian International Holdings, Ltd.	102,000	373,089
	Haitong Securities Co., Ltd., Class H	412,400	339,876
	Haitong UniTrust International Leasing Co., Ltd., Class H	88,000	12,872
	Hand Enterprise Solutions Co., Ltd., Class A	23,000	24,122
	Hangcha Group Co., Ltd., Class A	12,000	29,393
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,100	20,635
	Hangzhou Century Co., Ltd., Class A	16,700	18,685
*	Harbin Bank Co., Ltd., Class H	451,000	53,920
	Harbin Electric Co., Ltd., Class H	164,000	41,199
	HBIS Resources Co., Ltd., Class A	5,200	14,806
*	HC Group, Inc.	68,500	7,085
	Health and Happiness H&H International Holdings, Ltd.	29,000	104,030
	Hello Group, Inc.	24,005	297,422
	Henan Pinggao Electric Co., Ltd., Class A	18,300	18,495
	Henan Shenhuo Coal & Power Co., Ltd., Class A	13,500	24,522
	Hengan International Group Co., Ltd.	93,500	554,610
*	Hengdeli Holdings, Ltd.	392,000	15,640
	Hengtong Optic-electric Co., Ltd., Class A	21,600	42,692
	Hesteel Co., Ltd., Class A	83,100	34,749
*	Hi Sun Technology China, Ltd.	390,000	65,313
	Hisense Home Appliances Group Co., Ltd., Class H	77,000	89,697
*	Holitech Technology Co., Ltd., Class A	49,200	27,759
	Hongda Xingye Co., Ltd., Class A	48,800	35,479
*	Honghua Group, Ltd.	763,000	21,086
	Honworld Group, Ltd.	46,500	13,777
	Hope Education Group Co., Ltd.	382,000	71,850
	Hopson Development Holdings, Ltd.	118,000	391,062
*	Hua Hong Semiconductor, Ltd.	82,000	519,639
	Huaan Securities Co., Ltd., Class A	32,630	25,691
	Huafa Industrial Co., Ltd. Zhuhai, Class A	15,200	13,509
*	Huafon Microfibre Shanghai Technology Co., Ltd.	9,700	7,707
*	Huafu Fashion Co., Ltd., Class A	18,000	13,972
	Huaibei Mining Holdings Co., Ltd., Class A	11,300	20,312
	Huapont Life Sciences Co., Ltd., Class A	18,200	15,234
	Huatai Securities Co., Ltd., Class H	38,800	51,411
	Huaxi Securities Co., Ltd., Class A	25,600	34,970
	Huaxin Cement Co., Ltd., Class A	18,399	42,276
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	52,600	27,154
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,200	21,568
*	Hubei Kaile Science & Technology Co., Ltd., Class A	14,600	10,374
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	10,000	37,919
*	Huishang Bank Corp., Ltd., Class H	31,000	10,216
*	Hunan Gold Corp., Ltd., Class A	22,492	30,308
	Hunan Valin Steel Co., Ltd., Class A	46,600	55,438
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	19,300	31,036
*	HUYA, Inc., ADR	9,906	126,698
	Hytera Communications Corp., Ltd., Class A	29,500	20,357
*	iDreamSky Technology Holdings, Ltd.	58,400	47,194

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	IKD Co., Ltd., Class A	4,600	$9,518
	IMAX China Holding, Inc.	7,200	9,955
	Infore Environment Technology Group Co., Ltd., Class A	21,400	20,590
*	Inke, Ltd.	34,000	7,458
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	79,800	60,116
	Inner Mongolia Yitai Coal Co., Ltd., Class H	16,900	10,873
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	62,100	69,261
*	Inspur International, Ltd.	84,000	28,146
	Jiangnan Group, Ltd.	422,000	20,914
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	24,900	22,720
	Jiangsu Guotai International Group Co., Ltd., Class A	19,600	36,598
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	18,560	10,785
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	14,800	14,591
	Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	1,900	8,326
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	18,300	30,719
	Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	12,800	37,201
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	27,100	22,530
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	46,600	32,968
	Jiangsu Zhongtian Technology Co., Ltd., Class A	21,300	25,093
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	39,500	19,638
	Jiangxi Bank Co., Ltd., Class H	140,500	59,646
	Jiangxi Copper Co., Ltd., Class H	220,000	461,893
	Jiangxi Wannianqing Cement Co., Ltd., Class A	7,700	12,183
	Jiangxi Zhengbang Technology Co., Ltd., Class A	31,500	46,461
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	9,200	12,694
	Jiayuan International Group, Ltd.	226,168	87,989
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	13,100	30,172
	Jinduicheng Molybdenum Co., Ltd., Class A	27,600	30,169
	Jingrui Holdings, Ltd.	117,000	39,605
*	JinkoSolar Holding Co., Ltd., ADR	9,125	491,746
	Jinneng Science&Technology Co., Ltd., Class A	7,300	18,177
	Jiuzhitang Co., Ltd., Class A	15,800	22,272
	Jizhong Energy Resources Co., Ltd., Class A	57,400	35,819
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	23,124	42,281
	Jointown Pharmaceutical Group Co., Ltd., Class A	24,600	53,725
	Joy City Property, Ltd.	576,000	31,574
	JOYY, Inc., ADR	8,665	463,144
	Ju Teng International Holdings, Ltd.	256,000	53,178
	Juneyao Airlines Co., Ltd., Class A	10,400	19,035
	Kaisa Group Holdings, Ltd.	503,999	136,903
	Kaiser China Cultural Co., Ltd., Class A	8,000	9,664
*	Kangda International Environmental Co., Ltd.	63,000	5,355
#*	Kasen International Holdings, Ltd.	181,000	19,560
	Kinetic Mines and Energy, Ltd.	256,000	19,808
	Kingboard Holdings, Ltd.	150,500	788,482
	Kingboard Laminates Holdings, Ltd.	96,000	192,570
	Kingsoft Corp., Ltd.	136,000	636,375
	Konka Group Co., Ltd., Class A	13,600	12,561
	Kunlun Energy Co., Ltd.	730,000	631,120
	Kunlun Tech Co., Ltd., Class A	10,300	27,082
	KWG Group Holdings, Ltd.	329,000	361,074
	KWG Living Group Holdings, Ltd.	164,500	157,344
	Lao Feng Xiang Co., Ltd., Class A	3,000	22,155
*	Launch Tech Co., Ltd., Class H	3,500	1,830
#	Lee & Man Chemical Co., Ltd.	34,000	26,283
	Lee & Man Paper Manufacturing, Ltd.	316,000	235,959
	Lee's Pharmaceutical Holdings, Ltd.	36,500	18,716
	Legend Holdings Corp., Class H	98,300	140,008

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Leo Group Co., Ltd., Class A	88,700	$32,079
*	LexinFintech Holdings, Ltd., ADR	16,577	130,295
*	Lianhua Supermarket Holdings Co., Ltd., Class H	54,000	6,734
	Liaoning Cheng Da Co., Ltd., Class A	21,600	65,455
	Liaoning Port Co., Ltd., Class H	396,000	36,718
*	Lifestyle China Group, Ltd.	55,500	8,204
	Livzon Pharmaceutical Group, Inc., Class H	12,700	47,935
	Logan Group Co., Ltd.	204,000	217,380
	Long Yuan Construction Group Co., Ltd., Class A	8,300	5,380
	Lonking Holdings, Ltd.	511,000	159,265
	Luenmei Quantum Co., Ltd., Class A	13,600	17,970
	Luolai Lifestyle Technology Co., Ltd., Class A	9,000	15,891
	Luoniushan Co., Ltd., Class A	15,800	16,474
	Luxi Chemical Group Co., Ltd., Class A	27,800	86,495
#	Luye Pharma Group, Ltd.	289,500	155,700
*	LVGEM China Real Estate Investment Co., Ltd.	164,000	38,593
	Metallurgical Corp. of China, Ltd., Class H	614,000	187,467
	Ming Yang Smart Energy Group, Ltd., Class A	23,600	79,055
#	Minmetals Land, Ltd.	338,000	34,308
	Minsheng Education Group Co., Ltd.	126,000	18,630
	Minth Group, Ltd.	134,000	566,690
	MLS Co., Ltd., Class A	26,700	67,127
	Modern Land China Co., Ltd.	94,000	7,722
*	Myhome Real Estate Development Group Co., Ltd., Class A	33,700	8,459
	Nanjing Iron & Steel Co., Ltd., Class A	62,300	36,168
*	Nanjing Sample Technology Co., Ltd., Class H	36,000	23,122
	Nanjing Securities Co., Ltd., Class A	60,300	96,271
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	15,500	21,630
	NetDragon Websoft Holdings, Ltd.	30,500	71,225
	New China Life Insurance Co., Ltd., Class H	126,200	345,309
*	New World Department Store China, Ltd.	54,000	8,968
	Newland Digital Technology Co., Ltd., Class A	8,500	20,336
	Nexteer Automotive Group, Ltd.	158,000	197,469
	Nine Dragons Paper Holdings, Ltd.	391,000	493,359
	Ningbo Huaxiang Electronic Co., Ltd., Class A	12,200	36,592
	Ningbo Joyson Electronic Corp., Class A	16,700	65,652
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	20,700	45,964
	Northeast Securities Co., Ltd., Class A	31,000	37,453
*	Oceanwide Holdings Co., Ltd., Class A	44,000	13,583
	Offshore Oil Engineering Co., Ltd., Class A	53,041	33,835
	OFILM Group Co., Ltd., Class A	37,900	43,313
	ORG Technology Co., Ltd., Class A	18,200	14,597
*	Orient Group, Inc., Class A	37,500	16,818
	Orient Securities Co., Ltd., Class H	116,000	100,523
	Oriental Pearl Group Co., Ltd., Class A	34,300	41,561
*	Ourpalm Co., Ltd., Class A	25,000	14,781
	Pacific Online, Ltd.	84,000	18,573
*	Pacific Securities Co., Ltd. (The), Class A	51,700	24,962
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,000	30,593
	PCI Technology Group Co., Ltd., Class A	53,900	62,725
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	56,900	19,931
*	Phoenix Media Investment Holdings, Ltd.	272,000	18,942
	PICC Property & Casualty Co., Ltd., Class H	1,102,000	890,213
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	14,500	15,623
*	Polaris Bay Group Co., Ltd., Class A	17,000	24,688
	Poly Property Group Co., Ltd.	497,000	121,027
*	Pou Sheng International Holdings, Ltd.	480,000	95,722
	Powerlong Real Estate Holdings, Ltd.	242,000	163,730
	Prinx Chengshan Holding, Ltd.	18,000	19,153

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PW Medtech Group, Ltd.	123,000	$20,261
	Qingdao Gon Technology Co., Ltd., Class A	3,900	14,021
	Qingdao Hanhe Cable Co., Ltd., Class A	49,700	28,067
	Qingdao Port International Co., Ltd., Class H	30,000	15,452
	Qingdao Rural Commercial Bank Corp., Class A	58,800	35,461
	Qingling Motors Co., Ltd., Class H	156,000	33,125
	Qinhuangdao Port Co., Ltd., Class H	55,000	8,630
*	Qudian, Inc., Sponsored ADR	27,129	49,103
	Rainbow Digital Commercial Co., Ltd., Class A	8,000	7,293
	Realcan Pharmaceutical Group Co., Ltd., Class A	34,200	20,418
*	Red Star Macalline Group Corp., Ltd., Class H	122,980	72,329
	Redco Properties Group, Ltd.	160,000	45,731
	Redsun Properties Group, Ltd.	92,000	27,122
	Renhe Pharmacy Co., Ltd., Class A	11,200	17,126
	Risen Energy Co., Ltd., Class A	4,300	13,450
	RiseSun Real Estate Development Co., Ltd., Class A	56,200	39,654
#	Ronshine China Holdings, Ltd.	152,000	78,938
	Sailun Group Co., Ltd., Class A	24,600	34,891
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	39,600	23,763
	Sansteel Minguang Co., Ltd. Fujian, Class A	19,516	26,864
	Sany Heavy Equipment International Holdings Co., Ltd.	135,000	148,187
*	Saurer Intelligent Technology Co., Ltd., Class A	38,900	14,947
	Sealand Securities Co., Ltd., Class A	67,800	41,129
	Seazen Group, Ltd.	340,000	253,088
*	Secoo Holding, Ltd., ADR	6,300	11,970
	SGIS Songshan Co., Ltd., Class A	31,900	23,660
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	22,100	32,981
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	10,000	31,223
#	Shandong Chenming Paper Holdings, Ltd., Class H	84,000	45,398
	Shandong Humon Smelting Co., Ltd., Class A	15,300	27,971
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	6,700	9,360
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	14,400	8,605
	Shandong Nanshan Aluminum Co., Ltd., Class A	40,700	32,334
	Shandong New Beiyang Information Technology Co., Ltd., Class A	16,000	21,236
	Shandong Sun Paper Industry JSC, Ltd., Class A	19,119	34,345
	Shandong Xiantan Co., Ltd., Class A	10,050	10,375
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	20,000	9,837
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	83,500	24,595
	Shanghai AJ Group Co., Ltd., Class A	15,600	15,622
	Shanghai Bailian Group Co., Ltd., Class A	14,500	34,266
	Shanghai Construction Group Co., Ltd., Class A	26,039	10,770
	Shanghai Electric Group Co., Ltd., Class H	606,000	149,897
	Shanghai Environment Group Co., Ltd., Class A	10,600	18,354
	Shanghai Industrial Development Co., Ltd., Class A	28,100	17,687
	Shanghai Industrial Holdings, Ltd.	116,000	177,116
	Shanghai Industrial Urban Development Group, Ltd.	515,200	43,854
	Shanghai Jin Jiang Capital Co., Ltd., Class H	294,000	60,858
	Shanghai Maling Aquarius Co., Ltd., Class A	12,900	14,814
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	4,900	10,996
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	197,700	421,931
	Shanghai Shimao Co., Ltd., Class A	51,900	26,744
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	8,400	12,085
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	4,700	45,044
	Shanghai Tunnel Engineering Co., Ltd., Class A	24,900	18,834
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	14,700	30,974
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	29,900	45,238
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	16,500	43,645
	Shanxi Coking Co., Ltd., Class A	32,110	24,468
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	60,050	82,500

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	37,800	$73,400
*	Shanxi Meijin Energy Co., Ltd., Class A	28,700	38,653
	Shanxi Securities Co., Ltd., Class A	49,010	47,841
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	44,500	70,437
	Shanying International Holding Co., Ltd., Class A	57,700	28,796
#	Sheng Ye Capital, Ltd.	8,000	9,647
*	Shengjing Bank Co., Ltd., Class H	157,000	139,473
	Shenwan Hongyuan Group Co., Ltd., Class H	210,400	53,111
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,000	15,496
*	Shenzhen Airport Co., Ltd., Class A	31,600	34,111
	Shenzhen Aisidi Co., Ltd., Class A	23,200	34,059
	Shenzhen Cereals Holdings Co., Ltd., Class A	16,000	17,635
	Shenzhen Comix Group Co., Ltd., Class A	17,000	21,153
	Shenzhen Gas Corp., Ltd., Class A	10,500	11,754
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,600	17,548
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	11,000	25,757
	Shenzhen International Holdings, Ltd.	275,257	362,824
	Shenzhen Investment, Ltd.	548,068	154,021
	Shenzhen Jinjia Group Co., Ltd., Class A	22,900	34,790
*	Shenzhen MTC Co., Ltd., Class A	39,000	37,791
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	31,000	15,282
*	Shenzhen SDG Information Co., Ltd., Class A	15,200	17,397
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	5,800	13,517
	Shenzhen Tagen Group Co., Ltd., Class A	11,800	9,036
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	24,900	28,013
	Shenzhen World Union Group, Inc., Class A	33,300	38,441
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	33,849	26,724
	Shenzhen Zhenye Group Co., Ltd., Class A	25,500	17,468
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	35,700	28,952
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	19,700	25,667
	Shimao Group Holdings, Ltd.	216,500	427,348
	Shoucheng Holdings, Ltd.	252,000	56,799
	Shougang Fushan Resources Group, Ltd.	444,790	112,231
*	Shouhang High-Tech Energy Co., Ltd., Class A	25,700	8,403
*	Shui On Land, Ltd.	868,500	138,734
*	Siasun Robot & Automation Co., Ltd., Class A	13,600	23,495
*	Sichuan Haite High-tech Co., Ltd., Class A	13,100	31,686
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	146,860	54,619
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	19,293	54,887
	Sichuan Languang Development Co., Ltd., Class A	22,200	8,195
	Sichuan Shuangma Cement Co., Ltd., Class A	4,900	13,902
#	Sihuan Pharmaceutical Holdings Group, Ltd.	851,000	289,682
*	Silver Grant International Holdings Group, Ltd.	324,000	25,407
	Sinochem International Corp., Class A	13,700	16,413
	Sinofert Holdings, Ltd.	464,000	80,617
	Sinolink Securities Co., Ltd., Class A	29,300	48,729
*	Sinolink Worldwide Holdings, Ltd.	583,200	21,410
	Sinoma International Engineering Co., Class A	21,100	34,751
	Sino-Ocean Group Holding, Ltd.	570,500	119,097
	Sinopec Engineering Group Co., Ltd., Class H	298,000	169,892
	Sinopec Kantons Holdings, Ltd.	296,000	105,550
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	616,000	128,335
	Sinopharm Group Co., Ltd., Class H	238,400	625,136
#	Sinosoft Technology Group, Ltd.	58,000	8,829
	Sinotrans, Ltd., Class H	483,000	178,679
	Sinotruk Hong Kong, Ltd.	155,000	265,706
	Skyfame Realty Holdings, Ltd.	414,000	48,975
	Skyworth Digital Co., Ltd., Class A	15,900	20,319
*	Skyworth Group, Ltd.	208,179	57,193

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sogou, Inc., ADR	17,395	$153,598
*	SOHO China, Ltd.	309,500	114,787
	SooChow Securities Co., Ltd., Class A	48,700	59,221
*	Sou Yu Te Group Co., Ltd., Class A	62,400	15,555
	Southwest Securities Co., Ltd., Class A	58,600	41,243
*	Sparkle Roll Group, Ltd.	152,000	3,834
	SSY Group, Ltd.	184,000	118,136
	Sun King Technology Group, Ltd.	112,000	56,613
*	Sunac China Holdings, Ltd.	456,000	1,183,207
*	Sunac Services Holdings, Ltd.	2,992	8,116
	Sunflower Pharmaceutical Group Co., Ltd., Class A	9,500	22,381
*	Suning Universal Co., Ltd., Class A	39,700	35,544
	Sunshine 100 China Holdings, Ltd.	74,000	10,948
	Sunward Intelligent Equipment Co., Ltd., Class A	14,400	19,345
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	16,900	55,402
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	24,461	25,923
#	Symphony Holdings, Ltd.	240,000	27,526
*	Tahoe Group Co., Ltd., Class A	37,700	11,470
	Tangrenshen Group Co., Ltd., Class A	14,600	13,284
	Tangshan Jidong Cement Co., Ltd., Class A	19,100	35,209
	TangShan Port Group Co., Ltd., Class A	72,600	27,351
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	23,900	45,681
	Tasly Pharmaceutical Group Co., Ltd., Class A	13,000	25,798
	TCL Electronics Holdings, Ltd.	176,000	89,696
	Tech-Bank Food Co., Ltd., Class A	17,640	15,368
*	Tencent Music Entertainment Group, ADR	18,272	193,135
	Tenfu Cayman Holdings Co., Ltd.	16,000	10,908
	Tian An China Investment Co., Ltd.	123,000	71,823
	Tian Di Science & Technology Co., Ltd., Class A	49,300	32,532
*	Tian Shan Development Holding, Ltd.	52,000	12,716
#	Tiangong International Co., Ltd.	200,000	100,858
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	124,000	51,006
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	33,500	22,614
	Tianjin Guangyu Development Co., Ltd., Class A	13,400	9,076
	Tianjin Port Development Holdings, Ltd.	526,000	39,254
	Tianjin Teda Co., Ltd., Class A	47,200	30,132
#	Tianli Education International Holdings, Ltd.	142,000	39,218
#	Tianneng Power International, Ltd.	122,000	234,089
	Times China Holdings, Ltd.	54,000	51,069
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	33,970
	TK Group Holdings, Ltd.	26,000	9,412
	Tomson Group, Ltd.	80,000	19,217
	Tong Ren Tang Technologies Co., Ltd., Class H	112,000	82,580
*	Tongcheng-Elong Holdings, Ltd.	92,800	208,844
*	Tongda Group Holdings, Ltd.	910,000	34,636
*	Tongdao Liepin Group	10,800	19,963
	TongFu Microelectronics Co., Ltd., Class A	14,500	52,364
	Tongling Nonferrous Metals Group Co., Ltd., Class A	138,400	78,866
	Tongyu Heavy Industry Co., Ltd., Class A	60,200	31,678
	Topsec Technologies Group, Inc., Class A	14,700	41,628
	Transfar Zhilian Co., Ltd., Class A	38,900	42,805
	TravelSky Technology, Ltd., Class H	132,000	224,239
*	Trigiant Group, Ltd.	210,000	17,566
*	Trip.com Group, Ltd., ADR	35,214	913,099
	TRS Information Technology Corp., Ltd., Class A	11,500	17,823
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	52,300	16,711
*	Tuniu Corp., Sponsored ADR	16,445	33,219
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	23,793	16,682

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co., Ltd., Class A	12,900	$18,995
	Uni-President China Holdings, Ltd.	168,000	168,917
	United Energy Group, Ltd.	958,000	130,617
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	14,300	30,450
	Valiant Co., Ltd., Class A	13,000	36,549
	Vatti Corp., Ltd., Class A	16,200	17,392
	Vinda International Holdings, Ltd.	48,000	135,582
*	Viomi Technology Co., Ltd., ADR	5,696	31,784
	Virscend Education Co., Ltd.	107,000	10,475
	Visual China Group Co., Ltd., Class A	11,400	19,678
	Wangfujing Group Co., Ltd., Class A	11,900	47,653
	Wangsu Science & Technology Co., Ltd., Class A	28,600	27,506
	Wanxiang Qianchao Co., Ltd., Class A	31,900	27,096
	Wasion Holdings, Ltd.	116,000	36,735
	Wasu Media Holding Co., Ltd., Class A	14,000	15,335
	Weifu High-Technology Group Co., Ltd., Class A	12,200	38,234
	Weiqiao Textile Co., Class H	68,500	21,604
	Wellhope Foods Co., Ltd., Class A	10,100	14,752
	West China Cement, Ltd.	394,000	58,886
	Western Securities Co., Ltd., Class A	47,700	54,458
	Wharf Holdings, Ltd. (The)	231,000	783,818
	Wisdom Education International Holdings Co., Ltd.	90,000	19,493
*	Wison Engineering Services Co., Ltd.	126,000	6,086
	Wolong Electric Group Co., Ltd., Class A	12,900	25,710
	Wuchan Zhongda Group Co., Ltd., Class A	50,940	46,285
	Wuhan Department Store Group Co., Ltd., Class A	7,400	12,068
	Wuhu Token Science Co., Ltd., Class A	15,700	21,852
	Wuxi Boton Technology Co., Ltd., Class A	4,200	9,165
	Wuxi Taiji Industry Co., Ltd., Class A	24,500	35,472
	Xiamen C & D, Inc., Class A	34,808	38,143
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	9,400	23,160
	Xiamen International Port Co., Ltd., Class H	114,000	12,325
	Xiamen ITG Group Corp., Ltd., Class A	23,400	25,760
	Xinfengming Group Co., Ltd., Class A	14,000	41,684
	Xingda International Holdings, Ltd.	223,372	46,900
	Xingfa Aluminium Holdings, Ltd.	8,000	12,617
	Xinhu Zhongbao Co., Ltd., Class A	112,100	50,959
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	40,131
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	156,078	293,277
	Xinjiang Tianshan Cement Co., Ltd., Class A	13,600	25,790
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	84,000	18,430
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	34,300	61,189
	Xinte Energy Co., Ltd., Class H	9,200	21,070
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	25,483	15,993
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	10,100	29,060
#	Xinyi Energy Holdings, Ltd.	212,000	136,205
	Xinyu Iron & Steel Co., Ltd., Class A	40,200	48,793
	Xinyuan Real Estate Co., Ltd., ADR	13,620	28,330
	Xtep International Holdings, Ltd.	23,430	32,584
	Xuji Electric Co., Ltd., Class A	11,800	26,085
*	Xunlei, Ltd., ADR	18,989	69,120
*	YaGuang Technology Group Co., Ltd., Class A	19,200	37,736
	Yango Group Co., Ltd., Class A	55,400	37,535
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	7,800	37,400
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	6,400	37,534
	Yanzhou Coal Mining Co., Ltd., Class H	338,000	502,475
*	Yashili International Holdings, Ltd.	83,000	6,658
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	27,800	21,435
	Yifan Pharmaceutical Co., Ltd., Class A	5,800	12,266

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yincheng International Holding Co., Ltd.	48,000	$18,713
	Yintai Gold Co., Ltd., Class A	39,400	55,764
*	Yiren Digital, Ltd., Sponsored ADR	20,914	84,911
*	Yixin Group, Ltd.	146,000	36,494
	Yonghui Superstores Co., Ltd., Class A	119,100	74,562
	Yotrio Group Co., Ltd., Class A	30,100	15,510
	Youngor Group Co., Ltd., Class A	54,700	53,985
	Youzu Interactive Co., Ltd., Class A	12,600	26,577
	YTO Express Group Co., Ltd., Class A	31,900	44,652
	Yuexiu Property Co., Ltd.	277,600	258,492
	Yunda Holding Co., Ltd., Class A	29,900	60,511
*	Yunnan Aluminium Co., Ltd., Class A	19,300	42,699
	Yunnan Copper Co., Ltd., Class A	22,400	47,231
*	Yunnan Tin Co., Ltd., Class A	17,600	47,884
	Yutong Bus Co., Ltd., Class A	24,884	43,825
	Yuzhou Group Holdings Co., Ltd.	563,047	116,042
*	Zepp Health Corp., ADR	4,441	49,473
	Zhaojin Mining Industry Co., Ltd., Class H	162,500	158,845
	Zhejiang China Commodities City Group Co., Ltd., Class A	50,200	34,337
	Zhejiang Communications Technology Co., Ltd.	11,800	9,079
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	17,200	11,492
	Zhejiang Crystal-Optech Co., Ltd., Class A	32,000	67,831
	Zhejiang Hailiang Co., Ltd., Class A	21,600	38,082
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,500	20,521
	Zhejiang Huace Film & Television Co., Ltd., Class A	13,800	12,160
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	14,600	20,749
*	Zhejiang Jingu Co., Ltd., Class A	16,100	13,566
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	23,280	28,095
	Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	10,492	17,480
	Zhejiang Juhua Co., Ltd., Class A	31,800	58,165
	Zhejiang Longsheng Group Co., Ltd., Class A	46,300	88,097
	Zhejiang Medicine Co., Ltd., Class A	8,405	20,796
	Zhejiang Narada Power Source Co., Ltd., Class A	27,000	60,362
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	25,480	14,974
	Zhejiang Runtu Co., Ltd., Class A	10,300	14,161
	Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	3,900	12,330
	Zhejiang Semir Garment Co., Ltd., Class A	33,700	50,846
	Zhejiang Southeast Space Frame Co., Ltd., Class A	10,400	13,108
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	21,700	17,662
	Zhejiang Wanliyang Co., Ltd., Class A	13,900	19,081
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	7,700	26,328
	Zhejiang Yasha Decoration Co., Ltd., Class A	22,300	25,137
	Zhejiang Yinlun Machinery Co., Ltd., Class A	13,300	25,340
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	40,104
	Zhenro Properties Group, Ltd.	181,000	101,061
*	Zheshang Securities Co., Ltd., Class A	11,500	19,799
	Zhong An Group, Ltd.	490,000	23,383
	Zhongjin Gold Corp., Ltd., Class A	62,900	80,050
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	33,000	33,636
*	Zhongtian Financial Group Co., Ltd., Class A	95,600	32,199
*	Zhongyuan Bank Co., Ltd., Class H	501,000	71,335
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	19,100	32,098
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	124,400	971,761
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	21,300	39,412
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	295,600	254,590
TOTAL CHINA			62,815,190
COLOMBIA — (0.1%)
	Cementos Argos SA	40,121	57,885

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
*	Constructora Conconcreto SA	75,537	$7,108
*	Corp. Financiera Colombiana SA	6,690	50,511
	Grupo Argos SA	26,722	69,527
	Grupo de Inversiones Suramericana SA	22,721	101,360
	Mineros SA	10,000	9,528
TOTAL COLOMBIA			295,919
GREECE — (0.2%)
*	Alpha Services and Holdings SA	181,686	234,623
	Autohellas Tourist and Trading SA	1,238	10,730
	Bank of Greece	3,350	61,671
*	Fourlis Holdings SA	1,826	9,028
*	GEK Terna Holding Real Estate Construction SA	1,085	12,251
*	LAMDA Development SA	4,707	47,043
*	Motor Oil Hellas Corinth Refineries SA	3,953	63,532
	Mytilineos SA	1,395	25,875
*	National Bank of Greece SA	12,149	34,402
*	Piraeus Financial Holdings SA	2,040	3,507
TOTAL GREECE			502,662
HONG KONG — (0.2%)
	Atlas Corp.	8,202	107,200
	PAX Global Technology, Ltd.	157,000	170,303
	Texhong Textile Group, Ltd.	22,000	32,166
	Tongguan Gold Group, Ltd.	2,000	103
*	Truly International Holdings, Ltd.	140,000	51,023
	Zhuguang Holdings Group Co., Ltd.	202,000	40,533
TOTAL HONG KONG			401,328
INDIA — (14.1%)
	ACC, Ltd.	10,719	345,611
	Adani Enterprises, Ltd.	35,550	681,841
	Adani Ports & Special Economic Zone, Ltd.	15,470	140,680
*	Adani Transmission, Ltd.	33,204	396,753
*	Aditya Birla Capital, Ltd.	73,935	115,513
	Advanced Enzyme Technologies, Ltd.	4,364	23,299
	Agro Tech Foods, Ltd.	885	11,815
*	Ahluwalia Contracts India, Ltd.	2,928	15,399
*	AIA Engineering, Ltd.	1,695	45,605
	Alembic Pharmaceuticals, Ltd.	4,673	49,476
	Alembic, Ltd.	6,876	11,197
	Alkem Laboratories, Ltd.	727	33,849
	Allcargo Logistics, Ltd.	7,469	19,880
	Amara Raja Batteries, Ltd.	9,117	88,511
	Ambuja Cements, Ltd.	54,171	300,517
*	APL Apollo Tubes, Ltd.	2,690	63,241
	Apollo Tyres, Ltd.	48,732	146,743
*	Arvind Fashions, Ltd.	9,143	25,761
*	Arvind, Ltd.	9,943	14,004
*	Asahi India Glass, Ltd.	9,893	50,973
*	Ashok Leyland, Ltd.	35,077	62,634
*	Aster DM Healthcare, Ltd.	13,536	29,718
	Aurobindo Pharma, Ltd.	50,355	622,037
	Avanti Feeds, Ltd.	3,476	29,858
	Bajaj Consumer Care, Ltd.	16,837	64,899
	Bajaj Holdings & Investment, Ltd.	4,042	218,375
	Balmer Lawrie & Co., Ltd.	10,273	18,729
	Balrampur Chini Mills, Ltd.	24,145	124,860

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bank of Baroda	180,835	$195,906
*	Bank of Maharashtra	86,887	25,749
	BASF India, Ltd.	1,617	63,097
	BEML, Ltd.	2,896	50,898
	Bharat Dyanamics, Ltd.	3,645	20,655
	Bharat Electronics, Ltd.	142,993	354,959
	Bharat Forge, Ltd.	28,006	291,695
*	Bharat Heavy Electricals, Ltd.	142,805	114,517
	Birla Corp., Ltd.	3,651	73,449
	Birlasoft, Ltd.	25,181	136,344
	Bliss Gvs Pharma, Ltd.	3,608	5,225
	Bosch, Ltd.	770	154,831
*	Brigade Enterprises, Ltd.	13,825	59,454
	BSE, Ltd.	2,602	43,748
	Cadila Healthcare, Ltd.	22,076	174,191
	Can Fin Homes, Ltd.	6,649	48,361
*	Canara Bank	53,578	110,134
	Caplin Point Laboratories, Ltd.	1,504	17,852
	Carborundum Universal, Ltd.	14,563	133,039
	CCL Products India, Ltd.	6,150	36,385
*	Ceat, Ltd.	3,566	64,864
*	Century Plyboards India, Ltd.	4,677	26,597
	Century Textiles & Industries, Ltd.	7,318	79,030
	Chambal Fertilizers & Chemicals, Ltd.	30,634	126,088
	Cholamandalam Financial Holdings, Ltd.	12,502	112,622
	Cholamandalam Investment and Finance Co., Ltd.	50,633	323,743
*	Cipla, Ltd.	50,763	628,512
	City Union Bank, Ltd.	54,861	111,304
	Cochin Shipyard, Ltd.	3,729	18,894
	Container Corp. Of India, Ltd.	33,282	288,719
	Coromandel International, Ltd.	6,958	85,701
*	CreditAccess Grameen, Ltd.	5,987	53,496
	Cummins India, Ltd.	18,225	208,989
	Cyient, Ltd.	10,301	136,952
*	Dalmia Bharat, Ltd.	9,115	262,567
*	DCB Bank, Ltd.	29,588	41,896
	DCM Shriram, Ltd.	7,262	91,054
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	4,439	25,617
	Delta Corp., Ltd.	17,415	43,132
*	DEN Networks, Ltd.	8,685	6,197
*	Dhani Services, Ltd.	24,787	77,065
	Dhanuka Agritech, Ltd.	996	12,700
	Dilip Buildcon, Ltd.	2,926	22,207
*	Dish TV India, Ltd.	232,134	44,192
	DLF, Ltd.	23,568	107,145
*	DRC Systems India, Ltd.	66	261
	eClerx Services, Ltd.	1,856	56,175
	Edelweiss Financial Services, Ltd.	46,865	57,994
*	EID Parry India, Ltd.	13,557	79,467
*	EIH, Ltd.	37,975	56,970
	Engineers India, Ltd.	34,500	34,903
	EPL, Ltd.	2,691	8,959
	Escorts, Ltd.	10,143	162,208
*	Eveready Industries India, Ltd.	7,160	35,663
	Exide Industries, Ltd.	61,622	147,973
*	FDC, Ltd.	8,828	44,181
	Federal Bank, Ltd.	225,306	265,489
	Finolex Cables, Ltd.	10,965	76,987
*	Finolex Industries, Ltd.	45,245	107,809

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Firstsource Solutions, Ltd.	28,378	$74,009
	Force Motors, Ltd.	534	10,769
*	Fortis Healthcare, Ltd.	59,044	198,737
*	Future Lifestyle Fashions, Ltd.	5,142	4,898
	Gabriel India, Ltd.	6,314	11,845
	GAIL India, Ltd.	233,783	440,308
	Gateway Distriparks, Ltd.	7,327	27,712
*	GE T&D India, Ltd.	4,524	8,678
*	General Insurance Corp. of India	6,350	15,425
	GHCL, Ltd.	6,890	34,815
	Glenmark Pharmaceuticals, Ltd.	25,269	207,060
	Godfrey Phillips India, Ltd.	2,269	31,223
*	Godrej Industries, Ltd.	12,487	92,406
	Granules India, Ltd.	23,739	121,338
*	Graphite India, Ltd.	13,925	132,881
	Grasim Industries, Ltd.	16,397	343,627
	Great Eastern Shipping Co., Ltd. (The)	17,366	79,222
*	Greaves Cotton, Ltd.	10,604	22,994
	Gujarat Alkalies & Chemicals, Ltd.	4,036	26,131
*	Gujarat Ambuja Exports, Ltd.	5,770	14,962
*	Gujarat Fluorochemicals, Ltd.	4,974	115,959
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,915	56,412
	Gujarat Pipavav Port, Ltd.	41,924	62,402
	Gujarat State Fertilizers & Chemicals, Ltd.	10,443	17,129
	Gujarat State Petronet, Ltd.	38,687	180,203
	Gulf Oil Lubricants India, Ltd.	1,865	16,318
	HEG, Ltd.	1,983	60,823
	HeidelbergCement India, Ltd.	9,938	35,391
	Hero MotoCorp, Ltd.	16,330	609,037
*	HFCL, Ltd.	77,811	79,091
	Hikal, Ltd.	4,944	35,573
	HIL, Ltd.	327	28,312
	Himadri Speciality Chemical, Ltd.	15,947	11,159
	Himatsingka Seide, Ltd.	5,066	18,387
	Hindalco Industries, Ltd.	17,524	105,701
	Hinduja Global Solutions, Ltd.	1,744	69,630
	Hindustan Aeronautics, Ltd.	4,721	70,890
	Huhtamaki India, Ltd.	3,724	15,133
	I G Petrochemicals, Ltd.	1,710	16,011
	ICRA, Ltd.	426	21,454
*	IDFC First Bank, Ltd.	346,340	242,391
*	IDFC, Ltd.	178,634	139,819
	IIFL Finance, Ltd.	32,234	130,933
	IIFL Securities, Ltd.	14,244	21,582
	IIFL Wealth Management, Ltd.	4,460	83,220
	India Cements, Ltd. (The)	33,122	85,944
*	India Glycols, Ltd.	1,685	15,495
	Indiabulls Housing Finance, Ltd.	34,842	129,288
*	Indiabulls Real Estate, Ltd.	37,606	76,972
	Indian Bank	38,752	72,569
	Indian Hotels Co., Ltd. (The)	63,179	122,666
*	Indian Overseas Bank	181,989	60,204
	Indo Count Industries, Ltd.	9,730	34,839
	Indoco Remedies, Ltd.	2,313	13,964
*	IndoStar Capital Finance, Ltd.	5,718	26,036
	Indus Towers, Ltd.	88,077	264,451
*	IndusInd Bank, Ltd.	50,201	664,307
*	Infibeam Avenues, Ltd.	54,740	32,545
*	Inox Leisure, Ltd.	6,560	28,807

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Intellect Design Arena, Ltd.	7,781	$78,555
	IOL Chemicals and Pharmaceuticals, Ltd.	4,566	40,933
	Ipca Laboratories, Ltd.	3,368	94,530
*	Jagran Prakashan, Ltd.	24,003	21,554
*	Jaiprakash Associates, Ltd.	90,284	14,496
	Jamna Auto Industries, Ltd.	11,539	13,960
	JB Chemicals & Pharmaceuticals, Ltd.	2,748	67,279
	Jindal Poly Films, Ltd.	1,531	20,663
	Jindal Saw, Ltd.	26,493	49,901
*	Jindal Stainless Hisar, Ltd.	10,662	42,089
*	Jindal Stainless, Ltd.	25,129	54,965
*	Jindal Steel & Power, Ltd.	69,942	406,762
*	JK Cement, Ltd.	1,962	85,729
*	JK Lakshmi Cement, Ltd.	9,249	86,123
*	JK Paper, Ltd.	13,452	47,449
	JK Tyre & Industries, Ltd.	16,774	33,652
	JM Financial, Ltd.	74,675	106,741
	JSW Energy, Ltd.	71,185	242,234
*	Jubilant Ingrevia, Ltd.	16,322	130,281
*	Jubilant Pharmova, Ltd.	16,322	150,651
*	Just Dial, Ltd.	6,238	81,287
	Jyothy Labs, Ltd.	29,185	66,847
	Kalpataru Power Transmission, Ltd.	5,738	36,624
*	Karnataka Bank, Ltd. (The)	20,721	16,931
	Karur Vysya Bank, Ltd. (The)	34,072	22,158
	Kaveri Seed Co., Ltd.	2,664	25,994
	KEC International, Ltd.	15,776	90,436
	KEI Industries, Ltd.	6,721	65,102
	Kennametal India, Ltd.	656	11,072
	Kiri Industries, Ltd.	2,791	21,839
	Kirloskar Ferrous Industries, Ltd.	9,869	40,775
	Kirloskar Oil Engines, Ltd.	4,045	13,609
*	KNR Constructions, Ltd.	15,834	57,653
*	KPIT Technologies, Ltd.	25,181	95,709
	KPR Mill, Ltd.	2,140	54,717
*	KRBL, Ltd.	9,700	35,899
	KSB, Ltd.	1,581	24,737
*	L&T Finance Holdings, Ltd.	116,114	138,267
*	LA Opala RG, Ltd.	3,233	12,116
	Lakshmi Machine Works, Ltd.	184	21,582
	Laurus Labs, Ltd.	19,065	166,058
	LIC Housing Finance, Ltd.	53,064	293,458
	Linde India, Ltd.	3,321	78,629
	Lupin, Ltd.	31,959	477,324
	Maharashtra Scooters, Ltd.	427	24,115
	Maharashtra Seamless, Ltd.	4,580	19,284
	Mahindra & Mahindra Financial Services, Ltd.	88,808	180,886
	Mahindra & Mahindra, Ltd.	1,154	11,577
*	Mahindra CIE Automotive, Ltd.	20,010	72,954
*	Mahindra Lifespace Developers, Ltd.	4,081	41,723
	Manappuram Finance, Ltd.	54,658	152,696
	Marksans Pharma, Ltd.	26,446	29,131
*	MAS Financial Services, Ltd.	2,939	32,473
*	Meghmani Finechem, Ltd.	2,451	33,391
	Meghmani Organics, Ltd.	26,079	15,059
	Minda Corp., Ltd.	8,248	15,393
	MOIL, Ltd.	12,607	32,239
*	Motherson Sumi Systems, Ltd.	131,092	413,775
	Motilal Oswal Financial Services, Ltd.	6,018	76,379

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mphasis, Ltd.	11,651	$409,104
	MRF, Ltd.	277	298,627
	Multi Commodity Exchange of India, Ltd.	3,204	68,770
	Muthoot Finance, Ltd.	18,729	391,676
	Natco Pharma, Ltd.	11,479	157,030
	National Aluminium Co., Ltd.	131,702	167,013
*	Navneet Education, Ltd.	13,812	18,581
	NBCC India, Ltd.	92,842	64,453
	NCC, Ltd.	30,776	36,363
*	NESCO, Ltd.	1,511	12,396
	NIIT, Ltd.	7,159	31,132
	Nilkamal, Ltd.	1,015	35,493
	NMDC, Ltd.	99,766	243,725
	NOCIL, Ltd.	9,933	35,094
*	Oberoi Realty, Ltd.	18,904	170,665
	Oracle Financial Services Software, Ltd.	1,698	98,494
	Orient Cement, Ltd.	8,878	19,146
	Paisalo Digital, Ltd.	1,982	17,534
	Persistent Systems, Ltd.	7,143	302,251
	Petronet LNG, Ltd.	86,286	254,628
	Phillips Carbon Black, Ltd.	7,970	29,190
*	Phoenix Mills, Ltd. (The)	13,801	159,050
	Piramal Enterprises, Ltd.	11,497	359,757
*	PNB Housing Finance, Ltd.	9,491	86,341
*	PNC Infratech, Ltd.	9,087	38,277
	Polyplex Corp., Ltd.	2,401	48,850
	Power Finance Corp., Ltd.	149,816	262,134
*	Praj Industries, Ltd.	13,041	64,793
*	Prestige Estates Projects, Ltd.	19,961	91,563
*	Prism Johnson, Ltd.	45,272	84,193
	PTC India, Ltd.	49,707	68,839
*	Punjab National Bank	250,774	132,919
	Quess Corp., Ltd.	7,312	86,112
	Radico Khaitan, Ltd.	9,936	120,962
	Rain Industries, Ltd.	23,364	81,518
	Rajesh Exports, Ltd.	13,378	111,490
	Rallis India, Ltd.	6,437	28,020
	Ramco Cements, Ltd. (The)	16,711	245,081
	Ramco Industries, Ltd.	6,510	29,440
*	Ramkrishna Forgings, Ltd.	2,037	22,611
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	25,828
*	Ratnamani Metals & Tubes, Ltd.	2,788	81,274
*	Raymond, Ltd.	6,223	36,894
*	RBL Bank, Ltd.	62,607	162,930
	REC, Ltd.	124,223	254,734
	Redington India, Ltd.	44,660	197,568
	Schaeffler India, Ltd.	582	54,312
*	Sequent Scientific, Ltd.	12,143	48,076
	SH Kelkar & Co., Ltd.	5,846	13,343
*	Shilpa Medicare, Ltd.	6,393	54,325
	Shipping Corp. of India, Ltd.	16,928	25,219
	Shriram City Union Finance, Ltd.	3,509	87,648
	Shriram Transport Finance Co., Ltd.	28,132	530,297
*	SIS, Ltd.	2,778	18,002
	Sobha, Ltd.	8,336	66,672
	Solar Industries India, Ltd.	2,143	49,252
	Solara Active Pharma Sciences, Ltd.	2,319	51,217
	Somany Ceramics, Ltd.	2,104	19,833
	Sonata Software, Ltd.	8,472	88,129

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	South Indian Bank, Ltd. (The)	177,967	$25,771
	SRF, Ltd.	2,159	251,616
	Steel Authority of India, Ltd.	152,615	291,967
	Sterlite Technologies, Ltd.	24,981	98,072
	Strides Pharma Science, Ltd.	9,046	93,763
	Subros, Ltd.	2,055	9,087
	Sun TV Network, Ltd.	15,404	119,033
	Sundaram Finance, Ltd.	8,083	281,073
	Sundaram-Clayton, Ltd.	688	33,699
	Sundram Fasteners, Ltd.	1,466	15,039
	Sunteck Realty, Ltd.	7,768	39,701
	Suprajit Engineering, Ltd.	7,329	33,150
	Surya Roshni, Ltd.	2,181	15,564
*	Suvidhaa Infoserve, Ltd.	3,595	1,155
	Tata Chemicals, Ltd.	23,372	241,375
	Tata Consumer Products, Ltd.	82,391	836,832
*	Tata Motors, Ltd.	152,580	605,165
*	Tata Steel BSL, Ltd.	38,136	48,936
	Tata Steel, Ltd.	85,210	1,646,774
*	TCNS Clothing Co., Ltd.	1,674	13,228
	Tech Mahindra, Ltd.	36,794	598,066
	Techno Electric & Engineering Co., Ltd.	5,232	21,113
	Thermax, Ltd.	6,581	125,864
*	Thomas Cook India, Ltd.	13,979	11,643
	Transport Corp. of India, Ltd.	4,427	25,154
	Trident, Ltd.	147,551	41,042
*	Triveni Engineering & Industries, Ltd.	11,666	29,474
*	Triveni Turbine, Ltd.	8,371	13,870
	TV Today Network, Ltd.	2,698	10,597
*	TV18 Broadcast, Ltd.	68,802	36,160
*	TVS Srichakra, Ltd.	374	10,892
*	UCO Bank	110,238	20,501
	Uflex, Ltd.	4,347	31,901
	Ujjivan Financial Services, Ltd.	2,551	8,253
	Unichem Laboratories, Ltd.	5,045	22,587
*	Union Bank of India	56,091	27,868
	UPL, Ltd.	75,705	821,150
	Vaibhav Global, Ltd.	6,445	72,028
	Vakrangee, Ltd.	56,233	27,381
*	Vardhman Textiles, Ltd.	3,385	86,702
*	Varroc Engineering, Ltd.	1,735	7,902
	Vesuvius India, Ltd.	1,292	22,906
*	Vodafone Idea, Ltd.	1,094,486	122,156
	VRL Logistics, Ltd.	2,989	12,215
*	VST Tillers Tractors, Ltd.	231	6,344
	Welspun Corp., Ltd.	15,513	28,998
	Welspun Enterprises, Ltd.	8,592	12,255
	Welspun India, Ltd.	46,191	83,337
*	West Coast Paper Mills, Ltd.	3,215	11,317
*	Wockhardt, Ltd.	6,912	49,259
*	Yes Bank, Ltd.	110,140	18,984
	Zee Entertainment Enterprises, Ltd.	140,262	383,386
	Zensar Technologies, Ltd.	12,992	72,715
	Zydus Wellness, Ltd.	1,952	57,085
TOTAL INDIA			35,136,094
INDONESIA — (1.5%)
	Adaro Energy Tbk PT	2,432,800	224,678
	Adhi Karya Persero Tbk PT	334,900	15,869

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	AKR Corporindo Tbk PT	256,800	$63,930
*	Alam Sutera Realty Tbk PT	1,815,300	19,592
	Aneka Tambang Tbk	189,300	32,988
	Astra Agro Lestari Tbk PT	89,800	49,382
*	Bank Bukopin Tbk PT	1,646,000	46,497
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	20,109
	Bank Maybank Indonesia Tbk PT	1,626,200	38,424
*	Bank Pan Indonesia Tbk PT	434,700	21,927
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	356,700	30,227
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	15,232
*	Bank Tabungan Negara Persero Tbk PT	749,000	68,081
	BFI Finance Indonesia Tbk PT	1,155,400	74,586
	BISI International Tbk PT	273,900	21,093
*	Buana Lintas Lautan Tbk PT	988,600	16,957
	Bukit Asam Tbk PT	564,200	87,007
*	Bumi Serpong Damai Tbk PT	1,370,300	88,542
	Ciputra Development Tbk PT	1,575,600	94,259
*	Delta Dunia Makmur Tbk PT	807,300	17,315
	Dharma Satya Nusantara Tbk PT	248,300	9,274
*	Eagle High Plantations Tbk PT	2,031,300	12,228
	Elnusa Tbk PT	809,300	14,656
	Erajaya Swasembada Tbk PT	1,317,000	60,156
*	Gajah Tunggal Tbk PT	349,300	18,859
	Gudang Garam Tbk PT	78,100	177,315
	Indah Kiat Pulp & Paper Corp. Tbk PT	448,900	211,004
*	Indika Energy Tbk PT	242,700	22,995
	Indo Tambangraya Megah Tbk PT	58,000	67,989
	Indocement Tunggal Prakarsa Tbk PT	23,200	14,126
	Indofood Sukses Makmur Tbk PT	633,600	266,332
*	Indo-Rama Synthetics Tbk PT	37,800	9,810
*	Intiland Development Tbk PT	545,900	6,161
	Japfa Comfeed Indonesia Tbk PT	245,700	26,550
*	Kawasan Industri Jababeka Tbk PT	966,200	11,355
*	Krakatau Steel Persero Tbk PT	349,600	11,703
	Link Net Tbk PT	87,500	27,838
*	Lippo Karawaci Tbk PT	5,967,260	61,536
*	Medco Energi Internasional Tbk PT	1,673,840	56,442
*	Media Nusantara Citra Tbk PT	816,700	44,621
	Metrodata Electronics Tbk PT	194,800	35,422
*	MNC Kapital Indonesia Tbk PT	2,412,200	19,514
*	MNC Land Tbk PT	8,068,300	58,602
*	MNC Vision Networks Tbk PT	1,825,100	31,551
	Pabrik Kertas Tjiwi Kimia Tbk PT	110,200	51,988
*	Pakuwon Jati Tbk PT	2,387,600	66,084
*	Panin Financial Tbk PT	2,708,800	33,945
*	Paninvest Tbk PT	140,700	7,393
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	45,543
*	PP Persero Tbk PT	551,300	32,055
	Ramayana Lestari Sentosa Tbk PT	331,500	14,451
*	Rimo International Lestari Tbk PT	3,228,000	2,092
*	Salim Ivomas Pratama Tbk PT	780,700	24,076
*	Sampoerna Agro Tbk PT	77,700	10,105
	Sawit Sumbermas Sarana Tbk PT	120,900	6,985
	Semen Baturaja Persero Tbk PT	296,900	12,019
	Semen Indonesia Persero Tbk PT	270,700	144,257
	Siloam International Hospitals Tbk PT	44,700	25,729
	Sri Rejeki Isman Tbk PT	1,753,600	17,703
*	Summarecon Agung Tbk PT	1,348,214	69,976
*	Surya Semesta Internusa Tbk PT	883,000	30,420

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk PT	82,400	$8,320
*	Timah Tbk PT	266,700	30,713
*	Trada Alam Minera Tbk PT	2,672,100	1,732
	Tunas Baru Lampung Tbk PT	469,000	25,952
	United Tractors Tbk PT	237,100	320,801
	Vale Indonesia Tbk PT	394,200	149,936
*	Waskita Karya Persero Tbk PT	803,100	48,607
	Wijaya Karya Beton Tbk PT	212,800	3,357
	Wijaya Karya Persero Tbk PT	568,600	36,205
	XL Axiata Tbk PT	542,400	100,973
TOTAL INDONESIA			3,644,151
MALAYSIA — (1.6%)
#	Aeon Co. M Bhd	96,000	29,574
	AEON Credit Service M Bhd	11,700	33,174
	AFFIN Bank Bhd	47,874	18,950
	Ajinomoto Malaysia Bhd	4,200	15,799
#	Alliance Bank Malaysia Bhd	147,400	83,416
	Allianz Malaysia Bhd	10,500	31,728
	AMMB Holdings Bhd	298,000	201,243
	Batu Kawan Bhd	29,200	134,927
#*	Berjaya Corp. Bhd	465,608	30,339
#	BIMB Holdings Bhd	74,600	66,249
#*	Boustead Holdings Bhd	159,700	22,535
#*	Bumi Armada Bhd	375,700	37,764
#	Cahya Mata Sarawak Bhd	118,100	31,350
#	Comfort Glove Bhd	31,200	13,757
#*	Cypark Resources Bhd	31,200	6,582
*	Dayang Enterprise Holdings Bhd	67,320	17,036
	DRB-Hicom Bhd	151,400	59,874
	Eco World Development Group Bhd	136,900	22,546
	Ekovest BHD	254,400	24,420
	FAR East Holdings Bhd	1,400	995
	Formosa Prosonic Industries Bhd	16,000	9,994
*	Gamuda Bhd	310,433	206,007
	Genting Bhd	40,900	45,633
	Genting Malaysia Bhd	130,800	85,474
	Genting Plantations Bhd	43,700	68,334
#	Guan Chong Bhd	51,600	34,241
	Hai-O Enterprise Bhd	24,300	11,576
#	Hengyuan Refining Co. Bhd	22,900	23,408
#	Hiap Teck Venture Bhd	218,100	26,121
	Hibiscus Petroleum Bhd	127,000	19,381
	Hong Leong Financial Group Bhd	10,000	40,821
	Hong Leong Industries Bhd	5,000	10,765
*	IGB Bhd	40,332	18,557
	IJM Corp. Bhd	428,300	187,812
	Insas Bhd	131,100	27,332
	IOI Properties Group Bhd	224,800	60,247
*	Iskandar Waterfront City Bhd	81,900	7,381
#*	JAKS Resources Bhd	260,520	30,259
*	Keck Seng Malaysia Bhd	8,000	6,543
	Kenanga Investment Bank Bhd	89,400	26,932
	Kim Loong Resources Bhd	29,200	10,179
*	KNM Group Bhd	566,400	23,451
#	KPJ Healthcare Bhd	334,500	85,613
	Kretam Holdings Bhd	133,900	17,762
	Leong Hup International Bhd	128,600	21,026
	Lii Hen Industries Bhd	9,400	6,611

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Lotte Chemical Titan Holding Bhd	47,477	$29,475
	LPI Capital Bhd	10,800	35,438
	Magni-Tech Industries Bhd	19,900	10,285
#	Magnum Bhd	173,114	81,262
#	Mah Sing Group Bhd	151,300	30,349
	Malayan Flour Mills Bhd	227,800	41,562
*	Malaysia Airports Holdings Bhd	155,500	213,062
#	Malaysia Building Society Bhd	288,573	40,021
	Malaysian Resources Corp. Bhd	355,602	32,448
	Matrix Concepts Holdings Bhd	65,700	31,149
	MBM Resources BHD	38,200	28,434
*	Media Prima Bhd	106,300	12,233
#	Mega First Corp. Bhd	74,000	62,194
	MKH Bhd	39,000	11,737
	MMC Corp. Bhd	133,100	55,214
	MNRB Holdings Bhd	50,800	15,549
	Muhibbah Engineering M Bhd	39,300	8,474
	Oriental Holdings BHD	46,900	56,447
#	OSK Holdings Bhd	194,800	39,045
	Padini Holdings Bhd	63,200	42,087
#	Petron Malaysia Refining & Marketing Bhd	16,400	16,113
#*	Pos Malaysia Bhd	65,900	12,107
#*	Sapura Energy Bhd	781,500	23,107
	Sarawak Oil Palms Bhd	27,800	22,870
	Scientex Bhd	72,300	71,645
	Serba Dinamik Holdings Bhd	198,100	18,520
*	Shangri-La Hotels Malaysia Bhd	15,300	12,931
	Sime Darby Bhd	187,500	95,530
	Sime Darby Property Bhd	325,500	46,709
*	SP Setia Bhd Group	295,399	72,028
	Sunway Bhd	352,223	142,035
	Syarikat Takaful Malaysia Keluarga Bhd	35,900	36,656
	Ta Ann Holdings Bhd	59,700	36,488
#	Taliworks Corp. Bhd	104,800	21,109
#	Thong Guan Industries Bhd	28,400	16,829
	TIME dotCom Bhd	15,300	52,205
#*	Tropicana Corp. Bhd	62,213	13,399
#	TSH Resources Bhd	65,000	15,887
*	UEM Edgenta Bhd	40,500	15,260
#*	UEM Sunrise Bhd	183,900	16,781
	UMW Holdings Bhd	40,500	27,737
#	United Malacca Bhd	28,200	33,973
#	United Plantations Bhd	16,300	52,483
	UOA Development Bhd	23,000	8,659
*	Velesto Energy Bhd	274,400	9,080
#*	WCT Holdings Bhd	129,749	15,989
	Yinson Holdings Bhd	104,500	118,405
	YNH Property Bhd	32,000	20,481
*	YTL Corp. Bhd	577,426	85,552
TOTAL MALAYSIA			4,000,751
MEXICO — (2.3%)
#	ALEATICA S.A.B. de C.V.	34,887	35,928
	Alfa S.A.B. de C.V., Class A	534,691	404,518
	Alpek S.A.B. de C.V.	60,630	75,200
#	Banco del Bajio SA	108,947	194,511
#*	Cemex S.A.B. de C.V.	1,477,192	1,202,161
*	Cia Minera Autlan S.A.B. de C.V.	66,644	41,380
*	Consorcio ARA S.A.B. de C.V.	98,355	23,321

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Controladora Nemak SAB de C.V.	534,691	$85,953
	Corporativo Fragua S.A.B. de C.V.	1,956	33,364
*	Corpovael S.A. de C.V.	19,681	4,202
#*	Credito Real S.A.B. de C.V. Sofom ER	36,056	31,245
	Cydsa S.A.B. de C.V.	50,192	34,896
	El Puerto de Liverpool S.A.B. de C.V., Class C1	21,537	102,025
*	Elementia S.A.B. de C.V.	5,664	4,032
*	Gentera S.A.B. de C.V.	164,390	95,630
	Grupo Carso S.A.B. de C.V.	12,972	42,058
	Grupo Cementos de Chihuahua S.A.B. de C.V.	24,925	203,106
	Grupo Comercial Chedraui S.A. de C.V.	57,457	91,441
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	214,399	206,469
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	50,240	12,493
	Grupo Industrial Saltillo S.A.B. de C.V.	54,895	81,351
*	Grupo KUO S.A.B. de C.V.	12,255	28,935
	Grupo Lala S.A.B. de C.V.	53,317	43,631
	Grupo Rotoplas S.A.B. de C.V.	29,832	48,421
*	Grupo Sanborns S.A.B. de C.V.	36,346	36,965
#	Grupo Televisa S.A.B.	388,998	1,053,873
#*	Grupo Traxion S.A.B. de C.V.	62,259	116,347
#*	Hoteles City Express S.A.B. de C.V.	35,899	12,353
	Industrias Bachoco S.A.B. de C.V.	20,258	73,781
*	Industrias CH S.A.B. de C.V.	11,679	104,421
*	Industrias Penoles S.A.B. de C.V.	16,141	226,276
	La Comer S.A.B. de C.V.	46,949	94,104
	Medica Sur S.A.B. de C.V.	15,169	24,194
	Megacable Holdings S.A.B. de C.V.	7,092	24,975
*	Nemak S.A.B. de C.V.	42,500	14,347
	Orbia Advance Corp. S.A.B. de C.V.	145,695	397,059
#	Organizacion Cultiba S.A.B. de C.V.	46,456	25,975
*	Organizacion Soriana S.A.B. de C.V., Class B	37,912	36,205
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	19,650	148,405
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,980	15,419
*	Unifin Financiera S.A.B. de C.V.	31,515	45,912
	Vitro S.A.B. de C.V.	24,646	34,048
TOTAL MEXICO			5,610,930
PHILIPPINES — (0.6%)
	Alliance Global Group, Inc.	708,300	144,070
	Asia United Bank Corp.	8,110	7,148
*	Belle Corp.	525,000	14,398
*	Cebu Air, Inc.	21,040	18,578
	China Banking Corp.	123,600	60,805
	Cosco Capital, Inc.	303,100	29,721
	DMCI Holdings, Inc.	691,100	82,997
*	East West Banking Corp.	22,500	4,252
	Filinvest Development Corp.	121,800	18,840
	Filinvest Land, Inc.	1,703,000	37,857
	First Philippine Holdings Corp.	31,550	46,549
	GT Capital Holdings, Inc.	8,089	88,000
*	Integrated Micro-Electronics, Inc.	72,600	12,934
	LT Group, Inc.	356,400	69,723
	Megaworld Corp.	1,778,700	98,790
	Metropolitan Bank & Trust Co.	212,100	182,450
*	Petron Corp.	459,700	28,035
	Philex Mining Corp.	146,000	17,934
*	Philippine National Bank	57,773	23,242
	PNB Holdings Corp.	9,064	58
	RFM Corp.	109,000	9,642

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	85,200	$34,030
	Robinsons Land Corp.	268,700	86,596
	Robinsons Retail Holdings, Inc.	39,190	42,134
	Security Bank Corp.	42,900	94,422
	Semirara Mining & Power Corp.	80,500	26,299
*	Top Frontier Investment Holdings, Inc.	3,090	8,478
	Union Bank of the Philippines	37,880	58,088
	Vista Land & Lifescapes, Inc.	717,200	48,935
TOTAL PHILIPPINES			1,395,005
POLAND — (1.0%)
	AB SA	1,400	21,200
*	Agora SA	3,156	7,738
*	Alior Bank SA	20,400	195,499
	Amica SA	667	25,974
	Asseco Poland SA	8,572	178,410
*	Bank Handlowy w Warszawie SA	4,891	57,447
*	Bank Millennium SA	98,730	126,493
*	Bank Ochrony Srodowiska SA	9,478	19,188
	Ciech SA	4,740	58,869
	Develia SA	39,555	34,805
	Echo Investment SA	23,480	27,744
*	Enea SA	37,216	82,547
	Fabryki Mebli Forte SA	1,537	22,918
*	Famur SA	25,903	14,813
*	Grupa Azoty SA	7,205	55,953
	Grupa Lotos SA	12,298	169,486
	Inter Cars SA	224	23,835
*	Jastrzebska Spolka Weglowa SA	5,862	52,924
	Kernel Holding SA	10,706	148,121
	KRUK SA	3,201	251,674
*	Lubelski Wegiel Bogdanka SA	3,931	26,100
*	mBank SA	2,361	196,491
*	PGE Polska Grupa Energetyczna SA	163,838	368,609
*	PKP Cargo SA	7,482	36,876
	Stalexport Autostrady SA	16,406	15,836
*	Tauron Polska Energia SA	252,784	213,078
*	VRG SA	42,918	39,596
TOTAL POLAND			2,472,224
QATAR — (0.7%)
	Aamal Co.	288,708	75,095
	Al Khaleej Takaful Group QSC	32,490	41,758
	Al Khalij Commercial Bank PQSC	214,991	128,053
	Alijarah Holding Co., QPSC	104,338	30,213
	Barwa Real Estate Co.	350,333	294,109
	Commercial Bank PSQC (The)	277,039	419,077
	Doha Bank QPSC	230,818	187,174
	Doha Insurance Co. QSC	40,320	21,226
*	Gulf International Services QSC	135,456	52,454
	Gulf Warehousing Co.	16,349	23,142
	Mannai Corp. QSC	21,498	21,946
	Ooredoo QPSC	38,892	75,624
	Qatar Industrial Manufacturing Co. QSC	41,774	32,578
*	Qatar Insurance Co. SAQ	112,989	77,309
	Qatar National Cement Co., QSC	22,746	31,611
	Qatar Navigation QSC	65,678	134,198
*	Salam International Investment, Ltd. QSC	139,423	33,655

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	340,803	$136,657
	Vodafone Qatar QSC	85,407	36,877
TOTAL QATAR			1,852,756
RUSSIA — (0.6%)
	Etalon Group P.L.C., GDR	24,314	39,924
	Globaltrans Investment P.L.C., GDR	4,355	34,210
	Globaltrans Investment P.L.C., GDR	7,455	58,596
*	Lenta P.L.C, GDR	4,734	15,078
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	189,793
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,551	117,477
*	Mail.Ru Group, Ltd., GDR	10,249	212,564
	QIWI P.L.C., Sponsored ADR	5,640	57,528
	Ros Agro P.L.C., GDR	8,946	130,433
	RusHydro PJSC, ADR	106,216	114,713
	Tatneft PJSC, Sponsored ADR	5,462	217,961
	VTB Bank PJSC, GDR	159,658	208,513
TOTAL RUSSIA			1,396,790
SAUDI ARABIA — (3.2%)
	Al Babtain Power & Telecommunication Co.	2,113	22,734
*	Al Etihad Cooperative Insurance Co.	2,753	17,840
*	Al Gassim Investment Holding Co.	3,278	27,538
	Al Hammadi Co. for Development and Investment	8,268	88,728
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	63,873
	Al Jouf Agricultural Development Co.	1,328	28,388
*	Al Jouf Cement Co.	11,224	42,012
	Al Khaleej Training and Education Co.	4,484	35,507
	Al Yamamah Steel Industries Co.	2,970	42,720
*	AlAbdullatif Industrial Investment Co.	7,870	74,530
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	34,648
	Arabian Cement Co.	6,973	86,743
	Arabian Pipes Co.	8,173	46,447
*	Arabian Shield Cooperative Insurance Co.	6,581	41,982
	Arriyadh Development Co.	11,362	87,126
*	Aseer Trading Tourism & Manufacturing Co.	15,831	110,220
	Astra Industrial Group	4,471	55,997
*	AXA Cooperative Insurance Co.	3,021	34,528
*	Bank AlBilad	57,250	560,071
*	Bank Al-Jazira	68,755	354,701
*	Basic Chemical Industries, Ltd.	2,738	30,342
	Bawan Co.	3,033	32,217
	City Cement Co.	10,142	83,274
*	Dar Al Arkan Real Estate Development Co.	94,960	266,586
*	Dur Hospitality Co.	9,571	87,091
	Eastern Province Cement Co.	6,367	83,799
	Electrical Industries Co.	3,489	32,326
*	Emaar Economic City	64,423	233,176
	Etihad Etisalat Co.	63,225	543,028
	Fitaihi Holding Group	6,224	56,854
	Hail Cement Co.	5,773	29,396
*	Jazan Energy and Development Co.	6,599	46,938
*	Malath Cooperative Insurance Co.	5,363	48,759
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	4,527	30,443
*	Methanol Chemicals Co.	3,081	24,817
*	Middle East Healthcare Co.	5,177	52,836
*	Middle East Paper Co.	2,724	27,578
*	Mobile Telecommunications Co. Saudi Arabia	80,900	306,003

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Najran Cement Co.	13,973	$88,372
*	National Agriculture Development Co. (The)	7,525	78,682
*	National Co., for Glass Manufacturing (The)	3,510	39,829
	National Gypsum	2,289	30,970
*	National Industrialization Co.	57,285	330,182
	National Petrochemical Co.	11,539	142,602
	Northern Region Cement Co.	14,928	73,788
*	Rabigh Refining & Petrochemical Co.	15,747	108,444
	Sahara International Petrochemical Co.	64,085	572,593
*	Saudi Ceramic Co.	7,420	121,854
	Saudi Chemical Co., Holding.	6,860	75,947
*	Saudi Ground Services Co.	4,510	41,956
	Saudi Industrial Investment Group	31,611	311,482
	Saudi Industrial Services Co.	4,183	54,161
	Saudi Investment Bank (The)	60,614	278,931
*	Saudi Kayan Petrochemical Co.	131,174	676,873
*	Saudi Marketing Co.	1,460	14,813
*	Saudi Printing & Packaging Co.	5,795	46,752
*	Saudi Public Transport Co.	3,410	24,565
*	Saudi Re for Cooperative Reinsurance Co.	5,643	27,540
	Savola Group (The)	20,608	235,991
*	Seera Group Holding	23,524	133,930
*	Tabuk Cement Co.	6,267	39,266
	Umm Al-Qura Cement Co.	3,517	31,039
	United International Transportation Co.	2,402	30,823
*	Yamama Cement Co.	17,209	155,920
	Yanbu Cement Co.	11,651	144,986
*	Zamil Industrial Investment Co.	8,237	89,444
TOTAL SAUDI ARABIA			7,873,531
SOUTH AFRICA — (4.1%)
*	Absa Group, Ltd.	101,963	948,595
	Adcock Ingram Holdings, Ltd.	6,350	19,394
	Advtech, Ltd.	106,246	104,434
	AECI, Ltd.	18,205	123,967
	African Rainbow Minerals, Ltd.	17,694	360,129
	Alexander Forbes Group Holdings, Ltd.	122,324	29,412
#*	Aspen Pharmacare Holdings, Ltd.	51,753	637,582
	Astral Foods, Ltd.	6,962	73,024
	Barloworld, Ltd.	42,340	312,353
	Bidvest Group, Ltd. (The)	35,443	483,519
*	Blue Label Telecoms, Ltd.	57,880	17,902
*	Brait P.L.C.	80,196	15,684
	DataTec, Ltd.	40,652	65,321
*	Discovery, Ltd.	47,051	377,209
*	Distell Group Holdings, Ltd.	9,294	108,385
	Exxaro Resources, Ltd.	46,279	572,973
*	Foschini Group, Ltd. (The)	41,301	435,963
*	Grindrod, Ltd.	61,737	18,736
	Harmony Gold Mining Co., Ltd.	36,275	148,734
	Harmony Gold Mining Co., Ltd., Sponsored ADR	47,253	193,737
	Hudaco Industries, Ltd.	3,955	34,581
	Imperial Logistics, Ltd.	22,265	92,874
	Investec, Ltd.	39,994	149,216
*	KAP Industrial Holdings, Ltd.	309,933	83,749
	Lewis Group, Ltd.	6,721	17,647
*	Liberty Holdings, Ltd.	21,020	117,834
*	Life Healthcare Group Holdings, Ltd.	241,907	389,686
*	Long4Life, Ltd.	88,335	25,339

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Massmart Holdings, Ltd.	14,743	$57,990
	Metair Investments, Ltd.	31,298	51,567
	Momentum Metropolitan Holdings	134,502	176,531
	Motus Holdings, Ltd.	19,271	111,999
	Mpact, Ltd.	21,681	36,646
*	Murray & Roberts Holdings, Ltd.	38,611	26,252
*	Nampak, Ltd.	190,453	36,446
*	Nedbank Group, Ltd.	54,959	635,417
*	Netcare, Ltd.	74,522	77,450
	Oceana Group, Ltd.	17,392	74,167
	Old Mutual, Ltd.	654,522	577,301
*	Omnia Holdings, Ltd.	34,678	131,958
*	Pepkor Holdings, Ltd.	149,890	214,280
*	PPC, Ltd.	71,391	17,796
	PSG Group, Ltd.	26,772	138,798
	Raubex Group, Ltd.	35,771	69,429
	RCL Foods, Ltd.	30,615	19,204
	Reunert, Ltd.	29,690	96,149
	RFG Holdings, Ltd.	6,432	5,350
	Royal Bafokeng Platinum, Ltd.	23,644	187,235
#*	Sappi, Ltd.	85,724	240,800
*	Sasol, Ltd.	9,835	146,629
	Sibanye Stillwater, Ltd.	146,483	638,401
*	Sun International, Ltd.	12,071	14,862
*	Super Group, Ltd.	56,942	123,864
*	Telkom SA SOC, Ltd.	45,605	132,041
	Tiger Brands, Ltd.	4,251	55,969
*	Tsogo Sun Hotels, Ltd.	47,979	9,809
*	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	70,197
TOTAL SOUTH AFRICA			10,132,516
SOUTH KOREA — (16.7%)
*	Able C&C Co., Ltd.	1,801	14,054
	Aekyung Petrochemical Co., Ltd.	4,211	48,023
*	AeroSpace Technology of Korea, Inc.	2,347	14,716
*	Agabang&Company	4,166	22,020
	Ahn-Gook Pharmaceutical Co., Ltd.	867	9,815
	AK Holdings, Inc.	985	23,831
*	ALUKO Co., Ltd.	8,599	35,675
	AMOREPACIFIC Group	4,306	215,832
*	Amotech Co., Ltd.	791	20,745
*	Aprogen Medicines, Inc.	10,269	18,413
	Asia Cement Co., Ltd.	269	27,797
	ASIA Holdings Co., Ltd.	91	10,259
	Asia Paper Manufacturing Co., Ltd.	1,081	50,759
	Autech Corp.	1,278	14,849
	Avaco Co., Ltd.	2,775	31,077
	BGF Co., Ltd.	4,573	24,624
	BH Co., Ltd.	3,021	50,433
	Binggrae Co., Ltd.	1,100	58,183
*	BioSmart Co., Ltd.	1,966	12,387
	BNK Financial Group, Inc.	63,340	426,361
	Busan City Gas Co., Ltd.	635	33,773
	BYC Co., Ltd.	32	11,018
	Byucksan Corp.	8,914	32,989
*	CammSys Corp.	8,448	15,595
	Camus Engineering & Construction, Inc.	7,975	16,816
*	Capro Corp.	7,250	29,722
	Cell Biotech Co., Ltd.	1,264	21,525

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Changhae Ethanol Co., Ltd.	2,554	$30,663
	Chongkundang Holdings Corp.	732	64,035
	Chosun Refractories Co., Ltd.	302	23,808
	CJ CheilJedang Corp.	1,093	444,361
	CJ Corp.	3,429	292,349
	CJ ENM Co., Ltd.	1,987	282,201
*	CJ Freshway Corp.	2,367	69,959
*	CJ Logistics Corp.	1,946	297,809
	CKD Bio Corp.	429	21,225
	Com2uSCorp	1,124	111,264
	Cuckoo Holdings Co., Ltd.	355	39,520
	Cuckoo Homesys Co., Ltd.	801	31,542
*	Curo Co., Ltd.	35,403	18,209
	D.I Corp.	3,646	28,692
	Dae Han Flour Mills Co., Ltd.	223	34,037
	Dae Won Kang Up Co., Ltd.	8,318	29,487
*	Daechang Co., Ltd.	12,457	27,935
	Daedong Corp.	3,607	39,104
	Daeduck Co., Ltd.	1,365	9,228
	Daeduck Electronics Co., Ltd.	2,361	32,073
	Daehan Steel Co., Ltd.	1,256	23,863
	Daekyo Co., Ltd.	5,085	21,126
	Daesang Corp.	3,678	86,859
	Daesang Holdings Co., Ltd.	4,994	48,465
	Daesung Holdings Co., Ltd.	432	14,356
	Daewon Pharmaceutical Co., Ltd.	1,829	25,159
	Daewon San Up Co., Ltd.	1,440	10,475
*	Daewoo Engineering & Construction Co., Ltd.	43,266	280,384
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	182,978
	Daihan Pharmaceutical Co., Ltd.	686	19,320
	Daishin Securities Co., Ltd.	7,524	117,306
*	Danal Co., Ltd.	3,722	24,314
	Daou Data Corp.	2,532	31,221
	Daou Technology, Inc.	5,758	133,840
	DB Financial Investment Co., Ltd.	3,038	17,986
	DB Insurance Co., Ltd.	11,991	595,772
*	DB, Inc.	20,637	22,387
	DCM Corp.	546	9,315
	Deutsch Motors, Inc.	4,732	36,325
	DGB Financial Group, Inc.	32,532	266,799
	DI Dong Il Corp.	187	49,117
	Digital Chosun Co., Ltd.	5,677	18,752
	DL Construction Co., Ltd.	1,054	30,727
*	DL E&C Co., Ltd.	2,324	296,285
	DL Holdings Co., Ltd.	1,853	127,332
	DMS Co., Ltd.	4,659	33,960
	DNF Co., Ltd.	1,629	42,382
	Dohwa Engineering Co., Ltd.	2,350	18,510
	Dong-A Hwasung Co., Ltd.	1,780	21,108
	Dong-A ST Co., Ltd.	967	68,765
	Dong-Ah Geological Engineering Co., Ltd.	1,088	20,218
	Dongbu Corp.	888	10,982
	Dongkuk Industries Co., Ltd.	7,902	26,230
	Dongkuk Steel Mill Co., Ltd.	9,676	178,603
	Dongkuk Structures & Construction Co., Ltd.	3,950	21,014
	Dongsung Chemical Co., Ltd.	4,993	26,339
	Dongwha Pharm Co., Ltd.	3,593	45,894
	Dongwon Development Co., Ltd.	7,989	44,776
	Dongwon F&B Co., Ltd.	317	61,142

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Industries Co., Ltd.	277	$58,530
	Dongyang E&P, Inc.	571	9,065
*	Doosan Bobcat, Inc.	9,419	378,349
	Doosan Co., Ltd.	1,599	134,734
*	Doosan Heavy Industries & Construction Co., Ltd.	12,501	236,434
*	Doosan Infracore Co., Ltd.	8,223	115,501
	DoubleUGames Co., Ltd.	1,561	82,671
	DTR Automotive Corp.	739	25,654
	DY Corp.	2,421	12,083
	Easy Holdings Co., Ltd.	5,762	25,827
*	Ehwa Technologies Information Co., Ltd.	10,351	20,596
	E-MART, Inc.	4,362	639,804
*	EM-Tech Co., Ltd.	2,190	40,401
	ENF Technology Co., Ltd.	1,688	50,314
	Estechpharma Co., Ltd.	2,467	25,896
	Eugene Corp.	10,128	47,267
	Eugene Investment & Securities Co., Ltd.	15,368	53,649
	Eusu Holdings Co., Ltd.	1,669	9,350
	Farmsco	3,167	19,851
	Fursys, Inc.	403	12,583
*	Gemvaxlink Co., Ltd.	13,451	20,444
	Geumhwa PSC Co., Ltd.	408	11,751
	Golfzon Newdin Holdings Co., Ltd.	3,388	27,095
	Green Cross Holdings Corp.	3,664	100,572
	GS Engineering & Construction Corp.	10,285	394,473
*	GS Global Corp.	11,688	27,581
	GS Holdings Corp.	11,860	441,551
	GS Retail Co., Ltd.	8,508	261,314
	Gwangju Shinsegae Co., Ltd.	63	10,167
	Haatz, Inc.	1,925	19,633
	Halla Corp.	2,472	12,043
	Halla Holdings Corp.	1,256	50,303
	Han Kuk Carbon Co., Ltd.	4,578	46,283
	Hana Pharm Co., Ltd.	689	12,893
	HanChang Paper Co., Ltd.	15,915	34,087
*	Hancom, Inc.	3,919	80,296
	Handok, Inc.	1,372	31,829
	Handsome Co., Ltd.	3,503	119,458
	Hanil Holdings Co., Ltd.	1,358	15,895
*	Hanjin Heavy Industries & Construction Co., Ltd.	3,867	26,914
	Hanjin Transportation Co., Ltd.	1,458	51,806
	Hankook Tire & Technology Co., Ltd.	17,724	746,010
	Hansae Co., Ltd.	2,823	51,557
	Hanshin Construction	1,431	28,637
	Hansol Holdings Co., Ltd.	5,410	20,661
*	Hansol HomeDeco Co., Ltd.	11,444	23,112
	Hansol Logistics Co., Ltd.	6,472	23,047
	Hansol Paper Co., Ltd.	3,482	48,494
*	Hansol Technics Co., Ltd.	5,142	37,107
	Hanwha Aerospace Co., Ltd.	4,721	212,958
	Hanwha Corp.	7,084	184,058
*	Hanwha General Insurance Co., Ltd.	14,136	56,892
*	Hanwha Investment & Securities Co., Ltd.	19,019	76,371
	Hanwha Life Insurance Co., Ltd.	62,895	185,784
*	Hanwha Solutions Corp.	20,018	681,219
	Hanyang Eng Co., Ltd.	2,207	32,479
	Harim Holdings Co., Ltd.	8,871	75,616
	HB Technology Co., Ltd.	11,025	29,859
	HDC Hyundai Development Co. Engineering & Construction, Class E	9,665	261,276

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	$32,981
	Hitejinro Holdings Co., Ltd.	1,504	19,914
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	30,244
	HS Industries Co., Ltd.	8,886	56,705
*	HSD Engine Co., Ltd.	3,163	23,422
	Huchems Fine Chemical Corp.	4,631	98,815
	Huons Global Co., Ltd.	917	52,032
	Huvis Corp.	1,579	16,213
	Huvitz Co., Ltd.	1,517	12,502
	Hwa Shin Co., Ltd.	3,210	27,492
	HwaSung Industrial Co., Ltd.	1,665	18,693
	Hy-Lok Corp.	1,868	28,062
	Hyosung Corp.	1,147	122,351
*	Hyosung Heavy Industries Corp.	1,256	85,603
	Hyundai BNG Steel Co., Ltd.	1,368	26,683
*	Hyundai Construction Equipment Co., Ltd.	1,632	80,424
	Hyundai Corp.	1,610	27,449
	Hyundai Department Store Co., Ltd.	3,436	239,353
*	Hyundai Electric & Energy System Co., Ltd.	1,540	31,572
	Hyundai Elevator Co., Ltd.	3,634	170,833
	Hyundai Engineering & Construction Co., Ltd.	13,471	641,598
	Hyundai Futurenet Co., Ltd.	10,757	43,080
	Hyundai Glovis Co., Ltd.	2,419	409,973
	Hyundai Greenfood Co., Ltd.	8,026	70,254
	Hyundai Heavy Industries Holdings Co., Ltd.	7,795	464,903
	Hyundai Home Shopping Network Corp.	898	63,513
	Hyundai Livart Furniture Co., Ltd.	1,826	30,933
	Hyundai Marine & Fire Insurance Co., Ltd.	10,792	243,483
*	Hyundai Mipo Dockyard Co., Ltd.	5,585	408,189
	Hyundai Motor Securities Co., Ltd.	3,996	44,383
	Hyundai Steel Co.	14,635	688,423
	Hyundai Wia Corp.	3,969	338,780
	HyVision System, Inc.	3,097	50,497
	ICD Co., Ltd.	1,525	19,991
	IDIS Holdings Co., Ltd.	1,420	17,294
*	IHQ, Inc.	12,983	20,732
*	Il Dong Pharmaceutical Co., Ltd.	1,715	22,718
	Iljin Holdings Co., Ltd.	6,068	31,469
	Ilshin Spinning Co., Ltd.	160	13,902
	Ilsung Pharmaceuticals Co., Ltd.	138	9,864
	iMarketKorea, Inc.	3,411	35,769
	InBody Co., Ltd.	2,376	60,205
	Industrial Bank of Korea	44,406	397,312
	Innocean Worldwide, Inc.	1,175	62,737
*	Insun ENT Co., Ltd.	3,640	39,773
	Interpark Corp.	10,436	76,664
	INTOPS Co., Ltd.	2,924	72,263
	Inzi Controls Co., Ltd.	1,685	22,849
	INZI Display Co., Ltd.	3,267	9,121
	IS Dongseo Co., Ltd.	3,178	150,971
	ISC Co., Ltd.	1,846	41,827
	i-SENS, Inc.	814	22,976
	ISU Chemical Co., Ltd.	2,173	22,319
*	Jahwa Electronics Co., Ltd.	2,599	44,846
	JB Financial Group Co., Ltd.	27,840	187,106
	JC Hyun System, Inc.	2,792	19,518
	Jinsung T.E.C.	2,075	22,642
*	JNK Heaters Co., Ltd.	1,439	8,318
	Kangnam Jevisco Co., Ltd.	364	10,022

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kangwon Land, Inc.	12,533	$281,839
	KAON Media Co., Ltd.	3,402	52,388
	KC Co., Ltd.	2,037	44,530
	KC Tech Co., Ltd.	1,176	29,256
	KCC Corp.	833	257,582
	KCC Glass Corp.	902	58,389
	KCTC	3,354	22,746
	KEPCO Plant Service & Engineering Co., Ltd.	3,208	118,962
	KG Chemical Corp.	871	29,157
	Kginicis Co., Ltd.	1,969	37,023
	KGMobilians Co., Ltd.	3,097	28,306
	KISCO Corp.	2,292	18,914
	KISCO Holdings Co., Ltd.	1,802	32,908
	KISWIRE, Ltd.	1,557	33,751
	KIWOOM Securities Co., Ltd.	2,367	243,164
	Kolmar Korea Holdings Co., Ltd.	1,725	43,547
	Kolon Corp.	1,235	32,884
	Kolon Global Corp.	1,794	37,866
	Kolon Industries, Inc.	2,959	208,409
	Korea Alcohol Industrial Co., Ltd.	1,839	22,172
	Korea Asset In Trust Co., Ltd.	6,413	25,370
	Korea Cast Iron Pipe Industries Co., Ltd.	1,394	12,371
*	Korea Circuit Co., Ltd.	2,410	31,878
	Korea Electric Terminal Co., Ltd.	1,101	90,695
*	Korea Information & Communications Co., Ltd.	1,765	15,176
	Korea Investment Holdings Co., Ltd.	6,698	559,658
*	Korea Line Corp.	27,137	73,183
	Korea Petrochemical Ind Co., Ltd.	559	123,917
	Korea Real Estate Investment & Trust Co., Ltd.	35,976	68,892
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,944	675,354
	Korea Zinc Co., Ltd.	1,072	510,362
*	Korean Air Lines Co., Ltd.	22,802	591,771
	Korean Reinsurance Co.	20,506	169,950
	Kortek Corp.	2,426	21,729
	KPX Chemical Co., Ltd.	249	13,865
	KSS LINE, Ltd.	1,857	19,073
	KT Skylife Co., Ltd.	3,494	33,178
	KT Submarine Co., Ltd.	3,260	20,451
	KTB Investment & Securities Co., Ltd.	10,955	72,050
	Kukbo Design Co., Ltd.	874	17,071
	Kukdo Chemical Co., Ltd.	754	62,284
	Kukdong Corp.	2,790	8,580
#	Kumho Petrochemical Co., Ltd.	3,554	629,576
*	Kumho Tire Co., Inc.	19,446	113,165
	KUMHOE&C Co., Ltd.	2,973	32,360
	Kumkang Kind Co., Ltd.	1,937	14,068
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	49,602
	Kyeryong Construction Industrial Co., Ltd.	1,207	34,386
	Kyobo Securities Co., Ltd.	3,914	29,099
	Kyung Dong Navien Co., Ltd.	1,037	66,428
	Kyungbang Co., Ltd.	1,871	22,137
	Kyungdong Pharm Co., Ltd.	2,282	20,666
	Kyung-In Synthetic Corp.	5,504	32,620
	Leadcorp, Inc. (The)	2,739	21,894
	LF Corp.	3,721	59,698
#*	LG Display Co., Ltd.	38,277	735,460
	LG HelloVision Co., Ltd.	3,508	22,203
	LG Innotek Co., Ltd.	2,881	569,468
	LG Uplus Corp.	38,049	481,852

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LIG Nex1 Co., Ltd.	1,247	$46,512
*	Lock & Lock Co., Ltd.	2,766	31,878
	LOT Vacuum Co., Ltd.	3,140	46,666
	Lotte Chemical Corp.	2,570	579,908
	Lotte Chilsung Beverage Co., Ltd.	706	88,981
	Lotte Confectionery Co., Ltd.	349	43,074
	Lotte Corp.	4,752	156,014
*	Lotte Data Communication Co.	385	13,787
	LOTTE Fine Chemical Co., Ltd.	4,078	257,327
	Lotte Food Co., Ltd.	74	28,191
	LOTTE Himart Co., Ltd.	1,797	55,752
*	Lotte Non-Life Insurance Co., Ltd.	14,792	23,819
	Lotte Shopping Co., Ltd.	1,838	171,982
	LS Corp.	2,826	178,843
	LS Electric Co., Ltd.	3,075	173,838
*	Lumens Co., Ltd.	10,766	12,556
*	LVMC Holdings	5,340	16,103
	LX Hausys, Ltd.	1,658	144,091
	LX International Corp.	7,648	205,743
	LX Semicon Co., Ltd.	1,333	139,141
	Maeil Dairies Co., Ltd.	624	41,594
*	Mando Corp.	5,160	277,396
	MegaStudy Co., Ltd.	1,207	14,560
	Meritz Financial Group, Inc.	8,409	183,752
	Meritz Fire & Marine Insurance Co., Ltd.	6,987	155,105
	Meritz Securities Co., Ltd.	50,372	215,272
	Minwise Co., Ltd.	1,657	29,731
	Mirae Asset Life Insurance Co., Ltd.	14,911	52,908
	Mirae Asset Securities Co., Ltd.	45,301	352,400
	MK Electron Co., Ltd.	4,052	72,361
*	Mobase Electronics Co., Ltd.	6,942	13,958
	Moorim P&P Co., Ltd.	4,758	20,763
	Motonic Corp.	2,838	27,598
	Muhak Co., Ltd.	3,935	27,939
	Namhae Chemical Corp.	2,744	30,111
	Namyang Dairy Products Co., Ltd.	48	25,222
*	NDFOS Co., Ltd.	1,261	11,342
*	Neowiz	2,725	61,606
*	Neowiz Holdings Corp.	699	17,577
	Nexen Corp.	3,941	17,492
	Nexen Tire Corp.	6,381	51,463
	NH Investment & Securities Co., Ltd.	27,356	302,555
*	NHN Corp.	1,523	102,261
	NICE Holdings Co., Ltd.	4,498	72,995
	Nice Information & Telecommunication, Inc.	1,071	31,575
	NICE Total Cash Management Co., Ltd.	3,128	20,061
	Nong Shim Holdings Co., Ltd.	465	32,107
	Nong Woo Bio Co., Ltd.	979	11,965
	NongShim Co., Ltd.	597	170,718
	NPC	2,647	13,355
	NS Shopping Co., Ltd.	2,986	31,683
#*	OCI Co., Ltd.	3,386	335,949
*	OPTRON-TEC, Inc.	2,558	19,119
	Orion Holdings Corp.	4,507	65,858
*	Osung Advanced Materials Co., Ltd.	7,149	20,444
	Ottogi Corp.	226	105,860
	Paik Kwang Industrial Co., Ltd.	4,913	29,959
	Pan Ocean Co., Ltd.	45,141	296,821
#*	Paradise Co., Ltd.	10,766	157,073

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Partron Co., Ltd.	8,571	$76,208
	Poongsan Corp.	4,502	150,906
	Poongsan Holdings Corp.	918	22,370
	POSCO Coated & Color Steel Co., Ltd.	326	19,719
	Posco International Corp.	8,676	195,382
*	Power Logics Co., Ltd.	3,502	26,549
	Protec Co., Ltd.	413	9,861
	Pulmuone Co., Ltd.	2,609	44,054
	Pungkuk Alcohol Industry Co., Ltd.	569	9,387
	Pyeong Hwa Automotive Co., Ltd.	1,125	10,690
*	RFTech Co., Ltd.	3,243	19,906
	S Net Systems, Inc.	1,559	10,200
	Sajo Industries Co., Ltd.	276	16,632
	Sajodaerim Corp.	1,147	26,777
*	Sajodongaone Co., Ltd.	16,983	22,166
	Sam Young Electronics Co., Ltd.	2,074	23,817
	Sam Yung Trading Co., Ltd.	2,591	36,711
	Sambo Corrugated Board Co., Ltd.	728	10,188
	Samho Development Co., Ltd.	4,766	25,332
	SAMHWA Paints Industrial Co., Ltd.	2,475	24,337
	Samick Musical Instruments Co., Ltd.	8,299	13,636
	Samick THK Co., Ltd.	1,192	13,895
	Samji Electronics Co., Ltd.	1,682	19,565
	Samjin LND Co., Ltd.	5,625	18,154
	Samjin Pharmaceutical Co., Ltd.	1,495	34,936
*	Sammok S-Form Co., Ltd.	2,023	26,408
	SAMPYO Cement Co., Ltd.	9,240	45,185
	Samsung Card Co., Ltd.	7,024	213,907
*	Samsung Engineering Co., Ltd.	12,223	248,480
	Samsung Fire & Marine Insurance Co., Ltd.	4,347	810,924
*	Samsung Heavy Industries Co., Ltd.	92,145	523,911
	Samsung Securities Co., Ltd.	12,936	498,376
	SAMT Co., Ltd.	12,775	46,899
	Samyang Corp.	593	32,832
	Samyang Foods Co., Ltd.	255	20,354
	Samyang Holdings Corp.	509	48,203
	Samyang Tongsang Co., Ltd.	146	9,882
*	Sangsangin Co., Ltd.	7,820	52,882
*	SBW	39,024	27,589
*	SDN Co., Ltd.	4,192	11,042
	Seah Besteel Corp.	2,148	58,670
	SeAH Steel Holdings Corp.	193	13,135
	Sebang Co., Ltd.	1,020	11,772
	Sebang Global Battery Co., Ltd.	1,376	104,680
	Sejong Industrial Co., Ltd.	1,602	13,518
*	Sejong Telecom, Inc.	60,354	36,217
	Seobu T&D	3,755	28,613
	Seohan Co., Ltd.	19,101	34,985
	Seoul Semiconductor Co., Ltd.	8,308	133,212
	Seoyon Co., Ltd.	3,230	46,271
	Seoyon E-Hwa Co., Ltd.	2,302	16,003
*	Sewon E&C Co., Ltd.	25,762	23,419
	SFA Engineering Corp.	2,968	105,007
*	SG Global Co., Ltd.	4,940	13,304
	SGC e Tec E&C Co., Ltd.	250	16,106
	Shindaeyang Paper Co., Ltd.	369	31,101
	Shinsegae Engineering & Construction Co., Ltd.	257	10,020
	Shinsegae Food Co., Ltd.	418	35,559
	Shinsegae Information & Communication Co., Ltd.	99	16,885

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae, Inc.	1,280	$296,417
*	Shinsung Tongsang Co., Ltd.	18,293	63,577
	Shinwha Intertek Corp.	3,331	10,789
*	Shinwon Corp.	17,889	35,601
	Shinyoung Securities Co., Ltd.	785	43,946
	Silla Co., Ltd.	770	8,531
*	Sindoh Co., Ltd.	1,082	30,087
	Sinil Pharm Co., Ltd.	830	11,746
	SK Chemicals Co., Ltd.	1,187	244,929
	SK D&D Co., Ltd.	2,069	66,551
	SK Discovery Co., Ltd.	2,070	87,870
	SK Gas, Ltd.	308	31,249
	SK Networks Co., Ltd.	24,348	131,202
*	SK Rent A Car Co., Ltd.	2,451	31,798
	SK Securities Co., Ltd.	69,495	58,902
	SL Corp.	3,275	94,193
*	SM Culture & Contents Co., Ltd.	11,810	38,903
*	S-MAC Co., Ltd.	36,548	42,507
	SNT Holdings Co., Ltd.	951	17,125
	SNT Motiv Co., Ltd.	1,479	79,064
*	Solborn, Inc.	2,423	14,659
	Songwon Industrial Co., Ltd.	2,633	44,271
*	Soulbrain Holdings Co., Ltd.	1,012	33,397
	SPG Co., Ltd.	3,032	32,745
	Spigen Korea Co., Ltd.	593	27,891
	Ssangyong C&E Co., Ltd.	25,198	174,659
	Suheung Co., Ltd.	469	22,412
	Sun Kwang Co., Ltd.	393	16,555
*	SundayToz Corp.	975	19,265
	Sung Kwang Bend Co., Ltd.	2,934	24,941
*	Sungchang Enterprise Holdings, Ltd.	12,418	32,544
	Sungshin Cement Co., Ltd.	4,536	46,025
	Sungwoo Hitech Co., Ltd.	8,732	50,073
	Sunjin Co., Ltd.	2,612	35,639
	Systems Technology, Inc.	1,835	27,313
	Tae Kyung Industrial Co., Ltd.	3,102	18,132
	Taekwang Industrial Co., Ltd.	57	55,621
*	Taewoong Co., Ltd.	957	7,800
	Taeyoung Engineering & Construction Co., Ltd.	4,504	48,044
*	Taihan Textile Co., Ltd.	263	10,064
*	Theragen Etex Co., Ltd.	4,144	29,602
	TK Corp.	6,300	68,814
	Tongyang Life Insurance Co., Ltd.	5,937	27,686
	Tongyang, Inc.	19,744	34,804
*	Top Engineering Co., Ltd.	3,288	24,347
	Toptec Co., Ltd.	3,288	32,368
*	Tovis Co., Ltd.	1,651	11,085
	TS Corp.	6,440	17,465
*	TY Holdings Co., Ltd.	4,343	120,649
	Uju Electronics Co., Ltd.	1,365	33,102
	Uni-Chem Co., Ltd.	9,060	12,961
*	Unick Corp.	1,421	9,459
	Unid Co., Ltd.	1,085	111,435
	Uniquest Corp.	2,686	25,733
	Value Added Technology Co., Ltd.	1,095	34,302
	Vitzro Tech Co., Ltd.	2,134	19,320
	Whanin Pharmaceutical Co., Ltd.	1,750	32,590
	WiSoL Co., Ltd.	5,751	64,378
*	Wonik Holdings Co., Ltd.	8,665	46,147

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co., Ltd.	1,147	$34,375
*	Wooree Bio Co., Ltd.	2,856	13,090
	Woori Financial Capital Co., Ltd.	1,662	16,625
	Woori Financial Group, Inc.	93,163	878,380
	Woori Investment Bank Co., Ltd.	53,517	45,698
	Woorison F&G Co., Ltd.	17,338	38,940
	Woory Industrial Co., Ltd.	1,104	21,689
*	Woowon Development Co., Ltd.	1,769	11,436
	Y G-1 Co., Ltd.	2,283	18,378
*	Y-entec Co., Ltd.	2,370	30,117
	Youlchon Chemical Co., Ltd.	2,606	48,102
	Young Poong Corp.	78	46,469
	Youngone Corp.	4,082	141,435
	Youngone Holdings Co., Ltd.	1,334	53,630
	Yuanta Securities Korea Co., Ltd.	17,353	67,488
TOTAL SOUTH KOREA			41,397,734
TAIWAN — (17.8%)
	Ability Enterprise Co., Ltd.	66,000	37,146
	AcBel Polytech, Inc.	83,000	80,292
#	Acer, Inc.	351,000	342,651
	ACES Electronic Co., Ltd.	27,000	53,462
	Advanced International Multitech Co., Ltd.	26,000	70,110
*	Advanced Optoelectronic Technology, Inc.	34,000	37,364
	Advancetek Enterprise Co., Ltd.	31,000	20,685
	Aerospace Industrial Development Corp.	74,000	78,923
*	AGV Products Corp.	171,000	65,625
	Allis Electric Co., Ltd.	37,800	35,948
	Alltek Technology Corp.	21,000	23,038
	Alpha Networks, Inc.	63,773	64,369
	Altek Corp.	59,000	85,390
*	Ambassador Hotel (The)	63,000	63,628
	AMPOC Far-East Co., Ltd.	19,000	26,473
*	AmTRAN Technology Co., Ltd.	158,000	96,929
	Apacer Technology, Inc.	35,000	58,658
	APCB, Inc.	17,000	13,153
	Apex Biotechnology Corp.	13,000	11,136
	Apex International Co., Ltd.	28,000	57,972
	Arcadyan Technology Corp.	31,000	108,297
	Ardentec Corp.	43,000	91,340
#	Asia Cement Corp.	340,000	631,138
	Asia Optical Co., Inc.	27,000	83,153
*	Asia Pacific Telecom Co., Ltd.	381,060	109,711
	Asia Polymer Corp.	82,100	104,529
	Asia Tech Image, Inc.	18,000	35,837
	AU Optronics Corp.	984,000	729,377
	Audix Corp.	23,000	44,984
	AVY Precision Technology, Inc.	48,965	46,677
	Bank of Kaohsiung Co., Ltd.	116,594	47,180
	Basso Industry Corp.	30,000	53,020
	BenQ Materials Corp.	53,000	78,259
	BES Engineering Corp.	146,000	45,578
*	Brighton-Best International Taiwan, Inc.	85,000	122,979
	Capital Futures Corp.	17,000	24,188
	Capital Securities Corp.	425,000	243,817
	Career Technology MFG. Co., Ltd.	60,180	63,288
	Catcher Technology Co., Ltd.	86,000	570,087
	Cathay Real Estate Development Co., Ltd.	130,000	97,225
	Celxpert Energy Corp.	10,000	16,927

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Central Reinsurance Co., Ltd.	34,000	$36,644
	Chang Hwa Commercial Bank, Ltd.	779,000	461,645
	CHC Healthcare Group	13,000	16,259
	Chen Full International Co., Ltd.	12,000	16,841
	Cheng Loong Corp.	166,000	250,541
*	Cheng Mei Materials Technology Corp.	78,000	36,639
	Cheng Shin Rubber Industry Co., Ltd.	267,000	412,651
	Cheng Uei Precision Industry Co., Ltd.	74,000	107,217
	Chia Chang Co., Ltd.	17,000	30,533
	Chia Hsin Cement Corp.	111,000	89,406
	Chilisin Electronics Corp.	33,000	126,999
*	China Airlines, Ltd.	476,000	294,140
	China Bills Finance Corp.	133,000	80,659
	China Chemical & Pharmaceutical Co., Ltd.	71,000	59,846
	China Development Financial Holding Corp.	1,938,000	979,607
	China Electric Manufacturing Corp.	91,440	36,565
	China General Plastics Corp.	82,992	118,062
	China Life Insurance Co., Ltd.	160,432	151,293
*	China Man-Made Fiber Corp.	268,185	104,424
	China Metal Products	64,000	76,030
	China Motor Corp.	53,200	126,394
	China Petrochemical Development Corp.	776,700	366,566
	China Wire & Cable Co., Ltd.	15,000	15,502
	Chinese Maritime Transport, Ltd.	20,000	42,437
	Chin-Poon Industrial Co., Ltd.	104,000	120,240
	Chipbond Technology Corp.	138,000	370,873
	ChipMOS Techinologies, Inc.	86,000	164,813
	Chong Hong Construction Co., Ltd.	22,000	63,156
	Chun Yuan Steel Industry Co., Ltd.	73,000	75,138
*	Chung Hwa Pulp Corp.	48,000	43,918
	Clevo Co.	73,000	77,590
	CMC Magnetics Corp.	208,869	73,284
	Compal Electronics, Inc.	981,000	758,830
	Compeq Manufacturing Co., Ltd.	143,000	219,687
	Concord Securities Co., Ltd.	119,510	68,954
	Continental Holdings Corp.	60,000	51,438
	Contrel Technology Co., Ltd.	61,000	45,469
	Coretronic Corp.	87,000	171,749
	CTCI Corp.	94,000	128,707
	Cyberlink Corp.	3,000	8,357
	CyberPower Systems, Inc.	9,000	25,834
	CyberTAN Technology, Inc.	61,000	42,638
	DA CIN Construction Co., Ltd.	60,000	64,440
	Dafeng TV, Ltd.	9,000	14,149
	Da-Li Development Co., Ltd.	28,949	32,287
	Darfon Electronics Corp.	37,000	62,403
*	Darwin Precisions Corp.	76,000	36,305
	De Licacy Industrial Co., Ltd.	79,000	50,233
	Depo Auto Parts Ind Co., Ltd.	13,000	28,475
	D-Link Corp.	112,000	77,810
*	Dynamic Electronics Co., Ltd.	39,701	31,397
	Dynapack International Technology Corp.	25,000	90,988
	Eastern Media International Corp.	71,000	117,902
	Edom Technology Co., Ltd.	19,000	25,076
*	Elitegroup Computer Systems Co., Ltd.	59,000	45,726
	Emerging Display Technologies Corp.	48,000	32,304
*	Ennostar, Inc.	79,975	235,404
	EnTie Commercial Bank Co., Ltd.	127,000	75,470
#	Eson Precision Ind. Co., Ltd.	20,000	47,857

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eternal Materials Co., Ltd.	184,000	$255,641
	Eva Airways Corp.	544,041	355,463
*	Everest Textile Co., Ltd.	33,160	14,021
	Evergreen International Storage & Transport Corp.	87,000	100,471
	Everlight Chemical Industrial Corp.	92,000	64,276
	Everlight Electronics Co., Ltd.	102,000	229,295
	Excelsior Medical Co., Ltd.	24,912	49,898
	Far Eastern Department Stores, Ltd.	213,000	173,821
	Far Eastern International Bank	514,556	198,034
	Far Eastern New Century Corp.	440,000	466,276
	Farglory F T Z Investment Holding Co., Ltd.	12,000	15,963
	Farglory Land Development Co., Ltd.	52,000	104,224
*	Federal Corp.	42,000	43,244
	Feng Hsin Steel Co., Ltd.	59,000	172,220
	First Hotel	28,000	14,452
	First Insurance Co., Ltd. (The)	27,000	12,603
	First Steamship Co., Ltd.	97,010	59,063
*	FIT Holding Co., Ltd.	18,000	23,246
	FLEXium Interconnect, Inc.	46,000	214,772
	Formosa Advanced Technologies Co., Ltd.	29,000	42,996
*	Formosa Laboratories, Inc.	10,704	26,152
	Formosa Taffeta Co., Ltd.	186,000	216,702
	Formosan Rubber Group, Inc.	69,000	59,053
	Formosan Union Chemical	70,400	52,533
	Foxconn Technology Co., Ltd.	202,000	446,830
	FSP Technology, Inc.	18,000	26,571
	Fulgent Sun International Holding Co., Ltd.	10,000	33,240
	Fullerton Technology Co., Ltd.	18,000	11,527
*	Fulltech Fiber Glass Corp.	62,620	43,939
	Fwusow Industry Co., Ltd.	20,000	16,041
#	G Shank Enterprise Co., Ltd.	44,000	86,463
	Gamania Digital Entertainment Co., Ltd.	5,000	11,414
	GCS Holdings, Inc.	25,000	43,093
	Gemtek Technology Corp.	74,000	87,131
	General Interface Solution Holding, Ltd.	54,000	226,045
	General Plastic Industrial Co., Ltd.	14,000	12,473
	Giantplus Technology Co., Ltd.	35,000	16,673
	Ginko International Co., Ltd.	13,650	110,624
	Global Brands Manufacture, Ltd.	81,000	103,245
	Globe Union Industrial Corp.	44,000	27,178
	Gloria Material Technology Corp.	107,000	104,427
	Goldsun Building Materials Co., Ltd.	109,543	89,078
*	Grand Pacific Petrochemical	219,000	228,937
	Great China Metal Industry	26,000	26,436
	Greatek Electronics, Inc.	61,000	208,377
	GTM Holdings Corp.	24,000	21,525
	Hannstar Board Corp.	66,132	112,422
#*	HannStar Display Corp.	449,000	306,493
	HannsTouch Solution, Inc.	130,194	62,920
	Hey Song Corp.	69,000	88,624
	Highwealth Construction Corp.	115,000	201,989
	Hiroca Holdings, Ltd.	10,000	23,863
	Hitron Technology, Inc.	13,000	9,441
*	Ho Tung Chemical Corp.	176,000	70,903
	Holy Stone Enterprise Co., Ltd.	5,000	22,430
	Hong Pu Real Estate Development Co., Ltd.	35,000	27,234
	Hong TAI Electric Industrial	58,000	48,804
	Hong YI Fiber Industry Co.	19,000	17,494
	Horizon Securities Co., Ltd.	23,000	18,519

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hotai Finance Co., Ltd.	18,000	$55,442
	Hsing TA Cement Co.	29,000	26,371
*	HTC Corp.	73,000	102,834
	HUA ENG Wire & Cable Co., Ltd.	37,000	33,597
	Hua Yu Lien Development Co., Ltd.	12,000	17,565
	Huaku Development Co., Ltd.	44,000	133,782
	Huang Hsiang Construction Corp.	15,000	23,193
	Hung Ching Development & Construction Co., Ltd.	13,000	12,174
	Hung Sheng Construction, Ltd.	87,680	65,428
*	Hwa Fong Rubber Industrial Co., Ltd.	63,880	41,619
	Ibase Technology, Inc.	29,000	40,787
	IBF Financial Holdings Co., Ltd.	323,364	190,394
	Ichia Technologies, Inc.	27,000	18,258
	IEI Integration Corp.	29,600	55,996
	Infortrend Technology, Inc.	21,000	13,816
	Innolux Corp.	1,085,000	728,203
	Inpaq Technology Co., Ltd.	19,000	45,741
	Integrated Service Technology, Inc.	19,000	34,520
	International CSRC Investment Holdings Co.	171,600	164,876
	Inventec Corp.	547,000	459,606
	Iron Force Industrial Co., Ltd.	6,000	15,586
	I-Sheng Electric Wire & Cable Co., Ltd.	18,000	29,133
	Jarllytec Co., Ltd.	10,000	24,784
	Jess-Link Products Co., Ltd.	13,000	16,989
	K Laser Technology, Inc.	27,000	21,508
#	Kaimei Electronic Corp.	28,000	103,157
	KEE TAI Properties Co., Ltd.	49,000	18,599
	Kenda Rubber Industrial Co., Ltd.	126,880	172,975
	Kerry TJ Logistics Co., Ltd.	13,000	25,582
	Kindom Development Co., Ltd.	69,000	106,434
	King Yuan Electronics Co., Ltd.	173,000	288,396
	King's Town Bank Co., Ltd.	197,000	284,822
*	King's Town Construction Co., Ltd.	24,000	30,517
	Kinpo Electronics	244,000	112,131
	Kinsus Interconnect Technology Corp.	7,000	46,355
*	Kung Sing Engineering Corp.	69,000	24,016
	Kuo Toong International Co., Ltd.	29,399	25,693
	Kuo Yang Construction Co., Ltd.	11,000	11,609
	Kwong Lung Enterprise Co., Ltd.	23,000	36,095
	L&K Engineering Co., Ltd.	30,000	33,545
	Lanner Electronics, Inc.	5,000	10,510
*	Lealea Enterprise Co., Ltd.	174,000	73,581
	LEE CHI Enterprises Co., Ltd.	19,000	21,706
	Lelon Electronics Corp.	8,000	20,725
	Li Cheng Enterprise Co., Ltd.	20,367	16,309
*	Li Peng Enterprise Co., Ltd.	119,000	48,543
	Lida Holdings, Ltd.	18,000	19,353
	Lien Hwa Industrial Holdings Corp.	105,440	198,040
*	Lingsen Precision Industries, Ltd.	107,000	102,712
	Lite-On Technology Corp.	420,000	965,341
*	Long Bon International Co., Ltd.	44,000	29,332
	Long Da Construction & Development Corp.	66,000	52,504
	Longchen Paper & Packaging Co., Ltd.	136,527	138,543
	Lumax International Corp., Ltd.	22,000	54,007
	Lung Yen Life Service Corp.	33,000	57,179
	Macronix International Co., Ltd.	170,000	254,058
	Mayer Steel Pipe Corp.	30,000	38,317
	Mercuries & Associates Holding, Ltd.	103,400	86,064
*	Mercuries Life Insurance Co., Ltd.	309,480	102,313

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Merry Electronics Co., Ltd.	18,000	$71,740
	Mirle Automation Corp.	38,000	60,828
	Mitac Holdings Corp.	125,944	128,283
	MOSA Industrial Corp.	7,000	12,317
	Nan Pao Resins Chemical Co., Ltd.	6,000	32,214
	Netronix, Inc.	13,000	29,126
	Nexcom International Co., Ltd.	16,000	13,170
*	Nien Hsing Textile Co., Ltd.	13,000	10,794
	Nishoku Technology, Inc.	5,000	18,807
	O-Bank Co., Ltd.	299,909	75,313
*	Ocean Plastics Co., Ltd.	24,000	31,149
	OptoTech Corp.	60,350	69,178
	Orient Semiconductor Electronics, Ltd.	82,709	80,338
*	Oriental Union Chemical Corp.	99,000	79,556
	Pacific Construction Co.	32,000	11,311
	Pacific Hospital Supply Co., Ltd.	8,000	20,313
	Pan German Universal Motors, Ltd.	1,000	8,061
	Pan-International Industrial Corp.	97,000	145,985
	Pegatron Corp.	243,000	585,823
*	Pharmally International Holding Co., Ltd.	7,000	2,656
	Plastron Precision Co., Ltd.	17,000	7,974
	Pou Chen Corp.	514,000	650,096
	Powertech Technology, Inc.	56,000	221,913
	President Securities Corp.	126,480	122,447
	Primax Electronics, Ltd.	32,000	70,565
	Prince Housing & Development Corp.	218,000	93,287
	Promate Electronic Co., Ltd.	41,000	61,999
	Qisda Corp.	317,000	335,818
	QST International Corp.	15,000	34,434
	Qualipoly Chemical Corp.	15,000	18,920
	Quang Viet Enterprise Co., Ltd.	5,000	20,758
	Quanta Storage, Inc.	33,000	44,785
	Radiant Opto-Electronics Corp.	53,000	200,398
	Radium Life Tech Co., Ltd.	169,320	67,970
	Rechi Precision Co., Ltd.	61,000	44,132
	Rich Development Co., Ltd.	145,000	48,768
*	Ritek Corp.	183,121	62,620
*	Roo Hsing Co., Ltd.	117,000	37,068
	Ruentex Development Co., Ltd.	204,000	456,179
	Ruentex Industries, Ltd.	51,000	179,025
	Sampo Corp.	43,200	46,809
	San Fang Chemical Industry Co., Ltd.	20,000	16,792
	San Far Property, Ltd.	25,974	14,214
	Sanyang Motor Co., Ltd.	89,000	91,691
	ScinoPharm Taiwan, Ltd.	33,000	30,483
	Senao International Co., Ltd.	10,000	11,412
	Sesoda Corp.	18,144	22,033
	Shanghai Commercial & Savings Bank, Ltd. (The)	83,000	124,157
	Shan-Loong Transportation Co., Ltd.	14,000	17,868
	Shihlin Electric & Engineering Corp.	64,000	122,504
	Shin Kong Financial Holding Co., Ltd.	1,821,137	597,902
	Shin Zu Shing Co., Ltd.	20,000	76,730
*	Shining Building Business Co., Ltd.	68,330	28,892
	Shinkong Insurance Co., Ltd.	38,000	56,579
	Shinkong Synthetic Fibers Corp.	285,000	209,903
*	Shuttle, Inc.	55,000	23,297
	Sigurd Microelectronics Corp.	85,726	197,264
	Sincere Navigation Corp.	48,410	66,638
	Sinher Technology, Inc.	8,000	12,953

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sinon Corp.	105,000	$86,444
	SinoPac Financial Holdings Co., Ltd.	1,542,000	776,285
	Sinyi Realty, Inc.	29,000	31,394
	Sirtec International Co., Ltd.	16,000	15,688
	Siward Crystal Technology Co., Ltd.	28,000	37,633
	Soft-World International Corp.	8,000	29,735
	Solomon Technology Corp.	48,000	31,382
	Sunrex Technology Corp.	11,000	21,825
	Sunspring Metal Corp.	12,000	13,277
	Supreme Electronics Co., Ltd.	69,657	110,637
	Sweeten Real Estate Development Co., Ltd.	16,632	14,878
	Syncmold Enterprise Corp.	17,000	49,996
	Synmosa Biopharma Corp.	11,000	9,954
	Synnex Technology International Corp.	296,000	562,202
	Systex Corp.	17,000	53,286
	TA Chen Stainless Pipe	176,841	330,596
	Ta Ya Electric Wire & Cable	115,440	112,852
	Tah Hsin Industrial Corp.	8,000	19,764
	TA-I Technology Co., Ltd.	13,000	31,906
	Taichung Commercial Bank Co., Ltd.	469,436	199,914
	Taiflex Scientific Co., Ltd.	39,000	77,770
	Tainan Enterprises Co., Ltd.	18,000	11,599
	Tainan Spinning Co., Ltd.	244,000	212,065
	Taishin Financial Holding Co., Ltd.	1,754,374	1,064,583
	Taisun Enterprise Co., Ltd.	12,000	12,468
#	Taiwan Business Bank	1,287,080	436,782
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,390	23,417
	Taiwan Cogeneration Corp.	61,000	83,695
	Taiwan Fertilizer Co., Ltd.	172,000	368,644
	Taiwan Fire & Marine Insurance Co., Ltd.	54,000	37,881
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	59,934
	Taiwan Glass Industry Corp.	194,000	266,236
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	162,219
*	Taiwan Land Development Corp.	217,000	49,230
	Taiwan Navigation Co., Ltd.	32,000	51,049
	Taiwan PCB Techvest Co., Ltd.	53,000	88,212
	Taiwan Sanyo Electric Co., Ltd.	12,000	14,656
	Taiwan Shin Kong Security Co., Ltd.	51,510	72,870
	Taiwan Styrene Monomer	64,000	44,813
*	Taiwan TEA Corp.	133,000	98,309
	Taiyen Biotech Co., Ltd.	15,000	17,218
*	Tatung Co., Ltd.	291,000	272,268
	Te Chang Construction Co., Ltd.	13,000	13,359
	Teco Electric and Machinery Co., Ltd.	399,000	444,051
	Test-Rite International Co., Ltd.	46,000	41,449
	Thye Ming Industrial Co., Ltd.	28,000	41,756
*	Ton Yi Industrial Corp.	154,000	82,079
	Tong Yang Industry Co., Ltd.	87,000	113,643
*	Tong-Tai Machine & Tool Co., Ltd.	18,000	11,448
	Topco Technologies Corp.	6,000	16,399
	Topoint Technology Co., Ltd.	17,000	28,410
	Toung Loong Textile Manufacturing	37,000	55,038
	TPK Holding Co., Ltd.	81,000	124,619
	Transcend Information, Inc.	39,000	97,846
	Tripod Technology Corp.	56,000	240,800
	TSRC Corp.	124,000	134,828
	Tung Ho Steel Enterprise Corp.	170,000	284,517
	TURVO International Co., Ltd.	14,000	64,610
	TYC Brother Industrial Co., Ltd.	38,000	29,634

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tyntek Corp.	60,000	$55,985
	U-Ming Marine Transport Corp.	105,000	235,753
*	Union Bank Of Taiwan	271,566	117,501
	Unitech Computer Co., Ltd.	19,000	20,143
	Unitech Printed Circuit Board Corp.	134,000	100,124
	United Orthopedic Corp.	10,000	12,214
	Unity Opto Technology Co., Ltd.	46,000	1,271
	Universal Cement Corp.	68,000	55,799
*	Unizyx Holding Corp.	68,000	66,616
	UPC Technology Corp.	149,316	142,212
#	USI Corp.	169,000	198,679
	Utechzone Co., Ltd.	8,000	17,134
	Ve Wong Corp.	24,000	28,991
	Wah Lee Industrial Corp.	33,000	105,011
	Walsin Lihwa Corp.	409,000	418,860
*	Walton Advanced Engineering, Inc.	49,000	39,180
	Wei Chuan Foods Corp.	79,000	60,682
	Weikeng Industrial Co., Ltd.	69,946	60,161
	Well Shin Technology Co., Ltd.	9,000	16,371
	Winbond Electronics Corp.	697,000	859,711
#	Wisdom Marine Lines Co., Ltd.	96,221	269,300
	Wistron Corp.	629,000	625,491
	Wistron NeWeb Corp.	44,000	117,134
	WPG Holdings, Ltd.	194,000	379,253
	WT Microelectronics Co., Ltd.	92,000	204,801
	WUS Printed Circuit Co., Ltd.	28,350	30,414
	Xxentria Technology Materials Corp.	19,000	49,040
#	YC INOX Co., Ltd.	94,973	147,752
	Yea Shin International Development Co., Ltd.	36,000	26,737
	Yem Chio Co., Ltd.	56,700	34,733
	Yeong Guan Energy Technology Group Co., Ltd.	15,639	39,714
	YFY, Inc.	234,000	333,517
	Yi Jinn Industrial Co., Ltd.	23,000	14,843
*	Yieh Phui Enterprise Co., Ltd.	192,780	243,400
	YONGGU Group, Inc.	4,000	10,765
	Yonyu Plastics Co., Ltd.	12,000	14,697
	Youngtek Electronics Corp.	21,000	68,818
	Yuanta Futures Co., Ltd.	25,944	45,706
*	Yulon Motor Co., Ltd.	137,324	196,583
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	35,581
	Yungshin Construction & Development Co., Ltd.	22,000	40,582
	YungShin Global Holding Corp.	20,000	31,653
	Zeng Hsing Industrial Co., Ltd.	7,000	40,834
	Zenitron Corp.	27,000	27,074
	Zhen Ding Technology Holding, Ltd.	89,000	333,713
*	Zig Sheng Industrial Co., Ltd.	151,000	114,343
*	Zinwell Corp.	56,000	40,781
	ZongTai Real Estate Development Co., Ltd.	27,000	41,558
TOTAL TAIWAN			44,319,937
THAILAND — (2.2%)
	AAPICO Hitech PCL	68,970	44,067
	Advanced Information Technology PCL, Class F	26,600	17,400
	Alucon PCL	2,100	11,101
	Amata Corp. PCL	143,200	79,295
*	Ananda Development PCL	309,500	16,479
	AP Thailand PCL	293,300	70,497
	Asia Plus Group Holdings PCL	195,300	20,678
	Bangchak Corp. PCL	189,300	133,044

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Bangkok Airways PCL	83,900	$24,889
	Bangkok Commercial Asset Management PCL	210,000	105,423
	Bangkok Insurance PCL	12,500	102,305
	Bangkok Land PCL	1,828,300	57,851
	Bangkok Life Assurance PCL	79,400	61,602
	Banpu PCL	612,000	247,649
	Cal-Comp Electronics Thailand PCL, Class F	572,866	56,123
	CH Karnchang PCL	209,200	116,479
	CIMB Thai Bank PCL	129,100	2,907
*	Country Group Development PCL	1,002,600	16,167
	Dhipaya Insurance PCL	85,600	73,574
	Eastern Power Group PCL	112,400	18,125
	Eastern Water Resources Development and Management PCL, Class F	91,200	27,609
	Frasers Property Thailand PCL	22,285	7,526
	GFPT PCL	94,100	36,360
	Global Green Chemicals PCL, Class F	42,800	13,413
	Gunkul Engineering PCL	8,700	1,228
	Hana Microelectronics PCL	79,900	185,362
	ICC International PCL	9,300	8,878
	IRPC PCL	1,916,000	205,197
*	Italian-Thai Development PCL	664,700	40,447
*	Khon Kaen Sugar Industry PCL	125,300	13,190
	Kiatnakin Phatra Bank PCL	47,300	73,395
	Lalin Property PCL	79,100	19,975
	Land & Houses PCL	1,279,300	303,599
	LH Financial Group PCL	591,900	19,269
*	Loxley PCL	304,700	25,031
	LPN Development PCL	181,500	26,948
*	MBK PCL	143,416	54,980
	MCS Steel PCL	107,500	47,098
*	Minor International PCL	36,700	33,219
	Noble Development PCL	116,100	24,197
*	Nusasiri PCL	1,661,900	18,709
	Origin Property PCL, Class F	71,000	18,686
*	Platinum Group PCL (The), Class F	104,400	8,894
	Polyplex Thailand PCL	55,700	41,181
*	Power Solution Technologies PCL, Class F	87,880	6,150
	Praram 9 Hospital PCL	73,500	24,599
*	Precious Shipping PCL	15,800	11,201
	Property Perfect PCL	864,710	11,839
	Pruksa Holding PCL	134,700	51,638
	Quality Houses PCL	1,784,300	119,433
	Rojana Industrial Park PCL	217,500	44,999
	Saha Pathana Inter-Holding PCL	13,500	25,055
	Saha Pathanapibul PCL	16,100	28,656
	Saha-Union PCL	21,500	22,404
*	Samart Corp. PCL	89,100	18,705
	Sansiri PCL	1,986,600	70,718
	SC Asset Corp. PCL	297,500	26,973
	Siam City Cement PCL	12,989	63,824
	Siam Future Development PCL	205,140	72,401
	Siamgas & Petrochemicals PCL	137,400	45,149
*	Singha Estate PCL	555,700	31,786
	Sino-Thai Engineering & Construction PCL	207,400	76,984
	Somboon Advance Technology PCL	53,100	33,442
	SPCG PCL	74,000	39,175
	Sri Trang Agro-Industry PCL	143,900	165,276
*	Star Petroleum Refining PCL	215,300	55,025
*	STP & I PCL	174,900	21,498

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	300,700	$193,041
	Super Energy Corp. PCL	2,236,200	61,914
	Thai Rayon PCL	1,800	1,698
	Thai Rayon PCL	1,300	1,226
	Thai Reinsurance PCL	381,800	15,914
	Thai Stanley Electric PCL	4,800	24,535
	Thai Union Group PCL, Class F	623,500	421,136
	Thaicom PCL	118,200	38,120
	Thanachart Capital PCL	55,100	54,484
	Thitikorn PCL	28,100	7,566
	Thoresen Thai Agencies PCL	239,200	114,260
	TIPCO Foods PCL	88,100	25,866
	Tisco Financial Group PCL	33,500	89,693
	TKS Technologies PCL	47,500	13,368
	TMBThanachart Bank PCL	3,975,313	117,321
	TMT Steel PCL	57,900	17,969
	TPI Polene PCL	1,283,800	65,230
	TPI Polene Power PCL	430,300	57,605
	True Corp. PCL	2,354,500	230,668
*	U City PCL, Class F	1,041,600	28,839
*	Unique Engineering & Construction PCL	70,300	13,047
	Univanich Palm Oil PCL	72,000	14,239
	Univentures PCL	246,400	28,638
*	Vanachai Group PCL	154,600	37,630
	Vinythai PCL	48,600	55,450
	WHA Corp. PCL	1,213,300	112,960
	Workpoint Entertainment PCL	22,300	13,027
TOTAL THAILAND			5,452,420
TURKEY — (0.7%)
	Aksa Akrilik Kimya Sanayii A.S.	22,276	43,131
*	Aksa Enerji Uretim A.S., Class B	34,262	51,800
	Aksigorta A.S.	10,457	9,919
	Alarko Holding A.S.	45,997	51,524
*	Albaraka Turk Katilim Bankasi A.S.	217,318	38,736
	Anadolu Anonim Turk Sigorta Sirketi	23,246	18,057
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,190	98,067
	Arcelik A.S.	10,445	40,919
	Aygaz A.S.	11,967	20,612
*	Bera Holding A.S.	52,637	69,115
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	8,144	24,799
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	28,449
	Coca-Cola Icecek A.S.	11,723	117,899
	Dogan Sirketler Grubu Holding A.S.	143,300	44,538
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	15,601
#*	Global Yatirim Holding A.S.	33,214	12,115
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	23,090
*	GSD Holding A.S.	115,760	25,077
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	18,922	26,197
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	74,160	62,842
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	144,418	134,543
*	Kordsa Teknik Tekstil A.S.	8,668	24,046
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	15,219	24,501
*	NET Holding A.S.	83,578	39,306
*	Pegasus Hava Tasimaciligi A.S.	3,703	30,995
*	Petkim Petrokimya Holding A.S.	129,428	87,178
#*	Sekerbank Turk A.S.	259,133	31,926
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	26,314	26,278
*	TAV Havalimanlari Holding A.S.	28,012	74,970

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Tekfen Holding A.S.	23,551	$39,744
*	Turk Hava Yollari AO	17,934	27,069
#*	Turkiye Halk Bankasi A.S.	131,320	71,580
#	Turkiye Sinai Kalkinma Bankasi A.S.	279,313	41,560
	Turkiye Sise ve Cam Fabrikalari A.S.	52,390	47,192
*	Turkiye Vakiflar Bankasi TAO, Class D	50,594	20,784
	Ulker Biskuvi Sanayi A.S.	8,760	20,736
	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	53,849
	Yapi ve Kredi Bankasi A.S.	305,862	86,719
*	Zorlu Enerji Elektrik Uretim A.S.	93,384	19,677
TOTAL TURKEY			1,725,140
UNITED ARAB EMIRATES — (0.7%)
*	Ajman Bank PJSC	119,010	24,315
	Aldar Properties PJSC	432,812	467,140
*	Amanat Holdings PJSC	74,365	21,426
*	Bank of Sharjah	63,601	9,203
*	DAMAC Properties Dubai Co. PJSC	192,582	64,307
	Dana Gas PJSC	246,631	59,158
*	Deyaar Development PJSC	187,398	14,784
*	Dubai Financial Market PJSC	268,997	80,212
	Dubai Investments PJSC	324,853	150,402
*	Emaar Development PJSC	102,229	104,267
	Emaar Properties PJSC	564,538	610,235
*	Eshraq Investments PJSC	192,639	18,366
*	Manazel Real Estate PJSC	121,221	12,794
	National Bank of Ras Al-Khaimah PSC (The)	45,427	50,585
*	RAK Properties PJSC	104,915	19,880
	Ras Al Khaimah Ceramics	55,920	34,801
	SHUAA Capital PSC	158,494	33,093
TOTAL UNITED ARAB EMIRATES			1,774,968
TOTAL COMMON STOCKS			241,807,029
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Banco ABC Brasil SA	15,435	44,157
	Banco do Estado do Rio Grande do Sul SA Class B	31,600	74,871
	Banco Pan SA	5,500	21,722
*	Braskem SA Class A	7,000	77,617
	Cia Ferro Ligas da Bahia - FERBASA	9,800	97,299
	Eucatex SA Industria e Comercio	6,900	12,215
	Gerdau SA	158,000	934,364
	Marcopolo SA	102,594	59,292
	Randon SA Implementos e Participacoes	40,000	104,296
	Unipar Carbocloro SA	11,493	201,956
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	81,000	319,910
TOTAL BRAZIL			1,947,699
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	4,340	18,220
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	18,747

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

THAILAND — (0.0%)
*	U City PCL	3,124,800	$73,206
TOTAL PREFERRED STOCKS			2,057,872
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	11,943	183
SOUTH KOREA — (0.0%)
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	177	4,932
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	2,733	0
TOTAL SOUTH KOREA			4,932
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	983	0
*	Everest Textile Co., Ltd. Rights 09/10/21	20,166	1,298
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	102,562	3,558
TOTAL TAIWAN			4,856
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	23,705	0
*	BTS W7 Warrants 07/21/22	47,410	0
*	BTS W8 Warrants 07/22/22	94,820	0
*	MBK PCL Warrants 05/15/24	5,736	1,658
*	Minor International PCL Warrants 02/15/24	1	0
*	Minor International PCL Warrants 05/05/23	1	0
TOTAL THAILAND			1,658
TOTAL RIGHTS/WARRANTS			11,629
TOTAL INVESTMENT SECURITIES (Cost $193,610,316)			243,876,530

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	390,120	4,513,692
TOTAL INVESTMENTS — (100.0%)
(Cost $198,123,852)^^			$248,390,222
As of July 31, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	22	09/17/21	$1,452,043	$1,405,470	$(46,573)
S&P 500® Emini Index	2	09/17/21	440,180	438,950	(1,230)
Total Futures Contracts			$1,892,223	$1,844,420	$(47,803)

Emerging Markets Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$102,959	—	$102,959
Brazil	$8,508,567	—	—	8,508,567
Chile	995,457	—	—	995,457
China	3,537,615	59,277,575	—	62,815,190
Colombia	295,919	—	—	295,919
Greece	—	502,662	—	502,662
Hong Kong	107,303	294,025	—	401,328
India	—	35,136,094	—	35,136,094
Indonesia	—	3,644,151	—	3,644,151
Malaysia	—	4,000,751	—	4,000,751
Mexico	5,610,930	—	—	5,610,930
Philippines	—	1,395,005	—	1,395,005
Poland	—	2,472,224	—	2,472,224
Qatar	—	1,852,756	—	1,852,756
Russia	1,172,787	224,003	—	1,396,790
Saudi Arabia	14,813	7,858,718	—	7,873,531
South Africa	193,737	9,938,779	—	10,132,516
South Korea	—	41,397,734	—	41,397,734
Taiwan	—	44,319,937	—	44,319,937
Thailand	5,452,420	—	—	5,452,420
Turkey	—	1,725,140	—	1,725,140
United Arab Emirates	—	1,774,968	—	1,774,968
Preferred Stocks
Brazil	1,947,699	—	—	1,947,699
Colombia	18,220	—	—	18,220
Philippines	—	18,747	—	18,747
Thailand	73,206	—	—	73,206
Rights/Warrants
Brazil	—	183	—	183
South Korea	—	4,932	—	4,932
Taiwan	—	4,856	—	4,856
Thailand	—	1,658	—	1,658
Securities Lending Collateral	—	4,513,692	—	4,513,692
Futures Contracts**	(47,803)	—	—	(47,803)
TOTAL	$27,880,870	$220,461,549	—	$248,342,419
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (5.5%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		1,000	$1,093,586
Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,305,446
	3.250%, 06/09/28		4,400	5,053,049
	3.250%, 11/16/28		1,500	1,726,610
	2.125%, 12/14/29		500	538,424
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,198,197
	6.750%, 03/15/31		1,200	1,786,713
	6.250%, 07/15/32		1,900	2,841,925
Federal National Mortgage Association
	6.250%, 05/15/29		2,900	4,000,358
	7.125%, 01/15/30		650	956,614
	0.875%, 08/05/30		15,300	14,749,433
	6.625%, 11/15/30		5,000	7,312,184
TOTAL AGENCY OBLIGATIONS				46,562,539
BONDS — (93.7%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	373,122
Australia Government Bond
	1.500%, 06/21/31	AUD	4,000	3,031,021
Australian Government
	2.750%, 06/21/35	AUD	3,300	2,819,577
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	914,917
National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,800	2,350,845
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,520,500
Ω	1.750%, 07/20/34	AUD	10,000	7,285,710
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,862,554
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	115	149,215
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	2,500	1,836,761
	2.250%, 11/20/34	AUD	19,900	15,344,189
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,878,856
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	$1,023,850
#	2.650%, 01/16/30		3,000	3,265,424
TOTAL AUSTRALIA				46,656,541
AUSTRIA — (0.2%)
Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	2,037,160
BELGIUM — (1.0%)
Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	1,450	2,140,398
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,594,313
Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,846,925
Ω	1.000%, 06/22/31	EUR	500	663,096
Ω	1.250%, 04/22/33	EUR	600	821,288
TOTAL BELGIUM				8,066,020
CANADA — (15.2%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	1,021,693
Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	3,000	2,556,853
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	3,361,822
CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	2,111,156
	1.125%, 12/14/29	GBP	1,000	1,415,210
Ω	1.250%, 01/28/31		7,000	6,891,585
	1.250%, 01/28/31		4,000	3,938,049
	1.500%, 03/04/33	EUR	1,850	2,525,141
Megna International, Inc.
	2.450%, 06/15/30		1,000	1,037,416
Province of Alberta Canada
	3.300%, 03/15/28		4,500	5,097,698
	2.050%, 06/01/30	CAD	7,500	6,144,037
	3.500%, 06/01/31	CAD	3,300	3,026,208
	3.900%, 12/01/33	CAD	5,700	5,440,448
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	8,800	7,370,035
	1.550%, 06/18/31	CAD	5,000	3,923,373
	6.350%, 06/18/31	CAD	1,500	1,704,020
Province of Manitoba Canada
	2.750%, 06/02/29	CAD	2,000	1,739,051
	3.250%, 09/05/29	CAD	800	719,654

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	2.050%, 06/02/30	CAD	12,400	$10,195,014
	6.300%, 03/05/31	CAD	3,000	3,344,485
	2.050%, 06/02/31	CAD	1,500	1,222,603
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,800	2,290,542
Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	2,088,831
	1.050%, 05/21/27		1,500	1,502,572
	6.500%, 03/08/29	CAD	1,500	1,624,715
	2.000%, 10/02/29		500	526,639
	1.350%, 12/02/30	CAD	5,500	4,242,001
	6.200%, 06/02/31	CAD	1,500	1,680,190
	5.850%, 03/08/33	CAD	1,800	2,014,194
	5.600%, 06/02/35	CAD	6,500	7,333,340
Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,395,240
	0.000%, 10/15/29	EUR	1,000	1,188,968
#	1.350%, 05/28/30		5,000	4,985,226
	1.900%, 09/01/30	CAD	7,500	6,114,700
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	6,400	5,330,734
	6.400%, 09/05/31	CAD	6,500	7,372,467
Thomson Reuters Corp.
	3.350%, 05/15/26		500	547,380
TOTAL CANADA				128,023,290
DENMARK — (0.1%)
Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,130,556
FINLAND — (0.2%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	820,277
Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	1,086,375
TOTAL FINLAND				1,906,652
FRANCE — (6.6%)
Action Logement Services
	0.500%, 10/30/34	EUR	3,000	3,615,617
Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	809,946
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	3,850,653
BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	2,319,853
Caisse d'Amortissement de la Dette Sociale
	1.375%, 01/20/31		6,900	6,861,590
French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	5,319,931
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Orange SA
	8.125%, 01/28/33	EUR	500	$1,106,414
Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	768,140
Sanofi
	3.625%, 06/19/28		2,000	2,299,409
SNCF Reseau
	5.250%, 12/07/28	GBP	1,000	1,818,302
	5.000%, 10/10/33	EUR	3,000	5,575,029
	5.250%, 01/31/35	GBP	5,870	12,083,539
	0.750%, 05/25/36	EUR	1,500	1,867,862
Societe Generale S.A.
Ω	3.000%, 01/22/30		1,600	1,690,590
Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,131,451
Ω	4.750%, 09/14/28		700	819,681
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,756,174
Unedic Asseo
	1.250%, 05/25/33	EUR	500	674,218
TOTAL FRANCE				55,368,399
GERMANY — (3.9%)
Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,872,388
BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,851,101
BMW US Capital LLC
Ω	1.000%, 04/20/27	EUR	900	1,134,014
Daimler AG
	1.375%, 05/11/28	EUR	900	1,160,081
	1.125%, 08/08/34	EUR	500	632,431
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	1,296,400
	2.750%, 03/19/29	EUR	107	154,658
	0.625%, 04/15/36	EUR	5,600	6,694,905
Deutsche Telekom International Finance B.V.
	2.000%, 12/01/29	EUR	500	685,198
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	1,025,694
Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	3,280,443
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	248,000	2,495,463
	0.750%, 09/30/30		2,600	2,487,889
	5.750%, 06/07/32	GBP	1,000	2,090,450
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	840,539
NRW Bank
	0.750%, 06/30/28	EUR	1,000	1,270,271

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	$1,018,199
	State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	3,217,915
	TOTAL GERMANY			33,208,039
ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,636,837
	1.750%, 07/04/29	EUR	800	1,035,643
	TOTAL ITALY			2,672,480
JAPAN — (3.1%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		4,000	3,903,014
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	500	431,813
	Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	700,000	7,284,773
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,122,710
	3.741%, 03/07/29		1,000	1,132,453
	2.048%, 07/17/30		1,500	1,517,155
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	646,242
	0.402%, 09/06/29	EUR	2,252	2,683,455
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,728,405
	2.679%, 07/16/30		1,000	1,024,398
	ORIX Corp.
	2.250%, 03/09/31		1,000	1,023,935
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,119,094
	3.446%, 01/11/27		600	666,757
	2.750%, 01/15/30		2,000	2,128,031
	TOTAL JAPAN			26,412,235
NETHERLANDS — (2.1%)
BNG Bank NV
	5.200%, 12/07/28	GBP	1,500	2,737,035
	3.300%, 04/26/29	AUD	3,000	2,510,916
	1.000%, 06/03/30		4,200	4,093,805
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	772,633
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,280,829
ING Groep NV
	3.950%, 03/29/27		1,500	1,700,241
	1.375%, 01/11/28	EUR	900	1,147,679
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	Koninklijke KPN NV
	5.000%, 11/18/26	GBP	500	$804,961
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	1,035,472
	Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	1,000	1,288,540
	TOTAL NETHERLANDS			17,372,111
NEW ZEALAND — (0.4%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	3,500	2,897,293
NORWAY — (2.6%)
Kommunalbanken A.S.
	0.625%, 04/20/26	EUR	1,700	2,109,596
	1.125%, 06/14/30		17,500	17,169,148
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	2,372,993
	TOTAL NORWAY			21,651,737
SINGAPORE — (0.5%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	5,000	4,193,882
SPAIN — (0.4%)
	Banco Santander SA
	3.490%, 05/28/30		400	437,461
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		950	1,056,119
	Santander UK Group Holdings P.L.C.
	3.625%, 01/14/26	GBP	400	611,450
	Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	600	986,331
	TOTAL SPAIN			3,091,361
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.7%)
	African Development Bank
	0.500%, 03/21/29	EUR	1,000	1,245,787
	Asian Development Bank
	2.350%, 06/21/27	JPY	1,200,000	12,583,346
	Council Of Europe Development Bank
	0.625%, 01/30/29	EUR	800	1,016,181
	European Bank for Reconstruction & Development
	5.625%, 12/07/28	GBP	800	1,501,312
	European Financial Stability Facility
	0.625%, 10/16/26	EUR	1,700	2,131,269
European Investment Bank
	2.150%, 01/18/27	JPY	567,500	5,823,572

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.750%, 09/23/30		6,000	$5,731,588
	5.625%, 06/07/32	GBP	2,000	4,138,561
	European Stability Mechanism
	1.200%, 05/23/33	EUR	600	812,861
	European Union
	1.250%, 04/04/33	EUR	500	681,032
Inter-American Development Bank
	0.875%, 08/27/27	CAD	5,000	3,910,308
	3.125%, 09/18/28		500	569,731
	1.125%, 01/13/31		3,500	3,450,498
International Bank for Reconstruction & Development
	0.750%, 11/24/27		5,500	5,425,475
	0.750%, 08/26/30		6,000	5,748,811
	5.750%, 06/07/32	GBP	2,200	4,582,061
	1.200%, 08/08/34	EUR	1,300	1,765,347
	International Finance Corp.
	1.500%, 04/15/35	AUD	5,300	3,718,493
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			64,836,233
SWITZERLAND — (0.5%)
	Credit Suisse AG
	1.500%, 04/10/26	EUR	800	1,014,329
	Roche Holdings, Inc.
Ω	3.625%, 09/17/28		1,950	2,251,309
	UBS Group AG
	1.250%, 09/01/26	EUR	800	1,004,801
	TOTAL SWITZERLAND			4,270,439
UNITED KINGDOM — (5.8%)
	AstraZeneca P.L.C.
	5.750%, 11/13/31	GBP	500	989,295
Barclays P.L.C.
	4.375%, 01/12/26		1,000	1,127,850
	3.250%, 01/17/33	GBP	1,800	2,815,783
	British Telecommunications P.L.C.
	3.125%, 11/21/31	GBP	1,200	1,818,922
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	2,180,931
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	500	650,444
	Experian Finance P.L.C.
Ω	2.750%, 03/08/30		3,500	3,673,805
GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	800	1,006,917
	5.250%, 12/19/33	GBP	600	1,189,834
HSBC Holdings P.L.C.
	4.300%, 03/08/26		2,000	2,263,606
	4.950%, 03/31/30		1,500	1,824,867
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Lloyds Banking Group P.L.C.
1.500%, 09/12/27	EUR	900	$1,164,031
Mead Johnson Nutrition Co.
4.125%, 11/15/25		600	677,597
Nationwide Building Society
3.250%, 01/20/28	GBP	700	1,109,587
Natwest Group P.L.C.
4.800%, 04/05/26		700	803,860
Prudential P.L.C.
3.125%, 04/14/30		2,700	2,971,330
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	922,020
United Kingdom Gilt
4.500%, 09/07/34	GBP	800	1,627,274
0.625%, 07/31/35	GBP	13,700	18,431,541
Vodafone Group P.L.C.
1.875%, 11/20/29	EUR	600	805,321
1.625%, 11/24/30	EUR	750	989,736
TOTAL UNITED KINGDOM			49,044,551
UNITED STATES — (37.6%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	1,026,888
AbbVie, Inc.
4.250%, 11/14/28		600	702,560
2.125%, 06/01/29	EUR	800	1,080,392
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	1,117,804
Advance Auto Parts, Inc.
3.900%, 04/15/30		750	840,384
Aetna, Inc.
3.500%, 11/15/24		693	748,373
Alleghany Corp.
3.625%, 05/15/30		1,000	1,118,989
Alphabet, Inc.
1.100%, 08/15/30		4,000	3,832,934
Amazon.com, Inc.
2.100%, 05/12/31		4,000	4,132,670
American Campus Communities Operating Partnership L.P.
3.875%, 01/30/31		3,000	3,384,146
American Express Co.
3.000%, 10/30/24		1,000	1,071,566
American International Group, Inc.
1.875%, 06/21/27	EUR	800	1,032,100
American Tower Corp.
3.950%, 03/15/29		1,000	1,135,790
American Water Capital Corp.
2.950%, 09/01/27		800	879,109
AmerisourceBergen Corp.
2.800%, 05/15/30		3,300	3,500,720
Amgen, Inc.
4.000%, 09/13/29	GBP	700	1,168,827

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.300%, 02/25/31		1,000	$1,030,652
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	810,448
Anthem, Inc.
4.101%, 03/01/28		1,000	1,152,425
2.250%, 05/15/30		2,000	2,054,802
Aon Corp.
4.500%, 12/15/28		500	590,183
3.750%, 05/02/29		500	567,673
2.800%, 05/15/30		1,500	1,604,125
Aon P.L.C.
2.875%, 05/14/26	EUR	500	670,026
Apple, Inc.
1.200%, 02/08/28		4,000	3,970,391
1.375%, 05/24/29	EUR	1,600	2,103,006
3.050%, 07/31/29	GBP	1,300	2,095,453
1.650%, 05/11/30		7,000	7,025,531
1.250%, 08/20/30		4,000	3,880,517
Applied Materials, Inc.
3.300%, 04/01/27		1,000	1,112,723
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	1,122,598
AT&T, Inc.
2.750%, 06/01/31		2,000	2,105,141
5.200%, 11/18/33	GBP	500	931,702
Autodesk, Inc.
3.500%, 06/15/27		500	557,332
AvalonBay Communities, Inc.
2.450%, 01/15/31		3,000	3,156,748
Avnet, Inc.
4.625%, 04/15/26		500	565,042
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		800	894,090
Bank of America Corp.
7.000%, 07/31/28	GBP	600	1,149,795
Baxter International, Inc.
2.600%, 08/15/26		1,000	1,069,649
1.300%, 05/15/29	EUR	500	644,644
Best Buy Co., Inc.
4.450%, 10/01/28		800	937,343
Biogen, Inc.
4.050%, 09/15/25		900	1,005,829
2.250%, 05/01/30		2,800	2,851,977
BlackRock, Inc.
1.250%, 05/06/25	EUR	600	753,008
3.250%, 04/30/29		1,000	1,130,131
2.400%, 04/30/30		2,500	2,660,743
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	500	649,780
3.550%, 03/15/28		1,200	1,345,403
4.625%, 04/13/30		253	304,205
Boston Properties LP
3.250%, 01/30/31		1,400	1,524,295
Bristol-Myers Squibb Co.
3.450%, 11/15/27		600	676,538
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Broadcom, Inc.
Ω	4.300%, 11/15/32		1,000	$1,154,804
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	1,165,616
	2.375%, 03/15/31		2,000	2,029,642
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	1,062,163
	CA, Inc.
	4.700%, 03/15/27		1,000	1,130,098
	Campbell Soup Co.
	4.150%, 03/15/28		600	687,219
Capital One Financial Corp.
	3.750%, 03/09/27		600	672,612
	3.800%, 01/31/28		700	790,653
	1.650%, 06/12/29	EUR	1,000	1,276,648
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	1,104,394
	Choice Hotels International, Inc.
	3.700%, 12/01/29		500	545,685
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	1,034,656
	0.875%, 12/15/29	EUR	1,500	1,866,528
Cigna Corp.
	3.400%, 03/01/27		1,000	1,107,150
	4.375%, 10/15/28		1,000	1,176,488
	2.400%, 03/15/30		1,900	1,976,264
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	1,036,135
	Citizens Bank N.A.
	3.750%, 02/18/26		500	556,918
	Citrix Systems, Inc.
	3.300%, 03/01/30		2,300	2,448,669
	Clorox Co. (The)
	1.800%, 05/15/30		2,000	1,999,798
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	3,599,467
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	736,174
Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,098,929
	4.250%, 01/15/33		500	602,039
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,118,151
	3.150%, 08/01/29		1,000	1,082,120
Costco Wholesale Corp.
	3.000%, 05/18/27		700	773,790
	1.600%, 04/20/30		2,000	1,993,172
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	554,707
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,117,550
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	1,013,737
	Discover Financial Services
	4.500%, 01/30/26		800	909,603

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	$1,021,239
	Discovery Communications, LLC
	3.950%, 03/20/28		2,000	2,244,563
	Dollar General Corp.
	4.150%, 11/01/25		600	674,319
	Dover Corp.
	3.150%, 11/15/25		1,000	1,079,618
DXC Technology Co.
	2.750%, 01/15/25	GBP	500	723,817
	4.750%, 04/15/27		500	576,711
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,165,228
	Eaton Corp.
	4.000%, 11/02/32		950	1,128,767
	Eaton Vance Corp.
	3.500%, 04/06/27		477	521,681
	eBay, Inc.
	3.600%, 06/05/27		200	224,456
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	627,817
	2.000%, 10/15/29	EUR	300	408,197
Equinix, Inc.
	3.200%, 11/18/29		1,000	1,088,776
	2.150%, 07/15/30		1,500	1,508,930
	ERP Operating L.P.
#	2.500%, 02/15/30		2,500	2,624,136
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	1,096,116
FedEx Corp.
	1.625%, 01/11/27	EUR	700	899,445
	1.300%, 08/05/31	EUR	1,000	1,270,502
	4.900%, 01/15/34		594	757,062
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,421,148
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,862,007
Flex, Ltd.
	4.875%, 06/15/29		1,000	1,159,905
	4.875%, 05/12/30		1,500	1,752,786
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,596,625
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,090,984
	Fox Corp.
	4.709%, 01/25/29		700	827,763
	GATX Corp.
	3.500%, 03/15/28		600	659,754
	General Dynamics Corp.
	2.125%, 08/15/26		600	632,481
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	664,955
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	$1,162,090
Goldman Sachs Group, Inc. (The)
	3.125%, 07/25/29	GBP	500	776,312
	3.000%, 02/12/31	EUR	1,000	1,461,163
	6.125%, 02/15/33		1,000	1,372,832
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	1,081,482
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	2,091,332
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,756,694
	Healthcare Trust of America Holdings L.P.
	2.000%, 03/15/31		1,000	990,453
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		200	228,630
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	1,085,606
	HP, Inc.
	3.400%, 06/17/30		3,000	3,222,175
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		2,500	2,523,875
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	1,055,823
	J M Smucker Co. (The)
	4.250%, 03/15/35		1,400	1,674,349
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,895,610
	Johnson & Johnson
	2.900%, 01/15/28		2,500	2,754,473
JPMorgan Chase & Co.
	2.950%, 10/01/26		500	540,218
	3.500%, 12/18/26	GBP	400	630,975
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	2,243,467
	Kemper Corp.
	2.400%, 09/30/30		1,200	1,219,920
	Kilroy Realty L.P.
	2.500%, 11/15/32		3,500	3,521,681
	Kroger Co. (The)
	7.500%, 04/01/31		600	864,644
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,117,597
	Lam Research Corp.
	4.000%, 03/15/29		800	936,262
	Lazard Group LLC
	4.375%, 03/11/29		2,600	3,004,885
Lear Corp.
	3.800%, 09/15/27		319	356,292
	4.250%, 05/15/29		500	575,752

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Legg Mason, Inc.
	4.750%, 03/15/26		900	$1,048,220
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	581,465
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,463,949
Lincoln National Corp.
	3.050%, 01/15/30		1,000	1,087,214
#	3.400%, 01/15/31		2,000	2,220,565
	Loews Corp.
	3.750%, 04/01/26		600	671,940
	Markel Corp.
	3.500%, 11/01/27		800	888,208
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,390,533
	Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		2,000	2,062,839
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	1,055,967
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,845,476
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	784,839
MetLife, Inc.
	6.500%, 12/15/32		500	720,999
	5.700%, 06/15/35		2,000	2,805,428
Micron Technology, Inc.
	5.327%, 02/06/29		950	1,153,867
	4.663%, 02/15/30		800	938,029
	Microsoft Corp.
	2.400%, 08/08/26		500	535,163
	Molson Coors Beverage Co.
	3.000%, 07/15/26		1,500	1,620,562
Morgan Stanley
	1.375%, 10/27/26	EUR	800	1,018,248
	3.625%, 01/20/27		1,000	1,117,020
Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,180,882
	2.300%, 11/15/30		1,000	999,805
	NIKE, Inc.
	2.850%, 03/27/30		2,000	2,196,485
	NVIDIA Corp.
	3.200%, 09/16/26		600	662,277
Oracle Corp.
	3.400%, 07/08/24		2,000	2,142,867
	2.950%, 04/01/30		3,500	3,742,744
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		600	678,937
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	1,133,433
	Pfizer, Inc.
	3.450%, 03/15/29		600	681,784
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	1,022,752
	2.800%, 08/15/29		500	536,407
	2.550%, 06/15/30		500	524,532
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Principal Financial Group, Inc.
3.100%, 11/15/26		800	$872,170
3.700%, 05/15/29		1,000	1,134,265
Procter & Gamble Co. (The)
1.200%, 10/30/28	EUR	1,000	1,299,078
Progressive Corp. (The)
6.250%, 12/01/32		500	704,292
Prudential Financial, Inc.
3.878%, 03/27/28		600	692,819
QUALCOMM, Inc.
1.650%, 05/20/32		1,133	1,105,287
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	1,167,289
Ralph Lauren Corp.
2.950%, 06/15/30		3,000	3,238,626
Realty Income Corp.
1.800%, 03/15/33		3,000	2,931,715
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,518,330
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,161,840
Ross Stores, Inc.
1.875%, 04/15/31		3,250	3,209,868
Ryder System, Inc.
3.350%, 09/01/25		2,000	2,173,436
salesforce.com, Inc.
3.700%, 04/11/28		1,000	1,144,432
Simon Property Group L.P.
2.650%, 07/15/30		2,970	3,134,263
Sky, Ltd.
4.000%, 11/26/29	GBP	600	1,001,164
Starbucks Corp.
4.000%, 11/15/28		500	581,123
Stryker Corp.
3.650%, 03/07/28		1,000	1,132,842
Sysco Corp.
3.300%, 07/15/26		1,000	1,095,685
3.250%, 07/15/27		1,500	1,641,310
TD Ameritrade Holding Corp.
2.750%, 10/01/29		1,500	1,629,185
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	2,061,098
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	1,154,561
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	840,237
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	1,015,549
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	1,161,793
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	1,016,904
Ventas Realty LP
4.125%, 01/15/26		2,000	2,243,467
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	800	1,146,490

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
VF Corp.
2.800%, 04/23/27		2,900	$3,120,756
2.950%, 04/23/30		2,500	2,680,676
ViacomCBS, Inc.
4.000%, 01/15/26		600	669,893
4.950%, 01/15/31		800	979,301
4.200%, 05/19/32		500	584,961
VMware, Inc.
4.650%, 05/15/27		1,000	1,160,814
3.900%, 08/21/27		1,400	1,575,297
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	1,062,287
3.200%, 04/15/30		2,270	2,468,329
Walmart, Inc.
3.700%, 06/26/28		2,000	2,297,107
5.750%, 12/19/30	GBP	1,490	2,925,629
5.625%, 03/27/34	GBP	3,100	6,464,030
5.250%, 09/01/35		1,572	2,178,998
Walt Disney Co. (The)
6.200%, 12/15/34		400	571,499
Wells Fargo & Co.
3.000%, 10/23/26		600	650,224
1.000%, 02/02/27	EUR	900	1,113,904
4.150%, 01/24/29		2,500	2,889,678
Welltower, Inc.
3.100%, 01/15/30		2,000	2,157,000
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.750%, 01/15/31		900	$946,120
Whirlpool Corp.
4.750%, 02/26/29		500	596,379
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	817,935
TOTAL UNITED STATES			316,986,530
TOTAL BONDS			789,825,509
U.S. TREASURY OBLIGATIONS — (0.1%)
U.S. Treasury Notes
1.500%, 01/31/27		1,000	1,039,101
TOTAL INVESTMENT SECURITIES (Cost $793,302,922)			837,427,149

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	530,790	6,141,238
TOTAL INVESTMENTS — (100.0%)
(Cost $799,444,118)^^			$843,568,387

As of July 31, 2021, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,697,681	SGD	26,842,229	Citibank, N.A.	08/16/21	$100,000
USD	42,608,038	AUD	57,836,592	Citibank, N.A.	08/27/21	159,826
USD	2,939,195	NZD	4,190,521	Citibank, N.A.	09/01/21	19,931
USD	2,394,455	AUD	3,246,069	Citibank, N.A.	09/09/21	11,914
Total Appreciation						$291,671
USD	28,239,838	JPY	3,105,685,792	State Street Bank and Trust	08/12/21	$(71,334)
USD	36,045	NOK	319,836	Citibank, N.A.	08/16/21	(159)
USD	320,413	EUR	270,415	Citibank, N.A.	08/24/21	(497)
USD	132,845,400	EUR	112,190,425	State Street Bank and Trust	08/24/21	(294,371)
USD	2,160,776	CAD	2,709,653	Citibank, N.A.	08/27/21	(11,061)
USD	91,462,699	CAD	114,224,124	State Street Bank and Trust	08/27/21	(90,093)
USD	89,801,312	GBP	64,780,593	Citibank, N.A.	09/01/21	(249,816)
USD	1,020,146	GBP	743,615	State Street Bank and Trust	09/01/21	(13,549)
Total (Depreciation)						$(730,880)
Total Appreciation (Depreciation)						$(439,209)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$46,562,539	—	$46,562,539
Bonds
Australia	—	46,656,541	—	46,656,541
Austria	—	2,037,160	—	2,037,160
Belgium	—	8,066,020	—	8,066,020
Canada	—	128,023,290	—	128,023,290
Denmark	—	1,130,556	—	1,130,556
Finland	—	1,906,652	—	1,906,652
France	—	55,368,399	—	55,368,399
Germany	—	33,208,039	—	33,208,039
Italy	—	2,672,480	—	2,672,480
Japan	—	26,412,235	—	26,412,235
Netherlands	—	17,372,111	—	17,372,111
New Zealand	—	2,897,293	—	2,897,293
Norway	—	21,651,737	—	21,651,737
Singapore	—	4,193,882	—	4,193,882
Spain	—	3,091,361	—	3,091,361
Supranational Organization Obligations	—	64,836,233	—	64,836,233
Switzerland	—	4,270,439	—	4,270,439
United Kingdom	—	49,044,551	—	49,044,551
United States	—	316,986,530	—	316,986,530
U.S. Treasury Obligations	—	1,039,101	—	1,039,101
Securities Lending Collateral	—	6,141,238	—	6,141,238
Forward Currency Contracts**	—	(439,209)	—	(439,209)
TOTAL	—	$843,129,178	—	$843,129,178
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$227,623
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	198,341
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	542,237
5.000%, 04/01/29	100	131,079
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	259,142
5.000%, 12/01/23	400	444,787
5.000%, 12/01/26	200	243,100
City of Cottage Grove (GO)
5.000%, 09/01/26	500	612,221
4.000%, 06/01/29	100	123,152
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	155,894
5.000%, 08/01/24	125	142,711
City of Lake Oswego (GO)
5.000%, 12/01/26	250	309,914
City of Medford (GO) Series A
5.000%, 06/01/24	470	533,937
City of Newberg (GO)
4.000%, 12/01/25	100	115,035
City of Portland (GO)
5.000%, 06/15/23	100	109,174
5.000%, 02/01/24	500	560,752
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,229,832
City of Portland (GO) Series B
5.000%, 06/15/23	500	545,870
City of Portland (GO) Series C
5.000%, 06/15/25	100	118,281
City of Portland (GO) Series A
5.000%, 03/01/26	100	120,582
5.000%, 06/01/27	500	629,463
3.000%, 06/15/28	150	163,628
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series B
5.000%, 06/15/26	430	$526,320
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	604,851
5.000%, 06/15/23	140	152,788
5.000%, 10/01/23	225	248,716
5.000%, 06/15/24	175	199,116
5.000%, 06/15/27	700	853,393
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	294,377
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	141,049
5.000%, 04/01/25	400	469,113
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	103,645
City of Salem (GO)
5.000%, 06/01/23	145	158,055
5.000%, 06/01/25	375	443,724
5.000%, 06/01/26	150	183,531
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	706,432
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	165,024
4.000%, 04/01/26	250	290,626
4.000%, 04/01/27	265	314,590
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	705	833,779
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	125,468
Clackamas County (GO)
5.000%, 06/01/23	500	545,017
5.000%, 06/01/24	100	113,573

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	200	$244,367
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	681,804
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	255,633
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	54,567
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	111,346
5.000%, 12/01/26	230	284,710
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	660,621
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	87,188
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	600	654,452
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	628,966
Jackson County (GO)
4.000%, 06/01/23	135	144,535
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	283,150
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	455	555,935
Metro (GO)
5.000%, 06/01/26	1,140	1,391,163
	Face Amount	Value†
	(000)
OREGON — (Continued)
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	$180,487
5.000%, 11/01/23	785	870,997
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	628,188
Multnomah County (GO)
5.000%, 06/01/24	650	739,216
5.000%, 06/01/29	250	313,770
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	218,387
5.000%, 06/15/24	155	176,408
5.000%, 06/15/25	800	944,893
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	436,775
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	204,618
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	600	708,670
Oregon State (GO)
5.000%, 05/01/22	165	171,073
5.000%, 05/01/25	450	529,911
Oregon State (GO) Series A
5.000%, 05/01/24	400	453,361
5.000%, 05/01/27	395	496,321
Oregon State (GO) Series C
5.000%, 06/01/26	325	397,127
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	234,628
Oregon State (GO) Series D
5.000%, 06/01/22	160	166,548
Oregon State (GO) Series F
5.000%, 05/01/23	200	217,191
5.000%, 05/01/24	150	170,010
5.000%, 08/01/25	200	237,742
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	1,200	1,302,677
5.000%, 05/01/32	1,050	1,270,160

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	$488,323
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	100	100,000
Oregon State (GO) Series H
5.000%, 05/01/23	175	190,042
5.000%, 08/01/23	105	115,309
5.000%, 05/01/24	150	170,010
5.000%, 06/01/25	215	253,949
5.000%, 06/01/27	315	383,557
5.000%, 06/01/29	365	442,880
Oregon State (GO) Series N
5.000%, 05/01/23	165	179,183
5.000%, 05/01/27	225	282,714
Oregon State (GO) Series P
5.000%, 08/01/23	100	109,818
Oregon State (GO)
5.000%, 05/01/24	400	453,361
5.000%, 06/01/24	850	966,667
5.000%, 06/01/28	150	194,162
Oregon State (GO) Series A
5.000%, 05/01/29	100	132,381
Oregon State (GO) Series K
5.000%, 11/01/26	340	420,803
Oregon State (GO) Series N
5.000%, 08/01/23	250	274,546
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	138,921
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	250	277,932
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	855	1,024,656
Portland Community College District (GO)
5.000%, 06/15/23	745	812,861
5.000%, 06/15/25	400	472,447
5.000%, 06/15/26	325	397,096
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	545,777
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	796,682
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	763,675
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 09/01/23	325	$358,053
5.000%, 09/01/29	395	484,990
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	789,828
5.000%, 09/01/24	435	499,379
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	230,503
5.000%, 06/01/22	200	208,202
4.000%, 06/01/26	110	129,268
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	175,288
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	398,647
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	200	227,798
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	310,240
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	227,499
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	407,193
Washington County (GO)
5.000%, 03/01/25	510	596,093
5.000%, 03/01/26	380	459,750
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	342,817
5.000%, 10/01/24	225	259,210
5.000%, 10/01/25	480	573,723

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	$108,068
5.000%, 06/01/25	1,000	1,182,842
TOTAL MUNICIPAL BONDS Cost ($49,704,474)		50,454,680
TOTAL INVESTMENTS — (100.0%)
(Cost $49,704,474)^^		$50,454,680
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$50,454,680	—	$50,454,680
TOTAL	—	$50,454,680	—	$50,454,680

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (7.9%)
Federal National Mortgage Association
	2.500%, 08/01/36		1,900	$1,990,621
	2.000%, 08/01/51		2,910	2,968,086
	2.500%, 08/01/51		4,340	4,520,890
	3.000%, 08/01/51		4,150	4,350,205
Government National Mortgage Association
	3.000%, 08/01/51		3,110	3,254,445
TOTAL AGENCY OBLIGATIONS				17,084,247
BONDS — (91.7%)
AUSTRALIA — (5.3%)
Australia Government Bond
	1.000%, 11/21/31	AUD	650	468,332
FMG Resources Pty, Ltd.
Ω	4.500%, 09/15/27		500	545,625
Glencore Funding LLC
Ω	2.500%, 09/01/30		600	605,192
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	500	592,170
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	2,000	1,537,803
	1.500%, 02/20/32	AUD	1,030	749,406
Queensland Treasury Corp.
Ω	1.500%, 08/20/32	AUD	1,700	1,238,441
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	894,026
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	2,940	2,266,930
Westpac Banking Corp.
	1.125%, 09/05/27	EUR	730	929,070
	2.150%, 06/03/31		1,600	1,646,555
TOTAL AUSTRALIA				11,473,550
BELGIUM — (0.8%)
Anheuser-Busch InBev SA
	2.000%, 03/17/28	EUR	470	628,964
Euroclear Investments SA
	1.125%, 12/07/26	EUR	900	1,142,147
TOTAL BELGIUM				1,771,111
CANADA — (12.3%)
Brookfield Finance, Inc.
	4.850%, 03/29/29		600	720,390
Canadian Natural Resources, Ltd.
	2.950%, 07/15/30		500	523,281
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Cenovus Energy, Inc.
4.400%, 04/15/29		400	$454,196
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	1,350	1,910,533
Fairfax Financial Holdings, Ltd.
4.625%, 04/29/30		500	580,572
Province of Alberta Canada
2.050%, 06/01/30	CAD	3,000	2,457,615
1.650%, 06/01/31	CAD	700	547,959
Province of British Columbia Canada
1.550%, 06/18/31	CAD	3,300	2,589,426
5.400%, 06/18/35	CAD	800	894,415
Province of Manitoba Canada
2.050%, 06/02/30	CAD	1,200	986,614
2.050%, 06/02/31	CAD	2,840	2,314,796
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	2,750	2,249,639
5.800%, 06/01/33	CAD	500	558,588
Province of Ontario Canada
2.900%, 06/02/28	CAD	600	526,404
5.600%, 06/02/35	CAD	2,200	2,482,054
4.600%, 06/02/39	CAD	600	639,205
Province of Quebec Canada
1.900%, 09/01/30	CAD	3,200	2,608,939
5.000%, 12/01/38	CAD	400	445,111
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	2,498,782
2.150%, 06/02/31	CAD	700	576,131
TOTAL CANADA			26,564,650
FINLAND — (1.8%)
Nokia Oyj
4.375%, 06/12/27		500	551,250
Nordea Bank Abp
0.500%, 05/14/27	EUR	1,300	1,599,384
OP Corporate Bank P.L.C.
0.100%, 11/16/27	EUR	1,450	1,736,457
TOTAL FINLAND			3,887,091
FRANCE — (3.4%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	500	633,346
BNP Paribas SA
1.375%, 05/28/29	EUR	500	639,511
1.250%, 07/13/31	GBP	200	265,106
BPCE SA
0.250%, 01/14/31	EUR	500	589,526
Electricite de France SA
6.125%, 06/02/34	GBP	300	612,819

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
SNCF Reseau
	5.250%, 12/07/28	GBP	750	$1,363,726
	5.250%, 01/31/35	GBP	650	1,338,041
	Societe Generale SA
	0.750%, 01/25/27	EUR	500	607,116
	Societe Nationale SNCF SA
	1.500%, 02/02/29	EUR	900	1,184,588
	TOTAL FRANCE			7,233,779
GERMANY — (2.0%)
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	900	1,203,678
	Bayer Capital Corp BV
	2.125%, 12/15/29	EUR	500	670,794
	Daimler International Finance B.V.
	0.625%, 05/06/27	EUR	500	615,972
	Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	507,680
	Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	511,752
	Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		750	745,555
	TOTAL GERMANY			4,255,431
ITALY — (0.3%)
Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	579,186
JAPAN — (0.8%)
	Aircastle, Ltd.
Ω	2.850%, 01/26/28		400	410,465
Japan Government Twenty Year Bond
	2.100%, 09/20/28	JPY	18,000	190,087
	1.500%, 03/20/34	JPY	70,000	747,613
	1.200%, 09/20/35	JPY	40,000	416,273
	TOTAL JAPAN			1,764,438
LUXEMBOURG — (0.3%)
Nestle Finance International, Ltd.
	0.125%, 11/12/27	EUR	600	724,584
NETHERLANDS — (3.1%)
	Cooperatieve Rabobank UA
	4.550%, 08/30/29	GBP	700	1,234,353
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	498,292
	ING Groep NV
	2.000%, 09/20/28	EUR	500	666,134
	JAB Holdings B.V.
	2.000%, 05/18/28	EUR	500	652,636
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
	Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	500	$418,639
Shell International Finance B.V.
	0.125%, 11/08/27	EUR	850	1,021,527
	1.250%, 05/12/28	EUR	1,050	1,347,536
	WPC Eurobond B.V.
	1.350%, 04/15/28	EUR	600	746,645
	TOTAL NETHERLANDS			6,585,762
NEW ZEALAND — (0.6%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	1,450	1,200,307
NORWAY — (0.9%)
	Kommunalbanken A.S.
	1.125%, 06/14/30		1,300	1,275,422
	Norway Government Bond
Ω	1.375%, 08/19/30	NOK	4,900	564,867
	TOTAL NORWAY			1,840,289
SINGAPORE — (0.6%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	1,600	1,342,042
SPAIN — (0.3%)
Banco Santander SA
	1.849%, 03/25/26		600	609,889
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.8%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	340,000	3,565,281
	Inter-American Development Bank
	1.000%, 08/04/28	AUD	2,000	1,443,755
	International Bank for Reconstruction & Development
	5.750%, 06/07/32	GBP	600	1,249,653
International Finance Corp.
	3.150%, 06/26/29	AUD	300	250,539
	1.500%, 04/15/35	AUD	2,500	1,754,006
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			8,263,234
SWITZERLAND — (1.6%)
	Credit Suisse Group AG
	4.550%, 04/17/26		700	795,063
	Novartis Capital Corp.
	2.200%, 08/14/30		600	630,614
	Roche Holdings, Inc.
Ω	2.375%, 01/28/27		2,000	2,122,979
	TOTAL SWITZERLAND			3,548,656

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (5.3%)
	AstraZeneca P.L.C.
	4.000%, 01/17/29		600	$697,260
	Barclays P.L.C.
	3.250%, 01/17/33	GBP	600	938,594
	BAT International Finance P.L.C.
	2.250%, 06/26/28	GBP	400	562,171
	BP Capital Markets P.L.C.
	0.831%, 11/08/27	EUR	500	619,176
	British Telecommunications P.L.C.
	3.125%, 11/21/31	GBP	560	848,830
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	400	665,926
	CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	500	640,697
	HSBC Holdings P.L.C.
	2.625%, 08/16/28	GBP	400	592,034
	Network Rail Infrastructure Finance P.L.C.
	4.375%, 12/09/30	GBP	600	1,100,095
	Southern Gas Networks P.L.C.
	1.250%, 12/02/31	GBP	500	660,651
	SP Transmission P.L.C.
	2.000%, 11/13/31	GBP	435	630,249
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		600	665,076
	United Kingdom Gilt
	0.625%, 07/31/35	GBP	1,450	1,950,783
Vodafone Group P.L.C.
	1.625%, 11/24/30	EUR	470	620,234
	6.150%, 02/27/37		200	279,850
	TOTAL UNITED KINGDOM			11,471,626
UNITED STATES — (48.5%)
	AbbVie, Inc.
	2.625%, 11/15/28	EUR	450	624,143
	Activision Blizzard, Inc.
	1.350%, 09/15/30		750	714,451
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		650	728,332
	AECOM
	5.125%, 03/15/27		750	834,375
	Ally Financial, Inc.
	8.000%, 11/01/31		300	436,296
	Alphabet, Inc.
	1.100%, 08/15/30		2,000	1,916,467
	Altria Group, Inc.
	3.400%, 05/06/30		900	968,962
	Amazon.com, Inc.
	1.200%, 06/03/27		2,000	2,019,245
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
American Campus Communities Operating Partnership L.P.
3.875%, 01/30/31		650	$733,232
American International Group, Inc.
6.250%, 05/01/36		500	707,579
American Water Capital Corp.
3.450%, 06/01/29		600	676,669
Amgen, Inc.
4.000%, 09/13/29	GBP	356	594,432
Anthem, Inc.
2.875%, 09/15/29		650	700,599
Apple, Inc.
3.200%, 05/11/27		1,500	1,663,751
2.200%, 09/11/29		1,000	1,047,218
1.650%, 05/11/30		845	848,082
AT&T, Inc.
4.350%, 03/01/29		600	698,163
Atmos Energy Corp.
1.500%, 01/15/31		750	727,773
Automatic Data Processing, Inc.
1.250%, 09/01/30		500	483,427
Avnet, Inc.
4.625%, 04/15/26		700	791,058
Ball Corp.
5.250%, 07/01/25		500	563,750
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		2,000	2,043,982
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	200,000	1,819,453
Biogen, Inc.
2.250%, 05/01/30		700	712,994
BlackRock, Inc.
1.900%, 01/28/31		2,000	2,040,156
Boeing Co. (The)
3.200%, 03/01/29		1,000	1,055,550
Booking Holdings, Inc.
3.550%, 03/15/28		600	672,702
Boston Properties LP
3.250%, 01/30/31		700	762,147
Broadcom, Inc.
5.000%, 04/15/30		550	656,622
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		650	723,964
Capital One Financial Corp.
1.650%, 06/12/29	EUR	500	638,324
Centene Corp.
3.000%, 10/15/30		500	519,570
Chevron Corp.
2.236%, 05/11/30		1,100	1,152,366
Chevron USA, Inc.
3.250%, 10/15/29		3,100	3,460,386
Cigna Corp.
4.375%, 10/15/28		600	705,893

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Clorox Co. (The)
	1.800%, 05/15/30		700	$699,929
	Comcast Corp.
	5.500%, 11/23/29	GBP	350	641,042
	ConocoPhillips
	6.500%, 02/01/39		300	447,763
Costco Wholesale Corp.
	1.600%, 04/20/30		1,000	996,586
	1.750%, 04/20/32		1,400	1,404,360
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	721,118
	Crown Castle International Corp.
	3.800%, 02/15/28		600	674,296
	CVS Health Corp.
	3.250%, 08/15/29		650	714,970
	DCP Midstream Operating L.P.
	5.375%, 07/15/25		500	552,500
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	706,670
	Discover Bank
	4.650%, 09/13/28		600	710,980
	DXC Technology Co.
	4.750%, 04/15/27		600	692,053
	eBay, Inc.
	1.400%, 05/10/26		488	494,272
	Edison International
	4.125%, 03/15/28		650	700,465
	Energy Transfer Operating L.P.
	3.750%, 05/15/30		550	600,029
	EQM Midstream Partners L.P.
Ω	6.000%, 07/01/25		500	544,540
	Equinix, Inc.
	2.150%, 07/15/30		700	704,167
	ERP Operating L.P.
	4.150%, 12/01/28		600	699,045
	Expedia Group, Inc.
	3.250%, 02/15/30		650	682,239
	Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	500	636,546
	FirstEnergy Corp.
	2.650%, 03/01/30		600	611,280
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	374,430
	5.113%, 05/03/29		250	283,060
	Fox Corp.
	4.709%, 01/25/29		900	1,064,266
	GATX Corp.
	4.700%, 04/01/29		600	704,498
	General Electric Co.
	1.875%, 05/28/27	EUR	500	647,118
	General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	737,203
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
GLP Capital L.P. / GLP Financing II, Inc.
	5.750%, 06/01/28		200	$240,268
	4.000%, 01/15/30		600	653,460
	Goldman Sachs Group, Inc. (The)
	3.125%, 07/25/29	GBP	400	621,049
	Graphic Packaging International LLC
Ω	3.500%, 03/15/28		350	354,375
	Hanesbrands, Inc.
	4.625%, 05/15/24		500	528,750
	HCA, Inc.
	5.375%, 02/01/25		350	396,690
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		150	171,472
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	450	610,653
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		300	349,113
	Humana, Inc.
	3.125%, 08/15/29		650	709,057
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
	4.750%, 09/15/24		400	416,888
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	701,037
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	500	659,889
	Jabil, Inc.
	1.700%, 04/15/26		700	710,198
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	741,630
	Kimco Realty Corp.
	1.900%, 03/01/28		700	706,511
	Kinder Morgan Energy Partners L.P.
	6.950%, 01/15/38		500	722,947
	L Brands, Inc.
	5.250%, 02/01/28		600	674,907
	Lazard Group LLC
	4.500%, 09/19/28		500	582,202
	Lear Corp.
	3.800%, 09/15/27		650	725,988
	Lennar Corp.
	4.750%, 05/30/25		500	561,250
	Marriott International, Inc.
	4.000%, 04/15/28		650	719,045
	MGM Resorts International
	4.625%, 09/01/26		350	364,875
	Mosaic Co. (The)
	4.050%, 11/15/27		800	907,225
	Motorola Solutions, Inc.
	2.300%, 11/15/30		700	699,864

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
MPLX L.P.
	1.750%, 03/01/26		700	$711,218
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	653,825
NextEra Energy Operating Partners L.P.
Ω	4.250%, 07/15/24		400	420,580
Ω	4.500%, 09/15/27		300	323,250
NIKE, Inc.
	2.850%, 03/27/30		3,000	3,294,728
Nordstrom, Inc.
	4.000%, 03/15/27		385	405,178
NOV, Inc.
	3.600%, 12/01/29		400	424,949
OneMain Finance Corp.
	7.125%, 03/15/26		450	529,875
ONEOK, Inc.
	6.350%, 01/15/31		300	390,251
Ovintiv, Inc.
	8.125%, 09/15/30		400	550,793
Phillips 66 Partners L.P.
	3.150%, 12/15/29		700	743,723
Plains All American Pipeline L.P. / PAA Finance Corp.
	3.550%, 12/15/29		200	214,560
	3.800%, 09/15/30		350	379,654
PPG Industries, Inc.
	2.800%, 08/15/29		650	697,329
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	200,765
Progress Energy, Inc.
	7.000%, 10/30/31		290	407,136
Public Storage
	1.850%, 05/01/28		800	819,952
PulteGroup, Inc.
	5.500%, 03/01/26		450	526,990
Radian Group, Inc.
	4.500%, 10/01/24		350	374,108
Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	279,807
Ross Stores, Inc.
	1.875%, 04/15/31		549	542,221
Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30		750	746,482
Seagate HDD Cayman
	4.875%, 06/01/27		600	669,000
Sealed Air Corp.
Ω	4.000%, 12/01/27		600	640,500
Sensata Technologies BV
Ω	5.000%, 10/01/25		150	167,437
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		350	374,500
Sherwin-Williams Co. (The)
	2.950%, 08/15/29		650	707,993
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Southwest Airlines Co.
	5.125%, 06/15/27		600	$709,601
	Spirit Realty L.P.
	2.100%, 03/15/28		800	808,967
	Square, Inc.
Ω	3.500%, 06/01/31		600	623,454
	Stryker Corp.
	2.125%, 11/30/27	EUR	500	667,110
	Tapestry, Inc.
	4.250%, 04/01/25		400	435,574
	The TJX Cos. Inc. (The)
	1.150%, 05/15/28		700	685,701
	Thermo Fisher Scientific, Inc.
	1.950%, 07/24/29	EUR	500	669,638
	Toll Brothers Finance Corp.
	3.800%, 11/01/29		350	378,000
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		350	387,835
	Truist Financial Corp.
	1.950%, 06/05/30		1,000	1,019,557
	Twitter, Inc.
Ω	3.875%, 12/15/27		600	641,760
	US Bancorp
	1.375%, 07/22/30		750	730,832
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	766,913
	Verizon Communications, Inc.
	1.375%, 11/02/28	EUR	500	642,235
	Visa, Inc.
	2.050%, 04/15/30		1,000	1,040,608
	Vontier Corp.
Ω	1.800%, 04/01/26		500	501,833
Walmart, Inc.
	3.250%, 07/08/29		1,000	1,130,576
	5.625%, 03/27/34	GBP	850	1,772,395
	5.250%, 09/01/35		500	693,066
	5.250%, 09/28/35	GBP	600	1,244,303
	Waste Management, Inc.
	1.150%, 03/15/28		700	687,341
	Wells Fargo & Co.
	3.500%, 09/12/29	GBP	400	635,590
	Western Digital Corp.
	4.750%, 02/15/26		350	388,500
	Western Power Distribution West Midlands P.L.C.
	5.750%, 04/16/32	GBP	300	581,073
	Western Union Co. (The)
	1.350%, 03/15/26		600	600,261
	Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	500	634,970
	Williams Cos., Inc. (The)
	8.750%, 03/15/32		500	783,259
	TOTAL UNITED STATES			104,474,637
	TOTAL BONDS			197,590,262

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (0.4%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/26	717	$790,703
TOTAL INVESTMENT SECURITIES (Cost $212,979,416)		215,465,212

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	0	$5
TOTAL INVESTMENTS — (100.0%)
(Cost $212,979,421)^^			$215,465,217

As of July 31, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,635,483	NZD	5,239,673	Citibank, N.A.	08/13/21	$23,838
USD	176,684	NOK	1,522,625	State Street Bank and Trust	08/13/21	4,333
USD	223,441	SGD	300,750	Citibank, N.A.	08/16/21	1,481
USD	961,465	SGD	1,294,257	State Street Bank and Trust	08/16/21	6,278
USD	1,334,624	AUD	1,748,151	Citibank, N.A.	09/09/21	2,149
USD	10,414,404	AUD	14,117,787	State Street Bank and Trust	09/09/21	52,268
Total Appreciation						$90,347
USD	9,701	NOK	86,087	Citibank, N.A.	08/13/21	$(43)
NOK	54,480	USD	6,172	Citibank, N.A.	08/13/21	(5)
USD	165,882	SGD	224,928	Citibank, N.A.	08/16/21	(119)
USD	930,644	JPY	102,178,015	Citibank, N.A.	08/20/21	(859)
USD	5,808,534	JPY	641,720,918	State Street Bank and Trust	08/20/21	(41,694)
USD	1,501,915	EUR	1,269,216	Citibank, N.A.	08/27/21	(4,390)
USD	26,701,908	EUR	22,627,366	State Street Bank and Trust	08/27/21	(152,228)
USD	22,272,486	CAD	27,727,236	Citibank, N.A.	09/09/21	(162,968)
USD	23,149,450	GBP	16,850,860	State Street Bank and Trust	09/09/21	(275,337)
Total (Depreciation)						$(637,643)
Total Appreciation (Depreciation)						$(547,296)
As of July 31, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	6,000,000	04/30/24	—	—	$109,472	$109,472
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	74,137	74,137
Bank of America Corp.	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	216,937	216,937
Bank of America Corp.	2.713%	Fixed	CPI	Maturity	USD	7,000,000	05/11/28	—	—	70,770	70,770
Bank of America Corp.	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	116,032	116,032
Bank of America Corp.	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	101,560	101,560

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	$118,485	$118,485
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	180,118	180,118
Bank of America Corp.	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	261,991	261,991
Bank of America Corp.	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	29,113	29,113
Bank of America Corp.	2.558%	Fixed	CPI	Maturity	USD	9,000,000	04/30/31	—	—	144,161	144,161
Bank of America Corp.	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	84,722	84,722
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	695,257	695,257
Bank of America Corp.	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	26,996	26,996
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	22,338	22,338
Citibank, N.A.	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	186,055	186,055
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	36,099	36,099
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	89,212	89,212
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	61,506	61,506
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	427	427
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	58,376	58,376
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	47,017	47,017
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	22,098	22,098
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	101,873	101,873
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	110,751	110,751
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	70,864	70,864
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	79,751	79,751
Total Appreciation										$3,116,118	$3,116,118
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	(12,329)	(12,329)
Total (Depreciation)										$(12,329)	$(12,329)
Total Appreciation (Depreciation)										$3,103,789	$3,103,789
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$17,084,247	—	$17,084,247
Bonds
Australia	—	11,473,550	—	11,473,550
Belgium	—	1,771,111	—	1,771,111

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	—	$26,564,650	—	$26,564,650
Finland	—	3,887,091	—	3,887,091
France	—	7,233,779	—	7,233,779
Germany	—	4,255,431	—	4,255,431
Italy	—	579,186	—	579,186
Japan	—	1,764,438	—	1,764,438
Luxembourg	—	724,584	—	724,584
Netherlands	—	6,585,762	—	6,585,762
New Zealand	—	1,200,307	—	1,200,307
Norway	—	1,840,289	—	1,840,289
Singapore	—	1,342,042	—	1,342,042
Spain	—	609,889	—	609,889
Supranational Organization Obligations	—	8,263,234	—	8,263,234
Switzerland	—	3,548,656	—	3,548,656
United Kingdom	—	11,471,626	—	11,471,626
United States	—	104,474,637	—	104,474,637
U.S. Treasury Obligations	—	790,703	—	790,703
Securities Lending Collateral	—	5	—	5
Forward Currency Contracts**	—	(547,296)	—	(547,296)
Swap Agreements**	—	3,103,789	—	3,103,789
TOTAL	—	$218,021,710	—	$218,021,710
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2021, the Fund consisted of one hundred and three operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value

Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2021, the DFA Commodity Strategy Portfolio held $376,701,425 in the Subsidiary, representing 22.97% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,803
U.S. Large Cap Value Portfolio	14,274,079
U.S. Targeted Value Portfolio	8,285,145
U.S. Small Cap Value Portfolio	9,903,922
U.S. Core Equity 1 Portfolio	13,914,162
U.S. Core Equity 2 Portfolio	15,339,495
U.S. Vector Equity Portfolio	2,595,160
U.S. Small Cap Portfolio	9,917,894
U.S. Micro Cap Portfolio	4,301,051
DFA Real Estate Securities Portfolio	6,424,687
Large Cap International Portfolio	4,096,811
International Core Equity Portfolio	25,847,717
International Small Company Portfolio	9,330,154
Global Small Company Portfolio	76,170
Japanese Small Company Portfolio	354,506
Asia Pacific Small Company Portfolio	317,179
United Kingdom Small Company Portfolio	42,737
Continental Small Company Portfolio	626,481
DFA International Real Estate Securities Portfolio	6,006,964
DFA Global Real Estate Securities Portfolio	8,173,506
DFA International Small Cap Value Portfolio	10,422,103
International Vector Equity Portfolio	2,791,666
World ex U.S. Value Portfolio	261,823
World ex U.S. Targeted Value Portfolio	669,987
World ex U.S. Core Equity Portfolio	3,150,234
Selectively Hedged Global Equity Portfolio	196,030
Emerging Markets Portfolio	3,573,077
Emerging Markets Small Cap Portfolio	4,083,741
Emerging Markets Value Portfolio	10,604,722
Emerging Markets Core Equity Portfolio	20,166,108
U.S. Large Cap Equity Portfolio	1,104,809
DFA Commodity Strategy Portfolio	2,633,035
DFA One-Year Fixed Income Portfolio	6,015,058

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,704,068
DFA Selectively Hedged Global Fixed Income Portfolio	1,198,559
DFA Short-Term Government Portfolio	1,771,261
DFA Five-Year Global Fixed Income Portfolio	13,630,709
DFA World ex U.S. Government Fixed Income Portfolio	1,730,263
DFA Intermediate Government Fixed Income Portfolio	6,074,087
DFA Short-Term Extended Quality Portfolio	7,142,344
DFA Intermediate-Term Extended Quality Portfolio	2,043,678
DFA Targeted Credit Portfolio	878,709
DFA Investment Grade Portfolio	13,144,875
DFA Inflation-Protected Securities Portfolio	6,231,081
DFA Short-Term Municipal Bond Portfolio	2,445,362
DFA Intermediate-Term Municipal Bond Portfolio	2,044,811
DFA Selective State Municipal Bond Portfolio	242,467
DFA California Short-Term Municipal Bond Portfolio	863,668
DFA California Intermediate-Term Municipal Bond Portfolio	604,426
DFA NY Municipal Bond Portfolio	115,173
Dimensional Retirement Income Fund	61,255
Dimensional 2045 Target Date Retirement Income Fund	65,924
Dimensional 2050 Target Date Retirement Income Fund	46,471
Dimensional 2055 Target Date Retirement Income Fund	27,579
Dimensional 2060 Target Date Retirement Income Fund	25,152
Dimensional 2065 Target Date Retirement Income Fund	1,825
Dimensional 2010 Target Date Retirement Income Fund	17,144
Dimensional 2015 Target Date Retirement Income Fund	36,019
Dimensional 2020 Target Date Retirement Income Fund	106,301
Dimensional 2025 Target Date Retirement Income Fund	133,640
Dimensional 2030 Target Date Retirement Income Fund	134,308
Dimensional 2035 Target Date Retirement Income Fund	112,195
Dimensional 2040 Target Date Retirement Income Fund	86,802
DFA Short-Duration Real Return Portfolio	1,512,226
DFA Municipal Real Return Portfolio	962,912
DFA Municipal Bond Portfolio	616,159
World Core Equity Portfolio	712,626
DFA LTIP Portfolio	336,854
U.S. Social Core Equity 2 Portfolio	871,390
U.S. Sustainability Core 1 Portfolio	3,129,593
U.S. Sustainability Targeted Value Portfolio	188,566
International Sustainability Core 1 Portfolio	2,425,926
International Social Core Equity Portfolio	1,242,434
Global Social Core Equity Portfolio	84,137
Emerging Markets Social Core Equity Portfolio	1,229,263
Tax-Managed U.S. Marketwide Value Portfolio	2,397,499
Tax-Managed DFA International Value Portfolio	2,805,876
T.A. World ex U.S. Core Equity Portfolio	3,252,632
VA U.S. Targeted Value Portfolio	377,751
VA U.S. Large Value Portfolio	408,846
VA International Value Portfolio	364,451

Federal Tax Cost
VA International Small Portfolio	$271,708
VA Short-Term Fixed Portfolio	292,840
VA Global Bond Portfolio	402,897
VIT Inflation-Protected Securities Portfolio	192,483
VA Global Moderate Allocation Portfolio	133,629
U.S. Large Cap Growth Portfolio	1,345,669
U.S. Small Cap Growth Portfolio	623,836
International Large Cap Growth Portfolio	462,853
International Small Cap Growth Portfolio	189,996
DFA Social Fixed Income Portfolio	513,641
DFA Diversified Fixed Income Portfolio	2,377,670
U.S. High Relative Profitability Portfolio	4,091,884
International High Relative Profitability Portfolio	1,675,935
VA Equity Allocation Portfolio	68,994
DFA MN Municipal Bond Portfolio	39,147
DFA California Municipal Real Return Portfolio	182,073
DFA Global Core Plus Fixed Income Portfolio	2,868,273
Emerging Markets Sustainability Core 1 Portfolio	748,762
Emerging Markets Targeted Value Portfolio	199,251
DFA Global Sustainability Fixed Income Portfolio	805,716
DFA Oregon Municipal Bond Portfolio	49,704
DFA Global Core Plus Real Return Portfolio	194,571
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Committee Action. Until The U.S. Large Cap Value Series, The Tax-Managed

U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.
Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.